Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the shareholder reports of the funds described herein will no longer be sent by mail, unless you specifically request paper copies of the reports from the NYLIAC Variable Products Service Center. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from NYLIAC electronically by contacting the NYLIAC Variable Products Service Center.

You may elect to receive all future reports in paper free of charge. You can inform NYLIAC that you wish to continue receiving paper copies of your shareholder reports by contacting the NYLIAC Variable Products Service Center. Your election to receive reports in paper will apply to all funds described herein.

PROSPECTUS Dated May 1, 2019

for

New York Life Income Plus Variable Annuity

From

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a Delaware Corporation)

51 Madison Avenue, Room 251,

New York, New York 10010

Investing in

NYLIAC Variable Annuity Separate Account-III

This Prospectus describes the individual flexible premium New York Life Income Plus Variable Annuity (“NYL Income Plus”) policies issued by New York Life Insurance and Annuity Corporation (NYLIAC). We designed this policy for individuals in the pre-retirement market whose primary need is income, with accumulation being a secondary need. If you select the Guaranteed Future Income Benefit Rider, NYL Income Plus becomes a modified single premium policy and will include a deferred fixed income component that is determined on the Policy Date and guaranteed for the life of the Annuitant(s). The Guaranteed Future Income Benefit Rider’s deferred fixed income component is funded through deductions from the policy’s Variable Accumulation Value pursuant to a non-discretionary mathematical formula. Please see “ABOUT NYL INCOME PLUS” and “THE POLICIES—Riders—Guaranteed Future Income Benefit Rider (optional)” for more information. We have discontinued sales of new policies. We will still accept new premiums for policies that did not elect the GFIB rider.

These policies also include the Income Benefit Rider, which allows you to purchase deferred fixed income at your own pace, also through deductions from the policy’s Variable Accumulation Value. We will inform you of the amount of deferred fixed income purchased through the Income Benefit Rider. Please see “ABOUT NYL INCOME PLUS” and “THE POLICIES—Riders—Income Benefit Rider” for more information.

You can use these policies with retirement plans that do or do not qualify for special federal income tax treatment. The policies offer no additional tax benefit when used with plans that qualify for special federal income tax treatment. The policies offer flexible premium payments (see “THE POLICIES—Policy Application and Premium Payments”), access to your money through partial withdrawals (withdrawals may be subject to a surrender charge and/or penalty tax and may impact the amount of your GFIB Payments (as defined in this Prospectus)), a choice of when Variable Account Annuity Income Payments commence, and a guaranteed death benefit if the owner dies before or after Variable Account Annuity Income Payments and/or GFIB Payments or Income Benefit Payments provided pursuant to either the Guaranteed Future Income Benefit Rider or the Income Benefit Rider have commenced.

The Mortality and Expense Risk and Administrative Costs Charge (M&E Charge) associated with your policy is assessed based on the Variable Accumulation Value of the policy and will vary with fluctuations in the policy’s Variable Accumulation Value. Please see “TABLE OF FEES AND EXPENSES—Periodic Charges Other Than Fund Company Charges” for more information.

You should read this Prospectus carefully before investing and keep it for future reference. This Prospectus is not valid unless it is accompanied by the current prospectuses for the Eligible Portfolios of the Funds in which the Investment Divisions invest (the “Funds” and each individually, a “Fund”). Please contact us at (800) 598-2019, or contact your registered representative, if you do not have the accompanying book of underlying fund prospectuses.

To learn more about the policies, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 2019. The SAI has been filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into this Prospectus. The table of contents for the SAI appears at the end of this Prospectus. For a free copy of the SAI, call us at (800) 598-2019 or write to us at the address noted above. The SEC maintains a website (http://www.sec.gov) that contains the SAI and other information that is filed electronically with the SEC.

The SEC has not approved or disapproved these securities or passed upon the adequacy or accuracy of this Prospectus. Any representation to the contrary is a criminal offense.

The policies involve risks, including potential loss of principal invested. The policies are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the FDIC, the Federal Reserve Board, or any other agency.

Your premium payment(s) accumulate(s) on a tax-deferred basis. This means your earnings are not taxed until you take money out of your policy, which can be done in several ways. You can allocate your premium payment(s) among the Dollar Cost Averaging Advantage Account, and the Investment Divisions listed below. You may also allocate your premium payment to an Asset Allocation Model, subject to availability. The following page lists the Asset Allocation Models that are available with this policy.

•  MainStay VP Balanced — Service Class

•  MainStay VP Bond — Service Class

•  MainStay VP Conservative Allocation — Service Class

•  MainStay VP Cushing® Renaissance Advantage — Service Class

•  MainStay VP Eagle Small Cap Growth — Service Class

•  MainStay VP Emerging Markets Equity — Service Class[1]

•  MainStay VP Epoch U.S. Equity Yield — Service Class

•  MainStay VP Fidelity Institutional AM® Utilities — Service Class[2]

•  MainStay VP Floating Rate — Service Class

•  MainStay VP Growth Allocation — Service Class

•  MainStay VP Income Builder — Service Class

•  MainStay VP Indexed Bond — Service Class

•  MainStay VP IQ Hedge Multi-Strategy — Service Class[3]

•  MainStay VP Janus Henderson Balanced — Service Class

•  MainStay VP Large Cap Growth — Service Class

•  MainStay VP MacKay Common Stock — Service Class

•  MainStay VP MacKay Convertible — Service Class

•  MainStay VP MacKay Government — Service Class

•  MainStay VP MacKay Growth — Service Class[1]

•  MainStay VP MacKay High Yield Corporate Bond — Service Class

•  MainStay VP MacKay International Equity — Service Class

•  MainStay VP MacKay Mid Cap Core — Service Class

•  MainStay VP MacKay S&P 500 Index — Service Class

•  MainStay VP MacKay Small Cap Core — Service Class[4]

•  MainStay VP MacKay Unconstrained Bond — Service Class

•  MainStay VP Mellon Natural Resources — Initial Class[5]

•  MainStay VP Moderate Allocation — Service Class

•  MainStay VP Moderate Growth Allocation — Service Class

•  MainStay VP PIMCO Real Return — Service Class

•  MainStay VP T. Rowe Price Equity Income — Service Class[1]

•  MainStay VP U.S. Government Money Market — Initial Class

•  American Funds IS Asset Allocation Fund — Class 4

•  American Funds IS Blue Chip Income and Growth Fund — Class 4

•  American Funds IS Global Small Capitalization Fund — Class 4

•  American Funds IS Growth Fund — Class 4

•  American Funds IS New World Fund® — Class 4

•  BlackRock® Global Allocation V.I. Fund — Class III

•  BlackRock® High Yield V.I. Fund — Class III

•  ClearBridge Variable Appreciation Portfolio — Class II

•  Columbia Variable Portfolio — Commodity Strategy Fund — Class 2

•  Columbia Variable Portfolio — Emerging Markets Bond Fund — Class 2

•  Columbia Variable Portfolio — Small Cap Value Fund — Class 2

•  Delaware VIP® Small Cap Value Series –– Service Class

•  Dreyfus IP Technology Growth Portfolio –– Service Shares

•  DWS Alternative Asset Allocation VIP — Class B6

•  Fidelity® VIP ContrafundSM Portfolio — Service Class 2

•  Fidelity® VIP Emerging Markets Portfolio — Service Class 2

•  Fidelity® VIP Equity-Income PortfolioSM — Service Class 2

•  Fidelity® VIP FundsManager® 60% Portfolio — Service Class

•  Fidelity® VIP Growth Opportunities Portfolio — Service Class 2

•  Fidelity® VIP Health Care Portfolio — Service Class 2

•  Fidelity® VIP International Index Portfolio — Service Class 2

•  Fidelity® VIP Mid Cap Portfolio — Service Class 2

•  Invesco V.I. American Value Fund — Series II Shares

•  Invesco V.I. International Growth Fund — Series II Shares

•  Janus Henderson Enterprise Portfolio — Service Shares

•  Janus Henderson Global Research Portfolio — Service Shares

•  MFS® International Value Portfolio — Service Class

•  MFS® Investors Trust Series — Service Class

•  MFS® Research Series — Service Class

•  Morgan Stanley VIF U.S. Real Estate Portfolio — Class II

•  Neuberger Berman AMT Mid Cap Growth Portfolio — Class S

•  PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) — Advisor Class[7]

•  PIMCO VIT Low Duration Portfolio — Advisor Class

•  PIMCO VIT Total Return Portfolio — Advisor Class

•  Victory VIF Diversified Stock Fund — Class A Shares[1]

[1]

New allocations to the MainStay VP Emerging Markets Equity, MainStay VP MacKay Growth, MainStay VP T. Rowe Price Equity Income and Victory VIF Diversified Stock Investment Divisions will not be accepted from policyowners who were not invested in the Investment Divisions on November 13, 2017. For existing policyowners, if all your Accumulation Value is removed from these Investment Divisions on or after November 13, 2017, you will not be able to reinvest in these Investment Divisions.

[2]	Formerly known as MainStay VP MFS® Utilities.
[3]	On November 30, 2018, MainStay VP Absolute Return Multi-Strategy merged into MainStay VP IQ Hedge Multi-Strategy.
[4]	On May 1, 2019, MainStay VP Epoch U.S. Small Cap merged into MainStay VP MacKay Small Cap Core.
[5]	Formerly known as MainStay VP VanEck Global Hard Assets.
[6]	Formerly known as Deutsche Alternative Asset Allocation VIP.

[7]	Formerly known as PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged).

Please note that if you selected the Guaranteed Future Income Benefit Rider, there are restrictions on your ability to allocate your Premium Payment (as defined in this Prospectus) to the Investment Divisions or Asset Allocation Models. Please see “THE POLICIES—Riders—Guaranteed Future Income Benefit Rider (optional)” for more information. The Income Benefit Rider does not include any Investment Division allocation restrictions.

Asset Allocation Models

Aggressive	Moderately Aggressive

10% MainStay VP MacKay S&P 500 Index

10% DWS Alternative Asset Allocation VIP

8% American Funds IS Blue Chip Income and Growth Fund

8% Janus Henderson Global Research Portfolio

7% MainStay VP MacKay Mid Cap Core

6% MFS® Investors Trust Series

6% Fidelity® VIP Emerging Markets Portfolio

5% MainStay VP MacKay High Yield Corporate Bond

5% Columbia Variable Portfolio — Emerging Markets Bond

Fund

5% Fidelity® VIP ContrafundSM Portfolio

5% MFS® Research Series

5% Fidelity® VIP Equity-Income

PortfolioSM

5% ClearBridge Variable Appreciation Portfolio

5% MainStay VP MacKay International Equity

5% American Funds IS New World Fund®

5% MFS® International Value Portfolio

10% MainStay VP MacKay S&P 500 Index

10% DWS Alternative Asset Allocation VIP

7% PIMCO VIT Total Return Portfolio

7% MainStay VP MacKay High Yield Corporate Bond

7% American Funds IS Blue Chip Income and Growth Fund

7% MainStay VP MacKay Mid Cap Core

6% MainStay VP Bond

6% MFS® Investors Trust Series

5% MainStay VP PIMCO Real Return

5% Columbia Variable Portfolio — Emerging Markets Bond

Fund

5% MFS® Research Series

5% Fidelity® VIP Equity-Income

PortfolioSM

5% ClearBridge Variable Appreciation Portfolio

5% MainStay VP MacKay International Equity

5% American Funds IS New World Fund®

5% MFS® International Value Portfolio

Moderate	Moderately Conservative

10% MainStay VP MacKay S&P 500 Index

10% DWS Alternative Asset Allocation VIP

8% MainStay VP Bond

7% PIMCO VIT Total Return Portfolio

7% MainStay VP Indexed Bond

7% MainStay VP MacKay High Yield Corporate Bond

6% MainStay VP MacKay Government

5% MainStay VP PIMCO Real Return

5% Columbia Variable Portfolio — Emerging Markets Bond Fund

5% MFS® Investors Trust Series

5% MFS® Research Series

5% Fidelity® VIP Equity-Income PortfolioSM

5% American Funds IS Blue Chip Income and Growth Fund

5% MainStay VP MacKay Mid Cap Core

5% American Funds IS New World Fund®

5% MFS® International Value Portfolio

10% MainStay VP Bond

10% PIMCO VIT Total Return Portfolio

10% DWS Alternative Asset Allocation VIP

9% MainStay VP Indexed Bond

8% MainStay VP MacKay Government

7% MainStay VP MacKay High Yield Corporate Bond

6% MainStay VP PIMCO Real Return

5% PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)

5% Columbia Variable Portfolio — Emerging Markets Bond Fund

5% MainStay VP MacKay S&P 500 Index

5% MFS® Investors Trust Series

5% MFS® Research Series

5% Fidelity® VIP Equity-Income PortfolioSM

5% American Funds IS Blue Chip Income and Growth Fund

5% MainStay VP MacKay Mid Cap Core

Conservative

14% PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)

12% MainStay VP Bond

11% PIMCO VIT Total Return Portfolio

10% MainStay VP MacKay Government

10% MainStay VP Indexed Bond

10% DWS Alternative Asset Allocation VIP

7% MainStay VP PIMCO Real Return

7% MainStay VP MacKay High Yield Corporate Bond

5% Columbia Variable Portfolio — Emerging Markets Bond Fund

4% BlackRock® High Yield V.I. Fund

4% American Funds IS Blue Chip Income and Growth Fund

3% MFS® Research Series

3% MainStay VP MacKay Mid Cap Core

Please be advised that each Asset Allocation Model is designed to achieve a different investment objective and takes into consideration risk tolerance and time horizon. Each Asset Allocation Model corresponds with one of the five Investment Objectives identified on your Investor Profile. (For more information, see “NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION AND THE SEPARATE ACCOUNT – Asset Allocation Models”.)

We do not guarantee the investment performance of the Investment Divisions. Depending on current market conditions, you can make or lose money in any of the Investment Divisions.

This Prospectus is not considered an offering in any state where the sale of the policy cannot lawfully be made. We do not authorize any information or representations regarding the offering other than as described in this Prospectus or in any accompanying supplement to this Prospectus or in any authorized supplemental sales material.

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DEFINITIONS

Accumulation Unit—An accounting unit we use to calculate the Variable Accumulation Value prior to the Annuity Commencement Date. Each Investment Division of the Separate Account has a distinct variable Accumulation Unit value.

Accumulation Value—The sum of the Variable Accumulation Value and the DCA Advantage Account Accumulation Value of a policy.

Adjusted Death Benefit Premium Payment—The Premium Payment(s) made under this Policy reduced by any Adjusted Death Benefit Premium Payment Proportional Withdrawals.

Adjusted Death Benefit Premium Payment Proportional Withdrawal—An amount equal to the amount withdrawn from this Policy (including any amount withdrawn that may include surrender charges), divided by this Policy’s Accumulation Value immediately preceding the withdrawal, multiplied by the Adjusted Death Benefit Premium Payment immediately preceding the withdrawal.

Allocation Options—The Investment Divisions of the Separate Account and any Asset Allocation Model.

Annuitant(s)—The person(s) named on the Policy Data Page and whose life determines the Variable Account Annuity Income Payments, Income Benefit Payments (if applicable) and GFIB Payments (if applicable). Unless otherwise stated, the Annuitant is the Owner of this Policy.

Asset Allocation Category(ies)—A group of Investment Divisions of the Separate Account categorized based on investment risk determined by NYLIAC.

Asset Allocation Model—A model portfolio comprised of Investment Divisions of the Separate Account. The current model portfolios are designed by QS Investors, LLC (“QS Investors”) and based primarily on investment risk.

Automatic Income Benefit Purchase—Periodic deductions from the Variable Accumulation Value used to fund the GFIB Payments through the Funded Income Benefit by application of the Automatic Income Benefit Purchase Formula.

Automatic Income Benefit Purchase Formula—A non-discretionary mathematical formula, as shown on the Policy Data Page, applied periodically to determine if an Automatic Income Benefit Purchase is required to fund the GFIB Payments. The Automatic Benefit Purchase Formula may not be changed.

Beneficiary—The person or entity having the right to receive the death benefit proceeds set forth in the policy and who is the “designated beneficiary” for purposes of Section 72 of the Code (as defined below).

Business Day—Generally, any day on which the New York Stock Exchange (NYSE) is open for trading. Our Business Day ends at 4:00 p.m. Eastern Time or the close of regular trading of the NYSE, if earlier.

Code—The Internal Revenue Code of 1986, as amended.

Cumulative Income Benefit Purchases—On any Business Day, the total amount of Variable Accumulation Value used to make Automatic or Discretionary Income Benefit Purchases.

Discretionary Income Benefit Purchase—A voluntary deduction by the Owner of a portion of the Variable Accumulation Value, in the form of Accumulation Units from the Investment Divisions, used to purchase the future Income Benefit Payments. Discretionary Income Benefit Purchases include Systematic Discretionary Income Benefit Purchases. Discretionary Income Benefit Purchases can be used to fund GFIB Payments more quickly, or to purchase additional GFIB Payment amounts after the GFIB Payments have been fully funded.

Dollar Cost Averaging (DCA) Advantage Account—An Allocation Option that permits dollar cost averaging over a six-month period, and pays interest on amounts remaining in the account. Amounts are transferred from the DCA Advantage Account to the Investment Division(s) you choose on a monthly basis.

Dollar Cost Averaging (DCA) Advantage Account Accumulation Value—The portion of the Premium Payment allocated to the DCA Advantage Account, plus interest credited on such portions, less any transfers and partial withdrawals from the DCA Advantage Account, and less any surrender charges and policy service charges that may already have been assessed from the DCA Advantage Account. The DCA Advantage Account Accumulation Value is supported by assets in NYLIAC’s general account. These assets are subject to the claims of our general creditors.

Eligible Portfolios (Portfolios)—The mutual fund portfolios of the funds that are available for investment through the Investment Divisions of the Separate Account.

4

Fund—A diversified open-end management investment company registered under the Investment Company Act of 1940, and any other registered open-end management investment company that offers Eligible Portfolios.

Funded Income Benefit—For the Income Benefit Rider, Funded Income Benefit means on any Business Day, the sum of the Income Benefit Payments purchased with Discretionary Income Benefit Purchases. The Funded Income Benefit is supported by assets in NYLIAC’s General Account and is not part of the Separate Account.

For the Guaranteed Future Income Benefit Rider, Funded Income Benefit means on any Business Day, the sum of GFIB Payments purchased with Automatic Income Benefit Purchases and Discretionary Income Benefit Purchases, if any. The Funded Income Benefit is the portion of the GFIB Payments that have been funded with Cumulative Income Benefit Purchases. The Funded Income Benefit is supported by assets in NYLIAC’s General Account and is not part of the Separate Account.

General Office—A New York Life field office.

Good Order—We consider a transaction to be in “Good Order” if it complies generally with our administrative procedures and all relevant laws and regulations, and the required information is complete and correct. We may delay or reject a request if it is not in Good Order. Good Order generally means the actual receipt by us of instructions relating to the requested transaction in writing (or, if permitted, by telephone or electronically), along with all forms and other information or documentation necessary to complete the request. We may, in our sole discretion, determine whether any particular request is in Good Order. If you have any questions, you should contact us or your registered representative before submitting a form or request.

Guaranteed Future Income Benefit Fee (“GFIB Fee”)—The GFIB Fee is a charge that we impose for the benefit provided by the GFIB Rider. This fee is a percentage of the average Unfunded Income Benefit Base and is deducted from the Variable Accumulation Value. This fee is assessed each Policy quarter preceding the GFIB Payment Commencement Date and upon a surrender of the Policy prior to the GFIB Payment Commencement Date.

Guaranteed Future Income Benefit Payments (“GFIB Payments”)—Fixed periodic guaranteed future income payments that NYLIAC makes to the named Payee beginning on the GFIB Payment Commencement Date and payable during the lifetime of the Annuitant. GFIB Payments remain the same regardless of the performance of the Investment Divisions.

Guaranteed Future Income Benefit Payment Commencement Date (“GFIB Payment Commencement Date”)—The date shown on the Policy Data Page, or as subsequently changed by you, on which the first GFIB Payment under this Policy will be made.

Guaranteed Future Income Benefit Rate (“GFIB Rate”)—The income purchase rate used to determine the GFIB Payments. This rate will not change, unless there is an elective change to the GFIB Payment Commencement Date.

Income Benefit Payments—Fixed periodic income payments that NYLIAC makes to the named Payee beginning on the Income Benefit Payment Commencement Date and payable during the lifetime of the Annuitant.

Income Benefit Payment Commencement Date—The date shown on the Policy Data Page on which the first Income Benefit Payment under this Policy will be made, or as subsequently changed by you.

Income Benefit Purchase Rate—The income purchase rate in effect for a Discretionary Income Benefit Purchase or an Automatic Income Benefit Purchase at the time a purchase is processed. The method for determining this rate is described on the Policy Data Page.

Investment Division—The variable investment options available under the Policy. Each Investment Division which is a division of the Separate Account, invests exclusively in shares of a specified Eligible Portfolio.

Non-Qualified Policies—A policy which is not issued under a Qualified Plan.

NYLIAC, we, our or us—New York Life Insurance and Annuity Corporation. All written service requests must be sent to the NYLIAC Variable Products Service Center (“VPSC”) at one of the addresses listed in Question 14 of the section of the Prospectus entitled, “QUESTIONS AND ANSWERS ABOUT NEW YORK LIFE INCOME PLUS VARIABLE ANNUITY.”

Owner (“you, your”)—The person(s) or entity(ies) designated as the Owner in this Policy, or as subsequently changed after issue, and upon whose death prior to the Variable Account Annuity Commencement Date, the Income Benefit Payment Commencement Date or the GFIB Payment Commencement Date, benefits under this Policy may be paid. Unless otherwise stated, the Owner is the Annuitant of this Policy.

5

Partial Withdrawal—Any portion of the Accumulation Value paid to you, at your request, in accordance with the terms of this Policy.

Payee—The recipient(s) designated to receive Variable Account Annuity Income Payments, Income Benefit Payments or GFIB Payments under this Policy. The Owner of this Policy is the Payee, unless you designate another Payee.

Payment Date—The Business Day on which we receive your Premium Payment at the address specified in this Prospectus to receive such payment.

Payment Year—A year as measured from the Payment Date of the initial Premium Payment or from the Payment Date of any additional Premium Payments made to this Policy.

Policy Anniversary—An anniversary of the Policy Date shown on the Policy Data Page.

Policy Data Page—Page 2 of the policy which contains the policy specifications.

Policy Date—The date from which we measure Policy Years, quarters, months, and Policy Anniversaries. It is shown on the Policy Data Page.

Policy Quarter—Each quarter of a Policy Year starting on the Policy Date.

Policy Year—A year starting on the Policy Date. Subsequent Policy Years begin on each Policy Anniversary, unless otherwise indicated.

Premium Payment—Amount(s) paid to NYLIAC as consideration for the benefits provided by this Policy.

Qualified Plan—A retirement plan that receives favorable tax treatment under Section 401, 408 (IRAs), 408A (Roth IRAs) or 457 of the Code.

Qualified Policies—A policy that is issued under a Qualified Plan.

Separate Account—NYLIAC Variable Annuity Separate Account-III; a segregated asset account we established to receive and invest the Premium Payment(s) paid under the policies. The Separate Account’s Investment Divisions, in turn, purchase shares of Eligible Portfolios.

Suitability Standards—The criteria used to evaluate whether a recommended transaction, relating to your policy, is suitable for the policyowner.

Systematic Discretionary Income Benefit Purchase—Discretionary Income Benefit Purchases that are executed automatically on a recurring basis in accordance with your instructions. These purchases may be made in addition to independent Discretionary Income Benefit Purchases.

Total Contract Amount—The sum of the Accumulation Value plus Cumulative Income Benefit Purchases, if any.

Unfunded Income Benefit—On any Business Day, the portion of GFIB Payments that has yet to be funded by Automatic Income Benefit Purchases and Discretionary Income Benefit Purchases, if any, and which NYLIAC guarantees, subject to certain transactions, should there be insufficient Variable Accumulation Value to fully fund the GFIB Payments with the Funded Income Benefit.

Unfunded Income Benefit Base—This amount is used to determine the Unfunded Income Benefit amount, the GFIB Fee, and the GFIB Rider Cancellation Fee. Currently, we are waiving the GFIB Cancellation Fee. On the Policy Date, the Unfunded Income Benefit Base is equal to the Premium Payment. Thereafter, the Unfunded Income Benefit Base is reduced by Automatic Income Benefit Purchases, and by any Discretionary Income Benefit Purchases, adjusted to reflect the ratio of the Income Benefit Purchase Rate to the GFIB Rate. The Unfunded Income Benefit Base also is reduced by withdrawals (whether partial withdrawals, surrenders, or withdrawals of Accumulation Value applied to a Variable Income Payment Option) in proportion to the reduction in Accumulation Value.

Variable Account—The account from which the Accumulation Value is applied to provide Variable Account Annuity Income Payments.

Variable Accumulation Value—The sum of the current Accumulation Unit value(s) for each of the Investment Divisions multiplied by the number of Accumulation Units held in the respective Investment Division.

Variable Account Annuity Commencement Date—The date, shown on the Policy Data Page, or as subsequently changed by you, on which the total Accumulation Value will be applied to an available Variable Account Annuity Income Payment option, and on which Variable Account Annuity Income Payments will begin.

6

Variable Account Annuity Income Payments—Fixed periodic payments NYLIAC makes to the named Payee beginning on the Variable Account Annuity Commencement Date.

7

ABOUT NYL INCOME PLUS

This section of the Prospectus is intended to provide a general overview of NYL Income Plus, the Guaranteed Future Income Benefit Rider (“GFIB Rider”) and the Income Benefit Rider (“IB Rider”). Please see “THE POLICIES — Riders — “Income Benefit Rider” and “Guaranteed Future Income Benefit Rider (optional),” and the remainder of this Prospectus for additional information.

This Prospectus also includes examples of how the GFIB and IB Riders work, and how certain events, such as partial withdrawals, full or partial annuitizations of the Policy’s Variable Accumulation Value, surrenders, or an acceleration or deferral of either the GFIB Payment Commencement Date or the Income Benefit Payment Commencement Date may impact GFIB Payments or Income Benefit Payments, respectively (see “THE POLICIES — Riders — Guaranteed Future Income Benefit Rider (optional)” and “Income Benefit Rider”), as well as information regarding death benefit proceeds with the GFIB and IB Rider.

Overview

NYL Income Plus is a flexible premium (modified single premium if you select the GFIB Rider, as described below) variable annuity. NYL Income Plus offers you the ability to allocate your Premium Payment to 56 Investment Divisions, each of which invests exclusively in shares of one of the Eligible Portfolios listed on the front cover of this Prospectus, the DCA Advantage Account, or one of the available Asset Allocation Models. NYL Income Plus can provide Variable Account annuity income payments that are fixed income payments that are supported by the assets in NYLIAC’s general account, and are subject to the claims paying ability of NYLIAC. Fixed income payments are also available through the GFIB and IB Riders, as described below.

GFIB Rider

The GFIB Rider is an optional benefit that provides for a guaranteed amount of lifetime income (GFIB Payments) to be paid to you beginning on a date that you select, which we call the GFIB Payment Commencement Date. There are limitations with regard to the GFIB Payment Commencement Date that you can select. (see “THE POLICIES — Riders — Guaranteed Future Income Benefit Rider (optional)” and “DISTRIBUTIONS UNDER THE POLICY — GFIB Payments and Income Benefit Payments”). All benefits under the GFIB Rider are payable from NYLIAC’s general account and are subject to the claims paying ability of NYLIAC.

We will determine the amount of your GFIB Payments at the time of application, which is the only time you can select the GFIB Rider. The amount of the GFIB Payments will be based on the amount of your Premium Payment, the GFIB Rate, the age of the Annuitant and overall market conditions. Upon request, we will provide you with a personalized illustration that shows how the GFIB Rider hypothetically might work in your situation.

Your GFIB Payments are determined at the time the policy is issued, although they could be affected by certain transactions you initiate. These transactions are explained in your Policy and elsewhere in this Prospectus. GFIB Payments are funded incrementally through deductions from your Variable Accumulation Value, and each deduction purchases a portion of your GFIB Payments. Therefore, in order to support your GFIB Payments, a significant portion of your Variable Accumulation Value will, in most cases, be used to fund the GFIB Payments while the Policy is in the accumulation phase. We call these deductions Automatic Income Benefit Purchases and they will only be processed on a quarterly basis. We will compute the amount of each Automatic Income Benefit Purchase according to a non-discretionary mathematical formula that is described in your Policy and the Statement of Additional Information. The formula takes into account, among other things, the current investment performance of the Investment Divisions in which you are invested, prevailing and historical interest rates, and previous Automatic and/or Discretionary Income Benefit Purchases (as described below).

The formula is designed to increase the likelihood that a sufficient amount of Automatic Income Benefit Purchases will have been made by the GFIB Payment Commencement Date to fund your GFIB Payments.

Generally, more of your Variable Accumulation Value will be used to fund your GFIB Payments in unfavorable market conditions, low interest rate environments or if you are closer to the GFIB Payment Commencement Date, and less of your Variable Accumulation Value will be used to fund your GFIB Payments in favorable market conditions, higher interest rate environments or if you are farther away from the GFIB Payment Commencement Date. This formula cannot be changed after the Policy is issued.

Under the formula, Automatic Income Benefit Purchases are limited per Policy Quarter to 10% of your Policy’s Variable Accumulation Value as of the end of the previous Policy Quarter, except that the final Automatic Income Benefit Purchase made twenty (20) Business Days before the GFIB Payment Commencement Date has no limitation. All of your Variable Accumulation Value may be applied towards Automatic Income Benefit Purchases. If sufficient Automatic Income Benefit

8

Purchases have not been made by the GFIB Payment Commencement Date to fund your GFIB Payments, we will nevertheless ensure that you receive the GFIB Payments.

The GFIB Rider also gives you the flexibility to fund your GFIB Payments with Discretionary Income Benefit Purchases, which are made through voluntary deductions taken from your Policy’s Variable Accumulation Value. Discretionary Income Benefit Purchases made before your GFIB Payments are fully funded may reduce the likelihood that we will need to make Automatic Income Benefit Purchases. Discretionary Income Benefit Purchases made once your GFIB Payments are fully funded purchase additional guaranteed income. These purchases can be made at any time after the first policy quarter and twenty (20) Business Days before the GFIB Payment Commencement Date.

You may either accelerate or defer (subject to certain limitations) the GFIB Payment Commencement Date that is shown on the Policy Data Page. An acceleration of the GFIB Payment Commencement Date would likely result in a lower GFIB Payment amount, and deferring the date would likely result in a higher payment. If you accelerate the GFIB Payment Commencement Date, you may not receive the benefit provided by the GFIB Rider. However, if you defer the date, you could die before payments begin, or you could receive fewer payments before you die. Please see “THE POLICIES — Riders — Guaranteed Future Income Benefit Rider (optional)” for additional information regarding how an acceleration or deferral of the GFIB Payment Commencement Date will impact your GFIB Payments.

You may cancel a Discretionary Income Benefit Purchase within 10 days of receipt of confirmation (or, if GFIB payments are about to begin, five business days before the GFIB Payment Commencement Date). Once the purchase is final, any Variable Accumulation Value used to purchase GFIB Payments cannot be returned to the Investment Divisions, and cannot be withdrawn or surrendered. Any Variable Accumulation Value used for an Automatic or Discretionary Income Benefit Purchase can only be accessed through the future receipt of GFIB Payments starting on the GFIB Commencement Date. Accordingly, before you elect the GFIB Rider or make a Discretionary Income Benefit Purchase, you should consider your liquidity needs. Variable Accumulation Value used to make Automatic or Discretionary Income Benefit Purchases is no longer invested in the Investment Divisions, and will not earn any interest (see “THE POLICIES — Riders — Guaranteed Future Income Benefit Rider (optional)” and “Income Benefit Rider”).

Partial withdrawals and/or annuitizations of your Variable Accumulation Value taken from your policy before the GFIB Payment Commencement Date will, in many cases, lower your GFIB Payments; however, they will have no impact on the portion of GFIB Payments that have already been funded. If you fully surrender your Policy before the GFIB Payment Commencement Date, the portion of your GFIB Payments that have already been funded by either Automatic or Discretionary Income Benefit Purchases will be paid to you starting on the GFIB Payment Commencement Date. All amounts taken from the Investment Divisions for partial withdrawals, partial annuitizations, or Automatic or Discretionary Income Benefit Purchases to fund your GFIB Payments will be processed on a pro-rata basis.

Purchase of the GFIB Rider may be preferable to annuitizing the policy because with the GFIB Rider, you receive a guaranteed lifetime income amount along with the possibility of retaining a portion of your Variable Accumulation Value, while all of your Variable Accumulation Value would be used if you annuitize the policy on the Variable Account Annuity Commencement Date. However, you should keep in mind that the guaranteed lifetime income amount from the GFIB Rider could be lower or higher than the amount you might receive if you purchased a similar product providing guaranteed lifetime income offered by us or by another company.

If you purchased the GFIB Rider, restrictions will apply that limit the amount you can allocate to the Investment Divisions in accordance with the then available Asset Allocation Categories or Asset Allocation Models. Once you have allocated your Premium Payment among your desired Investment Divisions in the Asset Allocation Categories or one of the pre-selected Asset Allocation Models in compliance with such restrictions, we will automatically rebalance your allocations on a quarterly basis to the Asset Allocation Categories or to the pre-selected Asset Allocation Models you chose to ensure they are within the stated limits. These restrictions are intended to reduce the risk of investment losses that could require us to use our own assets in NYLIAC’s General Account to pay amounts due under the GFIB rider. Also note that the Investment Division restrictions may limit the growth potential of the Policy’s Variable Accumulation Value.

You may cancel the GFIB Rider at any time either before or after the free look period. However, if you cancel the GFIB Rider after the free look period, we will deduct a GFIB Rider Cancellation Fee from your Variable Accumulation Value and we will not refund any GFIB Fees that may have been deducted for the GFIB Rider (see “OTHER CHARGES — GFIB Rider Cancellation Fee”. Currently, we are waiving this fee). If you cancel the GFIB Rider, the portion of your GFIB Payments that have been funded by either Automatic or Discretionary Income Benefit Purchases will be paid to you starting on the GFIB Payment Commencement Date.

There is a separate charge for the GFIB Rider (see “TABLE OF FEES AND EXPENSES — Guaranteed Future Income Benefit Fee”). NYLIAC expects to profit from this charge. If you select the GFIB Rider, income payments will be provided only by this rider — no income payments can be provided by the IB Rider.

9

IB Rider

The IB Rider allows you the flexibility to fund future lifetime income on your own by making Discretionary Income Benefit Purchases. Discretionary Income Benefit Purchases will buy future income that we call Income Benefit Payments. We will begin making Income Benefit Payments to you starting on the Income Benefit Payment Commencement Date. There are limitations with regard to the Income Benefit Payment Commencement Date (see “THE POLICIES — Riders — Income Benefit Rider”).

You can make Discretionary Income Benefit Purchases any time after the first policy quarter and twenty (20) Business Days before the Income Benefit Payment Commencement Date. To make a Discretionary Income Benefit Purchase, simply notify us either through NYLIAC’s Virtual Service Center or in writing at one of the addresses provided in Question 14 of this Prospectus. We will deduct the amount of the Discretionary Income Benefit Purchase from your Policy’s Variable Accumulation Value in accordance with your instructions. If you make no Discretionary Income Benefit Purchases before the Income Benefit Payment Commencement Date, no Income Benefit Payments will be paid to you.

The Income Benefit Payment amount that results from a Discretionary Income Benefit Purchase is based on, among other things, Income Benefit Purchase Rates in effect when you make a Discretionary Income Benefit Purchase, the age of the Annuitant, and the Discretionary Income Benefit Purchase amount. If you choose to make more than one Discretionary Income Benefit Purchase, the amount of your Income Benefit Payments will be greater after each purchase. We will send you a written confirmation of the change in the Income Benefit Payment amount. Please refer to the Policy Data Page for additional information regarding how the Income Benefit Purchase Rate and the resulting Income Benefit Payment amount are determined. You may cancel a Discretionary Income Benefit Purchase within 10 days of receipt of confirmation. Once the purchase is final, any Variable Accumulation Value used to purchase Income Benefit Payments cannot be returned to the Investment Divisions, and cannot be withdrawn or surrendered. Any Variable Accumulation Value used for a Discretionary Income Benefit Purchase can only be accessed through the future receipt of Income Benefit Payments starting on the Income Benefit Payment Commencement Date. Accordingly, before you elect the IB Rider or make a Discretionary Income Benefit Purchase, you should consider your liquidity needs. Variable Accumulation Value used to make Discretionary Income Benefit Purchases is no longer invested in the Investment Divisions, and will not earn any interest. The guaranteed lifetime income amount from the IB Rider could be higher or lower than the amount you might receive if you purchased a similar product providing guaranteed lifetime income offered by us or by another company.

Subject to certain Code restrictions, you may either accelerate or defer the Income Benefit Payment Commencement Date that is shown on the Policy Data Page. An acceleration of the Income Benefit Payment Commencement Date would likely result in a lower Income Benefit Payment amount, and deferring the date would likely result in a higher payment. If you accelerate the Income Benefit Payment Commencement Date, you may not receive the benefit provided by the IB Rider. However, if you defer the date, you could die before payments begin, or you could receive fewer payments before you die. Please see “THE POLICIES — Riders — Income Benefit Rider” for additional information regarding how an acceleration or deferral of the Income Benefit Payment Commencement Date may impact your Income Benefit Payments.

Once a portion of your Variable Accumulation Value is used to make Discretionary Income Benefit Purchases that will fund your Income Benefit Payments, it is no longer available to you on a full or partial surrender of your policy, or upon a full or partial annuitization, unless the Discretionary Income Benefit Purchase is reversed and cancelled during the right to return period (see “THE POLICIES — Riders — Income Benefit Rider”).

NYL Income Plus with the IB Rider is a flexible premium deferred variable annuity. Each Premium Payment begins a new surrender charge period for that payment. There are no Investment Division restrictions for policies that include only the IB Rider. The IB Rider is automatically included with your policy at no additional cost.

10

TABLE OF FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the fees and expenses that you will pay at the time that you buy the Policy, surrender the Policy, or transfer Accumulation Value between investment options. State premium taxes may also be deducted. The amount of any income payments provided under this Policy will not be reduced by any fees or charges.

Policyowner Transaction Expenses

Guaranteed maximum Surrender Charge as a percentage of the amount withdrawn[1]	8.00%
Current Surrender Charge as a percentage of the amount withdrawn[1]	8.00%
Transfer Fee	Guaranteed maximum charge: $30
Current charge: $0[2]

[1]

For policies that do not include the GFIB Rider, In Payment Years 2 and beyond, the percentage applied to calculate the maximum Surrender Charge is reduced as follows: 7% during Payment Year 2; 6% during Payment Year 3; 5% during Payment Year 4; 4% during Payment Year 5; 3% during Payment Year 6; 2% during Payment Year 7; and 0% thereafter. For policies that include the GFIB Rider, the Surrender Charge is reduced each Policy Year according to the same schedule. Surrender Charges will only apply to amounts in the Variable Accumulation Value.

[2]

Currently, we do not charge for transfers under the policy. However, we reserve the right to charge for transfers in excess of 12 in a Policy Year. We will charge no more than $30 for each transfer at the time each transfer is processed. See “CHARGES AND DEDUCTIONS—Other Charges—(f) Transfer Fees.”

The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including Fund fees and expenses.

Periodic Charges Other Than Fund Company Charges

Annual Policy Service Charge[1]	$30
Current and guaranteed maximum Mortality and Expense Risk and Administrative Costs Charge (calculated as an annualized percentage of the daily average Variable Accumulation Value).	1.35%

[1]

The Annual Policy Service Charge will be deducted from the Variable Accumulation Value only. The Annual Policy Service Charge will be waived either upon a) registration with eDelivery of all available materials that we normally mail to you, b) the Variable Account Annuity Commencement Date, or (c) the Income Benefit Payment Commencement Date or the GFIB Payment Commencement Date (whichever comes first).

Optional Rider Charges: Guaranteed Future Income Benefit Rider

Guaranteed maximum Guaranteed Future Income Benefit Rider Fee (calculated as an annualized percentage of the average daily Unfunded Income Benefit Base over each policy quarter, deducted from the Variable Accumulation Value on a quarterly basis).	1.50%
Current Guaranteed Future Income Benefit Rider Charge	1.00%
Current and guaranteed maximum GFIB Rider Cancellation Fee (one-time charge for cancellation of the GFIB Rider; calculated as an annualized percentage of the Unfunded Income Benefit Base at the time of your request).	2.00%*

*	Currently, we are waiving this fee.

11

The next table shows the minimum and maximum total operating expenses charged by the portfolio companies that you may pay periodically during the time that you own the Policy (before any fee waiver or expense reimbursement). The expenses are expressed as a percentage of average net assets of the portfolios and may be higher or lower in the future. More detail concerning each portfolio company’s fees and expenses is contained in the prospectus for each portfolio company.

Total Annual Portfolio Company Operating Expenses(#)

	Minimum	Maximum
Expenses that are deducted from the Eligible Portfolio assets, including management fees, 12b-1 fees, administration fees and other expenses as of December 31, 2018.	0.43%	1.77%

(#)

Shown as a percentage of average net assets for the fiscal year ended December 31, 2018. The Fund or its agents provided the fees and charges that are based on 2018 expenses, unless otherwise indicated. For Funds that are not affiliated with NYLIAC, we have not verified the accuracy of the information provided by the Fund or its agents.

12

Annual Portfolio Company Operating Expenses(#)

Fund	Management Fees	Distribution (12b-1) Fees(§)	Other Expenses	Acquired Fund Fees and Expenses	Total Fund Annual Expense	Fee Waiver And/Or Expense Reimbursement	Total Fund Annual Expense after Fee Waiver And/Or Expense Reimbursement
MainStay VP Balanced — Service Class	0.70%	0.25%	0.04%	0.01%	1.00%	(—)	1.00%
MainStay VP Conservative Allocation — Service Class	0.00%	0.25%	0.03%	0.65%	0.93%	(—)	0.93%
MainStay VP Growth Allocation — Service Class	0.00%	0.25%	0.02%	0.88%	1.15%	(—)	1.15%
MainStay VP IQ Hedge Multi-Strategy — Service Class	0.75%	0.25%	0.07%	0.25%	1.32%	(0.12%)	1.20	%(a)
MainStay VP Moderate Allocation — Service Class	0.00%	0.25%	0.02%	0.76%	1.03%	(—)	1.03%
MainStay VP Moderate Growth Allocation — Service Class	0.00%	0.25%	0.02%	0.85%	1.12%	(—)	1.12%
BlackRock® Global Allocation V.I. Fund — Class III	0.63%	0.25%	0.26%	0.01%	1.15%	(0.14)%	1.01	%(c)
BlackRock® High Yield V.I. Fund — Class III	0.48%	0.25%	0.25%	0.01%	0.99%	(0.11)%	0.88	%(d)
DWS Alternative Asset Allocation VIP — Class B	0.56%	0.25%	0.27%	0.69%	1.77%	(0.62)%	1.15	%(h)
Fidelity® VIP FundsManager® 60% Portfolio — Service Class	0.25%	0.10%	0.00%	0.49%	0.84%	(0.15)%	0.69	%(k)
Invesco V.I. International Growth Fund — Series II Shares	0.71%	0.25%	0.22%	0.01%	1.19%	(0.01)%	1.18	%(e)

Please refer to the applicable fund prospectus for additional information.

(#)

Shown as a percentage of average net assets for the fiscal year ended December 31, 2018, unless otherwise indicated. The Fund or its agents provided the fees and charges, which are based on 2018 expenses. For funds that are not affiliated with NYLIAC, we have not verified the accuracy of the information provided by the Fund or its agents.

(§)

Because the 12b-1 fee charge is an ongoing fee, the fee will increase the cost of your investment and may cost you more than paying other types of sales charges. The fees designated as “12b-1 fees” may reflect “Service Fees.”

Fund	Management Fees(¶)		Distribution (12b-1) Fees(§)	Other Expenses	Total Fund Annual Expense(#)	Fee Waiver And/Or Expense Reimbursement	Total Fund Annual Expense after Fee Waiver And/Or Expense Reimbursement
MainStay VP Bond — Service Class	0.49%		0.25%	0.04%	0.78%	(—)	0.78%
MainStay VP Cushing® Renaissance Advantage — Service Class	1.10%		0.25%	0.06%	1.41%	(—)	1.41%
MainStay VP Eagle Small Cap Growth — Service Class	0.81%		0.25%	0.04%	1.10%	(—)	1.10%
MainStay VP Emerging Markets Equity — Service Class	1.00%		0.25%	0.15%	1.40%	(—)	1.40%
MainStay VP Epoch U.S. Equity Yield — Service Class	0.69%		0.25%	0.02%	0.96%	(0.03)%	0.93	%(i)
MainStay VP Fidelity Institutional AM® Utilities — Service Class	0.64%		0.25%	0.04%	0.93%	(—)	0.93%
MainStay VP Floating Rate — Service Class	0.60%		0.25%	0.05%	0.90%	(—)	0.90%
MainStay VP Income Builder — Service Class	0.57%		0.25%	0.05%	0.87%	(—)	0.87%
MainStay VP Indexed Bond — Service Class	0.25%		0.25%	0.06%	0.56%	(—)	0.56%
MainStay VP Janus Henderson Balanced — Service Class	0.55%		0.25%	0.03%	0.83%	(—)	0.83%
MainStay VP Large Cap Growth — Service Class	0.74	%(b)	0.25%	0.02%	1.01%	(—)	1.01%
MainStay VP MacKay Common Stock — Service Class	0.54%		0.25%	0.03%	0.82%	(—)	0.82%
MainStay VP MacKay Convertible — Service Class	0.58%		0.25%	0.03%	0.86%	(—)	0.86%

13

Fund	Management Fees(¶)	Distribution (12b-1) Fees(§)	Other Expenses	Total Fund Annual Expense(#)	Fee Waiver And/Or Expense Reimbursement		Total Fund Annual Expense after Fee Waiver And/Or Expense Reimbursement
MainStay VP MacKay Government — Service Class	0.50%	0.25%	0.07%	0.82%	(—)		0.82%
MainStay VP MacKay Growth — Service Class	0.69%	0.25%	0.04%	0.98%	(—)		0.98%
MainStay VP MacKay High Yield Corporate Bond — Service Class	0.56%	0.25%	0.02%	0.83%	(—)		0.83%
MainStay VP MacKay International Equity — Service Class	0.89%	0.25%	0.07%	1.21%	(—)		1.21%
MainStay VP MacKay Mid Cap Core — Service Class	0.85%	0.25%	0.03%	1.13%	(0.02)%		1.11	%(g)
MainStay VP MacKay S&P 500 Index — Service Class	0.16%	0.25%	0.03%	0.44%	(0.03)%		0.41	%(j)
MainStay VP MacKay Small Cap Core — Service Class	0.80%	0.25%	0.03%	1.08%	(0.03)%		1.05	%(p)
MainStay VP MacKay Unconstrained Bond — Service Class	0.56%	0.25%	0.19%	1.00%	(—)		1.00%
MainStay VP Mellon Natural Resources — Initial Class	0.79%	0.00%	0.06%	0.85%	(—)		0.85%
MainStay VP PIMCO Real Return — Service Class	0.50%	0.25%	0.93%	1.68%	(0.09)%		1.59	%(q)
MainStay VP T. Rowe Price Equity Income — Service Class	0.74%	0.25%	0.03%	1.02%	(—)		1.02%
MainStay VP U.S. Government Money Market — Initial Class	0.40%	0.00%	0.04%	0.44%	(—)		0.44%
American Funds IS Asset Allocation Fund — Class 4	0.27%	0.25%	0.27%	0.79%	(—)		0.79%
American Funds IS Blue Chip Income and Growth Fund — Class 4	0.39%	0.25%	0.27%	0.91%	(—)		0.91%
American Funds IS Global Small Capitalization Fund — Class 4	0.70%	0.25%	0.29%	1.24%	(—)		1.24%
American Funds IS Growth Fund — Class 4	0.32%	0.25%	0.27%	0.84%	(—)		0.84%
American Funds IS New World Fund® — Class 4	0.70%	0.25%	0.31%	1.26%	(—)		1.26%
ClearBridge Variable Appreciation Portfolio — Class II	0.69%	0.25%	0.04%	0.98%	(—)		0.98%
Columbia Variable Portfolio — Commodity Strategy Fund — Class 2	0.63%	0.25%	0.03%	0.91%	(—)		0.91%
Columbia Variable Portfolio — Emerging Markets Bond Fund — Class 2	0.60%	0.25%	0.17%	1.02%	(—)		1.02%
Columbia Variable Portfolio — Small Cap Value Fund — Class 2	0.87%	0.25%	0.25%	1.37%	(0.20)%		1.17	%(n)
Delaware VIP® Small Cap Value Series — Service Class	0.71%	0.30%	0.06%	1.07%	(—)		1.07%
Dreyfus IP Technology Growth Portfolio — Service Shares	0.75%	0.25%	0.04%	1.04%	(—)		1.04%
Fidelity® VIP ContrafundSM Portfolio — Service Class 2	0.54%	0.25%	0.08%	0.87%	(—)		0.87%
Fidelity® VIP Emerging Markets Portfolio — Service Class 2	0.79%	0.25%	0.23%	1.27%	(—)		1.27%
Fidelity® VIP Equity-Income PortfolioSM — Service Class 2	0.44%	0.25%	0.09%	0.78%	(—)		0.78%
Fidelity® VIP Growth Opportunities Portfolio — Service Class 2	0.54%	0.25%	0.11%	0.90%	(—)		0.90%
Fidelity® VIP Health Care Portfolio — Service Class 2	0.54%	0.25%	0.11%	0.90%	(—)		0.90%
Fidelity® VIP International Index Portfolio — Service Class 2	0.11%	0.25%	0.07%	0.43%	(—)		0.43%
Fidelity® VIP Mid Cap Portfolio — Service Class 2	0.54%	0.25%	0.08%	0.87%	(—)		0.87%
Invesco V.I. American Value Fund — Series II Shares	0.72%	0.25%	0.21%	1.18%	(—)		1.18%
Janus Henderson Enterprise Portfolio — Service Shares	0.64%	0.25%	0.08%	0.97%	(—)		0.97%
Janus Henderson Global Research Portfolio — Service Shares	0.51%	0.25%	0.09%	0.85%	(—)		0.85%
MFS® International Value Portfolio — Service Class	0.85%	0.25%	0.05%	1.15%	(—)		1.15%
MFS® Investors Trust Series — Service Class	0.75%	0.25%	0.05%	1.05%	(0.01	%)(l)	1.04%
MFS® Research Series — Service Class	0.75%	0.25%	0.07%	1.07%	(0.01	%)(m)	1.06%

14

Fund	Management Fees(¶)	Distribution (12b-1) Fees(§)	Other Expenses	Total Fund Annual Expense(#)	Fee Waiver And/Or Expense Reimbursement	Total Fund Annual Expense after Fee Waiver And/Or Expense Reimbursement
Morgan Stanley VIF U.S. Real Estate Portfolio — Class II	0.70%	0.25%	0.28%	1.23%	(0.16)%	1.07	%(f)
Neuberger Berman AMT Mid Cap Growth Portfolio — Class S	0.84%	0.25%	0.10%	1.19%	(0.08)%	1.11	%(o)
PIMCO VIT International Bond Port (U.S. Dollar-Hedged) — Advisor Class	0.75%	0.25%	0.06%	1.06%	(—)	1.06%
PIMCO VIT Low Duration Portfolio — Advisor Class	0.50%	0.25%	0.09%	0.84%	(—)	0.84%
PIMCO VIT Total Return Portfolio — Advisor Class	0.50%	0.25%	0.26%	1.01%	(—)	1.01%
Victory VIF Diversified Stock Fund — Class A Shares	0.30%	0.25%	0.41%	0.96%	(—)	0.96%

Please refer to the applicable fund prospectus for additional information.

¶	Management Fees may include Adviser and/or Administration Fees.
#

Shown as a percentage of average net assets for the fiscal year ended December 31, 2018, unless otherwise indicated. The Fund or its agents provided the fees and charges, which are based on 2018 expenses. We have not verified the accuracy of the information provided by the Fund or its agents.

(§)

Because the 12b-1 fee charge is an ongoing fee, the fee will increase the cost of your investment and may cost you more than paying other types of sales charges. The fees designated as “12b-1 fees” may reflect “Service Fees.”

(a)

New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Portfolio Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) portfolio/fund fees and expenses) of Service Class Shares do not exceed 0.95% of average daily net assets. This agreement will remain in effect until May 1, 2020, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Portfolio.

(b)

New York Life Investments has contractually agreed to waive a portion of its management fee so that the management fee does not exceed 0.55% on assets up from $11 billion to $13 billion; and 0.525% on assets over $13 billion. This agreement expires on May 1, 2020, and may only be amended or terminated prior to that date by action of the Board.

(c)

As described in the “Management of the Funds” section of the Fund’s prospectus, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.50% of average daily net assets through April 30, 2020. BlackRock has also contractually agreed to reimburse fees in order to limit certain operational and recordkeeping fees to 0.07% of average daily net assets through April 30, 2020. BlackRock has contractually agreed to waive the management fee with respect to any portion of each Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and ETFs managed by BlackRock or its affiliates that have a contractual management fee, through April 30, 2020. Each of these contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.

(d)

As described in the “Management of the Funds” section of the Fund’s prospectus, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.50% of average daily net assets through April 30, 2020. BlackRock has also contractually agreed to reimburse fees in order to limit certain operational and recordkeeping fees to 0.05% of average daily net assets through April 30, 2020. BlackRock has contractually agreed to waive the management fee with respect to any portion of each Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and ETFs managed by BlackRock or its affiliates that have a contractual management fee, through April 30, 2020. Each of these contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.

(e)

Invesco Advisers, Inc. (Invesco) has contractually agreed to waive a portion of the Fund’s management fee in an amount equal to the net management fee that Invesco earns on the Fund’s investments in certain affiliated funds, which will have the effect of reducing Acquired Fund Fees and Expenses. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2020. During its term, the fee waiver agreement cannot be terminated or amended to reduce the advisory fee waiver without approval of Invesco’s Board of Trustees.

(f)

The Fund’s “Adviser,” Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.07%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Board of Directors of Morgan Stanley Variable Insurance Fund, Inc. (the “Company”) acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

15

(g)

New York Life Investment Management LLC (“New York Life Investments”) has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Portfolio Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) portfolio/fund fees and expenses) of Service Class shares do not exceed 1.11% of average daily net assets. This agreement will remain in effect until May 1, 2020, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Portfolio.

(h)

Through April 30, 2020, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio’s total annual operating expenses at ratios no higher than 1.15% for Class B shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense. The agreement may only be terminated with the consent of the fund’s Board.

(i)

New York Life Investment Management LLC (“New York Life Investments”) has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Portfolio Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) portfolio/fund fees and expenses) of Service Class shares do not exceed 0.93% of average daily net assets. This agreement will remain in effect until May 1, 2020, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Portfolio.

(j)

New York Life Investment Management LLC (“New York Life Investments”) has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Portfolio Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) portfolio/fund fees and expenses) of Service Class shares do not exceed 0.41% of average daily net assets. This agreement will remain in effect until May 1, 2020, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Portfolio.

(k)

FMR Co., Inc. has contractually agreed to waive 0.05% of each fund’s management fee. This arrangement will remain in effect through April 30, 2020. In addition, Fidelity Management & Research Company (FMR) has contractually agreed to reimburse 0.10% of class-level expenses for Service Class. This arrangement will remain in effect for at least one year from the effective date of the prospectus, and will remain in effect thereafter as long as Service Class continue to be sold to unaffiliated insurance companies.

(l)

Massachusetts Financial Services Company has agreed in writing to bear the fund’s expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund’s investment activity), such that “Total Annual Fund Operating Expenses” do not exceed 1.04% of the class’ average daily net assets annually for Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least April 30, 2020.

(m)

Massachusetts Financial Services Company has agreed in writing to bear the fund’s expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund’s investment activity), such that “Total Annual Fund Operating Expenses” do not exceed 1.04% of the class’ average daily net assets annually for Service Class shares. (“Other Expenses” include 0.02% of interest and/or investment-related expenses incurred in connection with the fund’s investment activity which are excluded from the expense limitation described in the prior sentence.) This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least April 30, 2020.

(n)

Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) through April 30, 2020, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 1.17% for Class 2.

(o)

Neuberger Berman Investment Advisers LLC (“NBIA”) has undertaken through December 31, 2022 to waive fees and/or reimburse certain operating expenses, including the compensation of NBIA and excluding taxes, interest, extraordinary expenses, brokerage commissions, dividend and interest expenses related to short sales, acquired fund fees and expenses and transaction costs, that exceed, in the aggregate, 1.10% of the average daily net asset value of the Mid Cap Growth Portfolio effective November 1, 2017 (1.25% prior to November 1, 2017); The expense limitation arrangements for the Portfolios are contractual and any excess expenses can be repaid to NBIA within three years of the year incurred, provided such repayment would not cause a Portfolio to exceed its respective limitation in place at the time the fees were waived and/or the expenses were reimbursed, or the expense limitation in place at the time the Fund repays NBIA, whichever is lower.

(p)

New York Life Investment Management LLC (“New York Life Investments”) has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Portfolio Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) portfolio/fund fees and expenses) of Service Class shares do not exceed 1.05% of average daily net assets. This agreement will remain in effect until May 1, 2020, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Portfolio.

(q)

New York Life Investment Management LLC (“New York Life Investments”) has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Portfolio Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) portfolio/fund fees and expenses) of Service Class shares do not exceed 0.78% of average daily net assets. This agreement will remain in effect until May 1, 2020, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Portfolio

16

Guaranteed Maximum Charges Examples

The table below will help you understand the various costs and expenses that you will bear directly and indirectly. The table reflects the Investment Division with the maximum charges and expenses of the Policy including, policyowner transaction expenses, the annual policy service charge, separate account annual expenses, portfolio company fees and expenses and highest possible combination of optional rider charges (using guaranteed maximum charges) where indicated. For more information on the charges reflected in these tables, see “CHARGES AND DEDUCTIONS” and the Fund prospectuses that accompany this Prospectus. NYLIAC may, where premium taxes are imposed by state law, deduct the premium taxes when a Premium Payment is made, when either a Discretionary or Automatic Income Benefit Purchase is made, upon surrender of the Policy or on the Variable Account Annuity Commencement Date, or the GFIB Payment Commencement Date or the Income Benefit Payment Commencement Date, as applicable.

Please Note: For purposes of the “with GFIB Rider” examples, We are assuming no Automatic Income Benefit Purchases have been made. If Automatic Income Benefit Purchases had been made, your expenses would have been lower. In addition, the Investment Division expenses used are based on allocations to the Investment Divisions with the highest expenses from Category A (Fixed Income) at 30% and Category B (Fixed Income and Equity) at 70%.

You would pay the following expenses on a $10,000 allocation, assuming 5% annual returns:

	Expenses if you annuitize your policy				Expenses if you surrender your policy				Expenses if you do not surrender your policy
	1 yr	3 yr	5 yr	10 yr	1 yr	3 yr	5 yr	10 yr	1 yr	3 yr	5 yr	10 yr
with GFIB Rider	$1,226.58	$1,484.88	$2,494.49	$5,016.15	$1,226.58	$2,055.8	$2,974.89	$5,046.15	$474.77	$1,484.88	$2,494.49	$5,016.15

	Expenses if you annuitize your policy				Expenses if you surrender your policy				Expenses if you do not surrender your policy
	1 yr	3 yr	5 yr	10 yr	1 yr	3 yr	5 yr	10 yr	1 yr	3 yr	5 yr	10 yr
without the GFIB Rider	$1,090.01	$1,057.94	$1,807.72	$3,771.72	$1,090.01	$1,653.13	$2,225.47	$3,801.72	$327.6	$1,057.94	$1,807.72	$3,771.72

17

QUESTIONS AND ANSWERS ABOUT NEW YORK LIFE INCOME PLUS VARIABLE ANNUITY

NOTE: The following section contains brief questions and answers about the New York Life Income Plus Variable Annuity. You should refer to the body of this Prospectus for more detailed information.

1. What is the New York Life Income Plus Variable Annuity?

The New York Life Income Plus Variable Annuity (NYL Income Plus) is a flexible premium deferred variable annuity policy issued by NYLIAC (modified single premium with the GFIB Rider). NYL Income Plus also includes two riders through which deferred fixed income can be purchased (See “ABOUT NYL INCOME PLUS”). You may allocate your Premium Payment to the Investment Divisions or one of our Asset Allocation Models, as well as the DCA Advantage Account. There are Investment Division restrictions if you purchase the GFIB Rider (see “ABOUT NYL INCOME PLUS” and “THE POLICIES— Riders—Guaranteed Future Income Benefit Rider (optional)”). The Accumulation Value will fluctuate according to the performance of the Investment Divisions or Asset Allocation Model selected, the daily deduction of the Separate Account charges, amounts deducted from the Variable Accumulation Value pursuant to Automatic Income Benefit Purchases (for policies with the GFIB Rider) and Discretionary Income Benefit Purchases (if you choose to purchase income through the IB Rider), and the interest credited on amounts in the DCA Advantage Account.

2. Where can I allocate my Premium Payment(s)?

You can allocate your Premium Payment(s) to the Separate Account. Separate Account III currently consists of 92 Investment Divisions, some of which may not be available under your policy. You can also allocate your Premium Payment to one of our Asset Allocation Models. The available Investment Divisions and Asset Allocation Models offer investments in domestic and international markets. When you allocate your Premium Payment(s) to one of the Investment Divisions or Asset Allocation Models, the Separate Account will invest your Premium Payment(s) exclusively in shares of the corresponding Eligible Portfolio of the relevant Fund(s), or the selected Asset Allocation Model. You can allocate among a maximum of eighteen (18) Investment Divisions.

You can also allocate your Premium Payment(s) to the DCA Advantage Account. NYLIAC will credit interest to amounts held in the DCA Advantage Account at rates we have set in advance. The DCA Advantage Account allows you to set up automatic dollar cost averaging from the DCA Advantage Account into the Investment Divisions, providing for automatic transfers to the Investment Divisions you select in six installments over a six month period. (See “THE DCA ADVANTAGE ACCOUNT.”)

Once your Premium Payment(s) has been allocated to the Investment Divisions, Asset Allocation Models, or the DCA Advantage Account, you may make Discretionary Income Benefit Purchases for the GFIB or IB Riders, subject to certain limitations. Please see “ABOUT NYL INCOME PLUS” and “THE POLICIES— Riders—“Guaranteed Future Income Benefit Rider (optional)” and “Income Benefit Rider” for more information. If you purchase the GFIB Rider, there will be restrictions on your ability to allocate your Premium Payment among the Investment Divisions or the Asset Allocation Models (see “THE POLICIES—Riders—Guaranteed Future Income Benefit Rider (optional)”).

3. What charges are assessed against the policy?

Before the date we start making Variable Account Annuity Income Payments to you, we will deduct a policy service charge of $30 on each Policy Anniversary or upon surrender of the Policy. See “CHARGES AND DEDUCTIONS-Other Charges-Policy Service Charge” for information regarding waiver of the policy service charge.

In addition, we also deduct a charge for certain mortality and expense risks NYLIAC assumes and policy administration expenses (“M&E Charge”).

The M&E Charge is 1.35% (annualized) of the daily average Variable Accumulation Value. (See “CHARGES AND DEDUCTIONS—Other Charges—Mortality and Expense Risk And Administrative Costs Charge.”) The amount of M&E Charges assessed to your Policy will be affected by fluctuations in market performance.

Before we begin making GFIB Payments, we impose a GFIB Fee for expenses that NYLIAC assumes in connection with providing those payments. The GFIB Fee is 1.00% (annualized) of the average Unfunded Income Benefit Base. The GFIB Fee is deducted from the Investment Divisions through a reduction in Accumulation Units each policy quarter.

We impose a surrender charge on certain partial withdrawals and surrenders of the policies. Surrender charges only apply to amounts in the Accumulation Value. This charge is assessed as a percentage of the amount withdrawn or surrendered during the first seven Payment Years following receipt of your Premium Payment. The percentage declines after the first Payment Year as follows:

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Payment Year	Surrender Charge
1	8%
2	7%
3	6%
4	5%
5	4%
6	3%
7	2%
8	0%

For purposes of calculating the surrender charge, we treat withdrawals as coming from the oldest portion of the Premium Payment first (on a first-in, first-out basis).

You can make withdrawals from the policy free of surrender charges based on certain limitations. You may withdraw free of a surrender charge the greatest of (i) 10% of the Accumulation Value as of the last Policy Anniversary (10% of the Premium Payment(s) if the withdrawal is made in the first Policy Year), less any prior partial withdrawals made during the Policy Year that were free of surrender charges; (ii) the Accumulation Value less your Adjusted Death Benefit Premium Payment less any prior surrender charge free withdrawals during the Policy Year; or (iii) 10% of the Accumulation Value at the time of the withdrawal, less any prior surrender charge free withdrawals during the Policy Year. (See “CHARGES AND DEDUCTIONS—Surrender Charges” and “EXCEPTIONS TO SURRENDER CHARGES.”)

NYL Income Plus with the GFIB Rider is a modified single premium deferred variable annuity where the surrender charge period is based on the Policy Date.

Finally, the value of the shares of each Fund reflects advisory fees, administration fees and other expenses deducted from the assets of each Fund. (See the Fund prospectuses which accompany this Prospectus.)

4. What are the minimum initial and maximum additional Premium Payments?

Unless we permit otherwise, the minimum initial Premium Payment is $10,000 for both Qualified Policies and Non-Qualified Policies. We may agree to other methods of payment. If you purchase the GFIB Rider, we will accept additional Premium Payments (minimum of $5,000) if they are noted on your application (see “THE POLICIES— Riders—Guaranteed Future Income Benefit Rider (optional)”). Additional monies will only be accepted where a portion of your total Premium Payment, as stated on the application, comes from another source such as a Section 1035 exchange, rollover, or transfer from another institution. Any additional monies accepted toward the Premium Payment receive the same GFIB Rate. For policies with the IB Rider, the minimum additional Premium Payment is $500. The maximum aggregate Premium Payment we accept is $1,000,000 without prior approval.

Acceptance of premium payment(s) is subject to our Suitability Standards.

5. How are Premium Payments allocated?

If the application is in Good Order, we will issue the policy and allocate your Premium Payment(s) to the Allocation Options you have selected within two Business Days after receipt at the Cleveland or Dallas Service Center. You cannot allocate any portion of your Premium Payment(s) to the Funded Income Benefit (for policies with either the GFIB or IB Rider). Any portion of your Premium Payment received after the Policy Date will be credited to your Policy as of the close of the Business Day on which it is received by NYLIAC. (See “THE POLICIES—Policy Application and Premium Payments.”)

You may raise or lower the percentages (which must be in whole numbers) of the portion of your Premium Payment you place in each Allocation Option at the time you make a Premium Payment. The minimum amount which you may place in any one Investment Division is $25, or such lower amount as we may permit. There are additional requirements with regard to the allocation of your Premium Payment if you purchase the GFIB Rider. (See “THE POLICIES—Riders—Guaranteed Future Income Benefit Rider (optional)”). The minimum amount which you may place in the DCA Advantage Account is $5,000. We reserve the right to limit the amount of a portion of your Premium Payment that may be placed in any one Allocation Option and/or the DCA Advantage Account and the number of Allocation Options and the DCA Advantage Account inclusively to which you may allocate your Accumulation Value. The minimum amount of a Discretionary Income Benefit Purchase is noted on the Policy Data Page. Acceptance of the Premium Payment(s) is subject to our Suitability Standards.

19

6. Can we terminate your policy?

If, after the Income Benefit Payment Commencement Date, the Variable Accumulation Value of your Policy would provide for Variable Account Annuity Income Payments of less than $20 per month on the Variable Account Annuity Commencement Date, or an amount that is insufficient to pay the Annual Policy Service Charge, Mortality and Expense Risk and Administrative Costs Charges, and any optional rider charges, we reserve the right to terminate your Policy subject to applicable state laws. We will notify you of our intention to exercise this right and give you 90 days to make a Premium Payment (for polices with the IB Rider only). If we terminate your policy, we will pay you the Variable Accumulation Value of your Policy in one lump sum. If you purchase income with either the GFIB or IB Rider, we may also terminate your Policy if after the GFIB Payment Commencement Date or the Income Benefit Payment Commencement Date, the Variable Accumulation Value of your Policy would provide for Variable Account Annuity Income Payments of less than $20 on the Variable Account Annuity Commencement Date. In this event, any GFIB Payments or Income Benefit Payments that began prior to such termination will not be impacted.

7. Can I withdraw money from the policy before the Variable Account Annuity Commencement Date?

You may make withdrawals from the Accumulation Value before the Variable Account Annuity Commencement Date. Your withdrawal request must be in Good Order before we process it. Under most circumstances, you may make a minimum partial withdrawal of $500. Withdrawals may be subject to a surrender charge. In addition, you may have to pay income tax and if you are under age 59 1/2, a 10% penalty tax may apply. (See “DISTRIBUTIONS UNDER THE POLICY” and “FEDERAL TAX MATTERS.”) Please note that certain withdrawal requests must be made in writing and sent to NYLIAC’s Variable Products Service Center. (See “DISTRIBUTIONS UNDER THE POLICY—Surrenders and Withdrawals.”) Please see “THE POLICIES—Riders—Guaranteed Future Income Benefit Rider (optional)” for more information regarding the impact of withdrawals on GFIB Payments.

8. How will NYLIAC make Variable Account Income Payments on the Variable Account Annuity Commencement Date?

We will make Variable Account Annuity Income Payments on a fixed basis. We do not currently offer a variable Income Payment option. We will make payments over the life of the Annuitant, and will provide any amount from the Variable Account that has not been paid out upon the death of the Annuitant. Variable Account Annuity Income Payments will always be the same specified amount. (See “DISTRIBUTIONS UNDER THE POLICY—Variable Account Annuity Income Payments.”) We may offer other options for Variable Account Annuity Income Payments, at our discretion, where permitted by state law.

9. What happens if I die before the Variable Account Annuity Commencement Date?

Unless amended by any rider attached to the Policy, if you die before the Variable Account Annuity Commencement Date, we will pay the Beneficiary(ies) under the Policy an amount equal to the greater of:

(a)	the Accumulation Value, as of the day we receive a claim form in Good Order, or

(b)	the Adjusted Death Benefit Premium Payments.

If the Beneficiary is the spouse (as defined under Federal law) of the Annuitant and the owner, see Question 10. (Also see “DISTRIBUTIONS UNDER THE POLICY—Death Before Annuity Commencement” and “FEDERAL TAX MATTERS.”) Please see “THE POLICIES— Riders—Guaranteed Future Income Benefit Rider (optional)” and “Income Benefit Rider” for information regarding how Income Benefit Purchases made pursuant to the GFIB and IB Riders impact the Policy’s death benefit.

10. What happens if my spouse is the Beneficiary?

If you are the Owner and Annuitant and you die before the Variable Account Annuity Commencement Date, your spouse (as defined under Federal law) may continue the policy as the new owner and Annuitant if he/she is also the sole Beneficiary of the policy (for Non-Qualified, IRA, Roth IRA). If your spouse chooses to continue the policy, we will not pay the death benefit proceeds as a consequence of your death. Please see “THE POLICIES— Riders—Income Benefit Rider” and “Guaranteed Future Income Benefit Rider (optional)” for more information regarding how spousal continuance may impact the GFIB or IB Rider.

11. Can I return the policy after it is delivered?

You can cancel the Policy within 10 days of delivery of the Policy or such longer period as required under state law. To cancel your Policy, you must return it to VPSC at one of the addresses listed in Question 14 of this Prospectus or to the registered representative through whom you purchased it, along with a written request for cancellation. Except where you

20

are entitled by law to receive your Premium Payment less any prior partial withdrawals, we will promptly return the Accumulation Value calculated as of the Business Day that either the registered representative through whom you purchased the Policy or VPSC receives the Policy along with the written request for cancellation in Good Order, but without any deduction for premium taxes or a surrender charge. We will set forth this provision in your Policy. (See “THE POLICIES—Your Right to Cancel (“Free Look”).”)

12. What about voting rights?

You can instruct NYLIAC how to vote shares of the Funds in which you have a voting interest through the Separate Account. (See “VOTING RIGHTS.”)

13. Are policy loans available?

Policy loans are not available.

14. Where do I send written service requests to the NYLIAC Variable Products Service Center?

Certain service requests, including but not limited to death benefit claims and surrenders, are required to be in writing. All written service requests must be sent to the NYLIAC Variable Products Service Center (“VPSC”) at one of the following addresses:

Regular Mail	NYLIAC Variable Products Service Center Madison Square Station P.O. Box 922 New York, NY 10159

Express Mail	NYLIAC Variable Products Service Center 51 Madison Avenue Room 251 New York, NY 10010

Death Claim forms may also be submitted to	New York Life P.O. Box 130539 Dallas, TX 75313-0539

Written service requests will be effective as of the Business Day they are received in Good Order at VPSC at one of the addresses listed immediately above.

Faxed and e-mailed requests are not currently accepted, however, we reserve the right to accept them at our discretion. All NYLIAC requirements must be met for us to process your service requests. Please review all service request forms carefully and provide all required information that is applicable to the transaction. If your request is not in Good Order, we will not be able to process it. We will make every reasonable attempt to notify you in writing of this situation. It is important that you inform NYLIAC of an address change so that you can receive important Policy statements.

15. How do I contact NYLIAC by Telephone or by the Internet?

a. By Telephone:

Certain service requests, including but not limited to obtaining current unit values may be made by telephone. You may reach our Customer Service Representatives at (800) 598-2019 on Business Days between the hours of 9:00 a.m. and 6:00 p.m. (Eastern Time).

b. By Internet:

Certain service requests, including but not limited to transferring assets between investment options and e-mailing your registered representative, may be made via the Internet. For Internet-based requests please visit www.newyorklife.com and enter your user name and password. (See “THE POLICIES — Online Service at www.newyorklife.com.”)

We make online services available at our discretion. In addition, availability of online services may be interrupted temporarily at certain times. We do not assume responsibility for any loss if service through the online service should become unavailable. E-mail inquiries that are non-transactional may be sent through www.newyorklife.com once they have passed all security protocols to identify the policyowner.

21

You may authorize us to accept electronic instructions from a registered representative or the registered service assistant assigned to your policy in order to, with regard to your Accumulation Value, make premium allocations, transfers, and changes to your investment objective and/or risk tolerance. You may also authorize your registered representative or registered service assistant to revise your Automatic Asset Reallocation (AAR) arrangement. Your AAR may be cancelled if a premium allocation change or transfer is submitted on your behalf that is inconsistent with your current AAR arrangements. You may prevent this cancellation if a conforming AAR change is processed within one Business Day of the inconsistent premium allocation change or transfer. You may also authorize us to accept telephone instructions from a registered representative to make transfers among investment options. Please note that Automatic Asset Reallocation is not available if you select the GFIB Rider.

To authorize the registered representative(s) or registered service assistants assigned to your Policy to make premium allocations, Discretionary Income Benefit Purchases and transfers (only a registered representative can make transfers by telephone), you must send a completed Variable Product Electronic and Telephone Trading Authorization Form to VPSC at one of the addresses listed in Question 14 of this Prospectus. We may revoke or deny Trading Authorization privileges for certain policyowners (See “THE POLICIES—Limits on Transfers”). Trading Authorization may be elected, changed or cancelled at any time. We will confirm all transactions in writing. Not all transactions are available on the Internet.

NYLIAC is not liable for any loss, cost or expense for action on instructions which are believed to be genuine in accordance with these procedures. Transfer requests received after the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time or received on a non-Business Day, will be priced as of the next Business Day.

22

FINANCIAL STATEMENTS

The statutory statements of financial position of NYLIAC as of December 31, 2018 and 2017, and the related statutory statements of operations, of changes in capital and surplus, and of cash flows for each of the three years in the period ended December 31, 2018 (including the report of the independent registered public accounting firm) and the Separate Account statement of assets and liabilities as of December 31, 2018, and the statements of operations and of changes in net assets and the financial highlights for each of the periods indicated in the Financial Statements (including the report of the independent registered public accounting firm) are included in the SAI. The independent registered public accounting firm is PricewaterhouseCoopers LLP.

23

CONDENSED FINANCIAL INFORMATION

The following Accumulation Unit values and the number of Accumulation Units outstanding for each Investment Division for the fiscal year ended December 31 presented below are derived from the financial statements audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The policies were first offered on August 17, 2012. Therefore, values and units shown for 2012 are for the period from August 17, 2012 to December 31, 2012. You should read this information in conjunction with the Separate Account’s audited financial statements and related notes that are included in the Statement of Additional Information.

	Accumulation unit value
	Beginning of period	End of Period	Number of accumulation units
(Accumulation unit value in dollars and number of accumulation units in thousands)
MainStay VP Balanced – Service Class
2018	15.21	13.87	168
2017	14.05	15.21	221
2016	12.95	14.05	229
2015	13.51	12.95	288
2014	12.38	13.51	153
2013	10.32	12.38	119
2012(a)	10.00	10.32	38
MainStay VP Bond – Service Class
2018	10.36	10.09	137
2017	10.13	10.36	172
2016	9.95	10.13	297
2015	10.08	9.95	343
2014	9.68	10.08	297
2013	10.02	9.68	247
2012(a)	10.00	10.02	61
MainStay VP Conservative Allocation – Service Class
2018	12.94	11.91	158
2017	11.87	12.94	178
2016	11.34	11.87	215
2015	11.68	11.34	261
2014	11.38	11.68	230
2013	10.23	11.38	181
2012(a)	10.00	10.23	23
MainStay VP Cushing Renaissance Advantage – Service Class
2018	10.02	7.13	4
2017	9.43	10.02	4
2016	7.44	9.43	6
2015(d)	10.00	7.44	0
MainStay VP Eagle Small Cap Growth – Service Class
2018	17.34	15.55	24
2017	14.35	17.34	27
2016	13.25	14.35	34
2015	13.59	13.25	41
2014	13.47	13.59	46
2013	10.46	13.47	37
2012(a)	10.00	10.46	8
MainStay VP Emerging Markets Equity – Service Class
2018	10.69	8.36	202
2017	7.59	10.69	209

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	Accumulation unit value
	Beginning of period	End of Period	Number of accumulation units
2016	7.26	7.59	241
2015	8.81	7.26	312
2014	10.17	8.81	347
2013	10.92	10.17	233
2012(a)	10.00	10.92	34
MainStay VP Epoch U.S. Equity Yield – Service Class
2018	16.33	15.23	173
2017	13.98	16.33	203
2016	13.54	13.98	263
2015	14.30	13.54	364
2014	13.35	14.30	422
2013	10.41	13.35	317
2012(a)	10.00	10.41	77
MainStay VP Epoch U.S. Small Cap – Service Class
2018	18.59	15.35	50
2017	16.31	18.59	55
2016	14.27	16.31	79
2015	15.08	14.27	94
2014	14.37	15.08	80
2013	10.59	14.37	53
2012(a)	10.00	10.59	12
MainStay VP Fidelity Institutional AM® Utilities – Service Class
2018	14.24	14.13	450
2017	12.61	14.24	564
2016	11.50	12.61	692
2015	13.65	11.50	893
2014	12.31	13.65	869
2013	10.39	12.31	619
2012(a)	10.00	10.39	145
MainStay VP Floating Rate – Service Class
2018	11.23	11.04	297
2017	10.97	11.23	344
2016	10.28	10.97	393
2015	10.41	10.28	524
2014	10.48	10.41	694
2013	10.20	10.48	411
2012(a)	10.00	10.20	52
MainStay VP Growth Allocation – Service Class
2018	16.92	14.52	688
2017	14.01	16.92	793
2016	13.23	14.01	868
2015	13.88	13.23	1,206
2014	13.45	13.88	1,190
2013	10.44	13.45	495
2012(a)	10.00	10.44	19
MainStay VP Income Builder – Service Class
2018	14.38	13.42	200
2017	12.99	14.38	251
2016	12.07	12.99	292
2015	12.71	12.07	336

25

	Accumulation unit value
	Beginning of period	End of Period	Number of accumulation units
2014	11.95	12.71	295
2013	10.26	11.95	187
2012(a)	10.00	10.26	39
MainStay VP Indexed Bond – Service Class
2018	10.04	9.81	13
2017(f)	10.00	10.04	1
MainStay VP IQ Hedge Multi-Strategy – Service Class
2018(i)	8.40	7.69	579
2017	8.55	8.40	710
2016	8.68	8.55	828
2015	9.57	8.68	1,130
2014	11.04	9.57	1,347
2013(b)	10.00	11.04	590
MainStay VP Janus Henderson Balanced – Service Class
2018	15.40	15.22	209
2017	13.22	15.40	247
2016	12.83	13.22	281
2015	12.95	12.83	324
2014	12.10	12.95	288
2013	10.24	12.10	205
2012(a)	10.00	10.24	44
MainStay VP Large Cap Growth – Service Class
2018	19.44	19.81	183
2017	14.92	19.44	221
2016	15.51	14.92	232
2015	14.85	15.51	294
2014	13.64	14.85	297
2013	10.15	13.64	254
2012(a)	10.00	10.15	71
MainStay VP MacKay Common Stock – Service Class
2018	19.90	18.44	73
2017	16.46	19.90	87
2016	15.33	16.46	110
2015	15.44	15.33	118
2014	13.70	15.44	97
2013	10.26	13.70	51
2012(a)	10.00	10.26	3
MainStay VP Mackay Convertible – Service Class
2018	15.74	15.14	122
2017	14.28	15.74	116
2016	12.95	14.28	125
2015	13.33	12.95	159
2014	12.55	13.33	175
2013	10.17	12.55	106
2012(a)	10.00	10.17	37
MainStay VP MacKay Government – Service Class
2018	9.78	9.62	59
2017	9.73	9.78	52
2016	9.78	9.73	65
2015	9.89	9.78	66

26

	Accumulation unit value
	Beginning of period	End of Period	Number of accumulation units
2014	9.61	9.89	58
2013	10.01	9.61	30
2012(a)	10.00	10.01	15
MainStay VP MacKay Growth – Service Class
2018	17.09	16.10	40
2017	13.31	17.09	47
2016	13.47	13.31	54
2015	13.35	13.47	58
2014	12.46	13.35	55
2013	10.15	12.46	40
2012(a)	10.00	10.15	3
MainStay VP MacKay High Yield Corporate Bond – Service Class
2018	12.74	12.35	1,329
2017	12.11	12.74	1,580
2016	10.59	12.11	1,797
2015	10.93	10.59	2,330
2014	10.91	10.93	2,324
2013	10.40	10.91	1,432
2012(a)	10.00	10.40	301
MainStay VP MacKay International Equity – Service Class
2018	14.63	12.74	279
2017	11.21	14.63	311
2016	11.98	11.21	375
2015	11.47	11.98	465
2014	11.97	11.47	596
2013	10.56	11.97	472
2012(a)	10.00	10.56	116
MainStay VP MacKay Mid Cap Core – Service Class
2018	20.21	17.51	86
2017	17.24	20.21	100
2016	15.75	17.24	128
2015	16.62	15.75	145
2014	14.76	16.62	148
2013	10.55	14.76	123
2012(a)	10.00	10.55	41
MainStay VP MacKay S&P 500 Index – Service Class
2018	19.25	18.09	393
2017	16.10	19.25	437
2016	14.65	16.10	441
2015	14.73	14.65	557
2014	13.20	14.73	438
2013	10.16	13.20	271
2012(a)	10.00	10.16	66
MainStay VP MacKay Small Cap Core – Service Class
2018	13.22	11.04	64
2017	11.79	13.22	74
2016(e)	10.00	11.79	104
MainStay VP MacKay Unconstrained Bond – Service Class
2018	11.22	10.91	1,484
2017	10.88	11.22	1,826

27

	Accumulation unit value
	Beginning of period	End of Period	Number of accumulation units
2016	10.28	10.88	2,009
2015	10.71	10.28	2,727
2014	10.68	10.71	2,806
2013	10.41	10.68	1,786
2012(a)	10.00	10.41	288
MainStay VP Mellon Natural Resources – Initial Class
2018	8.19	5.76	189
2017	8.35	8.19	201
2016	5.91	8.35	219
2015	8.93	5.91	301
2014	11.15	8.93	252
2013	10.19	11.15	192
2012(a)	10.00	10.19	50
MainStay VP Moderate Allocation – Service Class
2018	14.27	12.87	475
2017	12.61	14.27	550
2016	12.04	12.61	558
2015	12.44	12.04	620
2014	12.08	12.44	491
2013	10.31	12.08	256
2012(a)	10.00	10.31	41
MainStay VP Moderate Growth Allocation – Service Class
2018	15.76	13.85	1,253
2017	13.50	15.76	1,463
2016	12.75	13.50	1,806
2015	13.27	12.75	2,340
2014	12.89	13.27	2,429
2013	10.40	12.89	1,807
2012(a)	10.00	10.40	422
MainStay VP PIMCO Real Return – Service Class
2018	9.25	8.87	304
2017	9.08	9.25	347
2016	8.77	9.08	424
2015	9.12	8.77	454
2014	9.04	9.12	519
2013	10.10	9.04	460
2012(a)	10.00	10.10	82
MainStay VP T. Rowe Price Equity Income – Service Class
2018	17.30	15.43	103
2017	15.13	17.30	133
2016	12.93	15.13	229
2015	14.10	12.93	167
2014	13.30	14.10	207
2013	10.36	13.30	143
2012(a)	10.00	10.36	42
MainStay VP U.S. Government Money Market – Initial Class
2018	0.93	0.93	1,488
2017	0.94	0.93	2,058
2016	0.96	0.94	3,056
2015	0.97	0.96	2,922

28

	Accumulation unit value
	Beginning of period	End of Period	Number of accumulation units
2014	0.98	0.97	2,612
2013	0.99	0.98	1,059
2012(a)	1.00	0.99	114
American Funds IS Asset Allocation Fund – Class 4
2018(h)	10.00	9.50	1
American Funds IS Blue Chip Income and Growth Fund – Class 4
2018	10.60	9.52	9
2017(g)	10.00	10.60	1
American Funds IS Global Small Capitalization Fund – Class 4
2018	11.46	10.09	3
2017	9.25	11.46	3
2016	9.21	9.25	2
2015(d)	10.00	9.21	7
American Funds IS Growth Fund – Class 4
2018	10.21	10.03	5
2017(g)	10.00	10.21	0
American Funds IS New World Fund® – Class 4
2018	11.54	9.76	120
2017	9.06	11.54	108
2016	8.74	9.06	135
2015	9.17	8.74	157
2014(c)	10.00	9.17	82
BlackRock® Global Allocation V.I. Fund – Class III
2018	13.11	11.96	600
2017	11.69	13.11	680
2016	11.41	11.69	808
2015	11.69	11.41	1,012
2014	11.62	11.69	1,208
2013	10.29	11.62	1,095
2012(a)	10.00	10.29	255
BlackRock® High Yield V.I. Fund – Class III
2018	10.98	10.51	122
2017	10.39	10.98	144
2016	9.33	10.39	157
2015	9.83	9.33	203
2014(c)	10.00	9.83	82
ClearBridge Variable Appreciation Portfolio – Class II
2018	11.08	10.71	3
2017(f)	10.00	11.08	0
Columbia Variable Portfolio – Commodity Strategy Fund – Class 2
2018	8.39	7.11	0
2017	8.36	8.39	0
2016	7.54	8.36	1
2015(d)	10.00	7.54	0
Columbia Variable Portfolio – Emerging Markets Bond Fund – Class 2
2018	11.37	10.39	29
2017	10.32	11.37	53
2016	9.42	10.32	10
2015(d)	10.00	9.42	2
Columbia Variable Portfolio – Small Cap Value Fund – Class 2

29

	Accumulation unit value
	Beginning of period	End of Period	Number of accumulation units
2018	19.53	15.76	24
2017	17.36	19.53	21
2016	13.26	17.36	28
2015	14.35	13.26	42
2014	14.11	14.35	45
2013	10.67	14.11	27
2012(a)	10.00	10.67	5
Delaware VIP® Small Cap Value Series – Service Class
2018	10.39	8.52	3
2017(g)	10.00	10.39	0
Dreyfus IP Technology Growth Portfolio – Service Shares
2018	20.81	20.26	65
2017	14.81	20.81	56
2016	14.38	14.81	59
2015	13.76	14.38	69
2014	13.09	13.76	72
2013	10.01	13.09	69
2012(a)	10.00	10.01	22
DWS Alternative Asset Allocation VIP – Class B
2018	10.60	9.48	35
2017	10.04	10.60	25
2016(e)	10.00	10.04	15
Fidelity® VIP ContrafundSM Portfolio – Service Class 2
2018	18.35	16.90	847
2017	15.30	18.35	1,018
2016	14.39	15.30	1,260
2015	14.53	14.39	1,606
2014	13.19	14.53	1,572
2013	10.21	13.19	1,080
2012(a)	10.00	10.21	249
Fidelity® VIP Emerging Markets Portfolio – Service Class 2
2018(h)	10.00	8.24	3
Fidelity® VIP Equity-Income PortfolioSM – Service Class 2
2018	16.93	15.28	46
2017	15.23	16.93	56
2016	13.12	15.23	72
2015	13.88	13.12	80
2014	12.97	13.88	74
2013	10.29	12.97	45
2012(a)	10.00	10.29	10
Fidelity® VIP Growth Opportunities Portfolio – Service Class 2
2018	15.31	16.95	63
2017	11.56	15.31	56
2016	11.71	11.56	16
2015	11.27	11.71	41
2014(c)	10.00	11.27	3
Fidelity® VIP Mid Cap Portfolio – Service Class 2
2018	18.60	15.64	98
2017	15.64	18.60	114
2016	14.16	15.64	122

30

	Accumulation unit value
	Beginning of period	End of Period	Number of accumulation units
2015	14.59	14.16	159
2014	13.95	14.59	154
2013	10.41	13.95	134
2012(a)	10.00	10.41	28
Invesco V.I. American Value Fund – Series II Shares
2018	14.01	12.04	8
2017	12.95	14.01	10
2016	11.39	12.95	17
2015	12.74	11.39	19
2014	11.79	12.74	15
2013(b)	10.00	11.79	4
Invesco V.I. International Growth Fund – Series II Shares
2018	11.03	9.23	162
2017	9.11	11.03	158
2016	9.30	9.11	198
2015	9.68	9.30	213
2014(c)	10.00	9.68	110
Janus Henderson Enterprise Portfolio – Service Shares
2018	10.20	9.99	8
2017(g)	10.00	10.20	0
Janus Henderson Global Research Portfolio – Service Shares
2018	17.71	16.23	39
2017	14.17	17.71	40
2016	14.10	14.17	30
2015	14.67	14.10	35
2014	13.87	14.67	36
2013	10.98	13.87	25
2012(a)	10.00	10.98	4
MFS® International Value Portfolio – Service Class
2018	11.35	10.11	28
2017(f)	10.00	11.35	25
MFS® Investors Trust Series – Service Class
2018	18.82	17.50	69
2017	15.50	18.82	83
2016	14.51	15.50	98
2015	14.71	14.51	130
2014	13.47	14.71	75
2013	10.36	13.47	25
2012(a)	10.00	10.36	12
MFS® Research Series – Service Class
2018	18.73	17.62	49
2017	15.42	18.73	60
2016	14.41	15.42	93
2015	14.53	14.41	93
2014	13.39	14.53	92
2013	10.28	13.39	64
2012(a)	10.00	10.28	20
Morgan Stanley VIF U.S. Real Estate Portfolio – Class II
2018	12.29	11.16	86
2017	12.11	12.29	97

31

	Accumulation unit value
	Beginning of period	End of Period	Number of accumulation units
2016	11.52	12.11	98
2015	11.46	11.52	103
2014	8.97	11.46	104
2013(b)	10.00	8.97	41
Neuberger Berman AMT Mid Cap Growth Portfolio – Class S
2018	17.75	16.36	84
2017	14.44	17.75	102
2016	14.05	14.44	114
2015	14.10	14.05	145
2014	13.32	14.10	100
2013	10.21	13.32	48
2012(a)	10.00	10.21	7
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) – Advisor Class
2018	11.19	11.26	283
2017	11.04	11.19	338
2016	10.52	11.04	377
2015	10.64	10.52	464
2014(c)	10.00	10.64	241
PIMCO VIT Low Duration Portfolio – Advisor Class
2018	9.96	9.85	81
2017	9.97	9.96	102
2016(e)	10.00	9.97	44
PIMCO VIT Total Return Portfolio – Advisor Class
2018	10.50	10.30	290
2017	10.16	10.50	339
2016	10.03	10.16	389
2015	10.14	10.03	454
2014(c)	10.00	10.14	225
Victory VIF Diversified Stock Fund – Class A Shares
2018	18.17	15.54	52
2017	14.56	18.17	53
2016	14.21	14.56	23
2015	14.86	14.21	29
2014	13.67	14.86	32
2013	10.35	13.67	28
2012(a)	10.00	10.35	7

(a)	For the Period August 17, 2012 (commencement of operations in the Separate Account) through December 31, 2012.
(b)	For the Period May 1, 2013 (commencement of operations in the Separate Account) through December 31, 2013.
(c)	For the Period May 1, 2014 (commencement of operations in the Separate Account) through December 31, 2014.
(d)	For the Period May 1, 2015 (commencement of operations in the Separate Account) through December 31, 2015.
(e)	For the Period May 1, 2016 (commencement of operations in the Separate Account) through December 31, 2016.
(f)	For the Period May 1, 2017 (commencement of operations in the Separate Account) through December 31, 2017.
(g)	For the Period November 13, 2017 (commencement of operations in the Separate Account) through December 31, 2017.
(h)	For the Period May 1, 2018 (commencement of operations in the Separate Account) through December 31, 2018.
(i)	On November 30, 2018, MainStay VP Absolute Return Multi-Strategy merged into MainStay VP IQ Hedge Multi-Strategy.

32

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

AND THE SEPARATE ACCOUNT

New York Life Insurance and Annuity Corporation

New York Life Insurance and Annuity Corporation (NYLIAC) is a stock life insurance company incorporated in Delaware in 1980. NYLIAC is licensed to sell life, accident and health insurance and annuities in the District of Columbia and all states. In addition to the policies we describe in this Prospectus, NYLIAC offers life insurance policies and other annuities.

NYLIAC is a wholly-owned subsidiary of New York Life Insurance Company, a mutual life insurance company doing business in New York since 1845. NYLIAC held assets of $158.4 billion at the end of 2018. New York Life Insurance Company has invested in NYLIAC, and will occasionally make additional contributions to NYLIAC in order to maintain capital and surplus in accordance with state requirements.

The Separate Account

Separate Account-III was established on November 30, 1994, pursuant to resolutions of the NYLIAC Board of Directors. The Separate Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940. This registration does not signify that the Securities and Exchange Commission supervises the management, or the investment practices or policies, of the Separate Account.

Although the assets of the Separate Account belong to NYLIAC, these assets are held separately from our other assets. The Separate Account’s assets are not chargeable with liabilities incurred in any of NYLIAC’s other business operations (except to the extent that assets in the Separate Account exceed the reserves and other liabilities of that Separate Account). The income, capital gains and capital losses incurred on the assets of the Separate Account are credited to or charged against the assets of the Separate Account without regard to the income, capital gains or capital losses arising out of any other business NYLIAC may conduct. Therefore, the investment performance of the Separate Account is entirely independent on the investment performance of the DCA Advantage Account and any other separate account of NYLIAC.

Separate Account III currently consists of 92 Investment Divisions, some of which may not be available under this policy. The portion of your Premium Payment allocated to the Investment Divisions is invested solely in the corresponding Eligible Portfolios of the relevant Fund. You may also allocate your Premium Payment to one of our Asset Allocation Models, subject to availability. Please note that there are allocation restrictions for policies that include the GFIB Rider (see “THE POLICIES—Riders—Guaranteed Future Income Benefit Rider (optional)”).

The Portfolios

The assets of each Eligible Portfolio are separate from the others and each such Portfolio has different investment objectives and policies. As a result, each Eligible Portfolio operates as a separate investment fund and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio. You can make or lose money in any of the Investment Divisions. Portfolios described in this Prospectus are different from portfolios that may have similar names but are available directly to the general public. The funds available directly to the general public may have the same adviser, same name, same investment objectives and policies, and substantially similar portfolio securities, but the investment performance may not be the same.

We offer no assurance that any of the Eligible Portfolios will attain their respective stated objectives.

The Funds also may make their shares available to certain other separate accounts funding variable life insurance policies offered by NYLIAC. This is called “mixed funding.” The Funds also may make their shares available to separate accounts of insurance companies unaffiliated with NYLIAC. This is called “shared funding.” Although we do not anticipate any inherent difficulties arising from mixed and shared funding, it is theoretically possible that, due to differences in tax treatment or other considerations, the interests of owners of various policies participating in a certain Fund might at some time be in conflict. The Board of Directors/Trustees of each Fund, each Fund’s investment advisers, and NYLIAC are required to monitor events to identify any material conflicts that arise from the use of the Funds for mixed and shared funding. For more information about the risks of mixed and shared funding, please refer to the relevant Fund prospectus.

The Funds and Eligible Portfolios offered through this product are selected by NYLIAC based on several criteria, including asset class coverage, the strength of the manager’s reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. An affiliate of NYLIAC manages the Mainstay VP Funds Trust and that was a factor in its selection. Another factor that NYLIAC considers during the selection process is whether the Fund or Eligible Portfolio or an affiliate of the Fund will compensate NYLIAC for providing administrative,

33

marketing, and support services that would otherwise be provided by the Fund, the Fund’s investment adviser, or its distributor.

We may receive payments or compensation from the Funds or their investment advisers, or from other service providers of the Funds (who may be affiliates of NYLIAC) in connection with administration, distribution, and other services we provide with respect to the Eligible Portfolios and their availability through the policies. These payments may be derived, in whole or in part, from the advisory fee charged by the Fund and deducted from Fund assets and/or from “Rule 12b-1” fees charged by the Fund and deducted from Fund assets. These payments are also a factor in our selection of Funds and Eligible Portfolios. NYLIAC may use these payments for any corporate purpose, including payment of expenses that NYLIAC and/or its affiliates incur in promoting, marketing, and administering the policies, and in its role as an intermediary of the Funds. Policyowners, through their indirect investment in the Funds, bear the costs of these advisory and 12b-1 fees.

The amounts we receive may be substantial, may vary by Eligible Portfolio, and may depend on how much policy value is invested in the particular Eligible Portfolio or Fund. NYLIAC and its affiliates may profit from these payments. Currently, we receive payments or revenue under various arrangements in amounts ranging from 0.15% to 0.35% annually of the aggregate net asset value of the shares of some of the Eligible Portfolios held by the Investment Divisions. We also receive compensation under various distribution services arrangements in amounts ranging from 0.05% to 0.25% annually of the aggregate net asset value of the shares of some of the Eligible Portfolios held by the Investment Divisions. The compensation that your registered representative receives remains the same regardless of which Investment Divisions you choose or the particular arrangements applicable to those Investment Divisions.

Asset Allocation Models

The Asset Allocation Models are made available by us in connection with the policy at no extra charge. The Asset Allocation Models are designed and intended to be used within the context of your relationship with your registered representative. Currently, you can work with your registered representative to select one of five (5) Asset Allocation Models at a time, with each model specifying percentage allocations among various Investment Divisions available through your policy. If you wish to allocate your Accumulation Value in accordance with an Asset Allocation Model, you may do so by notifying us in writing at one of the addresses listed in Question 14 of this Prospectus, calling us or going to www.newyorklife.com. Your request is subject to model availability.

Each Asset Allocation Model is designed to seek to achieve a different investment objective. The Asset Allocation Models are general in nature and are not tailored or personalized for you. Working with your registered representative, you can use the Asset Allocation Models to help you diversify your Accumulation Value among asset classes to seek to attain an investment goal and reduce volatility over the long term.

The Asset Allocation Models are static, but gains and/or losses from the Funds in a model will cause the model’s original percentages to shift. If you purchase the GFIB Rider, and have opted to allocate your premium payments to one of the available Asset Allocation Models, your allocation(s) to an Asset Allocation Model will be rebalanced quarterly to reflect the model’s original percentages. If you do not purchase the GFIB Rider, you may rebalance the Asset Allocation Model you selected to reflect such model’s original percentages by notifying us in writing at one of the addresses listed in Question 14 of this Prospectus.

The available Asset Allocation Models may change from time to time. We may create new Asset Allocation Models with asset allocations or Investment Divisions that vary from those of existing Asset Allocation Models. We will notify you if we offer new Asset Allocation Models, if there is a material change in our arrangement with our Asset Allocation Model designer, or if we terminate our Asset Allocation Model program. We will not reallocate your Accumulation Value, or change your premium allocation instructions, in response to these changes. However, the Investment Divisions and allocation percentages for your model could change due to events such as mergers, substitutions, liquidations or closures. We will notify you in writing of any such events and seek your instructions on how you want your Accumulation Value or premium payments reallocated.

You can get information about new or updated Asset Allocation Models, or about Asset Allocation Models that are no longer available for new investment, by contacting your registered representative. You should consult your registered representative periodically to consider whether any Asset Allocation Model you have selected is still suitable for you. If you wish to remove funds from your current Asset Allocation Model and/or allocate funds to a currently offered Asset Allocation Model, subject to investment restrictions for maintaining the GFIB Rider, if applicable, you may do so by notifying us in writing at one of the addresses listed in Question 14 of this Prospectus.

The Asset Allocation Models were designed on our behalf, and provided to us by an unaffiliated third-party investment adviser, QS Investors, LLC (“QS Investors”), a subsidiary of Legg Mason, Inc. QS Investors provided research and

34

business support services relating to the Asset Allocation Models and selected the Investment Divisions to populate each Asset Allocation Model from information that we provided about the available Investment Divisions. The Asset Allocation Models are general in nature and not tailored or personalized for you. We are QS Investors’ sole client with respect to the Asset Allocation Models. Furthermore, QS Investors designed the Asset Allocation Models in early 2018 for availability as of May 1, 2018, and is not responsible for updating the models in response to market and economic conditions or other factors. QS Investors has authorized us to make the Asset Allocation Models available for use in connection with the policy. The Asset Allocation Models are designed and intended for use within the context of relationships between registered representatives and their clients. New York Life Investment Management LLC (“New York Life Investments”), an affiliate of NYLIAC and the Investment Advisor to the MainStay VP Funds Trust, provided asset allocation models prior to May 1, 2018 (the “Former Asset Allocation Models”).

The currently offered Asset Allocation Models are available to all policyholders. Any Former Asset Allocation Models are available only to those policyholders who allocated to those Asset Allocation Models when they were offered. You can select only one Asset Allocation Model at a time. If you transfer out of a Former Asset Allocation Model that is no longer offered, you will not be able to transfer back into that Asset Allocation Model. Transfers into or out of an Asset Allocation Model count as one transfer and are subject to the conditions and restrictions listed in “THE POLICIES”.

You may change your allocation to a particular Asset Allocation Model at any time and reallocate your Accumulation Value to other Investment Divisions or another available Asset Allocation Model, subject to investment restrictions for maintaining the GFIB Rider, if applicable. For example, if you have allocated to an Asset Allocation Model and you later decide you prefer different percentage allocations among the Investment Divisions than those specified by the Asset Allocation Model, you will need to transfer out of that Asset Allocation Model and allocate your Accumulation Value to those Investment Divisions in the percentages you want. (See “THE POLICIES – Transfers”.) If you then want your Accumulation Value to remain at the new percentages you selected, you should ensure that the AAR feature is in effect and accurately reflects your choice of investment percentages for each Investment Division. (See “THE POLICIES – Automatic Asset Reallocation”.) You may also have amounts held in the DCA Advantage Account allocated to an Asset Allocation Model.

If you wish to allocate your policy’s Accumulation Value in accordance with an Asset Allocation Model, you should consult with your registered representative, who can help you evaluate the Asset Allocation Models and their attendant risks, and select an Asset Allocation Model that is suitable and appropriate for you in light of your financial situation, risk tolerance, time horizon and investment objectives. While the Asset Allocation Models can facilitate asset allocation discussions and decisions between you and your registered representatives, we have no discretionary authority or control over your investment decisions. The Asset Allocation Models are comprised of then available Investment Divisions. We make available educational information and materials (e.g., risk tolerance questionnaire, and Fund prospectuses) that can help you and your registered representative select an Asset Allocation Model. Consequently, you along with your registered representative are responsible for your decision to allocate your Accumulation Value in accordance with the Asset Allocation Models, and for your selection of the Asset Allocation Model that is best for you.

Asset allocation does not guarantee that your Variable Accumulation Value will increase or protect against losses in a declining market. Tools used to assess your risk tolerance, such as the Investor Profile, may not be accurate and could be less effective if your circumstances change over time. We reserve the right to terminate or change the asset allocation program at any time. As noted above, if the program is terminated or changed, we will not reallocate your Accumulation Value or change your premium allocation instructions. If you want to reallocate your Accumulation Value, you will need to send us a transfer request to one of the addresses in Question 14, by telephone, or through www.newyorklife.com. (See “THE POLICIES – Transfers”.)

An Asset Allocation Model may not perform as intended. Hence, it may not achieve its investment objective or reduce volatility. When considering an Asset Allocation Model for your situation, you should consider your other assets, income and investments in addition to this policy. An Asset Allocation Model may perform better or worse than any single investment option or any other combination of investment options. Asset Allocation does not guarantee that your Accumulation Value will increase, or protect against losses. In addition, the timing of your investment and any rebalancing may affect performance.

Because returns from each Investment Division in the Asset Allocation Models will vary, over time the percentage of your policy’s Accumulation Value that is allocated to each Investment Division in the Asset Allocation Model you select may not remain at the initial percentages. To keep your Accumulation Value at these initial percentages in line with your current investment objective, consider choosing the Automatic Asset Reallocation option. (See “THE POLICIES- Automatic Asset Reallocation”.)

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Rebalancing or periodic updating of Asset Allocation Models can cause the Eligible Portfolios underlying in the Investment Divisions that make up a model to need to raise cash for money flowing out of the Funds or vice versa. In order to raise cash, those Funds may need to sell assets at prices lower than otherwise expected, which can hurt Fund share prices. Moreover, large outflows of money from the Funds may increase the expenses attributable to the assets remaining in the Funds. These transactions and expenses can adversely affect the performance of the relevant Funds and of the Asset Allocation Models. In addition, these inflows and outflows may cause a Fund to hold a large portion of its assets in cash, which could detract from the achievement of the Fund’s investment objective, particularly in periods of rising market prices. For additional information regarding the risks of investing in a particular Fund, see that Fund’s prospectus.

Conflicts of Interest

QS Investors received, a fee from NYLIAC to design the Asset Allocation Models. While the Asset Allocation Models are designed to offer you a convenient way to work with your registered representative in making allocation decisions, you should be aware that QS Investors is subject to competing interests that may have influenced its design of the Asset Allocation Models. For example, because affiliates of QS Investors advise Legg Mason Partners Variable Equity Trust (the “Legg Mason Trust”), QS Investors and the Legg Mason Trust may benefit from including the ClearBridge Variable Appreciation Investment Division in one or more of the Asset Allocation Models. Payments from NYLIAC to QS Investors to design the Asset Allocation Models may also influence QS Investors in its selection of Investment Divisions affiliated with NYLIAC for inclusion in these Asset Allocation Models. QS Investors may not have included certain Investment Divisions in the Asset Allocation Models because their investment profile (e.g., sector-specific concentration or shifting asset composition) was determined to be incompatible with the risk and return profile of those models. QS Investors considered many factors in selecting Investment Divisions for the Asset Allocation Models, including, but not limited to, risk and return profile, prior investment performance and underlying fund fees.

New York Life Investments is also subject to competing interests that impact the composition of the Asset Allocation Models as well as its design of the Former Asset Allocation Models. For example, because New York Life Investments receives fees for advising the MainStay VP Funds Trust, it benefits from the inclusion of a significant percentage of these Investment Divisions in the Asset Allocation Models and Former Asset Allocation Models. MainStay VP Investment Divisions represent such a significant percentage of the Asset Allocation Models and the Former Asset Allocation Models because they constitute the majority of Investment Divisions offered with the policy and are prevalent among the low- and moderate-risk Investment Divisions that make up those models.

In addition, New York Life Investments may not have included certain non-proprietary Investment Divisions in the Former Asset Allocation Models because their investment profile (e.g., sector-specific concentration or shifting asset composition) was determined to be incompatible with the risk and return profile of those models. Finally, New York Life Investments may have included Investment Divisions in a Former Asset Allocation Model based on asset class exposure and they may have also been selected over Investment Divisions with better past investment performance or lower fees.

As noted above, we receive payments or compensation from the Funds or their Investment Advisers, or from other service providers of the Funds (who may be affiliates of NYLIAC) in connection with administration, distribution and other services that we provide with respect to the Eligible Portfolios and their availability through the policies. The amount of this revenue and how it is computed varies by Fund, may be significant, and may create conflicts of interest in the design of the Asset Allocation Models and the Former Asset Allocation Models.

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The Eligible Portfolios of the relevant Funds, along with their investment advisers, are listed in the following table:

FUND	INVESTMENT ADVISERS	ELIGIBLE PORTFOLIOS

MainStay VP Funds Trust	New York Life Investment	MainStay VP Conservative Allocation
	Management LLC	MainStay VP Growth Allocation
MainStay VP Moderate Allocation
MainStay VP Moderate Growth Allocation

	Subadviser:	MainStay VP Bond
	New York Life Investors LLC (“NYL Investors”)	MainStay VP Floating Rate
MainStay VP Indexed Bond
MainStay VP U.S. Government Money Market

	Subadvisers:	MainStay VP IQ Hedge Multi-Strategy
IndexIQ Advisors LLC

	Subadvisers: MacKay Shields LLC	MainStay VP Balanced
(“MacKay”) and NYL Investors

	Subadviser: MacKay	MainStay VP MacKay Common Stock
MainStay VP MacKay Convertible
MainStay VP MacKay Government
MainStay VP MacKay Growth
MainStay VP MacKay High Yield Corporate Bond
MainStay VP MacKay International Equity
MainStay VP MacKay Mid Cap Core
MainStay VP MacKay S&P 500 Index
MainStay VP MacKay Small Cap Core
MainStay VP MacKay Unconstrained Bond

	Subadviser: Cushing Asset	MainStay VP Cushing® Renaissance Advantage
Management LP

	Subadvisers:	MainStay VP Emerging Markets Equity
Candriam Belgium and MacKay

Subadviser:
	Eagle Asset Management, Inc.	MainStay VP Eagle Small Cap Growth

Subadviser: Epoch Investment
	Partners, Inc. (“Epoch”)	MainStay VP Epoch U.S. Equity Yield

Subadviser:
	Janus Capital Management LLC	MainStay VP Janus Henderson Balanced

	Subadviser: FIAM LLC (“FIAM”)	MainStay VP Fidelity Institutional AM® Utilities

Subadviser:
	Pacific Investment Management	MainStay VP PIMCO Real Return
Company LLC

Subadviser:
	T. Rowe Price Associates, Inc.	MainStay VP T. Rowe Price Equity Income

Subadviser:
	Mellon Investments Corporation	MainStay VP Mellon Natural Resources

Subadviser: Winslow Capital
	Management, Inc.	MainStay VP Large Cap Growth

	Subadvisers: Epoch and MacKay	MainStay VP Income Builder

AIM Variable Insurance Funds	Invesco Advisers, Inc.	Invesco V.I. American Value Fund
(Invesco Variable Insurance Funds)		Invesco V.I. International Growth Fund

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FUND	INVESTMENT ADVISERS	ELIGIBLE PORTFOLIOS

American Funds Insurance Series®	Capital Research and Management CompanySM (“CRMC”)	American Funds IS Asset Allocation Fund American Funds IS Blue Chip Income and Growth Fund
American Funds IS Global Small Capitalization Fund
American Funds IS Growth Fund
American Funds IS New World Fund®

BlackRock® Variable Series Funds, Inc.	BlackRock Advisors, LLC	BlackRock® Global Allocation V.I. Fund

BlackRock® Variable Series Funds II, Inc.		BlackRock® High Yield V.I. Fund

Legg Mason Partners Variable	Legg Mason Partners Fund Advisor,	ClearBridge Variable Appreciation Portfolio
Equity Trust	LLC
Subadviser: ClearBridge
Investments, LLC

Columbia Funds Variable Series Trust II	Columbia Management Investment Advisers, LLC Commodity Strategy Subadviser: Threadneedle International Limited	Columbia Variable Portfolio — Commodity Strategy Fund Columbia Variable Portfolio — Emerging Markets Bond Fund

Columbia Funds Variable Insurance Trust		Columbia Variable Portfolio — Small Cap Value Fund

Delaware VIP® Trust	Delaware Management Company	Delaware VIP® Small Cap Value Series

Deutsche DWS Variable Series II	DWS Investment Management Americas Inc. Subadviser: RREEF America LLC	DWS Alternative Asset Allocation VIP

Dreyfus Investment Portfolios	The Dreyfus Corporation	Dreyfus IP Technology Growth Portfolio

Fidelity® Variable Insurance	Fidelity Management and Research	Fidelity® VIP ContrafundSM Portfolio
Products Fund	Company (“FMR”)	Fidelity® VIP Emerging Markets Portfolio
	Subadvisers: FMR Co., Inc.	Fidelity® VIP Equity-Income PortfolioSM
	(“FMRC”) and other investment	Fidelity® VIP FundsManager® 60% Portfolio
	advisers	Fidelity® VIP Growth Opportunities Portfolio
Fidelity® VIP Health Care Portfolio
Fidelity® VIP International Index Portfolio
Fidelity® VIP Mid Cap Portfolio

Janus Aspen Series	Janus Capital Management LLC	Janus Henderson Enterprise Portfolio
Janus Henderson Global Research Portfolio

MFS® Variable Insurance Trust	Massachusetts Financial Services Company (“MFS”)	MFS® Investors Trust Series MFS® Research Series

MFS® Variable Insurance Trust II		MFS® International Value Portfolio

Morgan Stanley Variable Insurance Fund, Inc.	Morgan Stanley Investment Management Inc.	Morgan Stanley VIF U.S. Real Estate Portfolio

Neuberger Berman Advisers Management Trust	Neuberger Berman Investment Advisers LLC	Neuberger Berman AMT Mid Cap Growth Portfolio

PIMCO Variable Insurance Trust	Pacific Investment Management Company LLC (“PIMCO”)	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)
PIMCO VIT Low Duration Portfolio
PIMCO VIT Total Return Portfolio

Victory Variable Insurance Funds	Victory Capital Management Inc.	Victory VIF Diversified Stock Fund
Please refer to the accompanying prospectuses of the respective Funds for a complete description of the Funds, the investment advisers, the sub-advisers, and the Portfolios. The Funds’ prospectuses should be read carefully before any decision is made concerning the allocation of your Premium Payment to an Investment Division corresponding to an Eligible Portfolio.

NYLIAC does not provide investment advice and does not recommend or endorse any Eligible Portfolio or Portfolios. NYLIAC is not responsible for choosing the Investment Divisions or the amounts allocated to each. You are responsible for determining that these decisions are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Decisions regarding investment allocations should be carefully considered. You bear the risk of any decline in the value of your policy resulting from the performance of the Portfolios you have chosen.

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You should consult with your registered representative to determine which combination of investment options is most appropriate for you, and periodically review your choices.

Certain portfolios, generally referred to as “funds of funds” or “master-feeder arrangements,” may invest all or substantially all their assets in portfolios of other funds. In such case, you will indirectly pay fees and expenses at both portfolio levels, which would reduce your investment return.

Hedging strategies may be employed by certain portfolios to attempt to provide downside protection during sharp downward movements in equity markets. The cost of these strategies could limit the upside participation of the portfolio in rising equity markets relative to other portfolios.

So-called “alternative” investment strategies may also be used by certain portfolios, which may involve non-traditional asset classes. These alternative investment strategies may be riskier than more traditional investment strategies and may involve leverage or use complex hedging techniques, such as options and derivatives. These may offer potential diversification benefits beyond traditional investment strategies.

Investment decisions should be based on a thorough investigation of all the information regarding the Eligible Portfolios that are available to you, including each Fund’s prospectus, statement of additional information, and annual and semi-annual reports. Other sources, such as the Fund’s website or newspapers and financial and other magazines, provide more current information, including information about any regulatory actions or investigations relating to a Fund or Eligible Portfolio. After you select Investment Divisions or an Asset Allocation Model for your initial Premium Payment, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

Money Market Fund Fees and Gates

The SEC has adopted rules that provide that all money market funds can impose liquidity fees and/or suspend redemptions under certain circumstances. The liquidity fees can be up to 2% of the amount redeemed, and the suspensions of redemptions (redemption “gates”) can last for ten (10) business days. Money market funds can impose these fees and gates (which could be applied to all policy transfers, surrenders, withdrawals and benefit payments from that portfolio) based on the liquidity of the fund’s assets and other factors.

All types of money market funds can impose these fees and gates, but government money market funds (that invest at least 99.5% of their assets in cash, U.S. government securities and/or repurchase agreements that are secured by cash or government securities) are less likely to impose fees and gates. Nevertheless, there remains a possibility that a government money market fund such as the MainStay VP U.S. Government Money Market Portfolio could impose such fees and gates, which could be applied to all policy transfers, surrenders, withdrawals and benefit payments from the portfolio.

Additions, Deletions, or Substitutions of Investments

NYLIAC retains the right, subject to any applicable law, to make additions to, deletions from, or substitutions for, the Eligible Portfolio shares held by any Investment Division. NYLIAC reserves the right to eliminate the shares of any of the Eligible Portfolios and to substitute shares of another portfolio of a Fund, or of another registered open-end management investment company. We may do this if the shares of the Eligible Portfolios are no longer available for investment or if we believe investment in any Eligible Portfolio would become inappropriate in view of the purposes of the Separate Account, which is to serve as the funding vehicle for the Policy and certain other variable annuity policies issued by NYLIAC. An investment in an Eligible Portfolio could become inappropriate if, for example, that Eligible Portfolio performs poorly, undergoes a significant management change, or changes its investment objective or investment policies such that they are no longer consistent with the purposes of the policies funded by the Separate Account.

To the extent required by law, we will not make substitutions of shares attributable to your interest in an Investment Division until you have been notified of the change. This does not prevent the Separate Account from purchasing other securities for other series or classes of policies, or from processing a conversion between series or classes of policies on the basis of requests made by policyowners.

We may establish new Investment Divisions when we determine, in our sole discretion, that marketing, tax, investment, or other conditions so warrant. We will make any new Investment Divisions available to existing policyowners on a basis we determine. We may also eliminate one or more Investment Divisions, if we determine, in our sole discretion, that marketing, tax, investment, or other conditions warrant. Please note that any such changes could affect the performance of the Asset Allocation Models.

In the event of any substitution or change, NYLIAC may, by appropriate endorsement, change the policies to reflect such substitution or change. We also reserve the right to: (a) operate the Separate Account as a management company

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under the Investment Company Act of 1940, (b) deregister it under such Act in the event such registration is no longer required, (c) combine it with one or more other separate accounts, and (d) restrict or eliminate the voting rights of persons having voting rights as to the Separate Account as permitted by law.

Reinvestment

We automatically reinvest all dividends and capital gain distributions from Eligible Portfolios in shares of the distributing Portfolio at their net asset value on the payable date.

THE POLICIES

This is a flexible premium policy, which means additional Premium Payments can be made. The policy is issued on the lives of individual or joint Annuitants. If the GFIB Rider is selected, it is a modified single premium policy which means no additional Premium Payments can be made, except as set forth in this Prospectus (see “THE POLICIES—Riders— Guaranteed Future Income Benefit Rider (optional)”).

The policies are variable. This means that the Accumulation Value will fluctuate based on the investment experience of the Investment Divisions and/or Asset Allocations Model you select, and the interest credited on the DCA Advantage Account Accumulation Value. NYLIAC does not guarantee the investment performance of the Separate Account or of the Eligible Portfolios. You bear the entire investment risk with respect to amounts allocated to the Investment Divisions of the Separate Account. We offer no assurance that the investment objectives of the Investment Divisions will be achieved. Accordingly, amounts allocated to the Investment Divisions of the Separate Account are subject to the risks inherent in the securities markets and, specifically, to price fluctuations in the Eligible Portfolios’ investments.

If you select the GFIB Rider, the Policy includes a fixed deferred income component that is determined on the Policy Date and guaranteed for the life of the Annuitant(s) (see “THE POLICIES—Riders—Guaranteed Future Income Benefit Rider (optional)”). The policies automatically include the IB Rider, which allows you to purchase deferred fixed income at your own pace (see “THE POLICIES—Rider—Income Benefit Rider”). GFIB Payments or Income Benefit Payments that result from either the GFIB or IB Rider, respectively, are not impacted by the investment experience of the Separate Account.

As the Owner of the policy, you have the right to (a) change a revocable Beneficiary, (b) name a new Owner (on Non-Qualified Policies only), (c) receive income payments (Variable Account Annuity Income Payments, and/or GFIB Payments or Income Benefit Payments), (d) name a Payee to receive income payments (Variable Account Annuity Income Payments and/or GFIB Payments or Income Benefit Payments), and (e) transfer funds among the Investment Divisions or the Asset Allocation Models, which may be subject to certain limitations if you select the GFIB Rider. (See “THE POLICIES—Riders—Guaranteed Future Income Benefit Rider (optional)”). You cannot lose these rights. However, all rights of ownership cease upon your death.

The current policyowner of a Non-Qualified Policy has the right to transfer ownership to another person(s) or entity. To transfer ownership, the policyowner must complete our approved “Transfer of Ownership” form in effect at the time of the request. This change will take effect as of the date you signed the form, subject to any payment we made or other action we took before recording the change. Federal law requires all financial institutions to obtain, verify, and record information that identifies each person or entity that becomes the Owner of an existing Policy. This means the new policyowner(s) will be required to provide their name, address, date of birth, and other identifying information. To complete a transfer of ownership, the new policyowner(s) may also be required to submit financial and suitability information. A transfer of ownership may impact the benefits received under this Policy. Please refer to your Policy for more details.

Certain provisions of the policies may be different than the general description in this Prospectus, and certain riders and options may not be available, because of legal requirements or restrictions in your state. See your policy for specific variations because any such state variations will be included in your policy or in riders or endorsements attached to your Policy. See your registered representative or contact us for specific information that may be applicable to your state.

Selecting the Variable Annuity That’s Right for You

In addition to the policies described in this Prospectus, we offer other variable annuities, each having different features, fees, and charges. Your registered representative can help you decide which is best for you based on your individual circumstances, time horizon, and policy feature preferences.

The availability of optional Policy features may increase the cost of the Policy. Therefore, when selecting a Policy, you should consider what Policy features you plan to use within your variable annuity. You should also consider the different surrender charge period associated with each Policy in light of the length of time you plan to hold your Policy (i.e., your time horizon). If you intend to make multiple contributions to your Policy over time, you may want to consider a surrender

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charge period that is based on the Policy Date. If you intend to make a single contribution or limited contributions over time, you may want to consider a Policy with a surrender charge period that is based on each Premium Payment. In addition to the surrender charges, you should also evaluate the available policy features and the different fees associated with each of the features and of the Policy.

You should consider the investment objectives, risks, charges and expenses of an investment carefully before investing. Both the product and underlying Fund prospectuses contain this and other information about the variable annuities and underlying investment options. Your registered representative can provide you with prospectuses for one or more of these variable annuities and the underlying Funds. Please read the prospectuses carefully before investing.

Qualified and Non-Qualified Policies

We designed the policies primarily to provide income at a future date, and for the accumulation of retirement savings. We issue both Qualified and Non-Qualified Policies. Both types of policies offer tax-deferred accumulation. a Non-Qualified Policies provide for retirement income other than through a tax-qualified plan. Qualified Policies are for use with any one of the tax-qualified plans listed below.

Section 408 or 408A Individual Retirement Annuities (IRAs), including, Roth IRAs. Please see “FEDERAL TAX MATTERS” for a detailed description of these plans.

If you are considering the purchase of a Qualified Policy, you should be aware that this policy will fund a retirement plan that already provides tax deferral under the Code and there are fees and charges in an annuity that may not be included in other types of investments. Therefore, the tax deferral of the annuity does not provide additional benefits. However, this annuity is designed to provide certain payment guarantees and features other than tax deferral, some of which may not be available in other investments. and there are fees and charges in an annuity that may not be included in other types of investments. These additional features and benefits include:

•	A guaranteed death benefit, as explained in this prospectus.

•	The option for you to receive multiple streams of guaranteed Income Payments for life after you have owned the policy for more than thirteen (13) months.

•	The flexibility to transfer money among Investment Divisions in the annuity managed by different investment managers and to have your investment mix automatically rebalanced periodically.

These features are explained in detail in this prospectus. You should purchase this annuity with tax-qualified money because of the additional features the annuity provides and not for the tax deferral to which the tax-qualified plan is already entitled. You should consult with your tax or legal adviser to determine if the policy is suitable for your tax qualified plan.

Policy Application and Premium Payments

For policies that do not include the GFIB Rider:

To purchase a Policy, you must complete an application (acceptance of applications is subject to NYLIAC’s rules and we reserve the right to reject any application). The application is sent by your registered representative to NYLIAC’s Cleveland or Dallas Service Center with your initial Premium Payment. (Initial Premium Payments received in connection with 1035 exchanges and rollovers must be sent to either the Cleveland or Dallas Service Center, or one of the addresses noted in Question 14 of this prospectus.) If the application is in Good Order, we will credit the initial Premium Payment to the Allocation Options you have selected within two Business Days after receipt at the Cleveland or Dallas Service Center. (Or, in the case of initial Premium Payments received in connection with 1035 exchanges and, rollovers, at the Cleveland or Dallas Service Centers or at one of the addresses noted in Question 14 of this Prospectus.) If we cannot credit the initial Premium Payment within five Business Days after we receive it because the application is incomplete or inaccurate, we will contact you and explain the reason for the delay. Unless you consent to NYLIAC’s retaining the Premium Payment and crediting it as soon as the necessary requirements are fulfilled, we will refund the Premium Payment immediately; however, if you paid the initial premium by check, we can delay that refund payment until your check has cleared.

We no longer accept new applications for this policy. The currently available methods of payment are direct payments to NYLIAC or any other method agreed to by us. For policies with the IB Rider, the minimum additional Premium Payment is $500. The maximum aggregate Premium Payment we accept is less than $1,000,000 without prior approval. NYLIAC reserves the right to limit the dollar amount of the Premium Payment. You must allocate a minimum of $5,000 to the DCA Advantage Account.

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Acceptance of applications is subject to NYLIAC’s rules. We reserve the right to reject any application or Premium Payment. Generally, only one policyowner is named. If we issue a jointly owned Policy, ownership rights and privileges under the Policy must be exercised jointly and benefits under the Policy will be paid upon the death of any joint owner. Joint owners must be spouses. Acceptance of Premium Payment(s) is subject to our Suitability Standards.

For policies that include the GFIB Rider:

To purchase a Policy, you must complete an application. The application is sent by your registered representative to NYLIAC’s Cleveland or Dallas Service Center with your Premium Payment. (A portion of the Premium Payment received in connection with 1035 exchanges and rollovers must be sent to either the Cleveland or Dallas Service Center, or one of the addresses noted in Question 14 of this Prospectus.) Any portion of the Premium Payment received after the Policy Date will only be accepted if such portion is stated on your application and comes from another source such as a Section 1035 exchange, rollover or transfer from another institution. If the application is in Good Order, we credit the Premium Payment to the Allocation Options you have selected within two Business Days after receipt at the Cleveland or Dallas Service Center. (Or, in the case of a portion of your Premium Payment received in connection with 1035 exchanges, and rollovers at the Cleveland or Dallas Service Centers or at one of the addresses noted in Question 14 of this Prospectus.) If we cannot credit the Premium Payment within five Business Days after we receive it because the application is incomplete or inaccurate, we will contact you and explain the reason for the delay. Unless you consent to NYLIAC’s retaining the Premium Payment and crediting it as soon as the necessary requirements are fulfilled, we will refund the Premium Payment immediately; however, if you paid the initial premium by check, we can delay that refund payment until your check has cleared.

Acceptance of applications is subject to NYLIAC’s rules. We reserve the right to reject any application or Premium Payment. Generally, only one policyowner is named. If we issue a jointly owned Policy, ownership rights and privileges under the Policy must be exercised jointly and benefits under the Policy will be paid upon the death of any joint owner. Joint owners must be spouses. Acceptance of Premium Payment(s) is subject to our Suitability Standards.

You may allocate your Premium Payment in up to 18 of the Investment Divisions, an Asset Allocation Model, as well as the DCA Advantage Account. There are allocation restrictions for policies that include the GFIB Rider (see “THE POLICIES—Riders—Guaranteed Future Income Benefit Rider (optional)”). If in Good Order, we will credit any portion of your Premium Payment(s) received after the Policy Date to the Policy at the close of the Business Day on which it is received by NYLIAC. Moreover, you may increase or decrease the percentages of the Premium Payment(s) (which must be in whole number percentages) allocated to each Allocation Option or the DCA Advantage Account at the time a Premium Payment(s) is made.

Tax-Free Section 1035 Exchanges

Subject to certain restrictions, you can make a tax-free exchange under Section 1035 of the Code of all or a portion of one annuity policy, or all of a life insurance policy for an annuity policy. Section 1035 also provides that an annuity policy may be exchanged in a tax-free transaction for a long-term care insurance policy. Before making an exchange, you should compare both policies carefully. Remember that if you exchange a life insurance policy or annuity policy for the policy described in this Prospectus:

•	you might have to pay a withdrawal charge on your previous policy,

•	there will be a new withdrawal charge period for this Policy,

•	other charges under this Policy may be higher (or lower),

•	the benefits may be different,

•	you will no longer have access to any benefits from your previous policy (or the benefits may be different), and

•	access to your cash value following a partial exchange may be subject to tax-related limitations.

If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax, including a 10 percent federal penalty tax, on the exchange. You should not exchange an existing life insurance policy or another annuity policy for this Policy unless you determine that the exchange is in your best interest. New York Life may accept electronically transmitted instructions from your Registered Representative or from another insurance carrier for the purpose of effecting a 1035 exchange. If you contemplate such an exchange, you should consult a tax advisor to discuss the potential tax effects of such a transaction.

Payments Returned for Insufficient Funds

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If your Premium Payment is returned for insufficient funds, we reserve the right to reverse your allocation(s) and charge you a $20 fee for the returned payment. In addition, the Fund may also redeem shares to cover any losses it incurs as result of a returned payment.

Your Right to Cancel (“Free Look”)

The policies are no longer available for new sales. When you purchased your policy, you had the right to cancel the policy within 10 days of delivery of the Policy or such longer period as required under state law. To cancel your Policy, you needed to return it to VPSC at one of the addresses listed in Question 14 of this Prospectus or to the registered representative through whom you purchased it, with a written request for cancellation. Except where you were entitled by law to receive the Premium Payment less any prior partial withdrawals, we would have promptly returned the Accumulation Value calculated as of the Business Day that either the registered representative through whom you purchased the Policy or VPSC received the policy along with a written request for cancellation in Good Order, but without any deduction for premium taxes or a surrender charge. We set forth the Free Look provision in your Policy.

If you are entitled to receive the total of premium payments less any prior withdrawals, but your Accumulation Value is higher than that amount as of the date your written request for cancellation is received in Good Order, we will return the Accumulation Value, calculated as set forth above and subject to the deductions noted above.

Issue Ages

To purchase a Non-Qualified Policy you must be between the ages of 18 and 75 (oldest Owner, if the policy is jointly owned). If the Owner of the policy is not a natural person, the Annuitant must not be older than age 75 (oldest Annuitant, if the policy has joint annuitants). For Non-Qualified and Roth IRA policies, we will accept additional Premium Payments for policies with the IB Rider only; for such policies, we will accept additional Premium Payments until 12 months after you reach age 75.

For IRA, and Roth IRA plans, you must also be the Annuitant. We can issue Qualified Policies if you are between the ages of 18 and 68 1/2 (on the April 1 after you turn 68 1/2) (18-75 for Roth IRAs). For IRA policies, we will accept additional Premium Payments for policies with the IB Rider only; for such policies, we will accept additional Premium Payments until 12 months after you reach age 68 1/2 (75 for Roth IRAs).

Transfers

You may transfer amounts between Investment Divisions of the Separate Account (including Investment Divisions used with the Asset Allocation Models) any time prior to 30 days before the Variable Account Annuity Commencement Date. You may not make transfers into the DCA Advantage Account. Transfers made from the DCA Advantage Account to the Investment Divisions are subject to different limitations (See “THE DCA ADVANTAGE ACCOUNT.”) Except in connection with transfers made pursuant to Automatic Asset Reallocation and the DCA Advantage Account, the minimum amount that you may transfer between Investment Divisions is $500. Except for Automatic Asset Reallocation and the DCA Advantage Account, if the value of the remaining Accumulation Units in an Investment Division would be less than $25 after you make a transfer, we will transfer the entire value unless NYLIAC in its discretion determines otherwise. The amount(s) transferred to other Investment Divisions must be a minimum of $25 for each Investment Division.

Currently, we do not charge for transfers under the policy. However, we reserve the right to charge for each transfer after the first 12 in a given Policy Year, subject to any applicable state insurance law requirements. Any transfer into or out of an Asset Allocation Model counts as one transfer. Any transfer made in connection with Automatic Asset Reallocation and the DCA Advantage Account will not count as a transfer toward the twelve transfer limit. In addition, transfers made in connection with Automatic or Discretionary Income Benefit Purchases (see “THE POLICIES—Riders—Guaranteed Future Income Benefit Rider (optional)” and “Income Benefit Rider”) will not count towards the twelve transfer limit. Transfers from the Investment Divisions to an Asset Allocation Model (and vice versa), as well as transfers from one Asset Allocation model to another are counted as one transfer.

You can request a transfer by any of the three methods listed below. Transfer requests are subject to limitations and must be made in accordance with our established procedures. (See “Online Service at www.newyorklife.com.”)

•	submit your request in writing on a form we approve to VPSC at one of the addresses listed in Question 15 of this prospectus (or any other address we indicate to you in writing);

•	speak to a Customer Service Representative at 800-598-2019 on Business Days between the hours of 9:00 a.m. and 6:00 p.m. (Eastern Time); or

•	make your request through www.newyorklife.com.

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We do not currently accept faxed or e-mailed transfer requests, however, we reserve the right to accept them at our discretion. NYLIAC is not liable for any loss, cost or expense for action based on telephone or electronic instructions which are believed to be genuine in accordance with these procedures. Transfer requests received after the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time or received on a non-Business Day, will be priced as of the next Business Day.

For policies with the GFIB Rider, individual transfers between Investment Divisions are not allowed. In order to effect an individual transfer between Investment Divisions (or allocation changes that involve an Asset Allocation Model), you will have to submit an updated Premium Payment allocation form that conforms to the Investment Division restrictions noted in this Prospectus to VPSC at one of the addresses listed in Question 14 of this Prospectus.

Limits on Transfers

Procedures Designed to Limit Potentially Harmful Transfers—This policy is not intended as a vehicle for market timing. Accordingly, your ability to make transfers under the policy is subject to limitation if we determine, in our sole opinion, that the exercise of that privilege may disadvantage or potentially hurt the rights or interests of other policyowners.

Any modification of the transfer privilege could be applied to transfers to or from some or all of the Investment Divisions. If not expressly prohibited by the policy, we may, for example:

•	reject a transfer request from you or from any person acting on your behalf

•	restrict the method of making a transfer

•	charge you for any redemption fee imposed by an underlying fund

•	limit the dollar amount, frequency, or number of transfers.

Currently, if you or someone acting on your behalf requests by telephone and/or electronically transfers into or out of one or more Investment Divisions or an Asset Allocation Model on three or more days within any 60-day period, we will send you a letter notifying you that the transfer limitation has been exceeded. If we receive an additional transfer request that would result in transfers into or out of one or more Investment Divisions or an Asset Allocation Model on three or more days within any 60-day period, we will process the transfer request. Thereafter, we will immediately suspend your ability to make transfers electronically and by telephone, regardless of whether you have received the warning letter. All subsequent transfer requests for your policy must then be made in writing through the U.S. mail or an overnight courier and received by VPSC at one of the addresses listed in Question 15 of this Prospectus. We will provide you with written notice when we take this action.

We currently do not include the following transfers in these limitations, although we reserve the right to include them in the future: the first transfer out of the MainStay VP U.S. Government Money Market Investment Division within six months of the issuance of a policy and transfers made pursuant to the Dollar Cost Averaging and Automatic Asset Reallocation options. In addition, we will not include transfers made in connection with Automatic or Discretionary Income Benefit Purchases (see “THE POLICIES—Riders—Guaranteed Future Income Benefit Rider (optional)” and “Income Benefit Rider” in these limitations.

We may change these limitations or restrictions or add new ones at any time without prior notice; your policy will be subject to these changes regardless of the issue date of your policy. All transfers are subject to the limits set forth in this Prospectus in effect on the date of the transfer request, regardless of when your policy was issued. Note, also, that any applicable transfer rules, either as indicated above or that we may utilize in the future, will be applied even if we cannot identify any specific harmful effect from any particular transfer.

We apply our limits on transfers procedures to all owners of this policy without exception.

Orders for the purchase of Fund portfolio shares are subject to acceptance by the relevant Fund. We will reject or reverse, without prior notice, any transfer request into an Investment Division if the purchase of shares in the corresponding Fund portfolio is not accepted by the Fund for any reason. For transfers into multiple Investment Divisions and/or an Asset Allocation Model, the entire transfer request will be rejected or reversed if any part of it is not accepted by any one of the Funds. We will provide you with written notice of any transfer request we reject or reverse. You should read the Fund prospectuses for more details regarding their ability to refuse or restrict purchases or redemptions of their shares. In addition, a Fund may require us to share specific policyowner transactional data with them, such as taxpayer identification numbers and transfer information.

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Risks Associated with Potentially Harmful Fund Transfers—our procedures are designed to limit potentially harmful fund transfers. However, we cannot guarantee that our procedures will be effective in detecting and preventing all transfer activity that could disadvantage or potentially hurt the rights or interests of other policyowners. The risks described below apply to policyowners and other persons having material rights under the policies.

•

We do not currently impose redemption fees on transfers or expressly limit the number or size of transfers in a given period. Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than our procedures in deterring or preventing potentially harmful transfer activity.

•	Our ability to detect and deter potentially harmful transfer activity may be limited by policy provisions.

•

(1) The underlying fund portfolios may have adopted their own policies and procedures with respect to trading of their respective shares. The prospectuses for the underlying fund portfolios, in effect at the time of any trade, describe any such policies and procedures. The trading policies and procedures of an underlying fund portfolio may vary from ours and be more or less effective at preventing harm. Accordingly, the sole protection you may have against potentially harmful frequent transfers is the protection provided by the procedures described herein.

•

(2) The purchase and redemption orders received by the underlying fund portfolios reflect the aggregation and netting of multiple orders from owners of this Policy and other variable policies issued by us. The nature of these combined orders may limit the underlying fund portfolios’ ability to apply their respective trading policies and procedures. In addition, if an underlying fund portfolio believes that a combined order we submit may reflect one or more transfer requests from owners engaged in potentially harmful transfer activity, the underlying fund portfolio may reject the entire order and thereby prevent us from implementing any transfers that day. We do not generally expect this to happen. Alternatively, Funds may request information on individual policyowner transactions and may impose restrictions on individual policyowner transfer activity.

•

Other insurance companies that invest in the Fund portfolios underlying this policy, may have adopted their own policies and procedures to detect and prevent potentially harmful transfer activity. The policies and procedures of other insurance companies may vary from ours and be more or less effective at preventing harm. If their policies and procedures fail to successfully discourage potentially harmful transfer activity, there could be a negative effect on the owners of all of the variable policies, including ours, whose Investment Divisions correspond to the affected underlying fund portfolios.

•	Potentially harmful transfer activity could result in reduced performance results for one or more

•	Investment Divisions, due to among other things:

(1)	an adverse effect on portfolio management, such as:

a)	impeding a portfolio manager’s ability to sustain an investment objective;

b)	causing the underlying fund portfolio to maintain a higher level of cash than would otherwise be the case; or

c)	causing an underlying fund portfolio to liquidate investments prematurely (or at an otherwise inopportune time) in order to pay withdrawals or transfers out of the underlying fund portfolio.

(2)	increased administrative and Fund brokerage expenses.

(3)

dilution of the interests of long-term investors in an Investment Division if purchases or redemptions into or out of an underlying fund portfolio are made when, and if, the underlying fund portfolio’s investments do not reflect an accurate value (sometimes referred to as “time-zone arbitrage” and “liquidity arbitrage”).

Speculative Investing

Do not purchase this Policy if you plan to use it, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investments scheme. Your Policy may not be traded on any stock exchange or secondary market. By purchasing this Policy, you represent and warrant that you are not using this Policy, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme.

Online Service at www.newyorklife.com

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The online service at www.newyorklife.com enables you to sign-up to receive future prospectuses and policyowner annual and semi-annual reports electronically for your policy online at www.newyorklife.com. Electronic delivery is not available for policies that are owned by corporations, trusts or organizations at this time.

Through www.newyorklife.com you can get up-to-date information about your policy and request fund transfers, allocation changes and partial withdrawals. Policies that are jointly owned may not request transactions through www.newyorklife.com. We may revoke online service for certain policyowners (see “THE POLICIES-Limits on Transfers”).

In order to obtain policy information online at www.newyorklife.com, you are required to register for access. You will be required to register a unique User Name and Password to gain access. On www.newyorklife.com you can, among other things, access policy values, change your address, download service forms, view policy statements, and submit policy transactions.

We will use reasonable procedures to make sure that the instructions we receive through www.newyorklife.com are genuine. We are not responsible for any loss, cost, or expense for any actions we take based on instructions received online at www.newyorklife.com that we believe are genuine. We will confirm all transactions in writing.

Financial requests received after 4:00 p.m. (Eastern Time) or on non Business Days will be processed as of the next Business Day.

Currently, online service at www.newyorklife.com is open Monday through Friday, from 6 a.m. until 4 a.m., Saturday, from 6 a.m. until 2 a.m. and Sunday from 7 a.m. until 1 a.m. (Eastern Time).

After login at www.newyorklife.com, you can:

•	e-mail your registered representative or VPSC;

•	obtain current Policy values;

•	make transfers between Investment Divisions or Asset Allocation Models;

•	change the Investment Division allocations;

•	reset your password;

•	change your address;

•	download service forms;

•	view and download policy statements;

•	modify an existing Automatic Asset Reallocation arrangement;

•	change your phone number or e-mail address;

•	view and update beneficiary information;

•	update your Investor Profile; and

•	enroll in eDelivery of select policy materials.

We make the online service at www.newyorklife.com available at our discretion. In addition, availability of online service may temporarily be interrupted at certain times. We do not assume responsibility for any loss while online service at www.newyorklife.com is unavailable. If you are experiencing problems, you can send service requests to us at one of the addresses listed in Question 14 of this Prospectus.

Information System Failures and Cybersecurity Risks

We rely on technology, including digital communications and data storage networks and systems, to conduct our variable product business activities. Because our business, including our variable product business, is highly dependent upon the effective operation of our computer systems (including online service at www.newyorklife.com, and other systems) and those of our service providers and business partners, our business is vulnerable to disruptions from utility outages and susceptible to operational and information security risks resulting from information system failures and cyber-attacks. These risks also apply to other insurance and financial services companies and businesses. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption, and unauthorized use, abuse and/or release of confidential customer information. We have established administrative and technical controls and cybersecurity plans,

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including a business continuity plan, to identify and protect our operations against system failures and cybersecurity breaches. Despite these controls and plans, systems failures and cyber-attacks affecting New York Life Insurance Company and any of its affiliates and other affiliated or unaffiliated third-party administrators, underlying funds, intermediaries and other service providers and business partners may have a material, negative impact on us and your policy Accumulation Value. For instance, system failures and cyber-attacks may (i) interfere with our processing of policy transactions (including surrenders, withdrawals, loans and transfers) and the processing of orders from www.newyorklife.com, or with the underlying funds or cause other operations issues; (ii) impact our ability to calculate Accumulation Unit Values and your policy’s Accumulation Values; (iii) cause the release, loss and/or possible destruction of confidential customer and/or business information; (iv) subject us and/or our service providers, business partners and intermediaries to regulatory fines, litigation and financial losses and/or cause us reputational damage. System failures and cybersecurity breaches may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your policy to lose value. There can be no assurance that we, or the underlying funds or our service providers and business partners, will be able to avoid these risks at all times or avoid losses affecting your policy due to information systems failures or cyber-attacks.

Third Party and Registered Representative Actions

You may authorize a third party to have access to your policy information and to make transfers among Investment Divisions, allocation changes and other permitted transactions by telephone. To do so, you must send VPSC a Telephone Authorization Form in Good Order to one of the addresses noted in Question 14 of this Prospectus. The Customer Service representative will require certain identifying information (such as Social Security number, address of record, date of birth) before taking any requests or providing any information to ensure that the individual giving instructions is authorized. See “The Policies— Transfers” for information on how to transfer assets between Investment Divisions.

You may authorize us to accept electronic instructions from a registered representative or a registered service assistant assigned to your policy in order to make premium allocations, transfers among investment options, Automatic Asset Reallocation (AAR) updates (if applicable) and changes to your investment objective and/or risk tolerance. Your (AAR may be cancelled if a premium allocation change or fund transfer is submitted on your behalf and the AAR is not also modified at that time to be consistent with your fund transfer and premium allocation changes). You may also authorize us to accept telephone instructions from a registered representative to make transfers among investment options. To authorize the registered representative(s) or registered service assistants assigned to your Policy to make premium allocations, electronic transfer or telephone transfers, you must send a completed Variable Product Electronic and Telephone Trading Authorization Form to VPSC at one of the addresses listed in Question 14 of this Prospectus. In the future, we may permit you to make partial withdrawals online. If we do, you must provide a separate authorization to us in order for your registered representative or the service assistant assigned to your policy to be able to make these transactions on your behalf. This authorization would only cover online partial withdrawals within our established online dollar amount limits for partial withdrawals. We may revoke Trading Authorization privileges for certain policyowners (See “THE POLICIES—Limits on Transfers”). Trading Authorization may be elected, changed or canceled at any time. We will confirm all transactions in writing. Not all transactions are available on the Internet.

NYLIAC is not liable for any loss, cost or expense for action on instructions which are believed to be genuine in accordance with the procedures. As these parties act on your behalf, you are responsible for and bear the consequences of their instructions and other actions, including any limits on transfers.

We may choose to accept forms you have completed that your Registered Representative or your local General Office transmits to us electronically via our internal secured network. We will accept electronically-transmitted service forms only. For information on how to initiate a transfer between Investment Divisions, or request a withdrawal, please refer to “THE POLICIES — Transfers” or “DISTRIBUTIONS UNDER THE POLICY — Partial Withdrawals”. We do not currently accept faxed or e-mailed requests for transactions affecting your investments under the policy, but reserve the right to accept them at our discretion.

If you purchase the GFIB Rider, there will be limitations on the ability of your registered representative to effect certain of the transactions described in these sections.

The DCA Advantage Account

This option, which is available at no additional cost, permits you to set up automatic dollar cost averaging using the DCA Advantage Account when you make a Premium Payment. (Note that policies with the GFIB Rider are single premium policies, which means you make only one Premium Payment.) The DCA Advantage Account transfers amounts automatically to the Investment Divisions you choose in six monthly increments, as described below, and pays you

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interest on amounts remaining in the account. You can request the DCA Advantage Account in addition to the Automatic Asset Reallocation option. In order to obtain the DCA Advantage Account you must send a completed DCA Advantage Account request form to VPSC at one of the addresses listed in Question 14 of this Prospectus.

You must allocate a minimum of $5,000 to the DCA Advantage Account. If you send less than the $5,000 minimum to be allocated to the DCA Advantage Account, the payment will be automatically applied to the Investment Divisions that you have specified to receive transfers from the DCA Advantage Account. You must specify the Investment Divisions or Asset Allocation Model into which transfers from the DCA Advantage Account are to be made. For policies with the GFIB Rider, you may not make transfers from the DCA Advantage Account into the Investment Divisions. We do not count transfers out of the DCA Advantage Account as part of your 12 free transfers each Policy Year. You may not select the DCA Advantage Account if its duration would extend beyond the Annuity Commencement Date. Dollar cost averaging will begin one month from the date NYLIAC receives the Premium Payment and transfers will be made on the same day (on the next Business Day if the day is not a Business Day) each subsequent month for the duration of the DCA Advantage Account. If a transfer is scheduled to occur on a day that does not exist in a month, it will be processed on the last day of that month or on the next Business Day if the last day of that month is not a Business Day. The amount of each transfer will be calculated at the time of the transfer based on the number of remaining monthly transfers and the remaining value in the DCA Advantage Account. For example, the amount of the first monthly transfer out of the DCA Advantage Account will equal 1/6 of the value of the DCA Advantage Account on the date of the transfer. The amount of each of the five remaining transfers will equal 1/5, 1/4, 1/3, 1/2 and the remainder of the balance, respectively, of the value of the DCA Advantage Account on the date of each transfer.

You may not have more than one DCA Advantage Account open at the same time. Accordingly, any portion of your Premium Payment(s) we receive for a DCA Advantage Account that is already open will be allocated to that same DCA Advantage Account. The entire value of the DCA Advantage Account will be completely transferred to the Investment Divisions or Asset Allocation Model within the duration specified. For example, if you agree to allocate a portion of your Premium Payment(s) to the DCA Advantage Account under which the 6-month term will end on December 31, 2019 and we receive the remainder of the portion of the Premium Payment(s) that you decided to allocate to the 6-month DCA Advantage Account before December 31, 2019, we will allocate such portion of the Premium Payment(s) to the same 6-month DCA Advantage Account already opened and transfer the entire value of the 6-month DCA Advantage Account to the Investment Divisions or Asset Allocation Model by December 31, 2019 even though a portion of the money was not in that DCA Advantage Account for the entire 6-month period.

You can make partial withdrawals and transfers (in addition to the automatic transfers described above) from the DCA Advantage Account. We will make partial withdrawals and transfers first from the DCA Advantage Account Accumulation Value attributed to the initial Premium Payment (Premium Payment for policies with GFIB Rider) and then from the DCA Advantage Account Accumulation Value attributed to subsequent allocations in the order received.

Please note that the DCA Advantage Account cannot be used with any portion of the Funded Income Benefit. Automatic Income Benefit Purchases will not include any amounts contained in the DCA Advantage Account. Funds transferred from the DCA Advantage Account to the Investment Divisions or the Asset Allocation Model you choose may be included in any Automatic Income Benefit Purchases made in connection with the GFIB Rider, or Discretionary Income Benefit Purchases made for the IB Rider. However, amounts held in the DCA Advantage Account will be included when we determine the amount of an Automatic Income Benefit Purchase. In addition, if you select the GFIB Rider or an Asset Allocation model, your DCA Advantage Account transfer allocations must match your initial Premium Payment allocations or any subsequent reallocations. You may not make DCA Advantage Account transfers that are not in compliance with the Investment Division restrictions associated with the GFIB Rider outlined in this Prospectus. Please see “THE POLICIES—Riders- Guaranteed Future Income Benefit Rider (optional)” for more information.

You cannot make transfers into the DCA Advantage Account from any Allocation Option.

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Automatic Asset Reallocation

This option, which is available at no additional cost, allows you to maintain the percentage allocated to each Investment Division at a pre-set level. For example, you might specify that 50% of the Variable Accumulation Value of your policy be allocated to the MainStay VP MacKay Convertible Investment Division and 50% of the Variable Accumulation Value be allocated to the MainStay VP MacKay International Equity Investment Division. Over time, the fluctuations in each of these Investment Division’s investment results will shift the percentages. If you elect this Automatic Asset Reallocation option, NYLIAC will automatically transfer your Variable Accumulation Value back to the percentages you specify. You may also utilize the Automatic Asset Reallocation Option if your Variable Accumulation Value is allocated to an Asset Allocation Model. You may choose to have reallocations made on your quarterly, semi-annual or annual policy anniversary. To request Automatic Asset Reallocation, you must send a completed Automatic Asset Reallocation request form to VPSC at one of the addresses listed in Question 14 of this Prospectus or by any other method we make available. VPSC must receive the completed Automatic Asset Reallocation request form at least five Business days before the date transfers are scheduled to begin. If we receive your completed Automatic Asset Reallocation request form for this option less than five Business Days prior to the date you request it to begin, the reallocation will begin on the next rebalancing date based on the rebalancing frequency you selected. Faxed and e-mailed requests are not currently accepted; however, we reserve the right to accept them at our discretion. You may modify an existing Automatic Asset Reallocation Option by contacting us by phone at the number provided in Question 15 of this Prospectus. The minimum Accumulation Value required to elect this option is $2,500. We will suspend this feature automatically if the Variable Accumulation Value is less than $2,500 on a reallocation date. Once the Variable Accumulation Value equals or exceeds this amount, Automatic Asset Reallocation will resume automatically as scheduled. There is no minimum amount that you must allocate among the Investment Divisions under this option. Your Automatic Asset Reallocation may be cancelled if a premium allocation change or transfer is submitted on your behalf that is inconsistent with your current Automatic Asset Reallocation arrangements. You may prevent this cancellation if a conforming Automatic Asset Reallocation change is processed within one Business Day of the inconsistent premium allocation change or transfer.

You can cancel the Automatic Asset Reallocation option at any time. To cancel the Automatic Asset Reallocation Option, you may send a written cancellation request in Good Order to VPSC at one of the addresses listed in Question 14 of this Prospectus or contact us by phone or internet as described in Question 15 of this Prospectus. Automatic Asset Reallocation is not available with policies that include the GFIB Rider until the GFIB Rider is fully funded.

Accumulation Period

(a) Crediting of Premium Payments

You can allocate a portion of your Premium Payment to one or more Investment Divisions or one Asset Allocation Model, and to the DCA Advantage Account. The minimum amount that you may allocate to any one Investment Division is $25. The minimum that you can allocate to an Asset Allocation Model is $25 per Investment Division. You may also allocate all or a portion of each Premium Payment to the DCA Advantage Account. If you elect to allocate your Premium Payment to an Asset Allocation Model, you must allocate all of your Premium Payment to such model. The minimum amount that you may allocate to the DCA Advantage Account is $5,000. (See “THE DCA ADVANTAGE ACCOUNT.”) We will allocate other portions of your Premium Payment(s) to the Allocation Options and/or the DCA Advantage Account at the close of the Business Day on which they are received by NYLIAC.

We will credit that portion of your Premium Payment(s) you allocate to an Investment Division or Asset Allocation Model in the form of Accumulation Units. We determine the number of Accumulation Units we credit to a policy by dividing the amount allocated to each Investment Division by the Accumulation Unit value for that Investment Division as of the close of Business Day we are making this calculation. The value of an Accumulation Unit will vary depending on the investment experience of the Portfolio in which the Investment Division invests. The number of Accumulation Units we credit to a Policy will not, however, change as a result of any fluctuations in the value of an Accumulation Unit.

(b) Valuation of Accumulation Units

The value of Accumulation Units in each Investment Division will change daily to reflect the investment experience of the corresponding Portfolio as well as the daily deduction of the Separate Account charges. The Statement of Additional Information contains a detailed description of how we value the Accumulation Units.

Riders

At no additional charge, we include an Income Benefit Rider with all policies. The Income Benefit Rider allows you to purchase deferred fixed income payments through deductions from the policy’s Variable Accumulation Value.

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We also offer the Guaranteed Future Income Benefit Rider, which is available for an additional cost. The riders are only available in those states where they have been approved. See below for descriptions of each rider. Please consult with your registered representative regarding the availability of these riders in your jurisdiction. Please note that benefits under the riders are payable from NYLIAC’s general account and are subject to the claims paying ability of NYLIAC.

(a) Income Benefit Rider (“IB Rider”)

The IB Rider is included with the policy in jurisdictions where approved. The IB Rider allows you to purchase deferred fixed income at your own pace, through Discretionary Income Benefit Purchases. Each Discretionary Income Benefit Purchase that you make will buy Income Benefit Payments payable starting on the Income Benefit Payment Commencement Date.

Discretionary Income Benefit Purchases can be made at any time after the first policy quarter and twenty (20) Business Days before the Income Benefit Payment Commencement Date. If no Discretionary Income Benefit Purchases are made by you before the Income Benefit Payment Commencement Date, no Income Benefit Payment amounts will be paid to you. The minimum Discretionary Income Benefit Purchase amount is $500, and you can make no more than twelve (12) Discretionary Income Benefit Purchases in any Policy Year.

Discretionary Income Benefit Purchases are made through deductions taken from your policy’s Variable Accumulation Value. In order to make a Discretionary Income Benefit Purchase, you may send us a request in writing to one of the addresses provided in Question 14 of this Prospectus, or make a request through the online service. We will process your request for a Discretionary Income Benefit Purchase at the close of the Business Day on which it is received by NYLIAC.

Within ten (10) days after you receive written confirmation of a Discretionary Income Benefit Purchase which includes the Income Benefit Payment amount that has been funded with such purchase, you may cancel it by sending a written notice to us at one of the addresses provided in Question 14 of this Prospectus, within the ten (10) day right to return period described above. If you do not cancel the Discretionary Income Benefit Purchase, it is deemed final and will be used to provide the Income Benefit Payment amount noted in the confirmation. Once final, the amount of the Discretionary Income Benefit Purchase cannot be returned to the Investment Divisions and cannot be withdrawn or surrendered. Any Variable Accumulation Value used for a Discretionary Income Benefit Purchase can only be accessed through the future receipt of Income Benefit Payments starting on the Income Benefit Payment Commencement Date. Accordingly, before making a Discretionary Income Benefit Purchase, you should consider your liquidity needs. Variable Accumulation Value used to make Discretionary Income Benefit Purchases is no longer invested in the Investment Divisions, and will not earn any interest.

The Income Benefit Payment amount that results from a Discretionary Income Benefit Purchase is based on, among other things, the Income Benefit Purchase Rates in effect when you make a Discretionary Income Benefit Purchase, the age of the Annuitant, and the Discretionary Income Benefit Purchase amount. The guaranteed lifetime income amount from the IB Rider could be higher or lower than the amount you might receive if you purchased a similar product that offered by us or by another company.

If you choose to make multiple Discretionary Income Benefit Purchases, the amount of your future Income Benefit Payments will be greater after each purchase. We will send you a written confirmation of the change in the Income Benefit Payment amount. Please refer to the Policy Data Page for additional information regarding how the Income Benefit Purchase Rate and the resulting Income Benefit Payment amount are determined. Appendix A provides an example that shows how the Income Benefit Payment amount would increase through multiple Discretionary Income Benefit Purchases.

You can also make Discretionary Income Benefit Purchases on a recurring basis by setting up Systematic Discretionary Income Benefit Purchases. VPSC must receive the completed Discretionary Income Benefit Purchase Form at least 5 business days before the date transfers are scheduled to begin. If your completed request form is received 5 business days prior to the date you request it to begin, the transaction will begin on the day of the month you specify in the month following the receipt of your request, or if that day is not a business day, on the next business day. Appendix A provides an example that shows how Systematic Discretionary Income Benefit Purchases can be used to create an Income Benefit Payment amount.

Once a portion of your Variable Accumulation Value is used to make Discretionary Income Benefit Purchases that will fund your Income Benefit Payments, it is no longer available to you on a full or partial surrender of your Policy, or upon a full or partial annuitization, unless the Discretionary Income Benefit Purchase is reversed during the right to return period noted above. Full or partial surrenders or annuitizations of your Policy will not impact Income Benefit Payment amounts that have already been funded. Please note, however, that upon a surrender of the Policy, any Income Benefit Payment

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amounts will not be paid until the Income Benefit Payment Commencement Date, unless you decide to change the Income Benefit Payment Commencement Date.

You may either accelerate or defer the Income Benefit Payment Commencement Date that is shown on the Policy Data Page. The earliest Income Benefit Payment Commencement Date is thirteen (13) months from the Policy Date, and the latest date is five (5) years after the Income Benefit Payment Commencement Date shown on the Policy Data Page, or the year in which the Annuitant (oldest joint Annuitant, if applicable) is age 85 (age 70 1/2 for IRAs), if earlier. Also note that with Traditional IRA policies, the Income Benefit Payment Commencement Date cannot be deferred later than April 1 of the year following the Owner attaining age 70 1/2. An acceleration of the Income Benefit Payment Commencement Date would likely result in a lower Income Benefit Payment amount, and deferring the date would likely result in a higher payment. However, if you defer the date, you increase the chance of dying before payments begin, or you could receive fewer payments before you die. If you choose to change the Income Benefit Payment Commencement Date, the interest rate that is used to recalculate your Income Benefit Payments will be determined according to a formula that appears on your Policy Data Page. The formula includes a factor that will increase the interest rate used to recalculate the Income Benefit Payments for accelerations, and decrease the interest rate used to recalculate Income Benefit Payments for deferrals. Please refer to the Policy Data Page for additional information regarding how an acceleration or deferral of the Income Benefit Payment Commencement Date will impact your Income Benefit Payment amount. Appendix A includes examples that show how an acceleration or deferral of the Income Benefit Payment Commencement Date would lower or increase your Income Benefit Payments. Please note that if your policy was issued in the State of Connecticut, you cannot defer or accelerate the Income Benefit Payment Commencement Date.

In order to change the Income Benefit Payment Commencement Date, you must send VPSC a request in writing, to one of the addresses listed in Question 14 of this Prospectus (see “DISTRIBUTIONS UNDER THE POLICY—GFIB Payment Commencement Date and Income Benefit Payment Commencement Date”).

The IB Rider also changes the Policy’s death benefit. If you die before the Variable Account Annuity Commencement Date and before the Income Benefit Payment Commencement Date, the Policy will end and we will pay the Beneficiary an amount equal to the greater of (i) the Total Contract Amount or (ii) the Adjusted Death Benefit Premium Payments (as modified by the IB Rider). In most cases, as the Variable Account Annuity Commencement Date and the Income Payment Commencement Date will be different; the Variable Account Annuity Commencement Date is typically later than the Income Payment Commencement Date. In addition, if your spouse is the sole primary Beneficiary, he/she may continue the Policy as the new Owner and Annuitant if certain conditions are met. In this event, if Discretionary Income Benefit Purchases have been made, we will return such purchases to the Policy’s Variable Accumulation Value pro-rata based on the Investment Division allocations in effect as of the date of death and no Income Benefit Payments will be made. Your spouse will have the ability to make Discretionary Income Benefit Purchases if no such purchases were made prior to your death. Please refer to your Policy for additional information regarding death benefit proceeds. In addition, once Income Benefit Payments begin, the death benefit payable upon your death may be less than your Premium Payment(s).

If the Annuitant is living on the Income Benefit Payment Commencement Date, we will make Income Benefit Payments under the option shown on the Policy Data Page to the designated Payee. For Non-Qualified Policies only, you also have the option to receive any eight (8) consecutive Income Benefit Payments in a lump sum. This option can be exercised only three (3) times over the life of the Policy.

NYL Income Plus with IB Rider is a flexible premium deferred variable annuity. Each Premium Payment begins a new surrender charge period for that payment. In addition, there are no Investment Division restrictions for policies that include only the IB Rider. Please refer to your Policy and the Policy Data Page for additional information regarding payment options and other details concerning the IB Rider.

(b) Guaranteed Future Income Benefit Rider (“GFIB Rider”) (optional)

The GFIB Rider was available only in jurisdictions where approved. You can only purchase the GFIB Rider at the time of application. The GFIB Rider provides deferred fixed income payments that we guarantee for the life of the Annuitant, that begin on the GFIB Payment Commencement Date. We call these GFIB Payments. The amount of GFIB Payments stated on the Policy Data Page is fixed and will not change unless you take withdrawals, or surrender or annuitize your Policy, in which case the GFIB Payments will be lower. GFIB Payments are based on, among other things, the amount of your Premium Payment, the amount of any withdrawals from the policy, GFIB rates at the time of application, the age of the Annuitant, and overall market conditions. If you purchase the GFIB Rider, income payments (not including Variable Account Annuity Income Payments) will be provided only by this rider—no income payments will be provided by the IB Rider. All benefits under the GFIB Rider are payable from NYLIAC’s general account and are subject to the claims paying ability of NYLIAC.

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The GFIB Rider converts the Policy into a modified single premium deferred variable annuity where the surrender charge period is based on the Policy Date.

The Funded Income Benefit is that portion of the GFIB Payments that have been funded through Automatic Income Benefit Purchases and Discretionary Income Benefit Purchases (as described below), if any. At any point, the Funded Income Benefit is the cumulative amount of Automatic Income Benefit Purchases and Discretionary Income Benefit Purchases that have been made. The Unfunded Income Benefit, at any point, represents the portion of the GFIB Payments that have not been funded. NYLIAC will make the GFIB Payments even if there is an Unfunded Income Benefit amount on the GFIB Payment Commencement Date. Please refer to the Policy and the Policy Data Page for additional information regarding the GFIB Rider.

Automatic Income Benefit Purchases are made through deductions taken from the Policy’s Variable Accumulation Value each policy quarter according to the Automatic Income Benefit Purchase Formula. We will notify you in writing each time an Automatic Income Benefit Purchase is made, which will include the amount of the Funded Income Benefit that has been purchased.

The Automatic Income Benefit Purchase Formula is a non-discretionary mathematical formula included in the Policy and the Statement of Additional Information that, among other things, compares the current investment performance of the Investment Divisions and prevailing interest rates with past Investment Division performance and interest rates, and considers previously made Automatic and Discretionary Income Benefit Purchases. The Automatic Income Benefit Purchase Formula helps us to mitigate the risk of a significant shortfall in the Funded Income Benefit available to generate GFIB Payments due to poor performance of the Investment Divisions or low GFIB Rates. The formula also increases the likelihood that there will be sufficient purchases made by the GFIB Payment Commencement Date to fund your GFIB Payments. Please refer to the Policy Data Page and the Statement of Additional Information for additional information regarding the Automatic Income Benefit Purchase Formula.

Generally, the Automatic Income Benefit Purchase Formula will use more of your Variable Accumulation Value to purchase the Funded Income Benefit in unfavorable market conditions, low interest rate environments or if you are closer to the GFIB Payment Commencement Date. The formula will use less of your Variable Accumulation Value in favorable market conditions or if you are farther away from the GFIB Payment Commencement Date. Appendix B includes examples that show how the Automatic Income Benefit Purchase Formula would work, and how GFIB Payments would be funded in favorable and unfavorable market scenarios. The guaranteed lifetime income amount from the GFIB Rider could be higher or lower than the amount you might receive if you purchased a similar product offered by us or by another company, or purchased a similar product on the Income Benefit Payment Commencement Date.

All of your Variable Accumulation Value may be applied towards Automatic Income Benefit Purchases. Automatic Income Benefit Purchases are limited per Policy Quarter to 10% of your previous Policy Quarter’s Variable Accumulation Value, except for the final Automatic Income Benefit Purchase made twenty (20) Business Days before the GFIB Payment Commencement Date which has no limitation. You can cancel the last Automatic Income Benefit Purchase up to five (5) Business Days prior to the GFIB Payment Commencement Date by sending us a request in writing at one of the addresses noted in Question 14 of this Prospectus. If you cancel the last Automatic Income Benefit Purchase, we will return the amount of such purchase to the Variable Accumulation Value, and you will receive GFIB Payments based on the amount that was funded immediately prior to the last Automatic Income Benefit Purchase on the GFIB Payment Commencement Date. Please contact your registered representative or one of our customer service representatives for additional information regarding the last Automatic Income Benefit Purchase.

The Funded Income Benefit can also be purchased with Discretionary Income Benefit Purchases (see “THE POLICIES—Riders—Income Benefit Rider”). Discretionary Income Benefit Purchases can accelerate the funding of your GFIB Payments, or can provide additional GFIB Payment amounts if Discretionary Income Benefit Purchases are made after your GFIB Payments are fully funded. With the GFIB Rider, you can make Discretionary Income Benefit Purchases only if the Variable Accumulation Value is greater than the Unfunded Income Benefit divided by the Income Purchase Rate in effect at the time of such purchase. Appendix B includes an example that shows how Discretionary Income Benefit Purchases would impact your GFIB Payments.

Except as described above, any Variable Accumulation Value used to purchase GFIB payments cannot be returned to the Investment Divisions, and cannot be withdrawn or surrendered. Any Variable Accumulation Value used for an Automatic or Discretionary Income Benefit Purchase can only be accessed through the future receipt of GFIB Payments, starting on the GFIB Payment Commencement Date. Accordingly, before electing the GFIB Rider or making a Discretionary Income Benefit Purchase, you should consider your liquidity needs. Variable Accumulation Value used to make Automatic or Discretionary Income Benefit Purchases is no longer invested in the Investment Divisions, and will not earn any interest.

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If you purchase the GFIB Rider, Investment Division restrictions will apply to the Investment Divisions that you may choose during the accumulation phase. These restrictions will limit the amount you can allocate to the Investment Divisions. You may allocate your Premium Payment to Investment Divisions in the Asset Allocation Categories in accordance with the specified thresholds, or to one of our available Asset Allocation Models. The Asset Allocation Categories for your policy depend on when it was issued. The Asset Allocation Categories for policies purchased prior to May 1, 2013 are set forth in Appendix C. The Asset Allocation Categories for policies purchased from May 1, 2013 to April 30, 2014 are set forth in Appendix D. The Asset Allocation Categories for policies purchased on or after May 1, 2014 are set forth in Appendix E. The Asset Allocation Models available with the GFIB Rider are set forth in Appendix F.

Once you have allocated your Premium Payment we will automatically rebalance your allocation(s) on a quarterly basis to stay within the stated limits. You can make individual transfers between Investment Divisions, or change to a different Asset Allocation Model, only by sending a reallocation form to VPSC at one of the addresses listed in Question 14 of this Prospectus. Each reallocation of your Premium Payment will count as one transfer. We will process your reallocation request by the close of the Business Day that it is received by NYLIAC, so long as the revised allocation(s) are within the stated limits. Also note that the Investment Division restrictions may limit the growth potential of the Policy’s Variable Accumulation Value.

Partial withdrawals of your Variable Accumulation Value taken from your policy before the GFIB Payment Commencement Date will, in many cases, lower your GFIB Payments; however, they will have no impact on the portion of GFIB Payments that have already been funded. If you fully surrender your Policy before the GFIB Payment Commencement Date, the portion of your GFIB Payments that have been funded by either Automatic or Discretionary Income Benefit Purchases will be paid to you starting on the GFIB Payment Commencement Date. Please refer to the Policy Data Page for more information regarding the impact of partial withdrawals or surrenders on the GFIB Payment amount. All amounts taken from the Investment Divisions for either partial withdrawals or purchases to fund your GFIB Payments will be processed on a pro-rata basis. Appendix B provides examples that show how the GFIB Payment could be impacted by either a partial withdrawal or surrender of the Policy.

You may either accelerate or defer the GFIB Payment Commencement Date that is shown on the Policy Data Page. The earliest GFIB Payment Commencement Date is thirteen (13) months from the Policy Date, and the latest date is five (5) years after the GFIB Payment Commencement Date shown on the Policy Data Page, or the year in which the Annuitant (oldest joint Annuitant, if applicable) is age 85. Also note that with Traditional IRA polices, the GFIB Payment Commencement Date cannot be deferred later than April 1 of the year following the owner attaining age 70 1/2. An acceleration of the GFIB Payment Commencement Date would likely result in a lower GFIB Payment amount, and deferring the date would likely result in a higher payment. If you choose to change the GFIB Payment Commencement Date, the interest rate that is used to recalculate your GFIB Payments will be determined according to a formula that appears on your Policy Data Page. The formula includes a factor that will increase the interest rate used to recalculate the GFIB Payments for an acceleration of the GFIB Payment Commencement Date, and decrease the interest rate used to recalculate the GFIB Payments for deferrals. Please refer to the Policy Data Page for additional information regarding how an acceleration of the GFIB Payment Commencement Date would impact your GFIB Payments. Appendix B includes examples that show how an acceleration or deferral of the GFIB Payment Commencement Date would lower or increase the GFIB Payment amount.

In order to change the GFIB Payment Commencement Date, you must send VPSC a request in writing to one of the addresses listed in Question 14 of this Prospectus (see “DISTRIBUTIONS UNDER THE POLICY—GFIB Payment Commencement Date and Income Benefit Payment Commencement Date”).

If you elect to apply your entire Variable Accumulation Value to receive Variable Account Annuity Income Payments prior to the GFIB Payment Commencement Date, you will not receive GFIB Payments if no portion of the Funded Income Benefit was purchased as of the date of your election. If on the date you elect to apply the entire Variable Accumulation Value to receive Variable Account Annuity Income Payments, only a portion of the Funded Income Benefit has been purchased, we will use such portion to pay you a reduced GFIB Payment amount on the GFIB Payment Commencement Date.

Your GFIB Payment may also be reduced in the event that you elect to apply a portion of your Variable Accumulation Value to receive Variable Account Annuity Income Payments prior to the GFIB Payment Commencement Date. Please refer to the Policy and the Policy Data Page for additional information regarding the impact of receiving Variable Account Annuity Income Payments before the GFIB Payment Commencement Date. All amounts taken from the Investment Divisions for partial annuitizations will be processed on a pro-rata basis. Appendix B includes examples that show how the GFIB Payment would be impacted if either a portion or the entire Variable Accumulation Value is used to receive Variable Account Annuity Income Payments prior to the GFIB Payment Commencement Date.

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The GFIB Rider also changes the Policy’s death benefit. If you die before the Variable Account Annuity Commencement Date and before the GFIB Payment Commencement Date, the Policy will end and we will pay the Beneficiary an amount equal to the greater of (i) the Total Contract Amount or (ii) the Adjusted Death Benefit Premium Payments (as modified by the GFIB Rider). In most cases the Variable Account Annuity Commencement Date and the GFIB Payment Commencement Date will be different; as the Variable Account Annuity Commencement Date is typically later than the GFIB Payment Commencement Date. In addition, if your spouse is the sole primary Beneficiary, he/she may continue the Policy as the new Owner and Annuitant if certain conditions are met. In this event, if Automatic or Discretionary Income Benefit Purchases have been made, we will return such purchases to the Policy’s Variable Accumulation Value, cancel the GFIB Rider (the GFIB Rider Cancellation Fee, if applicable, will not be assessed in this case), and no GFIB Payments will be made. Your spouse will have the ability to make Discretionary Income Benefit Purchases if no such purchases were made prior to your death. Please refer to your Policy for additional information regarding death benefit proceeds. In addition, once GFIB Payments begin, the death benefit payable upon your death may be less than your Premium Payment.

If the Annuitant is living on the GFIB Payment Commencement Date, we will make GFIB Payments under the option shown on the Policy Data Page to the designated Payee. For Non-Qualified Policies only, you also have the option to receive any eight (8) consecutive Income Benefit Payments in a lump sum. This option can be exercised only three (3) times over the life of the Policy. Please refer to your Policy and the Policy Data Page for additional information regarding payment options concerning the GFIB Rider.

You may cancel the GFIB Rider at any time after the right to return period. To cancel the rider, you must return it to VPSC at one of the addresses listed in Question 14 of this Prospectus with a written request for cancellation. However, we will deduct a GFIB Rider Cancellation Fee from your Variable Accumulation Value and we will not refund any GFIB Fees that may have been deducted (see “OTHER CHARGES—GFIB Rider Cancellation Fee”. Currently, we are waiving this fee). Upon receipt of this request, we will promptly cancel the GFIB Rider and will stop assessing the GFIB Fee. Please note that the Policy will continue as a modified single premium policy and surrender charges will be calculated based on the Policy Date. All other provisions of the GFIB Rider will revert back to those contained in the Policy and the IB Rider. The cancellation of the GFIB Rider will be effective as of the date VPSC receives your cancellation request. If you cancel the GFIB Rider, the portion of your GFIB Payments that have been funded by either Automatic or Discretionary Income Benefit Purchases will be paid to you starting on the GFIB Payment Commencement Date.

Policyowner Inquiries

Your inquiries and written requests for service must be addressed to NYLIAC as indicated in the response to Questions 14 and 15 of this Prospectus. Faxed and e-mailed requests are not currently accepted; however, we reserve the right to accept them at our discretion. All phone calls for service requests are recorded. We will confirm all transactions in writing. If you feel that a transaction has been processed incorrectly, it is your responsibility to contact us in writing and provide us with all relevant details. You must provide us with the nature of the error, the date of the error and any other relevant details. You should review your reports and statements carefully and promptly report any errors and discrepancies to us, preferably, within fifteen (15) days of the date of the confirmation with the transaction in question.

Records and Reports

NYLIAC will mail to you at your last known address of record, at least semi-annually after the first Policy Year, reports containing information required under the federal securities laws or by any other applicable law or regulation. Generally, NYLIAC will immediately mail to you confirmation of any transactions involving the Separate Account. If you feel a transaction has been processed incorrectly, it is your responsibility to contact us in writing and provide us with all relevant details. You must provide us with the nature of the error, the date of the error and any other relevant details. It is important that you review your confirmation and quarterly statements carefully and promptly report any errors and discrepancies to us, preferably, within fifteen (15) days of the date of the statement in question. It is important that you inform NYLIAC of an address change so that you can receive these policy statements (see Question 15 of this Prospectus). In the event your statement is returned from the US Postal Service as undeliverable, we reserve the right to suspend mailing future correspondence and also suspend current transaction processing until an accurate address is obtained. In addition, no new service requests can be processed until a valid current address is provided.

CHARGES AND DEDUCTIONS

Surrender Charges

Since no deduction for a sales charge is made from your Premium Payment, we impose a surrender charge on certain partial withdrawals and surrenders of the policies. The surrender charge covers certain expenses relating to the sale of the policies, including commissions to registered representatives and other promotional expenses. We measure

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the surrender charge as a percentage of the amount withdrawn or surrendered. The surrender charge may apply to amounts applied under certain Income Payment options.

If you surrender your Policy, we deduct the surrender charge from the amount paid to you. However, you can withdraw any investment gains under your policy without a surrender charge (see “CHARGES AND DEDUCTIONS—Exceptions to Surrender Charges”, below). In the case of a partial withdrawal, you can direct NYLIAC to take surrender charges either from the remaining value of the Allocation Options and/or the DCA Advantage Account from which the partial withdrawals are made, or from the amount paid to you. If the remaining value in an Allocation Option and/or the DCA Advantage Account is less than the necessary surrender charge, we will not process the withdrawal.

The guaranteed maximum surrender charge will be 8% of the amount withdrawn. The percentage of the surrender charge varies, depending upon the length of time all or any portion of your Premium Payment is in your Policy before it is withdrawn. For purposes of calculating the applicable surrender charge, we deem your Premium Payment to be withdrawn on a first-in, first-out basis, in the event that we do not receive all of your Premium Payment at once. Unless required otherwise by state law, the surrender charge for amounts withdrawn or surrendered during the first Payment Year is 8% of the amount withdrawn or surrendered. This charge then declines by 1% per year for each additional Payment Year, until the seventh Payment Year after which no charge is made as shown on the following chart:

Amount of Surrender Charge

Payment Year	Surrender Charge
1	8%
2	7%
3	6%
4	5%
5	4%
6	3%
7	2%
8+	0%

For policies with the GFIB Rider, the surrender charge period is based on the Policy Year. Therefore, with the GFIB Rider, unless required otherwise by state law, the surrender charge for amounts withdrawn or surrendered during the first Policy Year is 8% of the amount withdrawn or surrendered. This charge then declines by 1% per year for each additional Policy Year, until the seventh Policy Year, after which no charge is made.

Exceptions to Surrender Charges

We will not assess a surrender charge:

(a)

on amounts you withdraw in any Payment Year (Policy Year for policies that include the GFIB Rider) that are less than or equal to the greatest of (i) 10% of the Accumulation Value as of the last Policy Anniversary (10% of the Premium Payment if the withdrawal is made in the first Payment Year) less any prior surrender charge free withdrawals during the Payment Year; (ii) 10% of the Accumulation Value at the time of withdrawal, less any prior surrender charge free withdrawals during the Policy Year; or (iii) the Accumulation Value less your Adjusted Death Benefit Premium Payment less any prior surrender charge free withdrawals during the Policy Year.

(b)	if NYLIAC cancels the policy;

(c)	when we pay proceeds upon the death of the policyowner;

(d)	when you select a Variable Account Annuity Income Payment option in any Payment Year (Policy Year for policies that include the GFIB Rider) after the first Policy Anniversary;

(e)	when a required minimum distribution calculated based on the value of this policy is made under a Qualified Policy (this amount will, however, count against the first exception);

(f)	on monthly or quarterly periodic partial withdrawals made pursuant to Section 72(t)(2)(A)(iv) of the Code; and

(g)	when the aggregate surrender charges under a policy exceed 9.0% of the total Premium Payments.

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Other Charges

(a)	Mortality and Expense Risk and Administrative Costs Charge

Prior to the Variable Account Annuity Commencement Date, we deduct a daily charge from the assets of the Separate Account to compensate us for certain mortality and expense risks and administrative costs (M&E Charge) we assume under the policies and for providing policy administration services. The M&E Charge is 1.35% (annualized) of the daily average Variable Accumulation Value. The M&E Charge may vary based on the Accumulation Value of the Policy when the M&E charge is assessed. We guarantee that this charge will not increase. If the charge is insufficient to cover actual costs and assumed risks, the loss will fall on NYLIAC. We expect to profit from this charge. We may use these proceeds for any corporate purpose, including expenses relating to the sale of the policies, to the extent that surrender charges do not adequately cover sales expenses. The M&E Charges assessed to your Policy will be affected by fluctuations in market performance. However, this M&E Charge structure may be more advantageous in a flat or declining market. For policies with the GFIB Rider, we will not assess M&E Charges if the policy no longer has a Variable Accumulation Value.

The mortality risk assumed is the risk that Annuitants as a group will live for a longer time than our actuarial tables predict. As a result, we would be paying more Variable Account Annuity Income Payments than we planned. We also assume a risk that the mortality assumptions reflected in our guaranteed annuity payment tables, shown in each policy, will differ from actual mortality experience. Lastly, we assume a mortality risk that, at the time of death, the guaranteed minimum death benefit will exceed the policy’s Accumulation Value. The expense risk assumed is the risk that the cost of issuing and administering the policies will exceed the amount we charge for these services. We expect to make a profit from this charge, which we may use for any purpose.

(b)	Policy Service Charge

We deduct an annual policy service charge of $30 each Policy Year on the Policy Anniversary and upon surrender of the Policy. The annual policy service charge will be waived either upon a) registration with eDelivery of all available materials that we normally mail to you, b) the Variable Account Annuity Commencement Date, or (c) the Income Benefit Payment Commencement Date or the GFIB Payment Commencement Date (whichever comes first).

We deduct the annual policy service charge from each Allocation Option and the DCA Advantage Account, if applicable, in proportion to its percentage of the Account Value on the Policy Anniversary or date of surrender. This charge is designed to cover the costs for providing services under the Policy such as collecting, processing and confirming Premium Payments and establishing and maintaining the available methods of payment.

(c)	Guaranteed Future Income Benefit Fee

Prior to the GFIB Payment Commencement Date, we deduct the Guaranteed Future Income Benefit Fee (“GFIB Fee”) from your policy. The GFIB Fee is 1.00% (annualized) of the average Unfunded Income Benefit Base. The GFIB Fee is deducted from the Investment Divisions through a reduction in Accumulation Units each policy quarter. We expect to profit from this charge. We do not assess the GFIB Fee after the GFIB Payment Commencement Date.

(d)	GFIB Rider Cancellation Fee

If you cancel the GFIB Rider, we will deduct a one-time GFIB Rider Cancellation Fee from your Variable Accumulation Value. The cancellation will be effective on the date that VPSC (at one of the addresses listed in Question 14 of this Prospectus) receives your cancellation request in Good Order. (See “THE POLICIES — Riders — Guaranteed Future Income Benefit Rider (optional)”). We will deduct the GFIB Rider Cancellation Fee from each Allocation Option in proportion to its percentage of the Accumulation Value on that day. We will not deduct this charge if you surrender your Policy. However, surrender charges may apply.

We will not change the fee for a particular Policy once you decide to select the GFIB Rider. The maximum GFIB Rider Cancellation Fee is 2.00% of the average Unfunded Income Benefit Base at the time that you elect to cancel the GFIB Rider. We may set a lower charge or waive the fee at our sole discretion. Currently, we are waiving this fee.

(e)	Fund Charges

The value of the assets of the Separate Account will indirectly reflect the Funds’ total fees and expenses. The Funds’ total fees and expenses are not part of the Policy. They may vary in amount from year to year. These fees and expenses are described in detail in the relevant Fund’s prospectus.

Certain Eligible Portfolios may also impose liquidity or redemption fees on withdrawals (including transfers) pursuant to SEC rules, including Rules 2a-7 or 22c-2 under the Investment Company Act of 1940. In such cases, we would administer the Fund fees and deduct them from your Accumulation Value or transaction proceeds.

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(f)	Transfer Fees

Currently, we do not charge for transfers under the policy. However, we reserve the right to charge up to $30 for each transfer after the first 12 in a given Policy Year, subject to any applicable state insurance law requirements. The charge is to compensate us for the expense of processing the transfer. The transfer charge, if applicable, will be assessed at the time that the transfer is processed. Each time you request a transfer, we will assess the transfer charge, if applicable. Separate requests submitted on the same day will each be treated as separate transfers. Transfers made under the DCA Advantage Account and Automatic Asset Reallocation do not count toward this transfer limit. For policies with the GFIB Rider, individual transfers are not allowed and each reallocation of assets will count as one transfer (See “THE POLICIES- Riders- Guaranteed Future Income Benefit Rider (optional)”). Transfers to or from an Asset Allocation Model will also count as one transfer.

Taxes

NYLIAC may, where premium taxes are imposed by state law, deduct such taxes from your Policy either (i) when a Premium Payment is made, (ii) upon surrender of the Policy, (iii) on the Variable Account Annuity Commencement Date, GFIB Payment Commencement Date, or the Income Benefit Payment Commencement Date, as applicable, or (iv) when either a Discretionary or Automatic Income Benefit Purchase is made pursuant to the IB or GFIB Rider, respectively. Applicable premium tax rates depend upon such factors as your current state of residency, and the insurance laws and NYLIAC’s status in states where premium taxes are incurred. Current premium tax rates range from 0% to 3.5%. Applicable premium tax rates are subject to change by legislation, administrative interpretations or judicial acts.

Under present laws, NYLIAC will also incur state and local taxes (in addition to the premium taxes described above) in several states. NYLIAC may assess charges for such taxes.

NYLIAC does not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the Separate Account reserves under the policies. (See “FEDERAL TAX MATTERS.”) Based upon these expectations, no charge is being made currently for corporate federal income taxes which may be attributable to the Separate Account. Such a charge may be made in future years for any federal income taxes NYLIAC incurs.

DISTRIBUTIONS UNDER THE POLICY

Surrenders and Withdrawals

You can make partial withdrawals or surrender the policy to receive part or all of the Accumulation Value at any time before the Variable Account Annuity Commencement Date, the GFIB Payment Commencement Date, or the Income Benefit Payment Commencement Date, as applicable. Please note that withdrawals or surrenders with policies that include the GFIB Rider that are effected before the GFIB Payment Commencement Date will decrease the amount of any GFIB Payments provided under the rider. (See “THE POLICIES—Riders—Guaranteed Future Income Benefit Rider (optional).”)

To request a surrender or withdrawal, you must send a written request in Good Order to VPSC at one of the addresses listed on Question 14 of this Prospectus, or utilize any other method we make available. Faxed and e-mailed requests are not currently accepted, however, we reserve the right to accept them at our discretion. If the request is in Good Order, the amount available for withdrawal is the Variable Accumulation Value at the end of the Business Day that VPSC receives the written request, less any surrender charges, taxes that we may deduct, and the annual policy service charge, if applicable. If you have not provided us with a written election not to withhold federal income taxes at the time you make a withdrawal or surrender request, NYLIAC must by law withhold such taxes from the taxable portion of any surrender or withdrawal. We will remit that amount to the federal government. In addition, some states have enacted legislation requiring withholding. Currently, online withdrawals cannot exceed $10,000. NYLIAC will pay all surrenders or withdrawals within seven days of receipt of all required information in Good Order (including documents necessary to comply with federal and state tax law), subject to postponement in certain circumstances. (See “DISTRIBUTIONS UNDER THE POLICY—Delay of Payments.”)

Since you assume the investment risk with respect to amounts allocated to the Separate Account and because certain surrenders or withdrawals are subject to a surrender charge and premium tax deduction, the total amount paid upon surrender of the Policy (taking into account any prior withdrawals) may be more or less than your Premium Payment.

Surrenders and withdrawals may be taxable transactions, and the Code provides that a 10% penalty tax may be imposed on certain early surrenders or withdrawals In addition, taxable surrenders and withdrawals may be subject to an additional 3.8 percent tax on net investment income. (See “FEDERAL TAX MATTERS—3.8 Percent Tax on Certain Investment Income.”)

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(a)	Surrenders

You can only surrender the portion of the Policy’s assets that are in the Accumulation Value. No amounts can be withdrawn from the Funded Income Benefit, even in connection with a surrender request. Upon surrender of this policy, you will receive the Accumulation Value, less any applicable surrender charges and policy service charges.

At surrender, the Funded Income Benefit (for policies with the GFIB or IB Rider), will be used to provide either reduced GFIB Payments or Income Benefit Payments on the GFIB Payment Commencement Date or Income Benefit Payment Commencement Date (See “DISTRIBUTIONS UNDER THE POLICY—GFIB Payment Commencement Date or Income Benefit Payment Commencement Date”). For policies with the GFIB Rider, if no Automatic or Discretionary Income Benefit Purchases have been made, no GFIB Payments will be payable. For Policies with the IB Rider only, if no Discretionary Income Benefit Purchases have been made, no Income Benefit Payments will be payable.

We may also deduct any state premium tax, if applicable, from the amount paid. We will pay the proceeds in a lump sum to you unless you elect a different Variable Account Income Payment method. If your address or bank account information has been on file with us for less than 15 days, we may require additional verification of your identity, in Good Order, before we will process a request to send surrender proceeds electronically to that bank account or through the mail to that address. For requests to surrender amounts greater than $50,000, we may require a notarized confirmation of the owner(s) signature. (See “DISTRIBUTIONS UNDER THE POLICY—Income Payments.”) Surrenders may be taxable transactions and the 10% penalty tax provisions may be applicable. (See “FEDERAL TAX MATTERS—Taxation Of Annuities In General.”)

(b)	Partial Withdrawals

Partial withdrawals can only be made from the Accumulation Value, and any amounts withdrawn (including any surrender charge free amounts) before the GFIB Payment Commencement Date may reduce the amount of your GFIB Payments (for policies with the GFIB Rider) which were guaranteed as of the Policy Date. No partial withdrawals can be made from the Funded Income Benefit. Please refer to the Policy Data Page for more information regarding how partial withdrawals will reduce your GFIB Payments. If a partial withdrawal is made before any Automatic Income Benefit Purchases have been made, the unfunded Income Benefit amount guaranteed as of the Policy Date will be reduced proportionally to the reduction in the Accumulation Value resulting from the partial withdrawal.

The minimum amount that can be withdrawn is $500, unless we agree otherwise. We will withdraw the amount from the Allocation Options and/or the DCA Advantage Account in accordance with your request. For policies with the GFIB Rider, partial withdrawals will be deducted on a pro-rata basis. If you do not specify how to allocate a partial withdrawal among the Allocation Options and/or the DCA Advantage Account, we will allocate the partial withdrawal on a pro-rata basis. Your requested partial withdrawal will be effective on the date we receive your request in Good Order at the VPSC or online at www.newyorklife.com. However, if that day is not a Business Day or if your request is received after the close of the NYSE, then the requested partial withdrawal will be effective on the next Business Day. Generally, we will pay the partial withdrawal within seven days of that date. Partial withdrawals may be taxable transactions and the 10% penalty tax provisions may be applicable. (See “FEDERAL TAX MATTERS—Taxation Of Annuities In General.”)

If the requested partial withdrawal is equal to the value in any of the Allocation Options and/or the DCA Advantage Account from which the partial withdrawal is being made, we will pay the entire value of that Allocation Option and/or the DCA Advantage Account, less any surrender charge that may apply to you. If, after either the GFIB Payment Commencement Date or the Income Benefit Payment Commencement Date, as applicable, honoring a partial withdrawal request would result in a Variable Accumulation Value of less than $2,000, we reserve the right to terminate your policy and pay you the Accumulation Value in a single sum, subject to any applicable state insurance law or regulation. We will notify you of our intention to exercise this right. If we terminate your Policy, we will pay you the Variable Accumulation Value of your Policy in one lump sum. Any GFIB Payments or Income Benefit Payments being made to you or the Payee you designate will not be impacted by our exercise of this right.

Also note that partial withdrawal requests for amounts greater than $50,000 must be received in Good Order and we may require a notarized confirmation of the Owners(s) signature. If your address or bank account information has been on file with us for less than 30 days, we will either require the request in writing or require additional verification of your identity, in a means acceptable to us, before we will process a request to send partial withdrawal proceeds electronically to that bank account or through the mail to that address. In addition, partial withdrawal requests made from policies that are less than 90 days old or that had an ownership change within 30 days of such partial withdrawal request must be made in writing and sent to VPSC at one of the addresses noted in Question 14 of this Prospectus. Faxed and e-mailed requests are not currently accepted; however, we reserve the right to accept them at our discretion.

(c)	Periodic Partial Withdrawals

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For policies with the IB Rider, you may elect to receive regularly scheduled partial withdrawals from the policy. For policies with the GFIB Rider, you may elect to receive regularly scheduled partial withdrawals from the policy once the Unfunded Income Benefit is fully funded or the GFIB Rider is cancelled. These periodic partial withdrawals may be paid on a monthly, quarterly, semi-annual, or annual basis. You will elect the frequency of the withdrawals and the day of the month for the withdrawals to be made (may not be the 29th, 30th or 31st of a month). We will make all withdrawals on the day of each calendar month you specify, or on the next Business Day (if the day you have specified is not a Business Day or does not exist in that month). To process Periodic Partial Withdrawals, you must send a written request in Good Order to VPSC at one of the addresses listed in Question 14 of this Prospectus. NYLIAC must receive a request in writing no later than five Business Days prior to the date the withdrawals are to begin. If your request for this option is received less than five Business Days prior to the date you request it to begin, the withdrawals will begin on the day of the month you specify in the month following the receipt of your request. Faxed and e-mailed requests are not currently accepted; however, we reserve the right to accept them at our discretion. You must specify the Allocation Options from which the periodic partial withdrawals will be made. The minimum amount under this feature is $100, or such lower amount as we may permit. Periodic partial withdrawals may be taxable transactions and the 10% penalty tax provisions may be applicable. (See “FEDERAL TAX MATTERS—Taxation of Annuities in General.”) If you do not specify otherwise, we will withdraw money on a pro-rata basis from each Investment Division. You may not make periodic partial withdrawals from the DCA Advantage Account.

Required Minimum Distribution Option

For IRAs, the policyowner is generally not required to elect the required minimum distribution option until April 1st of the year following the calendar year he or she attains age 70 1/2.

Our Right to Cancel

If, after the Income Benefit Payment Commencement Date, the Variable Accumulation Value of your Policy would provide for Variable Account Annuity Income Payments of less than $20 per month on the Variable Account Annuity Commencement Date, or an amount that is insufficient to pay the Annual Policy Service Charge, Mortality and Expense Risk and Administrative Costs Charges, and any optional rider charges, we reserve the right to terminate your Policy subject to applicable state laws. We will notify you of our intention to exercise this right and, provided that you are not older than the maximum age for making a premium payment as stated on the Policy Data Page, give you 90 days to make a Premium Payment (for policies with the IB Rider only). If we terminate your policy, we will pay you the Accumulation Value of your Policy in one lump sum. We may also terminate your Policy if after either the GFIB Payment Commencement Date or the Income Benefit Payment Commencement Date, as applicable, the Variable Accumulation Value of your policy would provide Income Payments of less than $20 per month on the Variable Account Annuity Commencement Date. Any GFIB Payments or Income Benefit Payments being made to you or the Payee you designate will not be impacted by our exercise of this right.

Variable Account Annuity Commencement Date

The Variable Account Annuity Commencement Date is the date specified on the Policy Data Page. The Variable Account Annuity Commencement Date is the day that Variable Account Annuity Income Payments are scheduled to commence unless the Policy has been surrendered or an amount has been paid as proceeds to the designated Beneficiary prior to that date. The earliest possible Variable Account Annuity Commencement Date is the first Policy Anniversary.

If we agree, you may change the Variable Account Annuity Commencement Date to an earlier date. If we agree, you may also defer the Variable Account Annuity Commencement Date to a later date, provided that we receive notice in a form acceptable to us (or as required under state law) of the request at least one month before the last selected Annuity Commencement Date. For policies with the GFIB Rider, if you change the Variable Account Annuity Commencement Date to begin receiving Variable Account Annuity Income Payments before the GFIB Payment Commencement Date, and the GFIB is not fully funded, the Funded Income Benefit as of the date Variable Account Annuity Income Payments commenced will be used to provide reduced GFIB Payments, beginning on the GFIB Payment Commencement Date. For policies with the IB Rider, if you change the Variable Account Annuity Commencement Date to begin receiving Variable Account Annuity Income Payments before the Income Benefit Payment Commencement Date, the Funded Income Benefit as of the date Variable Account Annuity Income Payments commenced will be used to provide Income Benefit Payments, starting on the Income Benefit Payment Commencement Date. If there is no Funded Income Benefit, on the date that you begin receiving Variable Account Annuity Income Payments, no GFIB Payments or Income Benefit Payments, respectively, will be made.

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To request a change to the Variable Account Annuity Commencement Date to an earlier date or defer it to a later date, subject to the constraints noted above, you must provide notice in a form acceptable to us (or as required under state law) in Good Order to VPSC at one of the addresses listed in Question 14 of this Prospectus. The Variable Account Annuity Commencement Date and Variable Account Income Payment method for Qualified Policies may also be controlled by endorsements, the plan, or applicable law.

GFIB Payment Commencement Date

The GFIB Payment Commencement Date is the date specified on the Policy Data Page. The GFIB Payment Commencement Date is the day that GFIB Payments are scheduled to commence. You may receive GFIB Payments even if you surrender the Policy (See “DISTRIBUTIONS UNDER THE POLICY—Surrenders”).

If we agree, you can change the GFIB Payment Commencement Date to an earlier date. The earliest possible GFIB Payment Commencement Date is thirteen (13) months after the Policy Date. The latest possible GFIB Payment Commencement Date is five (5) years after the GFIB Payment Commencement Date shown on the Policy Data Page. You may change the GFIB Payment Commencement Date to an earlier date only once while the Annuitant is living. If you change the GFIB Payment Commencement Date to an earlier date, your GFIB Payments will be reduced based on mortality table assumptions, and an indexed-based interest rate plus an interest rate change adjustment as shown on the Policy Data Page.

To change the GFIB Payment Commencement Date to an earlier date, subject to the constraints noted above, you must send a written notice in Good Order to VPSC at one of the addresses listed in Question 14 of this Prospectus at least sixty (60) days prior to the new GFIB Payment Commencement Date. The change will take effect as of the date we received your signed notice. We will notify you in writing of your revised GFIB Payment amount and new GFIB Payment Commencement Date.

For Qualified Policies (other than Roth IRAs), the GFIB Payment Commencement Date cannot be later than April 1 of the year following the year in which you attain age 70 1/2. For Qualified Policies, a change in the GFIB Payment Commencement Date to an earlier date may be subject to Code restrictions applicable to required minimum distributions. If such change in the GFIB Payment Commencement Date would result in GFIB Payments that violate such Code restrictions, we will inform you that you may revise your request to an allowable GFIB Payment Annuity Commencement Date. If the GFIB Payment Commencement Date is accelerated by five years or less, we will increase the GFIB Payments, if necessary, to an amount that will satisfy such Code restrictions. For consistency, such an increase will also apply to Non Qualified Policies.

The disclosure in this section equally applies to any change of the Income Benefit Payment Commencement Date, which could result in an adjusted Income Benefit Payment amount.

Death Before Annuity Commencement

Unless amended by any rider attached to the Policy, if the Owner dies prior to the Variable Account Annuity Commencement Date, we will pay an amount as proceeds to the designated Beneficiary, as of the date VPSC receives proof of death and all other required information in Good Order at one of the addresses listed in Question 14 of this Prospectus. Generally, NYLIAC will issue a Policy to joint owners so long as such joint owners are spouses. All ownership rights and privileges under the Policy must be exercised jointly and benefits under the Policy will be paid upon the death of any joint owner. (See “FEDERAL TAX MATTERS—Taxation of Annuities in General.”) For policies owned by a grantor trust, all of whose grantors are individuals, benefits will be paid upon the death of any grantor. The amount will be the greater of:

(a)	the Accumulation Value; or

(b)	the Adjusted Death Benefit Premium Payments.

Please see “THE POLICIES — Riders — Guaranteed Future Income Benefit Rider (optional)” and “Income Benefit Rider” for information regarding what happens if you die prior to the Variable Account Annuity Commencement Date and either the GFIB Payment Commencement Date or the Income Benefit Payment Commencement Date, respectively.

If more than one Beneficiary is named, each Beneficiary will be paid a pro rata portion from each Investment Division and the DCA Advantage Account in which the policy is invested as of the date we receive proof of death and all requirements necessary to make the payment to that Beneficiary. We will keep the remaining balance in the policy to pay the other Beneficiaries. Due to market fluctuations, the remaining Accumulation Value may increase or decrease and we may pay subsequent Beneficiaries a different amount. Beneficiary(ies) may not make transfers between Investment Divisions of the Separate Account or any other investment option that we may offer at any time.

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We will make payments in a lump sum to the Beneficiary unless you have elected or the Beneficiary elects otherwise in a signed written notice in Good Order. If such an election is properly made, we will apply all or part of these proceeds:

(i)

under the Life with Cash Refund Payment option to provide an immediate annuity for the Beneficiary who will be the policyowner and Annuitant (See “DISTRIBUTIONS UNDER THE POLICY—Variable Account Annuity Income Payments”); or

(ii)	under another Variable Account Annuity Income Payment option we may offer at the time.

Payments under the annuity or under any other method of payment we make available must be for the life of the Beneficiary, or for a number of years that is not more than the life expectancy of the Beneficiary at the time of the policyowner’s death (as determined for federal tax purposes), and must begin within one year after the policyowner’s death. (See “DISTRIBUTIONS UNDER THE POLICY—Variable Account Annuity Income Payments”.)

If your spouse (as defined under Federal law) is the sole primary Beneficiary, we can pay the proceeds to the surviving spouse if you die before the Variable Account Annuity Commencement Date or the policy can continue with the surviving spouse as (a) the new policyowner and, (b) the Annuitant, if you were the Annuitant. If your spouse exercises the spousal continuance option, any amounts contributed to the Funded Income Benefit will be returned to the policies Variable Accumulation Value and no GFIB Payments or Income Benefit Payments will be payable.

We will make any distribution or application of Policy proceeds within 7 days after VPSC receives all documents (including documents necessary to comply with federal and state tax law) in connection with the event or election that causes the distribution to take place at one of the addresses listed in Question 14 of this Prospectus, subject to postponement in certain circumstances. (See “DISTRIBUTIONS UNDER THE POLICY—Delay of Payments.”)

Variable Account Income Payments

(a)	Election of Variable Account Annuity Income Payment Options

We will make Variable Account Annuity Income Payments under the Life with Cash Refund payment option. However, on or before the Annuity Commencement Date, you can elect to receive Income Payments under such other option we may offer at that time where permitted by state laws. (See “ANNUITY AND INCOME PAYMENTS” in the Statement of Additional Information.) We will require that a lump sum payment be made if the Variable Accumulation Value is an amount that would provide Income Payments of less than $20 a month on the Variable Account Annuity Commencement Date. To change the Variable Account Annuity Income Payment option to another option that we make available or to request another method of payment prior to the Variable Account Annuity Commencement Date, you must send a written request in Good Order to VPSC at one of the addresses listed in Question 14 of this Prospectus. However, once payments begin, you may not change the option. We may require proof of birth date before Variable Account Annuity Income Payments begin. For Variable Account Annuity Income Payment options involving life income (if we make such options available), the actual age of the Annuitant will affect the amount of each payment. Since payments based on older Annuitants are expected to be fewer in number, the amount of each annuity payment should be greater. Under the Life with Cash Refund payment option, we will provide any amount from the Variable Account that has not been paid out upon the death of the Annuitant. NYLIAC does not currently offer variable Account Annuity Income Payment options.

After the first Policy Year, a policyholder may elect to apply a portion of the Variable Accumulation Value toward one of the Variable Account Annuity Income Payment options we may offer, while the remainder of the Policy continues to accumulate income on a tax-deferred basis. This is called a partial annuitization. A partial annuitization will reduce the benefits provided under this Policy. The Variable Accumulation Value will be reduced by the amount placed under one of the Variable Account Income Payment options we may offer. Under a partial annuitization, the policy’s Variable Accumulation Value, any riders under the Policy and any charges assessed will be treated the same as they would under any other withdrawal from the Policy’s Variable Accumulation Value, except that surrender charges will not be assessed. (See “FEDERAL TAX MATTERS.”)

Under Variable Account Annuity Income Payment options involving life income, the Payee may not receive Variable Account Annuity Income Payments equal to the total Premium Payments made under the Policy if the Annuitant dies before the actuarially predicted date of death. We base Variable Account Annuity Income Payment options involving life income on annuity tables that vary on the basis of gender, unless the Policy was issued under an employer sponsored plan or in a state which requires unisex rates.

Taxable Income Payments may be subject to an additional 3.8 percent tax on net investment income. (See “FEDERAL TAX MATTERS—3.8 Percent Tax on Certain Investment Income.”)

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(b)	Proof of Survivorship

We may require satisfactory proof of survival from time to time, before we pay any Variable Account Annuity Income Payments or other benefits. We will request the proof at least 30 days prior to the next scheduled payment date.

GFIB Payments and Income Benefit Payments

On the GFIB Payment Commencement Date or the Income Benefit Payment Commencement Date, as applicable, we will start to make either GFIB Payments or Income Benefit Payments to you, or the Payee designated by you, if the Annuitant is living on the GFIB Payment Commencement Date or the Income Benefit Payment Commencement Date, and the Premium Payment has been made. You cannot cancel GFIB Payments or Income Benefit Payments. Please note, however, that GFIB Payments and Income Benefit Payments may be subject to modification as a result of certain transactions described in this Prospectus (see “THE POLICIES— Riders—Guaranteed Future Income Benefit Rider (optional)” and “Income Benefit Rider;” “DISTRIBUTIONS UNDER THE POLICY—Surrenders and Withdrawals” and “GFIB Payment Commencement Date and Income Benefit Payment Commencement Date”).

GFIB Payments or Income Benefit Payments will continue as long as the Annuitant is living. The amount of GFIB Payments is determined at the time of application, and is not dependent on the performance of the underlying Investment Divisions. Income Benefit Payments are not determined as of the Policy Date, but they are also not dependent on the performance of the Investment Divisions. GFIB Payments are based on, among other things, the amount of your Premium Payment, GFIB Rates at the time of application, the age of the Annuitant, and overall market conditions. Income Benefit Payments are based on, among other things, Income Benefit Purchase Rates in effect when you make a Discretionary Income Benefit Purchase, the Discretionary Income Benefit Purchase amount, and the attained age of the Annuitant on the date of the purchase.

No GFIB Payments or Income Benefit Payments will be payable to you if (i) you die before either the GFIB Payment Commencement Date or the Income Benefit Payment Commencement Date, as applicable, and there is no Funded Income Benefit on such date, (ii) you surrender the policy before the GFIB Payment Commencement Date or the Income Benefit Payment Commencement Date, as applicable, and there is no Funded Income Benefit on such date, or (iii) your spouse continues the policy as the new Annuitant upon your death.

Delay of Payments

We will pay any amounts due from the Separate Account under the Policy within seven days of the date VPSC receives all documents (including documents necessary to comply with federal and state tax law) in connection with a payment request at one of the addresses listed in Question 14 of this Prospectus.

Situations where payment may be delayed:

1.	We may delay payment of any amounts due from the Separate Account under the Policy and transfers among Investment Divisions during any period that:

(a)

The New York Stock Exchange (“NYSE”) is closed for other than usual weekends or holidays; trading is restricted by the Securities and Exchange Commission (SEC); or the SEC declares that an emergency exists;

(b)	The SEC, by order, permits us to delay payment in order to protect our policyowners; or

(c)	The check used to pay the premium has not cleared through the banking system. This may take up to 15 days.

2.

We may delay payment of any amounts due from the DCA Advantage Account. When permitted by law, we may defer payment of any partial withdrawal or full surrender request for up to six months from the date of surrender from the DCA Advantage Account. We will pay interest of at least 1.0% per year on any partial withdrawal or full surrender request deferred for 30 days or more.

3.

Federal laws made to combat terrorism and prevent money laundering by criminals might, in certain circumstances, require us to reject a Premium Payment and/or “freeze” a Policy. If these laws apply in a particular policy(ies), we would not be allowed to pay any request for transfers, partial withdrawals, surrenders or death benefits. If a Policy or an account is frozen, the Variable Accumulation Value would be moved to a special segregated interest-bearing account and held in that account until we receive instructions from the appropriate federal regulator.

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Designation of Beneficiary

You may select one or more Beneficiaries and name them in the application. Thereafter, before the Variable Account Annuity Commencement Date and while you are living, you may change the Beneficiary by written notice in Good Order sent to one of the addresses listed in Question 14 of this Prospectus, at www.newyorklife.com or you can utilize any other method we make available. If before the Variable Account Annuity Commencement Date, the Annuitant dies while you are still living, you will become the new Annuitant under the policy. If you are the Annuitant, the proceeds pass to your Beneficiary. The proceeds noted in this section that may be payable to one or more Beneficiaries do not include GFIB Payments or Income Benefit Payments, which end when the Annuitant dies.

If no Beneficiary for any amount payable, or for a stated share, survives you, the right to this amount or this share will pass to your estate. Payment of the proceeds will be made in a single sum to your estate. If any Beneficiary dies at the same time as you, or within fifteen (15) days after your death, but before we receive proof of death and all claim information, we will pay any amount payable as though the Beneficiary died first.

Every state has unclaimed property laws, which generally declare an annuity policy to be abandoned after a period of inactivity of three to five years from the policy’s maturity date or the date the death benefit is due and payable. If, after a thorough search, we are unable to locate you after your policy’s Annuity Commencement Date, or if we are unable to locate your Beneficiary if you die before the Annuity Commencement Date, or you or the Beneficiary do not come forward to claim the policy proceeds or death benefit in a timely manner, the proceeds or death benefit may be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or the annuitant last resided, as shown on our books and records, or to Delaware (our state of domicile). This escheatment is revocable, however, and the state is obligated to pay back the escheated amount if you or your beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that you update your Beneficiary designation, including addresses, if and as they change. Please contact us at 1-800-598-2019, or send written notice to one of the addresses in Question 14 of the Prospectus.

THE DCA ADVANTAGE ACCOUNT

The DCA Advantage Account is held in NYLIAC’s general account. The DCA Advantage Account is not registered under the federal securities laws.

NYLIAC will set interest rates in advance for each date on which we may receive a portion of the Premium Payment to the DCA Advantage Account. We will never declare less than the minimum guaranteed interest rate stated on the Policy Data Page of your Policy. Portions of the Premium Payment transferred into the DCA Advantage Account will receive the applicable interest rate in effect on the Business Day we receive such portion of the Premium Payment. Interest rates for subsequent transfers made into the DCA Advantage Account may be different from the rate applied to prior transfers made into the DCA Advantage Account. The DCA Advantage Account Accumulation Value will never be less than the DCA Advantage Account portion of the Nonforfeiture Value.

The annual effective rate that we declare is credited only to amounts remaining in the DCA Advantage Account. We credit the interest on a daily basis. Because money is periodically transferred out of the DCA Advantage Account, amounts in the DCA Advantage Account will not achieve the declared annual effective rate. Please note that interest credited under the DCA Advantage Account will exceed the actual investment earnings of NYLIAC less appropriate risk and expense adjustments. Excess interest amounts credited to the DCA Advantage Account will be recovered by fees and charges associated with the Investment Divisions in later Policy Years. The interest credited in later Policy Years may be less than that for the first Policy Year.

With respect to the GFIB and IB Rider, no amounts will be deducted from the DCA Advantage Account in connection with either Automatic or Discretionary Income Benefit Purchases. Amounts in the DCA Advantage Account can only be used in connection with Automatic or Discretionary Income Benefit Purchases after such amounts have been transferred to the Variable Accumulation Value. However, amounts in the DCA Advantage Account will be included when we determine the amount of an Automatic Income Benefit Purchase.

FEDERAL TAX MATTERS

Introduction

The following discussion is general and is not intended as tax advice. We issue both Qualified and Non-Qualified Policies. Both types of policies offer tax-deferred accumulation. A Non-Qualified Policy can provide for retirement income other than through a tax-qualified plan. Qualified Policies are designed for use by individuals in retirement plans which are intended to qualify as plans qualified for special income tax treatment under Sections 408 or 408A of the Code. The ultimate effect of federal income taxes on the Accumulation Value, on Income Payments and on the economic benefit

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to you, the Annuitant or the Beneficiary depends on the type of retirement plan for which the Qualified Policy is purchased, on the tax and employment status of the individual concerned and on NYLIAC’s tax status. The following discussion assumes that Qualified Policies are used in retirement plans that qualify for the special federal income tax treatment described above. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under a policy. Any person concerned about these tax implications should consult a tax adviser before making a Premium Payment. This discussion is based upon NYLIAC’s understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service. We cannot predict the likelihood of continuation of the present federal income tax laws or of the current interpretations by the Internal Revenue Service, which may change from time to time without notice. Any such change could have retroactive effects regardless of the date of enactment. The U.S. Treasury Department and Internal Revenue Service have not addressed every aspect of the federal income tax treatment of this product or the application of certain law to this type of product. Moreover, this discussion does not take into consideration any applicable state or other tax laws except with respect to the imposition of any state premium taxes. We suggest you consult with your tax adviser.

Taxation of Annuities in General

The following discussion assumes that the policies will qualify as annuity contracts for federal income tax purposes. The Statement of Additional Information discusses such qualifications.

Section 72 of the Code governs taxation of annuities in general. NYLIAC believes that an annuity policyowner generally is not taxed on increases in the value of a policy until distribution occurs either in the form of a lump sum received by withdrawing all or part of the Accumulation Value (i.e., surrenders or partial withdrawals) or as Income Payments under the Income Payment option elected. The exception to this rule is that generally, a policyowner of any deferred annuity policy who is not a natural person must include in income any increase in the excess of the policyowner’s Accumulation Value over the policyowner’s investment in the contract during the taxable year. However, there are some exceptions to this exception. You may wish to discuss these with your tax counsel. The taxable portion of a distribution (in the form of an annuity or lump sum payment) is generally taxed as ordinary income. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Accumulation Value generally will be treated as a distribution.

In the case of a withdrawal or surrender distributed to a participant or Beneficiary under a Qualified Policy, a ratable portion of the amount received is taxable, generally based on the ratio of the investment in the contract to the total policy value. The “investment in the contract” generally equals the portion, if any, of any Premium Payments paid by or on behalf of an individual under a policy which is not excluded from the individual’s gross income. For policies issued in connection with qualified plans, the “investment in the contract” can be zero.

Generally, in the case of a withdrawal under a Non-Qualified Policy before the Annuity Commencement Date, amounts received are first treated as taxable income to the extent that the Accumulation Value immediately before the withdrawal exceeds the “investment in the contract” at that time. Any additional amount withdrawn is not taxable. On the other hand, upon a full surrender of a Non-Qualified Policy, if the “investment in the contract” exceeds the Accumulation Value (less any surrender charges), the loss is treated as an ordinary loss for federal income tax purposes. However, limitations may apply to the amount of the loss that may be deductible.

Although the tax consequences may vary depending on the Income Payment option elected under the policy, in general, only the portion of the Income Payment that represents the amount by which the Accumulation Value exceeds the “investment in the contract” will be taxed. After the investment in the Policy is recovered, the full amount of any additional Income Payments is taxable. For fixed Income Payments, in general, there is no tax on the portion of each payment which represents the same ratio that the “investment in the contract” bears to the total expected value of the Income Payments for the term of the payments. However, the remainder of each Income Payment is taxable until the recovery of the investment in the contract, and thereafter the full amount of each annuity payment is taxable. If death occurs before full recovery of the investment in the contract, the unrecovered amount may be deducted on the Annuitant’s final tax return.

Effective for amounts received in taxable years beginning after December 31, 2010, a policyowner may elect to apply a portion of the Accumulation Value towards one of the Income Payment options we may offer, while the remainder of the policy continues to accumulate income on a tax-deferred basis. This is called a partial annuitization. If a policyowner chooses to partially annuitize a policy, the resulting payments will be taxed as fixed Income Payments described above, only if such payments are received for one of the following periods: (1) the annuitant’s life (or the lives of the joint annuitants, if applicable), or (2) a period of 10 years or more. Provided such requirements are met, the “investment in the contract” will be allocated pro rata between each portion of the policy from which amounts are received as an annuity and the portion of the policy from which amounts are not received as an annuity. It is our understanding that the commencement of GFIB Payments (for policies with the GFIB Rider) or Income Benefit Payments (for policies with the IB

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Rider) before the Variable Account Annuity Commencement Date will be treated as a partial annuitization of the policy. As such, the investment in the contract will be allocated pro rata between the GFIB Payments (or the Income Benefit Payments, as the case may be) and the Variable Account. Although there is some uncertainty regarding when the investment in the contract should be allocated, we believe that allocation at commencement of the GFIB Payments (or Income Benefit Payments, as the case may be) is consistent with Code Section 72(a)(2), which provides for partial annuitization treatment if any amount is “received” as an annuity (and other applicable requirements are met). In light of this uncertainty, however, you should consult a tax adviser before making any Automatic or Discretionary Income Benefit Purchases.

In the case of a distribution, a penalty tax equal to 10% of the amount treated as taxable income may be imposed. The penalty tax is not imposed in certain circumstances, including, generally, distributions: (1) made on or after the date on which the policyowner attains age 59 1/2, (2) made as a result of the policyowner’s (or, where the policyowner is not an individual, the Annuitant’s) death, (3) made as a result of the policyowner’s disability, (4) which are part of a series of substantially equal periodic payments (at least annually) made for the life (or life expectancy) of the policyowner or the joint lives (or joint life expectancies) of the policyowner and his or her designated beneficiary, or (5) received from an Inherited IRA. Other tax penalties may apply to certain distributions pursuant to a Qualified Policy.

All non-qualified, deferred annuity contracts issued by NYLIAC (or its affiliates) to the same policyowner during any calendar year are to be treated as one annuity contract for purposes of determining the amount includible in an individual’s gross income. In addition, there may be other situations in which the Treasury Department may conclude (under its authority to issue regulations) that it would be appropriate to aggregate two or more annuity contracts purchased by the same policyowner. Accordingly, a policyowner should consult a tax adviser before purchasing more than one policy or other annuity contract.

A transfer of ownership of a policy, or designation of an Annuitant or other Beneficiary who is not also the policyowner, may result in certain income or gift tax consequences to the policyowner. A policyowner contemplating any transfer or assignment of a policy should consult a tax adviser with respect to the potential tax effects of such a transaction.

3.8 Percent Tax on Certain Investment Income

In general, a tax of 3.8 percent will apply to net investment income (“NII”) received by an individual taxpayer to the extent his or her modified adjusted gross income (“MAGI”) exceeds certain thresholds ((e.g., $250,000 in the case of taxpayers filing jointly, $125,000 in the case of a married taxpayer filing separately and $200,000 in the case of other individual taxpayers). For this purpose, NII includes (i) gross income from various investments, including gross income received with respect to annuities that are not held through a tax-qualified plan (e.g., a traditional IRA or Section 403(b) plan) and (ii) new gain attributable to the disposition of property. Such NII (as well as gross income from tax qualified plans) will also increase a taxpayer’s MAGI for purposes of the taxable thresholds described above. This tax also applies to trusts and estates under a special set of rules. In 2012 the IRS and the Treasury Department issued guidance regarding this new tax in the form of proposed regulations, which were finalized in 2013. You should consult your tax advisor to determine the applicability of this tax in your individual circumstances and with respect to any amount received in connection with the surrender of this policy, distribution or withdrawals from this policy or the exercise of other rights and features under this annuity contract.

Partial Section 1035 Exchanges

Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract or a long-term care insurance policy. The IRS has issued guidance which provides that the direct transfer of a portion of an annuity contract into another annuity contract can qualify as a tax-free exchange, provided that no amounts (other than annuity payments made for life or for a term of at least 10 years) are distributed from either contract involved in the exchange for 180 days following the date of the transfer. If a taxpayer takes a distribution during this 180-day waiting period, the IRS guidance provides that the IRS will apply general tax principles to determine the tax treatment of the transfer and/or the distribution (e.g., in appropriate circumstances, as taxable “boot” or as a taxable distribution, effectively negating the tax-free exchange).

This IRS guidance, however, does not address the tax treatment of a partial exchange of an annuity contract for a long-term care insurance policy. Although we believe that a withdrawal from or surrender of the Policy described in this prospectus within 180 days of a partial exchange of such Policy for a long-term care insurance policy should not result in adverse tax consequences, there can be no assurance that the IRS will not expand the 180-day rule described above to partial exchanges of an annuity contract for a long-term care insurance policy, or that the IRS will not provide other guidance with respect to such partial exchanges. If you contemplate such an exchange, you should consult a tax advisor to discuss the potential tax effects of such a transaction.

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Qualified Policies

Qualified Policies are designed for use with retirement plans that qualify for special federal income tax treatment under Sections 408, and 408A of the Code. The tax rules applicable to participants and beneficiaries in these plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions (including special rules for certain lump sum distributions to individuals who attained the age of 50 by January 1, 1986). Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59 1/2 (subject to certain exceptions), distributions that do not conform to specified minimum distribution rules and in certain other circumstances. Therefore, this discussion only provides general information about the use of Qualified Policies with the plans described below. Policyowners and participants under these plans, as well as Annuitants and Beneficiaries are cautioned that the rights of any person to any benefits under the plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the policy issued in connection with the plan. Purchasers of Qualified Policies should seek legal and tax advice regarding the suitability of the policy.

(a) Individual Retirement Annuities. Sections 219 and 408 of the Code permit individuals or their employers to contribute to an individual retirement program known as an “Individual Retirement Annuity” or “IRA”, including an employer-sponsored Simplified Employee Pension or “SEP”. Individual Retirement Annuities are subject to limitations on the amount which may be contributed and deducted and the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed into IRAs on a tax-deferred basis.

(b) Roth Individual Retirement Annuities. Section 408A of the Code permits individuals with incomes below a certain level to contribute to an individual retirement program known as a “Roth Individual Retirement Annuity” or “Roth IRA.” Roth IRAs are subject to limitations on the amount that may be contributed. Contributions to Roth IRAs are not deductible, but distributions from Roth IRAs that meet certain requirements are not included in gross income. Individuals generally may convert their existing non-Roth IRAs into Roth IRAs. Beginning in 2008, a direct rollover may also be made from an eligible retirement plan other than a non-Roth IRA (such as a qualified retirement plan, section 403(b) tax sheltered annuity, or eligible governmental section 457 plan) to a Roth IRA provided applicable requirements are met. Such conversions and rollovers will be subject to income tax at the time of conversion or rollover.

The Qualified Policies are subject to the required minimum distribution (“RMD”) rules under Code section 401(a)(9) and the regulations issued thereunder. Under these rules, generally, distributions under your Qualified Policy must begin no later than the beginning date required by the Internal Revenue Service (“IRS”). The beginning date is determined by the type of Qualified Policy that you own. For each calendar year that an RMD is not timely made, a 50% excise tax is imposed on the amount that should have been distributed, but was not.

Unless the distributions are made in the form of an annuity that complies with Code section 401(a)(9) and the regulations issued thereunder, the minimum amount required to be distributed for each calendar year is generally determined by dividing the value of the Qualified Policy as of the end of the prior calendar year by the applicable distribution period (determined under IRS tables). Once GFIB Payments (for policies with the GFIB Rider) or Income Benefit Payments (for policies with the IB Rider) begin, we believe You will be treated as having two separate policies for purposes of satisfying these RMD rules. The GFIB Payments or the Income Benefit Payments (as the case may be) should automatically satisfy the RMD requirements with respect to the Cumulative Income Benefit Purchases. A separate RMD will have to be calculated and withdrawn each year with respect to the Variable Accumulation Value. The GFIB Payments or the Income Benefit Payments generally cannot be applied towards satisfying the RMD requirements with respect to the Variable Accumulation Value.

Beginning in 2006, regulations under Code section 401(a)(9) provide a new method for calculating the amount of RMDs from Qualified Policies. Under these regulations, during the accumulation phase of the Qualified Policy, the actuarial present value of certain additional benefits provided under the policy (such as guaranteed death benefits) must be taken into account in calculating the value of the Qualified Policy for purposes of determining the annual RMD for the Qualified Policy. As a result, under these regulations, it is possible that, after taking account of the value of such benefits, there may not be sufficient Accumulation Value to satisfy the applicable RMD requirement. This generally will depend on the investment performance of your policy. You may need to satisfy such RMD from other tax-qualified plans that you own. You should consult with your tax advisor regarding these requirements and the implications of purchasing any riders or other benefits in connection with your Qualified Policy.

66

Taxation of Death Benefits

The tax treatment of amounts distributed from your contract upon the death of the policyowner or annuitant depends on whether the policyowner or annuitant dies before or after the Annuity Commencement Date. If death occurs prior to the Annuity Commencement Date, and the Beneficiary receives payments under an annuity payout option, the benefits are generally taxed in the manner described above for annuity payouts. If the benefits are received in a lump sum, they are taxed to the extent they exceed the remaining investment in the contract. If death occurs after the Annuity Commencement Date, amounts received by the Beneficiary are not taxed until they exceed the remaining investment in the contract.

DISTRIBUTION AND COMPENSATION ARRANGEMENTS

NYLIFE Distributors LLC (NYLIFE Distributors), the underwriter and distributor of the policies, is registered with the SEC and the Financial Industry Regulatory Authority, Inc. (FINRA) as a broker-dealer. The firm is an indirect wholly-owned subsidiary of New York Life, and an affiliate of NYLIAC. Its principal business address is 30 Hudson Street, Jersey City, New Jersey 07302.

The policies are sold by registered representatives of NYLIFE Securities, LLC (“NYLIFE Securities”), a broker- dealer that is an affiliate of NYLIFE Distributors. Your registered representative is also a licensed insurance agent with New York Life. He or she may be qualified to offer other forms of life insurance, annuities, and other investment products. In certain circumstances, NYLIFE Securities registered representatives can sell both products manufactured and issued by New York Life or its affiliates and products provided by other companies.

NYLIFE Securities and in turn your registered representative, receive compensation for selling you this policy or any other investment product. Compensation may consist of commissions, asset-based compensation, allowances for expenses, and other compensation programs. The amount of compensation will vary depending on the policy, the age of the Owner and whether the source of funds is from an internal exchange. Differing compensation arrangements have the potential to influence the recommendation made by your registered representative or broker-dealer.

The maximum commission and expense allowance paid to NYLIFE Securities registered representatives is typically 5% of all premiums received. The total commissions paid for New York Life Income Plus Variable Annuity policies issued during fiscal years ended December 31, 2018, 2017 and 2016 were $41,619, $114,806 and $54,844, respectively.

New York Life also has other compensation programs where managers and employees involved in the sales process receive additional compensation related to the sale of products manufactured and issued by New York Life or its affiliates.

NYLIFE Securities registered representatives can qualify to attend New York Life-sponsored educational, training, and development conferences based on the sales they make of life insurance, annuities, and investment products during a particular twelve-month period. In addition, qualification for recognition programs sponsored by New York Life depends on the sale of products manufactured and issued by New York Life or its affiliates.

VOTING RIGHTS

The Funds are not required to and typically do not hold routine annual stockholder meetings. Special stockholder meetings will be called when necessary. To the extent required by law, NYLIAC will vote the Eligible Portfolio shares held in the Investment Divisions at special shareholder meetings of the Funds in accordance with instructions we receive from persons having voting interests in the corresponding Investment Division. If, however, the federal securities laws are amended, or if NYLIAC’s present interpretation should change, and as a result, NYLIAC determines that it is allowed to vote the Eligible Portfolio shares in its own right, we may elect to do so.

Prior to the Annuity Commencement Date, you hold a voting interest in each Investment Division to which you have money allocated. We will determine the number of votes which are available to you by dividing the Accumulation Value attributable to an Investment Division by the net asset value per share of the applicable Eligible Portfolios. We will calculate the number of votes which are available to you separately for each Investment Division. We will determine that number by applying your percentage interest, if any, in a particular Investment Division to the total number of votes attributable to the Investment Division.

We will determine the number of votes of the Eligible Portfolio which are available as of the date established by the Portfolio of the relevant Fund. Voting instructions will be solicited by written or electronic communication prior to such meeting in accordance with procedures established by the relevant Fund.

If we do not receive timely instructions, we will vote those shares in proportion to the voting instructions which are received with respect to all policies participating in that Investment Division. As a result, a small number of policyholders may control the outcome of the vote. We will apply voting instructions to abstain on any item to be voted upon on a pro

67

rata basis to reduce the votes eligible to be cast. Each person having a voting interest in an Investment Division will receive proxy material, reports and other materials relating to the appropriate Eligible Portfolio.

68

TABLE OF CONTENTS FOR THE

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more details concerning the subjects discussed in this Prospectus. The following is the Table of Contents for the SAI:

How to obtain a New York Life Income Plus Variable Annuity Statement of Additional Information.

The New York Life Income Plus Variable Annuity Statement of Additional Information is posted on our website, www.newyorklife.com. For a paper copy of the Statement of Additional Information, call (800) 598-2019 or send this request form to:

NYLIAC Variable Products Service Center

Madison Square Station

P.O. Box 922

New York, New York 10159

Please send me a New York Life Income Plus Variable Annuity Statement of Additional Information

dated May 1, 2019

Name

Address

City                                                                 State                                              Zip

69

APPENDIX A — IB RIDER EXAMPLES

The following examples demonstrate how your policy would work if you choose to purchase income (through Discretionary Income Benefit Purchases) with the IB Rider. The examples show how the policy’s Accumulation Value, Funded Income Benefit and Income Benefit Payments (if any), and guaranteed death benefit would vary over an extended period of time assuming certain hypothetical annual gross rates of return. The examples will assist in the comparison of the Accumulation Value and death benefit of the Policy, as well as the potential income benefit, with other variable annuity policies that include a fixed deferred income component.

The examples reflect assumed Mortality and Expense Risk and Administrative Charges, annual policy service charges, surrender charges (where applicable), and fees associated with the Investment Divisions offered under the Policy. The values shown deduct charges using simplified assumptions. For example, actual M&E charges are deducted daily and may be slightly higher or lower than shown for any given policy year. With regard to Investment Division fees, the examples reflect total assumed investment advisory fees together with other expenses incurred by the Investment Divisions of 1.00% of the average daily net assets of the Investment Divisions, after any applicable expense reimbursements. Please refer to the Table of Fees and Expenses in this Prospectus for details of the underlying Investment Division fees. The actual investment advisory fees and expenses may be more or less than the amounts illustrated and will depend on the allocations made by the policyowner.

NYLIAC will furnish, upon request, a personalized illustration that shows how the IB Rider might hypothetically work in your situation.

A-1

IB Rider Example with Multiple Discretionary Income Benefit Purchases with Favorable Annual Returns:

A New York Life Income Plus Variable Annuity is purchased on June 1, 2015 by a 60 year old with a $100,000 premium payment.

The Income Benefit Payment Commencement Date is 10 years from the Policy Date.

The Annual Gross Rate of Return for the Investment Divisions is 5%. The policyowner makes two Discretionary Income Benefit Purchases in Policy Years 5 and 6.

Age	End of Policy Year	Accumulation Value at Policy Year Start	Net Annual Return*	Discretionary Income Benefit Purchases	Accumulation Value at Policy Year End	Income Purchase Rate (Average)**	Income Purchased	Funded Income Benefit	Cumulative Income Benefit Purchases	Death Benefit
61	1	100,000.00	2.87%	—	102,873.07	9.79%	—	—	—	102,873.07
62	2	102,873.07	2.48%	—	105,427.73	9.23%	—	—	—	105,427.73
63	3	105,427.73	2.48%	—	108,046.52	8.72%	—	—	—	108,046.52
64	4	108,046.52	2.48%	—	110,731.12	8.25%	—	—	—	110,731.12
65	5	110,731.12	1.92%	25,000.00	87,860.11	7.82%	2,013.25	2,013.25	25,000.00	112,860.11
66	6	87,860.11	1.76%	25,000.00	64,408.33	7.40%	1,904.25	3,917.50	50,000.00	114,408.33
67	7	64,408.33	2.47%	—	65,996.20	7.02%	—	3,917.50	50,000.00	115,996.20
68	8	65,996.20	2.47%	—	67,623.98	6.67%	—	3,917.50	50,000.00	117,623.98
69	9	67,623.98	2.47%	—	69,297.41	6.34%	—	3,917.50	50,000.00	119,297.41
70	10	69,297.41	2.47%	—	71,009.19	5.90%	—	3,917.50	50,000.00	121,009.19

The designated Payee will receive Income Benefit Payments of $3,917.50 per year starting on the Income Benefit Payment Commencement Date (starting at age 70). The payments will continue for the life of the Annuitant(s).

If the Annuitant(s) dies before the total amount of Income Benefit Payments equal or exceed the minimum death benefit of the Policy after Income Benefit Payments commence, a death benefit as described in the Policy will be paid.

If the Annuitant(s) dies after the total amount of Income Benefit Payments equal or exceed the minimum death benefit after Income Benefit Payments commence, no death benefit will be payable.

*	The Net Annual Return is the Annual Gross Rate of Return less the M&E Charge, policy service charges and average Fund Fees of 1.00%.
**

Income Benefit Purchase Rates are subject to change. The current Income Benefit Purchase Rate may be higher or lower. The minimum Income Benefit Purchase Rate is the higher of the following three factors:

A =	NYLIAC’s current Income Benefit Purchase Rate in effect at the time of the income purchase;

B =	[0.9] multiplied by an Income Benefit Purchase Rate calculated based on the A2000 Mortality Table (no projection scale and no age setback) and 10-Year CMT Rate with a 3 day lag; or

C =	An Income Benefit Purchase Rate calculated based on the A2000 Mortality Table (no projection scale and no age setback) and one percent (1.0%).

We emphasize that the hypothetical investment rates of return shown above are illustrative only and you should not deem them to be a representation of past or future investment rates of return. Actual rates of return and Policy values may be more or less than those shown and will depend on a number of factors including the investment allocations made by a policyowner and the investment experience of the Separate Account. The death benefit and the Accumulation Value for a Policy would be different from those shown if the actual gross rates of return averaged -5%, 0% or 5% over a period of years, but also fluctuated above or below those averages for individual Policy Years. They would also be different if any partial withdrawals were made. Neither NYLIAC, the Separate Account, nor the Funds represent that these hypothetical rates of return can be achieved for any one year or sustained over a period of time.

A-2

IB Rider Example with Multiple Discretionary Income Benefit Purchases with 0% Annual Returns:

A New York Life Income Plus Variable Annuity is purchased on June 1, 2015 by a 60 year old with a $100,000 premium payment.

The Income Benefit Payment Commencement Date is 10 years from the Policy Date.

The Annual Gross Rate of Return for the Investment Divisions is 0%. The policyowner makes two Discretionary Income Benefit Purchases in Policy Years 5 and 6.

Age	End of Policy Year	Accumulation Value at Policy Year Start	Net Annual Return*	Discretionary Income Benefit Purchases	Accumulation Value at Policy Year End	Income Purchase Rate (Average)**	Income Purchased	Funded Income Benefit	Cumulative Income Benefit Purchases	Death Benefit
61	1	100,000.00	-2.08%	—	97,922.32	9.79%	—	—	—	100,000.00
62	2	97,922.32	-2.43%	—	95,539.93	9.23%	—	—	—	100,000.00
63	3	95,539.93	-2.43%	—	93,214.79	8.72%	—	—	—	100,000.00
64	4	93,214.79	-2.43%	—	90,945.53	8.25%	—	—	—	100,000.00
65	5	90,945.53	-1.78%	25,000.00	64,326.43	7.82%	2,013.25	2,013.25	25,000.00	100,000.00
66	6	64,326.43	-1.52%	25,000.00	38,351.25	7.40%	1,904.25	3,917.50	50,000.00	100,000.00
67	7	38,351.25	-2.48%	—	37,400.31	7.02%	—	3,917.50	50,000.00	100,000.00
68	8	37,400.31	-2.48%	—	36,472.23	6.67%	—	3,917.50	50,000.00	100,000.00
69	9	36,472.23	-2.49%	—	35,564.08	6.34%	—	3,917.50	50,000.00	100,000.00
70	10	35,564.08	-2.49%	—	34,679.99	5.90%	—	3,917.50	50,000.00	100,000.00

The designated Payee will receive Income Benefit Payments of $3,917.50 per year starting on the Income Benefit Payment Commencement Date (starting at age 70). The payments will continue for the life of the Annuitant(s).

If the Annuitant(s) dies before the total amount of Income Benefit Payments equal or exceed the minimum death benefit of the Policy after Income Benefit Payments commence, a death benefit as described in the Policy will be paid.

If the Annuitant(s) dies after the total amount of Income Benefit Payments equal or exceed the minimum death benefit after Income Benefit Payments commence, no death benefit will be payable.

*	The Net Annual Return is the Annual Gross Rate of Return less the M&E Charge, policy service charges and average Fund Fees of 1.00%.
**

Income Benefit Purchase Rates are subject to change. The current Income Benefit Purchase Rate may be higher or lower. The minimum Income Benefit Purchase Rate is the higher of the following three factors:

A =	NYLIAC’s current Income Benefit Purchase Rate in effect at the time of the income purchase;

B =	[0.9] multiplied by an Income Benefit Purchase Rate calculated based on the A2000 Mortality Table (no projection scale and no age setback) and 10-Year CMT Rate with a 3 day lag; or

C =	An Income Benefit Purchase Rate calculated based on the A2000 Mortality Table (no projection scale and no age setback) and one percent (1.0%).

We emphasize that the hypothetical investment rates of return shown above are illustrative only and you should not deem them to be a representation of past or future investment rates of return. Actual rates of return and Policy values may be more or less than those shown and will depend on a number of factors including the investment allocations made by a policyowner and the investment experience of the Separate Account. The death benefit and the Accumulation Value for a Policy would be different from those shown if the actual gross rates of return averaged -5%, 0% or 5% over a period of years, but also fluctuated above or below those averages for individual Policy Years. They would also be different if any partial withdrawals were made. Neither NYLIAC, the Separate Account, nor the Funds represent that these hypothetical rates of return can be achieved for any one year or sustained over a period of time.

A-3

IB Rider Example with Multiple Discretionary Income Benefit Purchases with Unfavorable Annual Returns:

A New York Life Income Plus Variable Annuity is purchased on June 1, 2015 by a 60 year old with a $100,000 premium payment.

The Income Benefit Payment Commencement Date is 10 years from the Policy Date.

The Annual Gross Rate of Return for the Investment Divisions is -5%. The policyowner makes two Discretionary Income Benefit Purchases in Policy Years 5 and 6.

Age	End of Policy Year	Accumulation Value at Policy Year Start	Net Annual Return*	Discretionary Income Benefit Purchases	Accumulation Value at Policy Year End	Income Purchase Rate (Average)**	Income Purchased	Funded Income Benefit	Cumulative Income Benefit Purchases	Death Benefit
61	1	100,000.00	-7.03%	—	92,971.64	9.79%	—	—	—	100,000.00
62	2	92,971.64	-7.35%	—	86,138.18	9.23%	—	—	—	100,000.00
63	3	86,138.18	-7.35%	—	79,804.85	8.72%	—	—	—	100,000.00
64	4	79,804.85	-7.36%	—	73,935.13	8.25%	—	—	—	100,000.00
65	5	73,935.13	-4.90%	25,000.00	45,314.94	7.82%	2,013.25	2,013.25	25,000.00	100,000.00
66	6	45,314.94	-3.34%	25,000.00	18,799.18	7.40%	1,904.25	3,917.50	50,000.00	100,000.00
67	7	18,799.18	-7.47%	—	17,395.16	7.02%	—	3,917.50	50,000.00	100,000.00
68	8	17,395.16	-7.48%	—	16,093.91	6.67%	—	3,917.50	50,000.00	100,000.00
69	9	16,093.91	-7.51%	—	14,884.84	6.34%	—	3,917.50	50,000.00	100,000.00
70	10	14,884.84	-7.51%	—	13,767.06	5.90%	—	3,917.50	50,000.00	100,000.00

The designated Payee will receive Income Benefit Payments of $3,917.50 per year starting on the Income Benefit Payment Commencement Date (starting at age 70). The payments will continue for the life of the Annuitant(s).

If the Annuitant(s) dies before the total amount of Income Benefit Payments equal or exceed the minimum death benefit of the Policy after Income Benefit Payments commence, a death benefit as described in the Policy will be paid.

If the Annuitant(s) dies after the total amount of Income Benefit Payments equal or exceed the minimum death benefit after Income Benefit Payments commence, no death benefit will be payable.

*	The Net Annual Return is the Annual Gross Rate of Return less the M&E Charge, policy service charges and average Fund Fees of 1.00%.
**

Income Benefit Purchase Rates are subject to change. The current Income Benefit Purchase Rate may be higher or lower. The minimum Income Benefit Purchase Rate is the higher of the following three factors:

A =	NYLIAC’s current Income Benefit Purchase Rate in effect at the time of the income purchase;

B =	[0.9] multiplied by an Income Benefit Purchase Rate calculated based on the A2000 Mortality Table (no projection scale and no age setback) and 10-Year CMT Rate with a 3 day lag; or

C =	An Income Benefit Purchase Rate calculated based on the A2000 Mortality Table (no projection scale and no age setback) and one percent (1.0%).

We emphasize that the hypothetical investment rates of return shown above are illustrative only and you should not deem them to be a representation of past or future investment rates of return. Actual rates of return and Policy values may be more or less than those shown and will depend on a number of factors including the investment allocations made by a policyowner and the investment experience of the Separate Account. The death benefit and the Accumulation Value for a Policy would be different from those shown if the actual gross rates of return averaged -5%, 0% or 5% over a period of years, but also fluctuated above or below those averages for individual Policy Years. They would also be different if any partial withdrawals were made. Neither NYLIAC, the Separate Account, nor the Funds represent that these hypothetical rates of return can be achieved for any one year or sustained over a period of time.

A-4

IB Rider Example with Systematic Discretionary Income Benefit Purchases with Favorable Annual Returns:

A New York Life Income Plus Variable Annuity is purchased on June 1, 2015 by a 60 year old with a $100,000 premium payment.

The Income Benefit Payment Commencement Date is 10 years from the Policy Date.

The Annual Gross Rate of Return for the Investment Divisions is 5%. The policyowner makes annual Discretionary Income Benefit Purchases each year for 6 years beginning in Policy Year 2.

Age	End of Policy Year	Accumulation Value at Policy Year Start	Net Annual Return*	Discretionary Income Benefit Purchases	Accumulation Value at Policy Year End	Income Purchase Rate (Average)**	Income Purchased	Funded Income Benefit	Cumulative Income Benefit Purchases	Death Benefit
61	1	100,000.00	2.52%	—	102,524.11	9.79%	—	—	—	102,524.11
62	2	102,524.11	2.36%	5,000.00	99,944.32	9.23%	476.07	476.07	5,000.00	104,944.32
63	3	99,944.32	2.36%	5,000.00	97,299.62	8.72%	449.45	925.51	10,000.00	107,299.62
64	4	97,299.62	2.35%	5,000.00	94,588.45	8.25%	425.09	1,350.60	15,000.00	109,588.45
65	5	94,588.45	2.35%	5,000.00	91,815.41	7.82%	402.65	1,753.25	20,000.00	111,815.41
66	6	91,815.41	2.34%	5,000.00	88,966.47	7.40%	380.85	2,134.10	25,000.00	113,966.47
67	7	88,966.47	2.34%	5,000.00	86,045.86	7.02%	360.98	2,495.08	30,000.00	116,045.86
68	8	86,045.86	2.48%	—	88,177.54	6.67%	—	2,495.08	30,000.00	118,177.54
69	9	88,177.54	2.49%	—	90,368.96	6.34%	—	2,495.08	30,000.00	120,368.96
70	10	90,368.96	2.48%	—	92,610.63	5.90%	—	2,495.08	30,000.00	122,610.63

The designated Payee will receive Income Benefit Payments of $2,495.08 per year starting on the Income Benefit Payment Commencement Date (starting at age 70). The payments will continue for the life of the Annuitant(s).

If the Annuitant(s) dies before the total amount of Income Benefit Payments equal or exceed the minimum death benefit of the Policy after Income Benefit Payments commence, a death benefit as described in the Policy will be paid.

If the Annuitant(s) dies after the total amount of Income Benefit Payments equal or exceed the minimum death benefit after Income Benefit Payments commence, no death benefit will be payable.

*	The Net Annual Return is the Annual Gross Rate of Return less the M&E Charge, policy service charges and average Fund Fees of 1.00%.
**

Income Benefit Purchase Rates are subject to change. The current Income Benefit Purchase Rate may be higher or lower. The minimum Income Benefit Purchase Rate is the higher of the following three factors:

A =	NYLIAC’s current Income Benefit Purchase Rate in effect at the time of the income purchase;

B =	[0.9] multiplied by an Income Benefit Purchase Rate calculated based on the A2000 Mortality Table (no projection scale and no age setback) and 10-Year CMT Rate with a 3 day lag; or

C =	An Income Benefit Purchase Rate calculated based on the A2000 Mortality Table (no projection scale and no age setback) and one percent (1.0%).

We emphasize that the hypothetical investment rates of return shown above are illustrative only and you should not deem them to be a representation of past or future investment rates of return. Actual rates of return and Policy values may be more or less than those shown and will depend on a number of factors including the investment allocations made by a policyowner and the investment experience of the Separate Account. The death benefit and the Accumulation Value for a Policy would be different from those shown if the actual gross rates of return averaged -5%, 0% or 5% over a period of years, but also fluctuated above or below those averages for individual Policy Years. They would also be different if any partial withdrawals were made. Neither NYLIAC, the Separate Account, nor the Funds represent that these hypothetical rates of return can be achieved for any one year or sustained over a period of time.

A-5

IB Rider Example with Systematic Discretionary Income Benefit Purchases with 0% Annual Returns:

A New York Life Income Plus Variable Annuity is purchased on June 1, 2015 by a 60 year old with a $100,000 premium payment.

The Income Benefit Payment Commencement Date is 10 years from the Policy Date.

The Annual Gross Rate of Return for the Investment Divisions is 0%. The policyowner makes annual Discretionary Income Benefit Purchases each year for 6 years beginning in Policy Year 2.

Age	End of Policy Year	Accumulation Value at Policy Year Start	Net Annual Return*	Discretionary Income Benefit Purchases	Accumulation Value at Policy Year End	Income Purchase Rate (Average)**	Income Purchased	Funded Income Benefit	Cumulative Income Benefit Purchases	Death Benefit
61	1	100,000.00	-2.41%	—	97,594.16	9.79%	—	—	—	100,000.00
62	2	97,594.16	-2.31%	5,000.00	90,339.71	9.23%	476.07	476.07	5,000.00	100,000.00
63	3	90,339.71	-2.30%	5,000.00	83,259.58	8.72%	449.45	925.51	10,000.00	100,000.00
64	4	83,259.58	-2.29%	5,000.00	76,349.58	8.25%	425.09	1,350.60	15,000.00	100,000.00
65	5	76,349.58	-2.29%	5,000.00	69,600.99	7.82%	402.65	1,753.25	20,000.00	100,000.00
66	6	69,600.99	-2.27%	5,000.00	63,019.20	7.40%	380.85	2,134.10	25,000.00	100,000.00
67	7	63,019.20	-2.26%	5,000.00	56,595.56	7.02%	360.98	2,495.08	30,000.00	100,000.00
68	8	56,595.56	-2.45%	—	55,206.23	6.67%	—	2,495.08	30,000.00	100,000.00
69	9	55,206.23	-2.46%	—	53,846.70	6.34%	—	2,495.08	30,000.00	100,000.00
70	10	53,846.70	-2.46%	—	52,523.22	5.90%	—	2,495.08	30,000.00	100,000.00

The designated Payee will receive Income Benefit Payments of $2,495.08 per year starting on the Income Benefit Payment Commencement Date (starting at age 70). The payments will continue for the life of the Annuitant(s).

If the Annuitant(s) dies before the total amount of Income Benefit Payments equal or exceed the minimum death benefit of the Policy after Income Benefit Payments commence, a death benefit as described in the Policy will be paid.

If the Annuitant(s) dies after the total amount of Income Benefit Payments equal or exceed the minimum death benefit after Income Benefit Payments commence, no death benefit will be payable.

*	The Net Annual Return is the Annual Gross Rate of Return less the M&E Charge, policy service charges and average Fund Fees of 1.00%.
**

Income Benefit Purchase Rates are subject to change. The current Income Benefit Purchase Rate may be higher or lower. The minimum Income Benefit Purchase Rate is the higher of the following three factors:

A =	NYLIAC’s current Income Benefit Purchase Rate in effect at the time of the income purchase;

B =	[0.9] multiplied by an Income Benefit Purchase Rate calculated based on the A2000 Mortality Table (no projection scale and no age setback) and 10-Year CMT Rate with a 3 day lag; or

C =	An Income Benefit Purchase Rate calculated based on the A2000 Mortality Table (no projection scale and no age setback) and one percent (1.0%).

We emphasize that the hypothetical investment rates of return shown above are illustrative only and you should not deem them to be a representation of past or future investment rates of return. Actual rates of return and Policy values may be more or less than those shown and will depend on a number of factors including the investment allocations made by a policyowner and the investment experience of the Separate Account. The death benefit and the Accumulation Value for a Policy would be different from those shown if the actual gross rates of return averaged -5%, 0% or 5% over a period of years, but also fluctuated above or below those averages for individual Policy Years. They would also be different if any partial withdrawal were made. Neither NYLIAC, the Separate Account, nor the Funds represent that these hypothetical rates of return can be achieved for any one year or sustained over a period of time.

A-6

IB Rider Example with Systematic Discretionary Income Benefit Purchases with Unfavorable Annual Returns:

A New York Life Income Plus Variable Annuity is purchased on June 1, 2015 by a 60 year old with a $100,000 premium payment.

The Income Benefit Payment Commencement Date is 10 years from the Policy Date.

The Annual Gross Rate of Return for the Investment Divisions is -5%. The policyowner makes annual Discretionary Income Benefit Purchases each year for 6 years beginning in Policy Year 2.

Age	End of Policy Year	Accumulation Value at Policy Year Start	Net Annual Return*	Discretionary Income Benefit Purchases	Accumulation Value at Policy Year End	Income Purchase Rate (Average)**	Income Purchased	Funded Income Benefit	Cumulative Income Benefit Purchases	Death Benefit
61	1	100,000.00	-7.34%	—	92,664.04	9.79%	—	—	—	100,000.00
62	2	92,664.04	-6.96%	5,000.00	81,218.92	9.23%	476.07	476.07	5,000.00	100,000.00
63	3	81,218.92	-6.90%	5,000.00	70,611.54	8.72%	449.45	925.51	10,000.00	100,000.00
64	4	70,611.54	-6.84%	5,000.00	60,780.64	8.25%	425.09	1,350.60	15,000.00	100,000.00
65	5	60,780.64	-6.78%	5,000.00	51,658.71	7.82%	402.65	1,753.25	20,000.00	100,000.00
66	6	51,658.71	-6.67%	5,000.00	43,215.25	7.40%	380.85	2,134.10	25,000.00	100,000.00
67	7	43,215.25	-6.54%	5,000.00	35,389.82	7.02%	360.98	2,495.08	30,000.00	100,000.00
68	8	35,389.82	-7.40%	—	32,771.34	6.67%	—	2,495.08	30,000.00	100,000.00
69	9	32,771.34	-7.42%	—	30,338.27	6.34%	—	2,495.08	30,000.00	100,000.00
70	10	30,338.27	-7.41%	—	28,088.98	5.90%	—	2,495.08	30,000.00	100,000.00

The designated Payee will receive Income Benefit Payments of $2,495.08 per year starting on the Income Benefit Payment Commencement Date (starting at age 70). The payments will continue for the life of the Annuitant(s).

If the Annuitant(s) dies before the total amount of Income Benefit Payments equal or exceed the minimum death benefit of the Policy after Income Benefit Payments commence, a death benefit as described in the Policy will be paid.

If the Annuitant(s) dies after the total amount of Income Benefit Payments equal or exceed the minimum death benefit after Income Benefit Payments commence, no death benefit will be payable.

*	The Net Annual Return is the Annual Gross Rate of Return less the M&E Charge, policy service charges and average Fund Fees of 1.00%.
**

Income Benefit Purchase Rates are subject to change. The current Income Benefit Purchase Rate may be higher or lower. The minimum Income Benefit Purchase Rate is the higher of the following three factors:

A =	NYLIAC’s current Income Benefit Purchase Rate in effect at the time of the income purchase;

B =	[0.9] multiplied by an Income Benefit Purchase Rate calculated based on the A2000 Mortality Table (no projection scale and no age setback) and 10-Year CMT Rate with a 3 day lag; or

C =	An Income Benefit Purchase Rate calculated based on the A2000 Mortality Table (no projection scale and no age setback) and one percent (1.0%).

We emphasize that the hypothetical investment rates of return shown above are illustrative only and you should not deem them to be a representation of past or future investment rates of return. Actual rates of return and Policy values may be more or less than those shown and will depend on a number of factors including the investment allocations made by a policyowner and the investment experience of the Separate Account. The death benefit and the Accumulation Value for a Policy would be different from those shown if the actual gross rates of return averaged -5%, 0% or 5% over a period of years, but also fluctuated above or below those averages for individual Policy Years. They would also be different if any partial withdrawals were made. Neither NYLIAC, the Separate Account, nor the Funds represent that these hypothetical rates of return can be achieved for any one year or sustained over a period of time.

A-7

IB Rider Example with an Accelerated Income Benefit Payment Commencement Date:

A New York Life Income Plus Variable Annuity is purchased on June 1, 2015 by a 60 year old with a $100,000 premium payment.

The Income Benefit Payment Commencement Date is 10 years from the Policy Date.

The Annual Gross Rate of Return for the Investment Divisions is 5%. The policyowner makes two Discretionary Income Benefit Purchases in Policy Years 5 and 6.

The client accelerates their Income Benefit Payment Commencement Date in the beginning of Policy Year 7 to begin at the end of Policy Year 8.

Age	End of Policy Year	Accumulation Value at Policy Year Start	Net Annual Return*	Discretionary Income Benefit Purchases	Accumulation Value at Policy Year End	Income Purchase Rate (Average)**	Income Purchased	Funded Income Benefit	Cumulative Income Benefit Purchases	Death Benefit
61	1	100,000.00	2.87%	—	102,873.07	9.79%	—	—	—	102,873.07
62	2	102,873.07	2.48%	—	105,427.73	9.23%	—	—	—	105,427.73
63	3	105,427.73	2.48%	—	108,046.52	8.72%	—	—	—	108,046.52
64	4	108,046.52	2.48%	—	110,731.12	8.25%	—	—	—	110,731.12
65	5	110,731.12	1.92%	25,000.00	87,860.11	7.82%	2,013.25	2,013.25	25,000.00	112,860.11
66	6	87,860.11	1.76%	25,000.00	64,408.33	7.40%	1,904.25	3,917.51	50,000.00	114,408.33
67	7	64,408.33	2.47%	—	65,997.13	5.62%	—	2,987.79	50,000.00	115,997.13
68	8	65,997.13	2.51%	—	67,655.80	5.63%	—	2,987.79	50,000.00	117,655.80

The acceleration of the Income Benefit Payment Commencement Start Date lowers the Income Benefit Payments to $2,987.79.

The designated Payee will receive Income Benefit Payments of $2,987.79 per year starting on the Income Benefit Payment Commencement Date (starting at age 68). The payments will continue for the life of the Annuitant(s).

If the Annuitant(s) dies before the total amount of Income Benefit Payments equal or exceed the minimum death benefit of the Policy after Income Benefit Payments commence, a death benefit as described in the Policy will be paid.

If the Annuitant(s) dies after the total amount of Income Benefit Payments equal or exceed the minimum death benefit after Income Benefit Payments commence, no death benefit will be payable.

*	The Net Annual Return is the Annual Gross Rate of Return less the M&E Charge, policy service charges and average Fund Fees of 1.00%.
**

Income Benefit Purchase Rates are subject to change. The current Income Benefit Purchase Rate may be higher or lower. The minimum Income Benefit Purchase Rate is the higher of the following three factors:

A =	NYLIAC’s current Income Benefit Purchase Rate in effect at the time of the income purchase;

B =	[0.9] multiplied by an Income Benefit Purchase Rate calculated based on the A2000 Mortality Table (no projection scale and no age setback) and 10-Year CMT Rate with a 3 day lag; or

C =	An Income Benefit Purchase Rate calculated based on the A2000 Mortality Table (no projection scale and no age setback) and one percent (1.0%).

We emphasize that the hypothetical investment rates of return shown above are illustrative only and you should not deem them to be a representation of past or future investment rates of return. Actual rates of return and Policy values may be more or less than those shown and will depend on a number of factors including the investment allocations made by a policyowner and the investment experience of the Separate Account. The death benefit and the Accumulation Value for a Policy would be different from those shown if the actual gross rates of return averaged -5%, 0% or 5% over a period of years, but also fluctuated above or below those averages for individual Policy Years. They would also be different if any partial withdrawals were made. Neither NYLIAC, the Separate Account, nor the Funds represent that these hypothetical rates of return can be achieved for any one year or sustained over a period of time.

A-8

IB Rider Example with a Deferral of the Income Benefit Payment Commencement Date

A New York Life Income Plus Variable Annuity is purchased on June 1, 2015 by a 60 year old with a $100,000 premium payment.

The Income Benefit Payment Commencement Date is 10 years from the Policy Date.

The Annual Gross Rate of Return for the Investment Divisions is 5%. The policyowner makes two Discretionary Income Benefit Purchases in Policy Years 5 and 6.

The client defers their Income Benefit Payment Commencement Date in the beginning of Policy Year 7 to begin at the end of Policy Year 13.

Age	End of Policy Year	Accumulation Value at Policy Year Start	Net Annual Return*	Discretionary Income Benefit Purchases	Accumulation Value at Policy Year End	Income Purchase Rate (Average)**	Income Purchased	Funded Income Benefit	Cumulative Income Benefit Purchases	Death Benefit
61	1	100,000.00	2.87%	—	102,873.07	9.79%	—	—	—	102,873.07
62	2	102,873.07	2.48%	—	105,427.73	9.23%	—	—	—	105,427.73
63	3	105,427.73	2.48%	—	108,046.52	8.72%	—	—	—	108,046.52
64	4	108,046.52	2.48%	—	110,731.12	8.25%	—	—	—	110,731.12
65	5	110,731.12	1.92%	25,000.00	87,860.11	7.82%	2,013.25	2,013.25	25,000.00	112,860.11
66	6	87,860.11	1.76%	25,000.00	64,408.33	7.40%	1,904.25	3,917.51	50,000.00	114,408.33
67	7	64,408.33	2.47%	—	65,996.20	7.02%	—	4,826.57	50,000.00	115,996.20
68	8	65,996.20	2.47%	—	67,623.98	8.39%	—	4,826.57	50,000.00	117,623.98
69	9	67,623.98	2.47%	—	69,297.41	7.92%	—	4,826.57	50,000.00	119,297.41
70	10	69,297.41	2.47%	—	71,008.21	7.49%	—	4,826.57	50,000.00	121,008.21
71	11	71,008.21	2.47%	—	72,761.95	7.09%	—	4,826.57	50,000.00	122,761.95
72	12	72,761.95	2.47%	—	74,559.77	6.73%	—	4,826.57	50,000.00	124,559.77
73	13	74,559.77	2.48%	—	76,409.06	6.23%	—	4,826.57	50,000.00	126,409.06

The deferral of the Income Benefit Payment Commencement Date increases their Income Benefit Payments to $4,826.57.

The designated Payee will receive Income Benefit Payments of $4,826.57 per year starting on the Income Benefit Payment Commencement Date (starting at age 73). The payments will continue for the life of the Annuitant(s).

If the Annuitant(s) dies before the total amount of Income Benefit Payments equal or exceed the minimum death benefit of the Policy after Income Benefit Payments commence, a death benefit as described in the Policy will be paid.

If the Annuitant(s) dies after the total amount of Income Benefit Payments equal or exceed the minimum death benefit after Income Benefit Payments commence, no death benefit will be payable.

*	The Net Annual Return is the Annual Gross Rate of Return less the M&E Charge, policy service charges and average Fund Fees of 1.00%.
**

Income Benefit Purchase Rates are subject to change. The current Income Benefit Purchase Rate may be higher or lower. The minimum Income Benefit Purchase Rate is the higher of the following three factors:

A =	NYLIAC’s current Income Benefit Purchase Rate in effect at the time of the income purchase;

B =	[0.9] multiplied by an Income Benefit Purchase Rate calculated based on the A2000 Mortality Table (no projection scale and no age setback) and 10-Year CMT Rate with a 3 day lag; or

C =	An Income Benefit Purchase Rate calculated based on the A2000 Mortality Table (no projection scale and no age setback) and one percent (1.0%).

We emphasize that the hypothetical investment rates of return shown above are illustrative only and you should not deem them to be a representation of past or future investment rates of return. Actual rates of return and Policy values may be more or less than those shown and will depend on a number of factors including the investment allocations made by a policyowner and the investment experience of the Separate Account. The death benefit and the Accumulation Value for a Policy would be different from those shown if the actual gross rates of return averaged -5%, 0% or 5% over a period of years, but also fluctuated above or below those averages for individual Policy Years. They would also be different if any partial withdrawals were made. Neither NYLIAC, the Separate Account, nor the Funds represent that these hypothetical rates of return can be achieved for any one year or sustained over a period of time.

A-9

APPENDIX B — GFIB RIDER EXAMPLES

The following examples demonstrate how your policy would work if you choose to purchase income with the GFIB Rider. The examples show how the policy’s Accumulation Value, Funded Income Benefit, GFIB Payments, and guaranteed death benefit would vary over an extended period of time assuming certain hypothetical annual gross rates of return. The examples will assist in the comparison of the Accumulation Value and death benefit of the policy, as well as the guaranteed income benefit, with other variable annuity policies that include a guaranteed fixed deferred income component.

Each policy quarter, the Automatic Income Benefit Purchase Formula (“Formula”) determines whether to make an Automatic Income Benefit Purchase by comparing (a) the Variable Accumulation Value to (b) the dollar amount that would be needed to purchase the guaranteed future income not already funded (the “Unfunded Income Benefit”) using the income purchase rate then in effect. We call this dollar amount the “Cost of the Unfunded Income Benefit.” If the Variable Accumulation Value is less than approximately 114% (or eight sevenths (8/7)) of the Cost of the Unfunded Income Benefit, an Automatic Income Benefit Purchase will occur.

The Formula computes the amount of the Automatic Income Benefit Purchase by multiplying the policy’s then current Variable Accumulation Value by a factor that takes into account the ratio of the Cost of the Unfunded Income Benefit to the current Variable Accumulation Value. Under the Formula, an Automatic Income Benefit Purchase will never be greater than 10% of the prior quarter’s Variable Accumulation Value. This limitation, however, does not apply to the final application of the Automatic Income Benefit Purchase Formula that occurs at least twenty (20) Business Days before the GFIB Payment Commencement Date.

The amount of guaranteed income funded by the Automatic Income Benefit Purchase is determined by multiplying the Purchase amount by the current income purchase rate. Also note that for purposes of this Appendix B, annual rather than quarterly amounts are shown.

The examples reflect assumed Mortality and Expense Risk and Administrative Charges, GFIB Fees, annual policy service charges, surrender charges (where applicable), and fees associated with the Investment Divisions offered under the policy. The values shown deduct charges using simplified assumptions. For example, actual M&E charges are deducted daily and may be slightly higher or lower than shown for any given policy year. With regard to Investment Division fees, the examples reflect total assumed investment advisory fees together with other expenses incurred by the Investment Divisions of 1.00% of the average daily net assets of the Investment Divisions, after any applicable expense reimbursements. Please refer to the Table of Fees and Expenses in this Prospectus for details of the underlying Investment Division fees. The actual investment advisory fees and expenses may be more or less than the amounts illustrated and will depend on the allocations made by the policyowner.

NYLIAC will furnish, upon request, a personalized illustration that shows how the GFIB Rider might hypothetically work in your situation.

GFIB Rider Example with Favorable Annual Returns:

A New York Life Income Plus Variable Annuity with the GFIB Rider is purchased on June 1, 2015 by a 60 year old with a $100,000 premium payment. The GFIB Payment amount is $7,581.79.

GFIB Payment amounts shown in Policy Years 1 through 9 are provided to note that GFIB Payments are determined as of the Policy Date and will not change unless the policyowner takes certain actions that are noted in this Prospectus. GFIB Payments will begin after the end of the tenth Policy Year (in bold below). This is the GFIB Payment Commencement Date.

The Annual Gross Rate of Return for the Investment Divisions is 5%.

Age	End of Policy Year	Accumulation Value at Policy Year Start	Net Annual Return*	Automatic Income Benefit Purchases	Discretionary Income Benefit Purchases	Accumulation Value at Policy Year End	Income Purchase Rate (Average) **	Income Purchased	Funded Income Benefit	Cumulative Income Benefit Purchases	Unfunded Income Benefit	GFIB Payment Amount	Death Benefit
61	1	100,000.00	2.11%	—	—	102,111.09	9.79%	—	—	—	7,581.79	7,581.79	102,111.09
62	2	102,111.09	1.49%	—	—	103,627.49	9.23%	—	—	—	7,581.79	7,581.79	103,627.49
63	3	103,627.49	1.50%	—	—	105,181.92	8.72%	—	—	—	7,581.79	7,581.79	105,181.92
64	4	105,181.92	1.51%	—	—	106,775.41	8.25%	—	—	—	7,581.79	7,581.79	106,775.41
65	5	106,775.41	1.19%	21,723.65	—	86,327.28	7.82%	1,731.74	1,731.74	21,723.65	5,850.05	7,581.79	108,050.93
66	6	86,327.28	1.13%	22,154.70	—	65,144.32	7.40%	1,671.57	3,403.31	43,878.35	4,178.48	7,581.79	109,022.67
67	7	65,144.32	1.18%	15,735.19	—	50,176.73	7.02%	1,125.97	4,529.29	59,613.53	3,052.51	7,581.79	109,790.26
68	8	50,176.73	1.22%	11,453.17	—	39,337.09	6.67%	778.43	5,307.72	71,066.71	2,274.08	7,581.79	110,403.80
69	9	39,337.09	1.26%	8,706.81	—	31,124.96	6.34%	562.79	5,870.51	79,773.52	1,711.29	7,581.79	110,898.48
70	10	31,124.96	0.97%	28,752.25	—	2,673.24	5.90%	1,711.29	7,581.79	108,525.77	—	7,581.79	111,199.00

The designated Payee will receive GFIB Payments of $7,581.79 per year starting on the GFIB Payment Commencement Date. The payments will continue for the life of the Annuitant(s).

If the Annuitant(s) dies before the total amount of GFIB Payments equal or exceed the minimum death benefit of the Policy after GFIB Payments have commenced, a death benefit as described in the Policy will be paid.

If the Annuitant(s) dies after the total amount of GFIB Payments equal or exceed the minimum death benefit of the Policy after GFIB Payments have commenced, no death benefit will be payable.

*	The Net Annual Return is the Annual Gross Rate of Return less the M&E Charge, GFIB Rider Fee, policy service charge, and an average Fund Fee of 1.00%.
**

Income Benefit Purchase Rates are subject to change. The current Income Benefit Purchase Rate may be higher or lower. The minimum Income Benefit Purchase Rate is the higher of the following three factors:

A =	NYLIAC’s current Income Benefit Purchase Rate in effect at the time of the income purchase;

B =	[0.9] multiplied by an Income Benefit Purchase Rate calculated based on the A2000 Mortality Table (no projection scale and no age setback) and 10-Year CMT Rate with a 3 day lag; or

C =	An Income Benefit Purchase Rate calculated based on the A2000 Mortality Table (no projection scale and no age setback) and one percent (1.0%).

We emphasize that the hypothetical investment rates of return shown above are illustrative only and you should not deem them to be a representation of past or future investment rates of return. Actual rates of return and Policy values may be more or less than those shown and will depend on a number of factors including the investment allocations made by a policyowner and the investment experience of the Separate Account. The death benefit and the Accumulation Value for a Policy would be different from those shown if the actual gross rates of return averaged -5%, 0% or 5% over a period of years, but also fluctuated above or below those averages for individual Policy Years. They would also be different if any partial surrenders were made. Neither NYLIAC, the Separate Account, nor the Funds represent that these hypothetical rates of return can be achieved for any one year or sustained over a period of time.

GFIB Rider Example with Favorable Annual Returns and a Discretionary Income Benefit Purchase:

A New York Life Income Plus Variable Annuity with the GFIB Rider is purchased on June 1, 2015 by a 60 year old with a $100,000 premium payment. The GFIB Payment amount is $7,581.79.

The GFIB Payment Commencement Date is 10 years from the Policy Date and the client completes a $10,000

You make a Discretionary Income Benefit Purchase in Policy Year 2. GFIB Payment amounts shown in Policy Years 1 through 9 are provided to note that GFIB Payments are determined as of the Policy Date and will not change unless the policyowner takes certain actions that are noted in this Prospectus. GFIB Payments will begin after the end of the tenth Policy Year (in bold below).

The Annual Gross Rate of Return for the Investment Divisions is 5%.

Age	End of Policy Year	Accumulation Value at Policy Year Start	Net Annual Return*	Automatic Income Benefit Purchases	Discretionary Income Benefit Purchases	Accumulation Value at Policy Year End	Income Purchase Rate (Average) **	Income Purchased	Funded Income Benefit	Cumulative Income Benefit Purchases	Unfunded Income Benefit	GFIB Payment Amount	Death Benefit
61	1	100,000.00	2.11%	—	—	102,111.09	9.79%	—	—	—	7,581.79	7,581.79	102,111.09
62	2	102,111.09	1.30%	—	10,000.00	93,436.84	9.23%	952.13	952.13	10,000.00	6,629.66	7,581.79	103,436.84
63	3	93,436.84	1.53%	—	—	94,863.13	8.72%	—	952.13	10,000.00	6,629.66	7,581.79	104,863.13
64	4	94,863.13	1.54%	—	—	96,325.27	8.25%	—	952.13	10,000.00	6,629.66	7,581.79	106,325.27
65	5	96,325.27	1.56%	6.27	—	97,824.54	7.82%	0.49	952.62	10,006.27	6,629.17	7,581.79	107,830.80
66	6	97,824.54	1.13%	25,078.26	—	73,851.91	7.40%	1,892.17	2,844.79	35,084.53	4,737.01	7,581.79	108,936.44
67	7	73,851.91	1.18%	17,812.59	—	56,914.11	7.02%	1,274.63	4,119.42	52,897.12	3,462.38	7,581.79	109,811.23
68	8	56,914.11	1.23%	12,964.79	—	44,649.85	6.67%	881.17	5,000.59	65,861.91	2,581.21	7,581.79	110,511.76
69	9	44,649.85	1.27%	9,856.24	—	35,359.76	6.34%	637.08	5,637.67	75,718.16	1,944.12	7,581.79	111,077.91
70	10	35,359.76	0.98%	32,664.43	—	3,041.10	5.90%	1,944.12	7,581.79	108,382.58	—	7,581.79	111,423.69

The Discretionary Income Benefit Purchase lessens the amount of Automatic Income Benefit Purchases that need to be made to fully fund the GFIB Payments.

The designated Payee will receive GFIB Payments of $7,581.79 per year starting on the GFIB Payment Commencement Date. The payments will continue for the life of the Annuitant(s).

If the Annuitant(s) dies before the total amount of GFIB Payments equal or exceed the minimum death benefit of the Policy after GFIB Payments have commenced, a death benefit as described in the Policy will be paid.

If the Annuitant(s) dies after the total amount of GFIB Payments equal or exceed the minimum death benefit of the Policy after GFIB Payments have commenced, no death benefit will be payable.

*	The Net Annual Return is the Annual Gross Rate of Return less the M&E Charge, GFIB Rider Fee, policy service charge, and an average Fund Fee of 1.00%.
**

Income Benefit Purchase Rates are subject to change. The current Income Benefit Purchase Rate may be higher or lower. The minimum Income Benefit Purchase Rate is the higher of the following three factors:

A =	NYLIAC’s current Income Benefit Purchase Rate in effect at the time of the income purchase;

B =	[0.9] multiplied by an Income Benefit Purchase Rate calculated based on the A2000 Mortality Table (no projection scale and no age setback) and 10-Year CMT Rate with a 3 day lag; or

C =	An Income Benefit Purchase Rate calculated based on the A2000 Mortality Table (no projection scale and no age setback) and one percent (1.0%).

We emphasize that the hypothetical investment rates of return shown above are illustrative only and you should not deem them to be a representation of past or future investment rates of return. Actual rates of return and Policy values may be more or less than those shown and will depend on a number of factors including the investment allocations made by a policyowner and the investment experience of the Separate Account. The death benefit and the Accumulation Value for a Policy would be different from those shown if the actual gross rates of return averaged -5%, 0% or 5% over a period of years, but also fluctuated above or below those averages for individual Policy Years. They would also be different if any partial surrenders were made. Neither NYLIAC, the Separate Account, nor the Funds represent that these hypothetical rates of return can be achieved for any one year or sustained over a period of time.

GFIB Rider Example with Unfavorable Annual Returns and a Discretionary Income Benefit Purchase:

A New York Life Income Plus Variable Annuity with the GFIB Rider is purchased on June 1, 2015 by a 60 year old with a $100,000 premium payment. The GFIB Payment amount is $7,581.79.

The GFIB Payment Commencement Date is 10 years from the Policy Date and the client completes a $10,000 Discretionary Income Benefit Purchase in Policy Year 2. GFIB Payment amounts shown in Policy Years 1 through 9 are provided to note that GFIB Payments are determined as of the Policy Date and will not change unless the policyowner takes certain actions that are noted in this Prospectus. GFIB Payments will begin after the end of the tenth Policy Year (in bold below).

The Annual Gross Rate of Return for the Investment Divisions is -5%.

Age	End of Policy Year	Accumulation Value at Policy Year Start	Net Annual Return*	Automatic Income Benefit Purchases	Discretionary Income Benefit Purchases	Accumulation Value at Policy Year End	Income Purchase Rate (Average) **	Income Purchased	Funded Income Benefit	Cumulative Income Benefit Purchases	Unfunded Income Benefit	GFIB Payment Amount	Death Benefit
61	1	100,000.00	-7.75%	—	—	92,247.17	9.79%	—	—	—	7,581.79	7,581.79	100,000.00
62	2	92,247.17	-6.88%	17,974.96	10,000.00	57,926.32	9.23%	2,625.37	2,625.37	27,974.96	4,956.43	7,581.79	100,000.00
63	3	57,926.32	-6.74%	19,571.50	—	34,452.78	8.72%	1,735.42	4,360.78	47,546.46	3,221.01	7,581.79	100,000.00
64	4	34,452.78	-6.88%	11,632.09	—	20,450.83	8.25%	975.91	5,336.69	59,178.55	2,245.10	7,581.79	100,000.00
65	5	20,450.83	-7.16%	6,895.13	—	12,090.65	7.82%	548.08	5,884.78	66,073.68	1,697.02	7,581.79	100,000.00
66	6	12,090.65	-7.64%	4,066.30	—	7,100.54	7.40%	305.83	6,190.60	70,139.98	1,391.19	7,581.79	100,000.00
67	7	7,100.54	-8.52%	2,377.58	—	4,118.31	7.02%	169.55	6,360.15	72,517.57	1,221.64	7,581.79	100,000.00
68	8	4,118.31	-10.09%	1,368.06	—	2,334.87	6.67%	92.65	6,452.80	73,885.62	1,128.99	7,581.79	100,000.00
69	9	2,334.87	-13.00%	764.17	—	1,267.20	6.34%	49.22	6,502.02	74,649.79	1,079.77	7,581.79	100,000.00
70	10	1,267.20	-18.44%	1,033.47	—	—	5.90%	61.57	6,563.59	75,683.27	1,018.20	7,581.79	100,000.00

The Discretionary Income Benefit Purchase lessens in some Policy Years the amount of Automatic Income Benefit Purchases that need to be made.

New York Life will make up the difference in the Funded Income Benefit to guarantee the GFIB Payments of $7,581.79 per year starting on the GFIB Payment Commencement Date.

The designated Payee will receive GFIB Payments of $7,581.79 per year starting on the GFIB Payment Commencement Date. The payments will continue for the life of the Annuitant(s).

If the Annuitant(s) dies before the total amount of GFIB Payments equal or exceed the minimum death benefit of the Policy after GFIB Payments have commenced, a death benefit as described in the Policy will be paid.

If the Annuitant(s) dies after the total amount of GFIB Payments equal or exceed the minimum death benefit of the Policy after GFIB Payments have commenced, no death benefit will be payable.

*	The Net Annual Return is the Annual Gross Rate of Return less the M&E Charge, GFIB Rider Fee, policy service changes and an average Fund Fee of 1.00%.
**

Income Benefit Purchase Rates are subject to change. The current Income Benefit Purchase Rate may be higher or lower. The minimum Income Benefit Purchase Rate is the higher of the following three factors:

A =	NYLIAC’s current Income Benefit Purchase Rate in effect at the time of the income purchase;

B =	[0.9] multiplied by an Income Benefit Purchase Rate calculated based on the A2000 Mortality Table (no projection scale and no age setback) and 10-Year CMT Rate with a 3 day lag; or

C =	An Income Benefit Purchase Rate calculated based on the A2000 Mortality Table (no projection scale and no age setback) and one percent (1.0%).

We emphasize that the hypothetical investment rates of return shown above are illustrative only and you should not deem them to be a representation of past or future investment rates of return. Actual rates of return and Policy values may be more or less than those shown and will depend on a number of factors including the investment allocations made by a policyowner and the investment experience of the Separate Account. The death benefit and the Accumulation Value for a Policy would be different from those shown if the actual gross rates of return averaged -5%, 0% or 5% over a period of years, but also fluctuated above or below those averages for individual Policy Years. They would also be different if any partial surrenders were made. Neither NYLIAC, the Separate Account, nor the Funds represent that these hypothetical rates of return can be achieved for any one year or sustained over a period of time.

GFIB Rider Example with 0% Annual Returns and a Discretionary Income Benefit Purchase:

A New York Life Income Plus Variable Annuity with the GFIB Rider is purchased on June 1, 2015 by a 60 year old with a $100,000 premium payment. The GFIB Payment amount is $7,581.79.

The GFIB Payment Commencement Date is 10 years from the Policy Date and the client completes a $10,000 Discretionary Income Benefit Purchase in Policy Year 2. GFIB Payment amounts shown in Policy Years 1 through 9 are provided to note that GFIB Payments are determined as of the Policy Date and will not change unless the policyowner takes certain actions that are noted in this Prospectus. GFIB Payments will begin after the end of the tenth Policy Year (in bold below).

The Annual Gross Rate of Return for the Investment Divisions is 0%.

Age	End of Policy Year	Accumulation Value at Policy Year Start	Net Annual Return*	Automatic Income Benefit Purchases	Discretionary Income Benefit Purchases	Accumulation Value at Policy Year End	Income Purchase Rate (Average) **	Income Purchased	Funded Income Benefit	Cumulative Income Benefit Purchases	Unfunded Income Benefit	GFIB Payment Amount	Death Benefit
61	1	100,000.00	-2.82%	—	—	97,178.90	9.79%	—	—	—	7,581.79	7,581.79	100,000.00
62	2	97,178.90	-3.14%	—	10,000.00	84,126.51	9.23%	952.13	952.13	10,000.00	6,629.66	7,581.79	100,000.00
63	3	84,126.51	-2.98%	26,021.97	—	55,594.38	8.72%	2,302.07	3,254.20	36,021.97	4,327.59	7,581.79	100,000.00
64	4	55,594.38	-2.89%	18,912.78	—	35,076.44	8.25%	1,586.45	4,840.65	54,934.75	2,741.15	7,581.79	100,000.00
65	5	35,076.44	-2.94%	11,929.24	—	22,117.53	7.82%	948.05	5,788.70	66,863.99	1,793.10	7,581.79	100,000.00
66	6	22,117.53	-3.03%	7,517.74	—	13,930.53	7.40%	565.29	6,353.99	74,381.73	1,227.81	7,581.79	100,000.00
67	7	13,930.53	-3.20%	4,730.14	—	8,754.13	7.02%	337.24	6,691.23	79,111.87	890.56	7,581.79	100,000.00
68	8	8,754.13	-3.51%	2,967.25	—	5,479.38	6.67%	200.90	6,892.13	82,079.12	689.66	7,581.79	100,000.00
69	9	5,479.38	-4.04%	1,851.76	—	3,406.26	6.34%	119.22	7,011.36	83,930.88	570.44	7,581.79	100,000.00
70	10	3,406.26	-4.86%	3,240.85	—	—	5.90%	192.87	7,204.23	87,171.73	377.56	7,581.79	100,000.00

The Discretionary Income Benefit Purchase lessens in some Policy Years the amount of Automatic Income Benefit Purchases that need to be made.

New York Life will make up the difference in the Funded Income Benefit to guarantee the GFIB Payments of $7,581.79 per year starting on the GFIB Payment Commencement Date.

The designated Payee will receive GFIB Payments of $7,581.79 per year starting on the GFIB Payment Commencement Date. The payments will continue for the life of the Annuitant(s).

If the Annuitant(s) dies before the total amount of GFIB Payments equal or exceed the minimum death benefit of the Policy after GFIB Payments have commenced, a death benefit as described in the Policy will be paid.

If the Annuitant(s) dies after the total amount of GFIB Payments equal or exceed the minimum death benefit of the Policy after GFIB Payments have commenced, no death benefit will be payable.

*	The Net Annual Return is the Annual Gross Rate of Return less the M&E Charge, GFIB Rider Fee, policy service charge and an average Fund Fee of 1.00%.
**

Income Benefit Purchase Rates are subject to change. The current Income Benefit Purchase Rate may be higher or lower. The minimum Income Benefit Purchase Rate is the higher of the following three factors:

A =	NYLIAC’s current Income Benefit Purchase Rate in effect at the time of the income purchase;

B =	[0.9] multiplied by an Income Benefit Purchase Rate calculated based on the A2000 Mortality Table (no projection scale and no age setback) and 10-Year CMT Rate with a 3 day lag; or

C =	An Income Benefit Purchase Rate calculated based on the A2000 Mortality Table (no projection scale and no age setback) and one percent (1.0%).

We emphasize that the hypothetical investment rates of return shown above are illustrative only and you should not deem them to be a representation of past or future investment rates of return. Actual rates of return and Policy values may be more or less than those shown and will depend on a number of factors including the investment allocations made by a policyowner and the investment experience of the Separate Account. The death benefit and the Accumulation Value for a Policy would be different from those shown if the actual gross rates of return averaged -5%, 0% or 5% over a period of years, but also fluctuated above or below those averages for individual Policy Years. They would also be different if any partial surrenders were made. Neither NYLIAC, the Separate Account, nor the Funds represent that these hypothetical rates of return can be achieved for any one year or sustained over a period of time.

GFIB Rider Example with 0% Annual Returns:

A New York Life Income Plus Variable Annuity with the GFIB Rider is purchased on June 1, 2015 by a 60 year old with a $100,000 premium payment. The GFIB Payment amount is $7,581.79.

The GFIB Payment Commencement Date is 10 years from the Policy Date. GFIB Payment amounts shown in Policy Years 1 through 9 are provided to note that GFIB Payments are determined as of the Policy Date and will not change unless the policyowner takes certain actions that are noted in this Prospectus. GFIB Payments will begin after the end of the tenth Policy Year (in bold below).

The Annual Gross Rate of Return for the Investment Divisions is 0%.

Age	End of Policy Year	Accumulation Value at Policy Year Start	Net Annual Return*	Automatic Income Benefit Purchases	Discretionary Income Benefit Purchases	Accumulation Value at Policy Year End	Income Purchase Rate (Average) **	Income Purchased	Funded Income Benefit	Cumulative Income Benefit Purchases	Unfunded Income Benefit	GFIB Payment Amount	Death Benefit
61	1	100,000.00	-2.82%	—	—	97,178.90	9.79%	—	—	—	7,581.79	7,581.79	100,000.00
62	2	97,178.90	-3.45%	—	—	93,826.10	9.23%	—	—	—	7,581.79	7,581.79	100,000.00
63	3	93,826.10	-2.90%	31,919.92	—	59,189.43	8.72%	2,829.83	2,829.83	31,919.92	4,751.96	7,581.79	100,000.00
64	4	59,189.43	-2.92%	20,133.65	—	37,329.87	8.25%	1,688.86	4,518.69	52,053.57	3,063.10	7,581.79	100,000.00
65	5	37,329.87	-2.98%	12,693.44	—	23,523.46	7.82%	1,008.78	5,527.48	64,747.01	2,054.32	7,581.79	100,000.00
66	6	23,523.46	-3.10%	7,993.42	—	14,800.90	7.40%	601.06	6,128.54	72,740.44	1,453.26	7,581.79	100,000.00
67	7	14,800.90	-3.32%	5,023.44	—	9,285.75	7.02%	358.16	6,486.69	77,763.88	1,095.10	7,581.79	100,000.00
68	8	9,285.75	-3.70%	3,145.16	—	5,796.57	6.67%	212.95	6,699.64	80,909.04	882.15	7,581.79	100,000.00
69	9	5,796.57	-4.35%	1,956.61	—	3,587.58	6.34%	125.97	6,825.62	82,865.64	756.18	7,581.79	100,000.00
70	10	3,587.58	-5.38%	3,394.64	—	—	5.90%	202.03	7,027.65	86,260.29	554.14	7,581.79	100,000.00

New York Life will make up the difference in the Funded Income Benefit to guarantee the GFIB Payments of $7,581.79 per year starting on the GFIB Payment Commencement Date.

The designated Payee will receive GFIB Payments of $7,581.79 per year starting on the GFIB Payment Commencement Date. The payments will continue for the life of the Annuitant(s).

If the Annuitant(s) dies before the total amount of GFIB Payments equal or exceed the minimum death benefit of the Policy after GFIB Payments have commenced, a death benefit as described in the Policy will be paid.

If the Annuitant(s) dies after the total amount of GFIB Payments equal or exceed the minimum death benefit of the Policy after GFIB Payments have commenced, no death benefit will be payable.

*	The Net Annual Return is the Annual Gross Rate of Return less the M&E Charge, GFIB Rider Fee, policy service charge, and an average Fund Fee of 1.00%.
**

Income Benefit Purchase Rates are subject to change. The current Income Benefit Purchase Rate may be higher or lower. The minimum Income Benefit Purchase Rate is the higher of the following three factors:

A =	NYLIAC’s current Income Benefit Purchase Rate in effect at the time of the income purchase;

B =	[0.9] multiplied by an Income Benefit Purchase Rate calculated based on the A2000 Mortality Table (no projection scale and no age setback) and 10-Year CMT Rate with a 3 day lag; or

C =	An Income Benefit Purchase Rate calculated based on the A2000 Mortality Table (no projection scale and no age setback) and one percent (1.0%).

We emphasize that the hypothetical investment rates of return shown above are illustrative only and you should not deem them to be a representation of past or future investment rates of return. Actual rates of return and Policy values may be more or less than those shown and will depend on a number of factors including the investment allocations made by a policyowner and the investment experience of the Separate Account. The death benefit and the Accumulation Value for a Policy would be different from those shown if the actual gross rates of return averaged -5%, 0% or 5% over a period of years, but also fluctuated above or below those averages for individual Policy Years. They would also be different if any partial surrenders were made. Neither NYLIAC, the Separate Account, nor the Funds represent that these hypothetical rates of return can be achieved for any one year or sustained over a period of time.

GFIB Rider Example with Unfavorable Annual Returns:

A New York Life Income Plus Variable Annuity with the GFIB Rider is purchased on June 1, 2015 by a 60 year old with a $100,000 premium payment. The GFIB Payment amount is $7,581.79.

The GFIB Payment Commencement Date is 10 years from the Policy Date. GFIB Payment amounts shown in Policy Years 1 through 9 are provided to note that GFIB Payments are determined as of the Policy Date and will not change unless the policyowner takes certain actions that are noted in this Prospectus. GFIB Payments will begin after the end of the tenth Policy Year (in bold below).

The Annual Gross Rate of Return for the Investment Divisions is -5%.

Age	End of Policy Year	Accumulation Value at Policy Year Start	Net Annual Return*	Automatic Income Benefit Purchases	Discretionary Income Benefit Purchases	Accumulation Value at Policy Year End	Income Purchase Rate (Average) **	Income Purchased	Funded Income Benefit	Cumulative Income Benefit Purchases	Unfunded Income Benefit	GFIB Payment Amount	Death Benefit
61	1	100,000.00	-7.75%	—	—	92,247.17	9.79%	—	—	—	7,581.79	7,581.79	100,000.00
62	2	92,247.17	-7.37%	24,288.40	—	61,163.63	9.23%	2,266.98	2,266.98	24,288.40	5,314.82	7,581.79	100,000.00
63	3	61,163.63	-6.75%	20,664.24	—	36,370.53	8.72%	1,832.31	4,099.29	44,952.64	3,482.51	7,581.79	100,000.00
64	4	36,370.53	-6.90%	12,278.51	—	21,581.39	8.25%	1,030.14	5,129.43	57,231.15	2,452.36	7,581.79	100,000.00
65	5	21,581.39	-7.21%	7,275.23	—	12,751.14	7.82%	578.29	5,707.73	64,506.38	1,874.07	7,581.79	100,000.00
66	6	12,751.14	-7.71%	4,287.33	—	7,480.38	7.40%	322.45	6,030.18	68,793.72	1,551.62	7,581.79	100,000.00
67	7	7,480.38	-8.64%	2,503.63	—	4,330.37	7.02%	178.54	6,208.72	71,297.35	1,373.07	7,581.79	100,000.00
68	8	4,330.37	-10.31%	1,437.29	—	2,446.53	6.67%	97.34	6,306.06	72,734.64	1,275.73	7,581.79	100,000.00
69	9	2,446.53	-13.42%	799.40	—	1,318.71	6.34%	51.49	6,357.55	73,534.04	1,224.25	7,581.79	100,000.00
70	10	1,318.71	-19.33%	1,063.83	—	—	5.90%	63.38	6,420.93	74,597.87	1,160.86	7,581.79	100,000.00
New York Life will make up the difference in the Funded Income Benefit to guarantee the GFIB Payments of $7,581.79 per year starting on the GFIB Payment Commencement Date.

The designated Payee will receive GFIB Payments of $7,581.79 per year starting on the GFIB Payment Commencement Date. The payments will continue for the life of the Annuitant(s).

If the Annuitant(s) dies before the total amount of GFIB Payments equal or exceed the minimum death benefit of the Policy after GFIB Payments have commenced, a death benefit as described in the Policy will be paid.

If the Annuitant(s) dies after the total amount of GFIB Payments equal or exceed the minimum death benefit of the Policy after GFIB Payments have commenced, no death benefit will be payable.

*	The Net Annual Return is the Annual Gross Rate of Return less the M&E Charge, GFIB Rider Fee, policy service charge, and an average Fund Fee of 1.00%.
**

Income Benefit Purchase Rates are subject to change. The current Income Benefit Purchase Rate may be higher or lower. The minimum Income Benefit Purchase Rate is the higher of the following three factors:

A =	NYLIAC’s current Income Benefit Purchase Rate in effect at the time of the income purchase;

B =	[0.9] multiplied by an Income Benefit Purchase Rate calculated based on the A2000 Mortality Table (no projection scale and no age setback) and 10-Year CMT Rate with a 3 day lag; or

C =	An Income Benefit Purchase Rate calculated based on the A2000 Mortality Table (no projection scale and no age setback) and one percent (1.0%).

We emphasize that the hypothetical investment rates of return shown above are illustrative only and you should not deem them to be a representation of past or future investment rates of return. Actual rates of return and Policy values may be more or less than those shown and will depend on a number of factors including the investment allocations made by a policyowner and the investment experience of the Separate Account. The death benefit and the Accumulation Value for a Policy would be different from those shown if the actual gross rates of return averaged -5%, 0% or 5% over a period of years, but also fluctuated above or below those averages for individual Policy Years. They would also be different if any partial surrenders were made. Neither NYLIAC, the Separate Account, nor the Funds represent that these hypothetical rates of return can be achieved for any one year or sustained over a period of time.

GFIB Rider Example with a Partial Withdrawal:

A New York Life Income Plus Variable Annuity with the GFIB Rider is purchased on June 1, 2015 by a 60 year old with a $100,000 premium payment. The GFIB Payment amount is $7,581.79.

The GFIB Payment Commencement Date is 10 years from the Policy Date. GFIB Payment amounts shown in Policy Years 1 through 9 are provided to note that GFIB Payments are determined as of the Policy Date and will not change unless the policyowner takes certain actions that are noted in this Prospectus. GFIB Payments will begin after the end of the tenth Policy Year (in bold below).

The Annual Gross Rate of Return for the Investment Divisions is 5%.

The client takes a $20,000 partial withdrawal in Policy Year 6.

Age	End of Policy Year	Accumulation Value at Policy Year Start	Net Annual Return*	Automatic Income Benefit Purchases	Partial Withdrawal	Accumulation Value at Policy Year End	Income Purchase Rate (Average) **	Income Purchased	Funded Income Benefit	Cumulative Income Benefit Purchases	Unfunded Income Benefit	GFIB Payment Amount	Death Benefit
61	1	100,000.00	2.11%	—	—	102,111.09	9.79%	—	—	—	7,581.79	7,581.79	102,111.09
62	2	102,111.09	1.49%	—	—	103,627.49	9.23%	—	—	—	7,581.79	7,581.79	103,627.49
63	3	103,627.49	1.50%	—	—	105,181.92	8.72%	—	—	—	7,581.79	7,581.79	105,181.92
64	4	105,181.92	1.51%	—	—	106,775.41	8.25%	—	—	—	7,581.79	7,581.79	106,775.41
65	5	106,775.41	1.19%	21,723.65	—	86,327.28	7.82%	1,731.74	1,731.74	21,723.65	5,850.05	7,581.79	108,050.93
66	6	86,327.28	0.31%	16,790.20	20,000.00	49,807.69	7.40%	1,268.56	3,000.30	38,513.85	4,581.49	6,195.07	88,321.53
67	7	49,807.69	1.16%	12,076.26	—	38,310.22	7.02%	864.15	3,864.46	50,590.11	3,717.34	6,195.07	88,900.33
68	8	38,310.22	1.20%	8,790.76	—	29,979.76	6.67%	597.48	4,461.94	59,380.88	3,119.86	6,195.07	89,360.63
69	9	29,979.76	1.23%	6,682.33	—	23,666.24	6.34%	431.93	4,893.87	66,063.20	2,687.93	6,195.07	89,729.44
70	10	23,666.24	0.93%	21,861.74	—	2,025.32	5.90%	1,301.20	6,195.07	87,924.95	1,386.73	6,195.07	89,950.26

The partial withdrawal lowers the GFIB Payments to $6,195.07.

The designated Payee will receive GFIB Payments of $6,195.07 per year starting on the GFIB Payment Commencement Date. The payments will continue for the life of the Annuitant(s).

If the Annuitant(s) dies before the total amount of GFIB Payments equal or exceed the minimum death benefit of the Policy after GFIB Payments have commenced, a death benefit as described in the Policy will be paid.

If the Annuitant(s) dies after the total amount of GFIB Payments equal or exceed the minimum death benefit of the Policy after GFIB Payments have commenced, no death benefit will be payable.

*	The Net Annual Return is the Annual Gross Rate of Return less the M&E Charge, GFIB Rider Fee, policy service charge, and an average Fund Fee of 1.00%.
**

Income Benefit Purchase Rates are subject to change. The current Income Benefit Purchase Rate may be higher or lower. The minimum Income Benefit Purchase Rate is the higher of the following three factors:

A =	NYLIAC’s current Income Benefit Purchase Rate in effect at the time of purchase;

B =	[0.9] multiplied by an Income Benefit Purchase Rate calculated based on the A2000 Mortality Table (no projection scale and no age setback) and 10-Year CMT Rate with a 3 day lag; or

C =	An Income Benefit Purchase Rate calculated based on the A2000 Mortality Table (no projection scale and no age setback) and one percent (1.0%).

We emphasize that the hypothetical investment rates of return shown above are illustrative only and you should not deem them to be a representation of past or future investment rates of return. Actual rates of return and Policy values may be more or less than those shown and will depend on a number of factors including the investment allocations made by a policyowner and the investment experience of the Separate Account. The death benefit and the Accumulation Value for a Policy would be different from those shown if the actual gross rates of return averaged -5%, 0% or 5% over a period of years, but also fluctuated above or below those averages for individual Policy Years. They would also be different if any partial surrenders were made. Neither NYLIAC, the Separate Account, nor the Funds represent that these hypothetical rates of return can be achieved for any one year or sustained over a period of time.

GFIB Rider Example with a Full Surrender:

A New York Life Income Plus Variable Annuity with the GFIB Rider is purchased on June 1, 2015 by a 60 year old with a $100,000 premium payment. The GFIB Payment amount is $7,581.79.

The GFIB Payment Commencement Date is 10 years from the Policy Date. GFIB Payment amounts shown in Policy Years 1 through 8 are provided to note that GFIB Payments are determined as of the Policy Date and will not change unless the policyowner takes certain actions that are noted in this Prospectus. GFIB Payments will begin after the end of the tenth Policy Year.

The Annual Gross Rate of Return for the Investment Divisions is 5%.

The client fully surrenders the Policy at the beginning of Policy Year 8 when surrender charges have expired.

Age	End of Policy Year	Accumulation Value at Policy Year Start	Net Annual Return*	Automatic Income Benefit Purchases	Accumulation Value at Policy Year End	Income Purchase Rate (Average) **	Income Purchased	Funded Income Benefit	Cumulative Income Benefit Purchases	Unfunded Income Benefit	GFIB Payment Amount	Death Benefit
61	1	100,000.00	2.11%	—	102,111.09	9.79%	—	—	—	7,581.79	7,581.79	102,111.09
62	2	102,111.09	1.49%	—	103,627.49	9.23%	—	—	—	7,581.79	7,581.79	103,627.49
63	3	103,627.49	1.50%	—	105,181.92	8.72%	—	—	—	7,581.79	7,581.79	105,181.92
64	4	105,181.92	1.51%	—	106,775.41	8.25%	—	—	—	7,581.79	7,581.79	106,775.41
65	5	106,775.41	1.19%	21,723.65	86,327.28	7.82%	1,731.74	1,731.74	21,723.65	5,850.05	7,581.79	108,050.93
66	6	86,327.28	1.13%	22,154.70	65,144.32	7.40%	1,671.57	3,403.31	43,878.35	4,178.48	7,581.79	109,022.67
67	7	65,144.32	1.18%	15,735.19	50,176.73	7.02%	1,125.97	4,529.29	59,613.53	3,052.51	7,581.79	109,790.26
68	8	50,176.73						4,529.29	59,613.53		4,529.29	59,613.53

The Accumulation Value of the policy at surrender is $50,176.73

The full surrender lowers the GFIB Payments to $4,529.29.

The designated Payee will receive GFIB Payments of $4,529.29 per year starting on the GFIB Payment

Commencement Date. The payments will continue for the life of the Annuitant(s).

If the Annuitant(s) dies before the total amount of GFIB Payments equal or exceed the minimum death benefit of the Policy after GFIB Payments have commenced, a death benefit as described in the Policy will be paid.

If the Annuitant(s) dies after the total amount of GFIB Payments equal or exceed the minimum death benefit of the Policy after GFIB Payments have commenced, no death benefit will be payable.

*	The Net Annual Return is the Annual Gross Rate of Return less the M&E Charge, GFIB Rider Fee, policy service charge, and an average Fund Fee of 1.00%.
**

Income Benefit Purchase Rates are subject to change. The current Income Benefit Purchase Rate may be higher or lower. The minimum Income Benefit Purchase Rate is the higher of the following three factors:

A =	NYLIAC’s current Income Benefit Purchase Rate in effect at the time of the income purchase;

B =	[0.9] multiplied by an Income Benefit Purchase Rate calculated based on the A2000 Mortality Table (no projection scale and no age setback) and 10-Year CMT Rate with a 3 day lag; or

C =	An Income Benefit Purchase Rate calculated based on the A2000 Mortality Table (no projection scale and no age setback) and one percent (1.0%).

We emphasize that the hypothetical investment rates of return shown above are illustrative only and you should not deem them to be a representation of past or future investment rates of return. Actual rates of return and Policy values may be more or less than those shown and will depend on a number of factors including the investment allocations made by a policyowner and the investment experience of the Separate Account. The death benefit and the Accumulation Value for a Policy would be different from those shown if the actual gross rates of return averaged -5%, 0% or 5% over a period of years, but also fluctuated above or below those averages for individual Policy Years. They would also be different if any partial surrenders were made. Neither NYLIAC, the Separate Account, nor the Funds represent that these hypothetical rates of return can be achieved for any one year or sustained over a period of time.

GFIB Rider Example with an Income Acceleration of the GFIB Payment Commencement Date:

A New York Life Income Plus Variable Annuity with the GFIB Rider is purchased on June 1, 2015 by a 60 year old with a $100,000 premium payment. The GFIB Payment amount is $7,581.79.

The GFIB Payment Commencement Date is 10 years from the Policy Date. GFIB Payment amounts shown in Policy Years 1 through 7 are provided to note that GFIB Payments are determined as of the Policy Date and will not change unless the policyowner takes certain actions that are noted in this Prospectus. GFIB Payments will begin after the end of the tenth Policy Year.

The Annual Gross Rate of Return for the Investment Divisions is 5%.

The client accelerates their GFIB Payments at the beginning of Policy Year 3 to begin at the end of Policy Year 7.

Age	End of Policy Year	Accumulation Value at Policy Year Start	Net Annual Return*	Automatic Income Benefit Purchases	Accumulation Value at Policy Year End	Income Purchase Rate (Average)**	Income Purchased	Funded Income Benefit	Cumulative Income Benefit Purchases	Unfunded Income Benefit	GFIB Payment Amount	Death Benefit
61	1	100,000.00	2.11%	—	102,111.09	9.79%	—	—	—	7,581.79	7,581.79	102,111.09
62	2	102,111.09	1.49%	—	103,627.49	9.23%	—	—	—	7,581.79	7,581.79	103,627.49
63	3	103,627.49	1.50%	—	105,181.92	6.97%	—	—	—	5,803.64	5,803.64	105,181.92
64	4	105,181.92	1.51%	—	106,775.41	6.62%	—	—	—	5,803.64	5,803.64	106,775.41
65	5	106,775.41	1.54%	—	108,416.38	6.31%	—	—	—	5,803.64	5,803.64	108,416.38
66	6	108,416.38	1.44%	8,840.80	101,138.54	6.01%	535.18	535.18	8,840.80	5,268.46	5,803.64	109,979.34
67	7	101,138.54	0.88%	93,115.15	8,917.16	5.62%	5,268.46	5,803.64	101,955.95	—	5,803.64	110,873.10

The acceleration of the GFIB Payment Commencement Date lowers the GFIB Payments to $5,803.64.

The designated Payee will receive GFIB Payments of $5,803.64 per year starting on the GFIB Payment Commencement Date (which is now the end of Policy Year 7). The payments will continue for the life of the Annuitant(s).

If the Annuitant(s) dies before the total amount of GFIB Payments equal or exceed the minimum death benefit of the Policy after GFIB Payments have commenced, a death benefit as described in the Policy will be paid.

If the Annuitant(s) dies after the total amount of GFIB Payments equal or exceed the minimum death benefit of the Policy after GFIB Payments have commenced, no death benefit will be payable.

*	The Net Annual Return is the Annual Gross Rate of Return less the M&E Charge, GFIB Rider Fee, policy service charge, and an average Fund Fee of 1.00%.
**

Income Benefit Purchase Rates are subject to change. The current Income Benefit Purchase Rate may be higher or lower. The minimum Income Benefit Purchase Rate is the higher of the following three factors:

A =	NYLIAC’s current Income Benefit Purchase Rate in effect at the time of the income purchase;

B =	[0.9] multiplied by an Income Benefit Purchase Rate calculated based on the A2000 Mortality Table (no projection scale and no age setback) and 10-Year CMT Rate with a 3 day lag; or

C =	An Income Benefit Purchase Rate calculated based on the A2000 Mortality Table (no projection scale and no age setback) and one percent (1.0%).

We emphasize that the hypothetical investment rates of return shown above are illustrative only and you should not deem them to be a representation of past or future investment rates of return. Actual rates of return and Policy values may be more or less than those shown and will depend on a number of factors including the investment allocations made by a policyowner and the investment experience of the Separate Account. The death benefit and the Accumulation Value for a Policy would be different from those shown if the actual gross rates of return averaged -5%, 0% or 5% over a period of years, but also fluctuated above or below those averages for individual Policy Years. They would also be different if any partial surrenders were made. Neither NYLIAC, the Separate Account, nor the Funds represent that these hypothetical rates of return can be achieved for any one year or sustained over a period of time.

GFIB Rider Example with a Deferral of the GFIB Payment Commencement Date:

A New York Life Income Plus Variable Annuity with the GFIB Rider is purchased on June 1, 2015 by a 60 year old with a $100,000 premium payment. The GFIB Payment amount is $7,581.79.

The GFIB Payment Commencement Date is 10 years from the Policy Date. GFIB Payment amounts shown in Policy Years 1 through 13 are provided to note that GFIB Payments are determined as of the Policy Date and will not change unless the policyowner takes certain actions that are noted in this Prospectus. GFIB Payments will begin after the end of the tenth Policy Year.

The Annual Gross Rate of Return for the Investment Divisions is 5%.

The client defers their payments at the beginning of Policy Year 3 to begin at the end of Policy Year 13.

Age	End of Policy Year	Accumulation Value at Policy Year Start	Net Annual Return*	Automatic Income Benefit Purchases	Accumulation Value at Policy Year End	Income Purchase Rate (Average)**	Income Purchased	Funded Income Benefit	Cumulative Income Benefit Purchases	Unfunded Income Benefit	GFIB Payment Amount	Death Benefit
61	1	100,000.00	2.11%	—	102,111.09	9.79%	—	—	—	7,581.79	7,581.79	102,111.09
62	2	102,111.09	1.49%	—	103,627.49	9.23%	—	—	—	7,581.79	7,581.79	103,627.49
63	3	103,627.49	1.50%	—	105,181.92	11.34%	—	—	—	9,166.52	9,166.52	105,181.92
64	4	105,181.92	1.51%	—	106,775.41	10.62%	—	—	—	9,166.52	9,166.52	106,775.41
65	5	106,775.41	1.54%	—	108,416.38	9.99%	—	—	—	9,166.52	9,166.52	108,416.38
66	6	108,416.38	1.35%	15,428.03	94,448.42	9.41%	1,468.64	1,468.64	15,428.03	7,697.88	9,166.52	109,876.45
67	7	94,448.42	1.09%	25,943.07	69,537.25	8.88%	2,349.60	3,818.24	41,371.11	5,348.28	9,166.52	110,908.36
68	8	69,537.25	1.12%	18,202.15	52,112.03	8.39%	1,558.47	5,376.71	59,573.26	3,789.81	9,166.52	111,685.29
69	9	52,112.03	1.10%	14,421.41	38,261.62	7.92%	1,164.12	6,540.83	73,994.67	2,625.69	9,166.52	112,256.29
70	10	38,261.62	1.08%	10,113.96	28,562.41	7.49%	772.19	7,313.01	84,108.63	1,853.51	9,166.52	112,671.04
71	11	28,562.41	1.05%	7,298.60	21,564.12	7.09%	527.79	7,840.80	91,407.23	1,325.72	9,166.52	112,971.35
72	12	21,564.12	0.99%	5,439.94	16,336.68	6.73%	373.03	8,213.83	96,847.18	952.69	9,166.52	113,183.85
73	13	16,336.68	0.61%	15,165.00	1,271.98	6.23%	952.69	9,166.52	112,012.17	—	9,166.52	113,284.16

The deferral of the GFIB Payment Commencement Date increases the GFIB Payments to $9,166.52.

The designated Payee will receive GFIB Payments of $9,166.52 per year starting on the GFIB Payment Commencement Date (which is now the end of Policy Year 13). The payments will continue for the life of the Annuitant(s).

If the Annuitant(s) dies before the total amount of GFIB Payments equal or exceed the minimum death benefit of the Policy after GFIB Payments have commenced, a death benefit as described in the Policy will be paid.

If the Annuitant dies after the total amount of GFIB Payments equal or exceed the minimum death benefit of the Policy after GFIB Payments have commenced, no death benefit will be payable.

*	The Net Annual Return is the Annual Gross Rate of Return less the M&E Charge, GFIB Rider Fee, policy service charge, and an average Fund Fee of 1.00%.
**

Income Benefit Purchase Rates are subject to change. The current Income Benefit Purchase Rate may be higher or lower. The minimum Income Benefit Purchase Rate is the higher of the following three factors:

A =	NYLIAC’s current Income Benefit Purchase Rate in effect at the time of the income purchase;

B =	[0.9] multiplied by an Income Benefit Purchase Rate calculated based on the A2000 Mortality Table (no projection scale and no age setback) and 10-Year CMT Rate with a 3 day lag; or

C =	An Income Benefit Purchase Rate calculated based on the A2000 Mortality Table (no projection scale and no age setback) and one percent (1.0%).

We emphasize that the hypothetical investment rates of return shown above are illustrative only and you should not deem them to be a representation of past or future investment rates of return. Actual rates of return and Policy values may be more or less than those shown and will depend on a number of factors including the investment allocations made by a policyowner and the investment experience of the Separate Account. The death benefit and the Accumulation Value for a Policy would be different from those shown if the actual gross rates of return averaged -5%, 0% or 5% over a period of years, but also fluctuated above or below those averages for individual Policy Years. They would also be different if any partial surrenders were made. Neither NYLIAC, the Separate Account, nor the Funds represent that these hypothetical rates of return can be achieved for any one year or sustained over a period of time.

GFIB Rider Example with a Partial Annuitization:

A New York Life Income Plus Variable Annuity with the GFIB Rider is purchased on June 1, 2015 by a 60 year old with a $100,000 premium payment. The GFIB Payment amount is $7,581.79.

The GFIB Payment Commencement Date is 10 years from the Policy Date. GFIB Payment amounts shown in Policy Years 1 through 9 are provided to note that GFIB Payments are determined as of the Policy Date and will not change unless the policyowner takes certain actions that are noted in this Prospectus. GFIB Payments will begin after the end of the tenth Policy Year (in bold below).

The Annual Gross Rate of Return for the Investment Divisions is 5%.

The client partially annuitizes $20,000 of the Policy’s Accumulation Value in Policy Year 6.

Age	End of Policy Year	Accumulation Value at Policy Year Start	Net Annual Return*	Automatic Income Benefit Purchases	Partial Annuitization	Accumulation Value at Policy Year End	Income Purchase Rate (average) **	Income Purchased	Funded Income Benefit	Cumulative Income Benefit Purchases	Unfunded Income Benefit	GFIB Payment Amount	Death Benefit
61	1	100,000.00	2.11%	—	—	102,111.09	9.79%	—	—	—	7,581.79	7,581.79	102,111.09
62	2	102,111.09	1.49%	—	—	103,627.49	9.23%	—	—	—	7,581.79	7,581.79	103,627.49
63	3	103,627.49	1.50%	—	—	105,181.92	8.72%	—	—	—	7,581.79	7,581.79	105,181.92
64	4	105,181.92	1.51%	—	—	106,775.41	8.25%	—	—	—	7,581.79	7,581.79	106,775.41
65	5	106,775.41	1.19%	21,723.65	—	86,327.28	7.82%	1,731.74	1,731.74	21,723.65	5,850.05	7,581.79	108,050.93
66	6	86,327.28	0.83%	16,708.65	20,000.00	50,338.54	7.40%	1,262.36	2,994.10	38,432.30	3,228.81	6,222.92	88,770.84
67	7	50,338.54	1.16%	12,202.91	—	38,720.96	7.02%	873.22	3,867.32	50,635.21	2,355.60	6,222.92	89,356.17
68	8	38,720.96	1.20%	8,882.92	—	30,303.64	6.67%	603.74	4,471.06	59,518.13	1,751.85	6,222.92	89,821.77
69	9	30,303.64	1.23%	6,752.40	—	23,924.41	6.34%	436.46	4,907.52	66,270.53	1,315.39	6,222.92	90,194.94
70	10	23,924.41	0.93%	22,100.24	—	2,047.74	5.90%	1,315.39	6,222.92	88,370.77	—	6,222.92	90,418.52

The partial annuitization results in Variable Account Annuity Income Payments of $1,156.64 annually starting on the Variable Account Annuity Commencement Date (which is typically longer than the GFIB Payment Commencement Date).

The partial annuitization lowers the GFIB Payments to $6,222.92.

The designated Payee will receive GFIB Payments of $6,222.92 per year starting on the GFIB Payment

Commencement Date. The payments will continue for the life of the Annuitant(s).

If the Annuitant(s) dies before the total amount of GFIB Payments equal or exceed the minimum death benefit of the Policy after GFIB Payments have commenced, a death benefit as described in the Policy will be paid.

If the Annuitant(s) dies after the total amount of GFIB Payments equal or exceed the minimum death benefit of the Policy after GFIB Payments have commenced, no death benefit will be payable.

*	The Net Annual Return is the Annual Gross Rate of Return less the M&E Charge, GFIB Rider Fee, policy service charge, and an average Fund Fee of 1.00%.
**

Income Benefit Purchase Rates are subject to change. The current Income Benefit Purchase Rate may be higher or lower. The minimum Income Benefit Purchase Rate is the higher of the following three factors:

A =	NYLIAC’s current Income Benefit Purchase Rate in effect at the time of the income purchase;

B =	[0.9] multiplied by an Income Benefit Purchase Rate calculated based on the A2000 Mortality Table (no projection scale and no age setback) and 10-Year CMT Rate with a 3 day lag; or

C =	An Income Benefit Purchase Rate calculated based on the A2000 Mortality Table (no projection scale and no age setback) and one percent (1.0%).

We emphasize that the hypothetical investment rates of return shown above are illustrative only and you should not deem them to be a representation of past or future investment rates of return. Actual rates of return and Policy values may be more or less than those shown and will depend on a number of factors including the investment allocations made by a policyowner and the investment experience of the Separate Account. The death benefit and the Accumulation Value for a Policy would be different from those shown if the actual gross rates of return averaged -5%, 0% or 5% over a period of years, but also fluctuated above or below those averages for individual Policy Years. They would also be different if any partial surrenders were made. Neither NYLIAC, the Separate Account, nor the Funds represent that these hypothetical rates of return can be achieved for any one year or sustained over a period of time.

GFIB Rider Example with a Full Annuitization:

A New York Life Income Plus Variable Annuity with the GFIB Rider is purchased on June 1, 2015 by a 60 year old with a $100,000 premium payment. The GFIB Payment is $7,581.79.

The GFIB Payment Commencement Date is 10 years from the Policy Date. GFIB Payment amounts shown in Policy Years 1 through 8 are provided to note that GFIB Payments are determined as of the Policy Date and will not change unless the policyowner takes certain actions that are noted in this Prospectus. GFIB Payments will begin after the end of the tenth Policy Year.

The Annual Gross Rate of Return for the Investment Divisions is 5%.

The client fully annuitizes the Policy’s Accumulation Value at the beginning of Policy Year 8.

Age	End of Policy Year	Accumulation Value at Policy Year Start	Net Annual Return*	Automatic Income Benefit Purchases	Accumulation Value at Policy Year End	Income Purchase Rate (Average)**	Income Purchased	Funded Income Benefit	Cumulative Income Benefit Purchases	Unfunded Income Benefit	GFIB Payment Amount	Death Benefit
61	1	100,000.00	2.11%	—	102,111.09	9.79%	—	—	—	7,581.79	7,581.79	102,111.09
62	2	102,111.09	1.49%	—	103,627.49	9.23%	—	—	—	7,581.79	7,581.79	103,627.49
63	3	103,627.49	1.50%	—	105,181.92	8.72%	—	—	—	7,581.79	7,581.79	105,181.92
64	4	105,181.92	1.51%	—	106,775.41	8.25%	—	—	—	7,581.79	7,581.79	106,775.41
65	5	106,775.41	1.19%	21,723.65	86,327.28	7.82%	1,731.74	1,731.74	21,723.65	5,850.05	7,581.79	108,050.93
66	6	86,327.28	1.13%	22,154.70	65,144.32	7.40%	1,671.57	3,403.31	43,878.35	4,178.48	7,581.79	109,022.67
67	7	65,144.32	1.18%	15,735.19	50,176.73	7.02%	1,125.97	4,529.29	59,613.53	3,052.51	7,581.79	109,790.26
68	8	50,176.73						4,529.29	59,613.53		4,529.29	59,613.53

The full annuitization of $50,176.73 at the beginning of Policy Year 8 results in Variable Account Annuity Income Payments of $2,996.54 annually starting on the Variable Account Annuity Commencement Date (which is typically longer than the GFIB Payment Commencement Date).

The full annuitization lowers the GFIB Payment to $4,529.29.

The designated Payee will receive GFIB Payments of $4,529.29 per year starting on the GFIB Payment Commencement Date. The payments will continue for the life of the Annuitant(s).

If the Annuitant(s) dies before the total amount of GFIB Payments equal or exceed the minimum death benefit of the Policy after GFIB Payments have commenced, a death benefit as described in the Policy will be paid.

If the Annuitant(s) dies after the total amount of GFIB Payments equal or exceed the minimum death benefit of the Policy after GFIB Payments have commenced, no death benefit will be payable.

*	The Net Annual Return is the Annual Gross Rate of Return less the M&E Charge, GFIB Rider Fee, policy service charge, and an average Fund Fee of 1.00%.
**

Income Benefit Purchase Rates are subject to change. The current Income Benefit Purchase Rate may be higher or lower. The minimum Income Benefit Purchase Rate is the higher of the following three factors:

A =	NYLIAC’s current Income Benefit Purchase Rate in effect at the time of the income purchase;

B =	[0.9] multiplied by an Income Benefit Purchase Rate calculated based on the A2000 Mortality Table (no projection scale and no age setback) and 10-Year CMT Rate with a 3 day lag; or

C =	An Income Benefit Purchase Rate calculated based on the A2000 Mortality Table (no projection scale and no age setback) and one percent (1.0%).

We emphasize that the hypothetical investment rates of return shown above are illustrative only and you should not deem them to be a representation of past or future investment rates of return. Actual rates of return and Policy values may be more or less than those shown and will depend on a number of factors including the investment allocations made by a policyowner and the investment experience of the Separate Account. The death benefit and the Accumulation Value for a Policy would be different from those shown if the actual gross rates of return averaged -5%, 0% or 5% over a period of years, but also fluctuated above or below those averages for individual Policy Years. They would also be different if any partial surrenders were made. Neither NYLIAC, the Separate Account, nor the Funds represent that these hypothetical rates of return can be achieved for any one year or sustained over a period of time.

APPENDIX C — INVESTMENT DIVISION RESTRICTIONS (FOR POLICIES PURCHASED PRIOR TO MAY 1, 2013)

Asset Allocation Categories:

Category A:
Minimum Allocation	20%
Maximum Allocation	100%

Category A Funds

MainStay VP Bond		MainStay VP U.S. Government Money Market
MainStay VP Floating Rate		BlackRock® High Yield V.I. Fund
MainStay VP Indexed Bond		Columbia Variable Portfolio — Emerging Markets Bond
MainStay VP MacKay Government		PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)
MainStay VP MacKay High Yield Corporate Bond		PIMCO VIT Low Duration Portfolio
MainStay VP MacKay Unconstrained Bond		PIMCO VIT Total Return Portfolio
MainStay VP PIMCO Real Return

Category B:
Minimum Allocation	0%
Maximum Allocation	80%

Category B Funds

MainStay VP Balanced		MainStay VP Moderate Growth Allocation
MainStay VP Conservative Allocation		MainStay VP T. Rowe Price Equity Income
MainStay VP Epoch U.S. Equity Yield		American Funds IS Asset Allocation Fund
MainStay VP Fidelity Institutional AM® Utilities		American Funds IS Blue Chip Income and Growth
MainStay VP Growth Allocation		American Funds IS Growth Fund
MainStay VP Income Builder		BlackRock® Global Allocation V.I. Fund
MainStay VP IQ Hedge Multi-Strategy		ClearBridge Variable Appreciation Portfolio
MainStay VP Janus Henderson Balanced		DWS Alternative Asset Allocation VIP
MainStay VP Large Cap Growth		Fidelity® VIP ContrafundSM Portfolio
MainStay VP MacKay Common Stock		Fidelity® VIP FundsManager® 60% Portfolio
MainStay VP MacKay Convertible		Fidelity® VIP Growth Opportunities Portfolio
MainStay VP MacKay Growth		MFS® Investors Trust Series
MainStay VP MacKay S&P 500 Index		MFS® Research Series
MainStay VP Moderate Allocation		Victory VIF Diversified Stock Fund

Category C:
Minimum Allocation	0%
Maximum Allocation	20%

Category C Funds

MainStay VP Cushing Renaissance Advantage		Fidelity® VIP Emerging Markets Portfolio
MainStay VP Eagle Small Cap Growth		Fidelity® VIP Equity-Income PortfolioSM
MainStay VP Emerging Markets Equity		Fidelity® VIP Health Care Portfolio
MainStay VP MacKay International Equity		Fidelity® VIP International Index Portfolio
MainStay VP MacKay Mid Cap Core		Fidelity® VIP Mid Cap Portfolio
MainStay VP MacKay Small Cap Core		Invesco V.I. American Value Fund

C-1

MainStay VP Mellon Natural Resources	Invesco V.I. International Growth Fund
American Funds IS Global Small Capitalization Fund	Janus Henderson Enterprise Portfolio
American Funds IS New World Fund®	Janus Henderson Global Research Portfolio
Columbia Variable Portfolio — Commodity Strategy	MFS® International Value Portfolio
Columbia Variable Portfolio — Small Cap Value	Morgan Stanley VIF U.S. Real Estate Portfolio
Delaware VIP® Small Cap Value Series	Neuberger Berman AMT Mid Cap Growth Portfolio
Dreyfus IP Technology Growth Portfolio

C-2

APPENDIX D — INVESTMENT DIVISION RESTRICTIONS (FOR POLICIES PURCHASED ON OR AFTER MAY 1, 2013 AND PRIOR TO MAY 1, 2014)

Asset Allocation Categories:

Category A:
Minimum Allocation	30%
Maximum Allocation	100%

Category A Funds

MainStay VP Bond		MainStay VP U.S. Government Money Market
MainStay VP Floating Rate		BlackRock® High Yield V.I. Fund
MainStay VP Indexed Bond		Columbia Variable Portfolio — Emerging Markets Bond
MainStay VP MacKay Government		PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)
MainStay VP MacKay High Yield Corporate Bond		PIMCO VIT Low Duration Portfolio
MainStay VP MacKay Unconstrained Bond		PIMCO VIT Total Return Portfolio
MainStay VP PIMCO Real Return

Category B:
Minimum Allocation	0%
Maximum Allocation	70%

Category B Funds

MainStay VP Balanced		MainStay VP Moderate Growth Allocation
MainStay VP Conservative Allocation		MainStay VP T. Rowe Price Equity Income
MainStay VP Epoch U.S. Equity Yield		American Funds IS Asset Allocation Fund
MainStay VP Fidelity Institutional AM® Utilities		American Funds IS Blue Chip Income and Growth
MainStay VP Growth Allocation		American Funds IS Growth Fund
MainStay VP Income Builder		BlackRock® Global Allocation V.I. Fund
MainStay VP IQ Hedge Multi-Strategy		ClearBridge Variable Appreciation Portfolio
MainStay VP Janus Henderson Balanced		DWS Alternative Asset Allocation VIP
MainStay VP Large Cap Growth		Fidelity® VIP ContrafundSM Portfolio
MainStay VP MacKay Common Stock		Fidelity® VIP FundsManager® 60% Portfolio
MainStay VP MacKay Convertible		Fidelity® VIP Growth Opportunities Portfolio
MainStay VP MacKay Growth		MFS® Investors Trust Series
MainStay VP MacKay S&P 500 Index		MFS® Research Series
MainStay VP Moderate Allocation		Victory VIF Diversified Stock Fund

Category C:
Minimum Allocation	0%
Maximum Allocation	10%

Category C Funds

MainStay VP Cushing Renaissance Advantage

MainStay VP Eagle Small Cap Growth

MainStay VP Emerging Markets Equity

MainStay VP MacKay International Equity

MainStay VP MacKay Mid Cap Core

MainStay VP MacKay Small Cap Core

MainStay VP Mellon Natural Resources

American Funds IS Global Small Capitalization Fund

American Funds IS New World Fund®

Columbia Variable Portfolio — Commodity Strategy

Columbia Variable Portfolio — Small Cap Value

Delaware VIP® Small Cap Value Series

Dreyfus IP Technology Growth Portfolio

Fidelity® VIP Emerging Markets Portfolio

Fidelity® VIP Equity-Income PortfolioSM

Fidelity® VIP Health Care Portfolio

Fidelity® VIP International Index Portfolio

Fidelity® VIP Mid Cap Portfolio

Invesco V.I. American Value Fund

Invesco V.I. International Growth Fund

Janus Henderson Enterprise Portfolio

Janus Henderson Global Research Portfolio

MFS® International Value Portfolio

Morgan Stanley VIF U.S. Real Estate Portfolio

Neuberger Berman AMT Mid Cap Growth Portfolio

D-1

APPENDIX E — INVESTMENT DIVISION RESTRICTIONS (FOR POLICIES PURCHASED ON OR AFTER MAY 1, 2014)

Asset Allocation Categories:

Category A:
Minimum Allocation	30%
Maximum Allocation	100%

Category A Funds

MainStay VP Bond		MainStay VP U.S. Government Money Market
MainStay VP Floating Rate		BlackRock® High Yield V.I. Fund
MainStay VP Indexed Bond		Columbia Variable Portfolio — Emerging Markets Bond
MainStay VP MacKay Government		PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)
MainStay VP MacKay High Yield Corporate Bond		PIMCO VIT Low Duration Portfolio
MainStay VP MacKay Unconstrained Bond		PIMCO VIT Total Return Portfolio
MainStay VP PIMCO Real Return

Category B:
Minimum Allocation	0%
Maximum Allocation	70%

Category B Funds

MainStay VP Balanced		MainStay VP Moderate Growth Allocation
MainStay VP Conservative Allocation		MainStay VP T. Rowe Price Equity Income
MainStay VP Epoch U.S. Equity Yield		American Funds IS Asset Allocation Fund
MainStay VP Fidelity Institutional AM® Utilities		American Funds IS Blue Chip Income and Growth
MainStay VP Growth Allocation		American Funds IS Growth Fund
MainStay VP Income Builder		BlackRock® Global Allocation V.I. Fund
MainStay VP IQ Hedge Multi-Strategy		ClearBridge Variable Appreciation Portfolio
MainStay VP Janus Henderson Balanced		DWS Alternative Asset Allocation VIP
MainStay VP Large Cap Growth		Fidelity® VIP ContrafundSM Portfolio
MainStay VP MacKay Common Stock		Fidelity® VIP FundsManager® 60% Portfolio
MainStay VP MacKay Convertible		Fidelity® VIP Growth Opportunities Portfolio
MainStay VP MacKay Growth		MFS® Investors Trust Series
MainStay VP MacKay S&P 500 Index		MFS® Research Series
MainStay VP Moderate Allocation		Victory VIF Diversified Stock Fund

Category C:
Minimum Allocation	0%
Maximum Allocation	10%

Category C Funds

MainStay VP Cushing Renaissance Advantage

MainStay VP Eagle Small Cap Growth

MainStay VP Emerging Markets Equity

MainStay VP MacKay International Equity

MainStay VP MacKay Mid Cap Core

MainStay VP MacKay Small Cap Core

MainStay VP Mellon Natural Resources

American Funds IS Global Small Capitalization Fund

American Funds IS New World Fund®

Columbia Variable Portfolio — Commodity Strategy

Columbia Variable Portfolio — Small Cap Value

Delaware VIP® Small Cap Value Series

Dreyfus IP Technology Growth Portfolio

Fidelity® VIP Emerging Markets Portfolio

Fidelity® VIP Equity-Income PortfolioSM

Fidelity® VIP Health Care Portfolio

Fidelity® VIP International Index Portfolio

Fidelity® VIP Mid Cap Portfolio

Invesco V.I. American Value Fund

Invesco V.I. International Growth Fund

Janus Henderson Enterprise Portfolio

Janus Henderson Global Research Portfolio

MFS® International Value Portfolio

Morgan Stanley VIF U.S. Real Estate Portfolio

Neuberger Berman AMT Mid Cap Growth Portfolio

E-1

APPENDIX F —ASSET ALLOCATION MODELS AVAILABLE WITH THE GFIB RIDER

Asset Allocation Models

Moderately Aggressive

10% MainStay VP MacKay S&P 500 Index

10% DWS Alternative Asset Allocation VIP

  7% PIMCO VIT Total Return Portfolio

  7% MainStay VP MacKay High Yield Corporate Bond

  7% American Funds IS Blue Chip Income and Growth Fund

  7% MainStay VP MacKay Mid Cap Core

  6% MainStay VP Bond

  6% MFS® Investors Trust Series

  5% MainStay VP PIMCO Real Return

  5% Columbia Variable Portfolio — Emerging Markets Bond

  5% MFS® Research Series

  5% Fidelity® VIP Equity-Income PortfolioSM

  5% ClearBridge Variable Appreciation Portfolio

  5% MainStay VP MacKay International Equity

  5% American Funds IS New World Fund®

  5% MFS® International Value Portfolio

Moderately Conservative

10% MainStay VP Bond

10% PIMCO VIT Total Return Portfolio

10% DWS Alternative Asset Allocation VIP

  9% MainStay VP Indexed Bond

  8% MainStay VP MacKay Government

  7% MainStay VP MacKay High Yield Corporate Bond

  6% MainStay VP PIMCO Real Return

  5% PIMCO VIT International Bond Port (U.S. Dollar-Hedged)

  5% Columbia Variable Portfolio — Emerging Markets Bond

  5% MainStay VP MacKay S&P 500 Index

  5% MFS® Investors Trust Series

  5% MFS® Research Series

  5% Fidelity® VIP Equity-Income PortfolioSM

  5% American Funds IS Blue Chip Income and Growth Fund

  5% MainStay VP MacKay Mid Cap Core

Moderate

10% MainStay VP MacKay S&P 500 Index

10% DWS Alternative Asset Allocation VIP

  8% MainStay VP Bond

  7% PIMCO VIT Total Return Portfolio

  7% MainStay VP Indexed Bond

  7% MainStay VP MacKay High Yield Corporate Bond

  6% MainStay VP MacKay Government

  5% MainStay VP PIMCO Real Return

  5% Columbia Variable Portfolio — Emerging Markets Bond

  5% MFS® Investors Trust Series

  5% MFS® Research Series

  5% Fidelity® VIP Equity-Income PortfolioSM

  5% American Funds IS Blue Chip Income and Growth Fund

  5% MainStay VP MacKay Mid Cap Core

  5% American Funds IS New World Fund®

  5% MFS® International Value Portfolio

Conservative

14% PIMCO VIT International Bond Port (U.S. Dollar-Hedged)

12% MainStay VP Bond

11% PIMCO VIT Total Return Portfolio

10% MainStay VP MacKay Government

10% MainStay VP Indexed Bond

10% DWS Alternative Asset Allocation VIP

  7% MainStay VP PIMCO Real Return

  7% MainStay VP MacKay High Yield Corporate Bond

  5% Columbia Variable Portfolio — Emerging Markets Bond   4% BlackRock® High Yield V.I. Fund

  4% American Funds IS Blue Chip Income and Growth Fund   3% MFS® Research Series

  3% MainStay VP MacKay Mid Cap Core

F-1

Statement of Additional Information

May 1, 2019

for

New York Life Income Plus Variable Annuity

From

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a Delaware Corporation)

51 Madison Avenue, Room 251

New York, New York 10010

Investing in

NYLIAC Variable Annuity Separate Account-III

This Statement of Additional Information (“SAI”) is not a prospectus. This SAI contains information that expands upon subjects discussed in the current New York Life Income Plus Variable Annuity Prospectus. You should read the SAI in conjunction with the current New York Life Income Plus Variable Annuity Prospectus dated May 1, 2019. You may obtain a copy of the Prospectus by calling NYLIAC at (800) 598-2019 or writing to NYLIAC Variable Products Service Center, Madison Square Station, P.O. Box 922, New York, NY 10159. Terms used but not defined in this SAI have the same meaning as in the current New York Life Income Plus Variable Annuity Prospectus.

THE POLICIES

The following provides additional information about the policies and supplements the description in the Prospectus.

Valuation of Accumulation Units

Accumulation Units are valued separately for each Investment Division of the Separate Account. The method used for valuing Accumulation Units in each Investment Division is the same. We arbitrarily set the value of each Accumulation Unit as of the date operations began for the Investment Division. Thereafter, the value of an Accumulation Unit of an Investment Division for any Business Day equals the value of an Accumulation Unit in that Investment Division as of the immediately preceding Business Day multiplied by the “Net Investment Factor” for that Investment Division for the current Business Day.

We determine the Net Investment Factor for the M&E Charge for each Investment Division for any period from the close of the preceding Business Day to the close of the current Business Day (the “Valuation Period”) by the following formula:

(a/b) – c

Where: a = the result of:

(1) the net asset value per share of the Eligible Portfolio shares held in the Investment Division determined at the end of the current Valuation Period, plus

(2) the per share amount of any dividend or capital gain distribution made by the Eligible Portfolio for shares held in the Investment Division if the “ex-dividend” date occurs during the current Valuation Period;

b =	the net asset value per share of the Eligible Portfolio shares held in the Investment Division determined as of the end of the immediately preceding Valuation Period; and
c =	the daily Mortality and Expense Risk and Administrative Costs charge, which is 1/365th* of the annual Mortality and Expense Risk and Administrative Costs Charge shown on the Policy Data Page.
*	In a leap year, this calculation is based on 366 days.

The Net Investment Factor may be greater or less than one. Therefore, the value of an Accumulation Unit in an Investment Division may increase or decrease from Valuation Period to Valuation Period.

Automatic Income Benefit Purchase Formula

A pre-defined and non-discretionary Automatic Income Benefit Purchase Formula will be used to deduct a portion of the Variable Accumulation Value as an Automatic Income Benefit Purchase. Automatic Income Benefit Purchases are used to fund the GFIB Payments. Each Automatic Income Benefit Purchase reduces the Unfunded Income Benefit and concurrently increases the Funded Income Benefit. The Automatic Income Benefit Purchase Formula will be used to determine if an Automatic Income Benefit Purchase is required and the amount of the required Automatic Income Benefit Purchase.

AUTOMATIC INCOME BENEFIT PURCHASE FORMULA:

Target Ratio: TRt = (UIBt ÷ PRt) ÷ Vt

Quarterly Automatic Income Benefit Purchase Calculation:

AIBPt = Minimum [C* PQV, Vt × {1 – Minimum [1, m x (1 –TRt)]}]

Final Automatic Income Benefit Purchase Calculation:

AIBPt = Minimum (UIBt ÷ PRt,Vt)

•	t = Time (current Business Day)

•	AIBP = Automatic Income Benefit Purchase

•	IBP = Income Benefit Purchase (Automatic Income Benefit Purchase or Discretionary Income Benefit Purchase)

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•

PR = Income Benefit Purchase Rate: The amount of income purchased per dollar of Variable Accumulation Value applied to purchase the income. The income purchase rate in effect for an Automatic Income Benefit Purchase and a Discretionary Income Benefit Purchase at the time a purchase is processed.

•	FIB = Funded Income Benefit

•	UIB = Unfunded Income Benefit

•	V = Accumulation Value

•

TR = Target Ratio: The ratio of the Variable Accumulation Value required to purchase the Unfunded Income Benefit relative to the current Accumulation Value in the Policy at the time a purchase is processed.

•

C = Cap: The maximum percentage 10% of the prior quarter-end Policy’s Accumulation Value, on the first Business Day of the prior Policy quarter, that can be used to make an Automatic Income Benefit Purchase, except for the final Automatic Income Benefit Purchase. The Cap percentage is established on the Policy Date and will not change while this Policy is in effect.

•	PQV = The Policy’s Accumulation Value on the first Business Day of the prior Policy quarter.

•	m = Target Threshold [8].

The Automatic Income Benefit Purchase Formula will be applied on the second Policy quarter and every subsequent Policy quarter, except for the final Automatic Income Benefit Purchase, as described below, until the GFIB Payment Commencement Date. If this formula determines that an Automatic Income Benefit Purchase is required, the purchase will be processed on the same day that the formula is applied. With the exception of the final Automatic Income Benefit Purchase, each Automatic Income Benefit Purchase is subject to a maximum of ten percent (10%) of the Accumulation Value as of the first Business Day of the prior Policy quarter.

Final Automatic Income Benefit Purchase

A final application of the Automatic Income Benefit Purchase Formula will be made twenty (20) Business Days immediately preceding the GFIB Payment Commencement Date to determine if a final Automatic Income Benefit Purchase is necessary, and the amount of the required Automatic Income Benefit Purchase. We will provide notification to you of the upcoming final application of the Automatic Income Benefit Purchase Formula thirty (30) calendar days in advance of the final formula application date. If a purchase is required, it will be processed on the same day that the formula is applied. Following the final Automatic Income Benefit Purchase, if any, we will send you a written confirmation stating the amount of the purchase. Please examine this confirmation carefully. Within five (5) days of the GFIB Payment Commencement Date, you may cancel the final Automatic Income Benefit Purchase by returning the confirmation to Us with a request to cancel the purchase. On the day we receive your cancellation request, the Automatic Income Benefit Purchase will be reversed. The amount applied to the Variable Accumulation Value will be equal in dollar value to the amount deducted for the Automatic Income Benefit Purchase.

If a final Automatic Income Benefit Purchase is required to fully fund the GFIB Payments, and you cancel the final Automatic Income Benefit Purchase, you will receive a reduced GFIB payment amount based on the Funded Income Benefit amount determined on the GFIB Payment Commencement Date. Please read the Policy for additional details.

ANNUITY AND INCOME PAYMENTS

We will make equal annuity payments each month under the Life with Cash Refund payment option during the lifetime of the Annuitant. If the Annuitant dies before the Variable Account has been exhausted, the amount remaining in the Variable Account will be paid to the Beneficiary. We may require that the Payee submit proof of the Annuitant’s survivorship as a condition for future payments beyond the aggregate amount of the Variable Account.

On the Variable Account Annuity Commencement Date, We will determine the Variable Accumulation Value of your Policy and use that value to calculate the amount of each annuity payment. We determine each annuity payment by applying the Variable Accumulation Value, less any premium taxes, to the annuity factors specified in the annuity table set forth in the Policy. Those factors are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the gender (except where, as in the case of certain Qualified Policies and other employer-sponsored retirement plans, such classification is not permitted), date of application and age of the Annuitant. The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor from the table to compute the amount of each monthly annuity payment.

3

On the GFIB Payment Commencement Date or the Income Benefit Payment Commencement Date, as applicable, We will start to make GFIB Payments or Income Benefit Payments to you, or the Payee designated by you, if the Annuitant(s) is living on the GFIB Payment Commencement Date or the Income Benefit Payment Commencement Date, as applicable, and the Premium Payment has been made. You cannot cancel GFIB Payments or Income Benefit Payments. GFIB Payments or Income Benefit Payments, as applicable, will continue as long as the Annuitant(s) is living. The amount of the GFIB Payments is determined on and guaranteed as of the Policy Date, and is not dependent on the performance of the underlying Investment Divisions. Income Benefit Payments are not guaranteed as of the Policy Date, but they are also not dependent on the performance of the Investment Divisions. GFIB Payments are based on, among other things, the amount of your Premium Payment, GFIB Rates at the time of application, the age of the Annuitant, and overall market conditions. Income Benefit Payments are based on, among other things, Income Benefit Purchase Rates in effect when you make a Discretionary Income Benefit Purchase, the Discretionary Income Benefit Purchase amount, and the age of the Annuitant on the date of the purchase.

GENERAL MATTERS

Non-Participating. The policies are non-participating. Dividends are not paid.

Misstatement of Age or Gender. If the Annuitant’s stated age and/or gender in the policy are incorrect, NYLIAC will change the benefits payable to those which the premium payments would have purchased for the correct age and gender. Gender is not a factor when annuity benefits are based on unisex annuity payment rate tables. (See “Income Payments—Election of Income Payment Options” in the Prospectus.) If We made payments based on incorrect age or gender, We will increase or reduce a later payment or payments to adjust for the error. Any adjustment will include interest, at 1.0% per year, from the date of the wrong payment to the date the adjustment is made.

Assignments. If permitted by the plan or by law for the plan indicated in the application for the policy, you may assign your interest in a Non-Qualified Policy or any interest in it prior to the Annuity Commencement Date and during the Owner’s lifetime. In order to effect an assignment of all or any part of your interest in a Non-Qualified Policy prior to the Annuity Commencement Date and during the Owner’s lifetime, you must send a duly executed instrument of assignment to VPSC at one of the addresses listed in Question 15 of the Prospectus. NYLIAC will not be deemed to know of an assignment unless it receives a copy of a duly executed instrument evidencing such assignment. Further, NYLIAC assumes no responsibility for the validity of any assignment. (See “Federal Tax Matters—Taxation of Annuities in General” of the Prospectus.)

Modification. NYLIAC may not modify the policy without your consent except to make the policy meet the requirements of the Investment Company Act of 1940, or to make the policy comply with any changes in the Code or as required by the Code in order to continue treatment of the policy as an annuity, or by any other applicable law.

Incontestability. We rely on statements made in the application or a Policy Request. They are representations, not warranties. We will not contest the policy after it has been in force during the lifetime of the Annuitant for two years from the Policy Date.

FEDERAL TAX MATTERS

Taxation of New York Life Insurance and Annuity Corporation

NYLIAC is taxed as a life insurance company. Because the Separate Account is not an entity separate from NYLIAC, and its operations form a part of NYLIAC, it will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. As a result, NYLIAC takes into account applicable tax attributes of the assets of the Separate Account on its corporate income tax return, including corporate dividends received deductions and foreign tax credits that may be produced by assets of the Separate Account. Investment income and realized net capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the Accumulation Value. As a result, such investment income and realized net capital gains are automatically retained as part of the reserves under the policy. Under existing federal income tax law, NYLIAC believes that Separate Account investment income and realized net capital gains should not be taxed to the extent that such income and gains are retained as part of the tax-deductible reserves under the policy.

Tax Status of the Policies

Section 817(h) of the Code requires that the investments of the Separate Account must be “adequately diversified” in accordance with Treasury regulations in order for the policies to qualify as annuity contracts under Section 72 of the Code. The Separate Account intends to comply with the diversification requirements prescribed by the Treasury under Treasury Regulation Section 1.817-5.

4

To comply with regulations under Section 817(h) of the Code, the Separate Account is required to diversify its investments, so that on the last day of each quarter of a calendar year, no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

Although the Treasury Department has issued regulations on the diversification requirements, such regulations do not provide guidance concerning the extent to which policyowners may direct their investments to particular subaccounts of a separate account, or the permitted number of such subaccounts. It is unclear whether additional guidance in this regard will be issued in the future. It is possible that if such guidance is issued, the policy may need to be modified to comply with such additional guidance. For these reasons, NYLIAC reserves the right to modify the policy as necessary to attempt to prevent the policyowner from being considered the owner of the assets of the Separate Account or otherwise to qualify the policy for favorable tax treatment.

The Code also requires that non-qualified annuity contracts contain specific provisions for distribution of the policy proceeds upon the death of any policyowner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such policies provide that (a) if any policyowner dies on or after the Annuity Commencement Date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on the policyowner’s death; and (b) if any policyowner dies before the Annuity Commencement Date, the entire interest in the policy must generally be distributed within 5 years after the policyowner’s date of death. For policies owned by a grantor trust, all of whose grantors are individuals, these distribution requirements apply at the death of any grantor. These requirements will be considered satisfied if the entire interest of the policy is used to purchase an immediate annuity under which payments will begin within one year of the policyowner’s death and will be made for the life of the Beneficiary or for a period not extending beyond the life expectancy of the Beneficiary. If the Beneficiary is the policyowner’s surviving spouse (as defined under Federal law), the Policy may be continued with the surviving spouse as the new policyowner. If the policyowner is not a natural person, these “death of Owner” rules apply when the primary Annuitant dies or is changed. Non-Qualified Policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in these policies satisfy all such Code requirements. The provisions contained in these policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

Withholding of federal income taxes on the taxable portion of all distributions may be required unless the recipient elects not to have any such amounts withheld and properly notifies NYLIAC of that election. Different rules may apply to United States citizens or expatriates living abroad. In addition, some states have enacted legislation requiring withholding.

Even if a recipient elects no withholding, special rules may require NYLIAC to disregard the recipient’s election if the recipient fails to supply NYLIAC with a “TIN” or taxpayer identification number (social security number for individuals) or if the Internal Revenue Service notifies NYLIAC that the TIN provided by the recipient is incorrect.

Under the Foreign Account Tax Compliance Act (“FATCA”), as reflected in Sections 1471 through 1474 of the IRC, U.S. withholding agents (such as NYLIAC) may be required to obtain certain information to establish the U.S. or non-U.S. status of its account or contract holders (e.g., a Form W-9 or W-8BEN may be required) and perform certain due diligence to ensure that information is accurate. In certain cases, if this information is not obtained, withholding agents, such as NYLIAC may be required to withhold at a 30 percent rate on certain payments beginning July 1, 2014.

SAFEKEEPING OF SEPARATE ACCOUNT ASSETS

NYLIAC holds title to assets of the Separate Accounts. The assets are kept physically segregated and held separate and apart from NYLIAC’s general corporate assets. Records are maintained of all purchases and redemptions of Eligible Portfolio shares held by each of the Investment Divisions.

STATE REGULATION

NYLIAC is a stock life insurance company organized under the laws of Delaware, and is subject to regulation by the Delaware State Insurance Department. We file an annual statement with the Delaware Commissioner of Insurance on or before March 1 of each year covering the operations and reporting on the financial condition of NYLIAC as of December 31 of the preceding calendar year. Periodically, the Delaware Commissioner of Insurance examines the financial condition of NYLIAC, including the liabilities and reserves of the Separate Account.

5

In addition, NYLIAC is subject to the insurance laws and regulations of all the states where it is licensed to operate. The availability of certain policy rights and provisions depends on state approval and/or filing and review processes. Where required by state law or regulation, the policies will be modified accordingly.

RECORDS AND REPORTS

NYLIAC maintains all records and accounts relating to the Separate Account. As presently required by the federal securities laws, NYLIAC will mail to you at your last known address of record, at least semi-annually after the first Policy Year, reports containing information required under the federal securities laws or by any other applicable law or regulation. If you feel a transaction has been processed incorrectly, it is your responsibility to contact us in writing and provide us with all relevant details. You must provide us with the nature of the error, the date of the error and any other relevant details. It is important that you review your confirmation and quarterly statements carefully and promptly report any errors and discrepancies to us, preferably, within fifteen (15) days of the date of the statement in question.

It is important that you inform NYLIAC of an address change so that you can receive these policy statements (See “How do I contact NYLIAC by Telephone or by the Internet?” in the Prospectus). In the event your statement is returned from the US Postal Service as undeliverable, we reserve the right to suspend mailing future correspondence and also suspend current transaction processing until an accurate address is obtained. Additionally, no new service requests can be processed until a valid current address is provided.

LEGAL PROCEEDINGS

NYLIAC is a defendant in lawsuits arising from its agency sales force, insurance (including variable contracts registered under the federal securities laws) and/or other operations. Some of these actions seek substantial or unspecified compensatory and punitive damages. NYLIAC is from time to time involved in various governmental, administrative, and investigative proceedings and inquiries.

Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, NYLIAC believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on NYLIAC’s financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on NYLIAC’s operating results for a given year.

FINANCIAL STATEMENTS

The statutory financial statements of NYLIAC as of December 31, 2018 and 2017, and for each of the three years in the period ended December 31, 2018 included in this SAI have been so included in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The financial statements of the Separate Account as of December 31, 2018 and for each of the periods indicated in the Financial Statements included in this SAI have been so included in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

OTHER INFORMATION

NYLIAC filed a Registration Statement with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the policies discussed in this Prospectus and SAI. We have not included all of the information set forth in the registration statement, amendments and exhibits to the registration statement in the Prospectus and this SAI. We intend the statements contained in the Prospectus and this SAI concerning the content of the policies and other legal instruments to be summaries. For a complete statement of the terms of these documents, you should refer to the instruments filed with the Securities and Exchange Commission. The omitted information may be obtained at the principal offices of the Securities and Exchange Commission in Washington, D.C., upon payment of prescribed fees, or through the Commission’s website at www.sec.gov.

6

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the shareholder reports of the funds described herein will no longer be sent by mail, unless you specifically request paper copies of the reports from the NYLIAC Variable Products Service Center. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from NYLIAC electronically by contacting the NYLIAC Variable Products Service Center.

You may elect to receive all future reports in paper free of charge. You can inform NYLIAC that you wish to continue receiving paper copies of your shareholder reports by contacting the NYLIAC Variable Products Service Center. Your election to receive reports in paper will apply to all funds described herein.

PROSPECTUS Dated May 1, 2019

for

New York Life Income Plus Variable Annuity II

From

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a Delaware Corporation)

51 Madison Avenue, Room 251,

New York, New York 10010

Investing in

NYLIAC Variable Annuity Separate Account-III

This Prospectus describes the modified single premium New York Life Income Plus Variable Annuity II (“NYL Income Plus II”) policies issued by New York Life Insurance and Annuity Corporation (NYLIAC). We designed this policy for individuals in the pre-retirement market whose primary need is income, with accumulation being a secondary need. These policies are no longer available for sale. NYL Income Plus II is a modified single premium policy that includes the Guaranteed Future Income Benefit, a deferred fixed income component that is determined on the Policy Date and guaranteed for the life of the Annuitant(s). The Guaranteed Future Income Benefit’s deferred fixed income component is funded through deductions from the policy’s Variable Accumulation Value pursuant to a non-discretionary mathematical formula. Variable Accumulation Value used to make Automatic or Discretionary Income Benefit Purchases no longer participates in the Separate Account, and cannot be surrendered or withdrawn from the policy. It can be accessed only through the future receipt of annuity income payments. Please see “ABOUT NYL INCOME PLUS II” and “THE POLICIES—Guaranteed Future Income Benefit” for more information.

You can use these policies with retirement plans that do or do not qualify for special federal income tax treatment. The policies offer no additional tax benefit when used with plans that qualify for special federal income tax treatment. The policies offer access to your money through Partial Withdrawals (withdrawals may be subject to a surrender charge and/or penalty tax and may impact the amount of your GFIB or Income Benefit Payments (as defined in this Prospectus)), a choice of when Variable Account Annuity Income Payments commence, and a guaranteed death benefit if the owner dies before Variable Account Annuity Income Payments have commenced.

The Mortality and Expense Risk and Administrative Costs Charge (M&E Charge) associated with your policy is assessed based on the Variable Accumulation Value of the policy and will vary with fluctuations in the policy’s Variable Accumulation Value. Please see “TABLE OF FEES AND EXPENSES—Periodic Charges Other Than Fund Company Charges” for more information.

You should read this Prospectus carefully before investing and keep it for future reference. This Prospectus is not valid unless it is accompanied by the current prospectuses for the Eligible Portfolios of the Funds in which the Investment Divisions invest (the “Funds” and each individually, a “Fund”). Please contact us at (800) 598-2019, or contact your registered representative, if you do not have the accompanying book of underlying fund prospectuses.

To learn more about the policies, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 2019. The SAI has been filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into this Prospectus. The table of contents for the SAI appears at the end of this Prospectus. For a free copy of the SAI, call us at (800) 598-2019 or write to us at the address noted above. The SEC maintains a website (http://www.sec.gov) that contains the SAI and other information that is filed electronically with the SEC.

The SEC has not approved or disapproved these securities or passed upon the adequacy or accuracy of this Prospectus. Any representation to the contrary is a criminal offense.

The policies involve risks, including potential loss of principal invested. The policies are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the FDIC, the Federal Reserve Board, or any other agency.

Your premium payment(s) accumulate(s) on a tax-deferred basis. This means your earnings are not taxed until you take money out of your policy, which can be done in several ways. You can allocate your premium payment(s) among our Dollar Cost Averaging Advantage Account, and the Investment Divisions listed below. You may also allocate your premium payment to an Asset Allocation Model.

•  MainStay VP Balanced — Service Class

•  MainStay VP Bond — Service Class

•  MainStay VP Conservative Allocation — Service Class

•  MainStay VP Cushing® Renaissance Advantage — Service Class

•  MainStay VP Eagle Small Cap Growth — Service Class

•  MainStay VP Emerging Markets Equity — Service Class[1]

•  MainStay VP Epoch U.S. Equity Yield — Service Class

•  MainStay VP Fidelity Institutional AM® Utilities — Service Class[2]

•  MainStay VP Floating Rate — Service Class

•  MainStay VP Growth Allocation — Service Class

•  MainStay VP Income Builder — Service Class

•  MainStay VP Indexed Bond — Service Class

•  MainStay VP IQ Hedge Multi-Strategy — Service Class[3]

•  MainStay VP Janus Henderson Balanced — Service Class

•  MainStay VP Large Cap Growth — Service Class

•  MainStay VP MacKay Common Stock — Service Class

•  MainStay VP MacKay Convertible — Service Class

•  MainStay VP MacKay Government — Service Class

•  MainStay VP MacKay Growth — Service Class[1]

•  MainStay VP MacKay High Yield Corporate Bond — Service Class

•  MainStay VP MacKay International Equity — Service Class

•  MainStay VP MacKay Mid Cap Core — Service Class

•  MainStay VP MacKay S&P 500 Index — Service Class

•  MainStay VP MacKay Small Cap Core — Service Class[4]

•  MainStay VP MacKay Unconstrained Bond — Service Class

•  MainStay VP Mellon Natural Resources — Initial Class[5]

•  MainStay VP Moderate Allocation — Service Class

•  MainStay VP Moderate Growth Allocation — Service Class

•  MainStay VP PIMCO Real Return — Service Class

•  MainStay VP T. Rowe Price Equity Income — Service Class[1]

•  MainStay VP U.S. Government Money Market — Initial Class

•  American Funds IS Asset Allocation Fund — Class 4

•  American Funds IS Blue Chip Income and Growth Fund — Class 4

•  American Funds IS Global Small Capitalization Fund — Class 4

•  American Funds IS Growth Fund — Class 4

•  American Funds IS New World Fund® — Class 4

•  BlackRock® Global Allocation V.I. Fund — Class III

•  BlackRock® High Yield V.I. Fund — Class III

•  ClearBridge Variable Appreciation Portfolio — Class II

•  Columbia Variable Portfolio — Commodity Strategy Fund — Class 2

•  Columbia Variable Portfolio — Emerging Markets Bond Fund — Class 2

•  Columbia Variable Portfolio — Small Cap Value Fund — Class 2

•  Delaware VIP® Small Cap Value Series –– Service Class

•  Dreyfus IP Technology Growth Portfolio –– Service Shares

•  DWS Alternative Asset Allocation VIP — Class B6

•  Fidelity® VIP ContrafundSM Portfolio — Service Class 2

•  Fidelity® VIP Emerging Markets Portfolio — Service Class 2

•  Fidelity® VIP Equity-Income PortfolioSM — Service Class 2

•  Fidelity® VIP FundsManager® 60% Portfolio — Service Class

•  Fidelity® VIP Growth Opportunities Portfolio — Service Class 2

•  Fidelity® VIP Health Care Portfolio — Service Class 2

•  Fidelity® VIP International Index Portfolio — Service Class 2

•  Fidelity® VIP Mid Cap Portfolio — Service Class 2

•  Invesco V.I. American Value Fund — Series II Shares

•  Invesco V.I. International Growth Fund — Series II Shares

•  Janus Henderson Enterprise Portfolio — Service Shares

•  Janus Henderson Global Research Portfolio — Service Shares

•  MFS® International Value Portfolio — Service Class

•  MFS® Investors Trust Series — Service Class

•  MFS® Research Series — Service Class

•  Morgan Stanley VIF U.S. Real Estate Portfolio — Class II

•  Neuberger Berman AMT Mid Cap Growth Portfolio — Class S

•  PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) — Advisor Class[7]

•  PIMCO VIT Low Duration Portfolio — Advisor Class

•  PIMCO VIT Total Return Portfolio — Advisor Class

•  Victory VIF Diversified Stock Fund — Class A Shares[1]

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New allocations to the MainStay VP Emerging Markets Equity, MainStay VP MacKay Growth, MainStay VP T. Rowe Price Equity Income and Victory VIF Diversified Stock Investment Divisions will not be accepted from policyowners who were not invested in the Investment Divisions on November 13, 2017. For existing policyowners, if all your Accumulation Value is removed from these Investment Divisions on or after November 13, 2017, you will not be able to reinvest in these Investment Divisions.

[2]	Formerly known as MainStay VP MFS® Utilities.
[3]	On November 30, 2018, MainStay VP Absolute Return Multi-Strategy merged into MainStay VP IQ Hedge Multi-Strategy.
[4]	On May 1, 2019, MainStay VP Epoch U.S. Small Cap merged into MainStay VP MacKay Small Cap Core.
[5]	Formerly known as MainStay VP VanEck Global Hard Assets.
[6]	Formerly known as Deutsche Alternative Asset Allocation VIP.
[7]	Formerly known as PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged).

Please note that while the Guaranteed Future Income Benefit feature is being funded, there will be restrictions with regard to your ability to allocate your Premium Payment (as defined in this Prospectus) to the Investment Divisions or Asset Allocation Models. Please see “THE POLICIES—Guaranteed Future Income Benefit” for more information.

Asset Allocation Models

Aggressive	Moderately Aggressive

10%  MainStay VP MacKay S&P 500 Index

10%  DWS Alternative Asset Allocation VIP

  8%  American Funds IS Blue Chip Income and Growth Fund

  8%  Janus Henderson Global Research Portfolio

  7%  MainStay VP MacKay Mid Cap Core

  6%  MFS® Investors Trust Series

  6%  Fidelity® VIP Emerging Markets Portfolio

  5%  MainStay VP MacKay High Yield Corporate Bond

  5%  Columbia Variable Portfolio — Emerging Markets Bond Fund

  5%  Fidelity® VIP ContrafundSM Portfolio

  5%  MFS® Research Series

  5%  Fidelity® VIP Equity-Income PortfolioSM

  5%  ClearBridge Variable Appreciation Portfolio

  5%  MainStay VP MacKay International Equity

  5%  American Funds IS New World Fund®

  5%  MFS® International Value Portfolio

10%  MainStay VP MacKay S&P 500 Index

10%  DWS Alternative Asset Allocation VIP

  7%  PIMCO VIT Total Return Portfolio

  7%  MainStay VP MacKay High Yield Corporate Bond

  7%  American Funds IS Blue Chip Income and Growth Fund

  7%  MainStay VP MacKay Mid Cap Core

  6%  MainStay VP Bond

  6%  MFS® Investors Trust Series

  5%  MainStay VP PIMCO Real Return

  5%  Columbia Variable Portfolio — Emerging Markets Bond Fund

  5%  MFS® Research Series

  5%  Fidelity® VIP Equity-Income PortfolioSM

  5%  ClearBridge Variable Appreciation Portfolio

  5%  MainStay VP MacKay International Equity

  5%  American Funds IS New World Fund®

  5%  MFS® International Value Portfolio

Moderate	Moderately Conservative

10%  MainStay VP MacKay S&P 500 Index

10%  DWS Alternative Asset Allocation VIP

  8%  MainStay VP Bond

  7%  PIMCO VIT Total Return Portfolio

  7%  MainStay VP Indexed Bond

  7%  MainStay VP MacKay High Yield Corporate Bond

  6%  MainStay VP MacKay Government

  5%  MainStay VP PIMCO Real Return

  5%  Columbia Variable Portfolio — Emerging Markets Bond Fund

  5%  MFS® Investors Trust Series

  5%  MFS® Research Series

  5%  Fidelity® VIP Equity-Income PortfolioSM

  5%  American Funds IS Blue Chip Income and Growth Fund

  5%  MainStay VP MacKay Mid Cap Core

  5%  American Funds IS New World Fund®

  5%  MFS® International Value Portfolio

10% MainStay VP Bond

10% PIMCO VIT Total Return Portfolio

10% DWS Alternative Asset Allocation VIP

  9%  MainStay VP Indexed Bond

  8%  MainStay VP MacKay Government

  7%  MainStay VP MacKay High Yield Corporate Bond

  6%  MainStay VP PIMCO Real Return

  5%  PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)

  5%  Columbia Variable Portfolio — Emerging Markets Bond Fund

  5%  MainStay VP MacKay S&P 500 Index

  5%  MFS® Investors Trust Series

  5%  MFS® Research Series 5% Fidelity® VIP Equity-Income PortfolioSM

  5%  American Funds IS Blue Chip Income and Growth Fund

  5%  MainStay VP MacKay Mid Cap Core

Conservative

14%  PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)

12%  MainStay VP Bond

11%  PIMCO VIT Total Return Portfolio

10%  MainStay VP MacKay Government

10%  MainStay VP Indexed Bond

10%  DWS Alternative Asset Allocation VIP

  7%  MainStay VP PIMCO Real Return

  7%  MainStay VP MacKay High Yield Corporate Bond

  5%  Columbia Variable Portfolio — Emerging Markets Bond Fund

  4%  BlackRock® High Yield V.I. Fund

  4%  American Funds IS Blue Chip Income and Growth Fund

  3%  MFS® Research Series

  3%  MainStay VP MacKay Mid Cap Core

Please be advised that each Asset Allocation Model is designed to achieve a different investment objective and takes into consideration risk tolerance and time horizon. Each Asset Allocation Model corresponds with one of the five Investment Objectives identified on your Investor Profile. (For more information, see “NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION AND THE SEPARATE ACCOUNT – Asset Allocation Models”.)

We do not guarantee the investment performance of the Investment Divisions. Depending on current market conditions, you can make or lose money in any of the Investment Divisions.

This Prospectus is not considered an offering in any state where the sale of the policy cannot lawfully be made. We do not authorize any information or representations regarding the offering other than as described in this Prospectus or in any accompanying supplement to this Prospectus or in any authorized supplemental sales material.

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DEFINITIONS

Accumulation Unit—An accounting unit we use to calculate the Variable Accumulation Value prior to the Annuity Commencement Date. Each Investment Division of the Separate Account has a distinct variable Accumulation Unit value.

Accumulation Value—The sum of the Variable Accumulation Value and the DCA Advantage Account Accumulation Value of a policy.

Adjusted Death Benefit Premium Payment—The Premium Payment(s) made under this Policy reduced by any Adjusted Death Benefit Premium Payment Proportional Withdrawals.

Adjusted Death Benefit Premium Payment Proportional Withdrawal—An amount equal to the amount withdrawn from this Policy (including any amount withdrawn that may include surrender charges), divided by this Policy’s Accumulation Value immediately preceding the withdrawal, multiplied by the Adjusted Death Benefit Premium Payment immediately preceding the withdrawal.

Allocation Options—The Investment Divisions of the Separate Account and any Asset Allocation Model and the DCA Advantage Account.

Annuitant(s)—The person(s) named on the Policy Data Page and whose life determines the Variable Account Annuity Income Payments and GFIB Payments or Income Benefit Payments. Unless otherwise stated, the Annuitant is the Owner of this Policy.

Asset Allocation Category(ies)—A group of Investment Divisions of the Separate Account categorized based on investment risk determined by NYLIAC.

Asset Allocation Model—A model portfolio comprised of Investment Divisions of the Separate Account. The current model portfolios are designed by QS Investors, LLC (“QS Investors”) and based primarily on investment risk.

Automatic Income Benefit Purchase—Periodic deductions we make from the Variable Accumulation Value to fund the GFIB through the Funded Income Benefit by application of the Automatic Income Benefit Purchase Formula.

Automatic Income Benefit Purchase Formula—A non-discretionary mathematical formula, as shown on the Policy Data Page, applied periodically to determine if an Automatic Income Benefit Purchase is required to fund the GFIB. The Automatic Benefit Purchase Formula may not be changed.

Beneficiary—The person or entity having the right to receive the death benefit proceeds set forth in the policy and who is the “designated beneficiary” for purposes of Section 72 of the Code (as defined below).

Business Day—Generally, any day on which the New York Stock Exchange (NYSE) is open for trading. Our Business Day ends at 4:00 p.m. Eastern Time or the close of regular trading of the NYSE, if earlier.

Code—The Internal Revenue Code of 1986, as amended.

Cumulative Income Benefit Purchases—On any Business Day, the total amount of Variable Accumulation Value used to make Automatic or Discretionary Income Benefit Purchases.

Discretionary Income Benefit Purchase—A voluntary deduction by the Owner of a portion of the Variable Accumulation Value, in the form of Accumulation Units from the Investment Divisions, used to purchase GFIB Payments or Income Benefit Payments.

Dollar Cost Averaging (DCA) Advantage Account—An Allocation Option that permits dollar cost averaging over a six-month period, and pays interest on amounts remaining in the account. Amounts are transferred from the DCA Advantage Account to the Investment Division(s) you choose on a monthly basis.

Dollar Cost Averaging (DCA) Advantage Account Accumulation Value—The portion of the Premium Payment allocated to the DCA Advantage Account, plus interest credited on such portion, less any transfers and Partial Withdrawals from the DCA Advantage Account, and less any surrender charges and policy service charges that may already have been assessed from the DCA Advantage Account. The DCA Advantage Account Accumulation Value is supported by assets in NYLIAC’s general account. These assets are subject to the claims of our general creditors.

Eligible Portfolios (Portfolios)—The mutual fund portfolios of the funds that are available for investment through the Investment Divisions of the Separate Account.

Fund—A diversified open-end management investment company registered under the Investment Company Act of 1940, and any other registered open-end management investment company that offers Eligible Portfolios.

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Funded Income Benefit—On any Business Day, the portion of the GFIB that has been funded with Cumulative Income Benefit Purchases. The Funded Income Benefit is supported by assets in NYLIAC’s General Account and is not part of the Separate Account.

General Office—A New York Life field office.

Good Order—We consider a transaction to be in “Good Order” if it complies generally with our administrative procedures and all relevant laws and regulations, and the required information is complete and correct. We may delay or reject a request if it is not in Good Order. Good Order generally means the actual receipt by us of instructions relating to the requested transaction in writing (or, if permitted, by telephone or electronically), along with all forms and other information or documentation necessary to complete the request. We may, in our sole discretion, determine whether any particular request is in Good Order. If you have any questions, you should contact us or your registered representative before submitting a form or request.

Guaranteed Future Income Benefit (“GFIB”) —The minimum level of lifetime income payments guaranteed as of the Policy Date by NYLIAC regardless of the performance of the Investment Divisions. You can modify the GFIB by changing the GFIB Payment Commencement Date, making Discretionary Income Benefit purchases after the GFIB is fully funded, or by making partial withdrawals from the Variable Accumulation Value.

Guaranteed Future Income Benefit Fee (“GFIB Fee”)—The GFIB Fee is a charge that we impose for the benefit provided by the GFIB feature. This fee is a percentage of the average daily Unfunded Income Benefit Base over each Policy Quarter and is deducted from the Variable Accumulation Value. This fee is assessed each Policy Quarter preceding the GFIB Payment Commencement Date and upon a surrender of the Policy prior to the GFIB Payment Commencement Date.

Guaranteed Future Income Benefit Payments (“GFIB Payments”)—Fixed periodic guaranteed future income payments that NYLIAC makes to the named Payee beginning on the GFIB Payment Commencement Date and payable during the lifetime of the Annuitant. GFIB Payments remain the same regardless of the performance of the Investment Divisions.

Guaranteed Future Income Benefit Payment Commencement Date (“GFIB Payment Commencement Date”)—The date shown on the Policy Data Page, or as subsequently changed by you, on which the first GFIB Payment under this Policy will be made.

Guaranteed Future Income Benefit (GFIB) Cancellation Fee—We deduct this fee if you cancel the GFIB. It is a percentage of the Unfunded Income Benefit Base, and is deducted pro-rata from the Investment Divisions. The amount of the percentage appears on the Policy Data Page. (Currently, we are waiving this fee.)

Guaranteed Future Income Benefit Rate (“GFIB Rate”)—The GFIB Rate is equal to the GFIB on the Policy Date, divided by the Premium Payment. After the Policy Date, this rate is used to determine the Unfunded Income Benefit. This rate will not change, unless there is an elective change to the GFIB Payment Commencement Date.

Income Benefit Payments—Fixed periodic income payments that we make to the Payee beginning on the GFIB Payment Commencement Date during the lifetime of the Annuitant. These payments are made in lieu of GFIB Payments if the GFIB is only partially funded and then is cancelled or terminated.

Income Benefit Purchase Rate—The income purchase rate in effect for an Automatic Income Benefit Purchase or a Discretionary Income Benefit Purchase when a purchase is processed. The method for determining this rate is described on the Policy Data Page.

Investment Division—The variable investment options available under the Policy. Each Investment Division which is a division of the Separate Account, invests exclusively in shares of a specified Eligible Portfolio.

Non-Qualified Policies—A policy which is not issued under a Qualified Plan.

NYLIAC, we, our or us—New York Life Insurance and Annuity Corporation. All written service requests must be sent to the NYLIAC Variable Products Service Center (“VPSC”) at one of the addresses listed in Question 15 of the section of the Prospectus entitled, “QUESTIONS AND ANSWERS ABOUT NEW YORK LIFE INCOME PLUS VARIABLE ANNUITY II.”

Owner (“you, your”)—The person(s) or entity(ies) designated as the Owner in this Policy, or as subsequently changed after issue, and upon whose death prior to the Variable Account Annuity Commencement Date, the Income Benefit Payment Commencement Date or the GFIB Payment Commencement Date, benefits under this Policy may be paid. Unless otherwise stated, the Owner is the Annuitant of this Policy.

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Partial Withdrawal—Any portion of the Accumulation Value paid to you, at your request, in accordance with the terms of this Policy.

Payee—The recipient(s) designated to receive Variable Account Annuity Income Payments or GFIB Payments under this Policy. The Owner of this Policy is the Payee, unless you designate another Payee.

Policy Anniversary—An anniversary of the Policy Date shown on the Policy Data Page.

Policy Data Page—Page 2 of the policy which contains the policy specifications.

Policy Date—The date from which we measure Policy Years, quarters, months, and Policy Anniversaries. It is shown on the Policy Data Page.

Policy Quarter—Each quarter of a Policy Year starting on the Policy Date.

Policy Year—A year starting on the Policy Date. Subsequent Policy Years begin on each Policy Anniversary, unless otherwise indicated.

Premium Payment—Amount(s) paid to NYLIAC as consideration for the benefits provided by this Policy.

Qualified Plan—A retirement plan that receives favorable tax treatment under Section 401, 408 (IRAs), 408A (Roth IRAs) or 457 of the Code.

Qualified Policies—A policy that is issued under a Qualified Plan.

Separate Account—NYLIAC Variable Annuity Separate Account-III; a segregated asset account we established to receive and invest the Premium Payment(s) paid under the policies. The Separate Account’s Investment Divisions, in turn, purchase shares of Eligible Portfolios.

Suitability Standards—The criteria used to evaluate whether a recommended transaction, relating to your policy, is suitable for the policyowner.

Total Contract Amount—The sum of the Accumulation Value plus Cumulative Income Benefit Purchases.

Unfunded Income Benefit—On any Business Day, the portion of the GFIB that has yet to be funded by Automatic Income Benefit Purchases and Discretionary Income Benefit Purchases and which NYLIAC guarantees, subject to certain transactions, should there be insufficient Variable Accumulation Value to fully fund the GFIB with the Funded Income Benefit.

Unfunded Income Benefit Base—This amount is used to determine the Unfunded Income Benefit amount, the GFIB Fee, and the GFIB Cancellation Fee. (Currently, we are waiving the GFIB Cancellation Fee.) On the Policy Date, the Unfunded Income Benefit Base is equal to the Premium Payment. Thereafter, the Unfunded Income Benefit Base is reduced by Automatic Income Benefit Purchases, and by any Discretionary Income Benefit Purchases, adjusted to reflect the ratio of the Income Benefit Purchase Rate to the GFIB Rate. The Unfunded Income Benefit Base also is reduced by withdrawals (whether Partial Withdrawals, surrenders, or withdrawals of Accumulation Value applied to Variable Account Annuity Income Payment) in proportion to the reduction in Accumulation Value.

Variable Account—The account from which the Accumulation Value is applied to provide Variable Account Annuity Income Payments.

Variable Accumulation Value—The sum of the current Accumulation Unit value(s) for each of the Investment Divisions multiplied by the number of Accumulation Units held in the respective Investment Division.

Variable Account Annuity Commencement Date—The date, shown on the Policy Data Page, or as subsequently changed by you, on which the total Accumulation Value will be applied to an available Variable Account Annuity Income Payment option, and on which Variable Account Annuity Income Payments will begin.

Variable Account Annuity Income Payments—Fixed periodic payments NYLIAC makes to the named Payee beginning on the Variable Account Annuity Commencement Date.

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ABOUT NYL INCOME PLUS VARIABLE ANNUITY II

This section of the Prospectus provides a general overview of NYL Income Plus Variable Annuity II, including its Guaranteed Future Income Benefit (“GFIB”). Please see “THE POLICIES — “Guaranteed Future Income Benefit” and the remainder of this Prospectus for additional information about the GFIB.

This Prospectus also includes examples of how the GFIB works and how certain events, such as Partial Withdrawals, full or partial annuitizations of the Policy’s Variable Accumulation Value, surrenders, or an acceleration or deferral of the GFIB Payment Commencement Date may impact GFIB Payments (see “THE POLICIES —Guaranteed Future Income Benefit:), as well as information about death benefit proceeds with the GFIB feature.

Overview

NYL Income Plus Variable Annuity II is a modified single premium variable annuity. NYL Income Plus Variable Annuity II offers you the ability to allocate your Premium Payment to Investment Divisions, each of which invests exclusively in shares of one of the Eligible Portfolios listed on the front cover of this Prospectus, the DCA Advantage Account, or one of the Asset Allocation Models. NYL Income Plus Variable Annuity II can provide fixed annuity income payments based on the policy’s Variable Accumulation Value at the time you annuitize the policy. These payments are supported by the assets in NYLIAC’s general account, and are subject to the claims paying ability of NYLIAC. Fixed income payments are available through the GFIB.

GFIB

All Income Plus II policies include the GFIB. The GFIB provides for a guaranteed amount of lifetime income (GFIB Payments) to be paid to you beginning on a date that you select, which we call the GFIB Payment Commencement Date. There are limitations on the GFIB Payment Commencement Date that you can select. (See “THE POLICIES —Guaranteed Future Income Benefit” and “DISTRIBUTIONS UNDER THE POLICY — GFIB Payments”). All benefits under the GFIB are payable from NYLIAC’s general account and are subject to the claims paying ability of NYLIAC.

We will determine the amount of your GFIB (your future income payments) at the time of application. The amount of the GFIB depends on the amount of your Premium Payment, as well as the GFIB Rate, the age of the Annuitant and overall market conditions on the Policy Date. Upon request, we will provide you with a personalized illustration that shows how the GFIB hypothetically might work in your situation.

Although the GFIB is determined when the policy is issued, it could be affected by certain transactions you initiate. These transactions are explained in your Policy and elsewhere in this Prospectus. The GFIB is funded incrementally through deductions from your Variable Accumulation Value, and each deduction purchases a portion of your GFIB. Therefore, in order to support your GFIB, a significant portion of your Variable Accumulation Value will, in most cases, be used to fund the GFIB while the Policy is in the accumulation phase. We call these deductions Automatic Income Benefit Purchases. They will only be processed on a quarterly basis. We compute the amount of each Automatic Income Benefit Purchase according to a non-discretionary mathematical formula that is described in your Policy and the Statement of Additional Information. The formula takes into account, among other things, the current investment performance of the Investment Divisions in which you are invested, prevailing and historical interest rates, and previous Automatic and/or Discretionary Income Benefit Purchases (as described below).

The formula is designed to increase the likelihood that a sufficient amount of Automatic Income Benefit Purchases will have been made by the GFIB Payment Commencement Date to fund the GFIB.

Generally, more of your Variable Accumulation Value will be used to fund the GFIB in unfavorable market conditions, including low interest rate environments, or if you are closer to the GFIB Payment Commencement Date, and less of your Variable Accumulation Value will be used to fund the GFIB in favorable market conditions or if you are farther away from the GFIB Payment Commencement Date. This formula cannot be changed after the Policy is issued.

Under the formula, Automatic Income Benefit Purchases are limited per Policy Quarter to 10% of your Policy’s Variable Accumulation Value as of the end of the previous Policy Quarter, except that the final Automatic Income Benefit Purchase (made twenty (20) Business Days before the GFIB Payment Commencement Date) has no limitation. All of your Variable Accumulation Value may be applied towards Automatic Income Benefit Purchases. If sufficient Automatic Income Benefit Purchases have not been made by the GFIB Payment Commencement Date to fund your GFIB, we will nevertheless ensure that you receive the GFIB Payments.

You have the flexibility to fund the GFIB with Discretionary Income Benefit Purchases, which are made through voluntary deductions from your Policy’s Variable Accumulation Value. Discretionary Income Benefit Purchases that you make before

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the GFIB is fully funded may reduce the likelihood that we will need to make Automatic Income Benefit Purchases. Discretionary Income Benefit Purchases made once the GFIB is fully funded purchase additional guaranteed income. These purchases can be made at any time after the first Policy Quarter and twenty (20) Business Days before the GFIB Payment Commencement Date.

You may either accelerate or defer (subject to certain limitations) the GFIB Payment Commencement Date that is shown on the Policy Data Page. An acceleration of the GFIB Payment Commencement Date would probably result in a lower GFIB Payment amount, which means you would not receive the full benefit of the GFIB feature. Deferring the date would probably result in a higher payment. However, if you defer the date, you could die before payments begin, or you could receive fewer payments before you die. Please see “THE POLICIES —Guaranteed Future Income Benefit” for more information about how accelerating or deferring of the GFIB Payment Commencement Date will impact your GFIB Payments.

You may cancel a Discretionary Income Benefit Purchase within 10 days of receipt of confirmation (or, if GFIB payments are about to begin, five business days before the GFIB Payment Commencement Date). Once the purchase is final, any Variable Accumulation Value used to fund the GFIB cannot be returned to the Investment Divisions, and cannot be withdrawn or surrendered. Any Variable Accumulation Value used to make an Automatic or Discretionary Income Benefit Purchase can only be accessed through the future receipt of GFIB Payments starting on the GFIB Commencement Date. Accordingly, before you elect the GFIB or make a Discretionary Income Benefit Purchase, you should consider your liquidity needs. Variable Accumulation Value used to make Automatic or Discretionary Income Benefit Purchases no longer participates in the investment experience of the Investment Divisions, nor does is earn any interest (see “THE POLICIES —Guaranteed Future Income Benefit”).

Partial Withdrawals from and/or partial annuitizations of your policy’s Variable Accumulation Value before the GFIB Payment Commencement Date will, in many cases, lower your GFIB Payments; however, they will have no impact on the portion of the GFIB that has already been funded. If you fully surrender your Policy before the GFIB Payment Commencement Date, the portion of your GFIB that has already been funded by either Automatic or Discretionary Income Benefit Purchases will be paid to you, starting on the GFIB Payment Commencement Date. These payments are called Income Benefit Payments. All amounts taken from the Investment Divisions for Partial Withdrawals, partial annuitizations, or Automatic or Discretionary Income Benefit Purchases to fund the GFIB will be processed on a pro-rata basis.

While the GFIB is being funded, there are restrictions on how you can allocate your Premium Payment among the Investment Divisions or to an Asset Allocation Model. (See “THE POLICIES —Guaranteed Future Income Benefit”). Once you have allocated your Premium Payment in compliance with such restrictions, we will automatically rebalance your Variable Accumulation Value on a quarterly basis to comply with the Asset Allocation Category restrictions or to equal the original percentages in the Asset Allocation Model you chose. These restrictions are intended to reduce the risk of investment losses that could require us to use our own assets in NYLIAC’s General Account to pay amounts due under the GFIB. Also note that the Investment Division restrictions may limit the growth potential of the Policy’s Variable Accumulation Value.

You may cancel the GFIB at any time either before or after the free look period. However, we will deduct a GFIB Cancellation Fee from your Variable Accumulation Value and we will not refund any GFIB Fees that may already have been deducted (see “OTHER CHARGES — GFIB Cancellation Fee”. Currently, we are waiving this fee). If you cancel the GFIB, the portion of your GFIB that has been funded by either Automatic or Discretionary Income Benefit Purchases will be paid to you as Income Benefit Payments,, starting on the GFIB Payment Commencement Date.

There is a separate charge for the GFIB, which we will deduct until your GFIB is fully funded (see “TABLE OF FEES AND EXPENSES — Guaranteed Future Income Benefit Fee”). NYLIAC expects to profit from this charge. You should keep in mind that the guaranteed lifetime income amount from the GFIB feature could be lower or higher than the amount you might receive if you purchased a similar product providing guaranteed lifetime income offered by us or by another company.

8

TABLE OF FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the fees and expenses that you will pay at the time that you surrender the Policy, transfer Accumulation Value between investment options, or cancel the GFIB. State premium taxes may also be deducted. The amount of any income payments provided under this Policy will not be reduced by any fees or charges.

Policyowner Transaction Expenses

Guaranteed maximum Surrender Charge as a percentage of the amount withdrawn[1]	8.00%
Current Surrender Charge as a percentage of the amount withdrawn[1]	8.00%
Transfer Fee	Guaranteed maximum charge: $30 Current charge: $0[2]
Current and guaranteed maximum GFIB Cancellation Charge (one-time charge for cancellation of the GFIB; calculated as an annualized percentage of the Unfunded Income Benefit Base at the time of your request).	2.00%[3]

[1]

In Policy Years 2 and beyond, the percentage applied to calculate the maximum surrender charge is reduced as follows: 7% during Policy Year 2; 6% during Policy Year 3; 5% during Policy Year 4; 4% during Policy Year 5; 3% during Policy Year 6; 2% during Policy Year 7; and 0% thereafter. Surrender Charges will only apply to amounts in the Variable Accumulation Value because amounts used to fund the GFIB can no longer be withdrawn.

[2]

Currently, we do not charge for transfers under the policy. However, we reserve the right to charge for transfers in excess of 12 in a Policy Year. We will charge no more than $30 for each transfer at the time each transfer is processed. See “CHARGES AND DEDUCTIONS—Other Charges—(f) Transfer Fees.”

[3]	Currently, we are waiving this fee.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including Fund fees and expenses.

Periodic Charges Other Than Fund Company Charges

Annual Policy Service Charge[4]	$30
Current and guaranteed maximum Mortality and Expense Risk and Administrative Costs Charge (calculated as an annualized percentage of the daily average Variable Accumulation Value).	1.35%
Guaranteed maximum Guaranteed Future Income Benefit Charge (calculated as an annualized percentage of the average daily Unfunded Income Benefit Base over each Policy Quarter, deducted from the Variable Accumulation Value on a quarterly basis).	1.50%
Current Guaranteed Future Income Benefit Charge	1.00%

[4]

The Annual Policy Service Charge will be deducted from the Variable Accumulation Value only. The Annual Policy Service Charge will be waived either upon a) registration with eDelivery of all available materials that we normally mail to you, b) the Variable Account Annuity Commencement Date, or (c) the GFIB Payment Commencement Date (whichever comes first).

The next table shows the minimum and maximum total operating expenses charged by the portfolio companies that you may pay periodically during the time that you own the Policy (before any fee waiver or expense reimbursement). The expenses are expressed as a percentage of average net assets of the portfolios and may be higher or lower in the future. More detail concerning each portfolio company’s fees and expenses is contained in the prospectus for each portfolio company.

Total Annual Portfolio Company Operating Expenses(#)

	Minimum	Maximum
Expenses that are deducted from the Eligible Portfolio assets, including management fees, 12b-1 fees, administration fees and other expenses as of December 31, 2018.	0.43%	1.77%

(#)

Shown as a percentage of average net assets for the fiscal year ended December 31, 2018. The Fund or its agents provided the fees and charges that are based on 2018 expenses, unless otherwise indicated. For Funds that are not affiliated with NYLIAC, we have not verified the accuracy of the information provided by the Fund or its agents.

9

Annual Portfolio Company Operating Expenses(#)

Fund	Management Fees	Distribution (12b-1) Fees(§)	Other Expenses	Acquired Fund Fees and Expenses	Total Fund Annual Expense	Fee Waiver And/Or Expense Reimbursement	Total Fund Annual Expense after Fee Waiver And/Or Expense Reimbursement
MainStay VP Balanced — Service Class	0.70%	0.25%	0.04%	0.01%	1.00%	(—)	1.00%
MainStay VP Conservative Allocation — Service Class	0.00%	0.25%	0.03%	0.65%	0.93%	(—)	0.93%
MainStay VP Growth Allocation — Service Class	0.00%	0.25%	0.02%	0.88%	1.15%	(—)	1.15%
MainStay VP IQ Hedge Multi-Strategy — Service Class	0.75%	0.25%	0.07%	0.25%	1.32%	(0.12%)	1.20%(a)
MainStay VP Moderate Allocation — Service Class	0.00%	0.25%	0.02%	0.76%	1.03%	(—)	1.03%
MainStay VP Moderate Growth Allocation — Service Class	0.00%	0.25%	0.02%	0.85%	1.12%	(—)	1.12%
BlackRock® Global Allocation V.I. Fund — Class III	0.63%	0.25%	0.26%	0.01%	1.15%	(0.14)%	1.01%(c)
BlackRock® High Yield V.I. Fund — Class III	0.48%	0.25%	0.25%	0.01%	0.99%	(0.11)%	0.88%(d)
DWS Alternative Asset Allocation VIP — Class B	0.56%	0.25%	0.27%	0.69%	1.77%	(0.62)%	1.15%(h)
Fidelity® VIP FundsManager® 60% Portfolio — Service Class	0.25%	0.10%	0.00%	0.49%	0.84%	(0.15)%	0.69%(k)
Invesco V.I. International Growth Fund — Series II Shares	0.71%	0.25%	0.22%	0.01%	1.19%	(0.01)%	1.18%(e)

Please refer to the applicable fund prospectus for additional information.

(#)

Shown as a percentage of average net assets for the fiscal year ended December 31, 2018, unless otherwise indicated. The Fund or its agents provided the fees and charges, which are based on 2018 expenses. For funds that are not affiliated with NYLIAC, we have not verified the accuracy of the information provided by the Fund or its agents.

(§)

Because the 12b-1 fee charge is an ongoing fee, the fee will increase the cost of your investment and may cost you more than paying other types of sales charges. The fees designated as “12b-1 fees” may reflect “Service Fees.”

Fund	Management Fees(¶)	Distribution (12b-1) Fees(§)	Other Expenses	Total Fund Annual Expense(#)	Fee Waiver And/Or Expense Reimbursement	Total Fund Annual Expense after Fee Waiver And/Or Expense Reimbursement
MainStay VP Bond — Service Class	0.49%	0.25%	0.04%	0.78%	(—)	0.78%
MainStay VP Cushing® Renaissance Advantage — Service Class	1.10%	0.25%	0.06%	1.41%	(—)	1.41%
MainStay VP Eagle Small Cap Growth — Service Class	0.81%	0.25%	0.04%	1.10%	(—)	1.10%
MainStay VP Emerging Markets Equity — Service Class	1.00%	0.25%	0.15%	1.40%	(—)	1.40%
MainStay VP Epoch U.S. Equity Yield — Service Class	0.69%	0.25%	0.02%	0.96%	(0.03)%	0.93%(i)
MainStay VP Fidelity Institutional AM® Utilities — Service Class	0.64%	0.25%	0.04%	0.93%	(—)	0.93%
MainStay VP Floating Rate — Service Class	0.60%	0.25%	0.05%	0.90%	(—)	0.90%
MainStay VP Income Builder — Service Class	0.57%	0.25%	0.05%	0.87%	(—)	0.87%
MainStay VP Indexed Bond — Service Class	0.25%	0.25%	0.06%	0.56%	(—)	0.56%
MainStay VP Janus Henderson Balanced — Service Class	0.55%	0.25%	0.03%	0.83%	(—)	0.83%
MainStay VP Large Cap Growth — Service Class	0.74%(b)	0.25%	0.02%	1.01%	(—)	1.01%
MainStay VP MacKay Common Stock — Service Class	0.54%	0.25%	0.03%	0.82%	(—)	0.82%
MainStay VP MacKay Convertible — Service Class	0.58%	0.25%	0.03%	0.86%	(—)	0.86%

10

Fund	Management Fees(¶)	Distribution (12b-1) Fees(§)	Other Expenses	Total Fund Annual Expense(#)	Fee Waiver And/Or Expense Reimbursement	Total Fund Annual Expense after Fee Waiver And/Or Expense Reimbursement
MainStay VP MacKay Government — Service Class	0.50%	0.25%	0.07%	0.82%	(—)	0.82%
MainStay VP MacKay Growth — Service Class	0.69%	0.25%	0.04%	0.98%	(—)	0.98%
MainStay VP MacKay High Yield Corporate Bond — Service Class	0.56%	0.25%	0.02%	0.83%	(—)	0.83%
MainStay VP MacKay International Equity — Service Class	0.89%	0.25%	0.07%	1.21%	(—)	1.21%
MainStay VP MacKay Mid Cap Core — Service Class	0.85%	0.25%	0.03%	1.13%	(0.02)%	1.11%(g)
MainStay VP MacKay S&P 500 Index — Service Class	0.16%	0.25%	0.03%	0.44%	(0.03)%	0.41%(j)
MainStay VP MacKay Small Cap Core — Service Class	0.80%	0.25%	0.03%	1.08%	(0.03)%	1.05%(p)
MainStay VP MacKay Unconstrained Bond — Service Class	0.56%	0.25%	0.19%	1.00%	(—)	1.00%
MainStay VP Mellon Natural Resources — Initial Class	0.79%	0.00%	0.06%	0.85%	(—)	0.85%
MainStay VP PIMCO Real Return — Service Class	0.50%	0.25%	0.93%	1.68%	(0.09)%	1.59%(q)
MainStay VP T. Rowe Price Equity Income — Service Class	0.74%	0.25%	0.03%	1.02%	(—)	1.02%
MainStay VP U.S. Government Money Market — Initial Class	0.40%	0.00%	0.04%	0.44%	(—)	0.44%
American Funds IS Asset Allocation Fund — Class 4	0.27%	0.25%	0.27%	0.79%	(—)	0.79%
American Funds IS Blue Chip Income and Growth Fund — Class 4	0.39%	0.25%	0.27%	0.91%	(—)	0.91%
American Funds IS Global Small Capitalization Fund — Class 4	0.70%	0.25%	0.29%	1.24%	(—)	1.24%
American Funds IS Growth Fund — Class 4	0.32%	0.25%	0.27%	0.84%	(—)	0.84%
American Funds IS New World Fund® — Class 4	0.70%	0.25%	0.31%	1.26%	(—)	1.26%
ClearBridge Variable Appreciation Portfolio — Class II	0.69%	0.25%	0.04%	0.98%	(—)	0.98%
Columbia Variable Portfolio — Commodity Strategy Fund — Class 2	0.63%	0.25%	0.03%	0.91%	(—)	0.91%
Columbia Variable Portfolio — Emerging Markets Bond Fund — Class 2	0.60%	0.25%	0.17%	1.02%	(—)	1.02%
Columbia Variable Portfolio — Small Cap Value Fund — Class 2	0.87%	0.25%	0.25%	1.37%	(0.20)%	1.17%(n)
Delaware VIP® Small Cap Value Series — Service Class	0.71%	0.30%	0.06%	1.07%	(—)	1.07%
Dreyfus IP Technology Growth Portfolio — Service Shares	0.75%	0.25%	0.04%	1.04%	(—)	1.04%
Fidelity® VIP ContrafundSM Portfolio — Service Class 2	0.54%	0.25%	0.08%	0.87%	(—)	0.87%
Fidelity® VIP Emerging Markets Portfolio — Service Class 2	0.79%	0.25%	0.23%	1.27%	(—)	1.27%
Fidelity® VIP Equity-Income PortfolioSM — Service Class 2	0.44%	0.25%	0.09%	0.78%	(—)	0.78%
Fidelity® VIP Growth Opportunities Portfolio — Service Class 2	0.54%	0.25%	0.11%	0.90%	(—)	0.90%
Fidelity® VIP Health Care Portfolio — Service Class 2	0.54%	0.25%	0.11%	0.90%	(—)	0.90%
Fidelity® VIP International Index Portfolio — Service Class 2	0.11%	0.25%	0.07%	0.43%	(—)	0.43%
Fidelity® VIP Mid Cap Portfolio — Service Class 2	0.54%	0.25%	0.08%	0.87%	(—)	0.87%
Invesco V.I. American Value Fund — Series II Shares	0.72%	0.25%	0.21%	1.18%	(—)	1.18%
Janus Henderson Enterprise Portfolio — Service Shares	0.64%	0.25%	0.08%	0.97%	(—)	0.97%
Janus Henderson Global Research Portfolio — Service Shares	0.51%	0.25%	0.09%	0.85%	(—)	0.85%
MFS® International Value Portfolio — Service Class	0.85%	0.25%	0.05%	1.15%	(—)	1.15%
MFS® Investors Trust Series — Service Class	0.75%	0.25%	0.05%	1.05%	(0.01%)(l)	1.04%
MFS® Research Series — Service Class	0.75%	0.25%	0.07%	1.07%	(0.01%)(m)	1.06%

11

Fund	Management Fees(¶)	Distribution (12b-1) Fees(§)	Other Expenses	Total Fund Annual Expense(#)	Fee Waiver And/Or Expense Reimbursement	Total Fund Annual Expense after Fee Waiver And/Or Expense Reimbursement
Morgan Stanley VIF U.S. Real Estate Portfolio — Class II	0.70%	0.25%	0.28%	1.23%	(0.16)%	1.07%(f)
Neuberger Berman AMT Mid Cap Growth Portfolio — Class S	0.84%	0.25%	0.10%	1.19%	(0.08)%	1.11%(o)
PIMCO VIT International Bond Port (U.S. Dollar-Hedged) — Advisor Class	0.75%	0.25%	0.06%	1.06%	(—)	1.06%
PIMCO VIT Low Duration Portfolio — Advisor Class	0.50%	0.25%	0.09%	0.84%	(—)	0.84%
PIMCO VIT Total Return Portfolio — Advisor Class	0.50%	0.25%	0.26%	1.01%	(—)	1.01%
Victory VIF Diversified Stock Fund — Class A Shares	0.30%	0.25%	0.41%	0.96%	(—)	0.96%

Please refer to the applicable fund prospectus for additional information.

¶	Management Fees may include Adviser and/or Administration Fees.

#

Shown as a percentage of average net assets for the fiscal year ended December 31, 2018, unless otherwise indicated. The Fund or its agents provided the fees and charges, which are based on 2018 expenses. We have not verified the accuracy of the information provided by the Fund or its agents.

(§)

Because the 12b-1 fee charge is an ongoing fee, the fee will increase the cost of your investment and may cost you more than paying other types of sales charges. The fees designated as “12b-1 fees” may reflect “Service Fees.”

(a)

New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Portfolio Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) portfolio/fund fees and expenses) of Service Class Shares do not exceed 0.95% of average daily net assets. This agreement will remain in effect until May 1, 2020, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Portfolio.

(b)

New York Life Investments has contractually agreed to waive a portion of its management fee so that the management fee does not exceed 0.55% on assets up from $11 billion to $13 billion; and 0.525% on assets over $13 billion. This agreement expires on May 1, 2020, and may only be amended or terminated prior to that date by action of the Board.

(c)

As described in the “Management of the Funds” section of the Fund’s prospectus, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.50% of average daily net assets through April 30, 2020. BlackRock has also contractually agreed to reimburse fees in order to limit certain operational and recordkeeping fees to 0.07% of average daily net assets through April 30, 2020. BlackRock has contractually agreed to waive the management fee with respect to any portion of each Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and ETFs managed by BlackRock or its affiliates that have a contractual management fee, through April 30, 2020. Each of these contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.

(d)

As described in the “Management of the Funds” section of the Fund’s prospectus, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.50% of average daily net assets through April 30, 2020. BlackRock has also contractually agreed to reimburse fees in order to limit certain operational and recordkeeping fees to 0.05% of average daily net assets through April 30, 2020. BlackRock has contractually agreed to waive the management fee with respect to any portion of each Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and ETFs managed by BlackRock or its affiliates that have a contractual management fee, through April 30, 2020. Each of these contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.

(e)

Invesco Advisers, Inc. (Invesco) has contractually agreed to waive a portion of the Fund’s management fee in an amount equal to the net management fee that Invesco earns on the Fund’s investments in certain affiliated funds, which will have the effect of reducing Acquired Fund Fees and Expenses. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2020. During its term, the fee waiver agreement cannot be terminated or amended to reduce the advisory fee waiver without approval of Invesco’s Board of Trustees.

(f)

The Fund’s “Adviser,” Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.07%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Board of Directors of Morgan Stanley Variable Insurance Fund, Inc. (the “Company”) acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

12

(g)

New York Life Investment Management LLC (“New York Life Investments”) has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Portfolio Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) portfolio/fund fees and expenses) of Service Class shares do not exceed 1.11% of average daily net assets. This agreement will remain in effect until May 1, 2020, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Portfolio.

(h)

Through April 30, 2020, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio’s total annual operating expenses at ratios no higher than 1.15% for Class B shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense. The agreement may only be terminated with the consent of the fund’s Board.

(i)

New York Life Investment Management LLC (“New York Life Investments”) has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Portfolio Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) portfolio/fund fees and expenses) of Service Class shares do not exceed 0.93% of average daily net assets. This agreement will remain in effect until May 1, 2020, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Portfolio.

(j)

New York Life Investment Management LLC (“New York Life Investments”) has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Portfolio Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) portfolio/fund fees and expenses) of Service Class shares do not exceed 0.41% of average daily net assets. This agreement will remain in effect until May 1, 2020, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Portfolio.

(k)

FMR Co., Inc. has contractually agreed to waive 0.05% of each fund’s management fee. This arrangement will remain in effect through April 30, 2020. In addition, Fidelity Management & Research Company (FMR) has contractually agreed to reimburse 0.10% of class-level expenses for Service Class. This arrangement will remain in effect for at least one year from the effective date of the prospectus, and will remain in effect thereafter as long as Service Class continue to be sold to unaffiliated insurance companies.

(l)

Massachusetts Financial Services Company has agreed in writing to bear the fund’s expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund’s investment activity), such that “Total Annual Fund Operating Expenses” do not exceed 1.04% of the class’ average daily net assets annually for Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least April 30, 2020.

(m)

Massachusetts Financial Services Company has agreed in writing to bear the fund’s expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund’s investment activity), such that “Total Annual Fund Operating Expenses” do not exceed 1.04% of the class’ average daily net assets annually for Service Class shares. (“Other Expenses” include 0.02% of interest and/or investment-related expenses incurred in connection with the fund’s investment activity which are excluded from the expense limitation described in the prior sentence.) This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least April 30, 2020.

(n)

Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) through April 30, 2020, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 1.17% for Class 2.

(o)

Neuberger Berman Investment Advisers LLC (“NBIA”) has undertaken through December 31, 2022 to waive fees and/or reimburse certain operating expenses, including the compensation of NBIA and excluding taxes, interest, extraordinary expenses, brokerage commissions, dividend and interest expenses related to short sales, acquired fund fees and expenses and transaction costs, that exceed, in the aggregate, 1.10% of the average daily net asset value of the Mid Cap Growth Portfolio effective November 1, 2017 (1.25% prior to November 1, 2017); The expense limitation arrangements for the Portfolios are contractual and any excess expenses can be repaid to NBIA within three years of the year incurred, provided such repayment would not cause a Portfolio to exceed its respective limitation in place at the time the fees were waived and/or the expenses were reimbursed, or the expense limitation in place at the time the Fund repays NBIA, whichever is lower.

(p)

New York Life Investment Management LLC (“New York Life Investments”) has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Portfolio Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) portfolio/fund fees and expenses) of Service Class shares do not exceed 1.05% of average daily net assets. This agreement will remain in effect until May 1, 2020, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Portfolio.

(q)

New York Life Investment Management LLC (“New York Life Investments”) has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Portfolio Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) portfolio/fund fees and expenses) of Service Class shares do not exceed 0.78% of average daily net assets. This agreement will remain in effect until May 1, 2020, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Portfolio.

13

Guaranteed Maximum Charges Examples

The table below will help you understand the various costs and expenses that you will bear directly and indirectly. The table assumes the maximum allocation allowable to the Investment Divisions with the maximum expense charges and reflects policyowner transaction expenses, the annual policy service charge, separate account annual expenses, portfolio company expense charges and maximum GFIB charges. For more information on the charges reflected in this table, see “CHARGES AND DEDUCTIONS” and the Fund prospectuses that accompany this Prospectus. NYLIAC may, where premium taxes are imposed by state law, deduct the premium taxes when a Premium Payment is made, when either a Discretionary or Automatic Income Benefit Purchase is made, upon surrender of the Policy or on the Variable Account Annuity Commencement Date, or the GFIB Payment Commencement Date.

Please Note: We are assuming no Automatic Income Benefit Purchases have been made. If Automatic Income Benefit Purchases had been made, your expenses would have been lower. In addition, the Investment Division expenses used are based on allocations to the Investment Divisions with the highest expenses from Category A (Fixed Income) at 30% and Category B (Fixed Income and Equity) at 70%.

You would pay the following expenses on a $10,000 allocation, assuming 5% annual returns:

Expenses if you annuitize your policy				Expenses if you surrender your policy				Expenses if you do not surrender your policy
1 yr	3 yr	5 yr	10 yr	1 yr	3 yr	5 yr	10 yr	1 yr	3 yr	5 yr	10 yr
$1,226.58	$1,484.88	$2,494.49	$5,016.15	$1,226.58	$2,055.8	$2,974.89	$5,046.15	$474.77	$1,484.88	$2,494.49	$5,016.15

14

QUESTIONS AND ANSWERS ABOUT NEW YORK LIFE INCOME PLUS VARIABLE ANNUITY II

NOTE: The following section contains brief questions and answers about the New York Life Income Plus Variable Annuity II. You should refer to the body of this Prospectus for more detailed information.

1. What is the New York Life Income Plus Variable Annuity II?

The New York Life Income Plus Variable Annuity II (NYL Income Plus II) is a modified single premium deferred variable annuity policy issued by NYLIAC. (For more information about modified single premium policies, see “THE POLICIES”) NYL Income Plus II also provides a means through which deferred fixed income can be purchased (See “ABOUT NYL INCOME PLUS II”). You may allocate your Premium Payment to the Investment Divisions or one of our Asset Allocation Models, as well as the DCA Advantage Account. There are Investment Division restrictions while the GFIB is being funded (see “ABOUT NYL INCOME PLUS II” and “THE POLICIES—Guaranteed Future Income Benefit”). The Accumulation Value will fluctuate according to the performance of the Investment Divisions or Asset Allocation Model selected, the daily deduction of the Separate Account charges, amounts deducted from the Variable Accumulation Value pursuant to Automatic Income Benefit Purchases or Discretionary Income Benefit Purchases and the interest credited on amounts in the DCA Advantage Account.

2. Where can I allocate my Premium Payment(s)?

You can allocate your Premium Payment(s) to the Separate Account. Separate Account III currently consists of 92 Investment Divisions, some of which may not be available under your policy. You can also allocate your Premium Payment to one of our Asset Allocation Models. The Investment Divisions and Asset Allocation Models offer investments in domestic and international markets. When you allocate your Premium Payment(s) to one of the Investment Divisions or Asset Allocation Models, the Separate Account will invest your Premium Payment(s) exclusively in shares of the corresponding Eligible Portfolio of the relevant Fund(s), or the selected Asset Allocation Model. When your policy is first issued, you can allocate among a maximum of eighteen (18) Investment Divisions.

You can also allocate your Premium Payment to the DCA Advantage Account. NYLIAC will credit interest to amounts held in the DCA Advantage Account at rates we have set in advance. The DCA Advantage Account allows you to set up automatic dollar cost averaging from the DCA Advantage Account into the Investment Divisions, providing for automatic transfers to the Investment Divisions you select in six installments over a six month period. (See “THE DCA ADVANTAGE ACCOUNT.”)

Once your Premium Payment has been allocated to the Investment Divisions, an Asset Allocation Model or the DCA Advantage Account, you may make Discretionary Income Benefit Purchases to fund the GFIB, subject to certain limitations. Please see “ABOUT NYL INCOME PLUS II” and “THE POLICIES— “Guaranteed Future Income Benefit” for more information. While the GFIB is being funded, there are restrictions on your ability to allocate your Premium Payment among the Investment Divisions or to an Asset Allocation Model (see “THE POLICIES—Guaranteed Future Income Benefit”).

3. What charges are assessed against the policy?

Before the date we start making Variable Account Annuity Income Payments to you, we will deduct a policy service charge of $30 on each Policy Anniversary or upon surrender of the Policy. See “CHARGES AND DEDUCTIONS-Other Charges-Policy Service Charge” for information regarding waiver of the policy service charge.

In addition, we also deduct a charge for certain mortality and expense risks NYLIAC assumes and policy administration expenses (“M&E Charge”). The M&E Charge is 1.35% (annualized) of the daily average Variable Accumulation Value. (See “CHARGES AND DEDUCTIONS—Other Charges—Mortality and Expense Risk And Administrative Costs Charge.”) The amount of M&E Charges assessed to your Policy will be affected by fluctuations in market performance.

Before we begin making GFIB Payments, we impose a GFIB Fee for expenses that NYLIAC assumes in connection with providing those payments. The GFIB Fee is 1.00% (annualized) of the average Unfunded Income Benefit Base. The GFIB Fee is deducted from the Investment Divisions through a reduction in Accumulation Units each policy quarter.

We impose a surrender charge on certain Partial Withdrawals and surrenders of the policies. Surrender charges only apply to amounts in the Accumulation Value. This charge is assessed as a percentage of the amount withdrawn or surrendered during the first seven Policy Years following receipt of your Premium Payment. The percentage declines after the first Policy Year as follows:

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Policy Year	Surrender Charge
1	8%
2	7%
3	6%
4	5%
5	4%
6	3%
7	2%
8	0%

You can make withdrawals from the policy free of surrender charges based on certain limitations. You may withdraw free of a surrender charge the greatest of (i) 10% of the Accumulation Value as of the last Policy Anniversary (10% of the Premium Payment(s) if the withdrawal is made in the first Policy Year), less any prior partial withdrawals made during the Policy Year that were free of surrender charges; (ii) the Accumulation Value less your Adjusted Death Benefit Premium Payment less any prior surrender charge free withdrawals during the Policy Year; or (iii) 10% of the Accumulation Value at the time of the withdrawal, less any prior surrender charge free withdrawals during the Policy Year. (See “CHARGES AND DEDUCTIONS—Surrender Charges” and “EXCEPTIONS TO SURRENDER CHARGES.”)

NYL Income Plus II is a modified single premium deferred variable annuity where the surrender charge period is based on the Policy Date. For more information about modified single premium policies, see “THE POLICIES”.

Finally, the value of the shares of each Fund reflects advisory fees, administration fees and other expenses deducted from the assets of each Fund. (See the Fund prospectuses which accompany this Prospectus.)

4. What are the minimum initial and maximum additional Premium Payments?

Unless we permit otherwise, the minimum Premium Payment is $10,000 for both Qualified Policies and Non-Qualified Policies. We may agree to other methods of payment. We will accept additional Premium Payments (minimum of $5,000) if they are noted on your application (see “THE POLICIES—Guaranteed Future Income Benefit”). Additional monies will only be accepted where a portion of your total Premium Payment, as stated on the application, comes from another source such as a Section 1035 exchange, rollover, or transfer from another institution. Any additional monies accepted toward the Premium Payment receive the same GFIB Rate. The maximum aggregate Premium Payment we accept without prior approval is $1,000,000.

Acceptance of the Premium Payment is subject to our Suitability Standards.

5. How is the Premium Payment allocated?

If the application is in Good Order, we will issue the policy and allocate your Premium Payment to the Allocation Options you have selected within two Business Days after receipt at the Cleveland or Dallas Service Center. You cannot allocate any portion of your Premium Payment to the Funded Income Benefit. Any portion of your Premium Payment received after the Policy Date will be credited to your Policy as of the close of the Business Day on which it is received by NYLIAC. (See “THE POLICIES—Policy Application and Premium Payments.”)

The minimum amount which you may place in any one Investment Division is $25, or such lower amount as we may permit. There are also restrictions on the amount that you can allocate to certain Investment Divisions while the GFIB is being funded. (See “THE POLICIES—Guaranteed Future Income Benefit”). The minimum amount which you may place in the DCA Advantage Account is $2,000. We reserve the right to limit the amount of a portion of your Premium Payment that may be placed in any one Allocation Option and the total number of Allocation Options to which you may allocate your Accumulation Value. See the Policy Data Page for the minimum Discretionary Income Benefit Purchase amount for your Policy. Acceptance of the Premium Payment is subject to our Suitability Standards.

6. Can we terminate your policy?

We may terminate your Policy and return the remaining contract value to you if after the GFIB Payment Commencement Date, the Variable Accumulation Value of your Policy would provide for Variable Account Annuity Income Payments of less than $20 on the Variable Account Annuity Commencement Date. In this event, any GFIB Payments that began prior to such termination will not be impacted.

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7. Can I withdraw money from the policy before the Variable Account Annuity Commencement Date?

You may make withdrawals from the Accumulation Value before the Variable Account Annuity Commencement Date. Your withdrawal request must be in Good Order before we process it. Under most circumstances, you may make a minimum Partial Withdrawal of $500. Withdrawals may be subject to a surrender charge. In addition, you may have to pay income tax and if you are under age 59 1⁄2, a 10% penalty tax may apply. (See “DISTRIBUTIONS UNDER THE POLICY” and “FEDERAL TAX MATTERS.”) Please note that certain withdrawal requests must be made in writing and sent to NYLIAC’s Variable Products Service Center. (See “DISTRIBUTIONS UNDER THE POLICY—Surrenders and Withdrawals.”) Please see “THE POLICIES—Guaranteed Future Income Benefit” for more information about the impact of withdrawals on GFIB Payments.

8. How will NYLIAC make Variable Account Income Payments on the Variable Account Annuity Commencement Date?

We will make Variable Account Annuity Income Payments on a fixed basis. We do not currently offer a variable Income Payment option. We will make payments over the life of the Annuitant, and will pay to the Beneficiary any amount from the Variable Account that has not been paid out upon the death of the Annuitant. Variable Account Annuity Income Payments will always be the same specified amount. (See “DISTRIBUTIONS UNDER THE POLICY—Variable Account Annuity Income Payments.”) We may offer other options for Variable Account Annuity Income Payments, at our discretion, where permitted by state law.

9. What happens if I die before the Variable Account Annuity Commencement Date?

If you die before the Variable Account Annuity Commencement Date and the GFIB Payment Commencement Date, we will pay the Beneficiary(ies) under the Policy an amount equal to the greater of:

(a)	the Accumulation Value plus cumulative Income Benefit Purchases (the “Total Contract Amount”) as of the day we receive a claim form in Good Order, or

(b)	the Adjusted Death Benefit Premium Payment.

If the Beneficiary is the spouse (as defined under Federal law) of the Owner, see Question 10. (Also see “DISTRIBUTIONS UNDER THE POLICY—Death Before Annuity Commencement” and “FEDERAL TAX MATTERS.”) Please see “THE POLICIES—Guaranteed Future Income Benefit” for more information about the death benefit payable before the Variable Account Annuity Commencement Date but after the GFIB Payment Commencement Date.

10. What happens if my spouse is the Beneficiary?

If you are the Owner and Annuitant and you die before the Variable Account Annuity Commencement Date, your spouse (as defined under Federal law) may continue the policy as the new owner and Annuitant if he/she is also the sole primary Beneficiary of the policy (for Non-Qualified, IRA, Roth IRA). If your spouse chooses to continue the policy, we will not pay the death benefit proceeds as a consequence of your death. Please see “THE POLICIES— “Guaranteed Future Income Benefit” for more information about how spousal continuance may affect the GFIB.

11. Can I return the policy after it is delivered?

You can cancel the Policy within 10 days of delivery of the Policy or such longer period as required under state law. To cancel your Policy, you must return it to VPSC at one of the addresses listed in Question 14 of this Prospectus or to the registered representative through whom you purchased it, along with a written request for cancellation. Except where you are entitled by law to receive your Premium Payment less any prior Partial Withdrawals, we will promptly return the Accumulation Value calculated as of the Business Day that either the registered representative through whom you purchased the Policy or VPSC receives the Policy along with the written request for cancellation in Good Order, but without any deduction for premium taxes or a surrender charge. This “Free Look” provision is in your Policy. (See “THE POLICIES—Your Right to Cancel (“Free Look”).”)

12. What about voting rights?

You can instruct NYLIAC how to vote shares of the Funds in which you have a voting interest through the Separate Account. (See “VOTING RIGHTS.”)

13. Are policy loans available?

Policy loans are not available.

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14. Where do I send written service requests to the NYLIAC Variable Products Service Center?

Certain service requests, including but not limited to death benefit claims and surrenders, are required to be in writing. All written service requests must be sent to the NYLIAC Variable Products Service Center (“VPSC”) at one of the following addresses:

Regular Mail	NYLIAC Variable Products Service Center Madison Square Station P.O. Box 922 New York, NY 10159

Express Mail	NYLIAC Variable Products Service Center 51 Madison Avenue Room 251 New York, NY 10010

Death Claim forms may also be submitted to	New York Life P.O. Box 130539 Dallas, TX 75313-0539

Written service requests will be effective as of the Business Day they are received in Good Order at VPSC at one of the addresses listed immediately above.

Faxed and e-mailed requests are not currently accepted, however, we reserve the right to accept them at our discretion. All NYLIAC requirements must be met for us to process your service requests. Please review all service request forms carefully and provide all required information that is applicable to the transaction. If all requirements are not met, we will not be able to process your service request. We will make every reasonable attempt to notify you in writing of this situation. It is important that you inform NYLIAC of an address change so that you can receive important Policy statements.

15. How do I contact NYLIAC by Telephone or by the Internet?

a. By Telephone:

Certain service requests, including but not limited to obtaining current unit values may be made by telephone. You may reach our Customer Service Representatives at (800) 598-2019 on Business Days between the hours of 9:00 a.m. and 6:00 p.m. (Eastern Time).

b. By Internet:

Certain service requests, including but not limited to transferring assets between investment options and e-mailing your registered representative, may be made via the Internet. For Internet-based requests please visit www.newyorklife.com and enter your user name and password. (See “THE POLICIES — Online Service at www.newyorklife.com.”)

We make online services available at our discretion. In addition, availability of online services may be interrupted temporarily at certain times. We do not assume responsibility for any loss if service through the online service should become unavailable. E-mail inquiries that are non-transactional may be sent through www.newyorklife.com once they have passed all security protocols to identify the policyowner.

You may authorize us to accept electronic instructions from a registered representative or the registered service assistant assigned to your policy in order to, with regard to your Accumulation Value, make premium allocations, transfers, and changes to your investment objective and/or risk tolerance. You may also authorize your registered representative or registered service assistant to revise your Automatic Asset Rebalancing (AAR) arrangement. Your AAR may be cancelled if a premium allocation change or transfer is submitted on your behalf that is inconsistent with your current AAR arrangements. You may prevent this cancellation if a conforming AAR change is processed within one Business Day of the inconsistent premium allocation change or transfer. You may also authorize us to accept telephone instructions from a registered representative to make transfers among investment options. Please note that Automatic Asset Rebalancing is not available while the GFIB is being funded.

To authorize the registered representative(s) or registered service assistants assigned to your policy to make transfers (only a registered representative can make transfers by telephone), you must send a completed Variable Product Electronic and Telephone Trading Authorization Form to VPSC at one of the addresses listed in Question 14 of this

18

Prospectus. We may revoke or deny Trading Authorization privileges for certain policyowners (See “THE POLICIES—Limits on Transfers”). Trading Authorization may be elected, changed or cancelled at any time. We will confirm all transactions in writing. Not all transactions are available on the Internet.

NYLIAC is not liable for any loss, cost or expense for action on instructions which are believed to be genuine in accordance with these procedures. Transfer requests received after the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time or received on a non-Business Day, will be priced as of the next Business Day.

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FINANCIAL STATEMENTS

The statutory statements of financial position of NYLIAC as of December 31, 2018 and 2017, and the related statutory statements of operations, of changes in capital and surplus, and of cash flows for each of the three years in the period ended December 31, 2018 (including the report of the independent registered public accounting firm) and the Separate Account statement of assets and liabilities as of December 31, 2018, and the statements of operations and of changes in net assets and the financial highlights for each of the periods indicated in the Financial Statements (including the report of the independent registered public accounting firm) are included in the SAI. The independent registered public accounting firm is PricewaterhouseCoopers LLP.

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CONDENSED FINANCIAL INFORMATION

The following Accumulation Unit values and the number of Accumulation Units outstanding for each Investment Division for each fiscal year ended December 31 presented below are derived from the financial statements audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The policies were first offered on August 31, 2015. Therefore, values and units shown for 2015 are for the period from August 31, 2015 to December 31, 2015. You should read this information in conjunction with the Separate Account’s audited financial statements and related notes that are included in the Statement of Additional Information.

	Accumulation unit value
	Beginning of period	End of period	Number of accumulation units
(Accumulation unit value in dollars and number of accumulation units in thousands)
MainStay VP Balanced – Service Class
2018	11.74	10.70	1
2017	10.84	11.74	1
2016	9.99	10.84	1
2015	10.00	9.99	0
MainStay VP Bond – Service Class
2018	10.35	10.09	0
2017	10.13	10.35	0
2016	9.94	10.13	0
2015	10.00	9.94	0
MainStay VP Conservative Allocation – Service Class
2018	11.33	10.43	1
2017	10.39	11.33	1
2016	9.92	10.39	1
2015	10.00	9.92	1
MainStay VP Cushing Renaissance Advantage – Service Class
2018	11.66	8.29	0
2017	10.98	11.66	0
2016	8.66	10.98	1
2015	10.00	8.66	2
MainStay VP Eagle Small Cap Growth – Service Class
2018	12.87	11.54	0
2017	10.65	12.87	0
2016	9.84	10.65	0
2015	10.00	9.84	0
MainStay VP Emerging Markets Equity – Service Class
2018	14.15	11.07	0
2017	10.05	14.15	0
2016	9.61	10.05	0
2015	10.00	9.61	0
MainStay VP Epoch U.S. Equity Yield – Service Class
2018	12.12	11.31	2
2017	10.38	12.12	2
2016	10.06	10.38	2
2015	10.00	10.06	0
MainStay VP Epoch U.S. Small Cap – Service Class
2018	12.65	10.45	0
2017	11.10	12.65	0
2016	9.71	11.10	0
2015	10.00	9.71	0

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	Accumulation unit value
	Beginning of period	End of period	Number of accumulation units
MainStay VP Fidelity Institutional AM® Utilities – Service Class
2018	11.29	11.20	9
2017	10.00	11.29	10
2016	9.12	10.00	11
2015	10.00	9.12	9
MainStay VP Floating Rate – Service Class
2018	10.64	10.46	1
2017	10.40	10.64	1
2016	9.75	10.40	1
2015	10.00	9.75	0
MainStay VP Growth Allocation – Service Class
2018	12.77	10.96	53
2017	10.58	12.77	57
2016	9.99	10.58	63
2015	10.00	9.99	16
MainStay VP Income Builder – Service Class
2018	11.85	11.05	0
2017	10.70	11.85	0
2016	9.94	10.70	0
2015	10.00	9.94	0
MainStay VP Indexed Bond – Service Class
2018	10.04	9.81	0
2017(b)	10.00	10.04	0
MainStay VP IQ Hedge Multi-Strategy – Service Class
2018(e)	9.35	8.56	30
2017	9.52	9.35	33
2016	9.67	9.52	32
2015	10.00	9.67	13
MainStay VP Janus Henderson Balanced – Service Class
2018	12.25	12.10	5
2017	10.52	12.25	0
2016	10.21	10.52	1
2015	10.00	10.21	2
MainStay VP Large Cap Growth – Service Class
2018	13.01	13.26	2
2017	9.98	13.01	1
2016	10.38	9.98	2
2015	10.00	10.38	2
MainStay VP MacKay Common Stock – Service Class
2018	13.43	12.45	1
2017	11.11	13.43	1
2016	10.35	11.11	2
2015	10.00	10.35	3
MainStay VP MacKay Convertible – Service Class
2018	11.98	11.52	3
2017	10.87	11.98	2
2016	9.86	10.87	2
2015	10.00	9.86	2
MainStay VP MacKay Government – Service Class
2018	9.93	9.77	0

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	Accumulation unit value
	Beginning of period	End of period	Number of accumulation units
2017	9.89	9.93	0
2016	9.94	9.89	0
2015	10.00	9.94	0
MainStay VP MacKay Growth – Service Class
2018	12.95	12.20	0
2017	10.09	12.95	0
2016	10.21	10.09	0
2015	10.00	10.21	0
MainStay VP MacKay High Yield Corporate Bond – Service Class
2018	11.54	11.19	50
2017	10.97	11.54	50
2016	9.59	10.97	52
2015	10.00	9.59	27
MainStay VP MacKay International Equity – Service Class
2018	12.95	11.27	0
2017	9.93	12.95	0
2016	10.61	9.93	0
2015	10.00	10.61	0
MainStay VP MacKay Mid Cap Core – Service Class
2018	12.69	11.00	3
2017	10.83	12.69	3
2016	9.89	10.83	3
2015	10.00	9.89	2
MainStay VP MacKay S&P 500 Index – Service Class
2018	13.63	12.80	22
2017	11.40	13.63	9
2016	10.37	11.40	10
2015	10.00	10.37	8
MainStay VP MacKay Small Cap Core – Service Class
2018	13.22	11.04	0
2017	11.79	13.22	0
2016(a)	10.00	11.79	1
MainStay VP MacKay Unconstrained Bond – Service Class
2018	10.65	10.35	57
2017	10.32	10.65	69
2016	9.76	10.32	69
2015	10.00	9.76	27
MainStay VP Mellon Natural Resources – Initial Class
2018	11.40	8.03	0
2017	11.64	11.40	0
2016	8.23	11.64	0
2015	10.00	8.23	0
MainStay VP Moderate Allocation – Service Class
2018	11.82	10.66	16
2017	10.45	11.82	16
2016	9.98	10.45	17
2015	10.00	9.98	6
MainStay VP Moderate Growth Allocation – Service Class
2018	12.33	10.83	64
2017	10.56	12.33	76

23

	Accumulation unit value
	Beginning of period	End of period	Number of accumulation units
2016	9.97	10.56	91
2015	10.00	9.97	41
MainStay VP PIMCO Real Return – Service Class
2018	10.30	9.88	2
2017	10.12	10.30	2
2016	9.76	10.12	1
2015	10.00	9.76	1
MainStay VP T. Rowe Price Equity Income – Service Class
2018	13.51	12.04	2
2017	11.81	13.51	3
2016	10.10	11.81	3
2015	10.00	10.10	3
MainStay VP U.S. Government Money Market – Initial Class
2018	9.73	9.74	3
2017	9.82	9.73	61
2016	9.95	9.82	63
2015	10.00	9.95	7
American Funds IS Asset Allocation Fund – Class 4
2018(d)	10.00	9.50	0
American Funds IS Blue Chip Income and Growth Fund – Class 4
2018	10.60	9.52	1
2017(c)	10.00	10.60	0
American Funds IS Global Small Capitalization Fund – Class 4
2018	11.84	10.42	2
2017	9.55	11.84	2
2016	9.51	9.55	3
2015	10.00	9.51	2
American Funds IS Growth Fund – Class 4
2018	10.21	10.03	1
2017(c)	10.00	10.21	0
American Funds IS New World Fund® – Class 4
2018	13.45	11.38	9
2017	10.56	13.45	9
2016	10.19	10.56	11
2015	10.00	10.19	4
BlackRock® Global Allocation V.I. Fund – Class III
2018	11.43	10.42	5
2017	10.19	11.43	4
2016	9.95	10.19	5
2015	10.00	9.95	6
BlackRock® High Yield V.I. Fund – Class III
2018	11.17	10.70	5
2017	10.57	11.17	6
2016	9.49	10.57	7
2015	10.00	9.49	7
ClearBridge Variable Appreciation Portfolio – Class II
2018	11.08	10.71	0
2017(b)	10.00	11.08	0
Columbia Variable Portfolio – Commodity Strategy Fund – Class 2
2018	9.66	8.18	0

24

	Accumulation unit value
	Beginning of period	End of period	Number of accumulation units
2017	9.62	9.66	0
2016	8.68	9.62	0
2015	10.00	8.68	0
Columbia Variable Portfolio – Emerging Markets Bond Fund – Class 2
2018	11.95	10.92	0
2017	10.85	11.95	0
2016	9.90	10.85	0
2015	10.00	9.90	1
Columbia Variable Portfolio – Small Cap Value Fund – Class 2
2018	14.25	11.50	0
2017	12.67	14.25	0
2016	9.68	12.67	0
2015	10.00	9.68	0
Delaware VIP® Small Cap Value Series – Service Class
2018	10.39	8.52	0
2017(c)	10.00	10.39	0
Dreyfus IP Technology Growth Portfolio – Service Shares
2018	15.18	14.79	5
2017	10.81	15.18	0
2016	10.50	10.81	0
2015	10.00	10.50	1
DWS Alternative Asset Allocation VIP – Class B
2018	10.60	9.48	0
2017	10.04	10.60	0
2016(a)	10.00	10.04	0
Fidelity® VIP ContrafundSM Portfolio – Service Class 2
2018	13.03	12.00	56
2017	10.86	13.03	53
2016	10.22	10.86	62
2015	10.00	10.22	26
Fidelity® VIP Emerging Markets Portfolio – Service Class 2
2018(d)	10.00	8.24	0
Fidelity® VIP Equity-Income PortfolioSM – Service Class 2
2018	12.95	11.69	0
2017	11.65	12.95	0
2016	10.04	11.65	0
2015	10.00	10.04	0
Fidelity® VIP Growth Opportunities Portfolio – Service Class 2
2018	13.59	15.05	4
2017	10.27	13.59	0
2016	10.40	10.27	0
2015	10.00	10.40	0
Fidelity® VIP Mid Cap Portfolio – Service Class 2
2018	12.92	10.87	0
2017	10.87	12.92	0
2016	9.84	10.87	0
2015	10.00	9.84	0
Invesco V.I. American Value Fund – Series II Shares
2018	11.48	9.87	0
2017	10.61	11.48	0

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	Accumulation unit value
	Beginning of period	End of period	Number of accumulation units
2016	9.34	10.61	0
2015	10.00	9.34	0
Invesco V.I. International Growth Fund – Series II Shares
2018	12.08	10.11	14
2017	9.98	12.08	14
2016	10.18	9.98	16
2015	10.00	10.18	5
Janus Henderson Enterprise Portfolio – Service Shares
2018	10.20	9.99	0
2017(c)	10.00	10.20	0
Janus Henderson Global Research Portfolio – Service Shares
2018	12.36	11.33	0
2017	9.89	12.36	0
2016	9.84	9.89	0
2015	10.00	9.84	0
MFS® International Value Portfolio – Service Class
2018	11.35	10.11	9
2017(b)	10.00	11.35	0
MFS® Investors Trust Series – Service Class
2018	13.14	12.23	7
2017	10.83	13.14	8
2016	10.13	10.83	9
2015	10.00	10.13	2
MFS® Research Series – Service Class
2018	13.24	12.46	0
2017	10.91	13.24	0
2016	10.19	10.91	1
2015	10.00	10.19	2
Morgan Stanley VIF U.S. Real Estate Portfolio – Class II
2018	11.61	10.54	0
2017	11.44	11.61	0
2016	10.88	11.44	0
2015	10.00	10.88	0
Neuberger Berman AMT Mid Cap Growth Portfolio – Class S
2018	11.96	11.03	10
2017	9.73	11.96	10
2016	9.47	9.73	12
2015	10.00	9.47	4
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) – Advisor Class
2018	10.70	10.77	35
2017	10.56	10.70	41
2016	10.06	10.56	41
2015	10.00	10.06	16
PIMCO VIT Low Duration Portfolio – Advisor Class
2018	9.96	9.85	1
2017	9.97	9.96	1
2016(a)	10.00	9.97	1
PIMCO VIT Total Return Portfolio – Advisor Class
2018	10.40	10.19	41
2017	10.05	10.40	43

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	Accumulation unit value
	Beginning of period	End of period	Number of accumulation units
2016	9.93	10.05	44
2015	10.00	9.93	18
Victory VIF Diversified Stock Fund – Class A Shares
2018	12.70	10.86	0
2017	10.18	12.70	0
2016	9.93	10.18	1
2015	10.00	9.93	2

(a)	For the Period May 1, 2016 (commencement of operations in the Separate Account) through December 31, 2016.
(b)	For the Period May 1, 2017 (commencement of operations in the Separate Account) through December 31, 2017.
(c)	For the Period November 13, 2017 (commencement of operations in the Separate Account) through December 31, 2017.
(d)	For the Period May 1, 2018 (commencement of operations in the Separate Account) through December 31, 2018.
(e)	On November 30, 2018, MainStay VP Absolute Return Multi-Strategy merged into MainStay VP IQ Hedge Multi-Strategy.

27

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

AND THE SEPARATE ACCOUNT

New York Life Insurance and Annuity Corporation

New York Life Insurance and Annuity Corporation (NYLIAC) is a stock life insurance company incorporated in Delaware in 1980. NYLIAC is licensed to sell life, accident and health insurance and annuities in the District of Columbia and all states. In addition to the policies we describe in this Prospectus, NYLIAC offers life insurance policies and other annuities.

NYLIAC is a wholly-owned subsidiary of New York Life Insurance Company, a mutual life insurance company doing business in New York since 1845. NYLIAC held assets of $158.4 billion at the end of 2018. New York Life Insurance Company has invested in NYLIAC, and will occasionally make additional contributions to NYLIAC in order to maintain capital and surplus in accordance with state requirements.

The Separate Account

Separate Account-III was established on November 30, 1994, pursuant to resolutions of the NYLIAC Board of Directors. The Separate Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940. This registration does not signify that the Securities and Exchange Commission supervises the management, or the investment practices or policies, of the Separate Account.

Although the assets of the Separate Account belong to NYLIAC, these assets are held separately from our other assets. The Separate Account’s assets are not chargeable with liabilities incurred in any of NYLIAC’s other business operations (except to the extent that assets in the Separate Account exceed the reserves and other liabilities of that Separate Account). The income, capital gains and capital losses incurred on the assets of the Separate Account are credited to or charged against the assets of the Separate Account without regard to the income, capital gains or capital losses arising out of any other business NYLIAC may conduct. Therefore, the investment performance of the Separate Account is entirely independent on the investment performance of the DCA Advantage Account and any other separate account of NYLIAC.

Separate Account III currently consists of 92 Investment Divisions, some of which may not be available under this policy. The portion of your Premium Payment allocated to the Investment Divisions is invested solely in the corresponding Eligible Portfolios of the relevant Fund. You may also allocate your Premium Payment to one of our Asset Allocation Models. Please note that there are restrictions on the amounts that can be allocated to specific Investment Divisions while the GFIB feature is being funded (see “THE POLICIES—Guaranteed Future Income Benefit”).

The Portfolios

The assets of each Eligible Portfolio are separate from the others and each such Portfolio has different investment objectives and policies. As a result, each Eligible Portfolio operates as a separate investment fund and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio. You can make or lose money in any of the Investment Divisions. Portfolios described in this Prospectus are different from portfolios that may have similar names but are available directly to the general public. The funds available directly to the general public may have the same adviser, same name, same investment objectives and policies, and substantially similar portfolio securities, but the investment performance may not be the same.

We offer no assurance that any of the Eligible Portfolios will attain their respective stated objectives.

The Funds also may make their shares available to certain other separate accounts funding variable life insurance policies offered by NYLIAC. This is called “mixed funding.” The Funds also may make their shares available to separate accounts of insurance companies unaffiliated with NYLIAC. This is called “shared funding.” Although we do not anticipate any inherent difficulties arising from mixed and shared funding, it is theoretically possible that, due to differences in tax treatment or other considerations, the interests of owners of various policies participating in a certain Fund might at some time be in conflict. The Board of Directors/Trustees of each Fund, each Fund’s investment advisers, and NYLIAC are required to monitor events to identify any material conflicts that arise from the use of the Funds for mixed and shared funding. For more information about the risks of mixed and shared funding, please refer to the relevant Fund prospectus.

The Funds and Eligible Portfolios offered through this product are selected by NYLIAC based on several criteria, including asset class coverage, the strength of the manager’s reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. An affiliate of NYLIAC manages the Mainstay VP Funds Trust and that was a factor in its selection. Another factor that NYLIAC considers during the selection process is whether the Fund or Eligible Portfolio or an affiliate of the Fund will compensate NYLIAC for providing administrative,

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marketing, and support services that would otherwise be provided by the Fund, the Fund’s investment adviser, or its distributor.

We may receive payments or compensation from the Funds or their investment advisers, or from other service providers of the Funds (who may be affiliates of NYLIAC) in connection with administration, distribution, and other services we provide with respect to the Eligible Portfolios and their availability through the policies. These payments may be derived, in whole or in part, from the advisory fee charged by the Fund and deducted from Fund assets and/or from “Rule 12b-1” fees charged by the Fund and deducted from Fund assets. These payments are also a factor in our selection of Funds and Eligible Portfolios. NYLIAC may use these payments for any corporate purpose, including payment of expenses that NYLIAC and/or its affiliates incur in promoting, marketing, and administering the policies, and in its role as an intermediary of the Funds. Policyowners, through their indirect investment in the Funds, bear the costs of these advisory and 12b-1 fees.

The amounts we receive may be substantial, may vary by Eligible Portfolio, and may depend on how much policy value is invested in the particular Eligible Portfolio or Fund. NYLIAC and its affiliates may profit from these payments. Currently, we receive payments or revenue under various arrangements in amounts ranging from 0.15% to 0.35% annually of the aggregate net asset value of the shares of some of the Eligible Portfolios held by the Investment Divisions. We also receive compensation under various distribution services arrangements in amounts ranging from 0.05% to 0.25% annually of the aggregate net asset value of the shares of some of the Eligible Portfolios held by the Investment Divisions. The compensation that your registered representative receives remains the same regardless of which Investment Divisions you choose or the particular arrangements applicable to those Investment Divisions.

Asset Allocation Models

The Asset Allocation Models are made available by us in connection with the policy at no extra charge. The Asset Allocation Models are designed and intended to be used within the context of your relationship with your registered representative. Currently, you can work with your registered representative to select one of five (5) Asset Allocation Models at a time, with each model specifying percentage allocations among various Investment Divisions available through your policy. If you wish to allocate your Accumulation Value in accordance with an Asset Allocation Model, you may do so by notifying us in writing at one of the addresses listed in Question 14 of this Prospectus, calling us or going to www.newyorklife.com. Your request is subject to model availability.

Each Asset Allocation Model is designed to seek to achieve a different investment objective. The Asset Allocation Models are general in nature and are not tailored or personalized for you. Working with your registered representative, you can use the Asset Allocation Models to help you diversify your Accumulation Value among asset classes to seek to attain an investment goal and reduce volatility over the long term.

The Asset Allocation Models are static, but gains and/or losses from the Funds in a model will cause the model’s original percentages to shift. With the GFIB Rider, your allocation(s) to an Asset Allocation Model, if selected, will be rebalanced quarterly to reflect the model’s original percentages.

The available Asset Allocation Models may change from time to time. We may create new Asset Allocation Models with asset allocations or Investment Divisions that vary from those of existing Asset Allocation Models. We will notify you if we offer new Asset Allocation Models, if there is a material change in our arrangement with our Asset Allocation Model designer, or if we terminate our Asset Allocation Model program. We will not reallocate your Accumulation Value, or change your premium allocation instructions, in response to these changes. However, the Investment Divisions and allocation percentages for your model could change due to events such as mergers, substitutions, liquidations or closures. We will notify you in writing of any such events and seek your instructions on how you want your Accumulation Value or premium payments reallocated.

You can get information about new or updated Asset Allocation Models, or about Asset Allocation Models that are no longer available for new investment, by contacting your registered representative. You should consult your registered representative periodically to consider whether any Asset Allocation Model you have selected is still suitable for you. If you wish to remove funds from your current Asset Allocation Model and/or allocate funds to a currently offered Asset Allocation Model, subject to the investment restrictions that apply while the GFIB is being funded, you may do so by notifying us in writing at one of the addresses listed in Question 14 of this Prospectus.

The Asset Allocation Models were designed on our behalf, and provided to us by an unaffiliated third-party investment adviser, QS Investors, LLC (“QS Investors”), a subsidiary of Legg Mason, Inc. QS Investors provided research and business support services relating to the Asset Allocation Models and selected the Investment Divisions to populate each Asset Allocation Model from information that we provided about the available Investment Divisions. The Asset Allocation Models are general in nature and not tailored or personalized for you. We are QS Investors’ sole client with respect to the

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Asset Allocation Models. Furthermore, QS Investors designed the Asset Allocation Models in early 2018 for availability as of May 1, 2018, and is not responsible for updating the models in response to market and economic conditions or other factors. QS Investors has authorized us to make the Asset Allocation Models available for use in connection with the policy. The Asset Allocation Models are designed and intended for use within the context of relationships between registered representatives and their clients. New York Life Investment Management LLC (“New York Life Investments”), an affiliate of NYLIAC and the Investment Advisor to the MainStay VP Funds Trust, provided asset allocation models prior to May 1, 2018 (the “Former Asset Allocation Models”).

The currently offered Asset Allocation Models are available to all policyholders. Any Former Asset Allocation Models are available only to those policyholders who allocated to those Asset Allocation Models when they were offered. You can select only one Asset Allocation Model at a time. If you transfer out of a Former Asset Allocation Model that is no longer offered, you will not be able to transfer back into that Asset Allocation Model. Transfers into or out of an Asset Allocation Model count as one transfer and are subject to the conditions and restrictions listed in “THE POLICIES”.

You may change your allocation to a particular Asset Allocation Model at any time and reallocate your Accumulation Value to other Investment Divisions or another available Asset Allocation Model, subject to investment restrictions for maintaining the GFIB Rider. For example, if you have allocated to an Asset Allocation Model and you later decide you prefer different percentage allocations among the Investment Divisions than those specified by the Asset Allocation Model, you will need to transfer out of that Asset Allocation Model and allocate your Accumulation Value to those Investment Divisions in the percentages you want. (See “THE POLICIES – Transfers”.) If you then want your Accumulation Value to remain at the new percentages you selected, you should ensure that the AAR feature is in effect and accurately reflects your choice of investment percentages for each Investment Division. (See “THE POLICIES – Automatic Asset Rebalancing”.) You may also have amounts held in the DCA Advantage Account allocated to an Asset Allocation Model.

If you wish to allocate your policy’s Accumulation Value in accordance with an Asset Allocation Model, you should consult with your registered representative, who can help you evaluate the Asset Allocation Models and their attendant risks, and select an Asset Allocation Model that is suitable and appropriate for you in light of your financial situation, risk tolerance, time horizon and investment objectives. While the Asset Allocation Models can facilitate asset allocation discussions and decisions between you and your registered representatives, we have no discretionary authority or control over your investment decisions. The Asset Allocation Models are comprised of then available Investment Divisions. We make available educational information and materials (e.g., risk tolerance questionnaire, and Fund prospectuses) that can help you and your registered representative select an Asset Allocation Model. Consequently, you along with your registered representative are responsible for your decision to allocate your Accumulation Value in accordance with the Asset Allocation Models, and for your selection of the Asset Allocation Model that is best for you.

Asset allocation does not guarantee that your Variable Accumulation Value will increase or protect against losses in a declining market. Tools used to assess your risk tolerance, such as the Investor Profile, may not be accurate and could be less effective if your circumstances change over time. We reserve the right to terminate or change the asset allocation program at any time. As noted above, if the program is terminated or changed, we will not reallocate your Accumulation Value or change your premium allocation instructions. If you want to reallocate your Accumulation Value, you will need to send us a transfer request to one of the addresses in Question 14, by telephone, or through www.newyorklife.com. (See “THE POLICIES – Transfers”.)

An Asset Allocation Model may not perform as intended. Hence, it may not achieve its investment objective or reduce volatility. When considering an Asset Allocation Model for your situation, you should consider your other assets, income and investments in addition to this policy. An Asset Allocation Model may perform better or worse than any single investment option or any other combination of investment options. Asset Allocation does not guarantee that your Accumulation Value will increase, or protect against losses. In addition, the timing of your investment and any rebalancing may affect performance.

Because returns from each Investment Division in the Asset Allocation Models will vary, over time the percentage of your policy’s Variable Accumulation Value that is allocated to each Investment Division in the Asset Allocation Model you select may not remain at the initial percentages. While the GFIB is being funded, we will automatically rebalance your Variable Accumulation Value on a quarterly basis to maintain the original percentages allocated to each Investment Division in the Asset Allocation Model you select. To keep your Variable Accumulation Value at these initial percentages in line with your current investment objective after the GFIB is fully funded or has been cancelled, consider choosing the Automatic Asset Rebalancing option. (See “THE POLICIES- Automatic Asset Rebalancing”.)

Rebalancing or periodic updating of Asset Allocation Models can cause the Eligible Portfolios underlying in the Investment Divisions that make up a model to need to raise cash for money flowing out of the Funds or vice versa. In

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order to raise cash, those Funds may need to sell assets at prices lower than otherwise expected, which can hurt Fund share prices. Moreover, large outflows of money from the Funds may increase the expenses attributable to the assets remaining in the Funds. These transactions and expenses can adversely affect the performance of the relevant Funds and of the Asset Allocation Models. In addition, these inflows and outflows may cause a Fund to hold a large portion of its assets in cash, which could detract from the achievement of the Fund’s investment objective, particularly in periods of rising market prices. For additional information regarding the risks of investing in a particular Fund, see that Fund’s prospectus.

Conflicts of Interest

QS Investors received a fee from NYLIAC to design the Asset Allocation Models. While the Asset Allocation Models are designed to offer you a convenient way to work with your registered representative in making allocation decisions, you should be aware that QS Investors is subject to competing interests that may have influenced its design of the Asset Allocation Models. For example, because affiliates of QS Investors advise Legg Mason Partners Variable Equity Trust (the “Legg Mason Trust”), QS Investors and the Legg Mason Trust may benefit from including the ClearBridge Variable Appreciation Investment Division in one or more of the Asset Allocation Models. Payments from NYLIAC to QS Investors to design the Asset Allocation Models may also influence QS Investors in its selection of Investment Divisions affiliated with NYLIAC for inclusion in these Asset Allocation Models. QS Investors may not have included certain Investment Divisions in the Asset Allocation Models because their investment profile (e.g., sector-specific concentration or shifting asset composition) was determined to be incompatible with the risk and return profile of those models. QS Investors considered many factors in selecting Investment Divisions for the Asset Allocation Models, including, but not limited to, risk and return profile, prior investment performance and underlying fund fees.

New York Life Investments is also subject to competing interests that impact the composition of the Asset Allocation Models as well as its design of the Former Asset Allocation Models. For example, because New York Life Investments receives fees for advising the MainStay VP Funds Trust, it benefits from the inclusion of a significant percentage of these Investment Divisions in the Asset Allocation Models and Former Asset Allocation Models. MainStay VP Investment Divisions represent such a significant percentage of the Asset Allocation Models and the Former Asset Allocation Models because they constitute the majority of Investment Divisions offered with the policy and are prevalent among the low- and moderate-risk Investment Divisions that make up those models.

In addition, New York Life Investments may not have included certain non-proprietary Investment Divisions in the Former Asset Allocation Models because their investment profile (e.g., sector-specific concentration or shifting asset composition) was determined to be incompatible with the risk and return profile of those models. Finally, New York Life Investments may have included Investment Divisions in a Former Asset Allocation Model based on asset class exposure and they may have also been selected over Investment Divisions with better past investment performance or lower fees.

As noted above, we receive payments or compensation from the Funds or their Investment Advisers, or from other service providers of the Funds (who may be affiliates of NYLIAC) in connection with administration, distribution and other services that we provide with respect to the Eligible Portfolios and their availability through the policies. The amount of this revenue and how it is computed varies by Fund, may be significant, and may create conflicts of interest in the design of the Asset Allocation Models and the Former Asset Allocation Models.

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The Eligible Portfolios of the relevant Funds, along with their investment advisers, are listed in the following table:

FUND	INVESTMENT ADVISERS	ELIGIBLE PORTFOLIOS

MainStay VP Funds Trust	New York Life Investment Management LLC	MainStay VP Conservative Allocation MainStay VP Growth Allocation MainStay VP Moderate Allocation MainStay VP Moderate Growth Allocation

	Subadviser: New York Life Investors LLC (“NYL Investors”)	MainStay VP Bond MainStay VP Floating Rate MainStay VP Indexed Bond MainStay VP U.S. Government Money Market

	Subadvisers: IndexIQ Advisors LLC	MainStay VP IQ Hedge Multi-Strategy

	Subadvisers: MacKay Shields LLC (“MacKay”) and NYL Investors	MainStay VP Balanced

	Subadviser: MacKay	MainStay VP MacKay Common Stock

MainStay VP MacKay Convertible

MainStay VP MacKay Government

MainStay VP MacKay Growth

MainStay VP MacKay High Yield Corporate Bond

MainStay VP MacKay International Equity

MainStay VP MacKay Mid Cap Core

MainStay VP MacKay S&P 500 Index

MainStay VP MacKay Small Cap Core

MainStay VP MacKay Unconstrained Bond

	Subadviser: Cushing Asset	MainStay VP Cushing® Renaissance Advantage
Management LP

	Subadvisers:	MainStay VP Emerging Markets Equity
Candriam Belgium and MacKay

Subadviser:
	Eagle Asset Management, Inc.	MainStay VP Eagle Small Cap Growth

Subadviser: Epoch Investment
	Partners, Inc. (“Epoch”)	MainStay VP Epoch U.S. Equity Yield

Subadviser:
	Janus Capital Management LLC	MainStay VP Janus Henderson Balanced

	Subadviser: FIAM LLC (“FIAM”)	MainStay VP Fidelity Institutional AM® Utilities

Subadviser:
	Pacific Investment Management	MainStay VP PIMCO Real Return
Company LLC

Subadviser:
	T. Rowe Price Associates, Inc.	MainStay VP T. Rowe Price Equity Income

Subadviser:
	Mellon Investments Corporation	MainStay VP Mellon Natural Resources

Subadviser: Winslow Capital
	Management, Inc.	MainStay VP Large Cap Growth

	Subadvisers: Epoch and MacKay	MainStay VP Income Builder

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	Invesco Advisers, Inc.	Invesco V.I. American Value Fund Invesco V.I. International Growth Fund

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FUND	INVESTMENT ADVISERS	ELIGIBLE PORTFOLIOS

American Funds Insurance Series®	Capital Research and Management CompanySM (“CRMC”)

American Funds IS Asset Allocation Fund

American Funds IS Blue Chip Income and Growth Fund

American Funds IS Global Small Capitalization Fund

American Funds IS Growth Fund

American Funds IS New World Fund®

BlackRock® Variable Series Funds, Inc. BlackRock® Variable Series Funds II, Inc.	BlackRock Advisors, LLC	BlackRock® Global Allocation V.I. Fund BlackRock® High Yield V.I. Fund

Legg Mason Partners Variable Equity Trust	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	ClearBridge Variable Appreciation Portfolio

Columbia Funds Variable Series Trust II Columbia Funds Variable Insurance Trust	Columbia Management Investment Advisers, LLC Commodity Strategy Subadviser: Threadneedle International Limited	Columbia Variable Portfolio — Commodity Strategy Fund Columbia Variable Portfolio — Emerging Markets Bond Fund Columbia Variable Portfolio — Small Cap Value Fund

Delaware VIP® Trust	Delaware Management Company	Delaware VIP® Small Cap Value Series

Deutsche DWS Variable Series II	DWS Investment Management Americas Inc. Subadviser: RREEF America LLC	DWS Alternative Asset Allocation VIP

Dreyfus Investment Portfolios	The Dreyfus Corporation	Dreyfus IP Technology Growth Portfolio

Fidelity® Variable Insurance Products Fund	Fidelity Management and Research Company (“FMR”) Subadvisers: FMR Co., Inc. (“FMRC”) and other investment advisers

Fidelity® VIP ContrafundSM Portfolio

Fidelity® VIP Emerging Markets Portfolio

Fidelity® VIP Equity-Income PortfolioSM

Fidelity® VIP FundsManager® 60% Portfolio

Fidelity® VIP Growth Opportunities Portfolio

Fidelity® VIP Health Care Portfolio

Fidelity® VIP International Index Portfolio

Fidelity® VIP Mid Cap Portfolio

Janus Aspen Series	Janus Capital Management LLC	Janus Henderson Enterprise Portfolio Janus Henderson Global Research Portfolio

MFS® Variable Insurance Trust MFS® Variable Insurance Trust II	Massachusetts Financial Services Company (“MFS”)	MFS® Investors Trust Series MFS® Research Series MFS® International Value Portfolio

Morgan Stanley Variable Insurance Fund, Inc.	Morgan Stanley Investment Management Inc.	Morgan Stanley VIF U.S. Real Estate Portfolio

Neuberger Berman Advisers Management Trust	Neuberger Berman Investment Advisers LLC	Neuberger Berman AMT Mid Cap Growth Portfolio

PIMCO Variable Insurance Trust	Pacific Investment Management Company LLC (“PIMCO”)	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) PIMCO VIT Low Duration Portfolio PIMCO VIT Total Return Portfolio

Victory Variable Insurance Funds	Victory Capital Management Inc.	Victory VIF Diversified Stock Fund

Please refer to the accompanying prospectuses of the respective Funds for a complete description of the Funds, the investment advisers, the sub-advisers, and the Portfolios. The Funds’ prospectuses should be read carefully before any decision is made concerning the allocation of your Premium Payment to an Investment Division corresponding to an Eligible Portfolio.

NYLIAC does not provide investment advice and does not recommend or endorse any Eligible Portfolio or Portfolios. NYLIAC is not responsible for choosing the Investment Divisions or the amounts allocated to each. You are responsible for determining that these decisions are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Decisions regarding investment allocations should be carefully considered. You bear the risk of any decline in the value of your policy resulting from the performance of the Portfolios you have chosen.

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You should consult with your registered representative to determine which combination of investment options is most appropriate for you, and periodically review your choices.

Certain portfolios, generally referred to as “funds of funds” or “master-feeder arrangements,” may invest all or substantially all their assets in portfolios of other funds. In such case, you will indirectly pay fees and expenses at both portfolio levels, which would reduce your investment return.

Hedging strategies may be employed by certain portfolios to attempt to provide downside protection during sharp downward movements in equity markets. The cost of these strategies could limit the upside participation of the portfolio in rising equity markets relative to other portfolios.

So-called “alternative” investment strategies may also be used by certain portfolios, which may involve non-traditional asset classes. These alternative investment strategies may be riskier than more traditional investment strategies and may involve leverage or use complex hedging techniques, such as options and derivatives. These may offer potential diversification benefits beyond traditional investment strategies.

Investment decisions should be based on a thorough investigation of all the information regarding the Eligible Portfolios that are available to you, including each Fund’s prospectus, statement of additional information, and annual and semi-annual reports. Other sources, such as the Fund’s website or newspapers and financial and other magazines, provide more current information, including information about any regulatory actions or investigations relating to a Fund or Eligible Portfolio. After you select Investment Divisions or an Asset Allocation Model for your Premium Payment, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

Money Market Fund Fees and Gates

The SEC has adopted rules that provide that all money market funds can impose liquidity fees and/or suspend redemptions under certain circumstances. The liquidity fees can be up to 2% of the amount redeemed, and the suspensions of redemptions (redemption “gates”) can last for ten (10) business days. Money market funds can impose these fees and gates (which could be applied to all policy transfers, surrenders, withdrawals and benefit payments from that portfolio) based on the liquidity of the fund’s assets and other factors.

All types of money market funds can impose these fees and gates, but government money market funds (that invest at least 99.5% of their assets in cash, U.S. government securities and/or repurchase agreements that are secured by cash or government securities) are less likely to impose fees and gates. Nevertheless, there remains a possibility that a government money market fund such as the MainStay VP U.S. Government Money Market Portfolio could impose such fees and gates, which could be applied to all policy transfers, surrenders, withdrawals and benefit payments from the portfolio.

Additions, Deletions, or Substitutions of Investments

NYLIAC retains the right, subject to any applicable law, to make additions to, deletions from, or substitutions for, the Eligible Portfolio shares held by any Investment Division. NYLIAC reserves the right to eliminate the shares of any of the Eligible Portfolios and to substitute shares of another portfolio of a Fund, or of another registered open-end management investment company. We may do this if the shares of the Eligible Portfolios are no longer available for investment or if we believe investment in any Eligible Portfolio would become inappropriate in view of the purpose of the Separate Account, which is to serve as the funding vehicle for the Policy and certain other variable annuity policies issued by NYLIAC. An investment in an Eligible Portfolio could become inappropriate if, for example, that Eligible Portfolio performs poorly, undergoes a significant management change, or changes its investment objective or investment policies such that they are no longer consistent with the purposes of the policies funded by the Separate Account.

To the extent required by law, we will not make substitutions of shares attributable to your interest in an Investment Division until you have been notified of the change. This does not prevent the Separate Account from purchasing other securities for other series or classes of policies, or from processing a conversion between series or classes of policies on the basis of requests made by policyowners.

We may establish new Investment Divisions when we determine, in our sole discretion, that marketing, tax, investment, or other conditions so warrant. We will make any new Investment Divisions available to existing policyowners on a basis we determine. We may also eliminate one or more Investment Divisions, if we determine, in our sole discretion, that marketing, tax, investment, or other conditions warrant. Please note that any such changes could affect the performance of the Asset Allocation Models.

In the event of any substitution or change, NYLIAC may, by appropriate endorsement, change the policies to reflect such substitution or change. We also reserve the right to: (a) operate the Separate Account as a management company

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under the Investment Company Act of 1940, (b) deregister it under such Act in the event such registration is no longer required, (c) combine it with one or more other separate accounts, and (d) restrict or eliminate the voting rights of persons having voting rights as to the Separate Account as permitted by law.

Reinvestment

We automatically reinvest all dividends and capital gain distributions from Eligible Portfolios in shares of the distributing Portfolio at their net asset value on the payable date.
THE POLICIES

These are modified single premium policies. This means that after the Policy Date we will accept payments toward the single Premium Payment amount specified in your policy, as long as total payments do not exceed that single Premium Payment amount. The surrender charge period for all payments is based on the Policy Date, even if we received them after the Policy Date.

The policies are variable. This means that the Accumulation Value will fluctuate based on the investment experience of the Investment Divisions and/or Asset Allocations Model you select, and the interest credited on the DCA Advantage Account Accumulation Value. NYLIAC does not guarantee the investment performance of the Separate Account or of the Eligible Portfolios. You bear the entire investment risk with respect to amounts allocated to the Investment Divisions of the Separate Account. We offer no assurance that the investment objectives of the Investment Divisions will be achieved. Accordingly, amounts allocated to the Investment Divisions of the Separate Account are subject to the risks inherent in the securities markets and, specifically, to price fluctuations in the Eligible Portfolios’ investments.

Through the GFIB, the Policy includes a fixed deferred income component that is determined on the Policy Date and guaranteed for the life of the Annuitant(s) (see “THE POLICIES—Guaranteed Future Income Benefit”). GFIB Payments are not impacted by the investment experience of the Separate Account.

As the Owner of the policy, you have the right to (a) change a revocable Beneficiary, (b) name a new Owner (on Non-Qualified Policies only), (c) receive income payments (Variable Account Annuity Income Payments, and/or GFIB Payments), (d) name a Payee to receive income payments (Variable Account Annuity Income Payments and/or GFIB Payments), and (e) transfer funds among the Investment Divisions or the Asset Allocation Models, subject to certain limitations while the GFIB is being funded. (See “THE POLICIES—Guaranteed Future Income Benefit”). You cannot lose these rights. However, all rights of ownership cease upon your death.

The current policyowner of a Non-Qualified Policy has the right to transfer ownership to another person(s) or entity. To transfer ownership, the policyowner must complete our approved “Transfer of Ownership” form in effect at the time of the request. This change will take effect as of the date you sign the form, subject to any payment we made or other action we took before recording the change. Federal law requires all financial institutions to obtain, verify, and record information that identifies each person or entity that becomes the Owner of an existing Policy. This means the new policyowner(s) will be required to provide their name, address, date of birth, and other identifying information. To complete a transfer of ownership, the new policyowner(s) may also be required to submit financial and suitability information. A transfer of ownership may impact the benefits received under this Policy. Please refer to your Policy for more details.

Certain provisions of the policies may be different than the general description in this Prospectus because of legal requirements or restrictions in your state. See your policy for specific variations because any such state variations will be included in your policy or in endorsements attached to your Policy. See also “Appendix C—State Variations” for specific information that may be applicable for your state.

Selecting the Variable Annuity That’s Right For You

In addition to the policies described in this Prospectus, we offer other variable annuities, each having different features, fees, and charges. Your registered representative can help you decide which is best for you based on your individual circumstances, time horizon, and policy feature preferences.

The availability of optional Policy features may increase the cost of the Policy. Therefore, when selecting a Policy, you should consider what Policy features you plan to use within your variable annuity. You should also consider the different surrender charge period associated with each Policy in light of the length of time you plan to hold your Policy (i.e., your time horizon). If you intend to make multiple contributions to your Policy over time, you may want to consider a surrender charge period that is based on the Policy Date. If you intend to make a single contribution or limited contributions over time, you may want to consider a Policy with a surrender charge period that is based on each Premium Payment. In addition to the surrender charges, you should also evaluate the available policy features and the different fees associated with each of the features and of the Policy.

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You should consider the investment objectives, risks, charges and expenses of an investment carefully before investing. Both the product and underlying Fund prospectuses contain this and other information about the variable annuities and underlying investment options. Your registered representative can provide you with prospectuses for one or more of these variable annuities and the underlying Funds. Please read the prospectuses carefully before investing.

Qualified and Non-Qualified Policies

We designed the policies primarily to provide income at a future date, and for the accumulation of retirement savings. We issue both Qualified and Non-Qualified Policies. Both types of policies offer tax-deferred accumulation. Non-Qualified Policies provide for retirement income other than through a tax-qualified plan. Qualified Policies are for use with any one of the tax-qualified plans listed below. Other tax-qualified plan types may be made available in the future. For more information, contact your Registered Representative.

Section 408 or 408A Individual Retirement Annuities (IRAs), including, Roth IRAs. Please see “FEDERAL TAX MATTERS” for a detailed description of these plans.

If you are considering the purchase of a Qualified Policy, you should be aware that this policy will fund a retirement plan that already provides tax deferral under the Code and there are fees and charges in an annuity that may not be included in other types of investments. Therefore, the tax deferral of the annuity does not provide additional benefits. However, this annuity is designed to provide certain payment guarantees and features other than tax deferral, some of which may not be available in other investments. These additional features and benefits include:

•	A guaranteed death benefit, as explained in this prospectus.

•	The option for you to receive multiple streams of guaranteed Income Payments for life after you have owned the policy for more than thirteen (13) months.

•	The flexibility to transfer money among Investment Divisions in the annuity managed by different investment managers and to have your investment mix automatically rebalanced periodically.

These features are explained in detail in this prospectus. You should purchase this annuity with tax-qualified money because of the additional features the annuity provides and not for the tax deferral to which the tax-qualified plan is already entitled. You should consult with your tax or legal adviser to determine if the policy is suitable for your tax qualified plan.

Policy Application and Premium Payments

To purchase a Policy, you must complete an application (acceptance of applications is subject to NYLIAC’s rules and we reserve the right to reject any application). The application is sent by your registered representative to NYLIAC’s Cleveland or Dallas Service Center with your Premium Payment. (Any portion of the Premium Payment received in connection with 1035 exchanges and rollovers must be sent to either the Cleveland or Dallas Service Center.) Any portion of the Premium Payment received after the Policy Date will only be accepted if such portion is stated on your application and comes from another source such as a Section 1035 exchange, rollover or transfer from another institution. If the application is in Good Order, we will credit the Premium Payment to the Allocation Options you have selected within two Business Days after receipt at the Cleveland or Dallas Service Center. (Or, in the case of a portion of your Premium Payment received in connection with 1035 exchanges and rollovers, at the Cleveland or Dallas Service Centers.) If we cannot credit the Premium Payment within five Business Days after we receive it because the application is not in Good Order, we will contact you and explain the reason for the delay. Unless you consent to NYLIAC’s retaining the Premium Payment and crediting it as soon as the necessary requirements are fulfilled, we will refund the Premium Payment immediately; however, if you paid the initial premium by check, we can delay that refund payment until your check has cleared.

We no longer accept new applications for this policy. We reserve the right to reject any Premium Payment. Generally, only one policyowner is named. If we issue a jointly owned Policy, ownership rights and privileges under the Policy must be exercised jointly and death benefits under the Policy will be paid upon the death of any joint owner. Joint owners must be spouses. Acceptance of the Premium Payment is subject to our Suitability Standards.

You may allocate your Premium Payment in up to 18 of the Investment Divisions, an Asset Allocation Model, as well as the DCA Advantage Account. There are allocation restrictions while the GFIB is being funded (see “THE POLICIES—Guaranteed Future Income Benefit”). If in Good Order, we will credit any portion of your Premium Payment(s) received after the Policy Date to the Policy at the close of the Business Day on which it is received by NYLIAC. Unless we permit otherwise, the minimum Premium Payment is $10,000 for both Qualified Policies and Non-Qualified Policies. The currently available methods of payment are direct payments to NYLIAC or any other method agreed to by us. The

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maximum Premium Payment we accept without prior approval is less than $1,000,000. NYLIAC reserves the right to limit the dollar amount of the Premium Payment. You must allocate a minimum of $2,000 to the DCA Advantage Account.

Tax-Free Section 1035 Exchanges

Subject to certain restrictions, you can make a tax-free exchange under Section 1035 of the Code of all or a portion of one annuity policy, or all of a life insurance policy for an annuity policy. Section 1035 also provides that an annuity policy may be exchanged in a tax-free transaction for a long-term care insurance policy. Before making an exchange, you should compare both policies carefully. Remember that if you exchange a life insurance policy or annuity policy for the policy described in this Prospectus:

•	you might have to pay a withdrawal charge on your previous policy,

•	there will be a new withdrawal charge period for this Policy,

•	other charges under this policy may be higher (or lower),

•	the benefits may be different,

•	you will no longer have access to any benefits from your previous policy (or the benefits may be different), and

•	access to your cash value following a partial exchange may be subject to tax-related limitations.

If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax, including a 10 percent federal penalty tax, on the exchange. You should not exchange an existing life insurance policy or another annuity policy for this Policy unless you determine that the exchange is in your best interest. New York Life may accept electronically transmitted instructions from your Registered Representative or from another insurance carrier for the purpose of effecting a 1035 exchange. If you contemplate such an exchange, you should consult a tax advisor to discuss the potential tax effects of such a transaction.

Payments Returned for Insufficient Funds

If your Premium Payment is returned for insufficient funds, we reserve the right to reverse your allocation(s) and charge you a $20 fee for the returned payment. In addition, the Fund may also redeem shares to cover any losses it incurs as result of a returned payment.

Your Right to Cancel (“Free Look”)

The policies are no longer available for new sales. When you purchased your policy, you had the right to cancel the policy within 10 days of delivery of the Policy or such longer period as required under state law. To cancel your Policy, you need to return it to VPSC at one of the addresses listed in Question 14 of this Prospectus or to the registered representative through whom you purchased it, with a written request for cancellation in Good Order. Except where you were entitled by law to receive the Premium Payment less any prior Partial Withdrawals, we would have promptly returned the Accumulation Value calculated as of the Business Day that either the registered representative through whom you purchased the Policy or VPSC received the policy along with a written request for cancellation in a form acceptable to us, but without any deduction for premium taxes or a surrender charge. We set forth the Free Look provision in your Policy. See Appendix C for more information about free look provisions in particular states.

If you are entitled to receive the total of premium payments less any prior withdrawals, but your Accumulation Value is higher than that amount as of the date your written request for cancellation is received in Good Order, we will return the Accumulation Value, calculated as set forth above and subject to the deductions noted above.

Issue Ages

To purchase a Non-Qualified Policy you must be between the ages of 18 and 75 (oldest Owner, if the policy is jointly owned). If the Owner of the policy is not a natural person, the Annuitant must not be older than age 75 (oldest Annuitant, if the policy has joint annuitants). For IRA, and Roth IRA plans, you must also be the Annuitant. We can issue Qualified Policies if you are between the ages of 18 and 68 1/2 (on the April 1 after you turn 68 1/2) (18-75 for Roth IRAs).

Transfers

In order to effect an individual transfer between Investment Divisions (or allocation changes that involve an Asset Allocation Model) while the GFIB is being funded, you will have to submit to VPSC an updated allocation form that conforms to the Investment Division restrictions noted in this Prospectus at one of the addresses listed in Question 14 of this Prospectus.

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If the GFIB is fully funded or has been cancelled, you may transfer amounts between Investment Divisions of the Separate Account (including Investment Divisions used with the Asset Allocation Models) any time prior to 30 days before the Variable Account Annuity Commencement Date. You may not make transfers into the DCA Advantage Account. Transfers made from the DCA Advantage Account to the Investment Divisions are subject to different limitations (See “THE DCA ADVANTAGE ACCOUNT.”) Except in connection with transfers made pursuant to Automatic Asset Rebalancing and the DCA Advantage Account, the minimum amount that you may transfer between Investment Divisions is $500. Except for Automatic Asset Rebalancing and the DCA Advantage Account, if the value of the remaining Accumulation Units in an Investment Division would be less than $25 after you make a transfer, we will transfer the entire value unless NYLIAC in its discretion determines otherwise. The amount(s) transferred to other Investment Divisions must be a minimum of $25 for each Investment Division.

Currently, we do not charge for transfers under the policy. However, we reserve the right to charge for each transfer after the first 12 in a given Policy Year, subject to any applicable state insurance law requirements. Any transfer into or out of an Asset Allocation Model counts as one transfer. Any transfer made in connection with Automatic Asset Rebalancing and the DCA Advantage Account will not count as a transfer toward the twelve transfer limit. In addition, transfers made in connection with Automatic or Discretionary Income Benefit Purchases (see “THE POLICIES—Guaranteed Future Income Benefit”) will not count towards the twelve transfer limit. Transfers from the Investment Divisions to an Asset Allocation Model (and vice versa), as well as transfers from one Asset Allocation model to another are counted as one transfer.

You can request a transfer by any of the three methods listed below. Transfer requests are subject to limitations and must be made in accordance with our established procedures. (See “Online Service at www.newyorklife.com)

•	submit your request in writing on a form we approve to VPSC at one of the addresses listed in Question 14 of this prospectus (or any other address we indicate to you in writing);

•	speak to a Customer Service Representative at 800-598-2019 on Business Days between the hours of 9:00 a.m. and 6:00 p.m. (Eastern Time); or

•	make your request through www.newyorklife.com.

We do not currently accept faxed or e-mailed transfer requests, however, we reserve the right to accept them at our discretion. NYLIAC is not liable for any loss, cost or expense for action based on telephone or electronic instructions which are believed to be genuine in accordance with these procedures. Transfer requests received after the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time or received on a non-Business Day, will be priced as of the next Business Day.

Limits on Transfers

Procedures Designed to Limit Potentially Harmful Transfers—This policy is not intended as a vehicle for market timing. Accordingly, your ability to make transfers under the policy is subject to limitation if we determine, in our sole opinion, that the exercise of that privilege may disadvantage or potentially hurt the rights or interests of other policyowners.

Any modification of the transfer privilege could be applied to transfers to or from some or all of the Investment Divisions. If not expressly prohibited by the policy, we may, for example:

•	reject a transfer request from you or from any person acting on your behalf

•	restrict the method of making a transfer

•	charge you for any redemption fee imposed by an underlying fund

•	limit the dollar amount, frequency, or number of transfers.

Currently, if you or someone acting on your behalf requests by telephone and/or electronically transfers into or out of one or more Investment Divisions or an Asset Allocation Model on three or more days within any 60-day period, we will send you a letter notifying you that the transfer limitation has been exceeded. If we receive an additional transfer request that would result in transfers into or out of one or more Investment Divisions or an Asset Allocation Model on three or more days within any 60-day period, we will process the transfer request. Thereafter, we will immediately suspend your ability to make transfers electronically and by telephone, regardless of whether you have received the warning letter. All subsequent transfer requests for your policy must then be made in writing through the U.S. mail or an overnight courier and received by VPSC at one of the addresses listed in Question 14 of this Prospectus. We will provide you with written notice when we take this action.

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We currently do not include the following transfers in these limitations, although we reserve the right to include them in the future: the first transfer out of the MainStay VP U.S. Government Money Market Investment Division within six months of the issuance of a policy and transfers made pursuant to the DCA Advantage Account or the Automatic Asset Rebalancing option. In addition, we will not include transfers made in connection with Automatic or Discretionary Income Benefit Purchases (see “THE POLICIES—Guaranteed Future Income Benefit)” in these limitations.

We may change these limitations or restrictions or add new ones at any time without prior notice; your policy will be subject to these changes regardless of the issue date of your policy. All transfers are subject to the limits set forth in this Prospectus in effect on the date of the transfer request, regardless of when your policy was issued. Note, also, that any applicable transfer rules, either as indicated above or that we may utilize in the future, will be applied even if we cannot identify any specific harmful effect from any particular transfer.

We apply our limits on transfers procedures to all Owners of this policy without exception.

Orders for the purchase of Fund portfolio shares are subject to acceptance by the relevant Fund. We will reject or reverse, without prior notice, any transfer request into an Investment Division if the purchase of shares in the corresponding Fund portfolio is not accepted by the Fund for any reason. For transfers into multiple Investment Divisions and/or an Asset Allocation Model, the entire transfer request will be rejected or reversed if any part of it is not accepted by any one of the Funds. We will provide you with written notice of any transfer request we reject or reverse. You should read the Fund prospectuses for more details regarding their ability to refuse or restrict purchases or redemptions of their shares. In addition, a Fund may require us to share specific policyowner transactional data with them, such as taxpayer identification numbers and transfer information.

Risks Associated with Potentially Harmful Fund Transfers—our procedures are designed to limit potentially harmful fund transfers. However, We cannot guarantee that our procedures will be effective in detecting and preventing all transfer activity that could disadvantage or potentially hurt the rights or interests of other policyowners. The risks described below apply to policyowners and other persons having material rights under the policies.

•

We do not currently impose redemption fees on transfers or expressly limit the number or size of transfers in a given period. Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than our procedures in deterring or preventing potentially harmful transfer activity.

•	Our ability to detect and deter potentially harmful transfer activity may be limited by policy provisions.

•

(1) The underlying fund portfolios may have adopted their own policies and procedures with respect to trading of their respective shares. The prospectuses for the underlying fund portfolios, in effect at the time of any trade, describe any such policies and procedures. The trading policies and procedures of an underlying fund portfolio may vary from ours and be more or less effective at preventing harm. Accordingly, the sole protection you may have against potentially harmful frequent transfers is the protection provided by the procedures described herein.

•

(2) The purchase and redemption orders received by the underlying fund portfolios reflect the aggregation and netting of multiple orders from owners of this Policy and other variable policies issued by us. The nature of these combined orders may limit the underlying fund portfolios’ ability to apply their respective trading policies and procedures. In addition, if an underlying fund portfolio believes that a combined order we submit may reflect one or more transfer requests from owners engaged in potentially harmful transfer activity, the underlying fund portfolio may reject the entire order and thereby prevent us from implementing any transfers that day. We do not generally expect this to happen. Alternatively, Funds may request information on individual policyowner transactions and may impose restrictions on individual policyowner transfer activity.

•

Other insurance companies that invest in the Fund portfolios underlying this policy, may have adopted their own policies and procedures to detect and prevent potentially harmful transfer activity. The policies and procedures of other insurance companies may vary from ours and be more or less effective at preventing harm. If their policies and procedures fail to successfully discourage potentially harmful transfer activity, there could be a negative effect on the owners of all of the variable policies, including ours, whose Investment Divisions correspond to the affected underlying fund portfolios.

•	Potentially harmful transfer activity could result in reduced performance results for one or more

•	Investment Divisions, due to among other things:

(1)	an adverse effect on portfolio management, such as:

a)	impeding a portfolio manager’s ability to sustain an investment objective;

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b)	causing the underlying fund portfolio to maintain a higher level of cash than would otherwise be the case; or

c)	causing an underlying fund portfolio to liquidate investments prematurely (or at an otherwise inopportune time) in order to pay withdrawals or transfers out of the underlying fund portfolio.

(2)	increased administrative and Fund brokerage expenses.

(3)

dilution of the interests of long-term investors in an Investment Division if purchases or redemptions into or out of an underlying fund portfolio are made when, and if, the underlying fund portfolio’s investments do not reflect an accurate value (sometimes referred to as “time-zone arbitrage” and “liquidity arbitrage”).

Speculative Investing

Do not purchase this Policy if you plan to use it for speculation, arbitrage, viatication or any other type of collective investments scheme. Your Policy may not be traded on any stock exchange or secondary market. By purchasing this Policy, you represent and warrant that you are not using this Policy for speculation, arbitrage, viatication or any other type of collective investment scheme.

Online Service at www.newyorklife.com

The online service at www.newyorklife.com enables you to sign-up to receive future prospectuses and policyowner annual and semi-annual reports electronically for your policy online at www.newyorklife.com. Electronic delivery is not available for policies that are owned by corporations, trusts or organizations at this time.

Through www.newyorklife.com you can get up-to-date information about your policy and request fund transfers, allocation changes and partial withdrawals. Policies that are jointly owned may not request transactions through www.newyorklife.com. We may revoke online service for certain policyowners (see “THE POLICIES-Limits on Transfers”).

In order to obtain policy information online at www.newyorklife.com, you are required to register for access. You will be required to register a unique User Name and Password to gain access. On www.newyorklife.com you can, among other things, access policy values, change your address, download service forms, view policy statements, and submit policy transactions.

We will use reasonable procedures to make sure that the instructions we receive through www.newyorklife.com are genuine. We are not responsible for any loss, cost, or expense for any actions we take based on instructions received online at www.newyorklife.com that we believe are genuine. We will confirm all transactions in writing.

Financial requests received after 4:00 p.m. (Eastern Time) or on non Business Days will be processed as of the next Business Day.

Currently, online service at www.newyorklife.com is open Monday through Friday, from 6 a.m. until 4 a.m., Saturday, from 6 a.m. until 2 a.m. and Sunday from 7 a.m. until 1 a.m. (Eastern Time).

After login at www.newyorklife.com, you can:

•	e-mail your registered representative or VPSC;

•	obtain current Policy values;

•	make transfers between Investment Divisions or Asset Allocation Models;

•	change the Investment Division allocations;

•	reset your password;

•	change your address;

•	download service forms;

•	view and download policy statements;

•	set up a new Automatic Asset Rebalancing arrangement or modify an existing arrangement;

•	change your phone number or e-mail address;

•	view and update beneficiary information;

•	update your Investor Profile; and

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•	enroll in eDelivery of all available policy materials that we normally mail to you.

We make the online service at www.newyorklife.com available at our discretion. In addition, availability of online service may temporarily be interrupted at certain times. We do not assume responsibility for any loss while online service at www.newyorklife.com is unavailable. If you are experiencing problems, you can send service requests to us at one of the addresses listed in Question 14 of this Prospectus.

Information System Failures and Cybersecurity Risks

We rely on technology, including digital communications and data storage networks and systems, to conduct our variable product business activities. Because our business, including our variable product business, is highly dependent upon the effective operation of our computer systems (including online service at www.newyorklife.com, and other systems) and those of our service providers and business partners, our business is vulnerable to disruptions from utility outages and susceptible to operational and information security risks resulting from information system failures and cyber-attacks. These risks also apply to other insurance and financial services companies and businesses. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption, and unauthorized use, abuse and/or release of confidential customer information. We have established administrative and technical controls and cybersecurity plans, including a business continuity plan, to identify and protect our operations against system failures and cybersecurity breaches. Despite these controls and plans, systems failures and cyber-attacks affecting New York Life Insurance Company and any of its affiliates and other affiliated or unaffiliated third-party administrators, underlying funds, intermediaries and other service providers and business partners may have a material, negative impact on us and your policy Accumulation Value. For instance, system failures and cyber-attacks may (i) interfere with our processing of policy transactions (including surrenders, withdrawals, loans and transfers) and the processing of orders from www.newyorklife.com, or with the underlying funds or cause other operations issues; (ii) impact our ability to calculate Accumulation Unit Values and your policy’s Accumulation Values; (iii) cause the release, loss and/or possible destruction of confidential customer and/or business information; (iv) subject us and/or our service providers, business partners and intermediaries to regulatory fines, litigation and financial losses and/or cause us reputational damage. System failures and cybersecurity breaches may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your policy to lose value. There can be no assurance that we, or the underlying funds or our service providers and business partners, will be able to avoid these risks at all times or avoid losses affecting your policy due to information systems failures or cyber-attacks.

Third Party and Registered Representative Actions

You may authorize a third party to have access to your policy information and to make transfers among investment divisions, allocation changes and other permitted transactions by telephone. To do so, you must send VPSC a Telephone Authorization Form in Good Order to one of the addresses noted in Question 14 of this Prospectus. The Customer Service representative will require certain identifying information (such as Social Security number, address of record, date of birth) before taking any requests or providing any information to ensure that the individual giving instructions is authorized. See “The Policies— Transfers” for information on how to transfer assets between Investment Divisions.

You may authorize us to accept electronic instructions from a registered representative or a registered service assistant assigned to your policy in order to make transfers among investment options, Automatic Asset Rebalancing (AAR) updates (if applicable), and changes to your investment objective and/or risk tolerance. (Your AAR may be cancelled if a premium allocation change or fund transfer is submitted on your behalf and the AAR is not also modified at that time to be consistent with your fund transfer and premium allocation changes). You may also authorize us to accept telephone instructions from a registered representative to make transfers among investment options. To authorize the registered representative(s) or registered service assistants assigned to your policy to make electronic transfers or telephone transfers, you must send a completed Variable Product Electronic and Telephone Trading Authorization Form to VPSC at one of the addresses listed in Question 14 of this Prospectus. In the future, we may permit you to make partial withdrawals online. If we do, you must provide a separate authorization to us in order for your registered representative or the service assistant assigned to your policy to be able to make online Partial Withdrawal transactions. This authorization would only cover online Partial Withdrawals within our established online dollar amount limits for Partial Withdrawals. We may revoke Trading Authorization privileges for certain policyowners (See “Limits on Transfers”). Trading Authorization may be elected, changed or cancelled at any time. We will confirm all transactions in writing. Not all transactions are available on the Internet.

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NYLIAC is not liable for any loss, cost or expense for action on instructions which are believed to be genuine in accordance with the procedures. As these parties act on your behalf, you are responsible for and bear the consequences of their instructions and other actions, including any limits on transfers.

We may choose to accept forms you have completed that your Registered Representative or your local General Office transmits to us electronically via our internal secured network. We will accept electronically-transmitted service forms only. For information on how to initiate a transfer between Investment Divisions, or request a withdrawal, please refer to “THE POLICIES — Transfers” or “DISTRIBUTIONS UNDER THE POLICY — Partial Withdrawals”. We do not currently accept faxed or e-mailed requests for transactions affecting your investments under the policy, but reserve the right to accept them at our discretion.

While the GFIB is being funded, there will be limitations on the ability of your registered representative to make certain of the transactions described in these sections.

The DCA Advantage Account

This option, available at no additional cost, permitted you to set up automatic dollar cost averaging using the DCA Advantage Account when you made the Premium Payment. The DCA Advantage Account transfers amounts automatically to the Investment Divisions you choose in six monthly increments, as described below, and pays you interest on amounts remaining in the account. You must allocate a minimum of $2,000 to the DCA Advantage Account. If you send less than the $2,000 minimum to be allocated to the DCA Advantage Account, the payment will be automatically applied to the Investment Divisions that you have specified to receive transfers from the DCA Advantage Account. You must specify the Asset Allocation Model into which transfers from the DCA Advantage Account are to be made. We do not count transfers out of the DCA Advantage Account as part of your 12 free transfers each Policy Year.

Dollar cost averaging begins one month from the date NYLIAC receives the Premium Payment and transfers are made on the same day (on the next Business Day if the day is not a Business Day) each subsequent month for the duration of the DCA Advantage Account. If a transfer is scheduled to occur on a day that does not exist in a month, it will be processed on the last day of that month or on the next Business Day if the last day of that month is not a Business Day. The amount of each transfer is calculated at the time of the transfer based on the number of remaining monthly transfers and the remaining value in the DCA Advantage Account. For example, the amount of the first monthly transfer out of the DCA Advantage Account equals 1/6 of the value of the DCA Advantage Account on the date of the transfer. The amount of each of the five remaining transfers equals 1/5, 1/4, 1/3, 1/2 and the remainder of the balance, respectively, of the value of the DCA Advantage Account on the date of each transfer. You can make Partial Withdrawals and transfers (in addition to the automatic transfers described above) from the DCA Advantage Account.

Please note that amounts in the DCA Advantage Account cannot be used to make Automatic or Discretionary Income Benefit Purchases. After money has been transferred from the DCA Advantage Account to the Investment Divisions or an Asset Allocation Model, that amount may be included in any Automatic Income Benefit Purchases made in connection with the GFIB. However, amounts held in the DCA Advantage Account will be included in the formula we use to determine the amount of an Automatic Income Benefit Purchase. In addition, while the GFIB is being funded, your DCA Advantage Account transfer allocations must match your Premium Payment allocations or any subsequent reallocations. While the GFIB is being funded, you may not make DCA Advantage Account transfers that are not in compliance with the Investment Division restrictions associated with the GFIB. See “THE POLICIES— Guaranteed Future Income Benefit” for more information.

You cannot make transfers into the DCA Advantage Account from any Allocation Alternative.

Automatic Asset Rebalancing (AAR)

While the GFIB is being funded, we will automatically rebalance your variable account accumulation on a quarterly basis to the original percentages of the Asset Allocation Model you chose, or to the Asset Allocation Category restrictions for the Investment Divisions you chose, as applicable. Once the GFIB is no longer being funded or has been cancelled, you have the option to choose AAR at no additional cost.

AAR allows you to maintain the percentage allocated to each Investment Division at a pre-set level. For example, you might specify that 50% of the Variable Accumulation Value of your policy be allocated to the MainStay VP MacKay Convertible Investment Division and 50% of the Variable Accumulation Value be allocated to the MainStay VP MacKay International Equity Investment Division. Over time, the fluctuations in each of these Investment Division’s investment results will shift the percentages. If you elect AAR, NYLIAC will automatically transfer your Variable Accumulation Value back to the percentages you specify. You may also utilize the AAR option if your Variable Accumulation Value is allocated to an Asset Allocation Model. You may choose to have reallocations made on your quarterly, semi-annual or annual policy

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anniversary. To request AAR, you must send a completed AAR request form to VPSC at one of the addresses listed in Question 14 of this Prospectus or by any other method we make available. You must send a completed AAR request form to one of the addresses listed in Question 14 of this Prospectus. You may also make an AAR transfer by any other method we make available. VPSC must receive the completed AAR request form at least five Business Days before the date transfers are scheduled to begin. If we receive your completed AAR request form for this option less than five Business Days prior to the date you request it to begin, the reallocation will begin on the next rebalancing date based on the rebalancing frequency you selected. Faxed and e-mailed requests are not currently accepted; however, we reserve the right to accept them at our discretion. You may modify an existing AAR by contacting us by phone at the number provided in Question 15 of this Prospectus. The minimum Accumulation Value required to elect this option is $2,500. We will suspend this feature automatically if the Variable Accumulation Value is less than $2,500 on a reallocation date. Once the Variable Accumulation Value equals or exceeds this amount, AAR will resume automatically as scheduled. There is no minimum amount that you must allocate among the Investment Divisions under this option. Your AAR may be cancelled if a premium allocation change or transfer is submitted on your behalf that is inconsistent with your current AAR arrangements. You may prevent this cancellation if a conforming AAR change is processed within one Business Day of the inconsistent premium allocation change or transfer.

You can cancel the AAR option at any time. To cancel the AAR option, you may send a written cancellation request in Good Order to VPSC at one of the addresses listed in Question 14 of this Prospectus or contact us by phone or internet as described in Question 15 of this Prospectus. Automatic Asset Rebalancing is not available while the GFIB is being funded.

Accumulation Period

(a)	Crediting of Premium Payments

You can allocate a portion of your Premium Payment to one or more Investment Divisions or one Asset Allocation Model, and to the DCA Advantage Account. The minimum amount that you may allocate to any one Investment Division is $25. The minimum that you can allocate to an Asset Allocation Model is $25 per Investment Division. You may also allocate all or a portion of each Premium Payment to the DCA Advantage Account. If you elect to allocate your Premium Payment to an Asset Allocation Model, you must allocate all of your Premium Payment to such model. The minimum amount that you may allocate to the DCA Advantage Account is $2,000. (See “THE DCA ADVANTAGE ACCOUNT.”) We will allocate other portions of your Premium Payment(s) to the Allocation Alternatives and/or the DCA Advantage Account at the close of the Business Day on which they are received by NYLIAC.

We will credit that portion of your Premium Payment(s) you allocate to an Investment Division or Asset Allocation Model in the form of Accumulation Units. We determine the number of Accumulation Units we credit to a policy by dividing the amount allocated to each Investment Division by the Accumulation Unit value for that Investment Division as of the close of Business Day we are making this calculation. The value of an Accumulation Unit will vary depending on the investment experience of the Portfolio in which the Investment Division invests. The number of Accumulation Units we credit to a Policy will not, however, change as a result of any fluctuations in the value of an Accumulation Unit.

(b)	Valuation of Accumulation Units

The value of Accumulation Units in each Investment Division will change daily to reflect the investment experience of the corresponding Portfolio as well as the daily deduction of the Separate Account charges. The Statement of Additional Information contains a detailed description of how we value the Accumulation Units.

Guaranteed Future Income Benefit (“GFIB”)

The GFIB provides deferred fixed income payments that we guarantee for the life of the Annuitant, beginning on the GFIB Payment Commencement Date. We call these GFIB Payments. The GFIB Payment amount stated on the Policy Data Page is fixed and will not change unless you take withdrawals, or surrender or partially annuitize your policy before the GFIB is fully funded, in which case the GFIB Payments will be lower. GFIB Payments are based on, among other things, the amount of your Premium Payment, the amount of any withdrawals from the policy, GFIB rates at the time of application, the age of the Annuitant, and overall market conditions. All benefits under the GFIB are payable from NYLIAC’s general account and are subject to the claims paying ability of NYLIAC.

The Funded Income Benefit on any date is the income payments that you have already paid for through Automatic Income Benefit Purchases and/or Discretionary Income Benefit Purchases (described below). The Unfunded Income Benefit, at any point, represents the portion of the GFIB Payments that has not yet been paid for through Automatic or Discretionary Income Benefit Purchases. NYLIAC will make the full amount of GFIB Payments even if the Funded Income Benefit does not yet equal the GFIB on GFIB Payment Commencement Date, as long as you did not cancel the final

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Automatic Income Benefit Purchase, or cancel the GFIB itself. Please refer to the Policy and the Policy Data Page for additional information regarding the GFIB. The GFIB is fully funded when the Funded Income Benefit (payments you already purchased) equals the GFIB.

Automatic Income Benefit Purchases are made through deductions taken from the Policy’s Variable Accumulation Value each Policy Quarter according to the Automatic Income Benefit Purchase Formula. We will notify you in writing each time an Automatic Income Benefit Purchase is made, which will include the amount of the Funded Income Benefit that has been purchased.

The Automatic Income Benefit Purchase Formula is a non-discretionary mathematical formula included in the policy and the Statement of Additional Information that, among other things, compares the current investment performance of the Investment Divisions and prevailing interest rates with past Investment Division performance and interest rates, and considers previously made Automatic and Discretionary Income Benefit Purchases. The Automatic Income Benefit Purchase Formula helps us to mitigate the risk of a significant shortfall in the Funded Income Benefit available to fund the GFIB due to poor performance of the Investment Divisions or low Income Benefit Purchase Rates. The formula also increases the likelihood that there will be sufficient income benefit purchases made by the GFIB Payment Commencement Date to fund your GFIB. Please refer to the Policy Data Page and the Statement of Additional Information for additional information regarding the Automatic Income Benefit Purchase Formula.

Generally, the Automatic Income Benefit Purchase Formula will use more of your Variable Accumulation Value to purchase the Funded Income Benefit in unfavorable market conditions, including low interest rate environments, or if you are closer to the GFIB Payment Commencement Date. The formula will use less of your Variable Accumulation Value in favorable market conditions or if you are farther away from the GFIB Payment Commencement Date. Appendix A includes examples that show how the Automatic Income Benefit Purchase Formula would work, and how the GFIB would be funded in favorable and unfavorable market scenarios. The guaranteed lifetime income amount from the GFIB could be higher or lower than the amount you might receive if you purchased a similar product offered by us or by another company, or purchased a similar product on the GFIB Payment Commencement Date.

Generally, Automatic Income Benefit Purchases are limited per Policy Quarter to 10% of your previous Policy Quarter’s Variable Accumulation Value. However, the 10% limitation does not apply to the final Automatic Income Benefit Purchase made twenty Business Days before the GFIB Payment Commencement Date, which has no limitation. All of your Variable Accumulation Value may be applied toward that final Automatic Income Benefit Purchase. However, you can cancel the last Automatic Income Benefit Purchase up to five Business Days prior to the GFIB Payment Commencement Date by sending us a request in writing at one of the addresses noted in Question 14 of this Prospectus. If you cancel the last Automatic Income Benefit Purchase, we will return the amount of that purchase to the Variable Accumulation Value. In that event, you will not receive GFIB Payments. Instead you will receive payments, called Income Benefit Payments, which will be based on the Funded Income Benefit on the GFIB Payment Commencement Date. Please contact your registered representative or one of our customer service representatives for additional information regarding the last Automatic Income Benefit Purchase.

If you want to fund your GFIB faster, or reduce the number or size of future Automatic Income Benefit Purchases, you can make Discretionary Income Benefit Purchases. Discretionary Income Benefit Purchases can also increase the amount of your GFIB payments, if they occur after your GFIB is fully funded. Discretionary Income Benefit Purchases are transfers that you initiate, from your policy’s Variable Accumulation Value. We apply the transferred amounts to purchase future income and thereby increase the Funded Income Benefit. The amount of future income purchased depends on the Income Benefit Purchase Rate in effect on the day you make the purchase. After each Discretionary Income Benefit Purchase, we will send you a confirmation statement containing the amount of income you purchased (in other words, the amount by which you increased the Funded Income Benefit).

You can make Discretionary Income Benefit Purchases at any time after the first Policy Quarter and twenty Business Days before the GFIB Payment Commencement Date, provided that the Variable Accumulation Value is greater than the Unfunded Income Benefit divided by the Income Benefit Purchase Rate in effect at the time of such purchase. Appendix A includes an example that shows how Discretionary Income Benefit Purchases would impact your GFIB Payments. The minimum Discretionary Income Benefit Purchase amount is $500, and you can make no more than twelve Discretionary Income Benefit Purchases in any Policy Year.

In order to make a Discretionary Income Benefit Purchase, you may send us a request in writing to one of the addresses provided in Question 14 of this Prospectus. We will process your request for a Discretionary Income Benefit Purchase at the close of the Business Day on which it is received by NYLIAC.

Within ten days after you receive written confirmation of a Discretionary Income Benefit Purchase, you may cancel it by sending a written notice to us at one of the addresses provided in Question 14 of this Prospectus, within the ten day

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right to return period described above. If you do not cancel the Discretionary Income Benefit Purchase, it is deemed final and will be used to provide the income amount noted in the confirmation. Once final, the amount of the Discretionary Income Benefit Purchase cannot be returned to the Investment Divisions and cannot be withdrawn or surrendered.

Except as described above, any Variable Accumulation Value used to purchase future income cannot be returned to the Investment Divisions, and cannot be withdrawn or surrendered. Any Variable Accumulation Value used for an Automatic or Discretionary Income Benefit Purchase can only be accessed through the future receipt of GFIB Payments, starting on the GFIB Payment Commencement Date. Accordingly, before purchasing an Income Plus Variable Annuity II policy and before making any Discretionary Income Benefit Purchase, you should consider your liquidity needs, and whether a similar product, offered by us or another insurer, could provide a higher income amount. Variable Accumulation Value used to make Automatic or Discretionary Income Benefit Purchases no longer participates in the investment experience of the Investment Divisions, does not earn any interest, and cannot be withdrawn or surrendered.

While the GFIB is being funded, there are restrictions on which Investment Divisions you may choose. (Your quarterly policy statement shows your Funded Income Benefit and your Unfunded Income Benefit, so you can determine whether the restrictions are still in effect.) These restrictions will limit the amount you can allocate to the Investment Divisions. You may allocate your Premium Payment to Investment Divisions in the Asset Allocation Categories in accordance with the specified thresholds, or to one of our available Asset Allocation Models. (The Asset Allocation Categories and the Asset Allocation Models are set forth in Appendix B.) Once you have allocated your Premium Payment to one of the Asset Allocation Models or to individual Investment Divisions in the Asset Allocation Categories in compliance with the specified thresholds, we will automatically rebalance your allocation(s) on a quarterly basis to stay within the stated limits. Individual transfers between Investment Divisions are not allowed while the GFIB is being funded. If you wish to complete an individual transfer between the Investment Divisions, or change to a different Asset Allocation Model, you must send a reallocation form to VPSC at one of the addresses listed in Question 14 of this Prospectus. Each reallocation of your Premium Payment will count as one transfer. We will process your reallocation request by the close of the Business Day that it is received by NYLIAC, so long as the revised allocation(s) are within the stated limits. Also note that the restrictions on which Investment Divisions you can choose may limit the growth potential of the Policy’s Variable Accumulation Value.

Partial Withdrawals from your Variable Accumulation Value before the GFIB is fully funded may lower your GFIB Payments; however, they will have no impact on the portion of the GFIB that has already been funded. If you fully surrender your policy before the GFIB is fully funded, the portion of your GFIB that has been funded by either Automatic or Discretionary Income Benefit Purchases will be paid to you as Income Benefit Payments in lieu of GFIB Payments, starting on the GFIB Payment Commencement Date. Please refer to the Policy Data Page for more information about the impact of Partial Withdrawals or surrenders on the GFIB Payment amount. All amounts taken from the Investment Divisions for either Partial Withdrawals or purchases to fund your GFIB will be processed on a pro-rata basis. Appendix A provides examples that show how the GFIB could be affected by either a Partial Withdrawal or surrender of the Policy.

If you apply the total Variable Accumulation Value to receive Variable Account Annuity Income Payments before the GFIB has been fully funded, we will cancel the GFIB. However, if you have already had Automatic Income Benefit Purchases, or if you already made one or more Discretionary Income Benefit Purchases, you will still receive Income Benefit Payments. The amount of these Income Benefit Payments will depend on how much of your GFIB was already funded (i.e. your Funded Income Benefit) as of the date you applied the total Variable Accumulation Value to Variable Account Annuity Income Payments.

You may either accelerate or defer the GFIB Payment Commencement Date shown on the Policy Data Page. The earliest GFIB Payment Commencement Date is thirteen (13) months from the Policy Date, and the latest date is five (5) years after the GFIB Payment Commencement Date shown on the Policy Data Page, or the year in which the Annuitant (oldest joint Annuitant, if applicable) is age 85. Also note that with Traditional IRA polices, the GFIB Payment Commencement Date cannot be deferred later than April 1 of the year following the owner attaining age 70 1⁄2. An acceleration of the GFIB Payment Commencement Date would likely result in a lower GFIB Payment amount, and deferring the date would likely result in a higher payment. If you choose to change the GFIB Payment Commencement Date, the interest rate that is used to recalculate your GFIB Payments will be determined according to a formula that appears on your Policy Data Page. The formula includes a factor that will increase the interest rate used to recalculate the GFIB Payments for an acceleration of the GFIB Payment Commencement Date, and decrease the interest rate used to recalculate the GFIB Payments for deferrals. Please refer to the Policy Data Page for additional information regarding how an acceleration of the GFIB Payment Commencement Date would impact your GFIB Payments. Appendix A includes examples that show how an acceleration or deferral of the GFIB Payment Commencement Date would lower or increase the GFIB Payment amount. Please note that if your policy was issued in the State of Connecticut, you cannot defer or accelerate the GFIB Payment Commencement Date.

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In order to change the GFIB Payment Commencement Date, you must send VPSC a request in writing to one of the addresses listed in Question 14 of this Prospectus (see “DISTRIBUTIONS UNDER THE POLICY—GFIB Payment Commencement Date and Income Benefit Payment Commencement Date”).

If you elect to apply your entire Variable Accumulation Value to receive Variable Account Annuity Income Payments before the GFIB is fully funded, you will not receive GFIB Payments. Instead, you will receive Income Benefit Payments based on the Funded Income Benefit amount on the Variable Account Annuity Commencement Date. If there is no Funded Income Benefit on the date you elect to apply the entire Variable Accumulation Value to receive Variable Account Annuity Income Payments, no Income Benefit Payments will be made.

Your GFIB Payment may be reduced in the event that you elect to apply a portion of your Variable Accumulation Value to receive Variable Account Annuity Income Payments prior to the GFIB Payment Commencement Date. All amounts taken from the Investment Divisions for partial annuitizations will be processed on a pro-rata basis. Please refer to the Policy and the Policy Data Page for additional information regarding the impact of receiving Variable Account Annuity Income Payments before the GFIB Payment Commencement Date. Appendix A includes examples that show how the GFIB Payment would be impacted if either a portion or the entire Variable Accumulation Value is used to receive Variable Account Annuity Income Payments prior to the GFIB Payment Commencement Date.

The GFIB affects the policy’s death benefit. If you die before the Variable Account Annuity Commencement Date and before the GFIB Payment Commencement Date, the Policy will end and we will pay the Beneficiary an amount equal to the greater of (i) the Total Contract Amount or (ii) the Adjusted Death Benefit Premium Payments. In most cases the Variable Account Annuity Commencement Date and the GFIB Payment Commencement Date will be different. The Variable Account Annuity Commencement Date is typically later than the GFIB Payment Commencement Date. In addition, if your spouse is the sole primary Beneficiary, he/she may continue the Policy as the new Owner and Annuitant after you die, if certain conditions are met. If your spouse chooses to continue the Policy, and Automatic or Discretionary Income Benefit Purchases have been made, we will return such purchases to the Policy’s Variable Accumulation Value, cancel the GFIB (the GFIB Cancellation Fee, if applicable, will not be assessed in this case), and no GFIB Payments will be made. Your spouse will have the ability to make Discretionary Income Benefit Purchases if no such purchases were made prior to your death. Please refer to your Policy for additional information regarding death benefit proceeds and spousal continuance. In addition, once GFIB Payments begin, the death benefit payable upon your death, if any, may be less than your Premium Payment. For more information, see “DISTRIBUTIONS UNDER THE POLICY – Death Before Annuity Commencement”.

If the Annuitant is living on the GFIB Payment Commencement Date, we will make GFIB Payments under the option shown on the Policy Data Page to the designated Payee. For Non-Qualified Policies only, you also have the option to receive any eight (8) consecutive GFIB Payments or Income Benefit Payments, as applicable in a lump sum. This option can be exercised only three (3) times over the life of the Policy. Please refer to your Policy and the Policy Data Page for additional information regarding GFIB payment options.

You may cancel the GFIB at any time after the right to return period. To cancel, you must send a written cancellation request to VPSC at one of the addresses listed in Question 14 of this Prospectus. If you cancel, we will deduct a GFIB Cancellation Fee from your Variable Accumulation Value and we will not refund any GFIB Fees that may have been deducted (see “OTHER CHARGES—GFIB Cancellation Fee”. Currently, we are waiving this fee). Upon receipt of the cancellation request, we will promptly cancel the GFIB and will stop assessing the GFIB Fee. Please note that the policy will continue after the GFIB is cancelled. The cancellation of the GFIB will be effective as of the date VPSC receives your cancellation request. If you cancel the GFIB, the portion of your GFIB Payments that have been funded by either Automatic or Discretionary Income Benefit Purchases will be paid to you as Income Benefit Payments starting on the GFIB Payment Commencement Date.

Policyowner Inquiries

Your inquiries and written requests for service must be addressed to NYLIAC as indicated in the response to Questions 14 and 15 of this Prospectus. Faxed and e-mailed requests are not currently accepted; however, we reserve the right to accept them at our discretion. All phone calls for service requests are recorded. We will confirm all transactions in writing. If you feel that a transaction has been processed incorrectly, it is your responsibility to contact us in writing and provide us with all relevant details. You must provide us with the nature of the error, the date of the error and any other relevant details. You should review your reports and statements carefully and promptly report any errors and discrepancies to us, preferably, within fifteen (15) days of the date of the confirmation with the transaction in question.

Records and Reports

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NYLIAC will mail to you at your last known address of record, at least semi-annually after the first Policy Year, reports containing information required under the federal securities laws or by any other applicable law or regulation. Generally, NYLIAC will immediately mail to you confirmation of any transactions involving the Separate Account. If you feel a transaction has been processed incorrectly, it is your responsibility to contact us in writing and provide us with all relevant details. You must provide us with the nature of the error, the date of the error and any other relevant details. It is important that you review your confirmation and quarterly statements carefully and promptly report any errors and discrepancies to us, preferably, within fifteen (15) days of the date of the statement in question. It is important that you inform NYLIAC of an address change so that you can receive these policy statements (see Question 15 of this Prospectus). In the event your statement is returned from the US Postal Service as undeliverable, we reserve the right to suspend mailing future correspondence and also suspend current transaction processing until an accurate address is obtained. In addition, no new service requests can be processed until a valid current address is provided.

CHARGES AND DEDUCTIONS

Surrender Charges

Since no deduction for a sales charge is made from your Premium Payment, we impose a surrender charge on certain Partial Withdrawals and surrenders of the policies. The surrender charge covers certain expenses relating to the sale of the policies, including commissions to registered representatives and other promotional expenses. We measure the surrender charge as a percentage of the amount withdrawn or surrendered. The surrender charge may apply to amounts paid as Variable Account annuity income.

If you surrender your Policy, we deduct the surrender charge from the amount paid to you. However, you can withdraw any investment gains under your policy without a surrender charge (see “CHARGES AND DEDUCTIONS—Exceptions to Surrender Charges”, below). In the case of a Partial Withdrawal, you can direct NYLIAC to take surrender charges either from the remaining value of the Allocation Options from which the Partial Withdrawals are made, or from the amount paid to you. If the remaining value in an Allocation Option is less than the necessary surrender charge, we will not process the withdrawal.

The guaranteed maximum surrender charge will be 8% of the amount withdrawn. Unless required otherwise by state law, the surrender charge for amounts withdrawn or surrendered during the first Policy Year is 8% of the amount withdrawn or surrendered. This charge then declines by 1% per year for each additional Policy Year, until the seventh Policy Year after which no charge is made as shown on the following chart:

Amount of Surrender Charge

Policy Year	Surrender Charge
1	8%
2	7%
3	6%
4	5%
5	4%
6	3%
7	2%
8+	0%

Exceptions to Surrender Charges

We will not assess a surrender charge:

(a)

on amounts you withdraw in any Policy Year that are less than or equal to the greatest of (i) 10% of the Accumulation Value as of the last Policy Anniversary (10% of the Premium Payment if the withdrawal is made in the first Policy Year) less any prior surrender charge free withdrawals during the Policy Year; (ii) 10% of the Accumulation Value at the time of withdrawal, less any prior surrender charge free withdrawals during the Policy Year; or (iii) the Accumulation Value less your Adjusted Death Benefit Premium Payment less any prior surrender charge free withdrawals during the Policy Year.

(b)	if NYLIAC cancels the policy;

(c)	when we pay proceeds upon the death of the policyowner;

(d)	when you annuitize the Variable Account in any Policy Year after the first Policy Anniversary;

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(e)	when a required minimum distribution calculated based on the value of this policy is made under a Qualified Policy (this amount will, however, count against the first exception);

(f)	on monthly or quarterly periodic partial withdrawals made pursuant to Section 72(t)(2)(A)(iv) of the Code; and

(g)	when the aggregate surrender charges under a policy exceed 9.0% of the total Premium Payments.

Other Charges

(a)	Mortality and Expense Risk and Administrative Costs Charge

Prior to the Variable Account Annuity Commencement Date, we deduct a daily charge from the assets of the Separate Account to compensate us for certain mortality and expense risks and administrative costs (M&E Charge) we assume under the policies and for providing policy administration services. The M&E Charge is 1.35% (annualized) of the daily average Variable Accumulation Value. The M&E Charge may vary based on the Variable Accumulation Value of the Policy when the M&E charge is assessed. We guarantee that this charge will not increase. If the charge is insufficient to cover actual costs and assumed risks, the loss will fall on NYLIAC. We expect to profit from this charge. We may use these proceeds for any corporate purpose, including expenses relating to the sale of the policies, to the extent that surrender charges do not adequately cover sales expenses. The M&E Charges assessed to your Policy will be affected by fluctuations in market performance. However, this M&E Charge structure may be more advantageous in a flat or declining market. While the GFIB is being funded, we will not assess M&E Charges if the policy no longer has a Variable Accumulation Value.

The mortality risk assumed is the risk that Annuitants as a group will live for a longer time than our actuarial tables predict. As a result, we would be paying more Variable Account Annuity Income Payments than we planned. We also assume a risk that the mortality assumptions reflected in our guaranteed annuity payment tables, shown in each policy, will differ from actual mortality experience. Lastly, we assume a mortality risk that, at the time of death, the guaranteed minimum death benefit will exceed the policy’s Accumulation Value. The expense risk assumed is the risk that the cost of issuing and administering the policies will exceed the amount we charge for these services. We expect to make a profit from this charge, which we may use for any purpose.

(b)	Policy Service Charge

We deduct an annual policy service charge of $30 each Policy Year on the Policy Anniversary and upon surrender of the Policy. The annual policy service charge will be waived either upon a) registration with eDelivery of all available materials that we normally mail to you, b) the Variable Account Annuity Commencement Date, or (c) the GFIB Payment Commencement Date.

We deduct the annual policy service charge from each Allocation Option, in proportion to its percentage of the Account Value on the Policy Anniversary or date of surrender. This charge is designed to cover the costs for providing services under the policy such as collecting, processing and confirming Premium Payments and establishing and maintaining the available methods of payment.

(c)	Guaranteed Future Income Benefit Fee

Prior to the GFIB Payment Commencement Date, we deduct the Guaranteed Future Income Benefit Fee (“GFIB Fee”) from your policy. The GFIB Fee is 1.00% (annualized) of the daily average Unfunded Income Benefit Base during a Policy Quarter. The GFIB Fee is deducted from the Investment Divisions through a reduction in Accumulation Units each Policy Quarter. We expect to profit from this charge. We do not assess the GFIB Fee after the GFIB is fully funded, after the GFIB Payment Commencement Date or after the GFIB has been cancelled.

(d)	GFIB Cancellation Fee

If you cancel the GFIB, we will deduct a one-time GFIB Cancellation Fee from your Variable Accumulation Value. The cancellation will be effective on the date that VPSC (at one of the addresses listed in Question 14 of this Prospectus) receives your cancellation request. (See “THE POLICIES— Guaranteed Future Income Benefit”). We will deduct the GFIB Cancellation Fee from each Allocation Alternative in proportion to its percentage of the Variable Accumulation Value on that day. We will not deduct this charge if you surrender your Policy. However, surrender charges may apply.

The maximum GFIB Cancellation Fee is 2.00% of the Unfunded Income Benefit Base on the cancellation effective date. We may set a lower charge or waive the fee at our sole discretion. Currently, we are waiving the fee.

(e)	Fund Charges

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The value of the assets of the Separate Account will indirectly reflect the Funds’ total fees and expenses. The Funds’ total fees and expenses are not part of the Policy. They may vary in amount from year to year. These fees and expenses are described in detail in the relevant Fund’s prospectus.

Certain Eligible Portfolios may also impose liquidity or redemption fees on withdrawals (including transfers) pursuant to SEC rules, including Rules 2a-7 or 22c-2 under the Investment Company Act of 1940. In such cases, we would administer the Fund fees and deduct them from your Accumulation Value or transaction proceeds.

(f)	Transfer Fees

Currently, we do not charge for transfers under the policy. However, we reserve the right to charge up to $30 for each transfer after the first 12 in a given Policy Year, subject to any applicable state insurance law requirements. The charge is to compensate us for the expense of processing the transfer. The transfer charge, if applicable, will be assessed at the time that the transfer is processed. Each time you request a transfer, we will assess the transfer charge, if applicable. Separate requests submitted on the same day will each be treated as separate transfers. Transfers made under the DCA Advantage Account and Automatic Asset Rebalancing do not count toward this transfer limit. While the GFIB is being funded, each reallocation of assets will count as one transfer (See “THE POLICIES—Guaranteed Future Income Benefit”). Transfers to or from an Asset Allocation Model will also count as one transfer.

Taxes

NYLIAC may, where premium taxes are imposed by state law, deduct such taxes from your policy either (i) when a Premium Payment is made, (ii) upon surrender of the policy, (iii) on the Variable Account Annuity Commencement Date or GFIB Payment Commencement Date, or (iv) when either a Discretionary or Automatic Income Benefit Purchase is made. Applicable premium tax rates depend upon such factors as your current state of residency, and the insurance laws and NYLIAC’s status in states where premium taxes are incurred. Current premium tax rates range from 0% to 3.5%. Applicable premium tax rates are subject to change by legislation, administrative interpretations or judicial acts.

Under present laws, NYLIAC will also incur state and local taxes (in addition to the premium taxes described above) in several states. NYLIAC may assess charges for such taxes.

NYLIAC does not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the Separate Account reserves under the policies. (See “FEDERAL TAX MATTERS.”) Based upon these expectations, no charge is being made currently for corporate federal income taxes which may be attributable to the Separate Account. Such a charge may be made in future years for any federal income taxes NYLIAC incurs.

DISTRIBUTIONS UNDER THE POLICY

Surrenders and Withdrawals

You can make Partial Withdrawals or surrender the policy to receive part or all of the Accumulation Value at any time before the Variable Account Annuity Commencement Date or the GFIB Payment Commencement Date. Please note that withdrawals before the GFIB is fully funded will decrease the amount of any GFIB Payments. If you surrender the policy before the GFIB is fully funded, you will receive Income Benefit Payments in lieu of GFIB payments. These Income Benefit payments will be less than the GFIB Payment amount. (See “THE POLICIES—Guaranteed Future Income Benefit.”)

To request a surrender or withdrawal, you must send a written request in Good Order to VPSC at one of the addresses listed on Question 14 of this Prospectus, or utilize any other method we make available. Faxed and e-mailed requests are not currently accepted, however, we reserve the right to accept them at our discretion. If the request is in Good Order, the amount available for withdrawal is the Variable Accumulation Value at the end of the Business Day that VPSC receives the written request, less any surrender charges, taxes that we may deduct, and the annual policy service charge, if applicable. If you have not provided us with a written election not to withhold federal income taxes at the time you make a withdrawal or surrender request, NYLIAC must by law withhold such taxes from the taxable portion of any surrender or withdrawal. We will remit that amount to the federal government. In addition, some states have enacted legislation requiring withholding. Currently, online withdrawals cannot exceed $10,000. NYLIAC will pay all surrenders or withdrawals within seven days of receipt of all required information in good Order (including documents necessary to comply with federal and state tax law), subject to postponement in certain circumstances. (See “DISTRIBUTIONS UNDER THE POLICY—Delay of Payments.”)

Since you assume the investment risk with respect to amounts allocated to the Separate Account and because certain surrenders or withdrawals are subject to a surrender charge and premium tax deduction, the total amount paid upon surrender of the Policy (taking into account any prior withdrawals) may be more or less than your Premium Payment.

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Surrenders and withdrawals may be taxable transactions, and the Code provides that a 10% penalty tax may be imposed on certain early surrenders or withdrawals In addition, taxable surrenders and withdrawals may be subject to an additional 3.8 percent tax on net investment income. (See “FEDERAL TAX MATTERS—3.8 Percent Tax on Certain Investment Income.”)

(a)	Surrenders

You can only surrender the portion of the Policy’s assets that are in the Accumulation Value. No amounts can be withdrawn from the Funded Income Benefit, even in connection with a surrender request. Upon surrender of this policy, you will receive the Accumulation Value, less any applicable surrender charges, GFIB Fee, and/or additional fees and charges, such as policy service charges, that may apply.

If there is a Funded Income Benefit at the time of the surrender, but the GFIB is not yet fully funded, we will make Income Benefit Payments, instead of GFIB Payments, based on the amount of the Funded Income Benefit on the GFIB Payment Commencement Date (See “DISTRIBUTIONS UNDER THE POLICY—GFIB Payment Commencement Date”). If no Automatic or Discretionary Income Benefit Purchases have been made while the GFIB was in effect, no GFIB Payments or Income Benefit Payments will be payable.

We may also deduct any state premium tax, if applicable, from the amount paid. We will pay the proceeds in a lump sum to you unless you elect a different Variable Account Income Payment method. If your address or bank account information has been on file with us for less than 15 days, we may require additional verification of your identity, in Good Order, before we will process a request to send surrender proceeds electronically to that bank account or through the mail to that address. For requests to surrender amounts greater than $50,000, we may require a notarized confirmation of the owner(s) signature. (See “DISTRIBUTIONS UNDER THE POLICY—Income Payments.”) Surrenders may be taxable transactions and the 10% penalty tax provisions may be applicable. (See “FEDERAL TAX MATTERS—Taxation Of Annuities In General.”)

(b)	Partial Withdrawals

Partial Withdrawals can only be made from the Accumulation Value, and any amounts withdrawn (including any surrender charge free amounts) before the GFIB Payment Commencement Date may reduce the amount of your GFIB Payments that were guaranteed as of the Policy Date. No Partial Withdrawals can be made from the Funded Income Benefit. Please refer to the Policy Data Page for more information regarding how Partial Withdrawals will reduce your GFIB Payments. If a Partial Withdrawal is made before any Automatic Income Benefit Purchases have been made, the unfunded Income Benefit amount guaranteed as of the Policy Date will be reduced proportionally to the reduction in the Accumulation Value resulting from the Partial Withdrawal.

The minimum amount that can be withdrawn is $500, unless we agree otherwise. We will withdraw the amount from the Allocation Options in accordance with your request. Until the GFIB is fully funded or has been cancelled, Partial Withdrawals will be deducted on a pro-rata basis. After that, if you do not specify how to allocate a Partial Withdrawal among the Allocation Options, we will deduct the Partial Withdrawal on a pro-rata basis. Your requested Partial Withdrawal will be effective on the date we receive your request in Good Order at the VPSC or online at www.newyorklife.com. However, if the day we receive your request is not a Business Day or if your request is received after the close of the NYSE, then the requested Partial Withdrawal will be effective on the next Business Day. Generally, we will pay the partial withdrawal within seven days of that date. Partial Withdrawals may be taxable transactions and the 10% penalty tax provisions may be applicable. (See “FEDERAL TAX MATTERS—Taxation Of Annuities In General.”)

If the requested Partial Withdrawal is equal to the value in any of the Allocation Options from which the Partial Withdrawal is being made, we will pay you the entire value of that Allocation Option, less any surrender charge that may apply. If, after the GFIB Payment Commencement Date, honoring a partial withdrawal request would result in an Variable Accumulation Value that would provide Income Payments of less than $20 per month on the Variable Account Annuity Commencement Date, we reserve the right to terminate your policy and pay you the Variable Accumulation Value in a single sum, subject to any applicable state insurance law or regulation. We will notify you of our intention to exercise this right. If we terminate your Policy, we will pay you the Variable Accumulation Value of your Policy in one lump sum. Any GFIB Payments being made to you or the Payee you designate will not be impacted by our exercise of this right.

Also note that Partial Withdrawal requests for amounts greater than $50,000 must be received in Good Order and we may require a notarized confirmation of the Owners(s) signature. If your address or bank account information has been on file with us for less than 30 days, we will either require the request in writing or require additional verification of your identity, in a means acceptable to us, before we will process a request to send Partial Withdrawal proceeds electronically to that bank account or through the mail to that address. In addition, Partial Withdrawal requests made from policies that

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are less than 90 days old or that had an ownership change within 30 days of such Partial Withdrawal request must be made in writing and sent to VPSC at one of the addresses noted in Question 14 of this Prospectus. Faxed and e-mailed requests are not currently accepted; however, we reserve the right to accept them at our discretion.

(c)	Periodic Partial Withdrawals

You may elect to receive regularly scheduled Partial Withdrawals from the policy once the GFIB is fully funded or the GFIB is cancelled. These periodic partial withdrawals may be paid on a monthly, quarterly, semi-annual, or annual basis. You will elect the frequency of the withdrawals and the day of the month for the withdrawals to be made (may not be the 29th, 30th or 31st of a month). We will make all withdrawals on the day of each calendar month you specify, or on the next Business Day (if the day you have specified is not a Business Day or does not exist in that month). To process Periodic Partial Withdrawals, you must send a written request in Good Order to VPSC at one of the addresses listed in Question 14 of this Prospectus. NYLIAC must receive a request in writing no later than five Business Days prior to the date the withdrawals are to begin. If your request for this option is received less than five Business Days prior to the date you request it to begin, the withdrawals will begin on the day of the month you specify in the month following the receipt of your request. Faxed and e-mailed requests are not currently accepted; however, we reserve the right to accept them at our discretion. You must specify the Allocation alternatives from which the periodic partial withdrawals will be made. The minimum amount under this feature is $100, or such lower amount as we may permit. Periodic partial withdrawals may be taxable transactions and the 10% penalty tax provisions may be applicable. (See “FEDERAL TAX MATTERS—Taxation of Annuities in General.”) If you do not specify otherwise, we will withdraw money on a pro-rata basis from each Investment Division. You may not make periodic partial withdrawals from the DCA Advantage Account.

The Unfunded Income Benefit Base and the Funded Income Benefit do not have a cash value; therefore, no withdrawals are permitted from the Unfunded Income Benefit Base and the Funded Income Benefit.

Required Minimum Distribution Option

For IRAs, the policyowner is generally not required to elect the required minimum distribution option until April 1st of the year following the calendar year he or she attains age 70 1⁄2.

Our Right to Cancel

If, after the GFIB Payment Commencement Date, the Variable Accumulation Value of your policy would provide for Variable Account Annuity Income Payments of less than $20 per month on the Variable Account Annuity Commencement Date, or an amount that is insufficient to pay the Annual Policy Service Charge and the Mortality and Expense Risk and Administrative Costs Charge, we reserve the right to terminate your policy subject to applicable state laws. If we terminate your policy, we will pay you the Accumulation Value of your policy in one lump sum. Any GFIB Payments or Income Benefit Payments being made to you or the Payee you designate will not be affected by our exercise of this right.

Variable Account Annuity Commencement Date

The Variable Account Annuity Commencement Date is the date specified on the Policy Data Page. The Variable Account Annuity Commencement Date is the day that Variable Account Annuity Income Payments are scheduled to commence unless the Policy has been surrendered or an amount has been paid as proceeds to the designated Beneficiary prior to that date. The earliest possible Variable Account Annuity Commencement Date is the first Policy Anniversary.

If we agree, you may change the Variable Account Annuity Commencement Date to an earlier date. If we agree, you may also defer the Variable Account Annuity Commencement Date to a later date, provided that we receive notice in a form acceptable to us (or as required under state law) of the request at least one month before the last selected Variable Account Annuity Commencement Date. If you change the Variable Account Annuity Commencement Date to begin receiving Variable Account Annuity Income Payments before the GFIB Payment Commencement Date, and before the GFIB is fully funded, the Funded Income Benefit as of the date Variable Account Annuity Income Payments commenced will be used to provide Income Benefit Payments, beginning on the GFIB Payment Commencement Date. If there is no Funded Income Benefit on the date that you begin receiving Variable Account Annuity Income Payments, no GFIB Payments or Income Benefit Payments will be made.

To request a change to the Variable Account Annuity Commencement Date to an earlier date or defer it to a later date, subject to the constraints noted above, you must provide notice in a form acceptable to us (or as required under state law) in Good Order to VPSC at one of the addresses listed in Question 14 of this Prospectus. The Variable Account Annuity Commencement Date and Variable Account Annuity Income Payment method for Qualified Policies may also be controlled by endorsements, the plan, or applicable law.

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GFIB Payment Commencement Date

The GFIB Payment Commencement Date is the date specified on the Policy Data Page. The GFIB Payment Commencement Date is the day that GFIB Payments or Income Benefit Payments are scheduled to commence. You may receive GFIB Payments even if you surrender the Policy (See “DISTRIBUTIONS UNDER THE POLICY—Surrenders”).

If we agree, you can change the GFIB Payment Commencement Date to an earlier date. The earliest possible GFIB Payment Commencement Date is thirteen (13) months after the Policy Date. The latest possible GFIB Payment Commencement Date is five (5) years after the GFIB Payment Commencement Date shown on the Policy Data Page. You may change the GFIB Payment Commencement Date to an earlier date only once while the Annuitant is living. If you change the GFIB Payment Commencement Date to an earlier date, your GFIB Payments will be reduced based on mortality table assumptions, and an indexed-based interest rate plus an interest rate change adjustment as shown on the Policy Data Page.

To change the GFIB Payment Commencement Date to an earlier date, subject to the constraints noted above, you must send a written notice in Good Order to VPSC at one of the addresses listed in Question 14 of this Prospectus at least sixty (60) days prior to the new GFIB Payment Commencement Date. The change will take effect as of the date we received your signed notice. We will notify you in writing of your revised GFIB Payment amount and new GFIB Payment Commencement Date.

For Qualified Policies (other than Roth IRAs), the GFIB Payment Commencement Date cannot be later than April 1 of the year following the year in which you attain age 70 1/2. For Qualified Policies, a change in the GFIB Payment Commencement Date to an earlier date may be subject to Code restrictions applicable to required minimum distributions. If such change in the GFIB Payment Commencement Date would result in GFIB Payments that violate such Code restrictions, we will inform you that you may revise your request to an allowable GFIB Payment Annuity Commencement Date. If the GFIB Payment Commencement Date is accelerated by five years or less, we will increase the GFIB Payments, if necessary, to an amount that will satisfy such Code restrictions. For consistency, such an increase will also apply to Non Qualified Policies.

Death Before Variable Account Annuity Commencement Date

Before the GFIB Payment Commencement Date: If the Owner dies before the Variable Account Annuity Commencement Date and the GFIB Payment Commencement Date, the policy will end and we will pay an amount as proceeds to the designated Beneficiary, as of the date VPSC receives proof of death and all other required information in Good Order at one of the addresses listed in Question 14 of this Prospectus. Generally, NYLIAC will issue a policy to joint owners so long as such joint owners are spouses. All ownership rights and privileges under the Policy must be exercised jointly and benefits under the Policy will be paid upon the death of any joint owner. (See “FEDERAL TAX MATTERS—Taxation of Annuities in General.”) For policies owned by a grantor trust, all of whose grantors are individuals, benefits will be paid upon the death of any grantor. The amount will be the greater of:

(a)	the Total Contract Amount; or

(b)	the Adjusted Death Benefit Premium Payment.

After the GFIB Payment Commencement Date: If the Owner and the Annuitant are the same person, and the Owner dies before the Variable Account Annuity Commencement Date and after the GFIB Payment Commencement Date, we will pay the Beneficiary an amount equal to the greatest of:

a)	the Accumulation Value;

b)	the Adjusted Death Benefit Premium Payment, minus the lesser of Cumulative Income Benefit Purchases or the total value of GFIB Payments already made; or

c)	the Total Contract Amount, minus the sum of GFIB Payments already made.

If more than one Beneficiary is named, each Beneficiary will be paid a pro rata portion from each Investment Division and the DCA Advantage Account in which the policy is invested as of the date we receive proof of death and all requirements necessary to make the payment to that Beneficiary. We will keep the remaining balance in the policy to pay the other Beneficiaries. Due to market fluctuations, the remaining Accumulation Value may increase or decrease and we may pay subsequent Beneficiaries a different amount. Beneficiary(ies) may not make transfers between Investment Divisions of the Separate Account or any other investment option that we may offer at any time.

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We will make payments in a lump sum to the Beneficiary (even if the Payee is still living). However, the Beneficiary can choose to have the death benefit proceeds placed under any settlement alternative that we may have available at the time, as provided in the policy.

Death benefit payments are processed differently if the Owner and the Annuitant are not the same person (due to a change of ownership), or if there are joint Annuitants. See the policy for more information.

If your spouse (as defined under Federal law) is the sole primary Beneficiary, we can pay the proceeds to the surviving spouse if you die before the Variable Account Annuity Commencement Date or the policy can continue with the surviving spouse as (a) the new policyowner and (b) the Annuitant, if you were the Annuitant. If your spouse exercises the spousal continuance option, any Income Benefit Purchases already made will be returned to the policy’s Variable Accumulation Value and no GFIB Payments will be payable. If you die before making any Income Benefit Purchases, and you have not cancelled the GFIB, we will cancel the GFIB if your spouse continues the policy. However, your spouse can still make Discretionary Income Benefit Purchases, which will be applied to Income Benefit Payments, based on the Funded Amount on the GFIB Payment Commencement Date.

Death After Variable Account Annuity Commencement

We make Variable Account Annuity Income Payments under the Life with Cash Refund Payment option. Accordingly, the death benefit payments described below reflect a refund of any premium amounts that have yet to be paid as Variable Account Annuity Income Payments and/or GFIB Payments.

Before the GFIB Payment Commencement Date: If the Owner and the Annuitant are the same person, and the Owner/Annuitant dies after the Variable Account Annuity Commencement Date, but before the GFIB Payment Commencement Date, we will cancel the GFIB and we will pay the Beneficiary an amount equal to the Cumulative Income Benefit Purchases, if any, plus the Variable Accumulation Value amount applied to determine the Variable Account Annuity Income Payments, minus the sum of the previously made Variable Account Annuity Income Payments. If the Owner and the Annuitant are not the same person, and the Owner dies, we will continue to make Variable Account Annuity Payments to the Payee. When the Annuitant (last surviving Annuitant, if the policy had joint Annuitants) dies, we will pay the Beneficiary an amount equal to the Variable Accumulation Value at the time of annuitization, less the value of Variable Account Annuity Income Payments already made. If previously made Variable Account Income Payments exceed the Variable Accumulation Value amount applied to determine the payment, no death benefit is payable.

After the GFIB Payment Commencement Date: If the Owner and the Annuitant are the same person, and the Owner dies after the Variable Account Annuity Commencement Date and after the GFIB Payment Commencement Date, we will pay to the Beneficiary a death benefit in one sum equal to the Cumulative Income Benefit Purchases minus the sum of previously made GFIB Payments, plus the Variable Accumulation Value amount applied to determine the Variable Account annuity Income Payments, minus the sum of the previously made Variable Account Annuity Income Payments. If the Owner and the Annuitant are not the same person, and the Owner dies, we will continue to make Variable Account Annuity Income Payments and GFIB Payments to the Payee while the Annuitant (last surviving Annuitant, if the policy had joint Annuitants), is alive. When the Annuitant (last surviving Annuitant) dies, we will pay the Beneficiary a death benefit equal to the Cumulative Income Benefit Purchases, minus the sum of GFIB Payments already made, plus the Variable Accumulation Value at the time of annuitization, minus the sum of previously made Variable Account Annuity Income Payments. For either the GFIB Payments or Variable Account Annuity Income Payments, if the sum of the previously made payments equals or exceeds the amount applied to determine those payments, then no death benefit amount is payable.

We will make any distribution or application of Policy proceeds within 7 days after VPSC receives all documents (including documents necessary to comply with federal and state tax law) in connection with the event or election that causes the distribution to take place at one of the addresses listed in Question 14 of this Prospectus, subject to postponement in certain circumstances. (See “DELAY OF PAYMENTS.”)

Variable Account Annuity Income Payments

We will make Variable Account Annuity Income Payments under the Life with Cash Refund payment option. We will require that a lump sum payment be made if the Variable Accumulation Value is an amount that would provide Income Payments of less than $20 a month on the Variable Account Annuity Commencement Date. We may require proof of birth date before Variable Account Annuity Income Payments begin. For the Life with Cash Refund payment option, the actual age of the Annuitant will affect the amount of each payment. Since payments based on older Annuitants are expected to be fewer in number, the amount of each annuity payment should be greater. Under the Life with Cash Refund payment option, we will pay any amount from the Variable Account that has not already been paid out upon the death of the Annuitant. NYLIAC does not currently offer other Variable Account Annuity Income Payment options.

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After the first Policy Year, a policyholder may elect to apply a portion of the Variable Accumulation Value toward Variable Account Annuity Income Payments, while the remainder of the Policy continues to accumulate income on a tax-deferred basis. This is called a partial annuitization. A partial annuitization will reduce the benefits provided under this Policy. The Variable Accumulation Value will be reduced by the amount applied toward Variable Account Annuity Income Payments. Under a partial annuitization, the policy’s Variable Accumulation Value, any riders under the Policy and any charges assessed will be treated the same as they would under any other withdrawal from the Policy’s Variable Accumulation Value, except that surrender charges will not be assessed. (See “FEDERAL TAX MATTERS.”)

Under the Life with Cash Refund payment method, the Payee may not receive Variable Account Annuity Income Payments equal to the total Premium Payments made under the Policy if the Annuitant dies before the actuarially predicted date of death. We base Variable Account Annuity Income Payments on annuity tables that vary on the basis of gender, unless the Policy was issued under an employer sponsored plan or in a state which requires unisex rates.

Taxable Income Payments may be subject to an additional 3.8 percent tax on net investment income. (See “FEDERAL TAX MATTERS—3.8 Percent Tax on Certain Investment Income.”)

We may require satisfactory proof of survival from time to time, before we pay any Variable Account Annuity Income Payments or other benefits. We will request the proof at least 30 days prior to the next scheduled payment date.

If we agree, you can change the Variable Account Annuity Commencement Date to an earlier or later date. You must provide us at least one month’s notice. Changing to an earlier date may reduce the amount of each payment, while changing to a later date may increase payment amounts.

GFIB Payments and Income Benefit Payments

On the GFIB Payment Commencement Date, we will start to make GFIB Payments or Income Benefit Payments to you, or the Payee designated by you, if the Annuitant is living on the GFIB Payment Commencement Date, and the Premium Payment has been made. You cannot cancel GFIB Payments or Income Benefit Payments. Please note, however, that GFIB Payments or Income Benefit Payments may be subject to modification as a result of certain transactions described in this Prospectus (see “THE POLICIES—Guaranteed Future Income Benefit” and “DISTRIBUTIONS UNDER THE POLICY—Surrenders and Withdrawals” and “GFIB Payment Commencement Date”).

GFIB Payments or Income Benefit Payments will continue as long as the Annuitant is living. The amount of GFIB Payments is determined at the time of application, and is not dependent on the performance of the underlying Investment Divisions. Income Benefit Payments are not determined as of the Policy Date, but, like GFIB Payments, the amount of an Income Benefit Payment does not depend on the performance of the Investment Divisions. GFIB Payments are based on, among other things, the amount of your Premium Payment, GFIB Rates at the time of application, the age of the Annuitant, overall market conditions, and the amount of any Discretionary Income Benefit Purchases you made, if any. No GFIB Payments or Income Benefit Payments will be payable to you if (i) you die before the GFIB Payment Commencement Date, (ii) you surrender the policy before the GFIB Payment Commencement Date and there is no Funded Income Benefit on such date, or (iii) your spouse continues the policy as the new Annuitant upon your death. Income Benefit Payments are based on the Funded Income Benefit as of the GFIB Payment Commencement Date.

Delay of Payments

We will pay any amounts due from the Separate Account under the Policy within seven days of the date VPSC receives all documents (including documents necessary to comply with federal and state tax law) in connection with a payment request at one of the addresses listed in Question 14 of this Prospectus.

Situations where payment may be delayed:

1.	We may delay payment of any amounts due from the Separate Account under the Policy and transfers among Investment Divisions during any period that:

(a)

The New York Stock Exchange (“NYSE”) is closed for other than usual weekends or holidays; trading is restricted by the Securities and Exchange Commission (SEC); or the SEC declares that an emergency exists;

(b)	The SEC, by order, permits us to delay payment in order to protect our policyowners; or

(c)	The check used to pay the premium has not cleared through the banking system. This may take up to 15 days.

2.

We may delay payment of any amounts due from the DCA Advantage Account. When permitted by law, we may defer payment of any Partial Withdrawal or full surrender request for up to six months from the date of surrender

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from the DCA Advantage Account. We will pay interest of at least 1.0% per year on any Partial Withdrawal or full surrender request deferred for 30 days or more.

3.

Federal laws made to combat terrorism and prevent money laundering by criminals might, in certain circumstances, require us to reject a Premium Payment and/or “freeze” a Policy. If these laws apply in a particular policy(ies), we would not be allowed to pay any request for transfers, Partial Withdrawals, surrenders or death benefits. If a policy or an account is frozen, the Variable Accumulation Value would be moved to a special segregated interest-bearing account and held in that account until we receive instructions from the appropriate federal regulator.

Designation of Beneficiary

You may select one or more Beneficiaries and name them in the application. Thereafter, before the Variable Account Annuity Commencement Date and while you are living, you may change a revocable Beneficiary by written notice in Good Order sent to one of the addresses listed in Question 14 of this Prospectus, at www.newyorklife.com or you can utilize any other method we make available.

If no Beneficiary for any amount payable, or for a stated share, survives you, the right to this amount or this share will pass to your estate. Payment of the proceeds will be made in a single sum to your estate. If any Beneficiary dies at the same time as you, or within fifteen (15) days after your death, but before we receive proof of death and all claim information in Good Order, we will pay any amount payable as though the Beneficiary died first.

Every state has unclaimed property laws, which generally declare an annuity policy to be abandoned after a period of inactivity of three to five years from the policy’s maturity date or the date the death benefit is due and payable. If, after a thorough search, we are unable to locate you after your policy’s Variable Account Annuity Commencement Date or GFIB Payment Commencement Date, or if we are unable to locate your Beneficiary if you die before either of those dates, or you or the Beneficiary do not come forward to claim the policy proceeds or death benefit in a timely manner, the proceeds or death benefit may be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or the annuitant last resided, as shown on our books and records, or to Delaware (our state of domicile). This escheatment is revocable, however, and the state is obligated to pay back the escheated amount if you or your beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that you update your Beneficiary designation, including addresses, if and as they change. Please contact us at 1-800-598-2019, or send written notice to one of the addresses in Question 14 of the Prospectus.

THE DCA ADVANTAGE ACCOUNT

The DCA Advantage Account is held in NYLIAC’s general account. The DCA Advantage Account is not registered under the federal securities laws.

NYLIAC will set interest rates in advance for each date on which we may receive a portion of the Premium Payment in the DCA Advantage Account. We will never declare less than the minimum guaranteed interest rate stated on the Policy Data Page of your Policy. Portions of the Premium Payment allocated to the DCA Advantage Account will receive the applicable interest rate in effect on the Business Day we receive such portion of the Premium Payment. Interest rates for subsequent allocations to the DCA Advantage Account may be different from the rate applied to prior allocations to the DCA Advantage Account. The DCA Advantage Account Accumulation Value will never be less than the Nonforfeiture Value.

The annual effective rate that we declare is credited only to amounts remaining in the DCA Advantage Account. We credit the interest on a daily basis. Because money is periodically transferred out of the DCA Advantage Account, amounts in the DCA Advantage Account will not achieve the declared annual effective rate. Please note that interest credited under the DCA Advantage Account will exceed the actual investment earnings of NYLIAC less appropriate risk and expense adjustments. Excess interest amounts credited to the DCA Advantage Account will be recovered by fees and charges associated with the Investment Divisions in later Policy Years.

With respect to the GFIB, no amounts will be deducted from the DCA Advantage Account in connection with either Automatic or Discretionary Income Benefit Purchases. Amounts in the DCA Advantage Account can only be used in connection with Automatic or Discretionary Income Benefit Purchases after such amounts have been transferred to the Variable Accumulation Value. However, amounts in the DCA Advantage Account will be included when we calculate the amount of an Automatic Income Benefit Purchase.

FEDERAL TAX MATTERS

Introduction

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The following discussion is general and is not intended as tax advice. We issue both Qualified and Non-Qualified Policies. Both types of policies offer tax-deferred accumulation. A Non-Qualified Policy can provide for retirement income other than through a tax-qualified plan. Qualified Policies are designed for use by individuals in retirement plans which are intended to qualify as plans qualified for special income tax treatment under Sections 408 or 408A of the Code. The ultimate effect of federal income taxes on the Accumulation Value, on Income Payments and on the economic benefit to you, the Annuitant or the Beneficiary depends on the type of retirement plan for which the Qualified Policy is purchased, on the tax and employment status of the individual concerned and on NYLIAC’s tax status. The following discussion assumes that Qualified Policies are used in retirement plans that qualify for the special federal income tax treatment described above. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under a policy. Any person concerned about these tax implications should consult a tax adviser before making a Premium Payment. This discussion is based upon NYLIAC’s understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service. We cannot predict the likelihood of continuation of the present federal income tax laws or of the current interpretations by the Internal Revenue Service, which may change from time to time without notice. Any such change could have retroactive effects regardless of the date of enactment. The U.S. Treasury Department and Internal Revenue Service have not addressed every aspect of the federal income tax treatment of this product or the application of certain law to this type of product. Moreover, this discussion does not take into consideration any applicable state or other tax laws except with respect to the imposition of any state premium taxes. We suggest you consult with your tax adviser.

Taxation of Annuities in General

The following discussion assumes that the policies will qualify as annuity contracts for federal income tax purposes. The Statement of Additional Information discusses such qualifications.

Section 72 of the Code governs taxation of annuities in general. NYLIAC believes that an annuity policyowner generally is not taxed on increases in the value of a policy until distribution occurs either in the form of a lump sum received by withdrawing all or part of the Accumulation Value (i.e., surrenders or Partial Withdrawals) or as Income Payments under the Income Payment option elected. The exception to this rule is that generally, a policyowner of any deferred annuity policy who is not a natural person must include in income any increase in the excess of the policyowner’s Accumulation Value over the policyowner’s investment in the contract during the taxable year. However, there are some exceptions to this exception. You may wish to discuss these with your tax counsel. The taxable portion of a distribution (in the form of an annuity or lump sum payment) is generally taxed as ordinary income. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Accumulation Value generally will be treated as a distribution.

In the case of a withdrawal or surrender distributed to a participant or Beneficiary under a Qualified Policy, a ratable portion of the amount received is taxable, generally based on the ratio of the investment in the contract to the total policy value. The “investment in the contract” generally equals the portion, if any, of any Premium Payments paid by or on behalf of an individual under a policy which is not excluded from the individual’s gross income. For policies issued in connection with qualified plans, the “investment in the contract” can be zero.

Generally, in the case of a withdrawal under a Non-Qualified Policy before the Annuity Commencement Date, amounts received are first treated as taxable income to the extent that the Accumulation Value immediately before the withdrawal exceeds the “investment in the contract” at that time. Any additional amount withdrawn is not taxable. On the other hand, upon a full surrender of a Non-Qualified Policy, if the “investment in the contract” exceeds the Accumulation Value (less any surrender charges), the loss is treated as an ordinary loss for federal income tax purposes. However, limitations may apply to the amount of the loss that may be deductible.

Although the tax consequences may vary depending on the Income Payment option elected under the policy, in general, only the portion of the Income Payment that represents the amount by which the Accumulation Value exceeds the “investment in the contract” will be taxed. After the investment in the Policy is recovered, the full amount of any additional Income Payments is taxable. For fixed Income Payments, in general, there is no tax on the portion of each payment which represents the same ratio that the “investment in the contract” bears to the total expected value of the Income Payments for the term of the payments. However, the remainder of each Income Payment is taxable until the recovery of the investment in the contract, and thereafter the full amount of each annuity payment is taxable. If death occurs before full recovery of the investment in the contract, the unrecovered amount may be deducted on the Annuitant’s final tax return.

A policyowner may elect to apply a portion of the Accumulation Value towards one of the Income Payment options we may offer, while the remainder of the policy continues to accumulate income on a tax-deferred basis. This is called a partial annuitization. If a policyowner chooses to partially annuitize a policy, the resulting payments will be taxed as fixed Income Payments described above, only if such payments are received for one of the following periods: (1) the

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annuitant’s life (or the lives of the joint annuitants, if applicable), or (2) a period of 10 years or more. Provided such requirements are met, the “investment in the contract” will be allocated pro rata between each portion of the policy from which amounts are received as an annuity and the portion of the policy from which amounts are not received as an annuity. It is our understanding that the commencement of GFIB Payments before the Variable Account Annuity Commencement Date will be treated as a partial annuitization of the policy. As such, the investment in the contract will be allocated pro rata between the GFIB Payments and the Variable Account. Although there is some uncertainty regarding when the investment in the contract should be allocated, we believe that allocation at commencement of the GFIB Payments is consistent with Code Section 72(a)(2), which provides for partial annuitization treatment if any amount is “received” as an annuity (and other applicable requirements are met). In light of this uncertainty, however, you should consult a tax adviser before making any Automatic or Discretionary Income Benefit Purchases.

In the case of a distribution, a penalty tax equal to 10% of the amount treated as taxable income may be imposed. The penalty tax is not imposed in certain circumstances, including, generally, distributions: (1) made on or after the date on which the policyowner attains age 59 1/2, (2) made as a result of the policyowner’s (or, where the policyowner is not an individual, the Annuitant’s) death, (3) made as a result of the policyowner’s disability, (4) which are part of a series of substantially equal periodic payments (at least annually) made for the life (or life expectancy) of the policyowner or the joint lives (or joint life expectancies) of the policyowner and his or her designated beneficiary, or (5) received from an Inherited IRA. Other tax penalties may apply to certain distributions pursuant to a Qualified Policy.

All non-qualified, deferred annuity contracts issued by NYLIAC (or its affiliates) to the same policyowner during any calendar year are to be treated as one annuity contract for purposes of determining the amount includible in an individual’s gross income. In addition, there may be other situations in which the Treasury Department may conclude (under its authority to issue regulations) that it would be appropriate to aggregate two or more annuity contracts purchased by the same policyowner. Accordingly, a policyowner should consult a tax adviser before purchasing more than one policy or other annuity contract.

A transfer of ownership of a policy, or designation of an Annuitant or other Beneficiary who is not also the policyowner, may result in certain income or gift tax consequences to the policyowner. A policyowner contemplating any transfer or assignment of a policy should consult a tax adviser with respect to the potential tax effects of such a transaction.

3.8 Percent Tax on Certain Investment Income

Beginning in 2013, in general, a tax of 3.8 percent will apply to net investment income (“NII”) received by an individual taxpayer to the extent his or her modified adjusted gross income (“MAGI”) exceeds certain thresholds (e.g., $250,000 in the case of taxpayers filing jointly, $125,000 in the case of a married taxpayer filing separately and $200,000 in the case of other individual taxpayers). For this purpose, NII includes (i) gross income from various investments, including gross income received with respect to annuities that are not held through a tax-qualified plan (e.g., a traditional IRA or Section 403(b) plan) and (ii) new gain attributable to the disposition of property. Such NII (as well as gross income from tax qualified plans) will also increase a taxpayer’s MAGI for purposes of the taxable thresholds described above. This tax also applies to trusts and estates under a special set of rules. In 2012 the IRS and the Treasury Department issued guidance regarding this new tax in the form of proposed regulations, which were finalized in 2013. You should consult your tax advisor to determine the applicability of this tax in your individual circumstances and with respect to any amount received in connection with the surrender of this policy, distribution or withdrawals from this policy or the exercise of other rights and features under this annuity contract.

Partial Section 1035 Exchanges

Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract or a long-term care insurance policy. The IRS has issued guidance which provides that the direct transfer of a portion of an annuity contract into another annuity contract can qualify as a tax-free exchange, provided that no amounts (other than annuity payments made for life or for a term of at least 10 years) are distributed from either contract involved in the exchange for 180 days following the date of the transfer. If a taxpayer takes a distribution during this 180-day waiting period, the IRS guidance provides that the IRS will apply general tax principles to determine the tax treatment of the transfer and/or the distribution (e.g., in appropriate circumstances, as taxable “boot” or as a taxable distribution, effectively negating the tax-free exchange).

This IRS guidance, however, does not address the tax treatment of a partial exchange of an annuity contract for a long-term care insurance policy. Although we believe that a withdrawal from or surrender of the Policy described in this prospectus within 180 days of a partial exchange of such Policy for a long-term care insurance policy should not result in adverse tax consequences, there can be no assurance that the IRS will not expand the 180-day rule described above to partial exchanges of an annuity contract for a long-term care insurance policy, or that the IRS will not provide other

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guidance with respect to such partial exchanges. If you contemplate such an exchange, you should consult a tax advisor to discuss the potential tax effects of such a transaction.

Qualified Policies

Qualified Policies are designed for use with retirement plans that qualify for special federal income tax treatment under Sections 408, and 408A of the Code. The tax rules applicable to participants and beneficiaries in these plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions (including special rules for certain lump sum distributions to individuals who attained the age of 50 by January 1, 1986). Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59 1/2 (subject to certain exceptions), distributions that do not conform to specified minimum distribution rules and in certain other circumstances. Therefore, this discussion only provides general information about the use of Qualified Policies with the plans described below. Policyowners and participants under these plans, as well as Annuitants and Beneficiaries are cautioned that the rights of any person to any benefits under the plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the policy issued in connection with the plan. Purchasers of Qualified Policies should seek legal and tax advice regarding the suitability of the policy.

(a) Individual Retirement Annuities. Sections 219 and 408 of the Code permit individuals or their employers to contribute to an individual retirement program known as an “Individual Retirement Annuity” or “IRA”, including an employer-sponsored Simplified Employee Pension or “SEP”. Individual Retirement Annuities are subject to limitations on the amount which may be contributed and deducted and the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed into IRAs on a tax-deferred basis.

(b) Roth Individual Retirement Annuities. Section 408A of the Code permits individuals with incomes below a certain level to contribute to an individual retirement program known as a “Roth Individual Retirement Annuity” or “Roth IRA.” Roth IRAs are subject to limitations on the amount that may be contributed. Contributions to Roth IRAs are not deductible, but distributions from Roth IRAs that meet certain requirements are not included in gross income. Individuals generally may convert their existing non-Roth IRAs into Roth IRAs. Beginning in 2008, a direct rollover may also be made from an eligible retirement plan other than a non-Roth IRA (such as a qualified retirement plan, section 403(b) tax sheltered annuity, or eligible governmental section 457 plan) to a Roth IRA provided applicable requirements are met. Such conversions and rollovers will be subject to income tax at the time of conversion or rollover.

The Qualified Policies are subject to the required minimum distribution (“RMD”) rules under Code section 401(a)(9) and the regulations issued thereunder. Under these rules, generally, distributions under your Qualified Policy must begin no later than the beginning date required by the Internal Revenue Service (“IRS”). The beginning date is determined by the type of Qualified Policy that you own. For each calendar year that an RMD is not timely made, a 50% excise tax is imposed on the amount that should have been distributed, but was not.

Unless the distributions are made in the form of an annuity that complies with Code section 401(a)(9) and the regulations issued thereunder, the minimum amount required to be distributed for each calendar year is generally determined by dividing the value of the Qualified Policy as of the end of the prior calendar year by the applicable distribution period (determined under IRS tables). Once GFIB Payments begin, we believe you will be treated as having two separate policies for purposes of satisfying these RMD rules. The GFIB Payments should automatically satisfy the RMD requirements with respect to the Cumulative Income Benefit Purchases. A separate RMD will have to be calculated and withdrawn each year with respect to the Variable Accumulation Value. The GFIB Payments or the Income Benefit Payments generally cannot be applied towards satisfying the RMD requirements with respect to the Variable Accumulation Value.

Beginning in 2006, regulations under Code section 401(a)(9) provide a new method for calculating the amount of RMDs from Qualified Policies. Under these regulations, during the accumulation phase of the Qualified Policy, the actuarial present value of certain additional benefits provided under the policy (such as guaranteed death benefits) must be taken into account in calculating the value of the Qualified Policy for purposes of determining the annual RMD for the Qualified Policy. As a result, under these regulations, it is possible that, after taking account of the value of such benefits, there may not be sufficient Accumulation Value to satisfy the applicable RMD requirement. This generally will depend on the investment performance of your policy. You may need to satisfy such RMD from other tax-qualified plans that you own. You should consult with your tax advisor regarding these requirements and the implications of purchasing any riders or other benefits in connection with your Qualified Policy.

Taxation of Death Benefits

58

The tax treatment of amounts distributed from your contract upon the death of the policyowner or annuitant depends on whether the policyowner or annuitant dies before or after the Annuity Commencement Date. If death occurs prior to the Annuity Commencement Date, and the Beneficiary receives payments under an annuity payout option, the benefits are generally taxed in the manner described above for annuity payouts. If the benefits are received in a lump sum, they are taxed to the extent they exceed the remaining investment in the contract. If death occurs after the Annuity Commencement Date, amounts received by the Beneficiary are not taxed until they exceed the remaining investment in the contract.

DISTRIBUTION AND COMPENSATION ARRANGEMENTS

NYLIFE Distributors LLC (NYLIFE Distributors), the underwriter and distributor of the policies, is registered with the SEC and the Financial Industry Regulatory Authority, Inc. (FINRA) as a broker-dealer. The firm is an indirect wholly-owned subsidiary of New York Life, and an affiliate of NYLIAC. Its principal business address is 30 Hudson Street, Jersey City, New Jersey 07302.

The policies are sold by registered representatives of NYLIFE Securities, LLC (“NYLIFE Securities”), a broker- dealer that is an affiliate of NYLIFE Distributors. Your registered representative is also a licensed insurance agent with New York Life. He or she may be qualified to offer other forms of life insurance, annuities, and other investment products. In certain circumstances, NYLIFE Securities registered representatives can sell both products manufactured and issued by New York Life or its affiliates and products provided by other companies.

NYLIFE Securities and in turn your registered representative, receive compensation for selling you this policy or any other investment product. Compensation may consist of commissions, asset-based compensation, allowances for expenses, and other compensation programs. The amount of compensation will vary depending on the policy, the age of the Owner and whether the source of funds is from an internal exchange. Differing compensation arrangements have the potential to influence the recommendation made by your registered representative or broker-dealer.

The maximum commission and expense allowance paid to NYLIFE Securities registered representatives is typically 5% of all premiums received. The total commissions paid for New York Life Income Plus Variable Annuity II policies during the fiscal year ended December 31, 2018, 2017 and 2016 were $0, $0 and $48,291, respectively.

New York Life also has other compensation programs where managers and employees involved in the sales process receive additional compensation related to the sale of products manufactured and issued by New York Life or its affiliates.

NYLIFE Securities registered representatives can qualify to attend New York Life-sponsored educational, training, and development conferences based on the sales they make of life insurance, annuities, and investment products during a particular twelve-month period. In addition, qualification for recognition programs sponsored by New York Life depends on the sale of products manufactured and issued by New York Life or its affiliates.

VOTING RIGHTS

The Funds are not required to and typically do not hold routine annual stockholder meetings. Special stockholder meetings will be called when necessary. To the extent required by law, NYLIAC will vote the Eligible Portfolio shares held in the Investment Divisions at special shareholder meetings of the Funds in accordance with instructions we receive from persons having voting interests in the corresponding Investment Division. If, however, the federal securities laws are amended, or if NYLIAC’s present interpretation should change, and as a result, NYLIAC determines that it is allowed to vote the Eligible Portfolio shares in its own right, we may elect to do so.

Prior to the Annuity Commencement Date, you hold a voting interest in each Investment Division to which you have money allocated. We will determine the number of votes which are available to you by dividing the Accumulation Value attributable to an Investment Division by the net asset value per share of the applicable Eligible Portfolios. We will calculate the number of votes which are available to you separately for each Investment Division. We will determine that number by applying your percentage interest, if any, in a particular Investment Division to the total number of votes attributable to the Investment Division.

We will determine the number of votes of the Eligible Portfolio which are available as of the date established by the Portfolio of the relevant Fund. Voting instructions will be solicited by written or electronic communication prior to such meeting in accordance with procedures established by the relevant Fund.

If we do not receive timely instructions, we will vote those shares in proportion to the voting instructions which are received with respect to all policies participating in that Investment Division. As a result, a small number of policyholders may control the outcome of the vote. We will apply voting instructions to abstain on any item to be voted upon on a pro rata basis to reduce the votes eligible to be cast. Each person having a voting interest in an Investment Division will receive proxy material, reports and other materials relating to the appropriate Eligible Portfolio.

59

TABLE OF CONTENTS FOR THE

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more details concerning the subjects discussed in this Prospectus. The following is the Table of Contents for the SAI:

How to obtain a New York Life Income Plus Variable Annuity II Statement of Additional Information.

The New York Life Income Plus Variable Annuity II Statement of Additional Information is posted on our website, www.newyorklife.com. For a paper copy of the Statement of Additional Information, call (800) 598-2019 or send this request form to:

NYLIAC Variable Products Service Center

Madison Square Station

P.O. Box 922

New York, New York 10159

Please send me a New York Life Income Plus Variable Annuity II Statement of Additional Information dated May 1, 2019

Name

Address

City                                                                  State                                              Zip

60

APPENDIX A — GFIB EXAMPLES

The following examples demonstrate how your policy’s Guaranteed Future Income Benefit (GFIB) works. The examples show how the policy’s Accumulation Value, Funded Income Benefit, GFIB Payments, and guaranteed death benefit would vary over an extended period of time assuming certain hypothetical annual gross rates of return. The examples will assist in the comparison of the Accumulation Value and death benefit of the policy, as well as the guaranteed income benefit, with other variable annuity policies that include a guaranteed fixed deferred income component.

Each policy quarter, the Automatic Income Benefit Purchase Formula (“Formula”) determines whether to make an Automatic Income Benefit Purchase by comparing (a) the Variable Accumulation Value to (b) the dollar amount that would be needed to purchase the guaranteed future income not already funded (the “Unfunded Income Benefit”) using the income purchase rate then in effect. We call this dollar amount the “Cost of the Unfunded Income Benefit.” If the Variable Accumulation Value is less than approximately 114% (or eight sevenths (8/7)) of the Cost of the Unfunded Income Benefit, an Automatic Income Benefit Purchase will occur.

The Formula computes the amount of the Automatic Income Benefit Purchase by multiplying the policy’s then current Variable Accumulation Value by a factor that takes into account the ratio of the Cost of the Unfunded Income Benefit to the current Variable Accumulation Value. Under the Formula, an Automatic Income Benefit Purchase will never be greater than 10% of the prior quarter’s Variable Accumulation Value. This limitation, however, does not apply to the final application of the Automatic Income Benefit Purchase Formula that occurs at least twenty (20) Business Days before the GFIB Payment Commencement Date.

The amount of guaranteed income funded by the Automatic Income Benefit Purchase is determined by multiplying the Purchase amount by the current income purchase rate. Also note that for purposes of this Appendix B, annual rather than quarterly amounts are shown.

The examples reflect assumed Mortality and Expense Risk and Administrative Charges, GFIB Fees, annual policy service charges, surrender charges (where applicable), and fees associated with the Investment Divisions offered under the policy. The values shown deduct charges using simplified assumptions. For example, actual M&E charges are deducted daily and may be slightly higher or lower than shown for any given policy year. With regard to Investment Division fees, the examples reflect total assumed investment advisory fees together with other expenses incurred by the Investment Divisions of 1.00% of the average daily net assets of the Investment Divisions, after any applicable expense reimbursements. Please refer to the Table of Fees and Expenses in this Prospectus for details of the underlying Investment Division fees. The actual investment advisory fees and expenses may be more or less than the amounts illustrated and will depend on the allocations made by the policyowner.

NYLIAC will furnish, upon request, a personalized illustration that shows how the GFIB might hypothetically work in your situation.

GFIB Example with Favorable Annual Returns:

A New York Life Income Plus Variable Annuity II is purchased on June 1, 2015 by a 60 year old with a $100,000 premium payment. The GFIB Payment amount is $7,581.79.

GFIB Payment amounts shown in Policy Years 1 through 9 are provided to note that GFIB Payments are determined as of the Policy Date and will not change unless the policyowner takes certain actions that are noted in this Prospectus. GFIB Payments will begin after the end of the tenth Policy Year (in bold below). This is the GFIB Payment Commencement Date.

The Annual Gross Rate of Return for the Investment Divisions is 5%.

Age	End of Policy Year	Accumulation Value at Policy Year Start	Net Annual Return*	Automatic Income Benefit Purchases	Discretionary Income Benefit Purchases	Accumulation Value at Policy Year End	Income Purchase Rate (Average) **	Income Purchased	Funded Income Benefit	Cumulative Income Benefit Purchases	Unfunded Income Benefit	GFIB Payment Amount	Death Benefit
61	1	100,000.00	2.11%	—	—	102,111.09	9.79%	—	—	—	7,581.79	7,581.79	102,111.09
62	2	102,111.09	1.49%	—	—	103,627.49	9.23%	—	—	—	7,581.79	7,581.79	103,627.49
63	3	103,627.49	1.50%	—	—	105,181.92	8.72%	—	—	—	7,581.79	7,581.79	105,181.92
64	4	105,181.92	1.51%	—	—	106,775.41	8.25%	—	—	—	7,581.79	7,581.79	106,775.41
65	5	106,775.41	1.19%	21,723.65	—	86,327.28	7.82%	1,731.74	1,731.74	21,723.65	5,850.05	7,581.79	108,050.93
66	6	86,327.28	1.13%	22,154.70	—	65,144.32	7.40%	1,671.57	3,403.31	43,878.35	4,178.48	7,581.79	109,022.67
67	7	65,144.32	1.18%	15,735.19	—	50,176.73	7.02%	1,125.97	4,529.29	59,613.53	3,052.51	7,581.79	109,790.26
68	8	50,176.73	1.22%	11,453.17	—	39,337.09	6.67%	778.43	5,307.72	71,066.71	2,274.08	7,581.79	110,403.80
69	9	39,337.09	1.26%	8,706.81	—	31,124.96	6.34%	562.79	5,870.51	79,773.52	1,711.29	7,581.79	110,898.48
70	10	31,124.96	0.97%	28,752.25	—	2,673.24	5.90%	1,711.29	7,581.79	108,525.77	—	7,581.79	111,199.00

The designated Payee will receive GFIB Payments of $7,581.79 per year starting on the GFIB Payment Commencement Date. The payments will continue for the life of the Annuitant(s).

If the Annuitant(s) dies before the total amount of GFIB Payments equal or exceed the minimum death benefit of the Policy after GFIB Payments have commenced, a death benefit as described in the Policy will be paid.

If the Annuitant(s) dies after the total amount of GFIB Payments equal or exceed the minimum death benefit of the Policy after GFIB Payments have commenced, no death benefit will be payable.

*	The Net Annual Return is the Annual Gross Rate of Return less the M&E Charge, GFIB Fee, policy service charge, and an average Fund Fee of 1.00%.
**

Income Benefit Purchase Rates are subject to change. The current Income Benefit Purchase Rate may be higher or lower. The minimum Income Benefit Purchase Rate is the higher of the following three factors:

A =	NYLIAC’s current Income Benefit Purchase Rate in effect at the time of the income purchase;

B =	[0.9] multiplied by an Income Benefit Purchase Rate calculated based on the A2000 Mortality Table (no projection scale and no age setback) and 10-Year CMT Rate with a 3 day lag; or

C =	An Income Benefit Purchase Rate calculated based on the A2000 Mortality Table (no projection scale and no age setback) and one percent (1.0%).

We emphasize that the hypothetical investment rates of return shown above are illustrative only and you should not deem them to be a representation of past or future investment rates of return. Actual rates of return and Policy values may be more or less than those shown and will depend on a number of factors including the investment allocations made by a policyowner and the investment experience of the Separate Account. The death benefit and the Accumulation Value for a Policy would be different from those shown if the actual gross rates of return averaged -5%, 0% or 5% over a period of years, but also fluctuated above or below those averages for individual Policy Years. They would also be different if any partial surrenders were made. Neither NYLIAC, the Separate Account, nor the Funds represent that these hypothetical rates of return can be achieved for any one year or sustained over a period of time.

GFIB Example with Favorable Annual Returns and a Discretionary Income Benefit Purchase:

A New York Life Income Plus Variable Annuity II is purchased on June 1, 2015 by a 60 year old with a $100,000 premium payment. The GFIB Payment amount is $7,581.79.

The GFIB Payment Commencement Date is 10 years from the Policy Date and the client completes a $10,000

There is a Discretionary Income Benefit Purchase in Policy Year 2. GFIB Payment amounts shown in Policy Years 1 through 9 are provided to note that GFIB Payments are determined as of the Policy Date and will not change unless the policyowner takes certain actions that are noted in this Prospectus. GFIB Payments will begin after the end of the tenth Policy Year (in bold below).

The Annual Gross Rate of Return for the Investment Divisions is 5%.

Age	End of Policy Year	Accumulation Value at Policy Year Start	Net Annual Return*	Automatic Income Benefit Purchases	Discretionary Income Benefit Purchases	Accumulation Value at Policy Year End	Income Purchase Rate (Average) **	Income Purchased	Funded Income Benefit	Cumulative Income Benefit Purchases	Unfunded Income Benefit	GFIB Payment Amount	Death Benefit
61	1	100,000.00	2.11%	—	—	102,111.09	9.79%	—	—	—	7,581.79	7,581.79	102,111.09
62	2	102,111.09	1.30%	—	10,000.00	93,436.84	9.23%	952.13	952.13	10,000.00	6,629.66	7,581.79	103,436.84
63	3	93,436.84	1.53%	—	—	94,863.13	8.72%	—	952.13	10,000.00	6,629.66	7,581.79	104,863.13
64	4	94,863.13	1.54%	—	—	96,325.27	8.25%	—	952.13	10,000.00	6,629.66	7,581.79	106,325.27
65	5	96,325.27	1.56%	6.27	—	97,824.54	7.82%	0.49	952.62	10,006.27	6,629.17	7,581.79	107,830.80
66	6	97,824.54	1.13%	25,078.26	—	73,851.91	7.40%	1,892.17	2,844.79	35,084.53	4,737.01	7,581.79	108,936.44
67	7	73,851.91	1.18%	17,812.59	—	56,914.11	7.02%	1,274.63	4,119.42	52,897.12	3,462.38	7,581.79	109,811.23
68	8	56,914.11	1.23%	12,964.79	—	44,649.85	6.67%	881.17	5,000.59	65,861.91	2,581.21	7,581.79	110,511.76
69	9	44,649.85	1.27%	9,856.24	—	35,359.76	6.34%	637.08	5,637.67	75,718.16	1,944.12	7,581.79	111,077.91
70	10	35,359.76	0.98%	32,664.43	—	3,041.10	5.90%	1,944.12	7,581.79	108,382.58	—	7,581.79	111,423.69

The Discretionary Income Benefit Purchase lessens the amount of Automatic Income Benefit Purchases that need to be made to fully fund the GFIB Payments.

The designated Payee will receive GFIB Payments of $7,581.79 per year starting on the GFIB Payment Commencement Date. The payments will continue for the life of the Annuitant(s).

If the Annuitant(s) dies before the total amount of GFIB Payments equal or exceed the minimum death benefit of the Policy after GFIB Payments have commenced, a death benefit as described in the Policy will be paid.

If the Annuitant(s) dies after the total amount of GFIB Payments equal or exceed the minimum death benefit of the Policy after GFIB Payments have commenced, no death benefit will be payable.

*	The Net Annual Return is the Annual Gross Rate of Return less the M&E Charge, GFIB Fee, policy service charge, and an average Fund Fee of 1.00%.
**

Income Benefit Purchase Rates are subject to change. The current Income Benefit Purchase Rate may be higher or lower. The minimum Income Benefit Purchase Rate is the higher of the following three factors:

A =	NYLIAC’s current Income Benefit Purchase Rate in effect at the time of the income purchase;

B =	[0.9] multiplied by an Income Benefit Purchase Rate calculated based on the A2000 Mortality Table (no projection scale and no age setback) and 10-Year CMT Rate with a 3 day lag; or

C =	An Income Benefit Purchase Rate calculated based on the A2000 Mortality Table (no projection scale and no age setback) and one percent (1.0%).

We emphasize that the hypothetical investment rates of return shown above are illustrative only and you should not deem them to be a representation of past or future investment rates of return. Actual rates of return and Policy values may be more or less than those shown and will depend on a number of factors including the investment allocations made by a policyowner and the investment experience of the Separate Account. The death benefit and the Accumulation Value for a Policy would be different from those shown if the actual gross rates of return averaged -5%, 0% or 5% over a period of years, but also fluctuated above or below those averages for individual Policy Years. They would also be different if any partial surrenders were made. Neither NYLIAC, the Separate Account, nor the Funds represent that these hypothetical rates of return can be achieved for any one year or sustained over a period of time.

GFIB Example with Unfavorable Annual Returns and a Discretionary Income Benefit Purchase:

A New York Life Income Plus Variable Annuity II is purchased on June 1, 2015 by a 60 year old with a $100,000 premium payment. The GFIB Payment amount is $7,581.79.

The GFIB Payment Commencement Date is 10 years from the Policy Date and the client completes a $10,000 Discretionary Income Benefit Purchase in Policy Year 2. GFIB Payment amounts shown in Policy Years 1 through 9 are provided to note that GFIB Payments are determined as of the Policy Date and will not change unless the policyowner takes certain actions that are noted in this Prospectus. GFIB Payments will begin after the end of the tenth Policy Year (in bold below).

The Annual Gross Rate of Return for the Investment Divisions is -5%.

Age	End of Policy Year	Accumulation Value at Policy Year Start	Net Annual Return*	Automatic Income Benefit Purchases	Discretionary Income Benefit Purchases	Accumulation Value at Policy Year End	Income Purchase Rate (Average) **	Income Purchased	Funded Income Benefit	Cumulative Income Benefit Purchases	Unfunded Income Benefit	GFIB Payment Amount	Death Benefit
61	1	100,000.00	-7.75%	—	—	92,247.17	9.79%	—	—	—	7,581.79	7,581.79	100,000.00
62	2	92,247.17	-6.88%	17,974.96	10,000.00	57,926.32	9.23%	2,625.37	2,625.37	27,974.96	4,956.43	7,581.79	100,000.00
63	3	57,926.32	-6.74%	19,571.50	—	34,452.78	8.72%	1,735.42	4,360.78	47,546.46	3,221.01	7,581.79	100,000.00
64	4	34,452.78	-6.88%	11,632.09	—	20,450.83	8.25%	975.91	5,336.69	59,178.55	2,245.10	7,581.79	100,000.00
65	5	20,450.83	-7.16%	6,895.13	—	12,090.65	7.82%	548.08	5,884.78	66,073.68	1,697.02	7,581.79	100,000.00
66	6	12,090.65	-7.64%	4,066.30	—	7,100.54	7.40%	305.83	6,190.60	70,139.98	1,391.19	7,581.79	100,000.00
67	7	7,100.54	-8.52%	2,377.58	—	4,118.31	7.02%	169.55	6,360.15	72,517.57	1,221.64	7,581.79	100,000.00
68	8	4,118.31	-10.09%	1,368.06	—	2,334.87	6.67%	92.65	6,452.80	73,885.62	1,128.99	7,581.79	100,000.00
69	9	2,334.87	-13.00%	764.17	—	1,267.20	6.34%	49.22	6,502.02	74,649.79	1,079.77	7,581.79	100,000.00
70	10	1,267.20	-18.44%	1,033.47	—	—	5.90%	61.57	6,563.59	75,683.27	1,018.20	7,581.79	100,000.00

The Discretionary Income Benefit Purchase lessens in some Policy Years the amount of Automatic Income Benefit Purchases that need to be made.

New York Life will make up the difference in the Funded Income Benefit to guarantee the GFIB Payments of $7,581.79 per year starting on the GFIB Payment Commencement Date.

The designated Payee will receive GFIB Payments of $7,581.79 per year starting on the GFIB Payment Commencement Date. The payments will continue for the life of the Annuitant(s).

If the Annuitant(s) dies before the total amount of GFIB Payments equal or exceed the minimum death benefit of the Policy after GFIB Payments have commenced, a death benefit as described in the Policy will be paid.

If the Annuitant(s) dies after the total amount of GFIB Payments equal or exceed the minimum death benefit of the Policy after GFIB Payments have commenced, no death benefit will be payable.

*	The Net Annual Return is the Annual Gross Rate of Return less the M&E Charge, GFIB Fee, policy service changes and an average Fund Fee of 1.00%.
**

Income Benefit Purchase Rates are subject to change. The current Income Benefit Purchase Rate may be higher or lower. The minimum Income Benefit Purchase Rate is the higher of the following three factors:

A =	NYLIAC’s current Income Benefit Purchase Rate in effect at the time of the income purchase;

B =	[0.9] multiplied by an Income Benefit Purchase Rate calculated based on the A2000 Mortality Table (no projection scale and no age setback) and 10-Year CMT Rate with a 3 day lag; or

C =	An Income Benefit Purchase Rate calculated based on the A2000 Mortality Table (no projection scale and no age setback) and one percent (1.0%).

We emphasize that the hypothetical investment rates of return shown above are illustrative only and you should not deem them to be a representation of past or future investment rates of return. Actual rates of return and Policy values may be more or less than those shown and will depend on a number of factors including the investment allocations made by a policyowner and the investment experience of the Separate Account. The death benefit and the Accumulation Value for a Policy would be different from those shown if the actual gross rates of return averaged -5%, 0% or 5% over a period of years, but also fluctuated above or below those averages for individual Policy Years. They would also be different if any partial surrenders were made. Neither NYLIAC, the Separate Account, nor the Funds represent that these hypothetical rates of return can be achieved for any one year or sustained over a period of time.

GFIB Example with 0% Annual Returns and a Discretionary Income Benefit Purchase:

A New York Life Income Plus Variable Annuity II is purchased on June 1, 2015 by a 60 year old with a $100,000 premium payment. The GFIB Payment amount is $7,581.79.

The GFIB Payment Commencement Date is 10 years from the Policy Date and the client completes a $10,000 Discretionary Income Benefit Purchase in Policy Year 2. GFIB Payment amounts shown in Policy Years 1 through 9 are provided to note that GFIB Payments are determined as of the Policy Date and will not change unless the policyowner takes certain actions that are noted in this Prospectus. GFIB Payments will begin after the end of the tenth Policy Year (in bold below).

The Annual Gross Rate of Return for the Investment Divisions is 0%.

Age	End of Policy Year	Accumulation Value at Policy Year Start	Net Annual Return*	Automatic Income Benefit Purchases	Discretionary Income Benefit Purchases	Accumulation Value at Policy Year End	Income Purchase Rate (Average) **	Income Purchased	Funded Income Benefit	Cumulative Income Benefit Purchases	Unfunded Income Benefit	GFIB Payment Amount	Death Benefit
61	1	100,000.00	-2.82%	—	—	97,178.90	9.79%	—	—	—	7,581.79	7,581.79	100,000.00
62	2	97,178.90	-3.14%	—	10,000.00	84,126.51	9.23%	952.13	952.13	10,000.00	6,629.66	7,581.79	100,000.00
63	3	84,126.51	-2.98%	26,021.97	—	55,594.38	8.72%	2,302.07	3,254.20	36,021.97	4,327.59	7,581.79	100,000.00
64	4	55,594.38	-2.89%	18,912.78	—	35,076.44	8.25%	1,586.45	4,840.65	54,934.75	2,741.15	7,581.79	100,000.00
65	5	35,076.44	-2.94%	11,929.24	—	22,117.53	7.82%	948.05	5,788.70	66,863.99	1,793.10	7,581.79	100,000.00
66	6	22,117.53	-3.03%	7,517.74	—	13,930.53	7.40%	565.29	6,353.99	74,381.73	1,227.81	7,581.79	100,000.00
67	7	13,930.53	-3.20%	4,730.14	—	8,754.13	7.02%	337.24	6,691.23	79,111.87	890.56	7,581.79	100,000.00
68	8	8,754.13	-3.51%	2,967.25	—	5,479.38	6.67%	200.90	6,892.13	82,079.12	689.66	7,581.79	100,000.00
69	9	5,479.38	-4.04%	1,851.76	—	3,406.26	6.34%	119.22	7,011.36	83,930.88	570.44	7,581.79	100,000.00
70	10	3,406.26	-4.86%	3,240.85	—	—	5.90%	192.87	7,204.23	87,171.73	377.56	7,581.79	100,000.00

The Discretionary Income Benefit Purchase lessens in some Policy Years the amount of Automatic Income Benefit Purchases that need to be made.

New York Life will make up the difference in the Funded Income Benefit to guarantee the GFIB Payments of $7,581.79 per year starting on the GFIB Payment Commencement Date.

The designated Payee will receive GFIB Payments of $7,581.79 per year starting on the GFIB Payment Commencement Date. The payments will continue for the life of the Annuitant(s).

If the Annuitant(s) dies before the total amount of GFIB Payments equal or exceed the minimum death benefit of the Policy after GFIB Payments have commenced, a death benefit as described in the Policy will be paid.

If the Annuitant(s) dies after the total amount of GFIB Payments equal or exceed the minimum death benefit of the Policy after GFIB Payments have commenced, no death benefit will be payable.

*	The Net Annual Return is the Annual Gross Rate of Return less the M&E Charge, GFIB Fee, policy service charge and an average Fund Fee of 1.00%.
**

Income Benefit Purchase Rates are subject to change. The current Income Benefit Purchase Rate may be higher or lower. The minimum Income Benefit Purchase Rate is the higher of the following three factors:

A =	NYLIAC’s current Income Benefit Purchase Rate in effect at the time of the income purchase;

B =	[0.9] multiplied by an Income Benefit Purchase Rate calculated based on the A2000 Mortality Table (no projection scale and no age setback) and 10-Year CMT Rate with a 3 day lag; or

C =	An Income Benefit Purchase Rate calculated based on the A2000 Mortality Table (no projection scale and no age setback) and one percent (1.0%).

We emphasize that the hypothetical investment rates of return shown above are illustrative only and you should not deem them to be a representation of past or future investment rates of return. Actual rates of return and Policy values may be more or less than those shown and will depend on a number of factors including the investment allocations made by a policyowner and the investment experience of the Separate Account. The death benefit and the Accumulation Value for a Policy would be different from those shown if the actual gross rates of return averaged -5%, 0% or 5% over a period of years, but also fluctuated above or below those averages for individual Policy Years. They would also be different if any partial surrenders were made. Neither NYLIAC, the Separate Account, nor the Funds represent that these hypothetical rates of return can be achieved for any one year or sustained over a period of time.

GFIB Example with 0% Annual Returns:

A New York Life Income Plus Variable Annuity II is purchased on June 1, 2015 by a 60 year old with a $100,000 premium payment. The GFIB Payment amount is $7,581.79.

The GFIB Payment Commencement Date is 10 years from the Policy Date. GFIB Payment amounts shown in Policy Years 1 through 9 are provided to note that GFIB Payments are determined as of the Policy Date and will not change unless the policyowner takes certain actions that are noted in this Prospectus. GFIB Payments will begin after the end of the tenth Policy Year (in bold below).

The Annual Gross Rate of Return for the Investment Divisions is 0%.

Age	End of Policy Year	Accumulation Value at Policy Year Start	Net Annual Return*	Automatic Income Benefit Purchases	Discretionary Income Benefit Purchases	Accumulation Value at Policy Year End	Income Purchase Rate (Average)**	Income Purchased	Funded Income Benefit	Cumulative Income Benefit Purchases	Unfunded Income Benefit	GFIB Payment Amount	Death Benefit
61	1	100,000.00	-2.82%	—	—	97,178.90	9.79%	—	—	—	7,581.79	7,581.79	100,000.00
62	2	97,178.90	-3.45%	—	—	93,826.10	9.23%	—	—	—	7,581.79	7,581.79	100,000.00
63	3	93,826.10	-2.90%	31,919.92	—	59,189.43	8.72%	2,829.83	2,829.83	31,919.92	4,751.96	7,581.79	100,000.00
64	4	59,189.43	-2.92%	20,133.65	—	37,329.87	8.25%	1,688.86	4,518.69	52,053.57	3,063.10	7,581.79	100,000.00
65	5	37,329.87	-2.98%	12,693.44	—	23,523.46	7.82%	1,008.78	5,527.48	64,747.01	2,054.32	7,581.79	100,000.00
66	6	23,523.46	-3.10%	7,993.42	—	14,800.90	7.40%	601.06	6,128.54	72,740.44	1,453.26	7,581.79	100,000.00
67	7	14,800.90	-3.32%	5,023.44	—	9,285.75	7.02%	358.16	6,486.69	77,763.88	1,095.10	7,581.79	100,000.00
68	8	9,285.75	-3.70%	3,145.16	—	5,796.57	6.67%	212.95	6,699.64	80,909.04	882.15	7,581.79	100,000.00
69	9	5,796.57	-4.35%	1,956.61	—	3,587.58	6.34%	125.97	6,825.62	82,865.64	756.18	7,581.79	100,000.00
70	10	3,587.58	-5.38%	3,394.64	—	—	5.90%	202.03	7,027.65	86,260.29	554.14	7,581.79	100,000.00

New York Life will make up the difference in the Funded Income Benefit to guarantee the GFIB Payments of $7,581.79 per year starting on the GFIB Payment Commencement Date.

The designated Payee will receive GFIB Payments of $7,581.79 per year starting on the GFIB Payment Commencement Date. The payments will continue for the life of the Annuitant(s).

If the Annuitant(s) dies before the total amount of GFIB Payments equal or exceed the minimum death benefit of the Policy after GFIB Payments have commenced, a death benefit as described in the Policy will be paid.

If the Annuitant(s) dies after the total amount of GFIB Payments equal or exceed the minimum death benefit of the Policy after GFIB Payments have commenced, no death benefit will be payable.

*	The Net Annual Return is the Annual Gross Rate of Return less the M&E Charge, GFIB Fee, policy service charge, and an average Fund Fee of 1.00%.
**

Income Benefit Purchase Rates are subject to change. The current Income Benefit Purchase Rate may be higher or lower. The minimum Income Benefit Purchase Rate is the higher of the following three factors:

A =	NYLIAC’s current Income Benefit Purchase Rate in effect at the time of the income purchase;

B =	[0.9] multiplied by an Income Benefit Purchase Rate calculated based on the A2000 Mortality Table(no projection scale and no age setback) and 10-Year CMT Rate with a 3 day lag; or

C =	An Income Benefit Purchase Rate calculated based on the A2000 Mortality Table (no projection scale and no age setback) and one percent (1.0%).

We emphasize that the hypothetical investment rates of return shown above are illustrative only and you should not deem them to be a representation of past or future investment rates of return. Actual rates of return and Policy values may be more or less than those shown and will depend on a number of factors including the investment allocations made by a policyowner and the investment experience of the Separate Account. The death benefit and the Accumulation Value for a Policy would be different from those shown if the actual gross rates of return averaged -5%, 0% or 5% over a period of years, but also fluctuated above or below those averages for individual Policy Years. They would also be different if any partial surrenders were made. Neither NYLIAC, the Separate Account, nor the Funds represent that these hypothetical rates of return can be achieved for any one year or sustained over a period of time.

GFIB Example with Unfavorable Annual Returns:

A New York Life Income Plus Variable Annuity II is purchased on June 1, 2015 by a 60 year old with a $100,000 premium payment. The GFIB Payment amount is $7,581.79.

The GFIB Payment Commencement Date is 10 years from the Policy Date. GFIB Payment amounts shown in Policy Years 1 through 9 are provided to note that GFIB Payments are determined as of the Policy Date and will not change unless the policyowner takes certain actions that are noted in this Prospectus. GFIB Payments will begin after the end of the tenth Policy Year (in bold below).

The Annual Gross Rate of Return for the Investment Divisions is -5%.

Age	End of Policy Year	Accumulation Value at Policy Year Start	Net Annual Return*	Automatic Income Benefit Purchases	Discretionary Income Benefit Purchases	Accumulation Value at Policy Year End	Income Purchase Rate (Average)**	Income Purchased	Funded Income Benefit	Cumulative Income Benefit Purchases	Unfunded Income Benefit	GFIB Payment Amount	Death Benefit
61	1	100,000.00	-7.75%	—	—	92,247.17	9.79%	—	—	—	7,581.79	7,581.79	100,000.00
62	2	92,247.17	-7.37%	24,288.40	—	61,163.63	9.23%	2,266.98	2,266.98	24,288.40	5,314.82	7,581.79	100,000.00
63	3	61,163.63	-6.75%	20,664.24	—	36,370.53	8.72%	1,832.31	4,099.29	44,952.64	3,482.51	7,581.79	100,000.00
64	4	36,370.53	-6.90%	12,278.51	—	21,581.39	8.25%	1,030.14	5,129.43	57,231.15	2,452.36	7,581.79	100,000.00
65	5	21,581.39	-7.21%	7,275.23	—	12,751.14	7.82%	578.29	5,707.73	64,506.38	1,874.07	7,581.79	100,000.00
66	6	12,751.14	-7.71%	4,287.33	—	7,480.38	7.40%	322.45	6,030.18	68,793.72	1,551.62	7,581.79	100,000.00
67	7	7,480.38	-8.64%	2,503.63	—	4,330.37	7.02%	178.54	6,208.72	71,297.35	1,373.07	7,581.79	100,000.00
68	8	4,330.37	-10.31%	1,437.29	—	2,446.53	6.67%	97.34	6,306.06	72,734.64	1,275.73	7,581.79	100,000.00
69	9	2,446.53	-13.42%	799.40	—	1,318.71	6.34%	51.49	6,357.55	73,534.04	1,224.25	7,581.79	100,000.00
70	10	1,318.71	-19.33%	1,063.83	—	—	5.90%	63.38	6,420.93	74,597.87	1,160.86	7,581.79	100,000.00

New York Life will make up the difference in the Funded Income Benefit to guarantee the GFIB Payments of $7,581.79 per year starting on the GFIB Payment Commencement Date.

The designated Payee will receive GFIB Payments of $7,581.79 per year starting on the GFIB Payment Commencement Date. The payments will continue for the life of the Annuitant(s).

If the Annuitant(s) dies before the total amount of GFIB Payments equal or exceed the minimum death benefit of the Policy after GFIB Payments have commenced, a death benefit as described in the Policy will be paid.

If the Annuitant(s) dies after the total amount of GFIB Payments equal or exceed the minimum death benefit of the Policy after GFIB Payments have commenced, no death benefit will be payable.

*	The Net Annual Return is the Annual Gross Rate of Return less the M&E Charge, GFIB Fee, policy service charge, and an average Fund Fee of 1.00%.
**

Income Benefit Purchase Rates are subject to change. The current Income Benefit Purchase Rate may be higher or lower. The minimum Income Benefit Purchase Rate is the higher of the following three factors:

A =	NYLIAC’s current Income Benefit Purchase Rate in effect at the time of the income purchase;

B =	[0.9] multiplied by an Income Benefit Purchase Rate calculated based on the A2000 Mortality Table(no projection scale and no age setback) and 10-Year CMT Rate with a 3 day lag; or

C =	An Income Benefit Purchase Rate calculated based on the A2000 Mortality Table (no projection scale and no age setback) and one percent (1.0%).

We emphasize that the hypothetical investment rates of return shown above are illustrative only and you should not deem them to be a representation of past or future investment rates of return. Actual rates of return and Policy values may be more or less than those shown and will depend on a number of factors including the investment allocations made by a policyowner and the investment experience of the Separate Account. The death benefit and the Accumulation Value for a Policy would be different from those shown if the actual gross rates of return averaged -5%, 0% or 5% over a period of years, but also fluctuated above or below those averages for individual Policy Years. They would also be different if any partial surrenders were made. Neither NYLIAC, the Separate Account, nor the Funds represent that these hypothetical rates of return can be achieved for any one year or sustained over a period of time.

GFIB Example with a Partial Withdrawal:

A New York Life Income Plus Variable Annuity II is purchased on June 1, 2015 by a 60 year old with a $100,000 premium payment. The GFIB Payment amount is $7,581.79.

The GFIB Payment Commencement Date is 10 years from the Policy Date. GFIB Payment amounts shown in Policy Years 1 through 9 are provided to note that GFIB Payments are determined as of the Policy Date and will not change unless the policyowner takes certain actions that are noted in this Prospectus. GFIB Payments will begin after the end of the tenth Policy Year (in bold below).

The Annual Gross Rate of Return for the Investment Divisions is 5%.

The client takes a $20,000 Partial Withdrawal in Policy Year 6.

Age	End of Policy Year	Accumulation Value at Policy Year Start	Net Annual Return*	Automatic Income Benefit Purchases	Partial Withdrawal	Accumulation Value at Policy Year End	Income Purchase Rate (Average)**	Income Purchased	Funded Income Benefit	Cumulative Income Benefit Purchases	Unfunded Income Benefit	GFIB Payment Amount	Death Benefit
61	1	100,000.00	2.11%	—	—	102,111.09	9.79%	—	—	—	7,581.79	7,581.79	102,111.09
62	2	102,111.09	1.49%	—	—	103,627.49	9.23%	—	—	—	7,581.79	7,581.79	103,627.49
63	3	103,627.49	1.50%	—	—	105,181.92	8.72%	—	—	—	7,581.79	7,581.79	105,181.92
64	4	105,181.92	1.51%	—	—	106,775.41	8.25%	—	—	—	7,581.79	7,581.79	106,775.41
65	5	106,775.41	1.19%	21,723.65	—	86,327.28	7.82%	1,731.74	1,731.74	21,723.65	5,850.05	7,581.79	108,050.93
66	6	86,327.28	0.31%	16,790.20	20,000.00	49,807.69	7.40%	1,268.56	3,000.30	38,513.85	4,581.49	6,195.07	88,321.53
67	7	49,807.69	1.16%	12,076.26	—	38,310.22	7.02%	864.15	3,864.46	50,590.11	3,717.34	6,195.07	88,900.33
68	8	38,310.22	1.20%	8,790.76	—	29,979.76	6.67%	597.48	4,461.94	59,380.88	3,119.86	6,195.07	89,360.63
69	9	29,979.76	1.23%	6,682.33	—	23,666.24	6.34%	431.93	4,893.87	66,063.20	2,687.93	6,195.07	89,729.44
70	10	23,666.24	0.93%	21,861.74	—	2,025.32	5.90%	1,301.20	6,195.07	87,924.95	1,386.73	6,195.07	89,950.26

The Partial Withdrawal lowers the GFIB Payments to $6,195.07.

The designated Payee will receive GFIB Payments of $6,195.07 per year starting on the GFIB Payment Commencement Date. The payments will continue for the life of the Annuitant(s).

If the Annuitant(s) dies before the total amount of GFIB Payments equal or exceed the minimum death benefit of the Policy after GFIB Payments have commenced, a death benefit as described in the Policy will be paid.

If the Annuitant(s) dies after the total amount of GFIB Payments equal or exceed the minimum death benefit of the Policy after GFIB Payments have commenced, no death benefit will be payable.

*	The Net Annual Return is the Annual Gross Rate of Return less the M&E Charge, GFIB Fee, policy service charge, and an average Fund Fee of 1.00%.
**

Income Benefit Purchase Rates are subject to change. The current Income Benefit Purchase Rate may be higher or lower. The minimum Income Benefit Purchase Rate is the higher of the following three factors:

A =	NYLIAC’s current Income Benefit Purchase Rate in effect at the time of purchase;

B =	[0.9] multiplied by an Income Benefit Purchase Rate calculated based on the A2000 Mortality Table(no projection scale and no age setback) and 10-Year CMT Rate with a 3 day lag; or

C =	An Income Benefit Purchase Rate calculated based on the A2000 Mortality Table (no projection scale and no age setback) and one percent (1.0%).

We emphasize that the hypothetical investment rates of return shown above are illustrative only and you should not deem them to be a representation of past or future investment rates of return. Actual rates of return and Policy values may be more or less than those shown and will depend on a number of factors including the investment allocations made by a policyowner and the investment experience of the Separate Account. The death benefit and the Accumulation Value for a Policy would be different from those shown if the actual gross rates of return averaged -5%, 0% or 5% over a period of years, but also fluctuated above or below those averages for individual Policy Years. They would also be different if any partial surrenders were made. Neither NYLIAC, the Separate Account, nor the Funds represent that these hypothetical rates of return can be achieved for any one year or sustained over a period of time.

GFIB Example with a Full Surrender:

A New York Life Income Plus Variable Annuity II is purchased on June 1, 2015 by a 60 year old with a $100,000 premium payment. The GFIB Payment amount is $7,581.79.

The GFIB Payment Commencement Date is 10 years from the Policy Date. GFIB Payment amounts shown in Policy Years 1 through 8 are provided to note that GFIB Payments are determined as of the Policy Date and will not change unless the policyowner takes certain actions that are noted in this Prospectus. GFIB Payments will begin after the end of the tenth Policy Year.

The Annual Gross Rate of Return for the Investment Divisions is 5%.

The client fully surrenders the Policy at the beginning of Policy Year 8 when surrender charges have expired.

Age	End of Policy Year	Accumulation Value at Policy Year Start	Net Annual Return*	Automatic Income Benefit Purchases	Accumulation Value at Policy Year End	Income Purchase Rate (Average)**	Income Purchased	Funded Income Benefit	Cumulative Income Benefit Purchases	Unfunded Income Benefit	GFIB Payment Amount	Death Benefit
61	1	100,000.00	2.11%	—	102,111.09	9.79%	—	—	—	7,581.79	7,581.79	102,111.09
62	2	102,111.09	1.49%	—	103,627.49	9.23%	—	—	—	7,581.79	7,581.79	103,627.49
63	3	103,627.49	1.50%	—	105,181.92	8.72%	—	—	—	7,581.79	7,581.79	105,181.92
64	4	105,181.92	1.51%	—	106,775.41	8.25%	—	—	—	7,581.79	7,581.79	106,775.41
65	5	106,775.41	1.19%	21,723.65	86,327.28	7.82%	1,731.74	1,731.74	21,723.65	5,850.05	7,581.79	108,050.93
66	6	86,327.28	1.13%	22,154.70	65,144.32	7.40%	1,671.57	3,403.31	43,878.35	4,178.48	7,581.79	109,022.67
67	7	65,144.32	1.18%	15,735.19	50,176.73	7.02%	1,125.97	4,529.29	59,613.53	3,052.51	7,581.79	109,790.26
68	8	50,176.73						4,529.29	59,613.53		4,529.29	59,613.53

The Accumulation Value of the policy at surrender is $50,176.73

The full surrender lowers the GFIB Payments to $4,529.29.

The designated Payee will receive GFIB Payments of $4,529.29 per year starting on the GFIB Payment

Commencement Date. The payments will continue for the life of the Annuitant(s).

If the Annuitant(s) dies before the total amount of GFIB Payments equal or exceed the minimum death benefit of the Policy after GFIB Payments have commenced, a death benefit as described in the Policy will be paid.

If the Annuitant(s) dies after the total amount of GFIB Payments equal or exceed the minimum death benefit of the Policy after GFIB Payments have commenced, no death benefit will be payable.

*	The Net Annual Return is the Annual Gross Rate of Return less the M&E Charge, GFIB Fee, policy service charge, and an average Fund Fee of 1.00%.
**

Income Benefit Purchase Rates are subject to change. The current Income Benefit Purchase Rate may be higher or lower. The minimum Income Benefit Purchase Rate is the higher of the following three factors:

A =	NYLIAC’s current Income Benefit Purchase Rate in effect at the time of the income purchase;

B =	[0.9] multiplied by an Income Benefit Purchase Rate calculated based on the A2000 Mortality Table (no projection scale and no age setback) and 10-Year CMT Rate with a 3 day lag; or

C =	An Income Benefit Purchase Rate calculated based on the A2000 Mortality Table (no projection scale and no age setback) and one percent (1.0%).

We emphasize that the hypothetical investment rates of return shown above are illustrative only and you should not deem them to be a representation of past or future investment rates of return. Actual rates of return and Policy values may be more or less than those shown and will depend on a number of factors including the investment allocations made by a policyowner and the investment experience of the Separate Account. The death benefit and the Accumulation Value for a Policy would be different from those shown if the actual gross rates of return averaged -5%, 0% or 5% over a period of years, but also fluctuated above or below those averages for individual Policy Years. They would also be different if any partial surrenders were made. Neither NYLIAC, the Separate Account, nor the Funds represent that these hypothetical rates of return can be achieved for any one year or sustained over a period of time.

GFIB Example with an Income Acceleration of the GFIB Payment Commencement Date:

A New York Life Income Plus Variable Annuity II is purchased on June 1, 2015 by a 60 year old with a $100,000 premium payment. The GFIB Payment amount is $7,581.79.

The GFIB Payment Commencement Date is 10 years from the Policy Date. GFIB Payment amounts shown in Policy Years 1 through 7 are provided to note that GFIB Payments are determined as of the Policy Date and will not change unless the policyowner takes certain actions that are noted in this Prospectus. GFIB Payments will begin after the end of the tenth Policy Year.

The Annual Gross Rate of Return for the Investment Divisions is 5%.

The client accelerates their GFIB Payments at the beginning of Policy Year 3 to begin at the end of Policy Year 7.

Age	End of Policy Year	Accumulation Value at Policy Year Start	Net Annual Return*	Automatic Income Benefit Purchases	Accumulation Value at Policy Year End	Income Purchase Rate (Average)**	Income Purchased	Funded Income Benefit	Cumulative Income Benefit Purchases	Unfunded Income Benefit	GFIB Payment Amount	Death Benefit
61	1	100,000.00	2.11%	—	102,111.09	9.79%	—	—	—	7,581.79	7,581.79	102,111.09
62	2	102,111.09	1.49%	—	103,627.49	9.23%	—	—	—	7,581.79	7,581.79	103,627.49
63	3	103,627.49	1.50%	—	105,181.92	6.97%	—	—	—	5,803.64	5,803.64	105,181.92
64	4	105,181.92	1.51%	—	106,775.41	6.62%	—	—	—	5,803.64	5,803.64	106,775.41
65	5	106,775.41	1.54%	—	108,416.38	6.31%	—	—	—	5,803.64	5,803.64	108,416.38
66	6	108,416.38	1.44%	8,840.80	101,138.54	6.01%	535.18	535.18	8,840.80	5,268.46	5,803.64	109,979.34
67	7	101,138.54	0.88%	93,115.15	8,917.16	5.62%	5,268.46	5,803.64	101,955.95	—	5,803.64	110,873.10

The acceleration of the GFIB Payment Commencement Date lowers the GFIB Payments to $5,803.64.

The designated Payee will receive GFIB Payments of $5,803.64 per year starting on the GFIB Payment Commencement Date (which is now the end of Policy Year 7). The payments will continue for the life of the Annuitant(s).

If the Annuitant(s) dies before the total amount of GFIB Payments equal or exceed the minimum death benefit of the Policy after GFIB Payments have commenced, a death benefit as described in the Policy will be paid.

If the Annuitant(s) dies after the total amount of GFIB Payments equal or exceed the minimum death benefit of the Policy after GFIB Payments have commenced, no death benefit will be payable.

*	The Net Annual Return is the Annual Gross Rate of Return less the M&E Charge, GFIB Fee, policy service charge, and an average Fund Fee of 1.00%.
**

Income Benefit Purchase Rates are subject to change. The current Income Benefit Purchase Rate may be higher or lower. The minimum Income Benefit Purchase Rate is the higher of the following three factors:

A =	NYLIAC’s current Income Benefit Purchase Rate in effect at the time of the income purchase;

B =	[0.9] multiplied by an Income Benefit Purchase Rate calculated based on the A2000 Mortality Table (no projection scale and no age setback) and 10-Year CMT Rate with a 3 day lag; or

C =	An Income Benefit Purchase Rate calculated based on the A2000 Mortality Table (no projection scale and no age setback) and one percent (1.0%).

We emphasize that the hypothetical investment rates of return shown above are illustrative only and you should not deem them to be a representation of past or future investment rates of return. Actual rates of return and Policy values may be more or less than those shown and will depend on a number of factors including the investment allocations made by a policyowner and the investment experience of the Separate Account. The death benefit and the Accumulation Value for a Policy would be different from those shown if the actual gross rates of return averaged -5%, 0% or 5% over a period of years, but also fluctuated above or below those averages for individual Policy Years. They would also be different if any partial surrenders were made. Neither NYLIAC, the Separate Account, nor the Funds represent that these hypothetical rates of return can be achieved for any one year or sustained over a period of time.

GFIB Example with a Deferral of the GFIB Payment Commencement Date:

A New York Life Income Plus Variable Annuity II is purchased on June 1, 2015 by a 60 year old with a $100,000 premium payment. The GFIB Payment amount is $7,581.79.

The GFIB Payment Commencement Date is 10 years from the Policy Date. GFIB Payment amounts shown in Policy Years 1 through 13 are provided to note that GFIB Payments are determined as of the Policy Date and will not change unless the policyowner takes certain actions that are noted in this Prospectus. GFIB Payments will begin after the end of the tenth Policy Year.

The Annual Gross Rate of Return for the Investment Divisions is 5%.

The client defers their payments at the beginning of Policy Year 3 to begin at the end of Policy Year 13.

Age	End of Policy Year	Accumulation Value at Policy Year Start	Net Annual Return*	Automatic Income Benefit Purchases	Accumulation Value at Policy Year End	Income Purchase Rate (Average)**	Income Purchased	Funded Income Benefit	Cumulative Income Benefit Purchases	Unfunded Income Benefit	GFIB Payment Amount	Death Benefit
61	1	100,000.00	2.11%	—	102,111.09	9.79%	—	—	—	7,581.79	7,581.79	102,111.09
62	2	102,111.09	1.49%	—	103,627.49	9.23%	—	—	—	7,581.79	7,581.79	103,627.49
63	3	103,627.49	1.50%	—	105,181.92	11.34%	—	—	—	9,166.52	9,166.52	105,181.92
64	4	105,181.92	1.51%	—	106,775.41	10.62%	—	—	—	9,166.52	9,166.52	106,775.41
65	5	106,775.41	1.54%	—	108,416.38	9.99%	—	—	—	9,166.52	9,166.52	108,416.38
66	6	108,416.38	1.35%	15,428.03	94,448.42	9.41%	1,468.64	1,468.64	15,428.03	7,697.88	9,166.52	109,876.45
67	7	94,448.42	1.09%	25,943.07	69,537.25	8.88%	2,349.60	3,818.24	41,371.11	5,348.28	9,166.52	110,908.36
68	8	69,537.25	1.12%	18,202.15	52,112.03	8.39%	1,558.47	5,376.71	59,573.26	3,789.81	9,166.52	111,685.29
69	9	52,112.03	1.10%	14,421.41	38,261.62	7.92%	1,164.12	6,540.83	73,994.67	2,625.69	9,166.52	112,256.29
70	10	38,261.62	1.08%	10,113.96	28,562.41	7.49%	772.19	7,313.01	84,108.63	1,853.51	9,166.52	112,671.04
71	11	28,562.41	1.05%	7,298.60	21,564.12	7.09%	527.79	7,840.80	91,407.23	1,325.72	9,166.52	112,971.35
72	12	21,564.12	0.99%	5,439.94	16,336.68	6.73%	373.03	8,213.83	96,847.18	952.69	9,166.52	113,183.85
73	13	16,336.68	0.61%	15,165.00	1,271.98	6.23%	952.69	9,166.52	112,012.17	—	9,166.52	113,284.16

The deferral of the GFIB Payment Commencement Date increases the GFIB Payments to $9,166.52.

The designated Payee will receive GFIB Payments of $9,166.52 per year starting on the GFIB Payment Commencement Date (which is now the end of Policy Year 13). The payments will continue for the life of the Annuitant(s).

If the Annuitant(s) dies before the total amount of GFIB Payments equal or exceed the minimum death benefit of the Policy after GFIB Payments have commenced, a death benefit as described in the Policy will be paid.

If the Annuitant dies after the total amount of GFIB Payments equal or exceed the minimum death benefit of the Policy after GFIB Payments have commenced, no death benefit will be payable.

*	The Net Annual Return is the Annual Gross Rate of Return less the M&E Charge, GFIB Fee, policy service charge, and an average Fund Fee of 1.00%.
**

Income Benefit Purchase Rates are subject to change. The current Income Benefit Purchase Rate may be higher or lower. The minimum Income Benefit Purchase Rate is the higher of the following three factors:

A =	NYLIAC’s current Income Benefit Purchase Rate in effect at the time of the income purchase;

B =	[0.9] multiplied by an Income Benefit Purchase Rate calculated based on the A2000 Mortality Table (no projection scale and no age setback) and 10-Year CMT Rate with a 3 day lag; or

C =	An Income Benefit Purchase Rate calculated based on the A2000 Mortality Table (no projection scale and no age setback) and one percent (1.0%).

We emphasize that the hypothetical investment rates of return shown above are illustrative only and you should not deem them to be a representation of past or future investment rates of return. Actual rates of return and Policy values may be more or less than those shown and will depend on a number of factors including the investment allocations made by a policyowner and the investment experience of the Separate Account. The death benefit and the Accumulation Value for a Policy would be different from those shown if the actual gross rates of return averaged -5%, 0% or 5% over a period of years, but also fluctuated above or below those averages for individual Policy Years. They would also be different if any partial surrenders were made. Neither NYLIAC, the Separate Account, nor the Funds represent that these hypothetical rates of return can be achieved for any one year or sustained over a period of time.

GFIB Example with a Partial Annuitization:

A New York Life Income Plus Variable Annuity II is purchased on June 1, 2015 by a 60 year old with a $100,000 premium payment. The GFIB Payment amount is $7,581.79.

The GFIB Payment Commencement Date is 10 years from the Policy Date. GFIB Payment amounts shown in Policy Years 1 through 9 are provided to note that GFIB Payments are determined as of the Policy Date and will not change unless the policyowner takes certain actions that are noted in this Prospectus. GFIB Payments will begin after the end of the tenth Policy Year (in bold below).

The Annual Gross Rate of Return for the Investment Divisions is 5%.

The client partially annuitizes $20,000 of the Policy’s Accumulation Value in Policy Year 6.

Age	End of Policy Year	Accumulation Value at Policy Year Start	Net Annual Return*	Automatic Income Benefit Purchases	Partial Annuitization	Accumulation Value at Policy Year End	Income Purchase Rate (average) **	Income Purchased	Funded Income Benefit	Cumulative Income Benefit Purchases	Unfunded Income Benefit	GFIB Payment Amount	Death Benefit
61	1	100,000.00	2.11%	—	—	102,111.09	9.79%	—	—	—	7,581.79	7,581.79	102,111.09
62	2	102,111.09	1.49%	—	—	103,627.49	9.23%	—	—	—	7,581.79	7,581.79	103,627.49
63	3	103,627.49	1.50%	—	—	105,181.92	8.72%	—	—	—	7,581.79	7,581.79	105,181.92
64	4	105,181.92	1.51%	—	—	106,775.41	8.25%	—	—	—	7,581.79	7,581.79	106,775.41
65	5	106,775.41	1.19%	21,723.65	—	86,327.28	7.82%	1,731.74	1,731.74	21,723.65	5,850.05	7,581.79	108,050.93
66	6	86,327.28	0.83%	16,708.65	20,000.00	50,338.54	7.40%	1,262.36	2,994.10	38,432.30	3,228.81	6,222.92	88,770.84
67	7	50,338.54	1.16%	12,202.91	—	38,720.96	7.02%	873.22	3,867.32	50,635.21	2,355.60	6,222.92	89,356.17
68	8	38,720.96	1.20%	8,882.92	—	30,303.64	6.67%	603.74	4,471.06	59,518.13	1,751.85	6,222.92	89,821.77
69	9	30,303.64	1.23%	6,752.40	—	23,924.41	6.34%	436.46	4,907.52	66,270.53	1,315.39	6,222.92	90,194.94
70	10	23,924.41	0.93%	22,100.24	—	2,047.74	5.90%	1,315.39	6,222.92	88,370.77	—	6,222.92	90,418.52

The partial annuitization results in Variable Account Annuity Income Payments of $1,156.64 annually starting on the Variable Account Annuity Commencement Date (which is typically longer than the GFIB Payment Commencement Date).

The partial annuitization lowers the GFIB Payments to $6,222.92.

The designated Payee will receive GFIB Payments of $6,222.92 per year starting on the GFIB Payment

Commencement Date. The payments will continue for the life of the Annuitant(s).

If the Annuitant(s) dies before the total amount of GFIB Payments equal or exceed the minimum death benefit of the Policy after GFIB Payments have commenced, a death benefit as described in the Policy will be paid.

If the Annuitant(s) dies after the total amount of GFIB Payments equal or exceed the minimum death benefit of the Policy after GFIB Payments have commenced, no death benefit will be payable.

*	The Net Annual Return is the Annual Gross Rate of Return less the M&E Charge, GFIB Fee, policy service charge, and an average Fund Fee of 1.00%.
**

Income Benefit Purchase Rates are subject to change. The current Income Benefit Purchase Rate may be higher or lower. The minimum Income Benefit Purchase Rate is the higher of the following three factors:

A =	NYLIAC’s current Income Benefit Purchase Rate in effect at the time of the income purchase;

B =	[0.9] multiplied by an Income Benefit Purchase Rate calculated based on the A2000 Mortality Table (no projection scale and no age setback) and 10-Year CMT Rate with a 3 day lag; or

C =	An Income Benefit Purchase Rate calculated based on the A2000 Mortality Table (no projection scale and no age setback) and one percent (1.0%).

We emphasize that the hypothetical investment rates of return shown above are illustrative only and you should not deem them to be a representation of past or future investment rates of return. Actual rates of return and Policy values may be more or less than those shown and will depend on a number of factors including the investment allocations made by a policyowner and the investment experience of the Separate Account. The death benefit and the Accumulation Value for a Policy would be different from those shown if the actual gross rates of return averaged -5%, 0% or 5% over a period of years, but also fluctuated above or below those averages for individual Policy Years. They would also be different if any partial surrenders were made. Neither NYLIAC, the Separate Account, nor the Funds represent that these hypothetical rates of return can be achieved for any one year or sustained over a period of time.

GFIB Example with a Full Annuitization:

A New York Life Income Plus Variable Annuity II is purchased on June 1, 2015 by a 60 year old with a $100,000 premium payment. The GFIB Payment is $7,581.79.

The GFIB Payment Commencement Date is 10 years from the Policy Date. GFIB Payment amounts shown in Policy Years 1 through 8 are provided to note that GFIB Payments are determined as of the Policy Date and will not change unless the policyowner takes certain actions that are noted in this Prospectus. GFIB Payments will begin after the end of the tenth Policy Year.

The Annual Gross Rate of Return for the Investment Divisions is 5%.

The client fully annuitizes the Policy’s Accumulation Value at the beginning of Policy Year 8.

Age	End of Policy Year	Accumulation Value at Policy Year Start	Net Annual Return*	Automatic Income Benefit Purchases	Accumulation Value at Policy Year End	Income Purchase Rate (Average)**	Income Purchased	Funded Income Benefit	Cumulative Income Benefit Purchases	Unfunded Income Benefit	GFIB Payment Amount	Death Benefit
61	1	100,000.00	2.11%	—	102,111.09	9.79%	—	—	—	7,581.79	7,581.79	102,111.09
62	2	102,111.09	1.49%	—	103,627.49	9.23%	—	—	—	7,581.79	7,581.79	103,627.49
63	3	103,627.49	1.50%	—	105,181.92	8.72%	—	—	—	7,581.79	7,581.79	105,181.92
64	4	105,181.92	1.51%	—	106,775.41	8.25%	—	—	—	7,581.79	7,581.79	106,775.41
65	5	106,775.41	1.19%	21,723.65	86,327.28	7.82%	1,731.74	1,731.74	21,723.65	5,850.05	7,581.79	108,050.93
66	6	86,327.28	1.13%	22,154.70	65,144.32	7.40%	1,671.57	3,403.31	43,878.35	4,178.48	7,581.79	109,022.67
67	7	65,144.32	1.18%	15,735.19	50,176.73	7.02%	1,125.97	4,529.29	59,613.53	3,052.51	7,581.79	109,790.26
68	8	50,176.73						4,529.29	59,613.53		4,529.29	59,613.53

The full annuitization of $50,176.73 at the beginning of Policy Year 8 results in Variable Account Annuity Income Payments of $2,996.54 annually starting on the Variable Account Annuity Commencement Date (which is typically longer than the GFIB Payment Commencement Date).

The full annuitization lowers the GFIB Payment to $4,529.29.

The designated Payee will receive GFIB Payments of $4,529.29 per year starting on the GFIB Payment Commencement Date. The payments will continue for the life of the Annuitant(s).

If the Annuitant(s) dies before the total amount of GFIB Payments equal or exceed the minimum death benefit of the Policy after GFIB Payments have commenced, a death benefit as described in the Policy will be paid.

If the Annuitant(s) dies after the total amount of GFIB Payments equal or exceed the minimum death benefit of the Policy after GFIB Payments have commenced, no death benefit will be payable.

*	The Net Annual Return is the Annual Gross Rate of Return less the M&E Charge, GFIB Fee, policy service charge, and an average Fund Fee of 1.00%.
**

Income Benefit Purchase Rates are subject to change. The current Income Benefit Purchase Rate may be higher or lower. The minimum Income Benefit Purchase Rate is the higher of the following three factors:

A =	NYLIAC’s current Income Benefit Purchase Rate in effect at the time of the income purchase;

B =	[0.9] multiplied by an Income Benefit Purchase Rate calculated based on the A2000 Mortality Table (no projection scale and no age setback) and 10-Year CMT Rate with a 3 day lag; or

C =	An Income Benefit Purchase Rate calculated based on the A2000 Mortality Table (no projection scale and no age setback) and one percent (1.0%).

We emphasize that the hypothetical investment rates of return shown above are illustrative only and you should not deem them to be a representation of past or future investment rates of return. Actual rates of return and Policy values may be more or less than those shown and will depend on a number of factors including the investment allocations made by a policyowner and the investment experience of the Separate Account. The death benefit and the Accumulation Value for a Policy would be different from those shown if the actual gross rates of return averaged -5%, 0% or 5% over a period of years, but also fluctuated above or below those averages for individual Policy Years. They would also be different if any partial surrenders were made. Neither NYLIAC, the Separate Account, nor the Funds represent that these hypothetical rates of return can be achieved for any one year or sustained over a period of time.

APPENDIX B —INVESTMENT DIVISION RESTRICTIONS AND ASSET ALLOCATION MODELS

Asset Allocation Categories:

Category A:
Minimum Allocation	30%
Maximum Allocation	100%

Category A Funds

MainStay VP Bond

MainStay VP Floating Rate

MainStay VP Indexed Bond

MainStay VP MacKay Government

MainStay VP MacKay High Yield Corporate Bond

MainStay VP MacKay Unconstrained Bond

MainStay VP PIMCO Real Return

MainStay VP U.S. Government Money Market

BlackRock® High Yield V.I. Fund

Columbia Variable Portfolio — Emerging Markets Bond

PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)

PIMCO VIT Low Duration Portfolio

PIMCO VIT Total Return Portfolio

Category B:
Minimum Allocation	0%
Maximum Allocation	70%

Category B Funds

MainStay VP Balanced		MainStay VP Moderate Growth Allocation
MainStay VP Conservative Allocation		MainStay VP T. Rowe Price Equity Income
MainStay VP Epoch U.S. Equity Yield		American Funds IS Asset Allocation Fund
MainStay VP Fidelity Institutional AM® Utilities		American Funds IS Blue Chip Income and Growth
MainStay VP Growth Allocation		American Funds IS Growth Fund
MainStay VP Income Builder		BlackRock® Global Allocation V.I. Fund
MainStay VP IQ Hedge Multi-Strategy		ClearBridge Variable Appreciation Portfolio
MainStay VP Janus Henderson Balanced		DWS Alternative Asset Allocation VIP
MainStay VP Large Cap Growth		Fidelity® VIP ContrafundSM Portfolio
MainStay VP MacKay Common Stock		Fidelity® VIP FundsManager® 60% Portfolio
MainStay VP MacKay Convertible		Fidelity® VIP Growth Opportunities Portfolio
MainStay VP MacKay Growth		MFS® Investors Trust Series
MainStay VP MacKay S&P 500 Index		MFS® Research Series
MainStay VP Moderate Allocation		Victory VIF Diversified Stock Fund

Category C:

Minimum Allocation	0%
Maximum Allocation	10%

Category C Funds

MainStay VP Cushing Renaissance Advantage

MainStay VP Eagle Small Cap Growth

MainStay VP Emerging Markets Equity

MainStay VP MacKay International Equity

MainStay VP MacKay Mid Cap Core

MainStay VP MacKay Small Cap Core

MainStay VP Mellon Natural Resources

American Funds IS Global Small Capitalization Fund

American Funds IS New World Fund®

Columbia Variable Portfolio — Commodity Strategy

Columbia Variable Portfolio — Small Cap Value

Delaware VIP® Small Cap Value Series

Dreyfus IP Technology Growth Portfolio

Fidelity® VIP Emerging Markets Portfolio

Fidelity® VIP Equity-Income PortfolioSM

Fidelity® VIP Health Care Portfolio

Fidelity® VIP International Index Portfolio

Fidelity® VIP Mid Cap Portfolio

Invesco V.I. American Value Fund

Invesco V.I. International Growth Fund

Janus Henderson Enterprise Portfolio

Janus Henderson Global Research Portfolio

MFS® International Value Portfolio

Morgan Stanley VIF U.S. Real Estate Portfolio

Neuberger Berman AMT Mid Cap Growth Portfolio

B-1

Currently Available Asset Allocation Models

Moderately Aggressive	Moderate

10%  MainStay VP MacKay S&P 500 Index

10%  DWS Alternative Asset Allocation VIP

  7%  PIMCO VIT Total Return Portfolio

  7%  MainStay VP MacKay High Yield Corporate Bond

  7%  American Funds IS Blue Chip Income and Growth Fund

  7%  MainStay VP MacKay Mid Cap Core

  6%  MainStay VP Bond

  6%  MFS® Investors Trust Series

  5%  MainStay VP PIMCO Real Return

  5%  Columbia Variable Portfolio — Emerging Markets Bond

  5%  MFS® Research Series

  5%  Fidelity® VIP Equity-Income PortfolioSM

  5%  ClearBridge Variable Appreciation Portfolio

  5%  MainStay VP MacKay International Equity

  5%  American Funds IS New World Fund®

  5%  MFS® International Value Portfolio

10%  MainStay VP MacKay S&P 500 Index

10%  DWS Alternative Asset Allocation VIP

  8%  MainStay VP Bond

  7%  PIMCO VIT Total Return Portfolio

  7%  MainStay VP Indexed Bond

  7%  MainStay VP MacKay High Yield Corporate Bond

  6%  MainStay VP MacKay Government

  5%  MainStay VP PIMCO Real Return

  5%  Columbia Variable Portfolio — Emerging Markets Bond

  5%  MFS® Investors Trust Series

  5%  MFS® Research Series

  5%  Fidelity® VIP Equity-Income PortfolioSM

  5%  American Funds IS Blue Chip Income and Growth Fund

  5%  MainStay VP MacKay Mid Cap Core

  5%  American Funds IS New World Fund®

  5%  MFS® International Value Portfolio

Moderately Conservative	Conservative

10%  MainStay VP Bond

10%  PIMCO VIT Total Return Portfolio

10%  DWS Alternative Asset Allocation VIP

  9%  MainStay VP Indexed Bond

  8%  MainStay VP MacKay Government

  7%  MainStay VP MacKay High Yield Corporate Bond

  6%  MainStay VP PIMCO Real Return

  5%  PIMCO VIT International Bond Port (U.S. Dollar-Hedged)

  5%  Columbia Variable Portfolio — Emerging Markets Bond

  5%  MainStay VP MacKay S&P 500 Index

  5%  MFS® Investors Trust Series

  5%  MFS® Research Series

  5%  Fidelity® VIP Equity-Income PortfolioSM

  5%  American Funds IS Blue Chip Income and Growth Fund

  5%  MainStay VP MacKay Mid Cap Core

14%  PIMCO VIT International Bond Port (U.S. Dollar- Hedged)

12%  MainStay VP Bond

11%  PIMCO VIT Total Return Portfolio

10%  MainStay VP MacKay Government

10%  MainStay VP Indexed Bond

10%  DWS Alternative Asset Allocation VIP

  7%  MainStay VP PIMCO Real Return

  7%  MainStay VP MacKay High Yield Corporate Bond

  5%  Columbia Variable Portfolio — Emerging Markets Bond

  4%  BlackRock® High Yield V.I. Fund

  4%  American Funds IS Blue Chip Income and Growth Fund

  3%  MFS® Research Series

  3%  MainStay VP MacKay Mid Cap Core

B-2

APPENDIX C – STATE VARIATIONS

State	Features/Benefits	State Variation

Florida	See “THE POLICIES – Your Right to Cancel (“Free Look”)”	You may cancel the policy within 21 days from the date you received it and receive (i) any policy charge, (ii) and premium payment(s), less any withdrawals.

North Dakota	See “THE POLICIES – Your Right to Cancel (“Free Look”)”	You may cancel the policy within 20 days from the date you received it and receive (i) any policy charge, (ii) and premium payment(s), less any withdrawals.

C-1

Statement of Additional Information

May 1, 2019

for

New York Life Income Plus Variable Annuity II

From

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a Delaware Corporation)

51 Madison Avenue, Room 251

New York, New York 10010

Investing in

NYLIAC Variable Annuity Separate Account-III

This Statement of Additional Information (“SAI”) is not a prospectus. This SAI contains information that expands upon subjects discussed in the current New York Life Income Plus Variable Annuity II Prospectus. You should read the SAI in conjunction with the current New York Life Income Plus Variable Annuity II Prospectus dated May 1, 2019. You may obtain a copy of the Prospectus by calling NYLIAC at (800) 598-2019 or writing to NYLIAC Variable Products Service Center, Madison Square Station, P.O. Box 922, New York, NY 10159. Terms used but not defined in this SAI have the same meaning as in the current New York Life Income Plus Variable Annuity II Prospectus.

THE POLICIES

The following provides additional information about the policies and supplements the description in the Prospectus.

Valuation of Accumulation Units

Accumulation Units are valued separately for each Investment Division of the Separate Account. The method used for valuing Accumulation Units in each Investment Division is the same. We arbitrarily set the value of each Accumulation Unit as of the date operations began for the Investment Division. Thereafter, the value of an Accumulation Unit of an Investment Division for any Business Day equals the value of an Accumulation Unit in that Investment Division as of the immediately preceding Business Day multiplied by the “Net Investment Factor” for that Investment Division for the current Business Day.

We determine the Net Investment Factor for the M&E Charge for each Investment Division for any period from the close of the preceding Business Day to the close of the current Business Day (the “Valuation Period”) by the following formula:

(a/b) – c

Where:  a   =   the result of:

(1) the net asset value per share of the Eligible Portfolio shares held in the Investment Division determined at the end of the current Valuation Period, plus

(2) the per share amount of any dividend or capital gain distribution made by the Eligible Portfolio for shares held in the Investment Division if the “ex-dividend” date occurs during the current Valuation Period;

b	= the net asset value per share of the Eligible Portfolio shares held in the Investment Division determined as of the end of the immediately preceding Valuation Period; and

c	= the daily Mortality and Expense Risk and Administrative Costs charge, which is 1/365th* of the annual Mortality and Expense Risk and Administrative Costs Charge shown on the Policy Data Page.

*	In a leap year, this calculation is based on 366 days.

The Net Investment Factor may be greater or less than one. Therefore, the value of an Accumulation Unit in an Investment Division may increase or decrease from Valuation Period to Valuation Period.

Automatic Income Benefit Purchase Formula

A pre-defined and non-discretionary Automatic Income Benefit Purchase Formula will be used to deduct a portion of the Variable Accumulation Value as an Automatic Income Benefit Purchase. Automatic Income Benefit Purchases are used to fund the GFIB Payments. Each Automatic Income Benefit Purchase reduces the Unfunded Income Benefit and concurrently increases the Funded Income Benefit. The Automatic Income Benefit Purchase Formula will be used to determine if an Automatic Income Benefit Purchase is required and the amount of the required Automatic Income Benefit Purchase.

AUTOMATIC INCOME BENEFIT PURCHASE FORMULA:

Target Ratio: TRt = (UIBt ÷ PRt) ÷ Vt

Quarterly Automatic Income Benefit Purchase Calculation:

AIBPt = Minimum [C* PQV, Vt × {1 – Minimum [1, m x (1 –TRt)]}]

Final Automatic Income Benefit Purchase Calculation:

AIBPt = Minimum (UIBt ÷ PRt,Vt)

•	t = Time (current Business Day)

•	AIBP = Automatic Income Benefit Purchase

•	IBP = Income Benefit Purchase (Automatic Income Benefit Purchase or Discretionary Income Benefit Purchase)

2

•

PR = Income Benefit Purchase Rate: The amount of income purchased per dollar of Variable Accumulation Value applied to purchase the income. The income purchase rate in effect for an Automatic Income Benefit Purchase and a Discretionary Income Benefit Purchase at the time a purchase is processed.

•	FIB = Funded Income Benefit

•	UIB = Unfunded Income Benefit

•	V = Accumulation Value

•

TR = Target Ratio: The ratio of the Variable Accumulation Value required to purchase the Unfunded Income Benefit relative to the current Accumulation Value in the Policy at the time a purchase is processed.

•

C = Cap: The maximum percentage 10% of the prior quarter-end Policy’s Accumulation Value, on the first Business Day of the prior Policy quarter, that can be used to make an Automatic Income Benefit Purchase, except for the final Automatic Income Benefit Purchase. The Cap percentage is established on the Policy Date and will not change while this Policy is in effect.

•	PQV = The Policy’s Accumulation Value on the first Business Day of the prior Policy quarter.

•	m = Target Threshold [8].

The Automatic Income Benefit Purchase Formula will be applied on the second Policy quarter and every subsequent Policy quarter, except for the final Automatic Income Benefit Purchase, as described below, until the GFIB Payment Commencement Date. If this formula determines that an Automatic Income Benefit Purchase is required, the purchase will be processed on the same day that the formula is applied. With the exception of the final Automatic Income Benefit Purchase, each Automatic Income Benefit Purchase is subject to a maximum of ten percent (10%) of the Accumulation Value as of the first Business Day of the prior Policy quarter.

Final Automatic Income Benefit Purchase

A final application of the Automatic Income Benefit Purchase Formula will be made twenty (20) Business Days immediately preceding the GFIB Payment Commencement Date to determine if a final Automatic Income Benefit Purchase is necessary, and the amount of the required Automatic Income Benefit Purchase. We will provide notification to you of the upcoming final application of the Automatic Income Benefit Purchase Formula thirty (30) calendar days in advance of the final formula application date. If a purchase is required, it will be processed on the same day that the formula is applied. Following the final Automatic Income Benefit Purchase, if any, we will send you a written confirmation stating the amount of the purchase. Please examine this confirmation carefully. Within five (5) days of the GFIB Payment Commencement Date, you may cancel the final Automatic Income Benefit Purchase by returning the confirmation to Us with a request to cancel the purchase. On the day we receive your cancellation request, the Automatic Income Benefit Purchase will be reversed. The amount applied to the Variable Accumulation Value will be equal in dollar value to the amount deducted for the Automatic Income Benefit Purchase.

If a final Automatic Income Benefit Purchase is required to fully fund the GFIB Payments, and you cancel the final Automatic Income Benefit Purchase, you will receive a reduced GFIB payment amount based on the Funded Income Benefit amount determined on the GFIB Payment Commencement Date. Please read the Policy for additional details.

Discretionary Income Benefit Purchases

We will inform you of the following each time you submit a Discretionary Income Benefit Purchase request:

1.	That amounts used to purchase deferred income payments are not liquid.

2.	That payments made pursuant to the GFIB are subject to the credit risk of NYLIAC’s general account.

3.

The GFIB or Income Benefit payment amount that you receive from the Company may be higher or lower than the amount you might receive if you purchased a similar product offered by us or by another company. When making a Discretionary Income Benefit Purchase, you should consider, in consultation with your agent, payment amounts for similar products, as well as your future income needs, contract terms, the claims paying ability of the insurance company and your tax situation.

Upon completion of the Discretionary Income Benefit Purchase you will receive a confirmation statement which will inform you of the following:

3

1.	The amount of future income purchased.

2.	The lack of liquidity of amounts used to fund the GFIB.

3.	That you have the ability to consider other products (from us or another insurer) and cancel within a specific period of time.

Please note that the disclosures listed above will be included in the Discretionary Income Benefit purchase request form or the confirmation statement for each Discretionary Income Benefit Purchase as soon as reasonably practicable after the state of this SAI.

ANNUITY AND INCOME PAYMENTS

We will make equal annuity payments each month under the Life with Cash Refund payment option during the lifetime of the Annuitant. If the Annuitant dies before the Variable Account has been exhausted, the amount remaining in the Variable Account will be paid to the Beneficiary. We may require that the Payee submit proof of the Annuitant’s survivorship as a condition for future payments beyond the aggregate amount of the Variable Account.

On the Variable Account Annuity Commencement Date, We will determine the Variable Accumulation Value of your Policy and use that value to calculate the amount of each annuity payment. We determine each annuity payment by applying the Variable Accumulation Value, less any premium taxes, to the annuity factors specified in the annuity table set forth in the Policy. Those factors are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the gender (except where, as in the case of certain Qualified Policies and other employer-sponsored retirement plans, such classification is not permitted), date of application and age of the Annuitant. The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor from the table to compute the amount of each monthly annuity payment.

On the GFIB Payment Commencement Date, We will start to make GFIB Payments or Income Benefit Payments to you, or the Payee designated by you, if the Annuitant(s) is living on the GFIB Payment Commencement Date, and the Premium Payment has been made. You cannot cancel GFIB Payments or Income Benefit Payments. GFIB Payments or Income Benefit Payments, as applicable, will continue as long as the Annuitant(s) is living. The amount of the GFIB Payments is determined on and guaranteed as of the Policy Date, and is not dependent on the performance of the underlying Investment Divisions. Income Benefit Payments, which are paid in lieu of GFIB Payments when the GFIB has not been fully funded, are not guaranteed as of the Policy Date, but they are also not dependent on the performance of the Investment Divisions. GFIB Payments and Income Benefit Payments are based on, among other things, the amount of your Premium Payment, GFIB Rates at the time of application, the purchase rate in effect at the time of any Automatic or Discretionary Income Benefit Purchase, the age of the Annuitant, and overall market conditions.

GENERAL MATTERS

Non-Participating. The policies are non-participating. Dividends are not paid.

Misstatement of Age or Gender. If the Annuitant’s stated age and/or gender in the policy are incorrect, NYLIAC will change the benefits payable to those which the premium payments would have purchased for the correct age and gender. Gender is not a factor when annuity benefits are based on unisex annuity payment rate tables. (See “Income Payments—Election of Income Payment Options” in the Prospectus.) If We made payments based on incorrect age or gender, We will increase or reduce a later payment or payments to adjust for the error. Any adjustment will include interest, at 1.0% per year, from the date of the wrong payment to the date the adjustment is made.

Assignments. If permitted by the plan or by law for the plan indicated in the application for the policy, you may assign your interest in a Non-Qualified Policy or any interest in it prior to the Annuity Commencement Date and during the Owner’s lifetime. In order to effect an assignment of all or any part of your interest in a Non-Qualified Policy prior to the Annuity Commencement Date and during the Owner’s lifetime, you must send a duly executed instrument of assignment to VPSC at one of the addresses listed in Question 15 of the Prospectus. NYLIAC will not be deemed to know of an assignment unless it receives a copy of a duly executed instrument evidencing such assignment. Further, NYLIAC assumes no responsibility for the validity of any assignment. (See “Federal Tax Matters—Taxation of Annuities in General” of the Prospectus.)

Modification. NYLIAC may not modify the policy without your consent except to make the policy meet the requirements of the Investment Company Act of 1940, or to make the policy comply with any changes in the Code or as required by the Code in order to continue treatment of the policy as an annuity, or by any other applicable law.

4

Incontestability. We rely on statements made in the application or a Policy Request. They are representations, not warranties. We will not contest the policy after it has been in force during the lifetime of the Annuitant for two years from the Policy Date.

FEDERAL TAX MATTERS

Taxation of New York Life Insurance and Annuity Corporation

NYLIAC is taxed as a life insurance company. Because the Separate Account is not an entity separate from NYLIAC, and its operations form a part of NYLIAC, it will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. As a result, NYLIAC takes into account applicable tax attributes of the assets of the Separate Account on its corporate income tax return, including corporate dividends received deductions and foreign tax credits that may be produced by assets of the Separate Account. Investment income and realized net capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the Accumulation Value. As a result, such investment income and realized net capital gains are automatically retained as part of the reserves under the policy. Under existing federal income tax law, NYLIAC believes that Separate Account investment income and realized net capital gains should not be taxed to the extent that such income and gains are retained as part of the tax-deductible reserves under the policy.

Tax Status of the Policies

Section 817(h) of the Code requires that the investments of the Separate Account must be “adequately diversified” in accordance with Treasury regulations in order for the policies to qualify as annuity contracts under Section 72 of the Code. The Separate Account intends to comply with the diversification requirements prescribed by the Treasury under Treasury Regulation Section 1.817-5.

To comply with regulations under Section 817(h) of the Code, the Separate Account is required to diversify its investments, so that on the last day of each quarter of a calendar year, no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

Although the Treasury Department has issued regulations on the diversification requirements, such regulations do not provide guidance concerning the extent to which policyowners may direct their investments to particular subaccounts of a separate account, or the permitted number of such subaccounts. It is unclear whether additional guidance in this regard will be issued in the future. It is possible that if such guidance is issued, the policy may need to be modified to comply with such additional guidance. For these reasons, NYLIAC reserves the right to modify the policy as necessary to attempt to prevent the policyowner from being considered the owner of the assets of the Separate Account or otherwise to qualify the policy for favorable tax treatment.

The Code also requires that non-qualified annuity contracts contain specific provisions for distribution of the policy proceeds upon the death of any policyowner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such policies provide that (a) if any policyowner dies on or after the Annuity Commencement Date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on the policyowner’s death; and (b) if any policyowner dies before the Annuity Commencement Date, the entire interest in the policy must generally be distributed within 5 years after the policyowner’s date of death. For policies owned by a grantor trust, all of whose grantors are individuals, these distribution requirements apply at the death of any grantor. These requirements will be considered satisfied if the entire interest of the policy is used to purchase an immediate annuity under which payments will begin within one year of the policyowner’s death and will be made for the life of the Beneficiary or for a period not extending beyond the life expectancy of the Beneficiary. If the Beneficiary is the policyowner’s surviving spouse (as defined under Federal law), the Policy may be continued with the surviving spouse as the new policyowner. If the policyowner is not a natural person, these “death of Owner” rules apply when the primary Annuitant dies or is changed. Non-Qualified Policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in these policies satisfy all such Code requirements. The provisions contained in these policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

5

Withholding of federal income taxes on the taxable portion of all distributions may be required unless the recipient elects not to have any such amounts withheld and properly notifies NYLIAC of that election. Different rules may apply to United States citizens or expatriates living abroad. In addition, some states have enacted legislation requiring withholding.

Even if a recipient elects no withholding, special rules may require NYLIAC to disregard the recipient’s election if the recipient fails to supply NYLIAC with a “TIN” or taxpayer identification number (social security number for individuals) or if the Internal Revenue Service notifies NYLIAC that the TIN provided by the recipient is incorrect.

Under the Foreign Account Tax Compliance Act (“FATCA”), as reflected in Sections 1471 through 1474 of the IRC, U.S. withholding agents (such as NYLIAC) may be required to obtain certain information to establish the U.S. or non-U.S. status of its account or contract holders (e.g., a Form W-9 or W-8BEN may be required) and perform certain due diligence to ensure that information is accurate. In certain cases, if this information is not obtained, withholding agents, such as NYLIAC may be required to withhold at a 30 percent rate on certain payments beginning July 1, 2014.

SAFEKEEPING OF SEPARATE ACCOUNT ASSETS

NYLIAC holds title to assets of the Separate Accounts. The assets are kept physically segregated and held separate and apart from NYLIAC’s general corporate assets. Records are maintained of all purchases and redemptions of Eligible Portfolio shares held by each of the Investment Divisions.

STATE REGULATION

NYLIAC is a stock life insurance company organized under the laws of Delaware, and is subject to regulation by the Delaware State Insurance Department. We file an annual statement with the Delaware Commissioner of Insurance on or before March 1 of each year covering the operations and reporting on the financial condition of NYLIAC as of December 31 of the preceding calendar year. Periodically, the Delaware Commissioner of Insurance examines the financial condition of NYLIAC, including the liabilities and reserves of the Separate Account.

In addition, NYLIAC is subject to the insurance laws and regulations of all the states where it is licensed to operate. The availability of certain policy rights and provisions depends on state approval and/or filing and review processes. Where required by state law or regulation, the policies will be modified accordingly.

RECORDS AND REPORTS

NYLIAC maintains all records and accounts relating to the Separate Account. As presently required by the federal securities laws, NYLIAC will mail to you at your last known address of record, at least semi-annually after the first Policy Year, reports containing information required under the federal securities laws or by any other applicable law or regulation. If you feel a transaction has been processed incorrectly, it is your responsibility to contact us in writing and provide us with all relevant details. You must provide us with the nature of the error, the date of the error and any other relevant details. It is important that you review your confirmation and quarterly statements carefully and promptly report any errors and discrepancies to us, preferably, within fifteen (15) days of the date of the statement in question.

It is important that you inform NYLIAC of an address change so that you can receive these policy statements (See “How do I contact NYLIAC by Telephone or by the Internet?” in the Prospectus). In the event your statement is returned from the US Postal Service as undeliverable, we reserve the right to suspend mailing future correspondence and also suspend current transaction processing until an accurate address is obtained. Additionally, no new service requests can be processed until a valid current address is provided.

LEGAL PROCEEDINGS

NYLIAC is a defendant in lawsuits arising from its agency sales force, insurance (including variable contracts registered under the federal securities laws) and/or other operations. Some of these actions seek substantial or unspecified compensatory and punitive damages. NYLIAC is from time to time involved in various governmental, administrative, and investigative proceedings and inquiries.

Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, NYLIAC believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on NYLIAC’s financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on NYLIAC’s operating results for a given year.

6

FINANCIAL STATEMENTS

The statutory financial statements of NYLIAC as of December 31, 2018 and 2017, and for each of the three years in the period ended December 31, 2018 included in this SAI have been so included in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The financial statements of the Separate Account as of December 31, 2018 and for each of the periods indicated in the Financial Statements included in this SAI have been so included in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

OTHER INFORMATION

NYLIAC filed a Registration Statement with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the policies discussed in this Prospectus and SAI. We have not included all of the information set forth in the registration statement, amendments and exhibits to the registration statement in the Prospectus and this SAI. We intend the statements contained in the Prospectus and this SAI concerning the content of the policies and other legal instruments to be summaries. For a complete statement of the terms of these documents, you should refer to the instruments filed with the Securities and Exchange Commission. The omitted information may be obtained at the principal offices of the Securities and Exchange Commission in Washington, D.C., upon payment of prescribed fees, or through the Commission’s website at www.sec.gov.

7

F-1

NYLIAC Variable Annuity Separate Account-III
Financial Statements

NYLIAC Variable Annuity Separate Account-III

Statement of Assets and Liabilities
As of December 31, 2018

	MainStay VP Balanced— Service Class	MainStay VP Bond— Initial Class	MainStay VP Bond— Service Class	MainStay VP Conservative Allocation— Service Class	MainStay VP Cushing® Renaissance Advantage— Service Class	MainStay VP Eagle Small Cap Growth— Initial Class	MainStay VP Eagle Small Cap Growth— Service Class
ASSETS:
Investment at net asset value	$105,450,662	$38,703,426	$92,030,004	$244,736,922	$4,540,722	$41,904,788	$30,406,519
Dividends due and accrued	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(61,437)	(14,742)	144,464	(342,635)	1,521	(30,754)	(1,350)
Net receivable from (payable to) the Fund shares sold or purchased	74,121	19,315	(133,342)	372,382	(991)	35,722	4,959
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	12,151	4,154	10,673	28,665	519	4,525	3,397
Administrative charges	533	419	449	1,082	11	443	212

Total net assets	$105,450,662	$38,703,426	$92,030,004	$244,736,922	$4,540,722	$41,904,788	$30,406,519

Total shares outstanding	8,052,778	2,821,762	6,777,008	22,965,853	601,323	3,434,616	2,541,974
Net asset value per share (NAV)	$13.09	$13.72	$13.58	$10.66	$7.55	$12.20	$11.96
Total units outstanding	7,012,588	1,878,748	7,671,592	17,908,893	593,806	2,830,756	2,199,026
Variable accumulation unit value (lowest to highest)	$10.11 to $17.87	$14.53 to $22.47	$9.78 to $13.74	$9.89 to $15.33	$7.02 to $8.80	$14.41 to $14.92	$11.14 to $15.55
Identified cost of investment	$114,390,720	$41,260,910	$96,690,832	$262,286,212	$5,675,820	$38,077,521	$32,520,356

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Assets and Liabilities (Continued)
As of December 31, 2018

	MainStay VP Emerging Markets Equity— Initial Class	MainStay VP Emerging Markets Equity— Service Class	MainStay VP Epoch U.S. Equity Yield— Initial Class	MainStay VP Epoch U.S. Equity Yield— Service Class	MainStay VP Epoch U.S. Small Cap— Initial Class	MainStay VP Epoch U.S. Small Cap— Service Class	MainStay VP Fidelity Institutional AM® Utilities— Initial Class
ASSETS:
Investment at net asset value	$11,908,000	$45,533,272	$99,478,984	$166,533,577	$17,601,226	$53,679,720	$989,981
Dividends due and accrued	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(1,271)	(14,048)	(81,619)	(4,834)	(12,302)	8,524	—
Net receivable from (payable to) the Fund shares sold or purchased	2,662	19,510	93,284	24,952	14,388	(2,052)	120
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	1,251	5,097	10,566	18,932	1,900	6,113	111
Administrative charges	140	365	1,099	1,186	186	359	9

Total net assets	$11,908,000	$45,533,272	$99,478,984	$166,533,577	$17,601,226	$53,679,720	$989,981

Total shares outstanding	1,489,779	5,703,755	7,102,945	12,057,314	1,792,198	5,717,345	84,757
Net asset value per share (NAV)	$7.99	$7.98	$14.01	$13.81	$9.82	$9.39	$11.68
Total units outstanding	1,540,402	5,904,287	4,700,509	8,276,074	878,479	2,637,279	67,230
Variable accumulation unit value (lowest to highest)	$7.51 to $7.74	$7.38 to $11.43	$19.19 to $26.35	$10.34 to $23.16	$18.61 to $29.46	$10.00 to $26.89	$14.36 to $14.81
Identified cost of investment	$13,550,006	$50,327,025	$94,325,221	$172,758,161	$21,253,161	$66,551,769	$940,571

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Assets and Liabilities (Continued)
As of December 31, 2018

	MainStay VP Fidelity Institutional AM® Utilities— Service Class	MainStay VP Floating Rate— Service Class	MainStay VP Growth Allocation— Service Class	MainStay VP Income Builder— Initial Class	MainStay VP Income Builder— Service Class	MainStay VP Indexed Bond— Service Class	MainStay VP IQ Hedge Multi- Strategy— Service Class
ASSETS:
Investment at net asset value	$350,906,135	$193,056,550	$166,915,541	$52,882,704	$102,162,048	$9,165,137	$68,478,747
Dividends due and accrued	—	26,390	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(9,760)	(120,440)	5,499	(22,960)	(134,130)	69,287	(8,805)
Net receivable from (payable to) the Fund shares sold or purchased	51,999	117,567	14,087	29,106	146,324	(68,249)	16,895
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	40,173	22,762	18,814	5,518	11,885	1,015	8,005
Administrative charges	2,066	755	772	628	309	23	85

Total net assets	$350,906,135	$193,056,550	$166,915,541	$52,882,704	$102,162,048	$9,165,137	$68,478,747

Total shares outstanding	30,178,553	22,296,523	16,067,485	3,473,078	6,762,220	937,231	8,374,140
Net asset value per share (NAV)	$11.63	$8.66	$10.39	$15.23	$15.11	$9.78	$8.18
Total units outstanding	25,515,200	16,204,117	11,937,571	1,828,745	6,850,188	934,689	8,449,902
Variable accumulation unit value (lowest to highest)	$10.00 to $14.61	$10.26 to $12.88	$9.97 to $19.32	$14.05 to $32.84	$10.20 to $20.03	$9.75 to $9.84	$7.52 to $9.27
Identified cost of investment	$350,486,850	$202,712,873	$181,209,992	$53,568,669	$111,331,378	$9,195,010	$70,079,279

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Assets and Liabilities (Continued)
As of December 31, 2018

	MainStay VP Janus Henderson Balanced— Initial Class	MainStay VP Janus Henderson Balanced— Service Class	MainStay VP Large Cap Growth— Initial Class	MainStay VP Large Cap Growth— Service Class	MainStay VP MacKay Common Stock— Initial Class	MainStay VP MacKay Common Stock— Service Class	MainStay VP MacKay Convertible— Initial Class
ASSETS:
Investment at net asset value	$156,529,649	$212,498,063	$40,214,655	$150,851,229	$71,851,516	$59,371,187	$60,695,039
Dividends due and accrued	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(227,344)	176,515	(9,180)	57	(19,704)	(24,309)	(11,439)
Net receivable from (payable to) the Fund shares sold or purchased	245,609	(151,010)	13,869	17,970	27,999	31,313	18,560
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	16,427	24,615	4,234	17,420	7,425	6,695	6,450
Administrative charges	1,838	890	455	607	870	309	672

Total net assets	$156,529,649	$212,498,063	$40,214,655	$150,851,229	$71,851,516	$59,371,187	$60,695,038

Total shares outstanding	12,718,830	17,367,730	1,858,116	7,323,286	2,847,845	2,380,836	4,928,866
Net asset value per share (NAV)	$12.31	$12.24	$21.64	$20.60	$25.23	$24.94	$12.31
Total units outstanding	10,000,747	14,927,985	1,472,766	7,175,636	1,715,073	3,109,538	1,908,968
Variable accumulation unit value (lowest to highest)	$15.20 to $15.73	$11.41 to $15.47	$14.97 to $32.28	$12.83 to $28.12	$16.89 to $49.54	$11.55 to $26.75	$19.74 to $37.59
Identified cost of investment	$139,570,329	$211,560,247	$39,835,982	$157,669,073	$56,642,103	$62,700,431	$60,437,744

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Assets and Liabilities (Continued)
As of December 31, 2018

	MainStay VP MacKay Convertible— Service Class	MainStay VP MacKay Government— Initial Class	MainStay VP MacKay Government— Service Class	MainStay VP MacKay Growth— Initial Class	MainStay VP MacKay Growth— Service Class	MainStay VP MacKay High Yield Corporate Bond— Initial Class	MainStay VP MacKay High Yield Corporate Bond— Service Class
ASSETS:
Investment at net asset value	$178,073,551	$25,375,584	$50,945,897	$74,664,041	$23,955,539	$162,512,220	$660,186,019
Dividends due and accrued	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(65,512)	(16,966)	80,312	(98,588)	(861)	(19,871)	(164,416)
Net receivable from (payable to) the Fund shares sold or purchased	86,811	19,978	(74,117)	107,178	3,771	38,994	244,837
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	20,493	2,743	5,902	7,656	2,727	17,298	78,039
Administrative charges	806	269	293	934	183	1,824	2,382

Total net assets	$178,073,551	$25,375,584	$50,945,897	$74,664,041	$23,955,539	$162,512,221	$660,186,019

Total shares outstanding	14,586,715	2,419,475	4,896,272	2,694,016	875,632	17,440,313	71,871,579
Net asset value per share (NAV)	$12.21	$10.49	$10.41	$27.71	$27.36	$9.32	$9.19
Total units outstanding	10,357,221	1,410,124	4,578,727	2,617,193	1,211,803	4,319,607	41,349,593
Variable accumulation unit value (lowest to highest)	$10.83 to $23.68	$12.83 to $19.79	$9.60 to $12.24	$10.58 to $31.81	$11.53 to $21.21	$25.63 to $42.37	$10.82 to $22.80
Identified cost of investment	$186,236,200	$27,459,519	$53,532,904	$67,740,562	$23,497,031	$171,091,864	$709,321,317

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Assets and Liabilities (Continued)
As of December 31, 2018

	MainStay VP MacKay International Equity— Initial Class	MainStay VP MacKay International Equity— Service Class	MainStay VP MacKay Mid Cap Core— Initial Class	MainStay VP MacKay Mid Cap Core— Service Class	MainStay VP MacKay S&P 500 Index— Initial Class	MainStay VP MacKay S&P 500 Index— Service Class	MainStay VP MacKay Small Cap Core— Service Class
ASSETS:
Investment at net asset value	$20,187,725	$81,916,754	$42,380,292	$138,293,194	$159,506,816	$264,280,140	$40,471,224
Dividends due and accrued	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(14,879)	17,347	(12,729)	108,741	(21,504)	207,427	(11,368)
Net receivable from (payable to) the Fund shares sold or purchased	17,268	(7,507)	17,713	(92,184)	39,975	(176,149)	16,140
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	2,182	9,292	4,527	15,661	16,590	29,992	4,502
Administrative charges	207	548	457	896	1,881	1,286	270

Total net assets	$20,187,725	$81,916,754	$42,380,292	$138,293,194	$159,506,816	$264,280,140	$40,471,224

Total shares outstanding	1,347,060	5,513,489	3,548,843	11,777,609	3,315,219	5,535,794	4,146,929
Net asset value per share (NAV)	$14.99	$14.86	$11.94	$11.74	$48.11	$47.74	$9.76
Total units outstanding	870,215	5,168,295	1,397,655	6,106,059	3,882,583	14,018,608	3,674,935
Variable accumulation unit value (lowest to highest)	$16.28 to $27.40	$10.26 to $19.83	$30.26 to $34.01	$10.18 to $32.07	$17.82 to $49.78	$11.88 to $26.02	$10.37 to $11.09
Identified cost of investment	$18,078,036	$74,822,994	$50,056,913	$162,739,665	$101,857,103	$229,469,053	$47,416,261

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Assets and Liabilities (Continued)
As of December 31, 2018

	MainStay VP MacKay Unconstrained Bond— Service Class	MainStay VP Mellon Natural Resources— Initial Class	MainStay VP Moderate Allocation— Service Class	MainStay VP Moderate Growth Allocation— Service Class	MainStay VP PIMCO Real Return— Service Class	MainStay VP T. Rowe Price Equity Income— Initial Class	MainStay VP T. Rowe Price Equity Income— Service Class
ASSETS:
Investment at net asset value	$208,119,798	$77,077,015	$338,585,506	$396,578,880	$66,448,970	$42,553,862	$96,683,235
Dividends due and accrued	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(17,701)	(35,458)	150,872	(137,309)	102,913	(14,423)	(48,715)
Net receivable from (payable to) the Fund shares sold or purchased	42,369	44,679	(110,438)	184,594	(94,998)	19,428	60,479
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	24,353	8,603	38,745	45,500	7,723	4,551	11,155
Administrative charges	315	618	1,689	1,785	192	454	609

Total net assets	$208,119,798	$77,077,015	$338,585,506	$396,578,880	$66,448,970	$42,553,862	$96,683,235

Total shares outstanding	21,738,383	14,181,614	33,085,162	37,894,885	8,127,273	3,737,442	8,528,797
Net asset value per share (NAV)	$9.57	$5.43	$10.23	$10.47	$8.18	$11.39	$11.34
Total units outstanding	19,256,057	14,981,997	24,094,080	27,033,137	7,213,735	2,658,746	6,458,776
Variable accumulation unit value (lowest to highest)	$9.95 to $11.46	$4.91 to $8.03	$9.97 to $16.42	$9.99 to $17.77	$8.87 to $9.88	$15.56 to $16.05	$10.75 to $15.83
Identified cost of investment	$217,012,625	$113,362,732	$375,141,808	$444,605,306	$72,884,087	$44,076,070	$106,150,058

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Assets and Liabilities (Continued)
As of December 31, 2018

	MainStay VP U.S. Government Money Market— Initial Class	American Funds IS Asset Allocation Fund— Class 4	American Funds IS Blue Chip Income and Growth Fund— Class 4	American Funds IS Global Small Capitalization Fund— Class 4	American Funds IS Growth Fund— Class 4	American Funds IS New World Fund®— Class 4	BlackRock® Global Allocation V.I. Fund— Class III
ASSETS:
Investment at net asset value	$113,330,617	$11,796,910	$15,665,395	$7,057,000	$8,900,253	$30,881,002	$109,132,400
Dividends due and accrued	6,271	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(123,645)	69,327	66,150	(18,221)	21,644	54,068	(82,839)
Net receivable from (payable to) the Fund shares sold or purchased	131,324	(67,964)	(64,386)	19,032	(20,637)	(50,499)	95,741
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	13,350	1,318	1,729	798	983	3,513	12,678
Administrative charges	600	45	35	13	24	56	224

Total net assets	$113,330,617	$11,796,910	$15,665,395	$7,057,000	$8,900,253	$30,881,002	$109,132,400

Total shares outstanding	113,315,506	562,025	1,285,102	331,626	129,666	1,491,116	8,427,212
Net asset value per share (NAV)	$1.00	$20.99	$12.19	$21.28	$68.64	$20.71	$12.95
Total units outstanding	64,529,038	1,242,867	1,646,073	666,587	888,197	2,996,593	9,950,121
Variable accumulation unit value (lowest to highest)	$0.89 to $9.86	$9.47 to $9.51	$9.48 to $9.54	$9.94 to $11.28	$9.98 to $10.04	$9.58 to $11.38	$9.70 to $11.96
Identified cost of investment	$113,325,079	$12,701,833	$17,692,475	$7,855,409	$10,062,867	$33,071,982	$122,371,723

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Assets and Liabilities (Continued)
As of December 31, 2018

	BlackRock® High Yield V.I. Fund— Class III	ClearBridge Variable Appreciation Portfolio— Class II	Columbia Variable Portfolio— Commodity Strategy Fund— Class 2	Columbia Variable Portfolio— Emerging Markets Bond Fund— Class 2	Columbia Variable Portfolio— Small Cap Value Fund— Class 2	Delaware VIP® Small Cap Value Series— Service Class	Dreyfus IP Technology Growth Portfolio— Initial Shares
ASSETS:
Investment at net asset value	$35,395,904	$3,150,464	$1,530,674	$17,268,377	$33,762,140	$1,502,604	$17,479,574
Dividends due and accrued	152,496	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(33,172)	28,912	3,118	97,735	19,101	2,881	779
Net receivable from (payable to) the Fund shares sold or purchased	(115,193)	(28,563)	(2,934)	(95,768)	(15,074)	(2,710)	1,302
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	4,081	342	180	1,939	3,825	163	1,909
Administrative charges	50	7	4	28	202	8	172

Total net assets	$35,395,904	$3,150,464	$1,530,674	$17,268,377	$33,762,140	$1,502,604	$17,479,574

Total shares outstanding	5,182,854	81,344	297,218	1,918,708	2,391,086	46,120	774,804
Net asset value per share (NAV)	$6.80	$38.73	$5.15	$9.00	$14.12	$32.58	$22.56
Total units outstanding	3,358,008	294,296	205,099	1,666,065	1,932,510	176,529	678,073
Variable accumulation unit value (lowest to highest)	$10.30 to $10.82	$10.64 to $10.74	$7.00 to $8.75	$10.24 to $10.42	$10.76 to $21.05	$8.48 to $8.53	$24.97 to $38.33
Identified cost of investment	$37,489,992	$3,493,388	$1,749,826	$18,560,289	$42,551,250	$1,785,805	$15,828,324

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Assets and Liabilities (Continued)
As of December 31, 2018

	Dreyfus IP Technology Growth Portfolio— Service Shares	DWS Alternative Asset Allocation VIP— Class B	Fidelity® VIP ContrafundSM Portfolio— Initial Class	Fidelity® VIP ContrafundSM Portfolio— Service Class 2	Fidelity® VIP Emerging Markets Portfolio— Service Class 2	Fidelity® VIP Equity-IncomeSM Portfolio— Initial Class	Fidelity® VIP Equity-IncomeSM Portfolio— Service Class 2
ASSETS:
Investment at net asset value	$87,255,534	$24,785,074	$115,517,338	$321,912,391	$1,555,415	$45,408,285	$88,940,973
Dividends due and accrued	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	58,408	139,942	(17,457)	123,514	6,207	(28,723)	39,825
Net receivable from (payable to) the Fund shares sold or purchased	(48,026)	(137,172)	30,847	(85,318)	(6,034)	34,021	(29,150)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	9,966	2,746	12,042	36,767	169	4,779	10,114
Administrative charges	416	24	1,348	1,429	4	519	561

Total net assets	$87,255,534	$24,785,074	$115,517,338	$321,912,391	$1,555,415	$45,408,285	$88,940,973

Total shares outstanding	4,094,582	2,050,047	3,595,311	10,281,456	156,166	2,229,175	4,480,653
Net asset value per share (NAV)	$21.31	$12.09	$32.13	$31.31	$9.96	$20.37	$19.85
Total units outstanding	3,757,567	2,615,213	2,644,300	16,605,912	188,714	1,618,944	4,972,015
Variable accumulation unit value (lowest to highest)	$13.95 to $32.80	$9.38 to $9.52	$24.59 to $50.17	$11.15 to $30.72	$8.22 to $8.25	$19.16 to $31.24	$10.64 to $21.58
Identified cost of investment	$81,625,509	$26,432,083	$103,684,383	$325,447,608	$1,696,349	$47,076,135	$95,036,118

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Assets and Liabilities (Continued)
As of December 31, 2018

	Fidelity® VIP Growth Opportunities Portfolio— Service Class 2	Fidelity® VIP Mid Cap Portfolio— Service Class 2	Invesco V.I. American Value Fund— Series II Shares	Invesco V.I. International Growth Fund— Series II Shares	Janus Henderson Enterprise Portfolio— Service Shares	Janus Henderson Global Research Portfolio— Institutional Shares	Janus Henderson Global Research Portfolio— Service Shares
ASSETS:
Investment at net asset value	$42,043,861	$120,950,712	$10,731,449	$33,146,861	$5,639,992	$46,613,918	$30,362,418
Dividends due and accrued	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	42,531	(86,546)	8,927	(4,008)	9,200	(12,940)	(614)
Net receivable from (payable to) the Fund shares sold or purchased	(37,626)	100,954	(7,674)	7,864	(8,546)	18,312	4,225
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	4,748	13,555	1,223	3,805	629	4,790	3,426
Administrative charges	157	853	30	51	25	582	185

Total net assets	$42,043,861	$120,950,712	$10,731,449	$33,146,861	$5,639,992	$46,613,918	$30,362,418

Total shares outstanding	1,122,367	4,139,312	782,746	1,019,590	89,538	989,050	657,907
Net asset value per share (NAV)	$37.46	$29.22	$13.71	$32.51	$62.99	$47.13	$46.15
Total units outstanding	2,629,916	5,444,545	946,601	3,549,752	564,824	2,023,891	1,809,182
Variable accumulation unit value (lowest to highest)	$14.25 to $16.95	$10.18 to $31.63	$9.07 to $12.04	$8.79 to $10.11	$9.95 to $10.01	$9.68 to $25.49	$10.26 to $19.26
Identified cost of investment	$40,130,434	$135,754,983	$13,336,164	$36,346,917	$6,197,986	$30,562,867	$26,201,341

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Assets and Liabilities (Continued)
As of December 31, 2018

	MFS® International Value Portfolio— Service Class	MFS® Investors Trust Series— Initial Class	MFS® Investors Trust Series— Service Class	MFS® Research Series— Initial Class	MFS® Research Series— Service Class	Morgan Stanley VIF U.S. Real Estate Portfolio— Class II	Neuberger Berman AMT Mid Cap Growth Portfolio— Class I
ASSETS:
Investment at net asset value	$9,317,503	$7,080,557	$40,010,950	$8,692,946	$19,556,043	$18,762,335	$1,234,691
Dividends due and accrued	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	88,001	1,030	53,439	(22,989)	68,217	11,501	500
Net receivable from (payable to) the Fund shares sold or purchased	(86,958)	(202)	(48,861)	23,998	(65,909)	(9,287)	(351)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	1,022	749	4,505	905	2,245	2,141	139
Administrative charges	21	79	73	104	63	73	10

Total net assets	$9,317,503	$7,080,557	$40,010,950	$8,692,946	$19,556,043	$18,762,335	$1,234,691

Total shares outstanding	378,760	261,758	1,499,661	348,694	794,638	967,131	51,253
Net asset value per share (NAV)	$24.60	$27.05	$26.68	$24.93	$24.61	$19.40	$24.09
Total units outstanding	922,334	342,272	2,685,222	380,121	1,086,613	1,762,020	47,671
Variable accumulation unit value (lowest to highest)	$10.04 to $10.13	$17.79 to $28.71	$11.56 to $25.89	$15.68 to $25.92	$11.70 to $28.62	$9.27 to $11.16	$24.58 to $35.14
Identified cost of investment	$10,175,794	$6,798,057	$41,927,107	$8,490,051	$21,817,426	$20,093,668	$1,211,115

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Assets and Liabilities (Continued)
As of December 31, 2018

	Neuberger Berman AMT Mid Cap Growth Portfolio— Class S	PIMCO VIT International Bond Portfolio (U.S. Dollar- Hedged)— Advisor Class	PIMCO VIT Low Duration Portfolio— Advisor Class	PIMCO VIT Total Return Portfolio— Advisor Class	Victory VIF Diversified Stock Fund— Class A Shares	MainStay VP Absolute Return Multi-Strategy— Service Class
ASSETS:
Investment at net asset value	$59,199,507	$82,235,379	$20,579,227	$87,333,420	$11,175,127	$—
Dividends due and accrued	—	(2)	1	(4)	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	26,135	110,301	23,730	28,773	359	—
Net receivable from (payable to) the Fund shares sold or purchased	(19,166)	(100,587)	(21,354)	(18,505)	976	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	6,718	9,604	2,358	10,167	1,255	—
Administrative charges	251	108	19	97	80	—

Total net assets	$59,199,507	$82,235,379	$20,579,227	$87,333,420	$11,175,127	$—

Total shares outstanding	2,671,458	7,586,290	2,041,590	8,333,342	1,093,457	—
Net asset value per share (NAV)	$22.16	$10.84	$10.08	$10.48	$10.22	$—
Total units outstanding	3,121,912	7,635,392	2,092,570	8,622,653	635,903	—
Variable accumulation unit value (lowest to highest)	$10.78 to $31.29	$10.40 to $11.26	$9.75 to $9.89	$9.98 to $10.30	$10.42 to $19.57	—
Identified cost of investment	$62,412,984	$83,151,755	$20,835,574	$90,091,883	$13,648,287	$—

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Operations
For the year ended December 31, 2018

	MainStay VP Absolute Return Multi-Strategy— Service Class	MainStay VP Balanced— Service Class	MainStay VP Bond— Initial Class	MainStay VP Bond— Service Class	MainStay VP Conservative Allocation— Service Class	MainStay VP Cushing® Renaissance Advantage— Service Class	MainStay VP Eagle Small Cap Growth— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$86,176	$1,634,221	$1,137,649	$2,392,117	$5,834,050	$—	$—
Mortality and expense risk charges	(998,781)	(1,733,140)	(547,202)	(1,338,660)	(4,053,374)	(87,792)	(716,765)
Administrative charges	(177,932)	(220,876)	(75,561)	(159,151)	(435,665)	(8,730)	(111,975)
Net investment income (loss)	(1,090,537)	(319,795)	514,886	894,306	1,345,011	(96,522)	(828,740)
REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	83,467,424	26,661,595	6,797,225	22,648,286	63,569,626	2,437,288	10,985,708
Cost of investments sold	(94,750,130)	(23,823,320)	(7,264,543)	(24,145,458)	(65,373,985)	(2,351,603)	(7,401,631)
Net realized gain (loss) on investments	(11,282,706)	2,838,275	(467,318)	(1,497,172)	(1,804,359)	85,685	3,584,077
Realized gain distribution received	—	5,289,178	113,266	262,744	—	—	2,648,469
Change in unrealized appreciation (depreciation) on investments	6,877,296	(18,565,951)	(1,307,610)	(2,499,076)	(22,099,261)	(1,863,578)	(9,673,221)
Net gain (loss) on investments	(4,405,410)	(10,438,498)	(1,661,662)	(3,733,504)	(23,903,620)	(1,777,893)	(3,440,675)
Net increase (decrease) in net assets resulting from operations	$(5,495,947)	$(10,758,293)	$(1,146,776)	$(2,839,198)	$(22,558,609)	$(1,874,415)	$(4,269,415)

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Operations (Continued)
For the year ended December 31, 2018

	MainStay VP Eagle Small Cap Growth— Service Class	MainStay VP Emerging Markets Equity— Initial Class	MainStay VP Emerging Markets Equity— Service Class	MainStay VP Epoch U.S. Equity Yield— Initial Class	MainStay VP Epoch U.S. Equity Yield— Service Class	MainStay VP Epoch U.S. Small Cap— Initial Class	MainStay VP Epoch U.S. Small Cap— Service Class
INVESTMENT INCOME (LOSS):
Dividend income	$—	$210,986	$641,793	$2,359,176	$3,504,531	$155,401	$325,254
Mortality and expense risk charges	(479,199)	(203,117)	(806,740)	(1,486,717)	(2,698,111)	(293,927)	(948,793)
Administrative charges	(58,473)	(31,875)	(132,577)	(203,352)	(357,994)	(38,518)	(113,606)
Net investment income (loss)	(537,672)	(24,006)	(297,524)	669,107	448,426	(177,044)	(737,145)
REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	8,415,388	3,863,626	15,937,502	18,305,589	39,960,792	3,880,806	14,717,219
Cost of investments sold	(6,732,011)	(3,992,734)	(15,831,017)	(12,414,958)	(32,015,411)	(2,570,884)	(12,271,943)
Net realized gain (loss) on investments	1,683,377	(129,108)	106,485	5,890,631	7,945,381	1,309,922	2,445,276
Realized gain distribution received	1,897,252	—	—	7,232,928	12,328,879	2,439,907	7,788,438
Change in unrealized appreciation (depreciation) on investments	(6,786,065)	(3,362,583)	(13,054,745)	(21,089,657)	(33,662,817)	(7,283,957)	(20,993,466)
Net gain (loss) on investments	(3,205,436)	(3,491,691)	(12,948,260)	(7,966,098)	(13,388,557)	(3,534,128)	(10,759,752)
Net increase (decrease) in net assets resulting from operations	$(3,743,108)	$(3,515,697)	$(13,245,784)	$(7,296,991)	$(12,940,131)	$(3,711,172)	$(11,496,897)

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Operations (Continued)
For the year ended December 31, 2018

	MainStay VP Fidelity Institutional AM® Utilities— Initial Class	MainStay VP Fidelity Institutional AM® Utilities— Service Class	MainStay VP Floating Rate— Service Class	MainStay VP Growth Allocation— Service Class	MainStay VP Income Builder— Initial Class	MainStay VP Income Builder— Service Class	MainStay VP Indexed Bond— Service Class
INVESTMENT INCOME (LOSS):
Dividend income	$13,392	$3,528,672	$8,569,804	$2,496,514	$1,600,147	$2,858,070	$143,211
Mortality and expense risk charges	(14,949)	(5,453,005)	(2,725,750)	(2,744,780)	(748,122)	(1,627,743)	(49,966)
Administrative charges	(2,543)	(758,598)	(333,534)	(548,572)	(107,537)	(163,074)	(5,917)
Net investment income (loss)	(4,100)	(2,682,931)	5,510,520	(796,838)	744,488	1,067,253	87,328
REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	396,645	85,559,144	47,865,775	31,250,768	8,612,907	26,190,367	954,976
Cost of investments sold	(411,728)	(78,153,734)	(48,855,774)	(28,017,875)	(6,238,790)	(27,075,968)	(976,018)
Net realized gain (loss) on investments	(15,083)	7,405,410	(989,999)	3,232,893	2,374,117	(885,601)	(21,042)
Realized gain distribution received	1,817	614,985	—	7,255,157	2,518,607	4,980,189	—
Change in unrealized appreciation (depreciation) on investments	15,578	(8,489,175)	(8,580,954)	(37,470,254)	(9,560,647)	(13,163,929)	(25,152)
Net gain (loss) on investments	2,312	(468,780)	(9,570,953)	(26,982,204)	(4,667,923)	(9,069,341)	(46,194)
Net increase (decrease) in net assets resulting from operations	$(1,788)	$(3,151,711)	$(4,060,433)	$(27,779,042)	$(3,923,435)	$(8,002,088)	$41,134

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Operations (Continued)
For the year ended December 31, 2018

	Mainstay VP IQ Hedge Multi-Strategy— Service Class (a)	MainStay VP Janus Henderson Balanced— Initial Class	MainStay VP Janus Henderson Balanced— Service Class	MainStay VP Large Cap Growth— Initial Class	MainStay VP Large Cap Growth— Service Class	MainStay VP MacKay Common Stock— Initial Class	MainStay VP MacKay Common Stock— Service Class
INVESTMENT INCOME (LOSS):
Dividend income	$393,170	$3,095,975	$3,572,147	$—	$—	$1,299,835	$924,810
Mortality and expense risk charges	(83,478)	(2,252,005)	(3,115,399)	(592,889)	(2,338,427)	(1,083,523)	(950,614)
Administrative charges	(17,856)	(343,851)	(386,438)	(89,248)	(274,772)	(157,940)	(120,070)
Net investment income (loss)	291,836	500,119	70,310	(682,137)	(2,613,199)	58,372	(145,874)
REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	2,266,633	27,936,171	35,740,085	7,580,872	38,675,322	12,487,962	13,880,783
Cost of investments sold	(2,291,484)	(20,871,449)	(28,321,868)	(4,575,958)	(32,021,089)	(5,544,284)	(10,986,950)
Net realized gain (loss) on investments	(24,851)	7,064,722	7,418,217	3,004,914	6,654,233	6,943,678	2,893,833
Realized gain distribution received	—	9,104,880	11,903,792	6,117,364	22,957,887	7,325,272	6,012,254
Change in unrealized appreciation (depreciation) on investments	(1,600,532)	(17,711,693)	(22,666,345)	(7,408,405)	(25,020,947)	(19,652,504)	(13,413,488)
Net gain (loss) on investments	(1,625,383)	(1,542,091)	(3,344,336)	1,713,873	4,591,173	(5,383,554)	(4,507,401)
Net increase (decrease) in net assets resulting from operations	$(1,333,547)	$(1,041,972)	$(3,274,026)	$1,031,736	$1,977,974	$(5,325,182)	$(4,653,275)

(a) For the period November 30, 2018 (commencement of Investment Division) through December 31, 2018.

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Operations (Continued)
For the year ended December 31, 2018

	MainStay VP MacKay Convertible— Initial Class	MainStay VP MacKay Convertible— Service Class	MainStay VP MacKay Government— Initial Class	MainStay VP MacKay Government— Service Class	MainStay VP MacKay Growth— Initial Class	MainStay VP MacKay Growth— Service Class	MainStay VP MacKay High Yield Corporate Bond— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$1,137,489	$2,691,826	$666,866	$1,163,045	$538,145	$104,170	$10,350,359
Mortality and expense risk charges	(908,616)	(2,733,797)	(351,474)	(712,935)	(1,122,691)	(412,726)	(2,368,210)
Administrative charges	(121,277)	(306,062)	(52,555)	(95,245)	(182,465)	(56,325)	(311,011)
Net investment income (loss)	107,596	(348,033)	262,837	354,865	(767,011)	(364,881)	7,671,138
REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	11,884,419	37,741,684	4,575,369	13,199,393	11,362,886	6,274,517	36,655,982
Cost of investments sold	(7,632,860)	(34,191,086)	(5,148,401)	(14,322,531)	(7,779,340)	(5,322,129)	(35,088,026)
Net realized gain (loss) on investments	4,251,559	3,550,598	(573,032)	(1,123,138)	3,583,546	952,388	1,567,956
Realized gain distribution received	2,490,989	7,193,818	—	—	5,226,549	1,721,400	—
Change in unrealized appreciation (depreciation) on investments	(8,972,277)	(18,501,397)	(159,514)	(260,198)	(11,962,238)	(3,575,282)	(14,234,990)
Net gain (loss) on investments	(2,229,729)	(7,756,981)	(732,546)	(1,383,336)	(3,152,143)	(901,494)	(12,667,034)
Net increase (decrease) in net assets resulting from operations	$(2,122,133)	$(8,105,014)	$(469,709)	$(1,028,471)	$(3,919,154)	$(1,266,375)	$(4,995,896)

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Operations (Continued)
For the year ended December 31, 2018

	MainStay VP MacKay High Yield Corporate Bond— Service Class	MainStay VP MacKay International Equity— Initial Class	MainStay VP MacKay International Equity— Service Class	MainStay VP MacKay Mid Cap Core— Initial Class	MainStay VP MacKay Mid Cap Core— Service Class	MainStay VP MacKay S&P 500 Index— Initial Class	MainStay VP MacKay S&P 500 Index— Service Class
INVESTMENT INCOME (LOSS):
Dividend income	$40,590,990	$280,299	$932,594	$498,457	$1,185,442	$2,587,513	$3,635,772
Mortality and expense risk charges	(10,429,900)	(329,063)	(1,435,186)	(708,135)	(2,342,407)	(2,380,181)	(4,117,742)
Administrative charges	(1,304,189)	(43,047)	(201,813)	(93,729)	(285,021)	(340,752)	(491,529)
Net investment income (loss)	28,856,901	(91,811)	(704,405)	(303,407)	(1,441,986)	(133,420)	(973,499)
REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	136,338,495	4,344,778	26,962,911	12,247,447	34,845,366	27,989,797	55,057,871
Cost of investments sold	(136,299,006)	(3,040,932)	(19,564,615)	(10,278,694)	(30,180,880)	(11,961,276)	(33,632,821)
Net realized gain (loss) on investments	39,489	1,303,846	7,398,296	1,968,753	4,664,486	16,028,521	21,425,050
Realized gain distribution received	—	432,121	1,803,529	6,323,417	20,205,005	3,394,005	5,516,365
Change in unrealized appreciation (depreciation) on investments	(51,854,547)	(4,667,053)	(21,246,656)	(14,492,121)	(44,839,289)	(28,817,814)	(43,577,990)
Net gain (loss) on investments	(51,815,058)	(2,931,086)	(12,044,831)	(6,199,951)	(19,969,798)	(9,395,288)	(16,636,575)
Net increase (decrease) in net assets resulting from operations	$(22,958,157)	$(3,022,897)	$(12,749,236)	$(6,503,358)	$(21,411,784)	$(9,528,708)	$(17,610,074)

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Operations (Continued)
For the year ended December 31, 2018

	MainStay VP MacKay Small Cap Core— Service Class	MainStay VP MacKay Unconstrained Bond— Service Class	MainStay VP Mellon Natural Resources— Initial Class	MainStay VP Moderate Allocation— Service Class	MainStay VP Moderate Growth Allocation— Service Class	MainStay VP PIMCO Real Return— Service Class	MainStay VP T. Rowe Price Equity Income— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$—	$7,006,104	$—	$7,694,669	$7,840,618	$917,818	$994,546
Mortality and expense risk charges	(727,032)	(3,281,862)	(1,492,471)	(5,445,200)	(6,670,618)	(977,097)	(675,349)
Administrative charges	(96,366)	(539,761)	(223,099)	(744,587)	(1,298,082)	(143,888)	(86,799)
Net investment income (loss)	(823,398)	3,184,481	(1,715,570)	1,504,882	(128,082)	(203,167)	232,398
REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	15,065,706	44,327,633	25,372,800	67,515,967	80,123,756	14,168,039	9,033,663
Cost of investments sold	(13,190,635)	(45,864,948)	(33,605,076)	(65,562,866)	(71,440,993)	(16,815,290)	(6,527,717)
Net realized gain (loss) on investments	1,875,071	(1,537,315)	(8,232,276)	1,953,101	8,682,763	(2,647,251)	2,505,946
Realized gain distribution received	6,596,778	—	—	11,527,473	19,744,958	—	4,525,733
Change in unrealized appreciation (depreciation) on investments	(16,040,512)	(8,633,133)	(23,122,258)	(53,524,613)	(85,469,597)	(229,716)	(12,372,204)
Net gain (loss) on investments	(7,568,663)	(10,170,448)	(31,354,534)	(40,044,039)	(57,041,876)	(2,876,967)	(5,340,525)
Net increase (decrease) in net assets resulting from operations	$(8,392,061)	$(6,985,967)	$(33,070,104)	$(38,539,157)	$(57,169,958)	$(3,080,134)	$(5,108,127)

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Operations (Continued)
For the year ended December 31, 2018

	MainStay VP T. Rowe Price Equity Income— Service Class	MainStay VP U.S. Government Money Market— Initial Class	American Funds IS Asset Allocation Fund— Class 4	American Funds IS Blue Chip Income and Growth Fund— Class 4	American Funds IS Global Small Capitalization Fund— Class 4	American Funds IS Growth Fund— Class 4	American Funds IS New World Fund®— Class 4
INVESTMENT INCOME (LOSS):
Dividend income	$1,985,477	$1,319,608	$140,543	$250,565	$1,714	$19,756	$232,627
Mortality and expense risk charges	(1,706,198)	(1,358,250)	(51,225)	(94,152)	(104,872)	(67,912)	(461,699)
Administrative charges	(219,111)	(200,054)	(5,310)	(8,956)	(8,876)	(7,009)	(57,218)
Net investment income (loss)	60,168	(238,696)	84,008	147,457	(112,034)	(55,165)	(286,290)
REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	29,324,086	71,565,975	1,009,305	1,714,739	1,910,440	1,432,597	8,802,072
Cost of investments sold	(23,150,662)	(71,568,102)	(1,054,120)	(1,837,174)	(1,634,570)	(1,516,311)	(7,632,901)
Net realized gain (loss) on investments	6,173,424	(2,127)	(44,815)	(122,435)	275,870	(83,714)	1,169,171
Realized gain distribution received	10,455,816	—	33,215	353,970	343,496	410,727	915,657
Change in unrealized appreciation (depreciation) on investments	(28,810,382)	2,113	(904,924)	(2,036,465)	(1,528,729)	(1,164,457)	(7,256,387)
Net gain (loss) on investments	(12,181,142)	(14)	(916,524)	(1,804,930)	(909,363)	(837,444)	(5,171,559)
Net increase (decrease) in net assets resulting from operations	$(12,120,974)	$(238,710)	$(832,516)	$(1,657,473)	$(1,021,397)	$(892,609)	$(5,457,849)
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Operations (Continued)
For the year ended December 31, 2018

	BlackRock® Global Allocation V.I. Fund— Class III	BlackRock® High Yield V.I. Fund— Class III	ClearBridge Variable Appreciation Portfolio— Class II	Columbia Variable Portfolio— Commodity Strategy Fund— Class 2	Columbia Variable Portfolio— Emerging Markets Bond Fund— Class 2	Columbia Variable Portfolio— Small Cap Value Fund— Class 2	Delaware VIP® Small Cap Value Series— Service Class
INVESTMENT INCOME (LOSS):
Dividend income	$1,030,412	$1,924,969	$34,312	$—	$617,951	$74,437	$3,105
Mortality and expense risk charges	(1,765,291)	(522,662)	(17,956)	(24,877)	(197,044)	(607,008)	(10,835)
Administrative charges	(309,610)	(77,909)	(1,533)	(1,460)	(38,626)	(72,564)	(672)
Net investment income (loss)	(1,044,489)	1,324,398	14,823	(26,337)	382,281	(605,135)	(8,402)
REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	21,383,490	9,998,641	433,994	992,544	4,882,551	9,593,847	196,656
Cost of investments sold	(21,798,542)	(10,063,380)	(423,032)	(1,045,196)	(5,022,956)	(8,960,792)	(212,262)
Net realized gain (loss) on investments	(415,052)	(64,739)	10,962	(52,652)	(140,405)	633,055	(15,606)
Realized gain distribution received	5,236,395	—	119,078	—	—	6,368,998	37,136
Change in unrealized appreciation (depreciation) on investments	(15,047,911)	(2,950,459)	(348,019)	(206,047)	(1,548,626)	(14,526,934)	(283,317)
Net gain (loss) on investments	(10,226,568)	(3,015,198)	(217,979)	(258,699)	(1,689,031)	(7,524,881)	(261,787)
Net increase (decrease) in net assets resulting from operations	$(11,271,057)	$(1,690,800)	$(203,156)	$(285,036)	$(1,306,750)	$(8,130,016)	$(270,189)

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Operations (Continued)
For the year ended December 31, 2018

	Dreyfus IP Technology Growth Portfolio— Initial Shares	Dreyfus IP Technology Growth Portfolio— Service Shares	DWS Alternative Asset Allocation VIP— Class B	Fidelity® VIP ContrafundSM Portfolio— Initial Class	Fidelity® VIP ContrafundSM Portfolio— Service Class 2	Fidelity® VIP Emerging Markets Portfolio— Service Class 2 (b)	Fidelity® VIP Equity-IncomeSM Portfolio— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$—	$—	$256,904	$942,025	$1,617,689	$9,195	$1,156,994
Mortality and expense risk charges	(275,729)	(1,447,810)	(233,881)	(1,763,580)	(5,386,833)	(7,505)	(689,105)
Administrative charges	(38,527)	(151,531)	(33,288)	(247,361)	(785,265)	(400)	(94,882)
Net investment income (loss)	(314,256)	(1,599,341)	(10,265)	(1,068,916)	(4,554,409)	1,290	373,007
REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	3,876,168	26,973,359	1,486,204	20,286,579	75,078,775	144,835	8,064,416
Cost of investments sold	(2,684,003)	(18,861,698)	(1,520,257)	(14,581,441)	(56,671,701)	(162,309)	(5,498,844)
Net realized gain (loss) on investments	1,192,165	8,111,661	(34,053)	5,705,138	18,407,074	(17,474)	2,565,572
Realized gain distribution received	1,025,750	5,353,108	—	12,083,716	33,726,142	—	2,514,821
Change in unrealized appreciation (depreciation) on investments	(2,503,937)	(15,109,865)	(2,011,942)	(25,900,921)	(74,841,370)	(140,935)	(10,358,594)
Net gain (loss) on investments	(286,022)	(1,645,096)	(2,045,995)	(8,112,067)	(22,708,154)	(158,409)	(5,278,201)
Net increase (decrease) in net assets resulting from operations	$(600,278)	$(3,244,437)	$(2,056,260)	$(9,180,983)	$(27,262,563)	$(157,119)	$(4,905,194)

(b) For the period May 1, 2018 (commencement of Investment Division) through December 31, 2018.

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Operations (Continued)
For the year ended December 31, 2018

	Fidelity® VIP Equity-IncomeSM Portfolio— Service Class 2	Fidelity® VIP Growth Opportunities Portfolio— Service Class 2	Fidelity® VIP Mid Cap Portfolio— Service Class 2	Invesco V.I. American Value Fund— Series II Shares	Invesco V.I. International Growth Fund— Series II Shares	Janus Henderson Enterprise Portfolio— Service Shares	Janus Henderson Global Research Portfolio— Institutional Shares
INVESTMENT INCOME (LOSS):
Dividend income	$2,039,160	$24,605	$604,402	$25,844	$683,453	$3,331	$611,615
Mortality and expense risk charges	(1,389,833)	(480,204)	(2,143,311)	(187,533)	(519,909)	(42,345)	(696,195)
Administrative charges	(150,853)	(76,035)	(279,182)	(14,075)	(72,357)	(3,218)	(112,441)
Net investment income (loss)	498,474	(531,634)	(1,818,091)	(175,764)	91,187	(42,232)	(197,021)
REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	18,939,764	11,034,822	32,971,264	4,112,250	5,774,104	1,076,277	7,822,673
Cost of investments sold	(16,974,884)	(9,354,975)	(28,750,208)	(4,057,972)	(5,329,648)	(1,113,899)	(3,413,555)
Net realized gain (loss) on investments	1,964,880	1,679,847	4,221,056	54,278	444,456	(37,622)	4,409,118
Realized gain distribution received	4,692,613	1,615,663	13,939,633	1,864,038	268,084	143,225	—
Change in unrealized appreciation (depreciation) on investments	(16,957,735)	(725,507)	(39,174,422)	(3,516,227)	(7,355,372)	(558,156)	(8,279,671)
Net gain (loss) on investments	(10,300,242)	2,570,003	(21,013,733)	(1,597,911)	(6,642,832)	(452,553)	(3,870,553)
Net increase (decrease) in net assets resulting from operations	$(9,801,768)	$2,038,369	$(22,831,824)	$(1,773,675)	$(6,551,645)	$(494,785)	$(4,067,574)

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Operations (Continued)
For the year ended December 31, 2018

	Janus Henderson Global Research Portfolio— Service Shares	MFS® International Value Portfolio— Service Class	MFS® Investors Trust Series— Initial Class	MFS® Investors Trust Series— Service Class	MFS® Research Series— Initial Class	MFS® Research Series— Service Class	Morgan Stanley VIF U.S. Real Estate Portfolio— Class II
INVESTMENT INCOME (LOSS):
Dividend income	$335,730	$59,199	$51,725	$182,668	$69,655	$80,323	$546,351
Mortality and expense risk charges	(488,789)	(75,034)	(108,763)	(559,909)	(129,378)	(249,928)	(311,010)
Administrative charges	(54,916)	(6,286)	(15,878)	(77,385)	(18,350)	(29,336)	(33,557)
Net investment income (loss)	(207,975)	(22,121)	(72,916)	(454,626)	(78,073)	(198,941)	201,784
REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	7,067,509	1,073,330	1,596,407	6,217,742	1,478,506	3,858,747	8,156,300
Cost of investments sold	(4,321,985)	(1,058,806)	(1,008,770)	(5,774,719)	(915,842)	(3,429,895)	(7,967,172)
Net realized gain (loss) on investments	2,745,524	14,524	587,637	443,023	562,664	428,852	189,128
Realized gain distribution received	—	73,601	359,464	1,839,719	1,150,652	2,067,179	—
Change in unrealized appreciation (depreciation) on investments	(5,337,503)	(953,160)	(1,371,739)	(4,991,500)	(2,157,107)	(3,693,579)	(2,482,512)
Net gain (loss) on investments	(2,591,979)	(865,035)	(424,638)	(2,708,758)	(443,791)	(1,197,548)	(2,293,384)
Net increase (decrease) in net assets resulting from operations	$(2,799,954)	$(887,156)	$(497,554)	$(3,163,384)	$(521,864)	$(1,396,489)	$(2,091,600)

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Operations (Continued)
For the year ended December 31, 2018

	Neuberger Berman AMT Mid Cap Growth Portfolio— Class I	Neuberger Berman AMT Mid Cap Growth Portfolio— Class S	PIMCO VIT International Bond Portfolio (U.S. Dollar- Hedged)— Advisor Class	PIMCO VIT Low Duration Portfolio— Advisor Class	PIMCO VIT Total Return Portfolio— Advisor Class	Victory VIF Diversified Stock Fund— Class A Shares
INVESTMENT INCOME (LOSS):
Dividend income	$—	$—	$1,015,699	$364,849	$2,057,829	$58,429
Mortality and expense risk charges	(20,519)	(1,009,127)	(1,201,950)	(283,998)	(1,205,280)	(193,651)
Administrative charges	(2,445)	(120,141)	(177,731)	(30,315)	(178,594)	(33,808)
Net investment income (loss)	(22,964)	(1,129,268)	(363,982)	50,536	673,955	(169,030)
REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	212,357	17,786,118	15,157,411	8,417,816	12,969,270	2,796,511
Cost of investments sold	(194,440)	(16,445,401)	(15,227,409)	(8,498,586)	(13,451,826)	(2,278,708)
Net realized gain (loss) on investments	17,917	1,340,717	(69,998)	(80,770)	(482,556)	517,803
Realized gain distribution received	103,174	5,585,171	269,451	—	1,052,804	2,294,267
Change in unrealized appreciation (depreciation) on investments	(193,766)	(11,103,005)	452,487	(240,822)	(3,048,184)	(4,618,509)
Net gain (loss) on investments	(72,675)	(4,177,117)	651,940	(321,592)	(2,477,936)	(1,806,439)
Net increase (decrease) in net assets resulting from operations	$(95,639)	$(5,306,385)	$287,958	$(271,056)	$(1,803,981)	$(1,975,469)

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets
For the years ended December 31, 2018
and December 31, 2017

	MainStay VP Absolute Return Multi-Strategy— Service Class		MainStay VP Balanced— Service Class		MainStay VP Bond— Initial Class		MainStay VP Bond— Service Class
INCREASE (DECREASE) IN NET ASSETS:	2018	2017	2018	2017	2018	2017	2018	2017
Operations:
Net investment income (loss)	$(1,090,537)	$(625,779)	$(319,795)	$(707,191)	$514,886	$444,520	$894,306	$615,367
Net realized gain (loss) on investments	(11,282,706)	(2,518,148)	2,838,275	5,674,950	(467,318)	(244,435)	(1,497,172)	(917,274)
Realized gain distribution received	—	—	5,289,178	2,597,376	113,266	419,832	262,744	948,484
Change in unrealized appreciation/(depreciation) on investments	6,877,296	1,564,561	(18,565,951)	2,353,984	(1,307,610)	510,636	(2,499,076)	1,464,498

Net increase (decrease) in net assets resulting from operations	(5,495,947)	(1,579,366)	(10,758,293)	9,919,119	(1,146,776)	1,130,553	(2,839,198)	2,111,075
Contributions and (withdrawals):
Payments received from policyowners	3,483,296	7,559,654	5,443,129	6,790,890	243,078	289,891	6,449,482	3,235,835
Policyowners' surrenders	(6,794,484)	(6,943,786)	(16,144,859)	(17,943,299)	(4,327,585)	(5,590,330)	(17,306,318)	(17,329,331)
Policyowners' annuity and death benefits	(479,136)	(400,134)	(1,369,401)	(1,619,134)	(906,919)	(902,319)	(1,405,372)	(1,145,384)
Net transfers from (to) Fixed Account	4,851,932	7,908,559	637,816	4,207,576	(462,223)	(453,563)	2,743,481	1,599,365
Transfers between Investment Divisions	(72,669,520)	1,257,630	(3,890,100)	1,733,434	(232,810)	(185,328)	2,359,379	(2,563,346)

Net contributions and (withdrawals)	(71,607,912)	9,381,923	(15,323,415)	(6,830,533)	(5,686,459)	(6,841,649)	(7,159,348)	(16,202,861)

Increase (decrease) in net assets	(77,103,859)	7,802,557	(26,081,708)	3,088,586	(6,833,235)	(5,711,096)	(9,998,546)	(14,091,786)

NET ASSETS:
Beginning of period	77,103,859	69,301,302	131,532,370	128,443,784	45,536,661	51,247,757	102,028,550	116,120,336
End of period	$—	$77,103,859	$105,450,662	$131,532,370	$38,703,426	$45,536,661	$92,030,004	$102,028,550

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2018
and December 31, 2017

	MainStay VP Conservative Allocation— Service Class		MainStay VP Cushing® Renaissance Advantage— Service Class		MainStay VP Eagle Small Cap Growth— Initial Class		MainStay VP Eagle Small Cap Growth— Service Class
INCREASE (DECREASE) IN NET ASSETS:	2018	2017	2018	2017	2018	2017	2018	2017
Operations:
Net investment income (loss)	$1,345,011	$708,570	$(96,522)	$(115,370)	$(828,740)	$(866,153)	$(537,672)	$(507,558)
Net realized gain (loss) on investments	(1,804,359)	(2,020,901)	85,685	304,841	3,584,077	2,922,006	1,683,377	1,159,652
Realized gain distribution received	—	—	—	—	2,648,469	2,615,156	1,897,252	1,567,559
Change in unrealized appreciation/(depreciation) on investments	(22,099,261)	26,360,662	(1,863,578)	44,057	(9,673,221)	5,975,326	(6,786,065)	3,790,850

Net increase (decrease) in net assets resulting from operations	(22,558,609)	25,048,331	(1,874,415)	233,528	(4,269,415)	10,646,335	(3,743,108)	6,010,503
Contributions and (withdrawals):
Payments received from policyowners	10,000,291	12,896,461	367,972	736,521	647,663	770,593	2,331,170	1,725,203
Policyowners' surrenders	(39,218,397)	(39,093,846)	(851,123)	(1,016,541)	(7,835,280)	(8,635,029)	(5,515,133)	(4,966,067)
Policyowners' annuity and death benefits	(4,074,311)	(3,113,909)	(126,183)	(88,274)	(396,575)	(450,002)	(205,744)	(123,217)
Net transfers from (to) Fixed Account	3,624,868	7,223,381	411,536	1,135,513	(345,767)	(366,134)	376,522	509,690
Transfers between Investment Divisions	(4,124,183)	3,051,955	(570,453)	(657,275)	(1,674,564)	(1,966,619)	3,317,994	210,306

Net contributions and (withdrawals)	(33,791,732)	(19,035,958)	(768,251)	109,944	(9,604,523)	(10,647,191)	304,809	(2,644,085)

Increase (decrease) in net assets	(56,350,341)	6,012,373	(2,642,666)	343,472	(13,873,938)	(856)	(3,438,299)	3,366,418

NET ASSETS:
Beginning of period	301,087,263	295,074,890	7,183,388	6,839,916	55,778,726	55,779,582	33,844,818	30,478,400
End of period	$244,736,922	$301,087,263	$4,540,722	$7,183,388	$41,904,788	$55,778,726	$30,406,519	$33,844,818

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2018
and December 31, 2017

	MainStay VP Emerging Markets Equity— Initial Class		MainStay VP Emerging Markets Equity— Service Class		MainStay VP Epoch U.S. Equity Yield— Initial Class		MainStay VP Epoch U.S. Equity Yield— Service Class
INCREASE (DECREASE) IN NET ASSETS:	2018	2017	2018	2017	2018	2017	2018	2017
Operations:
Net investment income (loss)	$(24,006)	$(44,638)	$(297,524)	$(427,497)	$669,107	$(227,738)	$448,426	$(1,140,060)
Net realized gain (loss) on investments	(129,108)	(328,175)	106,485	(1,486,848)	5,890,631	6,788,524	7,945,381	11,252,571
Realized gain distribution received	—	—	—	—	7,232,928	—	12,328,879	—
Change in unrealized appreciation/(depreciation) on investments	(3,362,583)	6,037,350	(13,054,745)	23,750,190	(21,089,657)	12,862,298	(33,662,817)	22,620,484

Net increase (decrease) in net assets resulting from operations	(3,515,697)	5,664,537	(13,245,784)	21,835,845	(7,296,991)	19,423,084	(12,940,131)	32,732,995
Contributions and (withdrawals):
Payments received from policyowners	206,279	230,116	1,134,579	2,866,199	788,942	1,082,150	4,815,764	6,807,490
Policyowners' surrenders	(1,406,445)	(2,377,880)	(9,249,358)	(10,439,510)	(12,031,724)	(15,638,335)	(28,126,894)	(34,115,800)
Policyowners' annuity and death benefits	(169,006)	(183,486)	(382,366)	(222,083)	(1,838,917)	(1,936,712)	(1,711,136)	(1,516,726)
Net transfers from (to) Fixed Account	(79,100)	(161,564)	(212,207)	(65,803)	(964,043)	(879,874)	(47,457)	89,562
Transfers between Investment Divisions	(1,668,105)	1,878,929	(2,579,497)	848,027	(2,157,684)	(2,056,867)	(5,992,110)	(7,612,057)

Net contributions and (withdrawals)	(3,116,377)	(613,885)	(11,288,849)	(7,013,170)	(16,203,426)	(19,429,638)	(31,061,833)	(36,347,531)

Increase (decrease) in net assets	(6,632,074)	5,050,652	(24,534,633)	14,822,675	(23,500,417)	(6,554)	(44,001,964)	(3,614,536)

NET ASSETS:
Beginning of period	18,540,074	13,489,422	70,067,905	55,245,230	122,979,401	122,985,955	210,535,541	214,150,077
End of period	$11,908,000	$18,540,074	$45,533,272	$70,067,905	$99,478,984	$122,979,401	$166,533,577	$210,535,541

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2018
and December 31, 2017

	MainStay VP Epoch U.S. Small Cap— Initial Class		MainStay VP Epoch U.S. Small Cap— Service Class		MainStay VP Fidelity Institutional AM® Utilities— Initial Class		MainStay VP Fidelity Institutional AM® Utilities— Service Class
INCREASE (DECREASE) IN NET ASSETS:	2018	2017	2018	2017	2018	2017	2018	2017
Operations:
Net investment income (loss)	$(177,044)	$(249,582)	$(737,145)	$(958,012)	$(4,100)	$26,325	$(2,682,931)	$9,067,336
Net realized gain (loss) on investments	1,309,922	1,937,213	2,445,276	5,059,123	(15,083)	27,572	7,405,410	7,382,610
Realized gain distribution received	2,439,907	2,175,933	7,788,438	6,939,213	1,817	—	614,985	—
Change in unrealized appreciation/(depreciation) on investments	(7,283,957)	(678,273)	(20,993,466)	(1,545,676)	15,578	88,919	(8,489,175)	32,856,941

Net increase (decrease) in net assets resulting from operations	(3,711,172)	3,185,291	(11,496,897)	9,494,648	(1,788)	142,816	(3,151,711)	49,306,887
Contributions and (withdrawals):
Payments received from policyowners	226,996	176,633	2,959,542	3,528,428	—	(1)	13,409,509	19,185,054
Policyowners' surrenders	(1,931,610)	(2,859,820)	(9,935,313)	(11,946,717)	(66,259)	(91,399)	(52,717,042)	(58,224,785)
Policyowners' annuity and death benefits	(188,767)	(392,108)	(407,504)	(312,757)	(14,633)	(23,351)	(4,087,991)	(3,233,601)
Net transfers from (to) Fixed Account	(280,660)	(148,635)	523,569	1,050,193	(14,480)	(29,984)	6,222,106	7,421,707
Transfers between Investment Divisions	(957,913)	(43,761)	(2,188,546)	(1,658,558)	(8,263)	(54,532)	(18,664,322)	(6,070,525)

Net contributions and (withdrawals)	(3,131,954)	(3,267,691)	(9,048,252)	(9,339,411)	(103,635)	(199,267)	(55,837,740)	(40,922,150)

Increase (decrease) in net assets	(6,843,126)	(82,400)	(20,545,149)	155,237	(105,423)	(56,451)	(58,989,451)	8,384,737

NET ASSETS:
Beginning of period	24,444,352	24,526,752	74,224,869	74,069,632	1,095,404	1,151,855	409,895,586	401,510,849
End of period	$17,601,226	$24,444,352	$53,679,720	$74,224,869	$989,981	$1,095,404	$350,906,135	$409,895,586

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2018
and December 31, 2017

	MainStay VP Floating Rate— Service Class		MainStay VP Growth Allocation— Service Class		MainStay VP Income Builder— Initial Class		MainStay VP Income Builder— Service Class
INCREASE (DECREASE) IN NET ASSETS:	2018	2017	2018	2017	2018	2017	2018	2017
Operations:
Net investment income (loss)	$5,510,520	$4,696,780	$(796,838)	$(1,625,562)	$744,488	$1,422,685	$1,067,253	$2,109,096
Net realized gain (loss) on investments	(989,999)	(721,963)	3,232,893	3,299,973	2,374,117	3,016,911	(885,601)	(36,518)
Realized gain distribution received	—	—	7,255,157	3,381,009	2,518,607	—	4,980,189	—
Change in unrealized appreciation/(depreciation) on investments	(8,580,954)	108,766	(37,470,254)	29,527,592	(9,560,647)	2,270,602	(13,163,929)	9,234,730

Net increase (decrease) in net assets resulting from operations	(4,060,433)	4,083,583	(27,779,042)	34,583,012	(3,923,435)	6,710,198	(8,002,088)	11,307,308
Contributions and (withdrawals):
Payments received from policyowners	14,769,243	11,543,547	10,105,378	14,661,330	502,893	1,310,829	6,423,144	9,602,554
Policyowners' surrenders	(30,290,353)	(33,158,086)	(20,472,400)	(24,027,621)	(5,154,200)	(7,567,029)	(13,940,892)	(15,637,186)
Policyowners' annuity and death benefits	(2,045,781)	(2,861,566)	(898,303)	(921,839)	(1,237,262)	(1,116,800)	(1,142,054)	(928,657)
Net transfers from (to) Fixed Account	2,681,272	6,226,595	7,419,068	10,079,631	(306,999)	(811,787)	6,272,276	6,133,272
Transfers between Investment Divisions	20,840,517	(659,479)	(3,187,387)	(3,846,876)	(741,361)	981,620	(7,434,922)	1,477,713

Net contributions and (withdrawals)	5,954,898	(18,908,989)	(7,033,644)	(4,055,375)	(6,936,929)	(7,203,167)	(9,822,448)	647,696

Increase (decrease) in net assets	1,894,465	(14,825,406)	(34,812,686)	30,527,637	(10,860,364)	(492,969)	(17,824,536)	11,955,004

NET ASSETS:
Beginning of period	191,162,085	205,987,491	201,728,227	171,200,590	63,743,068	64,236,037	119,986,584	108,031,580
End of period	$193,056,550	$191,162,085	$166,915,541	$201,728,227	$52,882,704	$63,743,068	$102,162,048	$119,986,584

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2018
and December 31, 2017

	MainStay VP Indexed Bond— Service Class		MainStay VP IQ Hedge Multi- Strategy— Service Class	MainStay VP Janus Henderson Balanced— Initial Class		MainStay VP Janus Henderson Balanced— Service Class
INCREASE (DECREASE) IN NET ASSETS:	2018	2017 (a)	2018 (b)	2018	2017	2018	2017
Operations:
Net investment income (loss)	$87,328	$3,685	$291,836	$500,119	$481,893	$70,310	$(97,251)
Net realized gain (loss) on investments	(21,042)	246	(24,851)	7,064,722	5,919,185	7,418,217	6,161,875
Realized gain distribution received	—	85	—	9,104,880	7,388,560	11,903,792	8,239,782
Change in unrealized appreciation/(depreciation) on investments	(25,152)	(4,721)	(1,600,532)	(17,711,693)	13,876,321	(22,666,345)	14,878,387

Net increase (decrease) in net assets resulting from operations	41,134	(705)	(1,333,547)	(1,041,972)	27,665,959	(3,274,026)	29,182,793
Contributions and (withdrawals):
Payments received from policyowners	3,483,996	166,610	109,619	1,126,479	1,748,353	18,334,221	11,948,974
Policyowners' surrenders	(306,918)	(36,732)	(519,711)	(20,009,113)	(20,501,607)	(28,764,022)	(27,758,663)
Policyowners' annuity and death benefits	(4,922)	—	(38,849)	(3,212,115)	(2,734,998)	(2,338,990)	(1,341,108)
Net transfers from (to) Fixed Account	2,025,075	55,609	(132,964)	(1,135,518)	(954,533)	6,812,979	7,084,802
Transfers between Investment Divisions	3,302,979	439,011	70,394,199	(1,485,795)	(1,528,872)	11,637,833	5,599,715

Net contributions and (withdrawals)	8,500,210	624,498	69,812,294	(24,716,062)	(23,971,657)	5,682,021	(4,466,280)

Increase (decrease) in net assets	8,541,344	623,793	68,478,747	(25,758,034)	3,694,302	2,407,995	24,716,513

NET ASSETS:
Beginning of period	623,793	—	—	182,287,683	178,593,381	210,090,068	185,373,555
End of period	$9,165,137	$623,793	$68,478,747	$156,529,649	$182,287,683	$212,498,063	$210,090,068

(a) For the period May 1, 2017 (commencement of Investment Division) through December 31, 2017.
(b) For the period November 30, 2018 (commencement of Investment Division) through December 31, 2018.

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2018
and December 31, 2017

	MainStay VP Large Cap Growth— Initial Class		MainStay VP Large Cap Growth— Service Class		MainStay VP MacKay Common Stock— Initial Class		MainStay VP MacKay Common Stock— Service Class
INCREASE (DECREASE) IN NET ASSETS:	2018	2017	2018	2017	2018	2017	2018	2017
Operations:
Net investment income (loss)	$(682,137)	$(597,537)	$(2,613,199)	$(2,175,886)	$58,372	$(93,757)	$(145,874)	$(248,621)
Net realized gain (loss) on investments	3,004,914	3,239,888	6,654,233	4,890,987	6,943,678	6,170,787	2,893,833	4,121,646
Realized gain distribution received	6,117,364	1,450,879	22,957,887	5,018,115	7,325,272	3,487,476	6,012,254	2,638,713
Change in unrealized appreciation/(depreciation) on investments	(7,408,405)	6,408,235	(25,020,947)	26,679,238	(19,652,504)	6,828,723	(13,413,488)	5,397,498

Net increase (decrease) in net assets resulting from operations	1,031,736	10,501,465	1,977,974	34,412,454	(5,325,182)	16,393,229	(4,653,275)	11,909,236
Contributions and (withdrawals):
Payments received from policyowners	440,801	561,756	14,519,891	9,544,270	618,832	909,925	4,402,601	5,421,824
Policyowners' surrenders	(4,993,148)	(4,753,212)	(23,108,647)	(20,069,492)	(8,045,918)	(9,240,186)	(7,454,366)	(9,054,455)
Policyowners' annuity and death benefits	(848,226)	(369,945)	(1,316,278)	(1,162,771)	(1,334,468)	(1,925,751)	(445,694)	(378,307)
Net transfers from (to) Fixed Account	(370,773)	(268,809)	5,353,963	3,003,449	(647,372)	(723,735)	2,336,226	3,202,990
Transfers between Investment Divisions	2,571,160	746,861	7,683,869	3,575,944	(1,379,268)	(1,394,641)	(2,118,163)	(3,655,201)

Net contributions and (withdrawals)	(3,200,186)	(4,083,349)	3,132,798	(5,108,600)	(10,788,194)	(12,374,388)	(3,279,396)	(4,463,149)

Increase (decrease) in net assets	(2,168,450)	6,418,116	5,110,772	29,303,854	(16,113,376)	4,018,841	(7,932,671)	7,446,087

NET ASSETS:
Beginning of period	42,383,105	35,964,989	145,740,457	116,436,603	87,964,892	83,946,051	67,303,858	59,857,771
End of period	$40,214,655	$42,383,105	$150,851,229	$145,740,457	$71,851,516	$87,964,892	$59,371,187	$67,303,858

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2018
and December 31, 2017

	MainStay VP MacKay Convertible— Initial Class		MainStay VP MacKay Convertible— Service Class		MainStay VP MacKay Government— Initial Class		MainStay VP MacKay Government— Service Class
INCREASE (DECREASE) IN NET ASSETS:	2018	2017	2018	2017	2018	2017	2018	2017
Operations:
Net investment income (loss)	$107,596	$187,226	$(348,033)	$(158,381)	$262,837	$332,623	$354,865	$413,109
Net realized gain (loss) on investments	4,251,559	4,141,256	3,550,598	3,404,690	(573,032)	(514,686)	(1,123,138)	(1,290,465)
Realized gain distribution received	2,490,989	1,216,770	7,193,818	3,012,391	—	—	—	—
Change in unrealized appreciation/(depreciation) on investments	(8,972,277)	1,639,012	(18,501,397)	10,075,235	(159,514)	381,701	(260,198)	1,043,864

Net increase (decrease) in net assets resulting from operations	(2,122,133)	7,184,264	(8,105,014)	16,333,935	(469,709)	199,638	(1,028,471)	166,508
Contributions and (withdrawals):
Payments received from policyowners	536,095	890,426	17,378,161	12,660,805	191,866	256,737	3,527,152	1,640,804
Policyowners' surrenders	(8,422,351)	(8,917,326)	(29,897,780)	(25,130,909)	(2,659,321)	(3,891,283)	(8,422,651)	(9,393,635)
Policyowners' annuity and death benefits	(1,785,532)	(870,488)	(2,009,048)	(1,338,293)	(272,271)	(425,143)	(860,928)	(934,309)
Net transfers from (to) Fixed Account	(595,590)	(668,708)	7,076,781	6,730,946	(321,501)	(173,671)	1,461,396	521,816
Transfers between Investment Divisions	1,914,424	822,277	9,642,704	10,554,174	6,963	(881,532)	1,383,100	(4,307,171)

Net contributions and (withdrawals)	(8,352,954)	(8,743,819)	2,190,818	3,476,723	(3,054,264)	(5,114,892)	(2,911,931)	(12,472,495)

Increase (decrease) in net assets	(10,475,087)	(1,559,555)	(5,914,196)	19,810,658	(3,523,973)	(4,915,254)	(3,940,402)	(12,305,987)

NET ASSETS:
Beginning of period	71,170,125	72,729,680	183,987,747	164,177,089	28,899,557	33,814,811	54,886,299	67,192,286
End of period	$60,695,038	$71,170,125	$178,073,551	$183,987,747	$25,375,584	$28,899,557	$50,945,897	$54,886,299

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2018
and December 31, 2017

	MainStay VP MacKay Growth— Initial Class		MainStay VP MacKay Growth— Service Class		MainStay VP MacKay High Yield Corporate Bond— Initial Class		MainStay VP MacKay High Yield Corporate Bond— Service Class
INCREASE (DECREASE) IN NET ASSETS:	2018	2017	2018	2017	2018	2017	2018	2017
Operations:
Net investment income (loss)	$(767,011)	$(1,007,967)	$(364,881)	$(453,828)	$7,671,138	$9,148,379	$28,856,901	$31,017,966
Net realized gain (loss) on investments	3,583,546	2,641,428	952,388	272,074	1,567,956	4,883,774	39,489	8,772,952
Realized gain distribution received	5,226,549	585,388	1,721,400	203,920	—	—	—	—
Change in unrealized appreciation/(depreciation) on investments	(11,962,238)	18,758,596	(3,575,282)	7,109,049	(14,234,990)	(2,887,396)	(51,854,547)	(4,211,503)

Net increase (decrease) in net assets resulting from operations	(3,919,154)	20,977,445	(1,266,375)	7,131,215	(4,995,896)	11,144,757	(22,958,157)	35,579,415
Contributions and (withdrawals):
Payments received from policyowners	877,367	1,118,870	567,594	1,099,145	1,332,492	2,842,165	46,067,687	56,885,355
Policyowners' surrenders	(6,910,838)	(9,081,772)	(3,869,191)	(4,744,849)	(21,742,393)	(32,247,556)	(97,658,429)	(108,271,884)
Policyowners' annuity and death benefits	(1,218,064)	(1,649,651)	(109,660)	(243,276)	(5,014,802)	(5,225,730)	(7,866,729)	(8,512,961)
Net transfers from (to) Fixed Account	(1,216,840)	(286,546)	(512)	205,968	(2,041,968)	(1,693,915)	16,080,924	22,695,371
Transfers between Investment Divisions	(1,239,899)	(1,681,808)	(1,774,742)	(409,402)	(2,032,214)	(919,070)	(23,156,404)	4,347,620

Net contributions and (withdrawals)	(9,708,274)	(11,580,907)	(5,186,511)	(4,092,414)	(29,498,885)	(37,244,106)	(66,532,951)	(32,856,499)

Increase (decrease) in net assets	(13,627,428)	9,396,538	(6,452,886)	3,038,801	(34,494,781)	(26,099,349)	(89,491,108)	2,722,916

NET ASSETS:
Beginning of period	88,291,469	78,894,931	30,408,425	27,369,624	197,007,002	223,106,351	749,677,127	746,954,211
End of period	$74,664,041	$88,291,469	$23,955,539	$30,408,425	$162,512,221	$197,007,002	$660,186,019	$749,677,127

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2018
and December 31, 2017

	MainStay VP MacKay International Equity— Initial Class		MainStay VP MacKay International Equity— Service Class		MainStay VP MacKay Mid Cap Core— Initial Class		MainStay VP MacKay Mid Cap Core— Service Class
INCREASE (DECREASE) IN NET ASSETS:	2018	2017	2018	2017	2018	2017	2018	2017
Operations:
Net investment income (loss)	$(91,811)	$(225,239)	$(704,405)	$(1,330,849)	$(303,407)	$(261,790)	$(1,441,986)	$(1,317,221)
Net realized gain (loss) on investments	1,303,846	1,497,242	7,398,296	5,297,958	1,968,753	2,771,148	4,664,486	5,344,406
Realized gain distribution received	432,121	—	1,803,529	—	6,323,417	673,058	20,205,005	2,071,111
Change in unrealized appreciation/(depreciation) on investments	(4,667,053)	5,175,174	(21,246,656)	22,840,904	(14,492,121)	6,035,117	(44,839,289)	21,049,744

Net increase (decrease) in net assets resulting from operations	(3,022,897)	6,447,177	(12,749,236)	26,808,013	(6,503,358)	9,217,533	(21,411,784)	27,148,040
Contributions and (withdrawals):
Payments received from policyowners	254,940	162,033	4,877,683	3,866,152	390,300	540,881	9,053,545	8,427,263
Policyowners' surrenders	(2,339,985)	(3,565,648)	(16,095,666)	(16,229,816)	(7,004,011)	(7,340,158)	(24,740,632)	(27,651,271)
Policyowners' annuity and death benefits	(243,031)	(352,332)	(760,616)	(609,465)	(667,032)	(513,948)	(1,502,887)	(1,011,885)
Net transfers from (to) Fixed Account	(384,582)	(354,598)	732,880	399,986	(262,635)	(557,591)	2,563,270	2,433,887
Transfers between Investment Divisions	99,277	1,451,937	(4,322,827)	3,521,978	(1,783,606)	(1,079,977)	(2,854,431)	(4,870,184)

Net contributions and (withdrawals)	(2,613,381)	(2,658,608)	(15,568,546)	(9,051,165)	(9,326,984)	(8,950,793)	(17,481,135)	(22,672,190)

Increase (decrease) in net assets	(5,636,278)	3,788,569	(28,317,782)	17,756,848	(15,830,342)	266,740	(38,892,919)	4,475,850

NET ASSETS:
Beginning of period	25,824,003	22,035,434	110,234,536	92,477,688	58,210,634	57,943,894	177,186,113	172,710,263
End of period	$20,187,725	$25,824,003	$81,916,754	$110,234,536	$42,380,292	$58,210,634	$138,293,194	$177,186,113

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2018
and December 31, 2017

	MainStay VP MacKay S&P 500 Index— Initial Class		MainStay VP MacKay S&P 500 Index— Service Class		MainStay VP MacKay Small Cap Core— Service Class		MainStay VP MacKay Unconstrained Bond— Service Class
INCREASE (DECREASE) IN NET ASSETS:	2018	2017	2018	2017	2018	2017	2018	2017
Operations:
Net investment income (loss)	$(133,420)	$(129,498)	$(973,499)	$(784,420)	$(823,398)	$(843,110)	$3,184,481	$2,647,465
Net realized gain (loss) on investments	16,028,521	15,036,898	21,425,050	18,633,252	1,875,071	1,682,607	(1,537,315)	(1,100,320)
Realized gain distribution received	3,394,005	2,719,723	5,516,365	3,925,188	6,596,778	855,194	—	—
Change in unrealized appreciation/(depreciation) on investments	(28,817,814)	15,946,628	(43,577,990)	23,633,789	(16,040,512)	4,243,142	(8,633,133)	4,324,558

Net increase (decrease) in net assets resulting from operations	(9,528,708)	33,573,751	(17,610,074)	45,407,809	(8,392,061)	5,937,833	(6,985,967)	5,871,703
Contributions and (withdrawals):
Payments received from policyowners	1,848,275	1,527,553	29,956,310	22,693,754	3,063,394	2,537,609	10,316,149	20,288,622
Policyowners' surrenders	(17,091,722)	(19,429,882)	(37,496,099)	(35,815,484)	(8,347,133)	(8,617,504)	(25,829,737)	(23,274,761)
Policyowners' annuity and death benefits	(3,534,808)	(3,277,448)	(1,606,937)	(2,235,390)	(246,689)	(230,497)	(1,994,330)	(2,156,151)
Net transfers from (to) Fixed Account	(2,598,523)	(1,284,838)	9,133,230	13,120,650	479,572	590,114	11,451,826	21,182,929
Transfers between Investment Divisions	(1,530,242)	669,404	(1,768,503)	12,076,320	722,697	(2,818,134)	(11,222,429)	10,203,750

Net contributions and (withdrawals)	(22,907,020)	(21,795,211)	(1,781,999)	9,839,850	(4,328,159)	(8,538,412)	(17,278,521)	26,244,389

Increase (decrease) in net assets	(32,435,728)	11,778,540	(19,392,073)	55,247,659	(12,720,220)	(2,600,579)	(24,264,488)	32,116,092

NET ASSETS:
Beginning of period	191,942,544	180,164,004	283,672,213	228,424,554	53,191,444	55,792,023	232,384,286	200,268,194
End of period	$159,506,816	$191,942,544	$264,280,140	$283,672,213	$40,471,224	$53,191,444	$208,119,798	$232,384,286

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2018
and December 31, 2017

	MainStay VP Mellon Natural Resources— Initial Class		MainStay VP Moderate Allocation— Service Class		MainStay VP Moderate Growth Allocation— Service Class		MainStay VP PIMCO Real Return— Service Class
INCREASE (DECREASE) IN NET ASSETS:	2018	2017	2018	2017	2018	2017	2018	2017
Operations:
Net investment income (loss)	$(1,715,570)	$(2,042,894)	$1,504,882	$(575,306)	$(128,082)	$(2,155,676)	$(203,167)	$(153,322)
Net realized gain (loss) on investments	(8,232,276)	(12,719,954)	1,953,101	1,609,565	8,682,763	9,432,963	(2,647,251)	(2,915,561)
Realized gain distribution received	—	—	11,527,473	1,691,359	19,744,958	9,143,856	—	—
Change in unrealized appreciation/(depreciation) on investments	(23,122,258)	10,302,441	(53,524,613)	43,928,809	(85,469,597)	54,227,895	(229,716)	4,167,298

Net increase (decrease) in net assets resulting from operations	(33,070,104)	(4,460,407)	(38,539,157)	46,654,427	(57,169,958)	70,649,038	(3,080,134)	1,098,415
Contributions and (withdrawals):
Payments received from policyowners	3,400,510	4,608,820	19,840,849	24,092,088	16,496,049	27,653,447	4,848,399	4,362,173
Policyowners' surrenders	(17,544,791)	(19,819,836)	(50,187,057)	(50,709,704)	(56,394,279)	(54,196,134)	(9,822,105)	(9,961,571)
Policyowners' annuity and death benefits	(801,028)	(948,504)	(2,856,453)	(4,497,937)	(3,001,958)	(2,750,091)	(628,325)	(872,935)
Net transfers from (to) Fixed Account	235,924	457,044	12,223,260	12,465,412	12,122,034	13,748,232	3,198,982	3,256,841
Transfers between Investment Divisions	(1,499,819)	(5,825,625)	(1,642,690)	(2,685,630)	(7,538,643)	(6,205,610)	228,398	(555,011)

Net contributions and (withdrawals)	(16,209,204)	(21,528,101)	(22,622,091)	(21,335,771)	(38,316,797)	(21,750,156)	(2,174,651)	(3,770,503)

Increase (decrease) in net assets	(49,279,308)	(25,988,508)	(61,161,248)	25,318,656	(95,486,755)	48,898,882	(5,254,785)	(2,672,088)

NET ASSETS:
Beginning of period	126,356,323	152,344,831	399,746,754	374,428,098	492,065,635	443,166,753	71,703,755	74,375,843
End of period	$77,077,015	$126,356,323	$338,585,506	$399,746,754	$396,578,880	$492,065,635	$66,448,970	$71,703,755

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2018
and December 31, 2017

	MainStay VP T. Rowe Price Equity Income— Initial Class		MainStay VP T. Rowe Price Equity Income— Service Class		MainStay VP U.S. Government Money Market— Initial Class		American Funds IS Asset Allocation Fund— Class 4
INCREASE (DECREASE) IN NET ASSETS:	2018	2017	2018	2017	2018	2017	2018 (c)
Operations:
Net investment income (loss)	$232,398	$321,385	$60,168	$369,964	$(238,696)	$(1,408,918)	$84,008
Net realized gain (loss) on investments	2,505,946	2,720,813	6,173,424	6,771,518	(2,127)	(1,093)	(44,815)
Realized gain distribution received	4,525,733	2,522,480	10,455,816	6,146,648	—	—	33,215
Change in unrealized appreciation/(depreciation) on investments	(12,372,204)	1,942,728	(28,810,382)	4,196,598	2,113	(11,063)	(904,924)

Net increase (decrease) in net assets resulting from operations	(5,108,127)	7,507,406	(12,120,974)	17,484,728	(238,710)	(1,421,074)	(832,516)
Contributions and (withdrawals):
Payments received from policyowners	277,167	387,341	1,390,148	4,621,737	8,178,789	9,385,547	3,501,257
Policyowners' surrenders	(6,059,850)	(6,489,936)	(19,035,244)	(20,494,389)	(36,607,708)	(35,385,291)	(917,676)
Policyowners' annuity and death benefits	(703,230)	(744,443)	(1,838,604)	(1,072,730)	(4,634,306)	(2,461,508)	(32,408)
Net transfers from (to) Fixed Account	(649,975)	(463,006)	(140,374)	4,279,054	(680,262)	(3,124,842)	739,444
Transfers between Investment Divisions	(920,044)	(1,417,552)	(5,608,441)	(4,376,259)	46,502,944	(9,226,303)	9,338,809

Net contributions and (withdrawals)	(8,055,932)	(8,727,596)	(25,232,515)	(17,042,587)	12,759,457	(40,812,397)	12,629,426

Increase (decrease) in net assets	(13,164,059)	(1,220,190)	(37,353,489)	442,141	12,520,747	(42,233,471)	11,796,910

NET ASSETS:
Beginning of period	55,717,921	56,938,111	134,036,724	133,594,583	100,809,870	143,043,341	—
End of period	$42,553,862	$55,717,921	$96,683,235	$134,036,724	$113,330,617	$100,809,870	$11,796,910

(c) For the period May 1, 2018 (commencement of Investment Division) through December 31, 2018.

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2018
and December 31, 2017

	American Funds IS Blue Chip Income and Growth Fund— Class 4		American Funds IS Global Small Capitalization Fund— Class 4		American Funds IS Growth Fund— Class 4		American Funds IS New World Fund®— Class 4
INCREASE (DECREASE) IN NET ASSETS:	2018	2017 (d)	2018	2017	2018	2017 (d)	2018	2017
Operations:
Net investment income (loss)	$147,457	$4,156	$(112,034)	$(50,796)	$(55,165)	$111	$(286,290)	$(175,208)
Net realized gain (loss) on investments	(122,435)	18	275,870	(78,854)	(83,714)	3	1,169,171	474,495
Realized gain distribution received	353,970	—	343,496	—	410,727	—	915,657	—
Change in unrealized appreciation/(depreciation) on investments	(2,036,465)	9,385	(1,528,729)	1,036,790	(1,164,457)	1,842	(7,256,387)	5,345,487

Net increase (decrease) in net assets resulting from operations	(1,657,473)	13,559	(1,021,397)	907,140	(892,609)	1,956	(5,457,849)	5,644,774
Contributions and (withdrawals):
Payments received from policyowners	6,446,568	305,067	1,223,737	1,066,857	3,591,254	134,197	4,703,124	3,840,977
Policyowners' surrenders	(785,250)	—	(732,258)	(410,183)	(566,708)	(87)	(3,508,603)	(2,684,782)
Policyowners' annuity and death benefits	(3,545)	—	(42,503)	(16,109)	(4,991)	—	(189,349)	(225,146)
Net transfers from (to) Fixed Account	3,267,633	71,852	853,643	649,174	1,516,085	5,313	3,669,591	3,037,957
Transfers between Investment Divisions	7,846,902	160,082	422,782	1,390,093	4,883,217	232,626	(430,606)	5,514,276

Net contributions and (withdrawals)	16,772,308	537,001	1,725,401	2,679,832	9,418,857	372,049	4,244,157	9,483,282

Increase (decrease) in net assets	15,114,835	550,560	704,004	3,586,972	8,526,248	374,005	(1,213,692)	15,128,056

NET ASSETS:
Beginning of period	550,560	—	6,352,996	2,766,024	374,005	—	32,094,694	16,966,638
End of period	$15,665,395	$550,560	$7,057,000	$6,352,996	$8,900,253	$374,005	$30,881,002	$32,094,694

(d) For the period November 13, 2017 (commencement of Investment Division) through December 31, 2017.

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2018
and December 31, 2017

	BlackRock ® Global Allocation V.I. Fund— Class III		BlackRock ® High Yield V.I. Fund— Class III		ClearBridge Variable Appreciation Portfolio— Class II		Columbia Variable Portfolio— Commodity Strategy Fund— Class 2
INCREASE (DECREASE) IN NET ASSETS:	2018	2017	2018	2017	2018	2017 (a)	2018	2017
Operations:
Net investment income (loss)	$(1,044,489)	$(496,321)	$1,324,398	$1,007,051	$14,823	$1,103	$(26,337)	$74,587
Net realized gain (loss) on investments	(415,052)	(491,614)	(64,739)	(13,773)	10,962	1,736	(52,652)	(31,994)
Realized gain distribution received	5,236,395	1,462,863	—	—	119,078	7,259	—	—
Change in unrealized appreciation/(depreciation) on investments	(15,047,911)	12,897,971	(2,950,459)	528,031	(348,019)	5,094	(206,047)	(45,636)

Net increase (decrease) in net assets resulting from operations	(11,271,057)	13,372,899	(1,690,800)	1,521,309	(203,156)	15,192	(285,036)	(3,043)
Contributions and (withdrawals):
Payments received from policyowners	5,668,835	7,518,073	3,665,591	4,727,979	1,185,688	20,469	162,396	95,227
Policyowners' surrenders	(14,993,646)	(13,467,271)	(3,242,433)	(3,076,340)	(136,964)	(86,054)	(285,340)	(298,390)
Policyowners' annuity and death benefits	(1,103,528)	(1,097,470)	(455,968)	(167,495)	—	—	(69,394)	(48,013)
Net transfers from (to) Fixed Account	4,088,202	6,209,184	3,422,238	3,087,552	878,978	21,472	141,196	297,370
Transfers between Investment Divisions	(557,965)	1,162,550	(1,176,692)	2,632,962	1,155,537	299,302	99,362	138,003

Net contributions and (withdrawals)	(6,898,102)	325,066	2,212,736	7,204,658	3,083,239	255,189	48,220	184,197

Increase (decrease) in net assets	(18,169,159)	13,697,965	521,936	8,725,967	2,880,083	270,381	(236,816)	181,154

NET ASSETS:
Beginning of period	127,301,559	113,603,594	34,873,968	26,148,001	270,381	—	1,767,490	1,586,336
End of period	$109,132,400	$127,301,559	$35,395,904	$34,873,968	$3,150,464	$270,381	$1,530,674	$1,767,490

(a) For the period May 1, 2017 (commencement of Investment Division) through December 31, 2017.

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2018
and December 31, 2017

	Columbia Variable Portfolio— Emerging Markets Bond Fund— Class 2		Columbia Variable Portfolio— Small Cap Value Fund— Class 2		Delaware VIP® Small Cap Value Series— Service Class		Dreyfus IP Technology Growth Portfolio— Initial Shares
INCREASE (DECREASE) IN NET ASSETS:	2018	2017	2018	2017	2018	2017 (d)	2018	2017
Operations:
Net investment income (loss)	$382,281	$246,781	$(605,135)	$(594,723)	$(8,402)	$(21)	$(314,256)	$(237,820)
Net realized gain (loss) on investments	(140,405)	103,607	633,055	2,356,695	(15,606)	4	1,192,165	1,110,504
Realized gain distribution received	—	—	6,368,998	2,998,925	37,136	—	1,025,750	729,627
Change in unrealized appreciation/(depreciation) on investments	(1,548,626)	326,787	(14,526,934)	458,899	(283,317)	115	(2,503,937)	3,522,627

Net increase (decrease) in net assets resulting from operations	(1,306,750)	677,175	(8,130,016)	5,219,796	(270,189)	98	(600,278)	5,124,938
Contributions and (withdrawals):
Payments received from policyowners	4,312,972	2,379,044	1,413,199	2,435,707	533,415	35,248	166,021	141,512
Policyowners' surrenders	(1,266,076)	(957,941)	(6,201,208)	(7,400,669)	(90,464)	(40)	(1,729,414)	(2,315,186)
Policyowners' annuity and death benefits	(25,352)	(116,799)	(293,775)	(543,098)	—	—	(250,766)	(125,308)
Net transfers from (to) Fixed Account	3,028,988	1,801,467	423,934	1,347,303	224,085	148	(31,597)	(97,517)
Transfers between Investment Divisions	78,278	4,400,972	(229,700)	(6,396,473)	1,035,953	34,350	2,173,055	2,658,911

Net contributions and (withdrawals)	6,128,810	7,506,743	(4,887,550)	(10,557,230)	1,702,989	69,706	327,299	262,412

Increase (decrease) in net assets	4,822,060	8,183,918	(13,017,566)	(5,337,434)	1,432,800	69,804	(272,979)	5,387,350

NET ASSETS:
Beginning of period	12,446,317	4,262,399	46,779,706	52,117,140	69,804	—	17,752,553	12,365,203
End of period	$17,268,377	$12,446,317	$33,762,140	$46,779,706	$1,502,604	$69,804	$17,479,574	$17,752,553

(d) For the period November 13, 2017 (commencement of Investment Division) through December 31, 2017.

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2018
and December 31, 2017

	Dreyfus IP Technology Growth Portfolio— Service Shares		DWS Alternative Asset Allocation VIP— Class B		Fidelity ® VIP ContrafundSM Portfolio— Initial Class		Fidelity ® VIP ContrafundSM Portfolio— Service Class 2
INCREASE (DECREASE) IN NET ASSETS:	2018	2017	2018	2017	2018	2017	2018	2017
Operations:
Net investment income (loss)	$(1,599,341)	$(1,202,280)	$(10,265)	$5,007	$(1,068,916)	$(691,735)	$(4,554,409)	$(3,156,018)
Net realized gain (loss) on investments	8,111,661	4,315,599	(34,053)	17,086	5,705,138	5,741,300	18,407,074	20,926,382
Realized gain distribution received	5,353,108	3,582,795	—	—	12,083,716	7,484,024	33,726,142	19,630,384
Change in unrealized appreciation/(depreciation) on investments	(15,109,865)	17,513,271	(2,011,942)	375,719	(25,900,921)	13,222,375	(74,841,370)	27,331,363

Net increase (decrease) in net assets resulting from operations	(3,244,437)	24,209,385	(2,056,260)	397,812	(9,180,983)	25,755,964	(27,262,563)	64,732,111
Contributions and (withdrawals):
Payments received from policyowners	9,776,560	5,369,051	7,001,019	3,215,690	865,128	1,038,396	21,631,121	24,668,733
Policyowners' surrenders	(13,077,412)	(10,262,124)	(1,372,316)	(579,614)	(14,030,212)	(16,157,815)	(52,020,505)	(50,840,827)
Policyowners' annuity and death benefits	(464,796)	(605,181)	(100,035)	(53,797)	(1,550,448)	(2,605,175)	(2,879,994)	(2,350,018)
Net transfers from (to) Fixed Account	4,976,548	3,099,031	5,618,692	3,807,295	(1,012,329)	(1,612,584)	10,409,569	13,752,406
Transfers between Investment Divisions	607,421	8,891,372	3,826,908	1,522,556	(1,284,296)	(165,807)	(12,080,038)	(6,884,589)

Net contributions and (withdrawals)	1,818,321	6,492,149	14,974,268	7,912,130	(17,012,157)	(19,502,985)	(34,939,847)	(21,654,295)

Increase (decrease) in net assets	(1,426,116)	30,701,534	12,918,008	8,309,942	(26,193,140)	6,252,979	(62,202,410)	43,077,816

NET ASSETS:
Beginning of period	88,681,650	57,980,116	11,867,066	3,557,124	141,710,478	135,457,499	384,114,801	341,036,985
End of period	$87,255,534	$88,681,650	$24,785,074	$11,867,066	$115,517,338	$141,710,478	$321,912,391	$384,114,801

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2018
and December 31, 2017

	Fidelity ® VIP Emerging Markets Portfolio— Service Class 2	Fidelity ® VIP Equity-IncomeSM Portfolio— Initial Class		Fidelity ® VIP Equity-IncomeSM Portfolio— Service Class 2		Fidelity ® VIP Growth Opportunities Portfolio— Service Class 2
INCREASE (DECREASE) IN NET ASSETS:	2018 (c)	2018	2017	2018	2017	2018	2017
Operations:
Net investment income (loss)	$1,290	$373,007	$106,325	$498,474	$(115,255)	$(531,634)	$(268,760)
Net realized gain (loss) on investments	(17,474)	2,565,572	1,150,615	1,964,880	3,136,938	1,679,847	204,624
Realized gain distribution received	—	2,514,821	1,209,465	4,692,613	2,242,263	1,615,663	1,835,871
Change in unrealized appreciation/(depreciation) on investments	(140,935)	(10,358,594)	3,647,850	(16,957,735)	5,613,217	(725,507)	2,661,368

Net increase (decrease) in net assets resulting from operations	(157,119)	(4,905,194)	6,114,255	(9,801,768)	10,877,163	2,038,369	4,433,103
Contributions and (withdrawals):
Payments received from policyowners	887,421	375,058	910,893	7,102,874	5,997,370	8,114,233	2,959,404
Policyowners' surrenders	(31,216)	(4,748,596)	(7,061,836)	(12,788,095)	(15,857,769)	(3,779,622)	(2,566,853)
Policyowners' annuity and death benefits	—	(1,051,609)	(918,808)	(1,039,748)	(913,374)	(126,630)	(184,581)
Net transfers from (to) Fixed Account	213,405	(285,492)	(529,708)	2,438,932	1,666,803	2,200,742	824,683
Transfers between Investment Divisions	642,924	(1,025,098)	(657,967)	(1,388,326)	(4,168,448)	9,476,247	7,858,855

Net contributions and (withdrawals)	1,712,534	(6,735,737)	(8,257,426)	(5,674,363)	(13,275,418)	15,884,970	8,891,508

Increase (decrease) in net assets	1,555,415	(11,640,931)	(2,143,171)	(15,476,131)	(2,398,255)	17,923,339	13,324,611

NET ASSETS:
Beginning of period	—	57,049,216	59,192,387	104,417,104	106,815,359	24,120,522	10,795,911
End of period	$1,555,415	$45,408,285	$57,049,216	$88,940,973	$104,417,104	$42,043,861	$24,120,522

(c) For the period May 1, 2018 (commencement of Investment Division) through December 31, 2018.

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2018
and December 31, 2017

	Fidelity ® VIP Mid Cap Portfolio— Service Class 2		Invesco V.I. American Value Fund— Series II Shares		Invesco V.I. International Growth Fund— Series II Shares		Janus Henderson Enterprise Portfolio— Service Shares
INCREASE (DECREASE) IN NET ASSETS:	2018	2017	2018	2017	2018	2017	2018	2017 (d)
Operations:
Net investment income (loss)	$(1,818,091)	$(1,752,478)	$(175,764)	$(148,856)	$91,187	$(90,046)	$(42,232)	$(128)
Net realized gain (loss) on investments	4,221,056	5,921,030	54,278	(492,926)	444,456	315,057	(37,622)	466
Realized gain distribution received	13,939,633	7,525,439	1,864,038	159,566	268,084	—	143,225	—
Change in unrealized appreciation/(depreciation) on investments	(39,174,422)	15,868,414	(3,516,227)	1,520,844	(7,355,372)	5,351,961	(558,156)	162

Net increase (decrease) in net assets resulting from operations	(22,831,824)	27,562,405	(1,773,675)	1,038,628	(6,551,645)	5,576,972	(494,785)	500
Contributions and (withdrawals):
Payments received from policyowners	7,236,115	6,769,468	1,146,598	988,422	2,443,728	4,597,742	1,529,581	51,338
Policyowners' surrenders	(24,082,323)	(23,116,105)	(2,100,494)	(1,753,457)	(4,165,189)	(3,338,991)	(279,817)	(217)
Policyowners' annuity and death benefits	(1,146,522)	(903,825)	(129,980)	(103,370)	(184,087)	(230,851)	(12,218)	—
Net transfers from (to) Fixed Account	1,150,031	2,843,921	109,222	651,761	3,463,158	4,435,590	324,538	17,969
Transfers between Investment Divisions	(3,641,570)	(5,827,623)	(156,747)	(3,444,172)	2,004,421	549,805	4,343,567	159,536

Net contributions and (withdrawals)	(20,484,269)	(20,234,164)	(1,131,401)	(3,660,816)	3,562,031	6,013,295	5,905,651	228,626

Increase (decrease) in net assets	(43,316,093)	7,328,241	(2,905,076)	(2,622,188)	(2,989,614)	11,590,267	5,410,866	229,126

NET ASSETS:
Beginning of period	164,266,805	156,938,564	13,636,525	16,258,713	36,136,475	24,546,208	229,126	—
End of period	$120,950,712	$164,266,805	$10,731,449	$13,636,525	$33,146,861	$36,136,475	$5,639,992	$229,126

(d) For the period November 13, 2017 (commencement of Investment Division) through December 31, 2017.

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2018
and December 31, 2017

	Janus Henderson Global Research Portfolio— Institutional Shares		Janus Henderson Global Research Portfolio— Service Shares		MFS ® International Value Portfolio— Service Class		MFS ® Investors Trust Series— Initial Class
INCREASE (DECREASE) IN NET ASSETS:	2018	2017	2018	2017	2018	2017 (a)	2018	2017
Operations:
Net investment income (loss)	$(197,021)	$(363,067)	$(207,975)	$(304,889)	$(22,121)	$173	$(72,916)	$(64,845)
Net realized gain (loss) on investments	4,409,118	4,375,994	2,745,524	2,975,301	14,524	5,715	587,637	423,034
Realized gain distribution received	—	—	—	—	73,601	668	359,464	323,940
Change in unrealized appreciation/(depreciation) on investments	(8,279,671)	8,436,808	(5,337,503)	4,941,597	(953,160)	94,869	(1,371,739)	948,404

Net increase (decrease) in net assets resulting from operations	(4,067,574)	12,449,735	(2,799,954)	7,612,009	(887,156)	101,425	(497,554)	1,630,533
Contributions and (withdrawals):
Payments received from policyowners	457,792	756,662	1,737,822	1,648,328	3,398,196	562,040	125,383	150,025
Policyowners' surrenders	(5,439,201)	(5,737,659)	(4,755,798)	(4,834,692)	(510,194)	(41,030)	(968,824)	(947,182)
Policyowners' annuity and death benefits	(608,662)	(878,157)	(187,544)	(180,394)	(3,564)	—	(363,634)	(190,097)
Net transfers from (to) Fixed Account	(432,757)	(492,960)	448,964	311,107	1,600,447	124,520	(47,163)	(109,352)
Transfers between Investment Divisions	(634,442)	(755,603)	(507,689)	(18,876)	3,469,463	1,503,356	227,821	97,010

Net contributions and (withdrawals)	(6,657,270)	(7,107,717)	(3,264,245)	(3,074,527)	7,954,348	2,148,886	(1,026,417)	(999,596)

Increase (decrease) in net assets	(10,724,844)	5,342,018	(6,064,199)	4,537,482	7,067,192	2,250,311	(1,523,971)	630,937

NET ASSETS:
Beginning of period	57,338,762	51,996,744	36,426,617	31,889,135	2,250,311	—	8,604,528	7,973,591
End of period	$46,613,918	$57,338,762	$30,362,418	$36,426,617	$9,317,503	$2,250,311	$7,080,557	$8,604,528

(a) For the period May 1, 2017 (commencement of Investment Division) through December 31, 2017.

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2018
and December 31, 2017

	MFS ® Investors Trust Series— Service Class		MFS ® Research Series— Initial Class		MFS ® Research Series— Service Class		Morgan Stanley VIF U.S. Real Estate Portfolio— Class II
INCREASE (DECREASE) IN NET ASSETS:	2018	2017	2018	2017	2018	2017	2018	2017
Operations:
Net investment income (loss)	$(454,626)	$(311,214)	$(78,073)	$(13,296)	$(198,941)	$(76,320)	$201,784	$(98,453)
Net realized gain (loss) on investments	443,023	83,173	562,664	742,578	428,852	321,192	189,128	519,432
Realized gain distribution received	1,839,719	1,219,729	1,150,652	649,080	2,067,179	1,046,253	—	—
Change in unrealized appreciation/(depreciation) on investments	(4,991,500)	4,455,994	(2,157,107)	562,118	(3,693,579)	1,614,461	(2,482,512)	(241,604)

Net increase (decrease) in net assets resulting from operations	(3,163,384)	5,447,682	(521,864)	1,940,480	(1,396,489)	2,905,586	(2,091,600)	179,375
Contributions and (withdrawals):
Payments received from policyowners	5,539,310	4,210,345	84,373	108,440	4,067,513	648,956	1,000,194	1,621,243
Policyowners' surrenders	(3,687,071)	(3,403,365)	(868,669)	(1,088,703)	(2,376,884)	(1,729,912)	(3,230,722)	(3,756,809)
Policyowners' annuity and death benefits	(276,111)	(153,565)	(115,495)	(135,871)	(135,972)	(79,956)	(213,244)	(248,152)
Net transfers from (to) Fixed Account	5,897,729	5,224,682	(106,924)	(180,934)	1,753,988	(4,957)	518,951	1,335,503
Transfers between Investment Divisions	217,820	1,458,624	(61,627)	26,461	1,606,127	82,393	(3,148,274)	(6,439,995)

Net contributions and (withdrawals)	7,691,677	7,336,721	(1,068,342)	(1,270,607)	4,914,772	(1,083,476)	(5,073,095)	(7,488,210)

Increase (decrease) in net assets	4,528,293	12,784,403	(1,590,206)	669,873	3,518,283	1,822,110	(7,164,695)	(7,308,835)

NET ASSETS:
Beginning of period	35,482,657	22,698,254	10,283,152	9,613,279	16,037,760	14,215,650	25,927,030	33,235,865
End of period	$40,010,950	$35,482,657	$8,692,946	$10,283,152	$19,556,043	$16,037,760	$18,762,335	$25,927,030

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2018
and December 31, 2017

	Neuberger Berman AMT Mid Cap Growth Portfolio— Class I		Neuberger Berman AMT Mid Cap Growth Portfolio— Class S		PIMCO VIT International Bond Portfolio (U.S. Dollar- Hedged)— Advisor Class		PIMCO VIT Low Duration Portfolio— Advisor Class
INCREASE (DECREASE) IN NET ASSETS:	2018	2017	2018	2017	2018	2017	2018	2017
Operations:
Net investment income (loss)	$(22,964)	$(22,498)	$(1,129,268)	$(985,301)	$(363,982)	$2,489,868	$50,536	$(49,785)
Net realized gain (loss) on investments	17,917	26,019	1,340,717	(548,314)	(69,998)	231,439	(80,770)	(9,897)
Realized gain distribution received	103,174	28,469	5,585,171	1,350,380	269,451	—	—	—
Change in unrealized appreciation/(depreciation) on investments	(193,766)	270,829	(11,103,005)	12,641,212	452,487	(1,995,790)	(240,822)	(2,757)

Net increase (decrease) in net assets resulting from operations	(95,639)	302,819	(5,306,385)	12,457,977	287,958	725,517	(271,056)	(62,439)
Contributions and (withdrawals):
Payments received from policyowners	—	—	4,249,253	4,908,450	6,029,816	8,321,927	2,990,928	4,615,721
Policyowners' surrenders	(79,051)	(133,859)	(8,206,540)	(7,726,347)	(8,633,657)	(7,778,249)	(2,264,730)	(1,436,492)
Policyowners' annuity and death benefits	(26,712)	(5,352)	(471,794)	(342,518)	(576,374)	(662,737)	(269,721)	(79,608)
Net transfers from (to) Fixed Account	(38,549)	(18,776)	2,432,309	3,298,917	6,279,943	9,229,024	2,661,686	8,028,461
Transfers between Investment Divisions	(26,166)	(3,778)	(1,736,450)	1,424,796	(2,306,639)	2,430,342	(2,212,021)	865,033

Net contributions and (withdrawals)	(170,478)	(161,765)	(3,733,222)	1,563,298	793,089	11,540,307	906,142	11,993,115

Increase (decrease) in net assets	(266,117)	141,054	(9,039,607)	14,021,275	1,081,047	12,265,824	635,086	11,930,676

NET ASSETS:
Beginning of period	1,500,808	1,359,754	68,239,114	54,217,839	81,154,332	68,888,508	19,944,141	8,013,465
End of period	$1,234,691	$1,500,808	$59,199,507	$68,239,114	$82,235,379	$81,154,332	$20,579,227	$19,944,141

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2018
and December 31, 2017

	PIMCO VIT Total Return Portfolio— Advisor Class		Victory VIF Diversified Stock Fund— Class A Shares
INCREASE (DECREASE) IN NET ASSETS:	2018	2017	2018	2017
Operations:
Net investment income (loss)	$673,955	$173,799	$(169,030)	$(132,657)
Net realized gain (loss) on investments	(482,556)	(311,719)	517,803	738,207
Realized gain distribution received	1,052,804	—	2,294,267	206,562
Change in unrealized appreciation/(depreciation) on investments	(3,048,184)	2,128,918	(4,618,509)	2,308,760

Net increase (decrease) in net assets resulting from operations	(1,803,981)	1,990,998	(1,975,469)	3,120,872
Contributions and (withdrawals):
Payments received from policyowners	9,358,425	10,540,804	75,547	400,205
Policyowners' surrenders	(7,347,927)	(7,289,540)	(1,819,178)	(2,162,254)
Policyowners' annuity and death benefits	(708,382)	(661,175)	(51,069)	(97,825)
Net transfers from (to) Fixed Account	8,827,946	9,402,896	(175,196)	(105,973)
Transfers between Investment Divisions	(486,728)	4,599,637	(353,877)	440,195

Net contributions and (withdrawals)	9,643,334	16,592,622	(2,323,773)	(1,525,652)

Increase (decrease) in net assets	7,839,353	18,583,620	(4,299,242)	1,595,220

NET ASSETS:
Beginning of period	79,494,067	60,910,447	15,474,369	13,879,149
End of period	$87,333,420	$79,494,067	$11,175,127	$15,474,369

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III
Notes to Financial Statements

NOTE 1—Organization and Significant Accounting Policies:

NYLIAC Variable Annuity Separate Account-III (the “Separate Account”) was established on November 30, 1994, under Delaware law by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“NYLIC”). The Separate Account funds Series I policies (New York Life Variable Annuity, New York Life Flexible Premium Variable Annuity, New York Life Plus Variable Annuity and New York Life Flexible Premium Variable Annuity II), Series II policies (New York Life Access Variable Annuity), Series III policies (New York Life Premium Plus Variable Annuity), Series IV policies (New York Life Essentials Variable Annuity and New York Life Plus II Variable Annuity), Series V policies (New York Life Select Variable Annuity), Series VI policies (New York Life Premium Plus II Variable Annuity), Series VII policies (New York Life Complete Access Variable Annuity), Series VIII policies (New York Life Premier Variable Annuity), Series IX policies (New York Life Premier Plus Variable Annuity) , Series X policies (New York Life Income Plus Variable Annuity), Series XI policies (New York Life Premier Variable Annuity II), Series XII policies (New York Life Premier Plus Variable Annuity II), Series XIII policies (New York Life Complete Access Variable Annuity II), Series XIV policies (New York Life Flexible Premium Variable Annuity III), Series XV policies (New York Life Income Plus Variable Annuity II) and Series XVI policies (New York Life Premier Variable Annuity - FP Series). Effective December 4, 2006, sales of the New York Life Variable Annuity and New York Life Plus Variable Annuity were discontinued. Sales of the Series II policies formerly known as MainStay Access Variable Annuity were discontinued effective October 14, 2002. Effective January 1, 2009, sales of all Series III, IV, V and VI policies formerly known as MainStay Variable Annuities were discontinued. Effective July 27, 2009, sales of Series V policies known as New York Life Select Variable Annuity were discontinued. Effective August 16, 2010, sales of all the remaining Series II, Series III, Series IV and Series VI policies were discontinued. Effective July 16, 2012 sales of the New York Life Flexible Premium Variable Annuity were discontinued. Effective February 12, 2016, sales of the Series X policies (New York Life Income Plus Variable Annuity) and Series XV policies (New York Life Income Plus II Variable Annuity) were discontinued. Effective May 1, 2016, sales of the Series VII policies (New York Life Complete Access Variable Annuity), the remaining Series I policies (New York Life Flexible Premium Variable Annuity II), Series VIII policies (New York Life Premier Variable Annuity) and Series IX policies (New York Life Premier Plus Variable Annuity) were discontinued.
NYLIAC established the Separate Account to receive and invest premium payments under Non-Qualified Deferred and Tax-Qualified Deferred Flexible Premium Variable Annuity Policies issued by NYLIAC. The Non-Qualified policies are designed to establish retirement benefits to provide individuals with supplemental retirement income. The Qualified policies are designed to establish retirement benefits for individuals who participate in tax-qualified pension, profit sharing or annuity plans. The policies are distributed by NYLIFE Distributors LLC and sold by registered representatives of NYLIFE Securities LLC, as well as certain banking and financial institutions that have entered into selling agreements with NYLIAC and registered representatives of unaffiliated broker-dealers. NYLIFE Securities LLC and NYLIFE Distributors LLC are both indirect, wholly-owned subsidiaries of NYLIC. The Separate Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust that follows the accounting and reporting guidance under ASC 946.
The assets of the Separate Account are invested in shares of eligible portfolios of the MainStay VP Funds Trust, the AIM Variable Insurance Funds, the American Funds Insurance Series, the BlackRock® Variable Series Funds, Inc., the BlackRock® Variable Series Funds II, Inc., the Columbia Funds Variable Insurance Trust, the Columbia Funds Variable Series Trust II, the Delaware VIP® Trust, the Deutsche DWS Variable Series II, the Dreyfus Investment Portfolios, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the Legg Mason Partners Variable Equity Trust, the MFS Variable Insurance Trust, the MFS Variable Insurance Trust II, the Morgan Stanley Variable Insurance Fund, Inc., the Neuberger Berman Advisers Management Trust, the PIMCO Variable Insurance Trust, and the Victory Variable Insurance Funds (collectively “Funds”). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account and the Dollar Cost Averaging (DCA) Advantage Accounts represent a portion of the general account assets of NYLIAC and are not included in this report. NYLIAC’s Fixed Account and the DCA Advantage Accounts may be charged with liabilities arising out of other business NYLIAC may conduct.
The MainStay VP U.S. Government Money Market and MainStay VP Mellon Natural Resources—Initial Class offer one class of shares under this Separate Account which are presented within the initial class section. MainStay VP Balanced—Service Class, MainStay VP Conservative Allocation—Service Class, MainStay VP Cushing® Renaissance Advantage Fund—Service Class, MainStay VP Floating Rate—Service Class, MainStay VP Growth Allocation—Service Class, MainStay VP Indexed Bond—Service Class, MainStay VP IQ Hedge Multi-Strategy—Service Class, MainStay VP MacKay Small Cap Core—Service Class, MainStay VP MacKay Unconstrained Bond—Service Class, MainStay VP Moderate Allocation—Service Class, MainStay VP Moderate Growth Allocation—Service Class, MainStay VP PIMCO Real Return Portfolio—Service Class, American Funds IS Asset Allocation—Class 4, American Funds IS Blue Chip Income and Growth Fund—Class 4, American Funds IS Global Small Capitalization Fund—Class 4, American Funds IS Growth Fund—Class 4, American Funds IS New World Fund®—Class 4, BlackRock® Global Allocation V.I. Fund—Class III, BlackRock® High Yield V.I. Fund—Class III, ClearBridge Variable Appreciation Portfolio—Class II, Columbia Variable Portfolio—Commodity Strategy

NYLIAC Variable Annuity Separate Account-III
Notes to Financial Statements (Continued)

NOTE 1—Organization and Significant Accounting Policies (Continued):

Fund—Class 2, Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 2, Columbia Variable Portfolio—Small Cap Value Fund—Class 2, Delaware VIP® Small Cap Value Series—Service Class, DWS Alternative Asset Allocation VIP—Class B, Fidelity® VIP Emerging Markets Portfolio—Service Class 2, Fidelity® VIP Growth Opportunities Portfolio—Service Class 2, Fidelity® VIP Mid Cap—Service Class 2, Invesco V.I. American Value Fund—Series II Shares, Invesco V.I. International Growth Fund-Series II Shares, Janus Henderson VIT Enterprise Portfolio—Service Shares, MFS® International Value Portfolio—Service Class, Morgan Stanley VIF U.S. Real Estate Portfolio—Class II, PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)—Advisor Class, PIMCO VIT Low Duration—Advisor Class, PIMCO VIT Total Return Portfolio—Advisor Class, and Victory VIF Diversified Stock—Class A Shares offer one class of shares under this Separate Account which are presented within the service class section.

The following Investment Divisions, with their respective Fund portfolios, are available in this Separate Account:

MainStay VP Balanced—Service Class
MainStay VP Bond—Initial Class
MainStay VP Bond—Service Class
MainStay VP Conservative Allocation—Service Class
MainStay VP Cushing® Renaissance Advantage—Service Class
MainStay VP Eagle Small Cap Growth—Initial Class
MainStay VP Eagle Small Cap Growth—Service Class
MainStay VP Emerging Markets Equity—Initial Class
MainStay VP Emerging Markets Equity—Service Class
MainStay VP Epoch U.S. Equity Yield—Initial Class
MainStay VP Epoch U.S. Equity Yield—Service Class
MainStay VP Epoch U.S. Small Cap—Initial Class
MainStay VP Epoch U.S. Small Cap—Service Class
MainStay VP Fidelity Institutional AM® Utilities—Initial Class (formerly MainStay VP MFS® Utilities—Initial Class)
MainStay VP Fidelity Institutional AM® Utilities—Service Class (formerly MainStay VP MFS® Utilities—Service Class)
MainStay VP Floating Rate—Service Class
MainStay VP Growth Allocation—Service Class
MainStay VP Income Builder—Initial Class
MainStay VP Income Builder—Service Class
MainStay VP Indexed Bond—Service Class
MainStay VP IQ Hedge Multi-Strategy—Service Class
MainStay VP Janus Henderson Balanced—Initial Class
MainStay VP Janus Henderson Balanced—Service Class
MainStay VP Large Cap Growth—Initial Class
MainStay VP Large Cap Growth—Service Class
MainStay VP MacKay Common Stock—Initial Class (formerly MainStay VP Common Stock—Initial Class)
MainStay VP MacKay Common Stock—Service Class (formerly MainStay VP Common Stock—Service Class)
MainStay VP MacKay Convertible—Initial Class (formerly MainStay VP Convertible—Initial Class)
MainStay VP MacKay Convertible—Service Class (formerly MainStay VP Convertible—Service Class)
MainStay VP MacKay Government—Initial Class (formerly MainStay VP Government—Initial Class)
MainStay VP MacKay Government—Service Class (formerly MainStay VP Government—Service Class)
MainStay VP MacKay Growth—Initial Class (formerly MainStay VP Cornerstone Growth—Initial Class)
MainStay VP MacKay Growth—Service Class (formerly MainStay VP Cornerstone Growth—Service Class)
MainStay VP MacKay High Yield Corporate Bond—Initial Class (formerly MainStay VP High Yield Corporate Bond—Initial Class)
MainStay VP MacKay High Yield Corporate Bond—Service Class (formerly MainStay VP High Yield Corporate Bond—Service Class)

NYLIAC Variable Annuity Separate Account-III
Notes to Financial Statements (Continued)

NOTE 1—Organization and Significant Accounting Policies (Continued):

MainStay VP MacKay International Equity—Initial Class (formerly MainStay VP International Equity—Initial Class)
MainStay VP MacKay International Equity—Service Class (formerly MainStay VP International Equity—Service Class)
MainStay VP MacKay Mid Cap Core—Initial Class (formerly MainStay VP Mid Cap Core—Initial Class)
MainStay VP MacKay Mid Cap Core—Service Class (formerly MainStay VP Mid Cap Core—Service Class)
MainStay VP MacKay S&P 500 Index—Initial Class (formerly MainStay VP S&P 500 Index—Initial Class)
MainStay VP MacKay S&P 500 Index—Service Class (formerly MainStay VP S&P 500 Index—Service Class)
MainStay VP MacKay Small Cap Core—Service Class (formerly MainStay VP Small Cap Core—Service Class)
MainStay VP MacKay Unconstrained Bond—Service Class (formerly MainStay VP Unconstrained Bond—Service Class)
MainStay VP Mellon Natural Resources—Initial Class (formerly MainStay VP VanEck Global Hard Assets—Initial Class)
MainStay VP Moderate Allocation—Service Class
MainStay VP Moderate Growth Allocation—Service Class
MainStay VP PIMCO Real Return—Service Class
MainStay VP T. Rowe Price Equity Income—Initial Class
MainStay VP T. Rowe Price Equity Income—Service Class
MainStay VP U.S. Government Money Market—Initial Class
American Funds IS Asset Allocation Fund—Class 4
American Funds IS Blue Chip Income and Growth Fund—Class 4
American Funds IS Global Small Capitalization Fund—Class 4
American Funds IS Growth Fund—Class 4
American Funds IS New World Fund®—Class 4
BlackRock® Global Allocation V.I. Fund—Class III
BlackRock® High Yield V.I. Fund—Class III
ClearBridge Variable Appreciation Portfolio—Class II
Columbia Variable Portfolio—Commodity Strategy Fund—Class 2
Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 2
Columbia Variable Portfolio—Small Cap Value Fund—Class 2
Delaware VIP® Small Cap Value Series—Service Class
Dreyfus IP Technology Growth Portfolio—Initial Shares
Dreyfus IP Technology Growth Portfolio—Service Shares
DWS Alternative Asset Allocation VIP—Class B (formerly Deutsche Alternative Asset Allocation VIP—Class B)
Fidelity® VIP ContrafundSM Portfolio—Initial Class
Fidelity® VIP ContrafundSM Portfolio—Service Class 2
Fidelity® VIP Emerging Markets Portfolio—Service Class 2
Fidelity® VIP Equity-IncomeSM Portfolio—Initial Class
Fidelity® VIP Equity-IncomeSM Portfolio—Service Class 2
Fidelity® VIP Growth Opportunities Portfolio—Service Class 2
Fidelity® VIP Mid Cap Portfolio—Service Class 2
Invesco V.I. American Value Fund—Series II Shares
Invesco V.I. International Growth Fund—Series II Shares
Janus Henderson Enterprise Portfolio—Service Shares
Janus Henderson Global Research Portfolio—Institutional Shares
Janus Henderson Global Research Portfolio—Service Shares
MFS® International Value Portfolio—Service Class

NYLIAC Variable Annuity Separate Account-III
Notes to Financial Statements (Continued)

NOTE 1—Organization and Significant Accounting Policies (Continued):

MFS® Investors Trust Series—Initial Class
MFS® Investors Trust Series—Service Class
MFS® Research Series—Initial Class
MFS® Research Series—Service Class
Morgan Stanley VIF U.S. Real Estate Portfolio—Class II
Neuberger Berman AMT Mid Cap Growth Portfolio—Class I
Neuberger Berman AMT Mid Cap Growth Portfolio—Class S
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)—Advisor Class (formerly PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged)—Advisor Class)
PIMCO VIT Low Duration Portfolio—Advisor Class
PIMCO VIT Total Return Portfolio—Advisor Class
Victory VIF Diversified Stock Fund—Class A Shares
__________________________________________________________

Not all investment options are available under all policies.

New investments in the MainStay VP Emerging Markets Equity, MainStay VP MacKay Growth, MainStay VP T. Rowe Price Equity Income and Victory VIF Diversified Stock Investment Divisions are restricted to those policies already invested in these Investment Divisions.

On November 30, 2018, the Service Class shares of the MainStay VP Absolute Return Multi-Strategy Portfolio were merged into the Service Class shares of the MainStay VP IQ Hedge Multi-Strategy Portfolio.
For Series I policies known as New York Life Flexible Premium Variable Annuity II and Series VII, VIII, IX, X, XI, XII, XIII, XIV, XV and XVI policies, initial premium payments are allocated to the Investment Divisions, Fixed Account (where available) and/or DCA Advantage Accounts (where available) within two business days after receipt. For Series I, III, IV, V, VI, VII, VIII, IX, X, XI, XII, XIII, XIV, XV and XVI policies, subsequent premium payments for flexible premium policies are generally allocated to the Investment Divisions, one year Fixed Account (where available), three year Fixed Account (where available), and/or DCA Advantage Accounts (where available) at the close of the business day they are received. For Series II policies, known as New York Life Access Variable Annuity, subsequent premium payments are not permitted for policies purchased prior to November 15, 2004. For Series II policies, known as New York Life Access Variable Annuity, subsequent premium payments are not permitted. In those states where NYLIAC offers a single premium version of the Series III, VI, VIII and IX policies, only one premium payment is allowed. In those states where NYLIAC offers a modified premium version of the Series IV and V policies, subsequent premium payments are allowed only during the first policy year.
In addition, for Series I, II, III, VI, VII, VIII, IX, XI, XII, XIII, XIV and XVI policies, the policyowner has the option to transfer amounts between the Investment Divisions of the Separate Account and the Fixed Account of NYLIAC subject to certain restrictions. For Series IV policies, the policyowner has the option to transfer amounts between the Investment Divisions of the Separate Account and the one-year Fixed Account of NYLIAC subject to certain restrictions. On the accompanying Statement of Changes in Net Assets, all references to the Fixed Account include the Fixed Account and the DCA Advantage Accounts.
No Federal income tax is payable on investment income or capital gains of the Separate Account under current Federal income tax law.
Security Valuation—The investments are valued at the net asset value (“NAV”) of shares of the respective Fund portfolios.
Security Transactions—Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).
Distributions Received—Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding Fund portfolio.
The authoritative guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative guidance also establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement.

NYLIAC Variable Annuity Separate Account-III
Notes to Financial Statements (Continued)

NOTE 1—Organization and Significant Accounting Policies (Continued):

The levels of the fair value hierarchy are based on the inputs to the valuation as follows:
Level 1—Fair Value is based on unadjusted quoted prices for identical assets or liabilities in an active market. Active markets are defined as a market in which many transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
Level 2—Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data for substantially the full term of the asset.
Level 3—Instruments whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These inputs reflect management’s own assumptions in pricing the asset or liability.
Investments in the mutual funds represent open-end mutual funds in which the valuation is based on the aggregate NAV of the shares held at the valuation date, which represents fair value, and are classified as level 1.
The amounts shown as net receivable from (payable to) NYLIAC on the Statement of Assets and Liabilities reflect transactions that occurred on the last business day of the reporting period. These amounts will be deposited to or withdrawn from the separate account in accordance with the policyowners’ instructions on the first business day subsequent to the close of the period presented. The amounts shown as net receivable from (payable to) the Fund for shares sold or purchased represent unsettled trades.
The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NYLIAC Variable Annuity Separate Account-III
Notes to Financial Statements (Continued)

NOTE 2—Purchases and Sales (in 000’s):

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2018 were as follows:

	Purchases	Sales
MainStay VP Absolute Return Multi-Strategy—Service Class	$10,906	$83,467
MainStay VP Balanced—Service Class	16,359	26,662
MainStay VP Bond—Initial Class	1,751	6,797
MainStay VP Bond—Service Class	16,523	22,648
MainStay VP Conservative Allocation—Service Class	31,211	63,570
MainStay VP Cushing® Renaissance Advantage—Service Class	1,521	2,437
MainStay VP Eagle Small Cap Growth—Initial Class	3,154	10,986
MainStay VP Eagle Small Cap Growth—Service Class	10,029	8,415
MainStay VP Emerging Markets Equity—Initial Class	680	3,864
MainStay VP Emerging Markets Equity—Service Class	4,273	15,938
MainStay VP Epoch U.S. Equity Yield—Initial Class	9,969	18,306
MainStay VP Epoch U.S. Equity Yield—Service Class	21,552	39,961
MainStay VP Epoch U.S. Small Cap—Initial Class	3,021	3,881
MainStay VP Epoch U.S. Small Cap—Service Class	12,703	14,717
MainStay VP Fidelity Institutional AM® Utilities—Initial Class	291	397
MainStay VP Fidelity Institutional AM® Utilities—Service Class	27,039	85,559
MainStay VP Floating Rate—Service Class	60,044	47,866
MainStay VP Growth Allocation—Service Class	30,822	31,251
MainStay VP Income Builder—Initial Class	4,969	8,613
MainStay VP Income Builder—Service Class	22,524	26,190
MainStay VP Indexed Bond—Service Class	9,547	955
MainStay VP IQ Hedge Multi-Strategy—Service Class	72,371	2,267
MainStay VP Janus Henderson Balanced—Initial Class	12,813	27,936
MainStay VP Janus Henderson Balanced—Service Class	53,463	35,740
MainStay VP Large Cap Growth—Initial Class	9,821	7,581
MainStay VP Large Cap Growth—Service Class	62,205	38,675
MainStay VP MacKay Common Stock—Initial Class	9,069	12,488
MainStay VP MacKay Common Stock—Service Class	16,479	13,881
MainStay VP MacKay Convertible—Initial Class	6,139	11,884
MainStay VP MacKay Convertible—Service Class	46,904	37,742
MainStay VP MacKay Government—Initial Class	1,783	4,575
MainStay VP MacKay Government—Service Class	10,598	13,199
MainStay VP MacKay Growth—Initial Class	6,110	11,363
MainStay VP MacKay Growth—Service Class	2,427	6,275
MainStay VP MacKay High Yield Corporate Bond—Initial Class	14,857	36,656
MainStay VP MacKay High Yield Corporate Bond—Service Class	98,906	136,338
MainStay VP MacKay International Equity—Initial Class	2,064	4,345
MainStay VP MacKay International Equity—Service Class	12,463	26,963
MainStay VP MacKay Mid Cap Core—Initial Class	8,922	12,247
MainStay VP MacKay Mid Cap Core—Service Class	36,007	34,845
MainStay VP MacKay S&P 500 Index—Initial Class	8,353	27,990
MainStay VP MacKay S&P 500 Index—Service Class	57,972	55,058
MainStay VP MacKay Small Cap Core—Service Class	16,481	15,066
MainStay VP MacKay Unconstrained Bond—Service Class	30,478	44,328
MainStay VP Mellon Natural Resources—Initial Class	7,268	25,373
MainStay VP Moderate Allocation—Service Class	58,053	67,516
MainStay VP Moderate Growth Allocation—Service Class	61,082	80,124
MainStay VP PIMCO Real Return—Service Class	11,773	14,168
MainStay VP T. Rowe Price Equity Income—Initial Class	5,731	9,034

NYLIAC Variable Annuity Separate Account-III
Notes to Financial Statements (Continued)

NOTE 2—Purchases and Sales (in 000’s) (Continued):

	Purchases	Sales
MainStay VP T. Rowe Price Equity Income—Service Class	$14,553	$29,324
MainStay VP U.S. Government Money Market—Initial Class	84,339	71,566
American Funds IS Asset Allocation Fund—Class 4	13,756	1,009
American Funds IS Blue Chip Income and Growth Fund—Class 4	19,001	1,715
American Funds IS Global Small Capitalization Fund—Class 4	3,897	1,910
American Funds IS Growth Fund—Class 4	11,283	1,433
American Funds IS New World Fund®—Class 4	13,724	8,802
BlackRock® Global Allocation V.I. Fund—Class III	18,657	21,383
BlackRock® High Yield V.I. Fund—Class III	13,676	9,999
ClearBridge Variable Appreciation Portfolio—Class II	3,652	434
Columbia Variable Portfolio—Commodity Strategy Fund—Class 2	1,014	993
Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 2	11,360	4,883
Columbia Variable Portfolio—Small Cap Value Fund—Class 2	10,477	9,594
Delaware VIP® Small Cap Value Series—Service Class	1,958	197
Dreyfus IP Technology Growth Portfolio—Initial Shares	4,929	3,876
Dreyfus IP Technology Growth Portfolio—Service Shares	32,619	26,973
DWS Alternative Asset Allocation VIP—Class B	16,490	1,486
Fidelity® VIP ContrafundSM Portfolio—Initial Class	14,217	20,287
Fidelity® VIP ContrafundSM Portfolio—Service Class 2	68,935	75,079
Fidelity® VIP Emerging Markets Portfolio—Service Class 2	1,859	145
Fidelity® VIP Equity-IncomeSM Portfolio—Initial Class	4,194	8,064
Fidelity® VIP Equity-IncomeSM Portfolio—Service Class 2	18,418	18,940
Fidelity® VIP Growth Opportunities Portfolio—Service Class 2	27,964	11,035
Fidelity® VIP Mid Cap Portfolio—Service Class 2	24,563	32,971
Invesco V.I. American Value Fund—Series II Shares	4,667	4,112
Invesco V.I. International Growth Fund—Series II Shares	9,766	5,774
Janus Henderson Enterprise Portfolio—Service Shares	7,135	1,076
Janus Henderson Global Research Portfolio—Institutional Shares	930	7,823
Janus Henderson Global Research Portfolio—Service Shares	3,654	7,068
MFS® International Value Portfolio—Service Class	9,089	1,073
MFS® Investors Trust Series—Initial Class	855	1,596
MFS® Investors Trust Series—Service Class	15,328	6,218
MFS® Research Series—Initial Class	1,480	1,479
MFS® Research Series—Service Class	10,637	3,859
Morgan Stanley VIF U.S. Real Estate Portfolio—Class II	3,325	8,156
Neuberger Berman AMT Mid Cap Growth Portfolio—Class I	119	212
Neuberger Berman AMT Mid Cap Growth Portfolio—Class S	18,546	17,786
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)—Advisor Class	15,999	15,157
PIMCO VIT Low Duration Portfolio—Advisor Class	9,468	8,418
PIMCO VIT Total Return Portfolio—Advisor Class	25,000	12,969
Victory VIF Diversified Stock Fund—Class A Shares	2,582	2,797
Total	$1,613,595	$1,803,808

Not all investment divisions are available under all policies.

NYLIAC Variable Annuity Separate Account-III
Notes to Financial Statements (Continued)

NOTE 3—Expenses and Related Party Transactions:

New York Life Investment Management LLC (“New York Life Investments”) provides investment advisory services to the MainStay VP Funds Trust, for a fee. New York Life Investments retains several sub-advisors, including BNY Mellon Asset Management North America Corporation ("BNY Mellon AMNA"), Candriam Belgium S.A. (“Candriam Belgium”),Cushing® Asset Management, LP (“Cushing”), Eagle Asset Management, Inc. (“Eagle”), Epoch Investment Partners, Inc. (“Epoch”), FIAM, LLC ("FIAM"), IndexIQ Advisors LLC ("IndexIQ Advisors"), Janus Capital Management LLC (“Janus Capital”), MacKay Shields LLC (“MacKay”), New York Life Investors LLC (“NYL Investors”), Pacific Investment Management Company LLC (“PIMCO”), T. Rowe Price Associates, Inc. (“T. Rowe Price”), and Winslow Capital Management Inc. (“Winslow Capital”) to provide investment advisory services to certain portfolios of the MainStay VP Funds Trust.

New York Life Investments, MacKay, IndexIQ Advisors and NYL Investors are all indirect, wholly-owned subsidiaries of NYLIC. BNY Mellon AMNA is a specialist multi-asset investment manager formed by the combination of certain Bank of New York Mellon affiliated investment management firms. Candriam Belgium is a part of Candriam Investors Group. Capital Research and Management is a wholly-owned subsidiary of The Capital Group Companies, Inc. ClearBridge is a wholly-owned subsidiary of Legg Mason, Inc. Cushing is a wholly-owned subsidiary of Swank Capital. Eagle is a wholly-owned subsidiary of Raymond James Financial, Inc. Epoch is an indirect, wholly-owned subsidiary of Toronto Dominion Bank. FIAM is an indirectly held subsidiary of FMR LLC. Janus is a wholly-owned subsidiary of Janus Capital Group, Inc. PIMCO is a majority owned subsidiary of Allianz Asset Management of America LLC. Winslow Capital is a wholly-owned subsidiary of Nuveen Investments, Inc. T. Rowe Price is an independent investment advisory firm.
Effective January 1, 2018, the portfolio managers from Cornerstone Capital Management Holdings LLC ("CCM") who manage all or a portion of the day-to-day investment operations of the Portfolios transitioned from CCM to MacKay, which is also a wholly-owned, fully autonomous subsidiary of NYLIC.
NYLIAC deducts a surrender charge on certain partial withdrawals and surrenders of Series I, III, IV, V, VI, VIII, IX , X, XI, XII, XIV, XV and XVI policies. Policies in Series II, VII and XIII are not subject to surrender charges on partial withdrawals and surrenders. For New York Life Variable Annuity and New York Life Plus Variable Annuity policies which are part of Series I, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 7% during the first three payment years and declines 1% per year for each additional payment year, until the sixth payment year, after which no charge is made. For New York Life Flexible Premium Variable Annuity and New York Life Flexible Premium Variable Annuity II policies, which are also part of Series I, this charge is 7% for the first three policy years and declines to 1% per year for each additional policy year, until the ninth policy year, after which no charge is made.
For New York Life Premium Plus Variable Annuity policies, which are part of Series III and New York Life Premium Plus II Variable Annuity policies, which are part of Series VI, the percentage of the surrender charge varies; depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% during the first three payment years (8% during the first four payment years for policies sold by registered representatives of broker-dealers that have selling agreements with NYLIFE Distributors and NYLIAC or banks) and declines 1% per year for each additional payment year, until the eighth payment year, after which no charge is made. In those states where NYLIAC offered a single premium version of the New York Life Premium Plus Variable Annuity and New York Life Premium Plus II Variable Annuity, the surrender charge was lower.
For the New York Life Essentials Variable Annuity and New York Life Plus II Variable Annuity policies, which are part of Series IV, the percentage of the surrender charge varies; depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 7% during the first three payment years, 6% during the fourth and fifth payment years and declines 1% per year for each additional payment year, until the seventh payment year, after which no charge is made.
For New York Life Select Variable Annuity policies, which are part of Series V, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% during the first two payment years and declines to 7% for the third payment year, after which no charge is made.
For New York Life Premier Variable Annuity policies, which are part of Series VIII, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% during the first payment year and declines by 1% per year for each additional payment year, until the seventh payment year, after which no charge is made.
For New York Life Premier Plus Variable Annuity policies, which are part of Series IX, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% during the first two payment years and declines by 1% per year for each additional payment year, until the eighth payment year, after which no charge is made.

NYLIAC Variable Annuity Separate Account-III
Notes to Financial Statements (Continued)

NOTE 3—Expenses and Related Party Transactions (Continued):
For New York Life Income Plus Variable Annuity policies with the Income Benefit Rider, which are part of Series X, the percentage of the surrender charge varies; depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% during the first payment year and declines by 1% per year for each additional payment year, until the seventh payment year, after which no charge is made.
For New York Life Income Plus Variable Annuity policies with the Guaranteed Future Income Benefit Rider, which are also part of Series X, the product becomes a single premium product where surrender charges are based on the Policy Year. This charge is 8% during the first Policy Year and declines by 1% per year for each Policy Year, until the seventh Policy Year, after which no charge is made.
For New York Life Premier Variable Annuity II policies, which are part of Series XI, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% during the first payment year and declines by 1% per year for each additional payment year, until the seventh payment year, after which no charge is made.
For New York Life Premier Plus Variable Annuity II policies, which are part of Series XII, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% during the first two payment years and declines by 1% per year for each additional payment year, until the eighth payment year, after which no charge is made.
For New York Life Flexible Premium Variable Annuity III policies, which are part of Series XIV, the percentage of surrender charge is based on the Policy Year. This charge is 7% for the first three Policy Years and declines to 1% per year for each additional Policy Year, until the ninth Policy Year, after which no charge is made.
For New York Life Income Plus Variable Annuity II policies with the Guaranteed Future Income Benefit Rider, which are part of Series XV, the product is a single premium product where surrender charges are based on the Policy Year. This charge is 8% during the first Policy Year and declines by 1% per year for each additional Policy Year, until the seventh Policy Year, after which no charge is made.
For New York Life Premier Variable Annuity - FP Series policies, which are part of Series XVI, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% during the first payment year and declines by 1% per year for each additional payment year, until the seventh payment year, after which no charge is made.
All surrender charges are recorded with policyowners’ surrenders in the accompanying Statement of Changes in Net Assets. Surrender charges are paid to NYLIAC.
NYLIAC also deducts an annual policy service charge from the policy’s accumulation value on each policy anniversary date and upon surrender, if on the policy anniversary and/or date of surrender the accumulation value is less than $20,000 for Series I policies, $50,000 for Series II, IV, VII and XIV policies and $100,000 for Series III, V and VI VIII, IX, XI, XII, XIII and XVI policies. For New York Life Variable Annuity and New York Life Plus Variable Annuity policies which are part of Series I, this charge is the lesser of $30 or 2% of the accumulation value per policy. For New York Life Flexible Premium Variable Annuity and New York Life Flexible Premium Variable Annuity II, which are also part of Series I, this charge is $30 per policy. For Series II, VII and XIII policies, this charge is $40 per policy (may be lower in some states). For Series III, IV, VI, VIII, IX XI, XII, XIV and XVI policies, this charge is $30 per policy. For Series V policies, this charge is $50 per policy. For Series X and XV policies, the charge is $30 per policy and is waived either upon (a) registration with delivery of all available materials that we normally mail, (b) the Variable Account Annuity Commencement Date, or (c) the Income Benefit (for Series X policies)/GFIB Payment Commencement Date (whichever comes first). These charges are shown as a reduction to payments received from policyowners in the accompanying Statement of Changes in Net Assets.
Additionally, NYLIAC reserves the right to charge Series I, II, III, IV, V, VI, VII, VIII, IX, X, XI, XII, XIII, XIV and XV policies $30 for each transfer in excess of 12 in any one policy year, subject to certain restrictions.
The Separate Account is charged for administrative services provided and the mortality and expense risks assumed by NYLIAC. For Series I, II, III, IV, V, VI, VII, VIII, IX, X, XI, XII, XIII, XIV and XV policies, these charges are made daily at an annual rate of 1.40%, 1.55%, 1.60%, 1.45%, 1.85%, 1.75%, 1.65%, 1.35%, 1.65%, 1.35%, 1.30% during the surrender charge period for the initial premium and 1.10% after the surrender charge period for the initial premium for policies applied for before May 1, 2016 and 1.20% during the surrender charge period for the initial premium and 1.00% after the surrender charge period for the initial premium for policies applied for on or after May 1, 2016, 1.60% during the surrender charge period for the initial premium and 1.40% after the surrender charge period for the initial premium for policies applied for before May 1, 2016 and 1.50% during the surrender charge period for the initial premium and 1.30% after the surrender charge period for the initial premium for policies applied for on or after May 1, 2016, 1.60%, 1.35% during the surrender charge period for the initial premium and 1.15% after the surrender charge period for the initial premium for

NYLIAC Variable Annuity Separate Account-III
Notes to Financial Statements (Continued)

NOTE 3—Expenses and Related Party Transactions (Continued):
policies applied for before May 1, 2016 and 1.30% during the surrender charge period for the initial premium and 1.10% after the surrender charge period for the initial premium for policies applied for on or after May 1, 2016 and 1.35%, for Series XVI policies, the charge is 1.20% during the surrender charge period for the initial premium and 1.00% after the surrender charge period for the initial premium, for New York Life Premier Variable Annuity - FP Series, respectively, of the daily average variable accumulation value of each Investment Division, and is the same rate for each of the five periods presented in the Financial Highlights section. These charges are disclosed in the accompanying Statement of Operations.
In addition, New York Life Income Plus Variable Annuity and New York Life Income Plus Variable Annuity II policies, which are part of Series X and Series XV, are subject to a Guaranteed Future Income Benefit Charge if the Guaranteed Future Income Benefit Rider is chosen. This charge is an annualized percentage of the average daily Unfunded Income Benefit Base (as defined in the New York Life Income Plus Variable Annuity and New York Life Income Plus Variable Annuity II prospectuses) each policy quarter, deducted from the variable accumulation unit value on a quarterly basis. On an annual basis, the charge equals 1.00% (0.25% quarterly) of the Unfunded Income Benefit Base.
Separate Account policyowners may pay certain Fund portfolio company operating expenses during the time they own their policy, which are reflected in the daily computation of NAVs for the Funds. NYLIAC may receive payment or compensation from the Funds resulting from certain of these operating expenses in connection with the administration, distribution and other services it provides to the Funds, some of whom may be affiliates of NYLIAC. Management Fees (which may include administration and/or advisory fees) range from 0.00% to 1.25%, distribution (12b-1) fees range from 0.00% to 0.30%, and other expenses range from 0.00% to 1.24%. These ranges are shown as a percentage of average net assets as of December 31, 2017, and approximate the ranges as of December 31, 2018.

NOTE 4—Distribution of Net Income:
The Separate Account does not expect to declare dividends to policyowners from accumulated net investment income and realized gains. The income and gains are distributed to policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits, transfers, or annuity payments) in excess of the net premium payments.

NYLIAC Variable Annuity Separate Account-III
Notes to Financial Statements (Continued)

NOTE 5—Changes in Units Outstanding (in 000’s):

The changes in units outstanding for the years ended December 31, 2018 and 2017 were as follows:

	2018			2017
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
MainStay VP Absolute Return Multi-Strategy—Service Class	1,221	(10,072)	(8,851)	2,231	(1,418)	813
MainStay VP Balanced—Service Class	757	(1,469)	(712)	1,354	(1,429)	(75)
MainStay VP Bond—Initial Class	29	(306)	(277)	28	(362)	(334)
MainStay VP Bond—Service Class	1,365	(1,736)	(371)	823	(2,023)	(1,200)
MainStay VP Conservative Allocation—Service Class	2,105	(3,968)	(1,863)	2,586	(3,348)	(762)
MainStay VP Cushing® Renaissance Advantage—Service Class	154	(244)	(90)	519	(554)	(35)
MainStay VP Eagle Small Cap Growth—Initial Class	35	(588)	(553)	39	(753)	(714)
MainStay VP Eagle Small Cap Growth—Service Class	524	(491)	33	357	(523)	(166)
MainStay VP Emerging Markets Equity—Initial Class	57	(396)	(339)	353	(403)	(50)
MainStay VP Emerging Markets Equity—Service Class	423	(1,628)	(1,205)	1,026	(1,881)	(855)
MainStay VP Epoch U.S. Equity Yield—Initial Class	24	(753)	(729)	30	(956)	(926)
MainStay VP Epoch U.S. Equity Yield—Service Class	417	(1,682)	(1,265)	673	(2,146)	(1,473)
MainStay VP Epoch U.S. Small Cap—Initial Class	20	(152)	(132)	56	(199)	(143)
MainStay VP Epoch U.S. Small Cap—Service Class	329	(549)	(220)	482	(646)	(164)
MainStay VP Fidelity Institutional AM® Utilities—Initial Class	19	(26)	(7)	2	(16)	(14)
MainStay VP Fidelity Institutional AM® Utilities—Service Class	1,997	(5,605)	(3,608)	2,670	(5,171)	(2,501)
MainStay VP Floating Rate—Service Class	4,447	(3,660)	787	2,865	(4,171)	(1,306)
MainStay VP Growth Allocation—Service Class	1,602	(1,714)	(112)	2,409	(2,165)	244
MainStay VP Income Builder—Initial Class	34	(268)	(234)	71	(341)	(270)
MainStay VP Income Builder—Service Class	1,230	(1,508)	(278)	1,786	(1,207)	579
MainStay VP Indexed Bond—Service Class	970	(97)	873	66	(4)	62
MainStay VP IQ Hedge Multi-Strategy—Service Class	8,724	(274)	8,450	—	—	—
MainStay VP Janus Henderson Balanced—Initial Class	45	(1,573)	(1,528)	89	(1,741)	(1,652)
MainStay VP Janus Henderson Balanced—Service Class	2,900	(2,156)	744	2,299	(2,334)	(35)
MainStay VP Large Cap Growth—Initial Class	144	(241)	(97)	136	(296)	(160)
MainStay VP Large Cap Growth—Service Class	2,123	(1,399)	724	1,444	(1,235)	209
MainStay VP MacKay Common Stock—Initial Class	12	(260)	(248)	23	(364)	(341)
MainStay VP MacKay Common Stock—Service Class	602	(536)	66	895	(757)	138
MainStay VP MacKay Convertible—Initial Class	80	(338)	(258)	67	(366)	(299)
MainStay VP MacKay Convertible—Service Class	2,629	(1,695)	934	2,230	(1,318)	912
MainStay VP MacKay Government—Initial Class	68	(238)	(170)	25	(312)	(287)
MainStay VP MacKay Government—Service Class	959	(1,127)	(168)	446	(1,497)	(1,051)
MainStay VP MacKay Growth—Initial Class	14	(345)	(331)	31	(538)	(507)
MainStay VP MacKay Growth—Service Class	32	(266)	(234)	149	(339)	(190)
MainStay VP MacKay High Yield Corporate Bond—Initial Class	126	(910)	(784)	164	(1,185)	(1,021)
MainStay VP MacKay High Yield Corporate Bond—Service Class	5,050	(6,985)	(1,935)	7,209	(6,258)	951
MainStay VP MacKay International Equity—Initial Class	59	(156)	(97)	117	(224)	(107)
MainStay VP MacKay International Equity—Service Class	709	(1,420)	(711)	971	(1,311)	(340)
MainStay VP MacKay Mid Cap Core—Initial Class	61	(328)	(267)	36	(317)	(281)
MainStay VP MacKay Mid Cap Core—Service Class	1,050	(1,042)	8	905	(1,187)	(282)
MainStay VP MacKay S&P 500 Index—Initial Class	71	(613)	(542)	64	(686)	(622)

NYLIAC Variable Annuity Separate Account-III
Notes to Financial Statements (Continued)

NOTE 5—Changes in Units Outstanding (in 000’s) (Continued):

	2018			2017
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
MainStay VP MacKay S&P 500 Index—Service Class	3,278	(2,176)	1,102	3,648	(1,901)	1,747
MainStay VP MacKay Small Cap Core—Service Class	734	(1,091)	(357)	393	(1,098)	(705)
MainStay VP MacKay Unconstrained Bond—Service Class	2,277	(3,774)	(1,497)	5,172	(2,611)	2,561
MainStay VP Mellon Natural Resources—Initial Class	1,080	(3,505)	(2,425)	1,651	(4,970)	(3,319)
MainStay VP Moderate Allocation—Service Class	3,120	(3,850)	(730)	3,558	(4,150)	(592)
MainStay VP Moderate Growth Allocation—Service Class	2,580	(4,301)	(1,721)	3,925	(4,371)	(446)
MainStay VP PIMCO Real Return—Service Class	1,156	(1,454)	(298)	1,116	(1,578)	(462)
MainStay VP T. Rowe Price Equity Income—Initial Class	16	(466)	(450)	46	(577)	(531)
MainStay VP T. Rowe Price Equity Income—Service Class	163	(1,638)	(1,475)	941	(1,830)	(889)
MainStay VP U.S. Government Money Market—Initial Class	45,445	(49,488)	(4,043)	29,434	(58,341)	(28,907)
American Funds IS Asset Allocation Fund—Class 4	1,342	(99)	1,243	—	—	—
American Funds IS Blue Chip Income and Growth Fund—Class 4	1,755	(161)	1,594	52	—	52
American Funds IS Global Small Capitalization Fund—Class 4	289	(159)	130	380	(139)	241
American Funds IS Growth Fund—Class 4	981	(130)	851	37	—	37
American Funds IS New World Fund®—Class 4	1,079	(777)	302	1,287	(438)	849
BlackRock® Global Allocation V.I. Fund—Class III	1,124	(1,692)	(568)	1,647	(1,567)	80
BlackRock® High Yield V.I. Fund—Class III	1,072	(894)	178	1,277	(626)	651
ClearBridge Variable Appreciation Portfolio—Class II	307	(37)	270	32	(8)	24
Columbia Variable Portfolio—Commodity Strategy Fund—Class 2	116	(112)	4	140	(125)	15
Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 2	1,012	(443)	569	921	(238)	683
Columbia Variable Portfolio—Small Cap Value Fund—Class 2	256	(404)	(148)	446	(842)	(396)
Delaware VIP® Small Cap Value Series—Service Class	189	(19)	170	7	—	7
Dreyfus IP Technology Growth Portfolio—Initial Shares	136	(130)	6	164	(149)	15
Dreyfus IP Technology Growth Portfolio—Service Shares	1,310	(859)	451	1,129	(579)	550
DWS Alternative Asset Allocation VIP—Class B	1,639	(144)	1,495	855	(89)	766
Fidelity® VIP ContrafundSM Portfolio—Initial Class	31	(390)	(359)	33	(498)	(465)
Fidelity® VIP ContrafundSM Portfolio—Service Class 2	2,419	(2,719)	(300)	3,325	(2,692)	633
Fidelity® VIP Emerging Markets Portfolio—Service Class 2	205	(16)	189	—	—	—
Fidelity® VIP Equity-IncomeSM Portfolio—Initial Class	21	(247)	(226)	54	(345)	(291)
Fidelity® VIP Equity-IncomeSM Portfolio—Service Class 2	890	(831)	59	769	(1,196)	(427)
Fidelity® VIP Growth Opportunities Portfolio—Service Class 2	1,634	(651)	983	1,075	(397)	678
Fidelity® VIP Mid Cap Portfolio—Service Class 2	712	(1,053)	(341)	884	(1,173)	(289)
Invesco V.I. American Value Fund—Series II Shares	219	(292)	(73)	267	(541)	(274)
Invesco V.I. International Growth Fund—Series II Shares	829	(538)	291	1,063	(518)	545
Janus Henderson Enterprise Portfolio—Service Shares	641	(98)	543	27	(5)	22
Janus Henderson Global Research Portfolio—Institutional Shares	17	(276)	(259)	59	(387)	(328)
Janus Henderson Global Research Portfolio—Service Shares	229	(343)	(114)	302	(417)	(115)
MFS® International Value Portfolio—Service Class	819	(95)	724	234	(36)	198
MFS® Investors Trust Series—Initial Class	21	(66)	(45)	22	(73)	(51)
MFS® Investors Trust Series—Service Class	942	(276)	666	938	(277)	661
MFS® Research Series—Initial Class	11	(58)	(47)	16	(80)	(64)
MFS® Research Series—Service Class	567	(145)	422	124	(146)	(22)
Morgan Stanley VIF U.S. Real Estate Portfolio—Class II	270	(692)	(422)	450	(1,059)	(609)

NYLIAC Variable Annuity Separate Account-III
Notes to Financial Statements (Continued)

NOTE 5—Changes in Units Outstanding (in 000’s) (Continued):

	2018			2017
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Neuberger Berman AMT Mid Cap Growth Portfolio—Class I	1	(7)	(6)	1	(7)	(6)
Neuberger Berman AMT Mid Cap Growth Portfolio—Class S	708	(697)	11	901	(516)	385
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)—Advisor Class	1,419	(1,327)	92	2,212	(1,082)	1,130
PIMCO VIT Low Duration Portfolio—Advisor Class	932	(844)	88	1,689	(488)	1,201
PIMCO VIT Total Return Portfolio—Advisor Class	2,170	(1,228)	942	2,678	(1,063)	1,615
Victory VIF Diversified Stock Fund—Class A Shares	15	(127)	(112)	130	(184)	(54)

Not all investment divisions are available under all policies.

NYLIAC Variable Annuity Separate Account-III
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights:

The following table presents financial highlights for each Investment Division as of December 31, 2018, 2017, 2016, 2015 and 2014:

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return[1] (Lowest to Highest)	Investment Income Ratio[2]
MainStay VP Absolute Return Multi-Strategy—Service Class	2018	$—	—	$—	—	—
	2017	77,104	8,851	8.24 to 10.10	(2.2%) to (1.7%)	0.9%
	2016	69,301	8,038	8.43 to 10.28	(1.9%) to 2.8%	0.0%
	2015	71,237	8,222	8.59 to 9.67	(22.0%) to (10.8%)	0.0%
	2014	87,461	9,163	9.51 to 9.57	(13.7%) to (13.3%)	0.0%
MainStay VP Balanced—Service Class	2018	$105,451	7,013	$10.11 to $17.87	(9.3%) to (8.7%)	1.4%
	2017	131,532	7,725	11.12 to 19.60	7.7% to 8.4%	1.1%
	2016	128,444	7,800	10.30 to 18.10	4.9% to 8.5%	1.2%
	2015	122,340	7,819	9.51 to 16.69	(4.9%) to 4.6%	0.9%
	2014	127,124	7,664	13.51 to 17.40	8.6% to 9.1%	0.7%
MainStay VP Bond—Initial Class	2018	$38,703	1,879	$14.53 to $22.47	(2.8%) to (2.4%)	2.8%
	2017	45,537	2,156	14.96 to 23.02	2.0% to 2.4%	2.4%
	2016	51,248	2,490	14.67 to 22.47	1.6% to 2.1%	2.6%
	2015	55,815	2,776	14.43 to 22.01	2.2% to 3.1%	2.3%
	2014	65,630	3,229	14.67 to 22.27	3.9% to 4.4%	2.0%
MainStay VP Bond—Service Class	2018	$92,030	7,672	$9.78 to $13.74	(3.1%) to (2.4%)	2.6%
	2017	102,029	8,043	10.05 to 14.11	1.7% to 2.4%	2.2%
	2016	116,120	9,243	9.85 to 13.82	(1.5%) to 1.9%	2.4%
	2015	122,339	9,770	9.80 to 13.57	(2.0%) to 2.7%	2.1%
	2014	139,506	10,888	10.08 to 13.76	3.6% to 4.1%	1.7%
MainStay VP Conservative Allocation—Service Class	2018	$244,737	17,909	$9.89 to $15.33	(8.4%) to (7.8%)	2.1%
	2017	301,087	19,772	10.77 to 16.67	8.5% to 9.2%	1.8%
	2016	295,075	20,534	9.90 to 15.29	3.0% to 4.7%	2.3%
	2015	325,149	23,133	9.48 to 14.61	(5.2%) to (0.4%)	2.1%
	2014	347,963	23,693	11.68 to 15.07	2.1% to 2.6%	2.3%
MainStay VP Cushing® Renaissance Advantage—Service Class	2018	$4,541	594	$7.02 to $8.80	(29.1%) to (28.7%)	0.0%
	2017	7,183	684	9.91 to 12.35	5.8% to 6.4%	0.0%
	2016	6,840	719	9.37 to 11.61	15.9% to 26.8%	0.2%
	2015	2,025	272	7.42 to 8.66	(32.5%) to (32.3%)	0.8%

NYLIAC Variable Annuity Separate Account-III
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return[1] (Lowest to Highest)	Investment Income Ratio[2]
MainStay VP Eagle Small Cap Growth—Initial Class	2018	$41,905	2,831	$14.41 to $14.92	(10.6%) to (10.1%)	0.0%
	2017	55,779	3,384	16.11 to 16.59	20.6% to 21.2%	0.0%
	2016	55,780	4,098	13.36 to 13.69	8.0% to 8.5%	0.0%
	2015	61,908	4,931	12.37 to 12.61	(2.1%) to (1.1%)	0.0%
	2014	76,873	5,979	12.72 to 12.90	0.6% to 1.1%	0.0%
MainStay VP Eagle Small Cap Growth—Service Class	2018	$30,407	2,199	$11.14 to $15.55	(10.8%) to (10.2%)	0.0%
	2017	33,845	2,166	12.45 to 17.34	20.3% to 21.1%	0.0%
	2016	30,478	2,332	10.33 to 14.35	7.7% to 11.7%	0.0%
	2015	34,036	2,806	9.56 to 13.25	(4.4%) to (1.6%)	0.0%
	2014	35,167	2,785	11.66 to 13.59	0.4% to 0.9%	0.0%
MainStay VP Emerging Markets Equity—Initial Class	2018	$11,908	1,540	$7.51 to $7.74	(22.0%) to (21.7%)	1.4%
	2017	18,540	1,879	9.63 to 9.89	40.5% to 41.1%	1.2%
	2016	13,489	1,929	6.85 to 7.00	4.3% to 4.8%	0.4%
	2015	14,569	2,181	6.57 to 6.69	(28.9%) to (28.3%)	1.3%
	2014	20,507	2,537	7.99 to 8.09	(13.6%) to (13.2%)	1.1%
MainStay VP Emerging Markets Equity—Service Class	2018	$45,533	5,904	$7.38 to $11.43	(22.2%) to (21.7%)	1.1%
	2017	70,068	7,109	9.49 to 14.59	40.2% to 41.1%	1.0%
	2016	55,245	7,964	6.77 to 10.34	3.2% to 4.6%	0.2%
	2015	59,948	9,048	6.51 to 9.61	(29.3%) to (22.6%)	1.0%
	2014	78,743	9,797	7.93 to 8.81	(13.8%) to (13.4%)	0.9%
MainStay VP Epoch U.S. Equity Yield—Initial Class	2018	$99,479	4,701	$19.19 to $26.35	(7.0%) to (6.6%)	2.1%
	2017	122,979	5,430	20.57 to 28.32	16.5% to 17.0%	1.3%
	2016	122,986	6,356	17.62 to 24.31	3.0% to 3.4%	1.1%
	2015	138,208	7,389	17.07 to 23.61	1.0% to 1.9%	2.6%
	2014	165,127	8,378	18.02 to 25.00	6.9% to 7.4%	1.4%
MainStay VP Epoch U.S. Equity Yield—Service Class	2018	$166,534	8,276	$10.34 to $23.16	(7.2%) to (6.6%)	1.8%
	2017	210,536	9,541	11.12 to 24.85	16.2% to 17.0%	1.1%
	2016	214,150	11,014	9.54 to 21.29	2.7% to 5.8%	0.8%
	2015	246,434	12,851	9.27 to 20.63	(7.3%) to 1.5%	2.4%
	2014	294,249	14,303	13.97 to 21.80	6.6% to 7.2%	1.2%

NYLIAC Variable Annuity Separate Account-III
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return[1] (Lowest to Highest)	Investment Income Ratio[2]
MainStay VP Epoch U.S. Small Cap—Initial Class	2018	$17,601	878	$18.61 to $29.46	(17.6%) to (17.2%)	0.7%
	2017	24,444	1,010	22.53 to 35.76	13.7% to 14.2%	0.5%
	2016	24,527	1,153	19.76 to 31.46	14.0% to 14.6%	0.4%
	2015	24,439	1,316	17.29 to 27.58	(1.2%) to (0.3%)	0.5%
	2014	28,813	1,471	18.27 to 29.22	4.6% to 5.1%	0.3%
MainStay VP Epoch U.S. Small Cap—Service Class	2018	$53,680	2,637	$10.00 to $26.89	(17.8%) to (17.3%)	0.5%
	2017	74,225	2,857	12.14 to 32.57	13.4% to 14.1%	0.3%
	2016	74,070	3,021	10.68 to 28.59	11.7% to 14.4%	0.2%
	2015	72,332	3,234	9.37 to 25.02	(6.3%) to (0.7%)	0.3%
	2014	84,915	3,489	14.04 to 26.46	4.4% to 4.9%	0.1%
MainStay VP Fidelity Institutional AM® Utilities—Initial Class	2018	$990	67	$14.36 to $14.81	(1.1%) to (0.6%)	1.2%
	2017	1,095	74	14.51 to 14.90	12.6% to 13.1%	3.9%
	2016	1,152	88	12.88 to 13.17	9.4% to 9.9%	3.5%
	2015	1,470	123	11.78 to 11.98	(7.0%) to (6.2%)	3.4%
	2014	2,507	177	14.01 to 14.19	10.6% to 11.1%	1.7%
MainStay VP Fidelity Institutional AM® Utilities—Service Class	2018	$350,906	25,515	$10.00 to $14.61	(1.3%) to (0.7%)	0.9%
	2017	409,896	29,123	10.10 to 14.72	12.4% to 13.1%	3.8%
	2016	401,511	31,624	8.97 to 13.04	(0.3%) to 9.7%	2.8%
	2015	410,264	34,970	8.20 to 11.89	(18.0%) to (6.5%)	3.6%
	2014	543,079	38,700	13.65 to 14.11	10.3% to 10.9%	1.6%
MainStay VP Floating Rate—Service Class	2018	$193,057	16,204	$10.26 to $12.88	(2.2%) to (1.6%)	4.5%
	2017	191,162	15,417	10.46 to 13.11	1.8% to 2.5%	4.0%
	2016	205,987	16,723	10.25 to 12.82	3.7% to 6.8%	3.7%
	2015	211,604	18,161	9.63 to 12.02	(3.7%) to (1.9%)	3.7%
	2014	224,762	18,944	10.41 to 12.17	(1.2%) to (0.7%)	3.7%
MainStay VP Growth Allocation—Service Class	2018	$166,916	11,938	$9.97 to $19.32	(14.6%) to (14.0%)	1.3%
	2017	201,728	12,050	11.65 to 22.51	20.1% to 20.9%	0.8%
	2016	171,201	11,806	9.67 to 18.64	5.4% to 6.4%	1.3%
	2015	164,081	11,448	9.16 to 17.61	(8.4%) to (1.6%)	1.7%
	2014	167,383	10,921	13.18 to 18.47	2.7% to 3.2%	1.2%

NYLIAC Variable Annuity Separate Account-III
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return[1] (Lowest to Highest)	Investment Income Ratio[2]
MainStay VP Income Builder—Initial Class	2018	$52,883	1,829	$14.05 to $32.84	(7.0%) to (6.5%)	2.8%
	2017	63,743	2,063	15.07 to 35.14	10.5% to 11.0%	3.7%
	2016	64,236	2,333	13.60 to 31.66	7.3% to 7.8%	4.3%
	2015	66,651	2,624	12.65 to 29.38	0.5% to 1.4%	4.7%
	2014	78,944	2,953	13.32 to 30.87	6.1% to 6.6%	5.7%
MainStay VP Income Builder—Service Class	2018	$102,162	6,850	$10.20 to $20.03	(7.2%) to (6.6%)	2.5%
	2017	119,987	7,128	10.96 to 21.50	10.2% to 10.9%	3.4%
	2016	108,032	6,549	9.92 to 19.43	3.5% to 7.6%	4.1%
	2015	99,229	6,165	9.25 to 18.08	(7.5%) to 1.0%	4.6%
	2014	101,391	5,771	12.71 to 19.06	5.9% to 6.4%	5.4%
MainStay VP Indexed Bond—Service Class	2018	$9,165	935	$9.75 to $9.84	(2.7%) to (2.1%)	3.5%
	2017	624	62	10.02 to 10.05	0.2% to 0.5%	2.4%
Mainstay VP IQ Hedge Multi-Strategy—Service Class	2018	$68,479	8,450	$7.52 to $9.27	(1.9%) to (1.8%)	0.6%
MainStay VP Janus Henderson Balanced—Initial Class	2018	$156,530	10,001	$15.20 to $15.73	(1.4%) to (0.9%)	1.8%
	2017	182,288	11,529	15.42 to 15.88	16.2% to 16.8%	1.7%
	2016	178,593	13,181	13.27 to 13.60	2.8% to 3.3%	1.9%
	2015	198,388	15,114	12.91 to 13.17	5.5% to 6.5%	1.8%
	2014	226,524	17,132	13.06 to 13.25	6.7% to 7.2%	1.4%
MainStay VP Janus Henderson Balanced—Service Class	2018	$212,498	14,928	$11.41 to $15.47	(1.7%) to (1.0%)	1.6%
	2017	210,090	14,184	11.58 to 15.65	15.9% to 16.6%	1.6%
	2016	185,374	14,219	9.97 to 13.44	2.5% to 4.1%	1.7%
	2015	196,029	15,256	9.70 to 13.04	(3.0%) to 6.0%	1.6%
	2014	200,957	15,351	12.95 to 13.16	6.4% to 7.0%	1.2%
MainStay VP Large Cap Growth—Initial Class	2018	$40,215	1,473	$14.97 to $32.28	1.7% to 2.1%	0.0%
	2017	42,383	1,570	14.69 to 31.61	30.0% to 30.6%	0.0%
	2016	35,965	1,730	11.27 to 24.21	(4.1%) to (3.6%)	0.0%
	2015	43,333	2,010	11.72 to 25.12	13.2% to 14.2%	0.0%
	2014	43,622	2,100	11.22 to 24.00	8.6% to 9.1%	0.0%
MainStay VP Large Cap Growth—Service Class	2018	$150,851	7,176	$12.83 to $28.12	1.4% to 2.1%	0.0%
	2017	145,740	6,452	12.62 to 27.65	29.6% to 30.5%	0.0%
	2016	116,437	6,243	9.71 to 21.26	(4.3%) to 1.3%	0.0%
	2015	138,218	6,741	10.12 to 22.15	1.2% to 13.8%	0.0%
	2014	129,311	6,437	14.46 to 21.24	8.3% to 8.9%	0.0%

NYLIAC Variable Annuity Separate Account-III
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return[1] (Lowest to Highest)	Investment Income Ratio[2]
MainStay VP MacKay Common Stock—Initial Class	2018	$71,852	1,715	$16.89 to $49.54	(7.6%) to (7.2%)	1.5%
	2017	87,965	1,963	18.23 to 53.36	20.6% to 21.1%	1.3%
	2016	83,946	2,304	15.08 to 44.05	7.1% to 7.6%	1.5%
	2015	88,733	2,647	14.04 to 40.94	11.3% to 12.3%	1.3%
	2014	101,939	3,079	14.14 to 41.16	12.4% to 12.9%	1.2%
MainStay VP MacKay Common Stock—Service Class	2018	$59,371	3,110	$11.55 to $26.75	(7.8%) to (7.2%)	1.4%
	2017	67,304	3,044	12.49 to 28.88	20.3% to 21.1%	1.2%
	2016	59,858	2,906	10.36 to 23.91	6.9% to 7.4%	1.3%
	2015	56,098	2,724	9.67 to 22.27	(3.3%) to 11.9%	1.1%
	2014	63,899	2,990	15.44 to 22.45	12.2% to 12.7%	1.1%
MainStay VP MacKay Convertible—Initial Class	2018	$60,695	1,909	$19.74 to $37.59	(4.1%) to (3.6%)	1.6%
	2017	71,170	2,167	20.53 to 39.01	9.9% to 10.4%	1.7%
	2016	72,730	2,466	18.62 to 35.32	10.0% to 10.5%	4.0%
	2015	75,437	2,842	16.88 to 31.96	2.7% to 3.6%	2.7%
	2014	85,042	3,106	17.39 to 32.84	6.0% to 6.5%	3.3%
MainStay VP MacKay Convertible—Service Class	2018	$178,074	10,357	$10.83 to $23.68	(4.3%) to (3.7%)	1.4%
	2017	183,988	9,423	11.29 to 24.64	9.7% to 10.4%	1.5%
	2016	164,177	8,511	10.27 to 22.36	9.2% to 10.4%	3.8%
	2015	171,982	9,498	9.33 to 20.29	(6.7%) to 3.2%	2.5%
	2014	194,321	10,174	12.23 to 20.90	5.7% to 6.3%	2.8%
MainStay VP MacKay Government—Initial Class	2018	$25,376	1,410	$12.83 to $19.79	(1.9%) to (1.5%)	2.5%
	2017	28,900	1,580	13.08 to 20.09	0.2% to 0.7%	2.6%
	2016	33,815	1,867	13.05 to 19.95	(0.8%) to (0.3%)	2.3%
	2015	36,890	2,033	13.15 to 20.01	1.4% to 2.3%	2.7%
	2014	43,688	2,381	13.33 to 20.19	2.7% to 3.2%	3.0%
MainStay VP MacKay Government—Service Class	2018	$50,946	4,579	$9.60 to $12.24	(2.1%) to (1.5%)	2.3%
	2017	54,886	4,747	9.78 to 12.46	(0.0%) to 0.6%	2.3%
	2016	67,192	5,798	9.73 to 12.40	(2.1%) to (0.5%)	2.2%
	2015	67,940	5,770	9.78 to 12.47	(1.6%) to 1.9%	2.6%
	2014	77,431	6,474	9.89 to 12.61	2.4% to 3.0%	2.8%

NYLIAC Variable Annuity Separate Account-III
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return[1] (Lowest to Highest)	Investment Income Ratio[2]
MainStay VP MacKay Growth—Initial Class	2018	$74,664	2,617	$10.58 to $31.81	(6.0%) to (5.6%)	0.6%
	2017	88,291	2,948	11.23 to 33.69	28.0% to 28.6%	0.3%
	2016	78,895	3,455	8.75 to 26.19	(1.4%) to (1.0%)	0.2%
	2015	88,979	3,824	8.85 to 26.46	7.6% to 8.5%	0.0%
	2014	99,837	4,359	8.77 to 26.15	6.8% to 7.3%	0.6%
MainStay VP MacKay Growth—Service Class	2018	$23,956	1,212	$11.53 to $21.21	(6.2%) to (5.6%)	0.4%
	2017	30,408	1,446	12.26 to 22.51	27.7% to 28.5%	0.0%
	2016	27,370	1,636	9.58 to 17.55	(1.7%) to 3.4%	0.0%
	2015	31,321	1,827	9.72 to 17.81	(2.8%) to 8.1%	0.0%
	2014	35,037	2,047	13.35 to 17.70	6.6% to 7.1%	0.4%
MainStay VP MacKay High Yield Corporate Bond—Initial Class	2018	$162,512	4,320	$25.63 to $42.37	(3.3%) to (2.8%)	5.7%
	2017	197,007	5,104	26.43 to 43.61	4.9% to 5.4%	5.8%
	2016	223,106	6,125	25.13 to 41.38	14.1% to 14.6%	5.7%
	2015	216,783	6,848	21.97 to 36.11	(3.5%) to (2.6%)	5.7%
	2014	259,677	7,966	22.68 to 37.20	(0.1%) to 0.4%	5.5%
MainStay VP MacKay High Yield Corporate Bond—Service Class	2018	$660,186	41,350	$10.82 to $22.80	(3.5%) to (2.9%)	5.7%
	2017	749,677	43,285	11.18 to 23.53	4.6% to 5.3%	5.8%
	2016	746,954	42,334	10.66 to 22.38	8.2% to 14.4%	5.6%
	2015	708,474	44,173	9.34 to 19.57	(6.6%) to (3.0%)	5.6%
	2014	829,020	48,535	10.93 to 20.22	(0.3%) to 0.2%	5.6%
MainStay VP MacKay International Equity—Initial Class	2018	$20,188	870	$16.28 to $27.40	(13.2%) to (12.8%)	1.1%
	2017	25,824	967	18.71 to 31.42	30.2% to 30.8%	0.6%
	2016	22,035	1,074	14.34 to 24.03	(6.7%) to (6.3%)	0.8%
	2015	28,699	1,326	15.32 to 25.64	(0.4%) to 0.5%	1.0%
	2014	29,553	1,414	14.67 to 24.49	(4.4%) to (4.0%)	0.6%
MainStay VP MacKay International Equity—Service Class	2018	$81,917	5,168	$10.26 to $19.83	(13.4%) to (12.8%)	0.9%
	2017	110,235	5,879	11.82 to 22.79	29.9% to 30.7%	0.3%
	2016	92,478	6,219	9.08 to 17.47	(6.9%) to (4.0%)	0.5%
	2015	118,971	7,373	9.72 to 18.68	(2.8%) to 0.1%	0.7%
	2014	130,025	8,316	9.91 to 17.89	(4.6%) to (4.2%)	0.4%

NYLIAC Variable Annuity Separate Account-III
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return[1] (Lowest to Highest)	Investment Income Ratio[2]
MainStay VP MacKay Mid Cap Core—Initial Class	2018	$42,380	1,398	$30.26 to $34.01	(13.6%) to (13.2%)	0.9%
	2017	58,211	1,665	34.87 to 39.37	17.0% to 17.5%	1.0%
	2016	57,944	1,946	29.68 to 33.66	9.1% to 9.6%	0.8%
	2015	61,361	2,259	27.07 to 30.84	6.2% to 7.1%	0.5%
	2014	74,946	2,618	28.50 to 32.61	12.3% to 12.8%	0.5%
MainStay VP MacKay Mid Cap Core—Service Class	2018	$138,293	6,106	$10.18 to $32.07	(13.8%) to (13.3%)	0.7%
	2017	177,186	6,098	11.78 to 37.04	16.7% to 17.4%	0.8%
	2016	172,710	6,380	10.07 to 31.60	7.5% to 9.5%	0.5%
	2015	180,771	6,999	9.23 to 28.90	(7.7%) to 6.7%	0.3%
	2014	223,022	7,947	15.69 to 30.50	12.0% to 12.6%	0.3%
MainStay VP MacKay S&P 500 Index—Initial Class	2018	$159,507	3,883	$17.82 to $49.78	(6.3%) to (5.9%)	1.4%
	2017	191,943	4,425	18.97 to 52.87	19.3% to 19.8%	1.4%
	2016	180,164	5,047	15.86 to 44.13	9.6% to 10.1%	1.6%
	2015	184,942	5,771	14.44 to 40.09	10.4% to 11.4%	1.4%
	2014	211,827	6,584	14.51 to 40.21	11.3% to 11.8%	1.4%
MainStay VP MacKay S&P 500 Index—Service Class	2018	$264,280	14,019	$11.88 to $26.02	(6.5%) to (5.9%)	1.3%
	2017	283,672	12,917	12.68 to 27.70	19.0% to 19.7%	1.3%
	2016	228,425	11,170	10.63 to 23.18	7.7% to 9.9%	1.4%
	2015	209,941	10,618	9.70 to 21.11	(3.0%) to 11.0%	1.2%
	2014	215,185	10,545	14.73 to 21.23	11.0% to 11.5%	1.3%
MainStay VP MacKay Small Cap Core—Service Class	2018	$40,471	3,675	$10.37 to $11.09	(16.9%) to (16.3%)	0.0%
	2017	53,191	4,032	12.47 to 13.25	11.6% to 12.3%	0.0%
	2016	55,792	4,737	11.18 to 11.80	11.8% to 18.0%	0.1%
MainStay VP MacKay Unconstrained Bond—Service Class	2018	$208,120	19,256	$9.95 to $11.46	(3.2%) to (2.6%)	3.1%
	2017	232,384	20,753	10.26 to 11.79	2.7% to 3.3%	2.9%
	2016	200,268	18,192	9.97 to 11.43	3.0% to 5.9%	3.3%
	2015	196,996	18,639	9.45 to 10.80	(5.5%) to (3.7%)	3.2%
	2014	169,103	15,247	10.71 to 11.25	(0.1%) to 0.3%	3.7%

NYLIAC Variable Annuity Separate Account-III
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return[1] (Lowest to Highest)	Investment Income Ratio[2]
MainStay VP Mellon Natural Resources—Initial Class	2018	$77,077	14,982	$4.91 to $8.03	(29.9%) to (29.5%)	0.0%
	2017	126,356	17,407	7.00 to 11.40	(2.5%) to (1.9%)	0.0%
	2016	152,345	20,726	7.18 to 11.64	11.0% to 41.5%	0.6%
	2015	120,735	23,260	5.11 to 8.23	(47.6%) to (39.8%)	0.4%
	2014	188,202	23,981	7.76 to 8.93	(20.3%) to (19.9%)	0.4%
MainStay VP Moderate Allocation—Service Class	2018	$338,586	24,094	$9.97 to $16.42	(10.3%) to (9.7%)	2.0%
	2017	399,747	24,824	11.09 to 18.21	12.6% to 13.3%	1.5%
	2016	374,428	25,416	9.82 to 16.10	3.8% to 4.8%	2.0%
	2015	384,063	26,536	9.40 to 15.37	(6.0%) to (0.3%)	2.2%
	2014	412,016	27,138	12.44 to 15.88	2.4% to 3.0%	2.0%
MainStay VP Moderate Growth Allocation—Service Class	2018	$396,579	27,033	$9.99 to $17.77	(12.6%) to (12.0%)	1.7%
	2017	492,066	28,754	11.41 to 20.23	16.2% to 16.9%	1.2%
	2016	443,167	29,200	9.79 to 17.33	5.3% to 5.9%	1.8%
	2015	440,301	29,759	9.28 to 16.37	(7.2%) to (1.1%)	2.1%
	2014	458,924	29,304	12.89 to 17.03	2.4% to 2.9%	1.7%
MainStay VP PIMCO Real Return—Service Class	2018	$66,449	7,214	$8.87 to $9.88	(4.5%) to (4.0%)	1.3%
	2017	71,704	7,512	9.25 to 10.30	1.4% to 2.0%	1.4%
	2016	74,376	7,974	9.08 to 10.12	(0.2%) to 3.7%	1.4%
	2015	77,587	8,626	8.77 to 9.76	(5.5%) to (3.1%)	4.0%
	2014	95,672	10,209	9.12 to 9.43	0.5% to 0.9%	0.6%
MainStay VP T. Rowe Price Equity Income—Initial Class	2018	$42,554	2,659	$15.56 to $16.05	(11.1%) to (10.7%)	2.0%
	2017	55,718	3,109	17.50 to 17.96	14.1% to 14.6%	2.1%
	2016	56,938	3,640	15.34 to 15.68	16.7% to 17.2%	1.9%
	2015	55,329	4,143	13.15 to 13.38	(3.2%) to (2.3%)	1.7%
	2014	68,620	4,721	14.37 to 14.55	5.8% to 6.2%	1.4%
MainStay VP T. Rowe Price Equity Income—Service Class	2018	$96,683	6,459	$10.75 to $15.83	(11.3%) to (10.7%)	1.7%
	2017	134,037	7,934	12.08 to 17.75	13.8% to 14.5%	1.9%
	2016	133,595	8,823	10.59 to 15.53	10.9% to 17.0%	1.7%
	2015	126,937	9,684	9.08 to 13.28	(9.2%) to (2.7%)	1.5%
	2014	157,455	10,941	14.10 to 14.47	5.5% to 6.0%	1.2%

NYLIAC Variable Annuity Separate Account-III
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return[1] (Lowest to Highest)	Investment Income Ratio[2]
MainStay VP U.S. Government Money Market—Initial Class	2018	$113,331	64,529	$0.89 to $9.86	(0.5%) to 0.2%	1.4%
	2017	100,810	68,572	0.89 to 9.85	(1.4%) to (0.8%)	0.4%
	2016	143,043	97,479	0.90 to 9.92	(1.8%) to (0.8%)	0.0%
	2015	161,802	115,926	0.92 to 9.95	(3.6%) to (0.9%)	0.0%
	2014	152,542	113,226	0.94 to 9.30	(1.8%) to (1.3%)	0.0%
American Funds IS Asset Allocation Fund—Class 4	2018	$11,797	1,243	$9.47 to $9.51	(5.3%) to (4.9%)	2.2%
American Funds IS Blue Chip Income and Growth Fund—Class 4	2018	$15,665	1,646	$9.48 to $9.54	(10.5%) to (10.0%)	3.3%
	2017	551	52	10.59 to 10.60	5.9% to 6.0%	1.1%
American Funds IS Global Small Capitalization Fund—Class 4	2018	$7,057	667	$9.94 to $11.28	(12.4%) to (11.9%)	0.0%
	2017	6,353	537	11.34 to 12.80	23.5% to 24.1%	0.4%
	2016	2,766	296	9.19 to 10.31	0.1% to 3.1%	0.1%
	2015	1,831	199	9.18 to 9.51	(16.5%) to (16.3%)	0.0%
American Funds IS Growth Fund—Class 4	2018	$8,900	888	$9.98 to $10.04	(2.2%) to (1.7%)	0.4%
	2017	374	37	10.21 to 10.22	2.1% to 2.2%	0.1%
American Funds IS New World Fund®—Class 4	2018	$30,881	2,997	$9.58 to $11.38	(15.7%) to (15.3%)	0.7%
	2017	32,095	2,695	11.37 to 13.45	26.8% to 27.5%	0.9%
	2016	16,967	1,846	8.96 to 10.56	2.9% to 3.7%	0.7%
	2015	13,323	1,521	8.68 to 10.19	(9.7%) to (9.5%)	0.6%
	2014	4,984	544	9.15 to 9.17	(8.5%) to (8.3%)	1.9%
BlackRock® Global Allocation V.I. Fund—Class III	2018	$109,132	9,950	$9.70 to $11.96	(9.2%) to (8.7%)	0.8%
	2017	127,302	10,518	10.67 to 13.11	11.7% to 12.4%	1.3%
	2016	113,604	10,438	9.54 to 11.69	1.9% to 2.5%	1.2%
	2015	121,666	11,350	9.33 to 11.41	(6.7%) to (1.8%)	1.0%
	2014	133,983	12,158	10.85 to 11.69	0.2% to 0.6%	2.3%
BlackRock® High Yield V.I. Fund—Class III	2018	$35,396	3,358	$10.30 to $10.82	(4.6%) to (4.1%)	5.2%
	2017	34,874	3,180	10.77 to 11.27	5.2% to 5.8%	4.9%
	2016	26,148	2,529	10.22 to 10.65	6.3% to 11.4%	5.1%
	2015	18,163	1,953	9.21 to 9.49	(7.9%) to (7.8%)	4.8%
	2014	10,747	1,094	9.81 to 9.83	(1.9%) to (1.7%)	3.1%
ClearBridge Variable Appreciation Portfolio—Class II	2018	$3,150	294	$10.64 to $10.74	(3.7%) to (3.2%)	2.3%
	2017	270	24	11.05 to 11.09	10.5% to 10.9%	1.5%

NYLIAC Variable Annuity Separate Account-III
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return[1] (Lowest to Highest)	Investment Income Ratio[2]
Columbia Variable Portfolio—Commodity Strategy Fund—Class 2	2018	$1,531	205	$7.00 to $8.75	(15.7%) to (15.2%)	0.0%
	2017	1,767	201	8.30 to 10.32	(0.1%) to 0.5%	5.7%
	2016	1,586	186	8.31 to 10.26	2.4% to 10.9%	0.0%
	2015	420	56	7.52 to 8.68	(49.8%) to (49.7%)	0.0%
Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 2	2018	$17,268	1,666	$10.24 to $10.42	(9.0%) to (8.5%)	4.3%
	2017	12,446	1,097	11.25 to 11.39	9.8% to 10.4%	4.4%
	2016	4,262	414	10.25 to 10.85	3.0% to 9.6%	2.0%
	2015	241	26	9.39 to 9.90	(41.3%) to (41.1%)	0.0%
Columbia Variable Portfolio—Small Cap Value Fund—Class 2	2018	$33,762	1,933	$10.76 to $21.05	(19.7%) to (19.2%)	0.2%
	2017	46,780	2,081	13.36 to 26.08	11.9% to 12.6%	0.3%
	2016	52,117	2,477	11.91 to 23.19	22.8% to 31.0%	0.4%
	2015	41,152	2,505	9.12 to 17.71	(8.8%) to (6.0%)	0.6%
	2014	50,451	2,800	12.86 to 19.16	1.2% to 1.7%	0.5%
Delaware VIP® Small Cap Value Series—Service Class	2018	$1,503	177	$8.48 to $8.53	(18.4%) to (17.9%)	0.4%
	2017	70	7	10.39 to 10.40	3.9% to 4.0%	0.0%
Dreyfus IP Technology Growth Portfolio—Initial Shares	2018	$17,480	678	$24.97 to $38.33	(2.8%) to (2.4%)	0.0%
	2017	17,753	672	25.62 to 39.44	40.0% to 40.7%	0.0%
	2016	12,365	657	18.25 to 28.16	2.8% to 3.3%	0.0%
	2015	13,976	769	17.71 to 27.40	9.3% to 10.3%	0.0%
	2014	13,374	765	16.95 to 26.29	4.9% to 5.3%	0.0%
Dreyfus IP Technology Growth Portfolio—Service Shares	2018	$87,256	3,758	$13.95 to $32.80	(3.1%) to (2.5%)	0.0%
	2017	88,682	3,307	14.36 to 33.70	39.8% to 40.7%	0.0%
	2016	57,980	2,757	10.25 to 24.00	2.5% to 5.0%	0.0%
	2015	61,660	2,873	9.98 to 23.32	(0.2%) to 9.9%	0.0%
	2014	58,080	2,763	13.34 to 22.33	4.6% to 5.1%	0.0%
DWS Alternative Asset Allocation VIP—Class B	2018	$24,785	2,615	$9.38 to $9.52	(10.9%) to (10.4%)	1.4%
	2017	11,867	1,120	10.53 to 10.63	5.2% to 5.7%	1.6%
	2016	3,557	354	10.02 to 10.05	0.2% to 0.5%	0.0%
Fidelity® VIP ContrafundSM Portfolio—Initial Class	2018	$115,517	2,644	$24.59 to $50.17	(8.1%) to (7.7%)	0.7%
	2017	141,710	3,003	26.69 to 54.34	19.6% to 20.2%	1.0%
	2016	135,457	3,468	22.25 to 45.22	6.0% to 6.5%	0.8%
	2015	148,106	4,049	20.93 to 42.45	8.6% to 9.6%	1.0%
	2014	167,877	4,568	21.13 to 42.76	9.9% to 10.4%	0.9%

NYLIAC Variable Annuity Separate Account-III
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return[1] (Lowest to Highest)	Investment Income Ratio[2]
Fidelity® VIP ContrafundSM Portfolio—Service Class 2	2018	$321,912	16,606	$11.15 to $30.72	(8.4%) to (7.8%)	0.4%
	2017	384,115	16,906	12.14 to 33.39	19.4% to 20.1%	0.8%
	2016	341,037	16,273	10.14 to 27.86	5.8% to 6.3%	0.6%
	2015	347,510	16,197	9.56 to 26.24	(4.4%) to 9.1%	0.8%
	2014	362,837	15,802	14.33 to 26.51	9.6% to 10.2%	0.7%
Fidelity® VIP Emerging Markets Portfolio—Service Class 2	2018	$1,555	189	$8.22 to $8.25	(17.8%) to (17.5%)	1.0%
Fidelity® VIP Equity-IncomeSM Portfolio—Initial Class	2018	$45,408	1,619	$19.16 to $31.24	(10.0%) to (9.6%)	2.2%
	2017	57,049	1,845	21.29 to 34.55	10.8% to 11.3%	1.7%
	2016	59,192	2,136	19.21 to 31.03	15.9% to 16.4%	2.2%
	2015	58,273	2,455	16.58 to 26.66	0.6% to 1.5%	3.1%
	2014	70,378	2,808	17.58 to 28.16	6.7% to 7.2%	2.7%
Fidelity® VIP Equity-IncomeSM Portfolio—Service Class 2	2018	$88,941	4,972	$10.64 to $21.58	(10.2%) to (9.6%)	2.1%
	2017	104,417	4,913	11.82 to 23.93	10.6% to 11.3%	1.5%
	2016	106,815	5,340	10.67 to 21.54	11.5% to 16.2%	2.1%
	2015	100,803	5,710	9.21 to 18.56	(7.9%) to 1.1%	2.8%
	2014	123,979	6,529	13.88 to 19.65	6.5% to 7.0%	2.6%
Fidelity® VIP Growth Opportunities Portfolio—Service Class 2	2018	$42,044	2,630	$14.25 to $16.95	10.3% to 10.9%	0.1%
	2017	24,121	1,647	12.90 to 15.31	31.9% to 32.6%	0.1%
	2016	10,796	969	9.77 to 11.56	(1.7%) to 2.9%	0.0%
	2015	16,419	1,418	9.92 to 11.71	(0.8%) to (0.6%)	0.0%
	2014	1,247	111	11.24 to 11.27	12.4% to 12.7%	0.0%
Fidelity® VIP Mid Cap Portfolio—Service Class 2	2018	$120,951	5,445	$10.18 to $31.63	(16.3%) to (15.8%)	0.4%
	2017	164,267	5,786	12.14 to 37.65	18.3% to 19.1%	0.5%
	2016	156,939	6,075	10.23 to 31.69	9.0% to 10.5%	0.3%
	2015	161,100	6,556	9.29 to 28.73	(7.1%) to 1.5%	0.2%
	2014	190,874	7,272	13.04 to 29.63	4.1% to 4.6%	0.0%
Invesco V.I. American Value Fund—Series II Shares	2018	$10,731	947	$9.07 to $12.04	(14.4%) to (13.9%)	0.2%
	2017	13,637	1,020	10.58 to 14.01	7.8% to 8.4%	0.6%
	2016	16,259	1,294	9.80 to 12.95	11.2% to 13.7%	0.1%
	2015	12,066	1,078	8.64 to 11.39	(13.6%) to (3.4%)	0.0%
	2014	10,916	859	12.65 to 12.74	7.6% to 8.0%	0.2%

NYLIAC Variable Annuity Separate Account-III
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return[1] (Lowest to Highest)	Investment Income Ratio[2]
Invesco V.I. International Growth Fund—Series II Shares	2018	$33,147	3,550	$8.79 to $10.11	(16.7%) to (16.2%)	1.9%
	2017	36,136	3,259	10.54 to 12.08	20.6% to 21.3%	1.3%
	2016	24,546	2,714	8.73 to 9.98	(3.7%) to (2.0%)	1.2%
	2015	19,175	2,075	8.93 to 10.18	(10.7%) to (10.5%)	1.5%
	2014	7,209	745	9.65 to 9.68	(3.5%) to (3.2%)	1.2%
Janus Henderson Enterprise Portfolio—Service Shares	2018	$5,640	565	$9.95 to $10.01	(2.4%) to (1.9%)	0.1%
	2017	229	22	10.19 to 10.20	1.9% to 2.0%	0.0%
Janus Henderson Global Research Portfolio—Institutional Shares	2018	$46,614	2,024	$9.68 to $25.49	(8.6%) to (8.2%)	1.1%
	2017	57,339	2,283	10.56 to 27.75	24.7% to 25.3%	0.8%
	2016	51,997	2,611	8.45 to 22.16	0.2% to 0.7%	1.1%
	2015	59,025	3,000	8.41 to 22.01	1.2% to 2.1%	0.7%
	2014	67,675	3,317	8.75 to 22.85	5.5% to 6.0%	1.1%
Janus Henderson Global Research Portfolio—Service Shares	2018	$30,362	1,809	$10.26 to $19.26	(8.8%) to (8.2%)	1.0%
	2017	36,427	1,923	11.22 to 21.02	24.4% to 25.2%	0.7%
	2016	31,889	2,038	9.00 to 16.83	(0.0%) to 1.9%	0.9%
	2015	38,844	2,461	8.98 to 16.76	(10.2%) to 1.7%	0.5%
	2014	40,620	2,435	12.53 to 17.44	5.2% to 5.7%	1.0%
MFS® International Value Portfolio—Service Class	2018	$9,318	922	$10.04 to $10.13	(11.3%) to (10.8%)	1.0%
	2017	2,250	198	11.32 to 11.36	13.2% to 13.6%	0.8%
MFS® Investors Trust Series—Initial Class	2018	$7,081	342	$17.79 to $28.71	(7.2%) to (6.8%)	0.6%
	2017	8,605	387	19.13 to 30.95	21.1% to 21.6%	0.7%
	2016	7,974	438	15.76 to 25.56	6.6% to 7.1%	0.9%
	2015	8,205	485	14.74 to 23.98	7.2% to 8.2%	0.9%
	2014	9,597	560	14.95 to 24.37	9.0% to 9.5%	0.9%
MFS® Investors Trust Series—Service Class	2018	$40,011	2,685	$11.56 to $25.89	(7.4%) to (6.8%)	0.5%
	2017	35,483	2,019	12.46 to 27.86	20.8% to 21.6%	0.6%
	2016	22,698	1,358	10.29 to 22.98	5.9% to 6.9%	0.6%
	2015	18,540	1,050	9.66 to 21.52	(3.4%) to 7.7%	0.7%
	2014	15,349	780	14.71 to 21.84	8.7% to 9.2%	0.8%

NYLIAC Variable Annuity Separate Account-III
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return[1] (Lowest to Highest)	Investment Income Ratio[2]
MFS® Research Series—Initial Class	2018	$8,693	380	$15.68 to $25.92	(5.9%) to (5.7%)	0.7%
	2017	10,283	427	16.67 to 27.50	21.4% to 21.7%	1.3%
	2016	9,613	491	13.73 to 26.18	6.7% to 7.2%	0.8%
	2015	10,337	566	12.83 to 24.53	7.1% to 8.0%	0.7%
	2014	11,653	634	12.93 to 24.79	8.2% to 8.7%	0.8%
MFS® Research Series—Service Class	2018	$19,556	1,087	$11.70 to $28.62	(6.4%) to (5.8%)	0.5%
	2017	16,038	665	12.47 to 30.43	20.8% to 21.6%	1.1%
	2016	14,216	687	10.29 to 25.07	5.4% to 7.1%	0.6%
	2015	11,786	586	9.64 to 23.44	(3.6%) to 7.6%	0.5%
	2014	12,887	620	14.53 to 23.64	7.9% to 8.5%	0.6%
Morgan Stanley VIF U.S. Real Estate Portfolio—Class II	2018	$18,762	1,762	$9.27 to $11.16	(9.6%) to (9.1%)	2.5%
	2017	25,927	2,184	10.23 to 12.29	1.1% to 1.6%	1.3%
	2016	33,236	2,793	10.09 to 12.11	0.9% to 5.2%	1.1%
	2015	31,971	2,794	10.12 to 11.52	1.2% to 28.4%	1.2%
	2014	33,767	2,954	11.38 to 11.46	27.2% to 27.7%	1.2%
Neuberger Berman AMT Mid Cap Growth Portfolio—Class I	2018	$1,235	48	$24.58 to $35.14	(8.1%) to (7.7%)	0.0%
	2017	1,501	54	26.63 to 38.10	23.0% to 23.6%	0.0%
	2016	1,360	60	21.55 to 30.85	2.5% to 2.9%	0.0%
	2015	1,817	83	20.94 to 29.98	5.0% to 5.9%	0.0%
	2014	1,948	89	20.97 to 30.04	5.6% to 6.1%	0.0%
Neuberger Berman AMT Mid Cap Growth Portfolio—Class S	2018	$59,200	3,122	$10.78 to $31.29	(8.3%) to (7.7%)	—
	2017	68,239	3,111	11.73 to 33.97	22.3% to 23.1%	—
	2016	54,218	2,726	9.57 to 27.67	2.3% to 5.6%	0.0%
	2015	64,660	2,943	9.33 to 26.95	(6.7%) to 5.5%	0.0%
	2014	47,261	2,012	13.73 to 27.08	5.3% to 5.9%	0.0%
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)—Advisor Class	2018	$82,235	7,635	$10.40 to $11.26	0.2% to 0.8%	1.2%
	2017	81,154	7,543	10.36 to 11.19	0.9% to 1.4%	5.0%
	2016	68,889	6,413	10.25 to 11.04	2.5% to 5.0%	1.4%
	2015	49,716	4,786	9.79 to 10.52	(2.1%) to (1.9%)	3.6%
	2014	20,154	1,895	10.62 to 10.64	1.1% to 1.4%	1.0%

NYLIAC Variable Annuity Separate Account-III
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return[1] (Lowest to Highest)	Investment Income Ratio[2]
PIMCO VIT Low Duration Portfolio—Advisor Class	2018	$20,579	2,093	$9.75 to $9.89	(1.5%) to (1.0%)	1.8%
	2017	19,944	2,005	9.89 to 9.99	(0.5%) to 0.0%	1.2%
	2016	8,013	804	9.94 to 9.98	(0.6%) to (0.2%)	0.8%
PIMCO VIT Total Return Portfolio—Advisor Class	2018	$87,333	8,623	$9.98 to $10.30	(2.4%) to (1.8%)	2.4%
	2017	79,494	7,681	10.20 to 10.50	3.0% to 3.6%	1.9%
	2016	60,910	6,066	9.89 to 10.16	(0.6%) to 1.3%	1.9%
	2015	43,096	4,320	9.80 to 10.03	(2.0%) to (1.8%)	5.7%
	2014	15,706	1,551	10.11 to 10.14	6.2% to 6.4%	2.1%
Victory VIF Diversified Stock Fund—Class A Shares	2018	$11,175	636	$10.42 to $19.57	(14.9%) to (14.3%)	0.4%
	2017	15,474	748	12.21 to 22.89	24.1% to 25.0%	0.7%
	2016	13,879	802	9.81 to 18.36	2.0% to 3.4%	1.0%
	2015	16,546	966	9.59 to 17.92	(4.1%) to 3.9%	0.6%
	2014	23,158	1,283	14.31 to 18.75	8.2% to 8.7%	0.9%
Not all Investment Divisions are available under all policies.
Charges and fees levied by NYLIAC are disclosed in Note 3.
Expenses as a percent of average variable accumulation value are 1.20% to 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
________________

[1]
Total returns are not annualized for periods less than a year. These amounts represent the total return for the periods indicated, including changes in the value of the underlying Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total returns are calculated for each period indicated or from the effective date through the end of the reporting period.

[2]
These amounts represent the dividends excluding distributions of capital gains, received by an Investment Division from the underlying Fund, net of management fees assessed by the Fund manager, divided by the average investment at net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Investment Division is affected by the timing of the declaration of dividends by the underlying Fund in which the Investment Division invests. Annualized percentages are shown for the Investment Income Ratio for all Investment Divisions in all periods.

Report of Independent Registered Public Accounting Firm

To the Board of Directors of New York Life Insurance and Annuity Corporation and the Policyowners of NYLIAC Variable Annuity Separate Account-III

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the investment divisions of NYLIAC Variable Annuity Separate Account-III indicated in the table below as of December 31, 2018, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the investment divisions in the NYLIAC Variable Annuity Separate Account-III as of December 31, 2018, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

MainStay VP Absolute Return Multi-Strategy Portfolio-Service Class (1)	MainStay VP MacKay Government-Initial Class (1)	Columbia Variable Portfolio-Emerging Markets Bond Fund-Class 2 (1)
MainStay VP Balanced-Service Class (1)	MainStay VP MacKay Government-Service Class (1)	Columbia Variable Portfolio-Small Cap Value Fund-Class 2 (1)
MainStay VP Bond-Initial Class (1)	MainStay VP MacKay Growth-Initial Class (1)	Delaware VIP® Small Cap Value Series-Service Class (5)
MainStay VP Bond-Service Class (1)	MainStay VP MacKay Growth-Service Class (1)	Dreyfus IP Technology Growth Portfolio-Initial Shares (1)
MainStay VP Conservative Allocation-Service Class (1)	MainStay VP MacKay High Yield Corporate Bond-Initial Class (1)	Dreyfus IP Technology Growth Portfolio-Service Shares (1)
MainStay VP Cushing® Renaissance Advantage-Service Class (1)	MainStay VP MacKay High Yield Corporate Bond-Service Class (1)	DWS Alternative Asset Allocation VIP-Class B (1)
MainStay VP Eagle Small Cap Growth-Initial Class (1)	MainStay VP MacKay International Equity-Initial Class (1)	Fidelity® VIP ContrafundSM Portfolio-Initial Class (1)
MainStay VP Eagle Small Cap Growth-Service Class (1)	MainStay VP MacKay International Equity-Service Class (1)	Fidelity® VIP ContrafundSM Portfolio-Service Class 2 (1)
MainStay VP Emerging Markets Equity-Initial Class (1)	MainStay VP MacKay Mid Cap Core-Initial Class (1)	Fidelity® VIP Emerging Markets Portfolio-Service Class 2 (2)
MainStay VP Emerging Markets Equity-Service Class (1)	MainStay VP MacKay Mid Cap Core-Service Class (1)	Fidelity® VIP Equity-IncomeSM Portfolio-Initial Class (1)
MainStay VP Epoch U.S. Equity Yield-Initial Class (1)	MainStay VP MacKay S&P 500 Index-Initial Class (1)	Fidelity® VIP Equity-IncomeSM Portfolio-Service Class 2 (1)
MainStay VP Epoch U.S. Equity Yield-Service Class (1)	MainStay VP MacKay S&P 500 Index-Service Class (1)	Fidelity® VIP Growth Opportunities Portfolio-Service Class 2 (1)
MainStay VP Epoch U.S. Small Cap-Initial Class (1)	MainStay VP MacKay Small Cap Core-Service Class (1)	Fidelity® VIP Mid Cap Portfolio-Service Class 2 (1)
MainStay VP Epoch U.S. Small Cap-Service Class (1)	MainStay VP MacKay Unconstrained Bond-Service Class (1)	Invesco V.I. American Value Fund-Series II Shares (1)
MainStay VP Fidelity Institutional AM® Utilities-Initial Class (1)	MainStay VP Mellon Natural Resources-Initial Class (1)	Invesco V.I. International Growth Fund-Series II Shares (1)
MainStay VP Fidelity Institutional AM® Utilities-Service Class (1)	MainStay VP Moderate Allocation-Service Class (1)	Janus Henderson Enterprise Portfolio-Service Shares (5)
MainStay VP Floating Rate-Service Class (1)	MainStay VP Moderate Growth Allocation-Service Class (1)	Janus Henderson Global Research Portfolio-Institutional Shares (1)
MainStay VP Growth Allocation-Service Class (1)	MainStay VP PIMCO Real Return-Service Class (1)	Janus Henderson Global Research Portfolio-Service Shares (1)
MainStay VP Income Builder-Initial Class (1)	MainStay VP T. Rowe Price Equity Income-Initial Class (1)	MFS® International Value Portfolio-Service Class (4)

Report of Independent Registered Public Accounting Firm (Continued)

MainStay VP Income Builder-Service Class (1)	MainStay VP T. Rowe Price Equity Income-Service Class (1)	MFS® Investors Trust Series-Initial Class (1)
MainStay VP Indexed Bond-Service Class (4)	MainStay VP U.S. Government Money Market-Initial Class (1)	MFS® Investors Trust Series-Service Class (1)
MainStay VP IQ Hedge Multi-Strategy-Service Class (3)	American Funds IS Asset Allocation Fund-Class 4 (2)	MFS® Research Series-Initial Class (1)
MainStay VP Janus Henderson Balanced-Initial Class (1)	American Funds IS Blue Chip Income and Growth Fund-Class 4 (5)	MFS® Research Series-Service Class (1)
MainStay VP Janus Henderson Balanced-Service Class (1)	American Funds IS Global Small Capitalization Fund-Class 4 (1)	Morgan Stanley VIF U.S. Real Estate Portfolio-Class II (1)
MainStay VP Large Cap Growth-Initial Class (1)	American Funds IS Growth Fund-Class 4 (5)	Neuberger Berman AMT Mid Cap Growth Portfolio-Class I (1)
MainStay VP Large Cap Growth-Service Class (1)	American Funds IS New World Fund®-Class 4 (1)	Neuberger Berman AMT Mid Cap Growth Portfolio-Class S (1)
MainStay VP MacKay Common Stock-Initial Class (1)	BlackRock® Global Allocation V.I. Fund-Class III (1)	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)-Advisor Class (1)
MainStay VP MacKay Common Stock-Service Class (1)	BlackRock® High Yield V.I. Fund-Class III (1)	PIMCO VIT Low Duration Portfolio-Advisor Class (1)
MainStay VP MacKay Convertible-Initial Class (1)	ClearBridge Variable Appreciation Portfolio-Class II (4)	PIMCO VIT Total Return Portfolio-Advisor Class (1)
MainStay VP MacKay Convertible-Service Class (1)	Columbia Variable Portfolio-Commodity Strategy Fund-Class 2 (1)	Victory VIF Diversified Stock Fund-Class A Shares (1)

(1) Statement of operations for the year ended December 31, 2018 and statement of changes in net assets for the years ended December 31, 2018 and 2017
(2) Statement of operations and statement of changes in net assets for the period May 1, 2018 (commencement of operations) through December 31, 2018
(3) Statement of operations and statement of changes in net assets for the period November 30, 2018 (commencement of operations) through December 31, 2018
(4) Statement of operations for the year ended December 31, 2018, and statement of changes in net assets for the year ended December 31, 2018 and the period May 1, 2017 (commencement of operations) through December 31, 2017

(5) Statement of operations for the year ended December 31, 2018, and statement of changes in net assets for the year ended December 31, 2018 and the period November 13, 2017 (commencement of operations) through December 31, 2017

Basis for Opinions

These financial statements are the responsibility of the New York Life Insurance and Annuity Corporation management. Our responsibility is to express an opinion on the financial statements of each of the investment divisions in the NYLIAC Variable Annuity Separate Account-III based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the investment divisions in the NYLIAC Variable Annuity Separate Account-III in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence

Report of Independent Registered Public Accounting Firm (Continued)

regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2018 by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
New York, New York
March 21, 2019

We have served as the auditor of one or more of the investment divisions in NYLIAC Variable Annuity Separate Account-III since 1995.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(A wholly-owned subsidiary of
New York Life Insurance Company)

FINANCIAL STATEMENTS
(STATUTORY BASIS)

December 31, 2018, 2017 and 2016

Report of Independent Auditors

To the Board of Directors of New York Life Insurance and Annuity Corporation:

We have audited the accompanying statutory financial statements of New York Life Insurance and Annuity Corporation (the “Company”), which comprise the statutory statements of financial position as of December 31, 2018 and 2017, and the related statutory statements of operations, of changes in capital and surplus, and of cash flows for each of the three years in the period ended December 31, 2018.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Delaware State Insurance Department. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Delaware State Insurance Department, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

PricewaterhouseCoopers LLP, PricewaterhouseCoopers Center, 300 Madison Avenue, New York, NY 10017 T: (646) 471 3000, F: (813) 286 6000, www.pwc.com/us

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the “Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles” paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2018 and 2017, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2018.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 2018 and 2017, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2018, in accordance with the accounting practices prescribed or permitted by the Delaware State Insurance Department described in Note 2.

Emphasis of Matter

As disclosed in Note 11 to the financial statements, the Company has entered into significant related party transactions with New York Life Insurance Company and its affiliates. Our opinion is not modified with respect to this matter.

Other Matter

Our audit was conducted for the purpose of forming an opinion on the statutory-basis financial statements taken as a whole. The supplemental schedules of the Company as of December 31, 2018 and for the year then ended are presented to comply with the National Association of Insurance Commissioners’ Annual Statement Instructions and Accounting Practices and Procedures Manual and for purposes of additional analysis and are not a required part of the statutory-basis financial statements. The supplemental schedules are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. The supplemental schedules have been subjected to the auditing procedures applied in the audit of the statutory-basis financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to the statutory-basis financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the supplemental schedules are fairly stated, in all material respects, in relation to the statutory-basis financial statements taken as a whole.

New York, New York

March 13, 2019

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(A wholly owned subsidiary of New York Life Insurance Company)

STATUTORY STATEMENTS OF FINANCIAL POSITION

	December 31,
	2018	2017
	(in millions)
Assets
Bonds	$84,920	$82,299
Common and preferred stocks	1,327	1,406
Mortgage loans	14,210	13,657
Policy loans	894	867
Limited partnerships and other invested assets	1,320	1,271
Cash, cash equivalents and short-term investments	1,891	2,211
Other investments	479	326
Total cash and invested assets	105,041	102,037
Investment income due and accrued	712	692
Interest in annuity contracts	8,673	8,229
Other assets	566	607
Separate accounts assets	38,466	41,286
Total assets	$153,458	$152,851
Liabilities, capital and surplus
Liabilities:
Policy reserves	94,131	86,310
Deposit funds	1,308	1,176
Policy claims	244	198
Separate accounts transfers due and accrued	(916)	(993)
Obligations under structured settlement agreements	8,673	8,229
Amounts payable under security lending agreements	676	675
Other liabilities	973	1,426
Funds held under coinsurance - affiliated	—	4,015
Interest maintenance reserve	106	154
Asset valuation reserve	1,213	1,189
Separate accounts liabilities	38,464	41,285
Total liabilities	144,872	143,664
Capital and Surplus:
Capital stock - par value $10,000
(20,000 shares authorized,
2,500 issued and outstanding)	25	25
Gross paid in and contributed surplus	3,928	3,928
Unassigned surplus	4,633	5,234
Total capital and surplus	8,586	9,187

Total liabilities, capital and surplus	$153,458	$152,851

See accompanying notes to financial statements.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(A wholly owned subsidiary of New York Life Insurance Company)

STATUTORY STATEMENTS OF OPERATIONS

	Years Ended December 31,
	2018	2017	2016
	(in millions)
Income
Premiums	$12,301	$13,392	$12,770
Net investment income	4,075	3,934	3,795
Other income	920	900	862
Total income	17,296	18,226	17,427
Benefits and expenses
Benefit payments:
Death benefits	676	463	394
Annuity benefits	3,003	2,799	2,555
Surrender benefits	8,044	6,266	5,805
Other benefit payments	80	60	44
Total benefit payments	11,803	9,588	8,798
Additions to policy reserves	7,626	5,855	5,564
Net transfers to (from) separate accounts	(210)	240	297
Adjustment in funds withheld	(3,886)	189	179
Operating expenses	1,474	1,487	1,420
Total benefits and expenses	16,807	17,359	16,258
Gain from operations before federal and foreign income taxes	489	867	1,169
Federal and foreign income taxes	214	249	279
Net gain from operations	275	618	890
Net realized capital gains (losses), after taxes and transfers to interest maintenance reserve	(8)	34	(112)
Net income	$267	$652	$778

See accompanying notes to financial statements.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(A wholly owned subsidiary of New York Life Insurance Company)

STATUTORY STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS

	Years Ended December 31,
	2018	2017	2016
	(in millions)
Capital and surplus, beginning of year	$9,187	$8,725	$8,146
Net income	267	652	778
Change in net unrealized capital gains on investments	(73)	100	32
Change in nonadmitted assets	(160)	408	(91)
Change in reserve valuation basis	—	—	(72)
Change in asset valuation reserve	(24)	(137)	(121)
Change in net deferred income tax	153	(282)	54
Dividends to stockholder	(600)	(275)	—
Prior period correction	(169)	—	—
Other adjustments, net	5	(4)	(1)
Capital and surplus, end of year	$8,586	$9,187	$8,725

See accompanying notes to financial statements.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(A wholly owned subsidiary of New York Life Insurance Company)

STATUTORY STATEMENTS OF CASH FLOWS

	Years Ended December 31,
	2018	2017	2016
	(in millions)
Cash flows from operating activities:
Premiums received	$12,279	$13,378	$12,765
Net investment income received	3,783	3,585	3,518
Other	910	899	851
Total received	16,972	17,862	17,134
Benefits and other payments	11,644	9,478	8,783
Net transfers to separate accounts	(293)	302	336
Operating expenses	1,396	1,590	1,379
Federal income taxes	269	288	254
Total paid	13,016	11,658	10,752
Net cash from operating activities	3,956	6,204	6,382
Cash flows from investing activities:
Proceeds from investments sold	2,888	5,287	4,257
Proceeds from investments matured or repaid	10,107	10,985	10,048
Cost of investments acquired	(16,388)	(21,925)	(20,896)
Net change in policy loans	(29)	—	5
Net cash from investing activities	(3,422)	(5,653)	(6,586)
Cash flows from financing and miscellaneous activities:
Dividends to stockholder	(600)	(275)	—
Other miscellaneous uses	(254)	12	(164)
Net cash from financing and miscellaneous activities	(854)	(263)	(164)
Net increase (decrease) in cash, cash equivalents and short-term investments	(320)	288	(368)
Cash, cash equivalents and short-term investments, beginning of year	2,211	1,923	2,291
Cash, cash equivalents and short-term investments, end of year	$1,891	$2,211	$1,923

See accompanying notes to financial statements.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(A wholly owned subsidiary of New York Life Insurance Company)

STATUTORY STATEMENTS OF CASH FLOWS (supplemental)

	Years Ended December 31,
	2018	2017	2016
	(in millions)
Supplemental disclosures of cash flow information:
Non-cash activities during the year not included in the Statutory Statements of Cash Flows:
Exchange/conversion of bonds to bonds	$563	$336	$418
Capitalized interest on bonds	$136	$136	$143
Depreciation/amortization on fixed assets	$73	$73	$71
Merger/exchange/spinoff of equity investment to equity investment	$19	$26	$13
Transfer of bond investment to other invested assets	$17	$26	$—
Capitalized interest on mortgage loans	$2	$24	$5
Exchange of bonds to stocks	$2	$12	$88
Transfer of mortgage loans to other invested assets	$—	$23	$—
Transfer of other invested assets to stocks	$—	$—	$51
Bond to be announced commitments - purchased/sold	$—	$94	$903
Other	$14	$28	$27

See accompanying notes to financial statements.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(A wholly-owned subsidiary of New York Life Insurance Company)
NOTES TO STATUTORY FINANCIAL STATEMENTS

December 31, 2018, 2017 and 2016
NOTE 1 - NATURE OF OPERATIONS

New York Life Insurance and Annuity Corporation (“the Company”), domiciled in the State of Delaware, is a direct, wholly-owned subsidiary of New York Life Insurance Company (“New York Life”). The Company’s primary business operations are its life and annuity business and its investment management activities. The Company offers a wide variety of interest sensitive and variable life insurance and annuity products to a large cross section of the insurance market. The Company markets its products in all 50 states of the United States of America and the District of Columbia, primarily through New York Life’s career agency force, with certain products also marketed through independent brokers, brokerage general agents and banks.

NOTE 2 - BASIS OF PRESENTATION

The accompanying financial statements have been prepared using accounting practices prescribed or permitted by the Delaware State Insurance Department (“DSID” or “statutory accounting practices”), which is a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The DSID recognizes only statutory accounting practices prescribed or permitted by the State of Delaware for determining and reporting the financial position and results of operations of an insurance company and for determining its solvency under the Delaware State Insurance Law. The National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures Manual (“NAIC SAP”) has been adopted as a component of prescribed or permitted practices by the State of Delaware. Prescribed statutory accounting practices include state laws and regulations. Permitted statutory accounting practices encompass accounting practices that are not prescribed; such practices differ from state to state, may differ from company to company within a state, and may change in the future. The Company has no permitted practices.

Prior Period Correction

The Company determined that it understated reserves dating back to 2014 for a fixed deferred annuity product with guaranteed income benefits. Management evaluated the adjustment and concluded that while the Company's reserves in prior periods were understated, this item was not material to any previously reported annual financial statements. As a result, the Company recorded a prior period correction to reduce surplus by $169 million in 2018, reflecting the cumulative impact for the years 2017 and prior.

NOTE 3 - SIGNIFICANT ACCOUNTING POLICIES
Use of Estimates
The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Management is also required to disclose contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results may differ from those estimates.
Bonds

Bonds other than loan-backed and structured securities are stated at amortized cost using the interest method. Bonds in or near default (rated NAIC 6) are stated at the lower of amortized cost or fair value. Refer to Note 9 - Fair Value Measurements, for a discussion of the valuation approach and methods for bonds.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 3 - SIGNIFICANT ACCOUNTING POLICIES (continued)

SVO-Identified bond Exchange Traded Funds ("ETFs") are stated at fair value and reported as bonds. Refer to Note 9 - Fair Value Measurements, for discussion on the valuation approach and methods for bonds.

Loan-backed and structured securities, which are included in bonds, are valued at amortized cost using the interest method including current assumptions of projected cash flows. Loan-backed and structured securities in or near default (rated NAIC 6) are stated at the lower of amortized cost or fair value. Amortization of premium or accretion of discount from the purchase of these securities considers the estimated timing and amount of cash flows of the underlying loans, including prepayment assumptions based on data obtained from external sources or internal estimates. Projected future cash flows are updated monthly, and the amortized cost and effective yield of the securities are adjusted as necessary to reflect historical prepayment experience and changes in estimated future prepayments. For high credit quality loan-backed and structured securities (those rated AA or above at the date of acquisition), the adjustments to amortized cost are recorded as a charge or credit to net investment income in accordance with the retrospective method. For loan-backed and structured securities that are not of high credit quality (those rated below AA at date of acquisition), certain floating rate securities and securities with the potential for a loss of a portion of the original investment due to contractual prepayments (e.g., interest only securities), the effective yield is adjusted prospectively for any changes in estimated cash flows.

All acquisitions of securities are recorded in the financial statements on a trade date basis except for the acquisitions of private placement bonds, which are recorded on the funding date.

Preferred Stocks

Preferred stocks in “good standing” (NAIC designation of 1 to 3) are valued at amortized cost. Preferred stocks “not in good standing” (NAIC designation of 4 to 6) are valued at the lower of amortized cost or fair value. Refer to Note 9 - Fair Value Measurements, for a discussion of the valuation approach and methods for preferred stocks.

Common Stocks

Common stocks include the Company’s investments in unaffiliated stocks which are carried at fair value. Unrealized gains and losses are reflected in surplus, net of deferred taxes. Refer to Note 9 - Fair Value Measurements, for a discussion of the valuation approach and methods for common stocks.

Other than Temporary Impairments

The cost basis of bonds and equity securities is adjusted for impairments in value that are deemed to be other than temporary. An other-than-temporary loss is recognized in net income when it is anticipated that the amortized cost will not be recovered. Factors considered in evaluating whether a decline in value is other than temporary include: (1) whether the decline is substantial; (2) the duration that the fair value has been less than cost; (3) the financial condition and near-term prospects of the issuer; and (4) the Company’s ability and intent to retain the investment for a period of time sufficient to allow for an anticipated recovery in value.

When a bond (other than loan-backed and structured securities), preferred stock or common stock is deemed other-than-temporarily impaired, the difference between the investments’ amortized cost and its fair value is recognized as a realized loss and reported in net income if the loss is credit related, or deferred in the interest maintenance reserve ("IMR") if interest related for bonds.

For loan-backed and structured securities, the entire difference between the security’s amortized cost and its fair value is recognized in net income only when the Company (1) has the intent to sell the security or (2) it does not have the intent and ability to hold the security to recovery. If neither of these two conditions exists, a realized loss is recognized in net income for the difference between the amortized cost basis of the security and the net present value of projected future cash flows expected to be collected. The net present value is calculated by discounting the Company’s best estimate of projected future cash flows at the effective interest rate implicit in the loan-backed or structured security prior to impairment.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 3 - SIGNIFICANT ACCOUNTING POLICIES (continued)

The determination of cash flow estimates in the net present value calculation is subjective and methodologies will vary, depending on the type of security. The Company considers all information relevant to the collectability of the security, including past events, current conditions, and reasonably supportable assumptions and forecasts in developing the estimate of cash flows expected to be collected. This information generally includes, but may not be limited to, the remaining payment terms of the security, estimated prepayment speeds, defaults, recoveries upon liquidation of the underlying collateral securing the notes, the financial condition of the issuer(s), credit enhancements and other third-party guarantees. In addition, other information, such as industry analyst reports and forecasts, sector credit ratings, the financial condition of the bond insurer for insured fixed income securities and other market data relevant to the collectability may also be considered, as well as the expected timing of the receipt of insured payments, if any. The estimated fair value of the collateral may be used to estimate recovery value if the Company determines that the security is dependent on the liquidation of the collateral for recovery.

The new cost basis of an impaired security is not adjusted for subsequent increases in estimated fair value. In periods subsequent to the recognition of an other-than-temporary impairment ("OTTI"), the impaired bond security is accounted for as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis may be accreted (or amortized) into net investment income in future periods based on prospective changes in cash flow estimates, to reflect adjustments to the effective yield.

Mortgage Loans

Mortgage loans on real estate are carried at unpaid principal balances, net of discounts, premiums, deferred origination fees, and specific valuation allowances, and are collateralized. Specific valuation allowances are established for the excess carrying value of the mortgage loan over the estimated fair value of the collateral as an unrealized loss in surplus, when it is probable that based on current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Fair value of the collateral is estimated by performing an internal or external current appraisal. If impairment is deemed to be other-than-temporary, which can include a loan modification that qualifies as a troubled debt restructuring (“TDR”), a direct write-down is recognized as a realized loss reported in net income, and a new cost basis for the individual mortgage loan, which is equal to the fair value of the collateral, less costs to obtain and sell, is established. Refer to Note 9 - Fair Value Measurements, for a discussion of the valuation approach and methods for mortgage loans.

The Company accrues interest income on mortgage loans to the extent it is deemed collectible. The Company places loans on non-accrual status, and ceases to recognize interest income when management determines that the collection of interest and repayment of principal is not probable. Any accrued but uncollected interest is reversed out of interest income once a loan is put on non-accrual status. Interest payments received on mortgage loans where interest payments have been deemed uncollectible are recognized on a cash basis and recorded as interest income. If a determination is made that the principal will not be collected, the interest payment received is used to reduce the principal balance. If a mortgage loan has any investment income due and accrued that is 90 days past due and collectible, the investment income will continue to accrue but all accrued interest related to the mortgage loan is reported as a nonadmitted asset, until such time that it has been paid or is deemed uncollectible.

Real Estate

Real estate includes properties that are directly-owned real estate properties and real estate property investments that are directly and wholly-owned through a limited liability company and meet certain criteria. Real estate held for the production of income are stated at cost less accumulated depreciation and encumbrances. Real estate held for sale is stated at the lower of cost less accumulated depreciation or fair value, less encumbrances and estimated costs to sell, which may result in an OTTI recognized as a realized loss in net income. Depreciation of real estate held for the production of income is calculated using the straight-line method over the estimated lives of the assets, generally 40 years. Costs of permanent improvements are depreciated over their estimated useful life.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 3 - SIGNIFICANT ACCOUNTING POLICIES (continued)

Policy Loans

Policy loans are stated at the aggregate balance due. The excess of the unpaid balance of a policy loan that exceeds the cash surrender value is nonadmitted.

Limited Partnerships and Limited Liability Companies

Limited partnerships and limited liability companies which have admissible audits are carried at the underlying audited equity of the investee. The financial statements of equity method investees are usually not received sufficiently timely for the Company to apply the equity method at each reporting period. Therefore, the equity pick-up on these investments has been recorded on a one to three-month lag.

The new cost basis of an impaired limited partnership is not adjusted for subsequent increases in the underlying audited equity of the investee. The Company nonadmits the entire investment when an admissible audit is not performed. Dividends and distributions from limited partnerships and limited liability companies, other than those deemed a return of capital, are recorded in net investment income. Undistributed earnings are included in unrealized gains and losses and are reflected in surplus, net of deferred taxes.

Low-Income Housing Tax Credit (“LIHTC”) investments, which are included in limited partnerships and other invested assets, are recorded at proportional amortized cost and include remaining unfunded commitments. The carrying value of the investment is amortized into income in proportion to the actual and projected future amounts of tax credits and deductible losses. The amortization is recorded through net investment income.

Derivative Instruments

Derivative instruments that qualify and are designated for hedge accounting IMR are transferred to the IMR, net of taxes.

Derivative instruments that qualify and are designated for hedge accounting are valued in a manner consistent with the items being hedged. Periodic payments and receipts on these derivatives are recorded on an accrual basis within net investment income for hedges of fixed income securities, other income for hedges of liabilities, and net realized capital gains and losses for hedges of net investments in foreign operations. Net realized gains and losses are recognized upon termination or maturity of these contracts in a manner consistent with the hedged item and when subject to the IMR, are transferred to the IMR, net of taxes.

Derivative instruments that do not qualify or are not designated for hedge accounting are carried at fair value and changes in fair value are recorded in surplus as unrealized gains and losses, net of deferred taxes. Periodic payments and receipts on these derivatives are recorded on an accrual basis within net investment income for hedges of fixed income securities and other income for hedges of liabilities and net realized capital gains and losses for hedges of foreign net investments and credit default swaps. Upon termination or maturity the gains or losses on these contracts are recognized in net realized capital gains and losses, net of taxes. Realized gains or losses on terminated or matured derivatives, which are subject to the IMR, are transferred to the IMR, net of taxes.
Cash, Cash Equivalents and Short-term Investments

Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments that have original maturities of three months or less at date of purchase and are carried at amortized cost. Cash and cash equivalents also include money market mutual funds which are stated at fair value. Short-term investments consist of securities with remaining maturities of one year or less, but greater than three months at the time of acquisition and are carried at amortized cost, which approximates fair value.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 3 - SIGNIFICANT ACCOUNTING POLICIES (continued)

Asset Valuation Reserve

The asset valuation reserve ("AVR") is used to stabilize surplus from fluctuations in the market value of bonds, stocks, mortgage loans, real estate, limited partnerships and other investments. Changes in the AVR are accounted for as direct increases or decreases in surplus. The IMR captures interest related realized gains and losses on sales (net of taxes) of bonds, preferred stocks mortgage loans, interest related other-than-temporary impairments (net of taxes) and realized gains or losses (net of taxes) on terminated interest rate related derivatives which are amortized into net income over the expected years to maturity of the investments sold or the item being hedged using the grouped method. An interest related other-than-temporary impairment occurs when the Company has the intent to sell an investment, at the reporting date, before recovery of the cost of the investment. For loan-backed and structured securities, the non-interest related other-than-temporary impairment is booked to the AVR, and the interest related portion to the IMR.
Loaned Securities and Repurchase Agreements
The Company enters into securities lending agreements whereby certain investment securities are loaned to third-parties. Securities loaned are treated as financing arrangements. With respect to securities loaned, in order to reduce the Company’s risk under these transactions, the Company requires initial cash collateral equal to 102% of the fair value of domestic securities loaned. The Company records an offsetting liability in amounts payable under security lending agreements. The Company monitors the fair value of securities loaned with additional collateral obtained as necessary. The borrower of the loaned securities is permitted to sell or repledge those securities.

The Company enters into dollar roll repurchase agreements to sell and repurchase securities. Assets to be repurchased are the same, or substantially the same, as the assets sold. The Company agrees to sell securities at a specified price and repurchase the securities at a lower price. The Company receives cash in the amount of the sales proceeds and establishes a liability equal to the repurchase amount. The difference between the sale and repurchase amounts represents deferred income which is earned over the life of the agreement. The liability for repurchasing the assets is included in other liabilities.

The Company enters into tri-party reverse repurchase agreements to purchase and resell short-term securities. The Company receives securities as collateral, having a fair value at least equal to 102% of the purchase price paid by the Company for the securities and the Company’s designated custodian takes possession of this collateral. The Company is not permitted to sell or repledge these securities. The collateral is not recorded on the Company’s financial statements. However, if the counterparty defaults, the Company would then exercise its rights with respect to the collateral, including a sale of the collateral. The fair value of the securities held as collateral is monitored daily and additional collateral is obtained, where appropriate, to protect against credit exposure. The Company records the amount paid for securities purchased under agreements to resell in cash, cash equivalents and short-term investments.
Premiums and Related Expenses
Life premiums are recognized as revenue when due. Annuity considerations are recognized as revenue when received. Commissions and other costs associated with acquiring new business are charged to operations as incurred. Amounts received or paid under deposit type contracts without mortality or morbidity risk are not reported as income or benefits but are recorded directly as an adjustment to the liability for deposit funds.
Net Investment Income
Income from investments, including amortization of premium, accrual of discount and similar items, is recorded within net investment income, unless otherwise stated herein.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 3 - SIGNIFICANT ACCOUNTING POLICIES (continued)

Policy Reserves
Policy reserves are based on mortality tables and valuation interest rates, which are consistent with statutory requirements and are designed to be sufficient to provide for contractual benefits. The Company holds reserves greater than those developed under the minimum statutory reserving rules when the valuation actuary determines that the minimum statutory reserves are inadequate. Actual results could differ from these estimates and may result in the establishment of additional reserves. The valuation actuary monitors actual experience and, where circumstances warrant, revises assumptions and the related estimates for policy reserves. Refer to Note 12 - Insurance Liabilities, for discussion of reserves in excess of minimum NAIC requirements.
Federal Income Taxes
Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year and any adjustments to such estimates from prior years. Deferred federal income tax assets (“DTAs”) and deferred federal income tax liabilities (“DTLs”) are recognized for expected future tax consequences of temporary differences between statutory and taxable income. Temporary differences are identified and measured using a balance sheet approach whereby statutory and tax balance sheets are compared. Changes in DTAs and DTLs are recognized as a separate component of surplus (except for the net deferred tax asset related to unrealized gains, which is included in unrealized gains and losses). Net DTAs are admitted to the extent permissible under NAIC SAP. Gross DTAs are reduced by a statutory valuation allowance, if it is more likely than not that some portion or all of the gross DTA will not be realized. The Company is required to establish a tax loss contingency if it is more likely than not that a tax position will not be sustained. The amount of the contingency reserve is management’s best estimate of the amount of the original tax benefit that could be reversed upon audit, unless the best estimate is greater than 50% of the original tax benefit, in which case the reserve is equal to the entire tax benefit.

The Company is a member of an affiliated group, which files a consolidated federal income tax return with New York Life. The consolidated income tax provision or benefit is allocated among the members of the group in accordance with a tax allocation agreement. This tax allocation agreement provides that the Company computes its share of the consolidated tax provision or benefit, in general, on a separate company basis, and may, where applicable, include the tax benefits of operating or capital losses utilizable in the New York Life's consolidated returns. Intercompany tax balances are settled quarterly on an estimated basis with a final settlement occurring within 30 days of the filing of the consolidated tax return. Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year and any adjustments to such estimates from prior years.

On December 22, 2017, the Tax Cuts and Jobs Act (“TCJA”) was signed into law, making significant changes to the U.S. Internal Revenue Code ("IRC").

On February 8, 2018, the NAIC issued Interpretation 18-01 ("INT 18-01") to address the reporting and updating of estimates that companies are required to reflect as various accounting adjustments in their financial statements as a result of the TCJA. This guidance provides that, although some accounting computations may be considered complete, other accounting computations or assessments may be considered incomplete when the financial statements are filed. As such, for those items which are incomplete but for which a reasonable estimate can be made, those amounts should be recorded as provisional in the financial statements not to extend beyond one year of the TCJA enactment date of December 22, 2017. See Note 16 - Income Taxes for additional information on the TCJA and the INT 18-01 provisional amounts.
Separate Accounts
The Company has established both non-guaranteed and guaranteed separate accounts with varying investment objectives which are segregated from the Company’s general account and are maintained for the benefit of separate accounts policyholders. Assets held in non-guaranteed separate accounts are stated at market value. Assets held in guaranteed separate accounts are carried at the same basis as the general account up to the value of policyholder reserves and at fair value thereafter.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 3 - SIGNIFICANT ACCOUNTING POLICIES (continued)

The liability for separate accounts represents policyholders’ interests in the separate accounts assets, excluding liabilities representing due and accrued transfers to the general account. The liability for non-guaranteed separate accounts represents policyholders’ interests in the separate accounts assets, including accumulated net investment income and realized and unrealized gains and losses on those assets. For the guaranteed separate accounts, the liability represents amounts due to policyholders pursuant to the terms of the contract.
Other Assets and Liabilities
Other assets primarily consist of net DTAs and other receivables.

Other liabilities primarily consist of payable to parent, derivative liabilities, amounts payable for undelivered securities and reinsurance payables.
Nonadmitted Assets
Under statutory accounting practices, certain assets are designated as nonadmitted assets and are not included in the accompanying Statutory Statements of Financial Position since these assets are not permitted by the DSID to be taken into account in determining the Company’s financial condition.

Nonadmitted assets typically include agents’ debit balances, DTAs not realizable within three years, and receivables over ninety days past due. Changes to nonadmitted assets are reported as a direct adjustment to surplus in the accompanying Statutory Statements of Changes in Surplus.
Fair Value of Financial Instruments and Insurance Liabilities
Fair value of various assets and liabilities are included throughout the notes to the financial statements. Specifically, fair value disclosure of investments held is reported in Note 6 - Investments. Fair values for derivative instruments are included in Note 7 - Derivative Instruments and Risk Management. Fair values for insurance liabilities are reported in Note 12 - Insurance Liabilities. The aggregate fair value of all financial instruments summarized by type is included in Note 9 - Fair Value Measurements.
Contingencies
Amounts related to contingencies are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable.

At the inception of a guarantee, the Company recognizes an initial liability at fair value for the obligations it has undertaken, regardless of the probability of performance under the guarantee.
Foreign Currency Transactions
For foreign currency items, income and expenses are translated at the average exchange rate for the period, while assets and liabilities are translated using the spot rate in effect at the date of the statements. Changes in the asset and liability values due to fluctuations in foreign currency exchange rates are recorded as unrealized capital gains and losses in surplus until the asset is sold or exchanged or the liability is settled. Upon settlement, previously recorded unrealized capital gains and losses are reversed, and the foreign exchange gain or loss for the entire holding period is recorded as a realized capital gain or loss in net income.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 4 - BUSINESS RISKS AND UNCERTAINTIES

The Company is exposed to an array of risks, including, but not limited to, regulatory actions, financial risk, risks associated with its investments and operational risk, including cyber security.

The Company is regulated by the insurance departments of the states and territories where it is licensed to do business. Although the federal government does not directly regulate the business of insurance, federal legislation and administrative policies can significantly and adversely affect the insurance industry and the Company. The Company is unable to predict whether any administrative or legislative proposals, at either the federal or state level, will be adopted in the future, or the effect, if any, such proposals would have on the Company.

The Company's insurance liabilities and assets under management are exposed to market risk, policyholder behavior risk and mortality/longevity risk. Market volatility and other equity market conditions may affect the Company’s exposure to risks related to guaranteed death benefits and guaranteed living benefits on variable products. Furthermore, the level of sales of the Company’s insurance and investment products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, and terms and conditions of competing products.

The Company is exposed to the risks normally associated with an investment portfolio, which include interest rate, liquidity, credit and counterparty risks. The Company controls its exposure to these risks by, among other things, closely monitoring and managing the duration and cash flows of its assets and liabilities, maintaining a large percentage of its portfolio in highly liquid securities, engaging in a disciplined process of underwriting, reviewing and monitoring credit risk, and by devoting significant resources to develop and periodically update its risk management policies and procedures.

The Company relies on technology systems and solutions to conduct business and to retain, store and manage confidential information. The failure of the Company’s technology systems and solutions, or those of a vendor, for any reason has the potential to disrupt its operations, result in the loss of customer business, damage the Company’s reputation, and expose the Company to litigation and regulatory action, all of which could adversely impact its profitability.

NOTE 5 - RECENT ACCOUNTING PRONOUNCEMENTS

Changes in Accounting Principles

Accounting changes adopted to conform to the provisions of NAIC SAP or other state prescribed accounting practices are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is generally reported as an adjustment to unassigned surplus in the period of the change in accounting principle. Generally, the cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. There were no significant accounting changes in 2018 or 2017.

In 2017, the NAIC adopted revisions to Statement of Statutory Accounting Practice ("SSAP") 37 “Mortgage Loans.” The revisions clarify the types of mortgage loan transactions that qualify for accounting and reporting under SSAP 37 in instances where the reporting entity is not the only lender in a mortgage loan transaction. The revisions also incorporate additional disclosures. The adoption of these revisions did not have an impact on the Company’s statement of financial positions or results of operations. New disclosures related to the adoption of this guidance are included in Note 6 - Investments.

In 2016, the NAIC adopted revisions to SSAP 103 “Transfers and Servicing of Financial Assets.” The revisions incorporate new required disclosures for repurchase and reverse repurchase transactions with an effective date of December 31, 2017. New disclosures related to the adoption of this guidance are included in Note 6 - Investments.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 5 - RECENT ACCOUNTING PRONOUNCEMENTS (continued)

Future Adoption of New Accounting Pronouncement
In 2016, the NAIC announced that enough states had passed the new standard valuation law to make the Principle Based Reserving ("PBR") valuation manual operative for individual life products. Under PBR, companies will hold reserves at the higher of the three basis; a) the formulaic reserve using prescribed factors or b) the reserve computed under a single economic scenario using justified company experience assumptions which consists of mortality, expenses and policyholder behavior among other assumptions or c) the reserve based on a wide range of future economic conditions using justified company experience assumptions which consists of mortality, expenses and policyholder behavior among other assumptions. Products passing certain specified exclusion tests may be exempt from the calculation of reserves under b) and/or c) above. Insurers are allowed to voluntarily adopt the new standard on a prospective basis to insurance policies issued on or after January 1, 2017. The new standard is mandatory for policies issued on or after January 1, 2020. The Company is assessing the impact of this guidance on its financial statements.

NOTE 6 - INVESTMENTS

Bonds
The carrying value and estimated fair value of bonds at December 31, 2018 and 2017, by maturity, were as follows (in millions):

	2018		2017
	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
Due in one year or less	$4,523	$4,540	$3,759	$3,804
Due after one year through five years	24,938	24,904	23,810	24,349
Due after five years through ten years(1)	31,247	30,718	30,750	31,508
Due after ten years	24,212	24,376	23,980	25,610
Total	$84,920	$84,538	$82,299	$85,271
(1) Includes an affiliated bond issued by Madison Capital Funding LLC (“MCF”). Refer to Note 11 - Related Party Transactions for a more detailed discussion of related party investments.

Corporate bonds are shown based on contractual maturity. Expected maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage and asset-backed securities ("ABS") are not due at a single maturity date and therefore are shown based on the expected cash flows of the underlying loans, which includes estimates of anticipated future prepayments.

In addition to the information disclosed above, short-term investments with a carrying value of $8 million and $15 million at December 31, 2018 and 2017, respectively, and cash equivalents with a carrying value of $2,056 million and $2,280 million at December 31, 2018 and 2017, respectively are due in one year or less. Carrying value approximates fair value for these investments.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 6 - INVESTMENTS (continued)

At December 31, 2018 and 2017, the distribution of gross unrealized gains and losses on bonds were as follows (in millions):

	2018
	Carrying Value	Unrealized Gains	Unrealized Losses	Estimated Fair Value
U.S. governments	$5,731	$194	$135	$5,790
All other governments	314	22	2	334
U.S. special revenue and special assessment	15,451	585	280	15,756
Industrial and miscellaneous unaffiliated	61,515	787	1,554	60,748
Parent, subsidiaries, and affiliates	1,909	1	—	1,910
Total	$84,920	$1,589	$1,971	$84,538

	2017
	Carrying Value	Unrealized Gains	Unrealized Losses	Estimated Fair Value
U.S. governments	$6,161	$280	$84	$6,357
All other governments	298	29	1	326
U.S. special revenue and special assessment	14,664	843	128	15,379
Industrial and miscellaneous unaffiliated	59,301	2,194	276	61,219
Parent, subsidiaries, and affiliates	1,875	115	—	1,990
Total	$82,299	$3,461	$489	$85,271

Common and Preferred Stocks

The carrying value of and change in unrealized gains (losses) generated by common and preferred stocks at December 31, 2018, 2017 and 2016 were as follows (in millions):

	2018		2017		2016
	Carrying Value	Change in Unrealized Gains (Losses)	Carrying Value	Change in Unrealized Gains (Losses)	Carrying Value	Change in Unrealized Gains (Losses)
Common stocks	$1,315	$(142)	$1,393	$117	$1,079	$46
Preferred stocks	12	—	13	—	11	—
Total	$1,327	$(142)	$1,406	$117	$1,090	$46
Mortgage Loans
The Company’s mortgage loans are diversified by property type, location and borrower, and are collateralized. The maximum and minimum lending rates for new commercial mortgage loans funded during 2018 were 8.4% and 3.4% and funded during 2017 were 10.6% and 2.6%, respectively. The maximum percentage of any one commercial loan to the value of the collateral at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages was 92.4% (average percentage was 52.7% and 52.4% at December 31, 2018 and 2017, respectively). The maximum percentage of any residential loan to the value of the collateral at the time of the loan was 80% (average percentage was 49.3% and 43.4% at December 31, 2018 and 2017, respectively). The Company has no significant credit risk exposure to any one individual borrower.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 6 - INVESTMENTS (continued)

The majority of the Company's commercial mortgage loans were held in a form of participations with the carrying value of $14,088 million and $13,520 million at December 31, 2018 and 2017, respectively. These loans were originated or acquired by New York Life. For residential mortgages, the carrying value of participations with New York Life are $2 million and $5 million at December 31, 2018 and 2017 respectively. Refer to Note 11- Related Party Transactions for more details.

At December 31, 2018 and 2017, the distribution of the mortgage loan portfolio by property type and geographic location were as follows ($ in millions):

	2018		2017
	Carrying Value	% of Total	Carrying Value	% of Total
Property Type:
Apartment buildings	$4,597	32.4%	$4,049	29.6%
Office buildings	4,150	29.2	3,995	29.3
Retail facilities	3,364	23.7	3,615	26.5
Industrial	1,866	13.1	1,718	12.6
Hotels	202	1.4	216	1.6
Residential	24	0.2	35	0.3
Other	6	—	30	0.2
Total	$14,210	100.0%	$13,657	100.0%

	2018		2017
	Carrying Value	% of Total	Carrying Value	% of Total
Geographic Location:
South Atlantic	$3,562	25.1%	$3,396	24.9%
Central	3,520	24.8	3,338	24.4
Middle Atlantic	3,030	21.3	2,852	20.9
Pacific	2,916	20.5	2,830	20.7
New England	1,183	8.3	1,155	8.5
Other	—	—	86	0.6
Total	$14,210	100.0%	$13,657	100.0%

At December 31, 2018 and 2017, $3 million and $4 million, respectively, of mortgage loans were past due 90 days and over.

The Company maintains a watchlist of commercial loans that may potentially be impaired. The general guidelines analyzed to include commercial loans within the watchlist are loan-to-value ratio (“LTV”), asset performance such as debt service coverage ratio, lease rollovers, income/expense hurdles, major tenant or borrower issues, the economic climate, and catastrophic events, among others. Loans placed on the watchlist generally take priority in being revalued in the Company’s inspection/evaluation commercial loan program that revalues properties securing commercial loans. The guideline for analyzing residential loans occurs once a loan is 60 or more days delinquent. At that point, an appraisal or broker’s price opinion of the underlying asset is obtained.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 6 - INVESTMENTS (continued)

Fair value of the collateral for commercial mortgages (excluding credit loans) over $5 million is updated triennially, unless a more current appraisal is warranted. Commercial mortgages less than $5 million have an on-site inspection performed by an external inspection service every 3 years. If the loan is determined to be troubled, the loan is more frequently monitored as to its status. LTV, which is based on collateral values, is deemed as one of the key mortgage loan indicators to assess credit quality and to assist in identifying problem loans. At December 31, 2018 and 2017, LTVs on the Company’s mortgage loans were as follows (in millions):

	2018
Loan to Value % (By Class)	Apartment Buildings	Office Buildings	Retail Facilities	Industrial	Hotels	Residential	Other	Total
Above 95%	$—	$—	$—	$—	$—	$—	$—	$—
91% to 95%	—	—	—	—	—	—	—	—
81% to 90%	—	43	—	—	—	—	—	43
71% to 80%	491	—	126	—	—	3	—	620
below 70%	4,106	4,108	3,238	1,866	202	21	6	13,547
Total	$4,597	$4,151	$3,364	$1,866	$202	$24	$6	$14,210

	2017
Loan to Value % (By Class)	Apartment Buildings	Office Buildings	Retail Facilities	Industrial	Hotels	Residential	Other	Total
Above 95%	$—	$—	$—	$—	$—	$—	$—	$—
91% to 95%	—	—	—	—	—	—	—	—
81% to 90%	—	43	—	—	—		—	43
71% to 80%	253	32	161	4	—	5	—	455
below 70%	3,796	3,920	3,454	1,714	216	29	30	13,159
Total	$4,049	$3,995	$3,615	$1,718	$216	$34	$30	$13,657

At December 31, 2018 and 2017, impaired mortgage loans were as follows (in millions):

	2018
Type	Impaired Loans with Allowance for Credit Losses	Related Allowance	Impaired Loans Without Allowance for Credit Losses	Average Recorded Investment	Interest Income Recognized	Interest Income on a Cash Basis During the Period
Residential	$—	$—	$3	$3	$—	$—
Commercial	—	—	—	—	—	—
Total	$—	$—	$3	$3	$—	$—

	2017
Type	Impaired Loans with Allowance for Credit Losses	Related Allowance	Impaired Loans Without Allowance for Credit Losses	Average Recorded Investment	Interest Income Recognized	Interest Income on a Cash Basis During the Period
Residential	$—	$—	$4	$5	$—	$—
Commercial	—	—	—	5	—	—
Total	$—	$—	$4	$10	$—	$—

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 6 - INVESTMENTS (continued)

Real Estate
At December 31, 2018 and 2017, the carrying value of the Company’s real estate portfolio which is included in Other investments in the accompanying Statutory Statements of Financial Position, consisted of the following (in millions):

	2018	2017
Investment property	$56	$56
Acquired through foreclosure	1	1
Total real estate	$57	$57

At December 31, 2018 and 2017, the Company had $1 million and $1 million, respectively, of real estate that was held for sale, which consisted of residential properties acquired through foreclosure.
Limited Partnerships and Other Invested Assets
The carrying value of limited partnerships and other invested assets at December 31, 2018 and 2017 consisted of the following (in millions):

	2018	2017
Affiliated non-insurance subsidiaries	$630	$600
Limited partnerships and limited liability companies(1)	503	475
Other invested assets	121	109
LIHTC investments	66	87
Total limited partnerships and other invested assets	$1,320	$1,271

(1) At December 31, 2018 and 2017, the Company had $3 million and $12 million, respectively, of investments in limited partnerships and limited liability companies that were nonadmitted, and therefore, excluded from the amounts.

Net investment income (loss) and change in unrealized gains for limited partnerships and other invested assets for the years ended December 31, 2018, 2017 and 2016 consisted of the following (in millions):

	2018		2017		2016
	Net Investment Income (Loss)	Unrealized Gains	Net Investment Income (Loss)	Unrealized Gains	Net Investment Income (Loss)	Unrealized Gains
Limited partnerships and limited liability companies	$4	$—	$39	$9	$22	$12
Affiliated non-insurance subsidiaries	77	29	63	28	56	33
Other invested assets	6	—	5	1	6	—
LIHTC investments	(16)	—	(36)	—	(32)	—
Total limited partnerships and other invested assets	$71	$29	$71	$38	$52	$45
Limited partnerships and limited liability companies primarily consist of limited partnership interests in mezzanine funds, wind energy investments, and other equity investments. Distributions, other than those deemed a return of capital, are recorded as Net investment income in the accompanying Statutory Statements of Operations. Undistributed earnings are included in unrealized gains and losses in surplus.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 6 - INVESTMENTS (continued)

Affiliated non-insurance subsidiaries consist of the Company's equity investment in MCF. Refer to Note 11 - Related Party Transactions for more details. Dividends are recorded in Net investment income in the accompanying Statutory Statements of Operations when declared and changes in the equity of subsidiaries are recorded in unrealized gains and losses in surplus.

Other invested assets consist primarily of other investments with characteristics of debt. Interest earned on these investments is included in Net investment income in the accompanying Statutory Statements of Operations.

The Company receives tax credits related to its investments in LIHTC partnerships. The Company’s unexpired tax credits on its investments in LIHTC expire within a range of 1 year to 11 years. During 2018 and 2017, the Company recorded amortization on these investments under the proportional amortized cost method of $16 million and $36 million, respectively. The Company recorded tax credits and other tax benefits on these investments of $26 million, $34 million, and $42 million for 2018, 2017 and 2016, respectively. The minimum holding period required for the Company’s LIHTC investments extends from 1 years to 13 years. The LIHTC investments are periodically subject to regulatory reviews by housing authorities where the properties are located. The Company is not aware of any adverse issues related to such regulatory reviews The Company's investment in LIHTC partnerships includes $11 million and $17 million of unfunded commitments at December 31, 2018 and 2017, respectively.
Assets on Deposit or Pledged as Collateral
At December 31, 2018 and 2017, the Company’s restricted assets (including pledged collateral) were as follows ($ in millions):

	2018
	Gross (Admitted and Nonadmitted) Restricted				Percentage
Restricted Asset Category	Total General Account (G/A)	Total From Prior Year	Increase (Decrease)	Total Admitted Restricted	Gross (Admitted and Non-admitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Collateral held under security lending agreements	$675	$675	$—	$675	0.44%	0.44%
Subject to reverse repurchase agreements	220	223	(3)	220	0.14%	0.14%
Letter stock or securities restricted as to sale - excluding Federal Home Loan Bank (“FHLB”) capital stock	19	7	12	19	0.01%	0.01%
FHLB capital stock	28	26	2	28	0.02%	0.02%
On deposit with states	3	4	(1)	3	0.00%	0.00%
Total restricted assets	$945	$935	$10	$945	0.61%	0.62%

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 6 - INVESTMENTS (continued)

	2017
	Gross (Admitted and Nonadmitted) Restricted				Percentage
Restricted Asset Category	Total General Account (G/A)	Total From Prior Year	Increase (Decrease)	Total Admitted Restricted	Gross (Admitted and Non-admitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Collateral held under security lending agreements	$675	$675	$—	$675	0.44%	0.44%
Subject to reverse repurchase agreements	223	298	(75)	223	0.15%	0.15%
Letter stock or securities restricted as to sale - excluding FHLB capital stock	7	15	(8)	7	0.00%	0.00%
FHLB capital stock	26	24	2	26	0.02%	0.02%
On deposit with states	4	4	—	4	0.00%	0.00%
Total restricted assets	$935	$1,016	$(81)	$935	0.61%	0.61%

Loaned Securities and Repurchase Agreements
The Company participates in securities lending programs whereby securities, which are included in investments, are loaned to third parties for the purpose of enhancing income on securities held through reinvestment of cash collateral received upon lending. For securities lending transactions, the Company requires initial collateral, usually in the form of cash, equal to 102% of the fair value of domestic securities loaned. The borrower of the loaned securities is permitted to sell or repledge those securities. At December 31, 2018 and 2017, the Company recorded cash collateral received under these agreements of $675 million, and established a corresponding liability for the same amount, which is included in Amounts payable under security lending agreements in the accompanying Statutory Statements of Financial Position. For securities lending transactions, the carrying value of securities classified as bonds and on loan at December 31, 2018 was $685 million, with a fair value of $659 million. At December 31, 2017, the carrying value was $638 million, with a fair value of $660 million. The reinvested collateral is reported in bonds, cash equivalent and short-term investments in the accompanying Statutory Statements of Financial Position. The total fair value of all reinvested collateral positions was $687 million and $684 million at December 31, 2018 and 2017, respectively.

The Company participates in dollar repurchase agreements to sell and repurchase securities. The purchaser of the securities is permitted to sell or repledge those securities. The liability for repurchasing the assets is included in Borrowed money in the accompanying Statutory Statements of Financial Position. At December 31, 2018 and 2017, the Company was not a party to any dollar repurchase agreements in the general and separate accounts.

At December 31, 2018, the carrying value and fair value of securities held under agreements to purchase and resell was $220 million, which were classified as tri-party reverse repurchase agreements and included with Cash, cash equivalents and short-term investments in the accompanying Statutory Statements of Financial Position. The securities had a weighted average maturity of two days and a weighted average yield of 2.9%. At December 31, 2017, the carrying value and fair value of securities held under agreements to purchase and resell was $223 million, which were classified as tri-party reverse repurchase agreements and included with Cash, cash equivalents and short-term investments in the accompanying Statutory Statements of Financial Position. The securities had a weighted average maturity of four days and a weighted average yield of 1.4%.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 6 - INVESTMENTS (continued)

Collateral Received
At December 31, 2018 and 2017, assets received as collateral are reflected within the accompanying Statutory Statements of Financial Position, along with a liability to return such collateral were as follows ($ in millions):

	2018
Cash Collateral Assets	Book/Adjusted Carrying Value	Fair Value	% Total Assets (Admitted and Nonadmitted)	% Total Admitted Assets
Securities lending	$675	$675	0.6%	0.6%
Derivatives	307	307	0.3	0.3
Total	$982	$982	0.9%	0.9%

	2017
Cash Collateral Assets	Book/Adjusted Carrying Value	Fair Value	% Total Assets (Admitted and Nonadmitted)	% Total Admitted Assets
Securities lending	$675	$675	0.6%	0.6%
Derivatives	203	203	0.2	0.2
Total	$878	$878	0.8%	0.8%

Cash received on securities lending transactions and repurchase agreements is then reinvested in short-term investments and bonds with various maturities.

	2018		2017
Recognized Liability to Return Collateral	Amount	% Total Liabilities	Amount	% Total Liabilities
Amounts payable under securities lending agreements	$675	0.6%	$675	0.7%
Other liabilities (derivatives)	302	0.3	174	0.2
Separate accounts liabilities (derivatives)	5	—	29	—
Total	$982	0.9%	$878	0.9%

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 6 - INVESTMENTS (continued)

Composition of Collateral Received
The following table presents the term and amounts of cash collateral received under general account securities lending agreements at December 31, 2018 and 2017 (in millions):

	2018
	Remaining Contractual Maturity of the Agreements
	Open	30 days or less	31 to 60 days	61 to 90 days	Greater than 90 days	Total
US. Treasury	$58	$—	$—	$—	$—	$58
U.S. government corporation and agencies	38	—	—	—	—	38
Foreign governments	5	—	—	—	—	5
U.S. corporate	471	—	—	—	—	471
Foreign corporate	103	—	—	—	—	103
Non-agency ABS	—	—	—	—	—	—
Total general account securities lending transactions	$675	$—	$—	$—	$—	$675

	2017
	Remaining Contractual Maturity of the Agreements
	Open	30 days or less	31 to 60 days	61 to 90 days	Greater than 90 days	Total
US. Treasury	$394	$—	$—	$—	$—	$394
U.S. government corporation and agencies	12	—	—	—	—	12
Foreign governments	5	—	—	—	—	5
U.S. corporate	226	—	—	—	—	226
Foreign corporate	38	—	—	—	—	38
Non-agency ABS	—	—	—	—	—	—
Total general account securities lending transactions	$675	$—	$—	$—	$—	$675

At December 31, 2018 and 2017, there were no separate account securities cash collateral received under securities lending agreements.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 6 - INVESTMENTS (continued)

Reinvestment of Collateral Received
The following tables present the term and aggregate fair value of all securities acquired from the reinvestment of all collateral received at December 31, 2018 and 2017 (in millions):

	2018		2017
	General Account Securities Lending		General Account Securities Lending
Period to Maturity	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Open	$—	$—	$—	$—
30 days or less	448	448	409	409
31 to 60 days	25	25	31	31
61 to 90 days	5	5	5	5
91 to 120 days	—	—	—	—
121 to 180 days	11	11	14	14
181 to 365 days	40	40	19	19
1 to 2 years	85	85	77	77
2 to 3 years	62	62	93	94
Greater than 3 years	11	11	35	35
Total collateral reinvested	$687	$687	$683	$684

To help manage the mismatch of maturity dates between the security lending transactions and the related reinvestment of the collateral received, the Company invests in highly liquid assets.
Insurer Self-Certified Securities
The following represents securities for which the Company does not have all the information required for the NAIC to provide an NAIC designation, but for which the Company is receiving timely payments of principal and interest. These securities are referred to as "5GI Securities" ($ in millions):

General Account	2018			2017
Investments	Number of 5GI Securities	Carrying Value	Estimated Fair Value	Number of 5GI Securities	Carrying Value	Estimated Fair Value
Bonds	2	$3	$1	—	$—	$—
Loan-backed and structured securities	3	5	5	2	54	54
Total	5	$8	$6	2	$54	$54

The Company did not have any 5GI securities in its separate accounts at December 31, 2018 and 2017.
Wash Sales
In the course of the Company’s investment management activities, securities may be sold and purchased within 30 days of the sale date to meet individual portfolio objectives and to achieve the ongoing rebalancing of exposure.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 6 - INVESTMENTS (continued)

The details by NAIC designation of 3 or below, or unrated, of securities sold during the years ended December 31, 2018 and 2017 (there were none during 2016), and reacquired within 30 days of the sale date are as follows ($ in millions):

2018
Description	NAIC Designation	Number of Transactions	Book Value of Securities Sold	Cost of Securities Repurchased	Realized Gains (Losses)
Bonds	NAIC 3	—	$—	$—	$—
Bonds	NAIC 4	4	1	1	—
Bonds	NAIC 5	1	—	—	—
Bonds	NAIC 6	—	—	—	—
Preferred stock	NAIC 3	1	—	—	—
Preferred stock	NAIC 4	—	—	—	—
Preferred stock	NAIC 5	—	—	—	—
Preferred stock	NAIC 6	—	—	—	—
Common stock		497	70	72	3
		503	$71	$73	$3

2017
Description	NAIC Designation	Number of Transactions	Book Value of Securities Sold	Cost of Securities Repurchased	Realized Gains (Losses)
Bonds	NAIC 3	2	$3	$3	$—
Bonds	NAIC 4	1	1	1	—
Bonds	NAIC 5	4	2	1	—
Bonds	NAIC 6	—	—	—	—
Preferred stock	NAIC 3	1	1	1	—
Preferred stock	NAIC 4	—	—	—	—
Preferred stock	NAIC 5	—	—	—	—
Preferred stock	NAIC 6	—	—	—	—
Common stock		455	53	52	4
		463	$60	$58	$4

NOTE 7 - DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT

The Company uses derivative instruments to manage interest rate, equity, and currency risk. These derivative instruments include foreign currency forwards, interest rate and equity options, interest rate futures, interest rate, inflation, and foreign currency swaps. The Company does not engage in derivative instrument transactions for speculative purposes.

The Company may enter into exchange-traded futures and over-the-counter (“OTC”) derivative instruments. Exchange traded derivatives are executed through regulated exchanges and require daily posting of initial and variation margin. The Company is exposed to credit risk resulting from default of the exchange.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 7 - DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT (continued)

OTC derivatives may either be cleared through a clearinghouse (“OTC-cleared”) or transacted between the Company and a counterparty under bilateral agreements (“OTC-bilateral”). Similar to exchange traded futures, OTC-cleared derivatives require initial and daily variation margin collateral postings. When transacting OTC-cleared derivatives, the Company is exposed to credit risk resulting from default of the clearinghouse and/or default of the Futures Commission Merchant (e.g. clearinghouse agent).

When transacting OTC-bilateral derivatives, the Company is exposed to the potential default of its OTC-bilateral counterparty. The Company deals with a large number of highly rated OTC-bilateral counterparties, thus limiting its exposure to any single counterparty. The Company has controls in place to monitor credit exposures of OTC-bilateral counterparties by limiting transactions within specified dollar limits and continuously assessing the creditworthiness of its counterparties. The Company uses master netting agreements and adjusts transaction levels, when appropriate, to minimize risk. The Company’s policy is to not offset amounts for derivatives executed with the same counterparty under the same master netting agreement with the associated collateral.

Credit risk is managed by entering into transactions with creditworthy counterparties and obtaining collateral where appropriate. All of the net credit exposure for the Company from derivative contracts is with investment-grade counterparties. For OTC-cleared and exchange traded derivatives, the Company obtains collateral through variation margin which is adjusted daily based on the parties’ net derivative position.

For OTC-bilateral derivatives, the Company obtains collateral in accordance with the terms of credit support annexes ("CSAs") negotiated as part of the master agreements entered into with most OTC-bilateral counterparties. The CSA defines the terms under which collateral is transferred between the parties in order to mitigate credit risk arising from “in the money” derivative positions. The CSA requires that an OTC-bilateral counterparty post collateral to secure its anticipated derivative obligation, taking into account netting arrangements. In addition, certain of the Company’s contracts require that if the Company’s (or its counterparty’s) credit rating were to fall below a specified rating assigned by a credit rating agency, the other party could request immediate payout on all transactions under the contracts or full collateralization of the positions thereunder. Cash collateral is invested in short-term investments The aggregate fair value of all OTC-bilateral derivative instruments with credit-risk-related contingent features that are in a net liability position at December 31, 2018 was $2 million, for which the Company has posted collateral with a fair value of $2 million. If the credit contingent features had been triggered at December 31, 2018, the Company estimates that it would not have had to post additional collateral for either a one notch downgrade in the Company’s credit rating or for a downgrade that would trigger full collateralization.

The Company may be exposed to credit-related losses in the event that an OTC-bilateral counterparty fails to perform its obligations under its contractual terms. In contractual arrangements with OTC-bilateral counterparties that do not include netting provisions, in the event of default, credit exposure is limited to the positive fair value of derivatives at the reporting date. In contractual arrangements with OTC-bilateral counterparties that include netting provisions, in the event of default, credit exposure is limited to the net fair value, if positive, of all derivatives at the reporting date. At December 31, 2018, the Company held collateral for derivatives of $325 million, including $23 million of securities. Fair value of derivatives in a net asset position, net of collateral, was $1 million at December 31, 2018.
Interest Rate Risk Management
The Company enters into various types of interest rate derivatives primarily to minimize exposure to fluctuations in interest rates on assets and liabilities held by the Company.

Interest rate swaps are used by the Company to hedge interest rate risk for individual and portfolios of assets. Interest rate swaps are agreements with other parties to exchange, at specified intervals, the difference between interest amounts calculated by reference to an agreed upon notional value. Generally, no cash is exchanged at the onset of the contract and no principal payments are made by either party. The Company does not act as an intermediary or broker in interest rate swaps.

Interest rate (Treasury) futures are used by the Company to manage duration of the Company's fixed income portfolio. Interest rate futures are exchange traded contracts to buy or sell a bond at a specific price at a future date.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 7 - DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT (continued)

Interest rate options are used by the Company to hedge the risk of increasing interest rates on policyholder liabilities. Under these contracts, the Company will receive payments from counterparties should an agreed upon interest rate level be reached and payments will continue to increase under the option contract until an agreed upon interest rate ceiling, if applicable.
Currency Risk Management
The primary purpose of the Company’s foreign currency hedging activities is to protect the value of foreign currency denominated assets from the risk of changes in foreign exchange rates.

Foreign currency swaps are agreements with other parties to exchange, at specified intervals, principal and interest in one currency for the same in another, at a fixed exchange rate, which is generally set at inception and calculated by reference to an agreed upon notional value. Generally, only principal payments are exchanged at the onset and the end of the contract.

Foreign currency forwards involve the exchange of foreign currencies at a specified future date and at a specified price. No cash is exchanged at the time the agreement is entered into.
Equity Risk Management
The Company purchases equity put options to minimize exposure to the equity risk associated with guarantees on certain underlying policyholder liabilities. There are upfront fees paid related to option contracts at the time the agreements are entered into.
Hedge Effectiveness
To qualify for hedge accounting, the hedge relationship is designated and formally documented at inception detailing the particular risk management objective and strategy for the hedge, including the item and risk that is being hedged, the derivative that is being used, and how effectiveness is assessed.

A derivative must be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged. The Company formally assesses effectiveness of its hedging relationships both at hedge inception and on an ongoing basis in accordance with its risk management policy. The hedging relationship is considered highly effective if the changes in fair value or discounted cash flows of the hedging instrument are within 80-125% of the inverse changes in the fair value or discounted cash flows of the hedged item.

The Company discontinues hedge accounting prospectively if: (1) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item, (2) the derivative expires or is sold, terminated, or exercised, (3) it is probable that the forecasted transaction for which the hedge was entered into will not occur, or (4) management determines that designation of the derivative as a hedge instrument is no longer appropriate.

The Company did not have any cash flow hedges of forecasted transactions except for cash flow hedges related to payments of variable interest on existing financial instruments, for the years ended December 31, 2018 and 2017.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 7 - DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT (continued)

The following tables present the notional amount, gross fair value and carrying value of derivative instruments that are qualifying and designated for hedge accounting, by type of hedge designation, and those that are not designated for hedge accounting at December 31, 2018 and 2017 (in millions):

	2018
	Primary Risk Exposure	Notional Amount(1)	Fair Value(2)		Carrying Value(3)
Derivative Type			Asset	Liability	Asset	Liability
Derivatives qualifying and designated:
Cash flow hedges:
Foreign currency swaps	Currency	$68	$13	$—	$14	$—
Interest rate swaps	Interest	12	3	—	—	—
Total derivatives qualifying and designated		80	16	—	14	—
Derivatives not designated:
Foreign currency forwards	Currency	195	3	—	3	—
Foreign currency swaps	Currency	3,227	309	42	309	42
Futures	Interest	18	—	—	—	—
Equity options	Equity	652	33	—	33	—
Interest rate options	Interest	44,773	32	—	32	—
Interest rate swaps	Interest	2,754	27	62	27	62
Total derivatives not designated		51,619	404	104	404	104
Total derivatives		$51,699	$420	$104	$418	$104
(1) Notional amount of derivative instruments provides a measure of involvement in these types of transactions and generally does not represent the amount exchanged between the parties engaged in the transaction.
(2) For a discussion of valuation methods for derivative instruments refer to Note 9 - Fair Value Measurements.
(3) The carrying value of derivatives in an asset position is reported within other investments and the carrying value of derivatives in a liability position is reported within other liabilities in the accompanying Statutory Statements of Financial Position.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 7 - DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT (continued)

	2017
	Primary Risk Exposure	Notional Amount(1)	Fair Value(2)		Carrying Value(3)
Derivative Type			Asset	Liability	Asset	Liability
Derivatives qualifying and designated:
Cash Flow Hedges:
Foreign currency swaps	Currency	$68	$9	$—	$9	$—
Interest rate swaps	Interest	12	3	—	—	—
Total derivatives qualifying and designated		80	12	—	9	—
Derivatives not designated:
Foreign currency forwards	Currency	117	1	1	1	1
Foreign currency swaps	Currency	2,594	162	83	162	83
Futures	Interest	14	—	—	—	—
Equity options	Equity	652	32	—	32	—
Interest rate options	Interest	11,048	4	—	4	—
Interest rate swaps	Interest	3,208	28	24	28	24
Total derivatives not designated		17,633	227	108	227	108
Total derivatives		$17,713	$239	$108	$236	$108
(1) Notional amount of derivative instruments provides a measure of involvement in these types of transactions and generally does not represent the amount exchanged between the parties engaged in the transaction.
(2) For a discussion of valuation methods for derivative instruments refer to Note 9 - Fair Value Measurements.
(3) The carrying value of derivatives in an asset position is reported within other investments and the carrying value of derivatives in a liability position is reported within other liabilities in the accompanying Statutory Statements of Financial Position.
Cash Flow Hedges
The Company’s cash flow hedges primarily include hedges of floating rate securities and foreign currency denominated assets. Derivative instruments used in cash flow hedges that meet criteria indicating that they are highly effective are valued and reported in a manner that is consistent with the hedged asset.

The Company designates and accounts for the following as qualified cash flow hedges: (1) interest rate swaps used to convert floating rate investments to fixed rate investments; (2) foreign currency swaps used to hedge the foreign currency cash flow exposure of foreign currency denominated investments.

The following table presents the effects of derivatives in cash flow hedging relationships for the years ended December 31, 2018, 2017 and 2016 (in millions):

	Surplus(1)			Net Realized Capital Gains (Losses)			Net Investment Income
Derivative Type	2018	2017	2016	2018	2017	2016	2018	2017	2016
Foreign currency swaps	$5	$(1)	$(16)	$—	$(4)	$10	$1	$1	1
Interest rate swaps	—	—	—	—	—	—	—	—	1
Total	$5	$(1)	$(16)	$—	$(4)	$10	$1	$1	$2
(1) The amount of gain (loss) recognized in surplus is reported as a change in net unrealized losses on investments in the accompanying Statutory Statements of Changes in Surplus.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 7 - DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT (continued)

Derivatives Not Designated
The following table summarizes the surplus and net income impact on derivative instruments not designated for hedge accounting for the years ended December 31, 2018, 2017 and 2016 (in millions):

	Surplus(1)			Net Realized Capital Gains (Losses)			Net Investment Income
Derivative Type	2018	2017	2016	2018	2017	2016	2018	2017	2016
Equity options	$9	$(15)	$3	$—	$—	$(6)	$(7)	$(7)	(10)
Foreign currency forwards	3	(5)	3	9	(5)	1	—	—	—
Foreign currency swaps	187	(239)	127	3	10	(9)	35	30	26
Futures	—	—	—	(1)	—	—	—	—	—
Interest rate options	(2)	(3)	13	—	—	—	(13)	(8)	(15)
Interest rate swaps	(39)	5	(7)	(27)	—	—	10	19	21
Total	$158	$(257)	$139	$(16)	$5	$(14)	$25	$34	$22
(1) The amount of gain (loss) recognized in surplus is reported as a change in net unrealized gains (losses) on investments in the accompanying Statutory Statements of Changes in Surplus.

NOTE 8 - SEPARATE ACCOUNTS
Separate Accounts Activity
The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business and/or transactions. The Company reported separate accounts assets and liabilities from the following product lines/transactions into separate accounts:

•	Variable universal life (“VUL”) insurance products guaranteed

•	VUL insurance products non-guaranteed

•	Variable annuity (“VA”) products non-guaranteed

•	Universal life (“UL”) insurance products guaranteed

In accordance with the domiciliary state procedures for approving items within the separate accounts, the separate accounts classification of the following items are supported by a specific state statute:

The separate accounts are subject to Section 2932 of the Delaware Insurance Code and the regulations there under. Assets of guaranteed separate accounts are invested in accordance with the provisions of Chapter 13 of the Delaware Insurance Code.

All items that were permitted for separate accounts reporting were supported by state statute.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 8 - SEPARATE ACCOUNTS (continued)

The assets legally and not legally insulated from the general account at December 31, 2018 and 2017 are attributed to the following products/transactions (in millions):

	2018		2017
Product/Transaction	Legally Insulated Assets	Separate Accounts Assets (Not Legally Insulated)(1)	Legally Insulated Assets	Separate Accounts Assets (Not Legally Insulated)(2)
VUL insurance products guaranteed	$195	$6	$240	$9
VUL insurance products non-guaranteed	6,913	3	7,424	1
VA products non-guaranteed	25,348	33	27,637	30
UL insurance products guaranteed	5,960	8	5,904	41
Total	$38,416	$50	$41,205	$81

(1) Separate accounts assets classified as not legally insulated support $33 million of remittances and items not allocated and other transfers to the general account due or accrued (net), $1 million of payable for securities, $10 million of derivatives, $5 million of other liabilities and $1 million of surplus.
(2) Separate accounts assets classified as not legally insulated support $30 million of remittances and items not allocated and other transfers to the general account due or accrued (net), $11 million of payable for securities, $36 million of derivatives, $3 million of other liabilities and $1 million of surplus.
Guaranteed Separate Accounts
The Company maintains four guaranteed separate accounts for universal life insurance policies and one guaranteed separate accounts for a private placement variable universal life policy, with assets of $6,169 million and $6,195 million at December 31, 2018 and 2017, respectively. These accounts provide a guarantee of principal and interest with a market value adjustment imposed upon certain surrenders. A transfer adjustment charge is imposed upon certain transfers. Interest rates on these contracts may be adjusted periodically. The assets of these separate accounts are stated at amortized cost up to the value of policyholder reserves and at fair value thereafter. Certain derivatives not qualifying for hedge accounting are stated at fair value.
Non-Guaranteed Separate Accounts
The Company maintains non-guaranteed separate accounts for its VA and VUL products, some of which are registered with the Securities and Exchange Commission. Assets in non-guaranteed separate accounts were $32,297 million and $35,092 million at December 31, 2018 and 2017, respectively. The assets of these separate accounts represent investments in shares of New York Life sponsored MainStay VP Funds Trust and other non-proprietary insurance-dedicated funds.

Certain of these variable contracts have guaranteed minimum death benefit (“GMDB”) and guaranteed minimum accumulation benefit (“GMAB”) features that are guaranteed by the assets of the general account.

To compensate the general account for the risk taken, the separate accounts have paid risk charges as follows for the past five years (in millions):

Year	Amount
2018	$54
2017	$51
2016	$49
2015	$46
2014	$39

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 8 - SEPARATE ACCOUNTS (continued)

The general account of the Company made payments toward separate accounts guarantees as follows for the past five years (in millions):

Year	Amount
2018	$7
2017	$7
2016	$9
2015	$7
2014	$4

The general account holds reserves on these guarantees. Refer to Note 12 - Insurance Liabilities, for discussion of GMAB and GMDB reserves.

Information regarding the separate accounts of the Company for the years ended December 31, 2018 and 2017 is as follows (in millions):

	2018
	Non-Indexed Guarantee Less than / Equal to 4%	Non-Indexed Guarantee More than 4%	Non-Guaranteed Separate Accounts	Total
Premiums, considerations or deposits	$8	$—	$1,911	$1,919
Reserves at 12/31:
For accounts with assets at:
Fair value	$—	$—	$31,382	$31,382
Amortized cost	5,663	485	—	6,148
Total reserves	$5,663	$485	$31,382	$37,530
By withdrawal characteristics:
With fair value adjustment	$5,663	$485	$—	$6,148
At fair value	—	—	31,382	31,382
Total reserves	$5,663	$485	$31,382	$37,530

	2017
	Non-Indexed Guarantee Less than / Equal to 4%	Non-Indexed Guarantee More than 4%	Non-Guaranteed Separate Accounts	Total
Premiums, considerations or deposits	$6	$—	$1,942	$1,948
Reserves at 12/31:
For accounts with assets at:
Fair value	$—	$—	$34,098	$34,098
Amortized cost	5,658	476	—	6,134
Total reserves	$5,658	$476	$34,098	$40,232
By withdrawal characteristics:
With fair value adjustment	$5,658	$476	$—	$6,134
At fair value	—	—	34,098	34,098
Total reserves	$5,658	$476	$34,098	$40,232

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 8 - SEPARATE ACCOUNTS (continued)

The following is a reconciliation of net transfers to (from) the general account to the separate accounts (in millions):

	2018	2017	2016
Transfers as reported in the Separate Accounts Statement:
Transfers to separate accounts	$1,918	$1,948	$1,477
Transfers from separate accounts	(2,128)	(1,705)	(1,176)
Net transfers to (from) separate accounts	(210)	243	301
Reconciling adjustment:
Reinsurance ceded	—	(3)	(4)
Net transfers as reported in the Company’s
Statutory Statements of Operations	$(210)	$240	$297

NOTE 9 - FAIR VALUE MEASUREMENTS

The Company's financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100, "Fair Value Measurements". Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. This guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement.

The levels of the fair value hierarchy are based on the inputs to the valuation as follows:

Level 1
Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market. Active markets are defined as a market in which many transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2
Observable inputs other than level 1 prices, such as quoted prices in active markets for similar assets or liabilities; quoted prices in markets that are not active for identical or similar assets or liabilities, or other model driven inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities. Valuations are generally obtained from third-party pricing services for identical or comparable assets or liabilities or through the use of valuation methodologies using observable market inputs.

Level 3
Instruments whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These inputs reflect management’s own assumptions in pricing the asset or liability. Pricing may also be based upon broker quotes that do not represent an offer to transact. Prices are determined using valuation methodologies such as option pricing models, discounted cash flow models and other similar techniques. Non-binding broker quotes, which are utilized when pricing service information is not available, are reviewed for reasonableness based on the Company’s understanding of the market, and are generally considered Level 3. To the extent the internally developed valuations use significant unobservable inputs, they are classified as Level 3.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 9 - FAIR VALUE MEASUREMENTS (continued)

Determination of Fair Value
The Company has an established and well-documented process for determining fair value. Security pricing is applied using a hierarchy approach whereby publicly available prices are first sought from nationally recognized third-party pricing services. For most private placement securities, the Company applies a matrix-based pricing methodology, which uses spreads derived from third-party benchmark bond indices. For private placement securities that cannot be priced through these processes, the Company uses internal models and calculations. All other securities are submitted to independent brokers for prices. The Company performs various analyses to ascertain that the prices represent fair value. Examples of procedures performed include, but are not limited to, back testing recent trades, monitoring trading volumes, and performing variance analysis of monthly price changes using different thresholds based on asset type. The Company also performs an annual review of all third-party pricing services. During this review, the Company obtains an understanding of the process and sources used by the pricing service to ensure that they maximize the use of observable inputs, the pricing service’s frequency of updating prices, and the controls that the pricing service uses to ensure that their prices reflect market assumptions. The Company also selects a sample of securities and obtains a more detailed understanding from each pricing service regarding how they derived the price assigned to each security. Where inputs or prices do not reflect market participant assumptions, the Company will challenge these prices and apply different methodologies that will enhance the use of observable inputs and data. The Company may use non-binding broker quotes or internal valuations to support the fair value of securities that go through this formal price challenge process.
In addition, the Company has a pricing committee that provides oversight over the Company’s prices and fair value process for securities. The committee is comprised of representatives from the Company’s Investment Management group, Controller’s, Compliance and Security Operations. The committee meets quarterly and is responsible for the review and approval of the Company’s valuation procedures. The committee is also responsible for the review of pricing exception reports as well as the review of significant inputs used in the valuation of assets that are valued internally.

The following tables present the carrying amounts and estimated fair value of the Company’s financial instruments at December 31, 2018 and 2017 (in millions):

	2018
	Fair Value	Carrying Value		Level 1		Level 2		Level 3		NAV as a Practical Expedient		Not Practicable
Assets:
Bonds	$84,538	$84,920		$51		$81,405		$3,082		$—		$—
Preferred stocks	21	12		—		—		21		—		—
Common stocks(1)	1,315	1,315		1,227		—		37		51		—
Mortgage loans	14,183	14,210		—		—		14,183		—		—
Cash, cash equivalents and short-term investments	1,891	1,891		86		1,805		—		—		—
Derivatives	420	418		—		388		32		—		—
Derivatives collateral	3	3		—		3		—		—		—
Other invested assets(1)	209	187		—		96		113		—		—
Investment income due and accrued	712	712		—		712		—		—		—
Separate accounts assets	38,466	38,466		32,035		5,284		874		273		—
Total assets	$141,758	$142,134		$33,399		$89,693		$18,342		$324		$—
Liabilities:
Annuities certain	$942	$940	—	$—	—	$—	—	$942	—	$—	—	$—
Derivatives	104	104		—		104		—		—		—
Derivatives collateral	302	302		—		302		—		—		—
Amounts payable under securities lending agreements	676	676		—		676		—		—		—
Separate accounts liabilities - derivatives	17	11		—		11		6		—		—
Total liabilities	$2,041	$2,033		$—		$1,093		$948		$—		$—
(1)Excludes investments accounted for under the equity method.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 9 - FAIR VALUE MEASUREMENTS (continued)

	2017
	Fair Value	Carrying Value	Level 1	Level 2	Level 3	Not Practicable
Assets:
Bonds	$85,271	$82,299	$—	$82,096	$3,175	$—
Preferred stocks	19	13	—	2	17	—
Common stocks(1)	1,393	1,393	1,354	7	32	—
Mortgage loans	13,939	13,657	—	—	13,939	—
Cash, cash equivalents and short-term investments	2,211	2,211	151	2,060	—	—
Derivatives	239	236	—	235	4	—
Derivatives collateral	22	22	—	22	—	—
Other invested assets(1)	228	196	—	89	139	—
Investment income due and accrued	692	692	—	692	—	—
Separate accounts assets	41,475	41,286	34,893	5,535	1,047	—
Total assets	$145,489	$142,005	$36,398	$90,738	$18,353	$—
Liabilities:
Annuities certain	$868	$837	$—	$—	$868	$—
Derivatives	108	108	—	108	—	—
Derivatives collateral	174	174	—	174	—	—
Amounts payable under securities lending agreements	675	675	—	675	—	—
Separate accounts liabilities - derivatives	36	36	—	36	—	—
Total liabilities	$1,861	$1,830	$—	$993	$868	$—
(1)Excludes investments accounted for under the equity method.
Bonds
Bonds reported as Level 1 represent investments in certain exchange traded funds, which are allowed to be reported as bonds per the SVO instructions. These assets are priced based on unadjusted quoted prices in an active market. Securities priced using a pricing service are generally classified as Level 2. The pricing service generally uses an income-based valuation approach using a discounted cash-flow model or it may use a market approach by looking at recent trades of a specific security to determine fair value on public securities or a combination of the two. Typical inputs used by these pricing services include, but are not limited to: benchmark yields, reported trades, issuer spreads, bids, offers, benchmark securities, estimated cash flows and prepayment speeds.

Private placement securities are primarily priced using a market approach such as a matrix-based pricing methodology, which uses spreads derived from third-party benchmark bond indices. Specifically, the Barclays Investment Grade Corporate Index is used for investment-grade securities and the Citi High Yield Cash Index is used for below investment-grade securities. These indices are two widely recognized, reliable and well regarded benchmarks by participants in the financial services industry, which represent the broader U.S. public bond markets. The spreads derived from each matrix are adjusted for liquidity. The liquidity premium is standardized and based on market transactions.

Certain private placement securities that cannot be priced using the matrix pricing described above, are priced by an internally developed discounted cash flow model or are priced based on internal calculations. The model uses observable inputs with a discount rate based off spreads of comparable public bond issues, adjusted for liquidity, rating and maturity. The Company assigns a credit rating for private placement securities based upon internal analysis. The liquidity premium is usually based on market transactions. These securities are classified as Level 2.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 9 - FAIR VALUE MEASUREMENTS (continued)

For some of the private placement securities priced through the model, the liquidity adjustments may not be based on market data, but rather, calculated internally. If the impact of the liquidity adjustment, which usually requires the most judgment, is not significant to the overall value of the security, the security is still classified as Level 2. If it is deemed to be significant, the security is classified as Level 3.

The valuation techniques for most Level 3 bonds are generally the same as those described in Level 2. However, if the investments are less liquid or are lightly traded, there is generally less observable market data, and therefore these investments will be classified as Level 3. Circumstances where observable market data are not available may include events such as market illiquidity and credit events related to the security. In addition, certain securities are priced based upon internal valuations using significant unobservable inputs. If a security could not be priced by a third-party vendor or through internal pricing models, broker quotes are received and reviewed by each investment analyst. These inputs may not be observable. Therefore, Level 3 classification is determined to be appropriate.

Included in bonds is an affiliated bond from MCF with a carrying value and a fair value of $1,909 million at December 31, 2018, and a carrying value of $1,875 million and a fair value of $1,989 million at December 31, 2017. The fair value of this security is calculated internally and may include inputs that may not be observable. Therefore, this security is classified as Level 3.
Preferred Stocks
Preferred stocks valued using prices from third-party pricing services generally use a discounted cash flow model or a market approach to arrive at the security's fair value and are classified as Level 2. Preferred stocks classified as Level 3 are valued based on internal valuations where significant inputs are deemed to be unobservable.
Common Stocks
These securities are mostly comprised of exchange traded U.S. and foreign common stock and mutual funds. The fair value of these securities is primarily based on unadjusted quoted prices in active markets that are readily and regularly available and are classified as Level 1. Common stocks priced through an internal valuation where significant inputs are deemed to be unobservable, including securities issued by government organizations where fair value is fixed, are classified as Level 3. For common stocks that do not have a readily available fair value, NAV is used as a practical expedient.
Mortgage Loans
The estimated fair value of mortgage loans is determined using an income approach, based upon the present value of the expected cash flows discounted at an interpolated treasury yield plus a spread. The spread is based on management’s judgment and assumptions and it takes into account property type, LTV and remaining term of each loan. The spread is a significant component of the pricing inputs. These investments are classified as Level 3.
Cash, Cash Equivalents, Short-term Investments and Investment Income Due and Accrued
Cash on hand and money market mutual funds are classified as Level 1. Cash overdrafts (i.e. outstanding checks) are classified as Level 2. Due to the short-term maturities of cash equivalents, short-term investments, and investment income due and accrued, carrying value approximates fair value and are classified as Level 2.
Derivatives
The fair value of derivative instruments is generally derived using valuation models that use an income approach, except for derivatives that are exchange-traded, which are valued using quoted prices in an active market. Where valuation models are used, the selection of a particular model depends upon the contractual terms of, and specific risks inherent in the instrument, as well as the availability of pricing information in the market. The Company generally uses similar models to value similar instruments. Valuation model inputs include contractual terms, yield curves, foreign exchange rates, equity prices, credit curves, measures of volatility, and other factors. Exchange traded derivatives are valued using a market approach as fair value is based on quoted prices in an active market and are classified as Level 1. OTC derivatives that trade in liquid markets, where model inputs are observable for substantially the full term, are classified

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 9 - FAIR VALUE MEASUREMENTS (continued)

as Level 2. Derivatives that are valued based upon models with any significant unobservable market inputs or inputs from less actively traded markets, or where the fair value is solely derived using broker quotations, are classified as Level 3.
Derivatives Collateral
The carrying value of these instruments approximates fair value since these assets and liabilities are generally short-term in nature.
Other Invested Assets
Other invested assets are principally comprised of LIHTC investments and other investments with characteristics of debt. The fair value of LIHTC investments is derived using an income valuation approach, which is based on a discounted cash flow calculation using a discount rate that is determined internally and therefore classified as Level 3 (refer to Note 6 - Investments, for details on LIHTC investments). The fair value of the investments with debt characteristics is derived using an income valuation approach, which is based on discounted cash flow calculations that may or may not use observable inputs.
Separate Accounts Assets
Separate accounts assets reported as Level 1 in the fair value hierarchy are mostly comprised of exchange traded funds, common stocks and actively traded open-end mutual funds with a daily net asset value (“NAV”). The NAV can be observed by redemption and subscription transactions between third parties, or may be obtained from third-party asset managers. Common stocks are generally traded on an exchange. Separate accounts assets reported as Level 2 relate to investments in U.S. government and treasury securities, corporate bonds and mortgage-backed securities. These separate accounts assets are valued and assigned within the fair value hierarchy, consistent with the methodologies described herein for similar financial instruments held within the general account of the Company.

The separate accounts also invest in limited partnerships and hedge fund investments. These investments are valued based on the latest NAV received.

The following tables provide additional information for investments that are measured at fair value using NAV as a practical expedient, as allowed under authoritative guidance, for investments that meet specified criteria (in millions):

2018
Category of Investment	Investment Strategy	Fair Value Determined using NAV	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
Hedge fund	Multi-strategy	$249	$—	Quarterly, Monthly	180 days or less
Hedge fund	Sector investing	23	—	Monthly	30 days
Hedge fund	Long/short equity	1	—	Monthly	30 days
Mutual funds	Multi-strategy, global allocation	51	—	Quarterly, Weekly	5 days - 45 days (Assets subject to lock up periods)
		$324	$—

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 9 - FAIR VALUE MEASUREMENTS (continued)

2017
Category of Investment	Investment Strategy	Fair Value Determined using NAV		Unfunded Commitments	Redemption Frequency	Redemption Notice Period
Hedge fund	Multi-strategy	$232		$—	Quarterly, Monthly	180 days or less
Hedge fund	Sector investing	23		—	Monthly	30 days
Hedge fund	Long/short equity	2		—	Monthly	30 days
Mutual funds	Multi-strategy, global allocation	7		—	Quarterly, Weekly	5 days - 45 days (Assets subject to lock up periods)
		$264	(1)	$—
(1) The total fair value determined using NAV at December 31, 2017 included Level 2 and Level 3 investments of $75 million and $182 million, respectively.
Annuities Certain
Fair values for annuities certain liabilities are estimated using discounted cash flow calculations based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.
Borrowed Money
Borrowed money consists of a financing arrangement. The carrying value of the financing arrangement approximates fair value.
Amounts Payable Under Securities Lending Agreements
Amounts due under securities lending consists of cash collateral received under securities lending agreements. Due to the short-term nature of the transactions, the carrying value approximates fair value.
Separate Accounts Liabilities – Derivatives
For separate accounts derivative instruments, fair value is determined using the same procedures as the general account disclosed above.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 9 - FAIR VALUE MEASUREMENTS (continued)

The following tables represent the balances of assets and liabilities measured at fair value at December 31, 2018 and 2017 (in millions):

	2018
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	NAV as a Practical Expedient	Total
Assets at fair value
Bonds
U.S. corporate	$—	$6	$—	$—	$6
Non-agency RMBS	—	1	—	—	1
Non-agency ABS	—	3	21	—	24
Total bonds	—	10	21	—	31
Common stocks	1,227	—	37	51	1,315
Derivatives	—	372	32	—	404
Separate accounts assets	32,025	3	3	273	32,304
Total assets at fair value	$33,252	$385	$93	$324	$34,054
Liabilities at fair value
Derivatives	$—	$104	$—	$—	$104
Separate accounts liabilities - derivatives(1)	—	5	—	—	5
Total liabilities at fair value	$—	$109	$—	$—	$109
(1) Separate accounts contract holder liabilities are not included in the table as they are reported at contract value and not fair value in the Company’s statutory financial statements.

	2017
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets at fair value
Bonds
U.S. corporate	$—	$6	$—	$6
Non-agency RMBS	—	—	—	—
Non-agency ABS	—	—	1	1
Total bonds	—	6	1	7
Common stocks	1,354	7	32	1,393
Derivatives	—	223	4	227
Separate accounts assets	34,836	77	184	35,097
Total assets at fair value	$36,190	$313	$221	$36,724
Liabilities at fair value
Derivatives	$—	$108	$—	$108
Separate accounts liabilities - derivatives(1)	—	7	—	7
Total liabilities at fair value	$—	$115	$—	$115
(1) Separate accounts contract holder liabilities are not included in the table as they are reported at contract value and not fair value in the Company’s statutory financial statements.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 9 - FAIR VALUE MEASUREMENTS (continued)

The tables below present a reconciliation of Level 3 assets and liabilities for the years ended December 31, 2018 and 2017 (in millions):

	2018
	Balance at 1/1	Transfers into Level 3	Transfers out of Level 3	Total Gains (Losses) Included in Net Income	Total Gains (Losses) Included in Surplus	Purchases	Issuances	Sales	Settlements	Balance at 12/31
Bonds:
Non-agency ABS	$1	$20	$(1)	$—	$(3)	$6	$—	$—	$(2)	$21
Total bonds	1	20	(1)	—	(3)	6	—	—	(2)	21
Common stocks	32	3	(3)	(1)	5	4	—	(3)	—	37
Derivatives	4	—	(1)	(13)	(2)	44	—	—	—	32
Separate accounts assets	184	—	—	(2)	3	—	—	—	—	185
Total	$221	$23	$(5)	$(16)	$3	$54	$—	$(3)	$(2)	$275

	2017
	Balance at 1/1	Transfers into Level 3	Transfers out of Level 3	Total Gains (Losses) Included in Net Income	Total Gains (Losses) Included in Surplus	Purchases	Issuances	Sales	Settlements	Balance at 12/31
Bonds:
Non-agency ABS	$2	$—	$(1)	$—	$—	$—	$—	$—	$—	$1
Total bonds	2	—	(1)	—	—	—	—	—	—	1
Common stocks	28	3	—	2	(1)	3	—	(4)	—	32
Derivatives	15	—	—	(8)	(3)	—	—	—	—	4
Separate accounts assets	223	—	—	10	—	6	—	(55)	—	184
Total	$268	$3	$(1)	$4	$(4)	$9	$—	$(59)	$—	$221

Transfers Between Levels
Transfers between levels may occur due to changes in valuation sources, or changes in the availability of market observable inputs, which generally are caused by changes in market conditions such as liquidity, trading volume or bid-ask spreads or as a result of a security measured at amortized cost at the beginning of the period, but measured at estimated fair value at the end of the period, or vice versa due to a ratings downgrade or upgrade.
Transfers between Levels 1 and 2
During the years ended December 31, 2018 and 2017, there were no transfers between Levels 1 and 2.
Transfers into and out of Level 3
The Company’s basis for transferring assets and liabilities into and out of Level 3 is based on changes in the observability of data, a change in the security’s measurement.

Transfers into Level 3 totaled $23 million for the year ended December 31, 2018, which primarily relates to $20 million of non-agency asset-backed securities which were measured at amortized cost at the beginning of the period and measured at fair value at the end of the period, and common stock securities of $3 million that had a level change from 1 to 3. Transfers out of Level 3 totaled $5 million, which primarily relates to common stock securities of $3 million that had a level change from 3 to 1 and a non-agency asset-backed security of $1 million that had a level change from 3 to 2.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 9 - FAIR VALUE MEASUREMENTS (continued)

Transfers into Level 3 totaled $3 million for the year ended December 31, 2017, which primarily relates to common stock securities that were moved from Level 1 to Level 3 due to the limited market observability on certain inputs used in the valuation model. Transfers out of Level 3 totaled $1 million, which primarily relates to non-agency residential mortgage-backed securities & non-agency asset-backed securities that were measured at fair value at the beginning of the period and measured at amortized cost at the end of the period.

There were no liabilities measured at fair value at December 31, 2018 and 2017.

The tables below present quantitative information on significant internally priced Level 3 assets at December 31, 2018 and 2017 ($ in millions):

	2018
	Fair Value (in millions)	Valuation Techniques	Unobservable Input	Range	Weighted Average
Common stocks	$6	Market comparable	Revenue multiple	6.1x	N/A

	2017
	Fair Value (in millions)	Valuation Techniques	Unobservable Input	Range	Weighted Average
Non-agency ABS	$1	Discounted cash flow	Discount rate	9.9	9.9%
Common stocks	$1	Market comparable	Revenue multiple	4.4x	N/A

The following is a description of the sensitivity to changes in unobservable inputs of the estimated fair value of the Company’s Level 3 assets included above, for which we have access to the valuation inputs, as well as the sensitivity to changes in unobservable inputs of the Level 3 assets that are valued based on external pricing information.
Asset Backed Securities
The asset backed security included in the table above relates to a private deal. For this security, a discounted cash flow calculation is used, the discount rate is calculated internally based on unobservable data and assumptions. A significant increase in the discount rate used to perform the discounted cash flow calculation for these securities, would significantly decrease the fair value of these securities. The opposite effect would occur if there were a significant decrease in the discount rate used.
Common Stocks
The Company’s Level 3 common stock investments mostly relate to the Company’s holdings in the FHLB of Pittsburgh's stock as described in Note 15 - Commitments and Contingencies. As prescribed in the FHLB of Pittsburgh's capital plan, the par value of the capital stock is $100 and all capital stock is issued, redeemed, repurchased or transferred at par value. Since there is not an observable market for the FHLB of Pittsburgh stock, these securities are held at cost and have been classified as Level 3. The cost basis of the FHLB of Pittsburgh stock was $28 million and $26 million at December 31, 2018 and 2017, respectively. For the other common stock investments included in Level 3, the valuation is performed using market comparables such as revenue and price to book multiples. An increase in the value of these inputs would result in an increase in fair value with the reverse being true for decreases in the value of these inputs.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 10 - INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES

The components of net investment income for the years ended December 31, 2018, 2017 and 2016, were as follows (in millions):

	2018		2017	2016
Bonds	$3,312		$3,193	$3,099
Common stocks - unaffiliated	40		37	23
Mortgage loans	609		582	559
Policy loans	54		53	57
Limited partnerships and other invested assets	71	—	71	52
Short-term investments	25		14	11
Derivative instruments	26		35	24
Real estate	4		4	4
Other investments	8		8	10
Gross investment income	4,149		3,997	3,839
Investment expenses	(161)		(146)	(132)
Net investment income	3,988		3,851	3,707
Net gain from separate accounts	43		50	37
Amortization of IMR	44		33	51
Net investment income, including IMR	$4,075		$3,934	$3,795

Due and accrued investment income is excluded from surplus when amounts are over 90 days past due or collection is uncertain.
Bond Prepayments
The following table shows the Company's securities redeemed or otherwise disposed of as a result of a callable feature (including make whole call provisions) and the amount of investment income generated as a result of a prepayment and/or acceleration fee, which is included in Bonds in the table above ($ in millions):

	2018		2017		2016
	General Account	Separate Account	General Account	Separate Account	General Account	Separate Account
Number of cusips	133	64	190	95	139	62
Investment income	$36	$2	$71	$5	$66	$3

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 10 - INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES (continued)

For the years ended December 31, 2018, 2017 and 2016 net investment gains (losses) were as follows (in millions):

	2018	2017	2016
Bonds	$(2)	$44	$(70)
Common stocks - unaffiliated	8	57	(2)
Other long-term investments	(26)	(13)	(37)
Derivatives	(16)	2	(4)
Other	—	—	3
Net realized capital gains (losses) before tax and transfers to the IMR	$(36)	$90	$(110)
Less:
Capital gains tax expense (benefit)	(24)	16	(21)
Net realized capital gains (losses) after tax transferred to IMR	(4)	40	23
Net realized capital gains (losses) after tax and transfers to the IMR	$(8)	$34	$(112)

Proceeds from investments in bonds sold were $1,751 million, $4,015 million and $3,236 million for the years ended December 31, 2018, 2017 and 2016, respectively. Gross gains of $42 million, $117 million and $84 million in 2018, 2017 and 2016, respectively, and gross losses of $33 million, $43 million and $39 million in 2018, 2017 and 2016, respectively, were realized on these sales. The Company computes gains and losses on sales under the specific identification method.

The following table provides a summary of OTTI losses included as realized capital losses for the years ended December 31, 2018, 2017 and 2016 (in millions):

	2018	2017	2016
Bonds	$25	$42	$106
Other long-term investments	15	12	39
Common and preferred stocks	4	1	5
Total	$44	$55	$150

Refer to Note 20 - Loan-Backed and Structured Security Impairments for a list with each loan-backed and structured security at a CUSIP level where the present value of cash flows expected to be collected is less than the amortized cost basis during the current reporting period.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 10 - INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES (continued)

The following tables present the Company’s gross unrealized losses and fair values for bonds and equities aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2018 and 2017 (in millions):

	2018
	Less than 12 Months		12 Months or Greater		Total
	Estimated Fair Value	Unrealized Losses	Estimated Fair Value	Unrealized Losses	Estimated Fair Value	Unrealized Losses(1)
Bonds:
U.S. governments	$665	$9	$2,101	$126	$2,766	$135
All other governments	22	1	75	1	97	2
U.S. special revenue and special assessment	3,104	79	3,705	200	6,809	279
Industrial and miscellaneous unaffiliated	28,600	882	12,352	677	40,952	1,559
Total bonds	32,391	971	18,233	1,004	50,624	1,975
Equity securities (unaffiliated):
Common stocks	593	48	24	1	617	49
Preferred stocks	—	—	—	—	—	—
Total equity securities	593	48	24	1	617	49
Total	$32,984	$1,019	$18,257	$1,005	$51,241	$2,024
(1)Includes unrealized losses of $4 million related to NAIC 6 bonds included in the statutory carrying amount.

	2017
	Less than 12 Months		12 Months or Greater		Total
	Estimated Fair Value	Unrealized Losses	Estimated Fair Value	Unrealized Losses	Estimated Fair Value	Unrealized Losses(1)
Bonds:
U.S. governments	$941	$9	$1,575	$76	$2,516	$85
All other governments	49	—	26	1	75	1
U.S. special revenue and special assessment	1,997	20	2,403	107	4,400	127
Industrial and miscellaneous unaffiliated	8,745	82	5,943	195	14,688	277
Total bonds	11,732	111	9,947	379	21,679	490
Equity securities (unaffiliated):
Common stocks	281	8	2	1	283	9
Preferred stocks	1	—	—	—	1	—
Total equity securities	282	8	2	1	284	9
Total	$12,014	$119	$9,949	$380	$21,963	$499
(1)Includes unrealized losses of $1 million related to NAIC 6 bonds included in the statutory carrying amount.

At December 31, 2018, the gross unrealized loss on bonds and equity securities was comprised of approximately 6,101 and 484 different securities, respectively, which are included in the table above. Of the total amount of bond unrealized losses, $1,705 million or 86% is related to unrealized losses on investment grade securities and $271 million or 14% is related to below investment grade securities. At December 31, 2017, the gross unrealized loss on bonds and equity securities was comprised of approximately 2,820 and 185 different securities, respectively, which are included in the table above. Of the total amount of bond unrealized losses, $426 million, or 87%, is related to investment grade securities and $64 million, or 13%, is related to below investment grade securities. Investment grade is defined as a security having a credit rating from the NAIC of 1 or 2; a rating of Aaa, Aa, A or Baa from Moody’s or a rating of AAA, AA, A or BBB from Standard & Poor; or a comparable internal rating if an externally provided rating is not available.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 10 - INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES (continued)

The amount of gross unrealized losses for bonds where fair value had declined by 20% or more of the amortized cost, totaled $74 million. The period of time that each of these securities has continuously been below amortized cost by 20% or more consists of $47 million for six months or less, $3 million for greater than six months through 12 months, and $24 million for greater than 12 months. In accordance with the Company's impairment policy, the Company performed quantitative and qualitative analysis to determine if the decline was temporary. For those securities where the decline was considered temporary, the Company did not recognize an impairment when it had the ability and intent to hold until recovery.
The change in unrealized capital gains (losses) for the years ended December 31, 2018, 2017 and 2016 were as follows (in millions):

	2018	2017	2016
Change in unrealized capital gains (losses) on investments:
Bonds	$(3)	$2	$—
Common stocks (unaffiliated)	(125)	89	56
Derivatives	163	(258)	124
Other invested assets	29	37	45
Total change in unrealized capital gains (losses) on investments	66	(130)	225
Change in unrealized foreign exchange capital gains (losses) on investments:
Bonds	(148)	220	(189)
Common stocks (unaffiliated)	(18)	28	(10)
Cash, cash equivalents and short-term investments	(1)	(1)	5
Other invested assets	—	1	—
Total change in unrealized foreign exchange capital gains (losses) on investments	(166)	248	(194)
Capital gains tax expense (benefit)	28	(18)	1
Total change in unrealized capital gains, net of tax	$(73)	$100	$32

NOTE 11 - RELATED PARTY TRANSACTIONS

During 2018, 2017 and 2016, the Company received dividend distributions from MCF of $77 million, $63 million and $56 million, respectively.

During 2018 and 2017, the Company paid dividends of $600 million and $275 million, respectively, to its parent, New York Life. The Company did not pay any dividends to its parent in 2016.

The Company's interests in commercial mortgage loans are held in the form of participations in mortgages originated or acquired by New York Life. A real estate portfolio acquired through foreclosure is called REO Property. The Company's interests in the ownership of REO Property is called REO Ownership Interest. Under the participation agreement for the mortgage loans, it is agreed between the Company and New York Life that the Company's proportionate interest (as evidenced by a participation certificate) in the underlying mortgage, including without limitation, the principal balance thereof, all interest which accrues thereon, and all proceeds generated therefrom, will be pari passu with New York Life's and pro rata based upon the respective amounts funded by New York Life and the Company in connection with the applicable mortgage origination or acquisition. Consistent with the participation arrangement, all mortgage documents name New York Life (and not both New York Life and the Company) as the lender but are held for the benefit of both the Company and New York Life pursuant to the applicable participation agreement. New York Life retains general decision making authority with respect to each mortgage loan, although certain decisions require the Company's approval.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 11 - RELATED PARTY TRANSACTIONS (continued)

On December 31, 2015 and as amended on January 1, 2017, the Company and New York Life entered into a note funding agreement with MCF (the “MCF Note Agreement”) and acquired a variable funding note issued by MCF thereunder (the “2015 Note”). The MCF Note Agreement was further amended on July 1, 2018 and the 2015 Note was cancelled and reissued at July 1, 2018 (the “2018 Note”). The 2015 and 2018 Notes, which are reported as Bonds in the accompanying Statutory Statements of Financial Position, had outstanding balances for the Company of $1,909 million and $1,875 million at December 31, 2018 and 2017, respectively. During 2018, 2017 and 2016, the Company recorded interest income from MCF under the MCF Note Agreement of $93 million, $79 million and $75 million, respectively. Pursuant to the MCF Note Agreement and variable funding note issued thereunder, the Company and New York Life may provide an aggregate of up to $5,200 million in funding to MCF for lending and equity investment commitments, as well as for business expenses. All outstanding advances made to MCF under the MCF Note Agreement, together with unpaid interest thereon, will be due in full on December 31, 2025.

In connection with the acquisition of an office building by REEP-OFC Westory DC, LLC, an indirectly wholly-owned subsidiary of New York Life, the Company provided a first mortgage loan in the principal amount of $83 million to REEP-OFC Westory DC, LLC. The interest-only loan, expected to be due and payable on August 10, 2022, was paid off in October 2017. For each of the years ended December 31, 2017 and 2016, interest earned amounted to approximately $3 million.

In connection with the acquisition of an office building by REEP-OFC 2300 Empire LLC and a pledge of an unleveraged equity interest in the owner of REEP-MF Woodridge IL LLC, an existing multifamily property, the Company provided a first mortgage loan in the principal amount of $83 million to REEP-OFC 2300 Empire LLC and REEP-MF Woodridge, IL LLC.  The mortgage loan's maturity date is August 10, 2022 with fixed rate of 3.75% per annum. For the years ended December 31, 2018, 2017 and 2016, interest earned amounted to $3 million, $1 million and less than $1 million, respectively.

In connection with a $150 million land acquisition of a fee simple estate in land underlying an office building and related improvements and encumbered by a ground lease located at 1372 Broadway, New York, New York by New York Life (73.8% interest) and the Company (26.2% interest), the Company and New York Life entered into a Tenancy-in-Common Agreement dated as of June 11, 2012 which agreement sets forth the terms that govern, in part, each entity’s interest in the property. For each of the years ended December 31, 2018, 2017, and 2016, income earned amounted to approximately $3 million.

The Company sold various corporate owned life insurance (“COLI”) policies to New York Life for the purpose of informally funding certain benefits for New York Life employees and agents. These policies were issued on the same terms as policies sold to unrelated customers. At December 31, 2018 and 2017, policyholder reserve balances for these policies amounted to $4,022 million and $3,974 million, respectively, and were included in the Policy reserves and Separate accounts liabilities in the accompanying Statutory Statements of Financial Position.

The Company has also issued various COLI policies to the Voluntary Employees’ Beneficiary Association (“VEBA”) trusts, which were trusts formed for the benefit of New York Life’s retired employees and agents. At December 31, 2018 and 2017, policyholder reserve balances for these policies amounted to approximately $395 million and $414 million, respectively, and were included in Policy reserves and Separate accounts liabilities in the accompanying Statutory Statements of Financial Position.

The Company is the assumed obligor for certain structured settlement agreements with unaffiliated insurance companies, beneficiaries and other non-affiliated entities. To satisfy its obligations under these agreements, the Company owns all rights, title and interest in and to certain structured settlement annuity contracts issued by New York Life. The obligations are based upon the actuarially determined present value of expected future payments. Interest rates used in establishing such obligations ranged from 3.5% to 7.75%. The Company has directed New York Life to make the payments under the annuity contracts directly to the beneficiaries under the structured settlement agreements. At December 31, 2018 and 2017, the carrying value of the interest in annuity contracts and the corresponding obligations under structured settlement agreements amounted to $8,673 million and $8,229 million, respectively.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 11 - RELATED PARTY TRANSACTIONS (continued)

The Company has sold certain annuity contracts to New York Life in order that New York Life may satisfy its third-party obligations under certain structured settlement agreements. Interest rates used in establishing such obligations ranged from 5.5% to 8.75%. The Company has been directed by New York Life to make the payments under the annuity contracts directly to the beneficiaries under these structured settlement agreements. At December 31, 2018 and 2017, the policyholder reserves related to these contracts amounted to $145 million and $149 million, respectively, and are included in Policy reserves in the accompanying Statutory Statements of Financial Position.

The Company was compensated for each New York Life term policy or term rider that was converted to a universal life policy issued by the Company without any additional underwriting. For the years ended December 31, 2018, 2017 and 2016, the Company received $20 million, $19 million and $23 million, respectively, from New York Life for these services.

New York Life provides the Company with certain services and facilities including, but not limited to, accounting, tax and auditing services; legal services; actuarial services; electronic data processing operations and communications operations. New York Life charges the Company for the identified costs associated with these services and facilities under the terms of a service agreement between New York Life and the Company. For the years ended December 31, 2018, 2017 and 2016, the fees incurred associated with these services and facilities, amounted to $891 million, $968 million and $820 million, respectively, and are reflected in Operating expenses and Net investment income in the accompanying Statutory Statements of Operations.

New York Life Investment Management LLC (“NYLIM”), an indirect wholly-owned subsidiary of New York Life, provides the Company with certain services and facilities including, but not limited to, investment management and other administrative services. NYLIM charges the Company for the identified costs associated with these services and facilities under the terms of a service agreement between NYLIM and the Company. For the years ended December 31, 2018, 2017 and 2016, the fees incurred associated with these services and facilities amounted to $11 million, $14 million and $15 million, respectively, and are reflected in Operating expenses in the accompanying Statutory Statements of Operations.

The Company is a party to an investment advisory agreement with NYL Investors, as amended from time to time, whereby NYL Investors provides investment advisory and administrative services to the Company. For the years ended December 31, 2018, 2017 and 2016, the total cost for these services amounted to $131 million, $125 million and $119 million, respectively, which is included in the costs of services billed by New York Life to the Company. These costs are included in Net investment income in the accompanying Statutory Statement of Operations.

In addition, NYLIM has a management agreement with the MainStay VP Funds Trust (“the Fund”), a registered investment company whose shares are sold to various separate accounts of the Company. NYLIM, the administrator of the Fund, and the Company have entered into an agreement regarding administrative services to be provided by the Company. Under the terms of the agreement, NYLIM pays the Company administrative fees for providing services to the Fund. For the years ended December 31, 2018, 2017 and 2016, the Company recorded fee income from NYLIM of $35 million, $37 million and $34 million, which is included in Other income in the accompanying Statutory Statements of Operations.

The Company has a variable product distribution agreement with NYLIFE Distributors LLC (“NYLIFE Distributors”), an indirect wholly-owned subsidiary of New York Life, appointing NYLIFE Distributors as the underwriter and/or wholesale distributor of the Company’s variable product policies. For the years ended December 31, 2018, 2017 and 2016, the Company paid service fees of $45 million, $44 million and $39 million, respectively, under a 12b-1 Plan Services Agreement, in consideration for providing 12b-1 Plan services attributable to the variable products.

The Company has an agreement with NYLIFE Securities LLC (“NYLIFE Securities”), an indirect wholly-owned subsidiary of New York Life, under which registered representatives of NYLIFE Securities solicit sales of the Company's variable product policies. For the years ended December 31, 2018, 2017 and 2016, the Company incurred commission expense to NYLIFE Securities’ registered representatives of $117 million, $119 million and $119 million, respectively, which is included in Operating expenses in the accompanying Statutory Statements of Operations.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 11 - RELATED PARTY TRANSACTIONS (continued)

The Company has a service fee agreement with NYLIFE Securities, whereby NYLIFE Securities charges the Company a fee for management and supervisory services rendered in connection with variable life and variable annuity sales and in-force business. For the years ended December 31, 2018, 2017 and 2016, the fees incurred for these services amounted to $43 million, $43 million and $48 million, respectively, which is included in Operating expenses in the accompanying Statutory Statements of Operations.

At December 31, 2018 and 2017, the Company reported a net amount of $59 million and $294 million, respectively, as amounts payable to parent and affiliates. The terms of the underlying agreements generally require that these amounts be settled in cash within 90 days.

NOTE 12 - INSURANCE LIABILITIES

Liabilities for policy reserves, deposit funds and policy claims at December 31, 2018 and 2017 were as follows (in millions):

	2018	2017
Life insurance reserves	$26,486	$21,756
Annuity reserves and supplementary contracts with life contingencies	67,645	64,554
Total policy reserves	94,131	86,310
Deposit funds	1,308	1,176
Policy claims	244	198
Total liabilities for policy reserves, deposit funds and policy claims	$95,683	$87,684
Life Insurance Reserves
Reserves for life insurance policies are maintained principally using the 1958 Commissioners’ Extended Term Mortality Table and the 1958, 1980, 2001 and 2017 Commissioners’ Standard Ordinary Mortality Tables under the Commissioners’ Reserve Valuation Method or Net Level Premium Reserve Method with valuation interest rates ranging from 2.0% to 5.8%. Reserves for universal life secondary guarantee products with multiple sets of cost of insurance are determined using the methodology outlined in the November 2011 Life Actuarial Task Force Statement.

In 2018, there were no changes in reserve basis.

The Company has established policy reserves (excluding the effects of reinsurance) on contracts issued January 1, 2001 and later that exceed the minimum amounts determined under Appendix A-820, “Minimum Life and Annuity Reserve Standards” of NAIC SAP by approximately $197 million and $284 million at December 31, 2018 and 2017, respectively.

At December 31, 2018 and 2017, the Company’s liabilities for GMDB reserves, which are associated with certain variable life products, amounted to $20 million and $19 million, respectively, and were recorded in Policy reserves in the accompanying Statutory Statements of Financial Position.

Surrender values are promised in excess of life reserves on certain policies. This excess is included as part of miscellaneous reserves. No surrender values are promised in excess of any other reserves. Additional reserves are held on account of anticipated extra mortality for policies subject to extra premiums.

At December 31, 2018 and 2017, the Company had $12,737 million and $12,177 million, respectively, of insurance in-force for which the gross premiums were less than the net premiums according to the standard of valuation set by the State of Delaware.

The tabular interest has been determined by formula as described in the NAIC instructions except for certain universal life products for which tabular interest has been determined from the basic data for the calculation of policy reserves. The tabular less actual reserves released has been determined by formula as described in the NAIC instructions. The tabular cost has been determined by formula as described in the NAIC instructions.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 12 - INSURANCE LIABILITIES (continued)

The Company has elected to establish reserves pursuant to VM-A and VM-C for contracts issued in 2018 and 2017, as allowed during the first three years following the operating date of the Valuation Manual.
Annuity Reserves and Supplementary Contracts with Life Contingencies
Reserves for single premium immediate annuities, guaranteed future income annuities, and supplementary contracts involving life contingencies purchased prior to 2018 are based principally on 1983 Table A, A2000, 2012 IAR and the Commissioners’ Annuity Reserve Valuation Method (“CARVM”), with assumed interest rates ranging from 3.5% to 8.8%. Purchases in 2018 are reserved with valuation interest rates satisfying both the Maximum Valuation Interest Rates For Income Annuities ("VM-22") and the New York Department of Financial Services maximum valuation rate requirements and 2012 Individual Annuity Reserve Table.  The VM-22 rates range from 2.00% to 4.50%.

Reserves for fixed deferred annuities are based principally on 1971 Individual Annuity Mortality, 1983 Table A, A2000, 2012 IAR and the CARVM, with assumed interest rates ranging from 3.5% to 10.0%. Reserves for variable deferred annuities are based principally on 1994 Variable Annuity GMDB Mortality Table and the Variable Annuity Commissioners’ Annuity Reserve Valuation Method ("VM-21"), with assumed interest rates ranging from 3.5% to 8.25%. Generally, owners of the Company’s deferred annuities are able, at their discretion, to withdraw funds from their policies. For some policies, the withdrawals are subject to surrender charges in the early years.

At December 31, 2018 and 2017, the Company’s liabilities for GMDB and GMAB reserves, which are associated with variable annuity products, amounted to $25 million and $17 million, respectively, and were recorded in Policy reserves in the accompanying Statutory Statements of Financial Position.

At December 31, 2018 and 2017, there were no changes to reserve basis.

The tabular interest has been determined by formula as described in the NAIC instructions except for individual deferred annuities for which tabular interest has been determined from the basic data for the calculation of policy reserves. The tabular less actual reserves released has been determined by formula as described in the NAIC instructions. The tabular cost has been determined by formula as described in the NAIC instructions.
Deposit Funds
Deposit funds at December 31, 2018 and 2017 were as follows (in millions):

	2018	2017
Fixed period annuities	$940	$837
Supplemental contracts without life contingencies	344	310
Continued interest accounts	24	29
Total deposit funds	$1,308	$1,176

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 12 - INSURANCE LIABILITIES (continued)

Withdrawal Characteristics of Annuity Reserves and Deposit Funds
The following table reflects the withdrawal characteristics of annuity reserves and deposit fund liabilities at December 31, 2018 and 2017 ($ in millions):

	2018
	General Account	Separate Accounts Non-guaranteed	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$24,895	$—	$24,895	27%
At book value less current surrender charge of 5% or more	6,585	—	6,585	7
At fair value	—	24,533	24,533	26
Total with adjustment or at fair value	31,480	24,533	56,013	60
At book value without adjustment	21,718	—	21,718	23
Not subject to discretionary withdrawal	15,729	—	15,729	17
Total annuity reserves and deposit fund liabilities	$68,927	$24,533	$93,460	100%

	2017
	General Account	Separate Accounts Non-guaranteed	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$21,208	$—	$21,208	23%
At book value less current surrender charge of 5% or more	6,635	—	6,635	7
At fair value	—	26,748	26,748	29
Total with adjustment or at fair value	27,843	26,748	54,591	59
At book value without adjustment	23,560	—	23,560	25
Not subject to discretionary withdrawal	14,310	—	14,310	16
Total annuity reserves and deposit fund liabilities	$65,713	$26,748	$92,461	100%

NOTE 13 - REINSURANCE

The Company enters into reinsurance agreements in the normal course of its insurance business to reduce overall risk and to be able to issue life insurance policies in excess of its retention limits. Currently, the Company reinsures the mortality risk on new life insurance policies on a quota–share yearly renewable term basis for many products, except for custom guarantee universal life, survivorship custom guarantee universal life and asset flex products. Most of the ceded business is on an automatic basis. The quota–share currently ceded on new business ranges from 10% to 90%. All products are ceded from first dollar with the exception of current performance survivorship universal life, which has a minimum size policy ceded of either $0 or $1 million. Cases in excess of the Company’s retention and certain substandard cases are ceded on a facultative basis. The majority of the Company's facultative reinsurance is for substandard cases which the Company typically cedes 90%.

The ceding of risk does not discharge the Company from its primary obligations to policyholders. To the extent that the assuming companies become unable to meet their obligations under reinsurance contracts, the Company remains contingently liable. Each reinsurer is reviewed to evaluate its financial stability before entering into each reinsurance contract and throughout the period that the reinsurance contract is in place.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 13 - REINSURANCE (continued)

Life insurance ceded was 48% and 60% of total life insurance in-force at December 31, 2018, and 2017, respectively. The reserve reductions taken for life insurance reinsured at December 31, 2018 and 2017 were $550 million and $4,447 million, respectively.

The effects of reinsurance for the years ended December 31, 2018, 2017 and 2016 were as follows (in millions):

	2018	2017	2016
Premiums:
Direct	$12,771	$13,928	$13,360
Assumed	5	4	4
Ceded	(541)	(616)	(632)
Net premiums	$12,235	$13,316	$12,732
Policyholders’ benefits ceded	$468	$774	$715
Reinsurance recoverable	$76	$207	$168

Effective April 1, 2018, the Company’s coinsurance with funds withheld and modified coinsurance agreements with New York Life to cede 90% of a block of inforce life insurance business were terminated and the Company fully recaptured the risks related to the business previously reinsured under the agreements. The Company paid New York Life a recapture fee in the amount of $21 million pre-tax. The recapture of these reinsurance agreements did not have a material impact to the Company’s surplus. Prior to the recapture, the Company had ceded 90% of the retained portion of a block of in-force life insurance business through a reinsurance agreement with New York Life using a combination of coinsurance with funds withheld for the fixed portion maintained in the general account and modified coinsurance (“MODCO”) for policies in the separate accounts. Under both the MODCO and funds withheld treaties, the Company retained the assets held in relation to the policy reserves and separate accounts liabilities. An experience refund was paid to the Company at the end of each accounting period for 100% of New York Life’s profits in excess of $5 million per year. Experience refunds received in 2018, 2017 and 2016 were $3 million, $71 million and $37 million, respectively, which is reported in premiums in the accompanying Statutory Statements of Operations. At December 31, 2017 , the Company ceded reserves under coinsurance with funds withheld and MODCO of $5,347 million.

The Company has reinsurance agreements with New York Life Agents Reinsurance Company (“NYLARC”). NYLARC is a life insurance company wholly-owned by NYLARC Holding Company, Inc., whose shareholders consist of New York Life’s top agents who meet certain criteria and who may also be agents of the Company or NYLIFE Insurance Company of Arizona ("NYLAZ"). NYLARC reinsures a portion of certain life insurance products sold by its shareholders. NYLARC’s purpose is to retain high production agents, and increase the volume and quality of the business that they submit to New York Life, NYLAZ and the Company.

The Company had reinsured certain policies with unauthorized companies that prevent it from recognizing full reinsurance credit. Since these reinsurers are not recognized in the State of Delaware, and the receivable owed to the Company is not secured by cash, securities or other permissible collateral, the Company established a liability equal to the net credit received.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 14 - BENEFIT PLANS

The Company participates in the cost of the following plans sponsored by New York Life: (1) certain postretirement life and health benefits for retired employees and agents including their eligible dependents, (2) certain defined benefit pension plans for eligible employees and agents (3) certain defined contribution plans for substantially all employees and agents and (4) postemployment benefits. The expense for these plans is allocated to the Company in accordance with an intercompany cost sharing agreement. The liabilities for these plans are included with the liabilities for the corresponding plan of New York Life. The Company’s share of the cost of these plans was as follows for the years ended December 31, 2018, 2017 and 2016 (in millions):

	2018	2017	2016
Defined benefit pension	$31	$27	$28
Defined contribution	9	9	9
Postretirement life and health	6	6	6
Total	$46	$42	$43

NOTE 15 - COMMITMENTS AND CONTINGENCIES
Support and Credit Agreements
New York Life Capital Corporation (“NYLCC”), a wholly-owned subsidiary of NYLIFE LLC, has a credit agreement with the Company dated December 23, 2004, as amended, whereby NYLCC has agreed to make loans to the Company in an amount up to, but not exceeding, $490 million from the issuance of commercial paper. At December 31, 2018 and 2017, the Company had no outstanding loan balance to NYLCC. During 2018, 2017 and 2016, the Company had no interest expense.

In addition, the Company has a credit agreement with New York Life dated April 1, 1999, as amended, in which New York Life may borrow from the Company up to $490 million. During 2018 and 2017, the credit facility was not used, no interest was paid and there was no outstanding balance due.
Guarantees
At the inception of a guarantee (except unlimited guarantees), the Company recognizes an initial liability at fair value for the obligations it has undertaken, regardless of the probability of performance under the guarantee. This includes guarantees made on behalf of affiliates unless the guarantee is deemed unlimited. At December 31, 2018 and 2017, the Company had no such guarantees.
Litigation
The Company is a defendant in individual and/or alleged class action suits arising from its agency sales force, insurance (including variable contracts registered under the federal securities law), investment, retail securities, and/or other operations, including actions involving retail sales practices. Some of these actions seek substantial or unspecified compensatory and punitive damages. The Company is also from time to time involved in various governmental, administrative, and investigative proceedings and inquiries.

Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, the Company believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on the Company’s financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on the Company’s operating results for a given year.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 15 - COMMITMENTS AND CONTINGENCIES (continued)

Borrowed Money
Refer to Note 6 - Investments for a more detailed discussion of the Company's commitments for loaned securities and repurchase agreements.
Assessments
Most of the jurisdictions in which the Company is licensed to transact business require life insurers to participate in guaranty associations which are organized to pay contractual benefits pursuant to insurance policies issued by impaired, insolvent or failed life insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the line of business in which the impaired, insolvent or failed life insurer is engaged. Some states permit member insurers to recover assessments through full or partial premium tax offsets.
Other Commitments and Contingencies
Prior to July 1, 2002, the Company did business in Taiwan through a branch operation (the "Taiwan Branch"). On July 1, 2002, the Taiwan Branch ceased operations and all of its liabilities and assets, including policy liabilities were transferred to New York Life Insurance Taiwan Corporation ("Taiwan Corporation"), an indirect subsidiary of New York Life. On December 31, 2013, Taiwan Corporation was sold to Yuanta Financial Holding Co. Ltd. ("Yuanta"). Under the terms of the sale agreement, Yuanta has agreed to satisfy in full, or to cause Taiwan Corporation to satisfy in full, all of Taiwan Corporation's obligations under the Taiwan Branch policies that were transferred to Taiwan Corporation on July 1, 2002. However, the Company, under Taiwan law, also remains contingently liable for these policies in the event that neither Taiwan Corporation nor Yuanta meets its obligations. This contingent liability of the Company has not been recognized on the accompanying Statutory Statements of Financial Position because it does not meet the probable and estimable criteria of SSAP No. 5R.

At December 31, 2018 and 2017, the Company and its guaranteed separate accounts had contractual commitments to extend credit for commercial mortgage loans at both fixed and variable rates of interest, which amounted to approximately $1,291 million and $821 million, respectively. These commitments are diversified by property type and geographic location. There were no contractual commitments to extend credit under residential loan agreements at December 31, 2018 and 2017.

At December 31, 2018 and 2017, the Company had outstanding contractual obligations to acquire additional private placement securities amounting to $722 million and $662 million, respectively.

Unfunded commitments on limited partnership, limited liability companies and other invested assets amounted to $312 million and $268 million at December 31, 2018 and 2017, respectively. Unfunded commitments on LIHTC amounted to $11 million and $17 million at December 31, 2018 and 2017, respectively. At December 31, 2018 and 2017, unfunded commitments on LIHTC are included in Limited partnerships and other invested assets, with an offset in Other liabilities in the accompanying Statutory Statement of Financial Position.

Several commercial banks have customary security interests in certain assets of the Company to secure potential overdrafts and other liabilities of the Company that may arise under custody, securities lending and other banking agreements with such banks.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 15 - COMMITMENTS AND CONTINGENCIES (continued)

FHLB Agreement
The Company is a member of the FHLB of Pittsburgh. Membership in the FHLB of Pittsburgh provides the Company with a significant source of alternative liquidity. Advances received by the general account are included in Other liabilities in the accompanying Statutory Statements of Financial Position. When borrowing from the FHLB of Pittsburgh, the Company is required to post collateral in the form of eligible securities, including mortgage-backed, government and agency debt instruments for each of the advances received. Upon any event of default by the Company, the FHLB of Pittsburgh's recovery from the collateral is limited to the amount of the Company's liability to the FHLB of Pittsburgh.

The amount of FHLB of Pittsburgh common stock held, in aggregate exclusively in the Company’s general account at December 31, 2018 and 2017 was as follows (in millions):

	2018	2017
Membership stock - Class B (1)	$28	$26
Activity stock	—	—
Aggregate total	$28	$26
Actual or estimated borrowing capacity as determined by the insurer	$5,073	$4,903
(1) Membership stock is not eligible for redemption.

At December 31, 2018 and 2017, the Company did not have an outstanding balance due to the FHLB of Pittsburgh. The maximum amount borrowed and collateral pledged to the FHLB of Pittsburgh during the years ended December 31, 2018 and 2017 was as follows (in millions):

	Fair Value	Carrying Value	Maximum Amount Borrowed During the Year
Current year general account	$31	$31	$10
Current year separate accounts	$—	$—	$—
Prior year total general and separate accounts	$17	$17	$10

The Company does not have any prepayment obligations for the borrowing arrangement.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 16 - INCOME TAXES

The components of the net DTAs and DTLs were as follows at December 31, 2018 and 2017 (in millions):

	2018			2017			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Gross DTAs	$1,060	$164	$1,224	$944	$127	$1,071	$116	$37	$153
Statutory valuation allowance	—	—	—	—	—	—	—	—	—
Adjusted gross DTAs	1,060	164	1,224	944	127	1,071	116	37	153
Nonadmitted DTAs (1)	296	—	296	88	—	88	208	—	208
Subtotal net admitted DTAs	764	164	928	856	127	983	(92)	37	(55)
Gross DTLs	456	146	602	526	121	647	(70)	25	(45)
Net admitted DTAs (2)	$308	$18	$326	$330	$6	$336	$(22)	$12	$(10)
(1) DTAs are nonadmitted primarily because they are not expected to be realized within three years of the Statutory Statement of Financial Position date.
(2) The total net admitted DTAs are included in Other assets in the accompanying Statutory Statements of Financial Position.

The admission calculation components are as follows (paragraph references throughout Note 16 are to paragraphs of SSAP No. 101 “Income Taxes, A Replacement of SSAP No. 10R and SSAP No. 10”) (in millions):

	December 31, 2018			December 31, 2017			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Federal income taxes paid in prior years recoverable through loss carrybacks (Paragraph 11.a)	$—	$26	$26	$—	$22	$22	$—	$4	$4
Adjusted gross DTAs expected to be realized (excluding the amount of DTAs from paragraph 11.a above) after application of the threshold limitation (the lesser of paragraph 11.b.i and 11.b.ii below):	292	8	$300	313	—	313	(21)	8	(13)
Adjusted gross DTAs expected to be realized following the balance sheet date. (Paragraph 11.b.i)	292	8	$300	313	—	313	(21)	8	(13)
Adjusted gross DTAs allowed per limitation threshold (Paragraph 11.b.ii)	N/A	N/A	1,239	N/A	N/A	1,328	N/A	N/A	(89)
Adjusted gross DTAs (excluding the amount of DTAs from paragraphs 11.a and 11.b above) offset by gross DTLs (Paragraph 11.c)	472	130	602	543	105	648	(71)	25	(46)
DTAs admitted as the result of application of SSAP 101 (Total of paragraphs 11.a, 11.b, 11.c).	$764	$164	$928	$856	$127	$983	$(92)	$37	$(55)

The ratio used to determine the applicable period used in paragraph 11.b.i above and the amount of adjusted capital and surplus used to determine the percentage threshold limitation in paragraph 11.b.ii above are as follows ($ in millions):

	December 31,
	2018	2017
Ratio percentage used to determine recovery period and threshold limitation amount.	1,010%	1,159%
Amount of adjusted capital and surplus used to determine recovery period and threshold limitation in paragraph 11.b.ii above.	$8,260	$8,852

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 16 - INCOME TAXES (continued)

There was no impact on the Company’s adjusted gross and net admitted DTAs due to tax planning strategies at December 31, 2018 and 2017.

The Company did not use reinsurance in its tax planning strategies. The Company had no unrecognized DTLs at December 31, 2018 and 2017. Additionally, the Company had no adjustments to gross DTAs because of a change in circumstances that causes a change in judgment about the realizability of the related DTAs.

The TCJA was enacted on December 22, 2017 and it significantly changes U.S. tax law primarily by lowering the corporate income tax rate from 35% to 21% beginning in 2018. Deferred taxes were revalued to reflect the 21% corporate income tax rate with the following result (in millions):

	2018	2017
Deferred income tax benefit on change in net unrealized capital gains	$—	$14
Decrease in net deferred taxes related to other items	(2)	(296)
Decrease to net deferred taxes booked to surplus	(2)	(282)
Decrease to nonadmitted deferred taxes	—	325
Total change in net admitted DTAs	$(2)	$43
For tax years beginning January 1, 2018, the TCJA limits life insurance reserves for tax purposes to the greater of the net surrender value or 92.81% of NAIC required reserves effective January 1, 2018. Tax accounting for these changes requires the restatement of December 31, 2017 life insurance tax reserves calculated using pre TCJA rules to the amounts required to be held under the TCJA. This revaluation requires establishing a “gross up” in which a new DTA for the revised statutory to tax difference is recorded and offset by a DTL in an equal amount. The Company has recorded offsetting DTAs and DTLs in the provisional amount of $472 million in 2017. The tax accounting has been completed within the measurement period, as defined in INT 18-01. On the basis of life insurance tax reserve computations that were completed during the reporting period, an additional measurement period tax reserve decrease of $24 million was recognized to the DTL and $24 million offset to the DTA. The restatement of life insurance tax reserves, which has now been determined to be complete, resulted in a total DTL of $448 million with a corresponding adjustment of $448 million to the DTA.

Significant components of the current federal and foreign income taxes for the years ended December 31, 2018, 2017 and 2016 were as follows (in millions):

	2018	2017	2016	Change 2018-2017	Change 2017-2016
Federal(1)	$215	$248	$279	$(33)	$(31)
Foreign	—	1	—	(1)	1
Subtotal	215	249	279	(34)	(30)
Federal income tax on net capital gains (losses)	(24)	15	(21)	(39)	36
Utilization of capital loss carry-forward	—
Other (Prior period correction)	(22)	—		(22)	—
Total federal and foreign income taxes	$169	$264	$258	$(95)	$6
(1) The Company had investment tax credits of $30 million, $36 million and $38 million for the years ended December 31, 2018, 2017 and 2016, respectively.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 16 - INCOME TAXES (continued)

The tax effects of temporary differences that give rise to DTAs and DTLs at December 31, 2018 and 2017 were as follows (in millions):

	2018	2017	Change
DTAs
Ordinary:
Pension accrual	$27	$29	$(2)
Policyholder reserves	733	624	109
Deferred acquisition costs	241	233	8
Fixed assets	2	2	—
Receivables - nonadmitted	4	9	(5)
Investments	53	47	6
Other	—	(1)	1
Subtotal	1,060	943	117
Nonadmitted	296	88	208
Admitted ordinary DTAs	764	855	(91)
Capital:
Investments	164	127	37
Subtotal	164	127	37
Nonadmitted	—	—	—
Admitted capital DTAs	164	127	37
Total admitted DTAs	928	982	(54)
DTLs
Ordinary:
Investments	45	28	17
Policyholder reserves	410	497	(87)
Other	1	1	—
Subtotal	456	526	(70)
Capital:
Investments	146	121	25
Subtotal	146	121	25
Total DTLs	602	647	(45)
Net admitted DTAs	$326	$335	$(9)
Deferred income tax (expense)/benefit on change in net unrealized capital gains/(losses)			$28
Increase in net deferred taxes related to other items			153
Increase in deferred income taxes reported in prior period correction			18
Decrease in DTAs nonadmitted			(190)
Decrease in DTAs nonadmitted reported in prior period correction			$(18)
Total change in net admitted DTAs			$(9)

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 16 - INCOME TAXES (continued)

The Company’s income tax expense for the years ended December 31, 2018, 2017 and 2016 differs from the amount obtained by applying the statutory rate of 21%, 35% and 35%, respectively, to net gain from operations after dividends to policyholders and before federal income taxes for the following reasons (in millions):

	2018	2017	2016	Change 2018-2017	Change 2017-2016
Net gain from operations after dividends to policyholders and before federal and foreign income taxes at statutory rate	$103	$304	$409	$(201)	$(105)
Net realized capital gains (losses) at statutory rate	(7)	31	(38)	(38)	69
Tax exempt income	(22)	(52)	(47)	30	(5)
Tax credits, net of withholding	(33)	(40)	(40)	7	—
Amortization of IMR	(9)	(12)	(18)	3	6
Impact of TCJA	(2)	296	—	(298)	296
Prior year audit liability and settlement	(3)	(1)	(36)	(2)	35
Non-admitted assets	(6)	12	(13)	(18)	25
Accruals in surplus	(7)	(4)	(23)	(3)	19
Other	(16)	12	10	(28)	2
Income tax incurred and change in net DTAs during period	$(2)	$546	$204	$(548)	$342
Federal income taxes reported in the Company's Statutory Statements of Operations	$215	$249	$279	$(34)	$(30)
Capital gains tax expense (benefit) incurred	(24)	15	(21)	(39)	36
Change in net deferred income taxes	(153)	282	(54)	(435)	336
Change in current and deferred income taxes reported in prior period correction	(40)	—	—	(40)	—
Total federal and foreign income tax expense	$(2)	$546	$204	$(548)	$342

The Company’s federal income tax returns are routinely examined by the Internal Revenue Service ("IRS") and provisions are made in the financial statements in anticipation of the results of these audits. The IRS has completed audits through 2010 and tax years 2011 through 2013 are currently under examination. There were no material effects on the Company’s accompanying Statutory Statements of Operations as a result of these audits. The Company believes that its recorded income tax liabilities are adequate for all open years.

The Company did not have any operating loss and tax credit carry forwards available for tax purposes. The total income taxes incurred in prior years that will be available for recoupment in the event of future net losses total $0, $29 million and $0, related to the years ended December 31, 2018, 2017 and 2016, respectively.

The Company does not anticipate any significant changes to its total unrecognized tax benefits within the next 12 months.

As discussed in Note 3 – Significant Accounting Policies - Federal Income Taxes, the Company’s federal income tax return is consolidated with New York Life, NYLAZ, NYLIFE LLC, New York Life Enterprises LLC, NYL Investments, and NYL Investors.

At December 31, 2018 and 2017, the Company recorded a current income tax receivable of $118 million and $18 million, respectively, which is included in Other assets in the accompanying Statutory Statements of Financial Position.

At December 31, 2018, the Company had no protective tax deposits on deposit with the IRS under Section 6603 of the IRC.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 17 - CAPITAL AND SURPLUS
Capitalization
The Company has 20,000 shares authorized, with a par value of $10,000 per share with 2,500 shares issued and outstanding. All shares are common stock and are owned by New York Life. The Company has no preferred stock.
Other Surplus Adjustments
Other adjustments, net in the accompanying Statutory Statements of Changes in Surplus at December 31, 2018, 2017 and 2016, principally include the effects of the following (in millions):

	2018	2017	2016
Surplus withdrawn from separate accounts	$48	$44	$41
Changes in surplus relating to separate accounts	(43)	(50)	(38)
Change in liability for reinsurance in unauthorized companies	1	2	(4)
Total	$6	$(4)	$(1)
Nonadmitted Assets
Under statutory accounting rules, a nonadmitted asset is defined as an asset having economic value other than that which can be used to fulfill policyholder obligations, or those assets that are unavailable due to encumbrances or other third-party interests. These assets are not recognized in the accompanying Statutory Statements of Financial Position, and are, therefore, considered nonadmitted. The changes between years in nonadmitted assets are charged or credited directly to surplus.

NOTE 18 - DIVIDENDS TO STOCKHOLDER

The Company is subject to restrictions on the payment of dividends to New York Life. Under the Delaware Insurance Code, cash dividends can be paid only out of that part of the Company’s available and accumulated surplus funds which are derived from realized net operating profits on its business and realized capital gains, and dividends (or other distributions) on capital stock can be declared and paid only out of earned surplus (being an amount equal to the unassigned funds of the Company as set forth in its most recent annual statement submitted to the Delaware Insurance Commissioner (“the Commissioner”), including all or part of the surplus arising from unrealized capital gains or revaluation of assets), except as otherwise approved by the Commissioner (provided that stock dividends may be paid out of any available surplus funds). Furthermore, no extraordinary dividend may be paid until 30 days after the Commissioner has received notice of such declaration and has not disapproved such payment within such 30 day period, or the Commissioner has approved such payment within that 30 day period. Extraordinary dividends are defined as any dividend or distribution or cash or other property, whose fair market value, together with that of other dividends or distributions made within the preceding 12 months, exceeds the greater of (1) 10 percent of the Company’s surplus as regards policyholders as of the preceding December 31 or (2) the net gain from operations of the Company for the 12 month period ending on the preceding December 31 (not including pro rata distributions of any class of the Company’s own securities).

At December 31, 2018, the amount of earned surplus of the Company available for the payment of dividends was $4,633 million. The maximum amount of dividends that may be paid in 2019 without prior notice to or approval of the Delaware Insurance Commissioner is $856 million.

Dividends may be declared by the Board of Directors of the Company from available surplus, as it deems appropriate, on a non-cumulative basis. In 2018, the Company paid $600 million in dividends to its sole stockholder, New York Life. In 2017, the Company paid a $275 million dividend to New York Life. In 2016, the Company did not declare or pay a dividend to New York Life.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 19 - LOAN-BACKED AND STRUCTURED SECURITY IMPAIRMENTS

The following table lists each loan-backed and structured security at a CUSIP level where the present value of cash flows expected to be collected is less than the amortized cost basis during the current year (in thousands):

IMPAIRMENTS TAKEN ON CURRENT HOLDINGS DURING THE CURRENT YEAR
(1)	(2)	(3)	(4)	(5)	(6)	(7)
CUSIP(1,2)	Amortized Cost Before Current Period OTTI	Projected Cash Flows	Current Period Recognized OTTI	Amortized Cost After OTTI	Fair Value	Financial Statement Reporting Period
General Account
02147QAF9	$349	$348	$1	$348	$332	12/31/2018
059469AF3	1,066	1,061	5	1,061	1,055	12/31/2018
05948KP52	511	507	4	507	483	12/31/2018
05951KBA0	776	765	12	765	758	12/31/2018
05953YAA9	4,065	4,045	20	4,045	3,912	12/31/2018
12544TAH7	266	251	15	251	260	12/31/2018
12544VAB5	50	48	1	48	48	12/31/2018
12627HAK6	912	894	18	894	867	12/31/2018
12628KAF9	1,053	1,030	23	1,030	952	12/31/2018
12628LAJ9	238	233	5	233	224	12/31/2018
12629EAD7	1,117	1,108	9	1,108	1,057	12/31/2018
126384AQ9	41	37	3	37	38	12/31/2018
12638PAE9	1,329	1,314	16	1,314	1,286	12/31/2018
12667G6W8	1,111	1,089	22	1,089	1,098	12/31/2018
12669GT50	1	—	1	—	—	12/31/2018
17029RAA9	182	23	159	23	7	12/31/2018
17309BAB3	151	147	4	147	146	12/31/2018
251513AV9	1,879	1,818	61	1,818	1,842	12/31/2018
251513BC0	731	696	35	696	714	12/31/2018
32052MAA9	199	195	4	195	117	12/31/2018
3622E8AC9	3,292	3,067	226	3,067	3,089	12/31/2018
3622ELAG1	349	329	20	329	319	12/31/2018
3622MPAT5	40	39	1	39	39	12/31/2018
36244SAC2	4,804	4,451	353	4,451	4,679	12/31/2018
36244SAF5	2,990	2,769	222	2,769	2,910	12/31/2018
466247ZQ9	549	513	37	513	539	12/31/2018
46625YQX4	2,499	2,246	254	2,246	2,109	12/31/2018
46628BBD1	411	397	13	397	396	12/31/2018
61749EAH0	929	871	58	871	881	12/31/2018
61751DAE4	451	417	34	417	422	12/31/2018
61751JAH4	1,773	1,549	224	1,549	1,715	12/31/2018
61751JAJ0	1,760	1,540	220	1,540	1,715	12/31/2018
61752RAH5	439	430	9	430	430	12/31/2018

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 19 - LOAN-BACKED AND STRUCTURED SECURITY IMPAIRMENTS (continued)

IMPAIRMENTS TAKEN ON CURRENT HOLDINGS DURING THE CURRENT YEAR
(1)	(2)	(3)	(4)	(5)	(6)	(7)
CUSIP(1,2)	Amortized Cost Before Current Period OTTI	Projected Cash Flows	Current Period Recognized OTTI	Amortized Cost After OTTI	Fair Value	Financial Statement Reporting Period
61752RAM4	953	917	36	917	923	12/31/2018
76110VSU3	721	699	22	699	646	12/31/2018
81744HAF0	624	594	30	594	595	12/31/2018
86359B5U1	55	50	5	50	54	12/31/2018
86359DNP8	181	170	11	170	180	12/31/2018
93934FCE0	1,127	1,098	29	1,098	1,102	12/31/2018
00764MCQ8	325	324	—	324	324	9/30/2018
05948KH77	748	741	7	741	746	9/30/2018
059515AE6	1,054	1,053	2	1,053	1,024	9/30/2018
12627HAK6	935	932	3	932	914	9/30/2018
12628KAF9	1,087	1,075	12	1,075	1,051	9/30/2018
12628LAJ9	250	242	8	242	229	9/30/2018
12629EAD7	1,149	1,135	14	1,135	1,120	9/30/2018
12638PAE9	1,401	1,364	37	1,364	1,368	9/30/2018
12667G6W8	805	795	10	795	805	9/30/2018
12669GT50	3	1	2	1	—	9/30/2018
15132EFL7	676	604	72	604	653	9/30/2018
17029RAA9	203	142	62	142	136	9/30/2018
225458Y85	1,179	1,097	82	1,097	1,161	9/30/2018
32052MAA9	227	202	24	202	122	9/30/2018
649603AQ0	123	123	—	123	122	9/30/2018
69335QAL7	6,118	5,657	462	5,657	5,774	9/30/2018
69336QAL6	583	540	42	540	551	9/30/2018
76110VSU3	805	781	23	781	731	9/30/2018
059469AF3	1,203	1,139	64	1,139	1,184	6/30/2018
059515AE6	1,137	1,097	40	1,097	1,069	6/30/2018
059515BM7	1	—	1	—	1	6/30/2018
05951FAK0	359	356	3	356	353	6/30/2018
05951KAZ6	101	99	2	99	99	6/30/2018
05951KBA0	589	555	34	555	580	6/30/2018
12498NAD5	1,106	968	138	968	963	6/30/2018
12544TAH7	365	356	8	356	364	6/30/2018
12544VAB5	55	53	1	53	54	6/30/2018
12627HAK6	1,006	971	35	971	971	6/30/2018
12628LAJ9	264	257	6	257	242	6/30/2018
12629EAD7	1,191	1,180	11	1,180	1,189	6/30/2018
12669GT50	15	14	1	14	13	6/30/2018
15132EJH2	413	353	60	353	391	6/30/2018

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 19 - LOAN-BACKED AND STRUCTURED SECURITY IMPAIRMENTS (continued)

IMPAIRMENTS TAKEN ON CURRENT HOLDINGS DURING THE CURRENT YEAR
(1)	(2)	(3)	(4)	(5)	(6)	(7)
CUSIP(1,2)	Amortized Cost Before Current Period OTTI	Projected Cash Flows	Current Period Recognized OTTI	Amortized Cost After OTTI	Fair Value	Financial Statement Reporting Period
17029RAA9	373	203	170	203	189	6/30/2018
36185MBN1	9	9	—	9	9	6/30/2018
362375AF4	846	772	73	772	843	6/30/2018
46625YQY2	1,198	—	1,199	—	68	6/30/2018
57643MDW1	95	12	84	12	90	6/30/2018
57643MEU4	4	1	3	1	2	6/30/2018
69335QAL7	6,174	6,153	21	6,153	5,845	6/30/2018
76110VSU3	924	892	32	892	821	6/30/2018
94983PAG3	452	449	3	449	448	6/30/2018
94984FAT6	1,448	1,369	79	1,369	1,441	6/30/2018
94985GBB1	1,285	1,153	131	1,153	1,280	6/30/2018
00011#AA1	1,844	1,844	—	1,844	1,713	3/31/2018
05948KH77	494	493	1	493	494	3/31/2018
05948KP52	629	611	18	611	609	3/31/2018
059515BM7	7	2	5	2	4	3/31/2018
05951KAZ6	110	106	4	106	107	3/31/2018
05951KBA0	1,042	993	49	993	1,023	3/31/2018
1248MBAJ4	4,517	4,455	62	4,455	4,309	3/31/2018
1248MBAL9	1,490	1,468	22	1,468	1,405	3/31/2018
12627HAK6	1,079	1,028	51	1,028	1,006	3/31/2018
12629EAD7	1,288	1,216	72	1,216	1,232	3/31/2018
12638PAE9	1,542	1,451	92	1,451	1,470	3/31/2018
12667GXM0	2,072	2,032	41	2,032	2,038	3/31/2018
12669GJ51	52	41	10	41	52	3/31/2018
12669GT50	42	39	2	39	38	3/31/2018
151314CC3	702	548	155	548	682	3/31/2018
151314DJ7	228	227	—	227	217	3/31/2018
17029RAA9	351	334	17	334	283	3/31/2018
225470S95	794	585	210	585	760	3/31/2018
36185MBN1	182	180	2	180	181	3/31/2018
3622MPAT5	48	47	—	47	48	3/31/2018
45660LHT9	639	588	51	588	606	3/31/2018
46628LBJ6	622	241	380	241	503	3/31/2018
57643MDX9	41	29	12	29	41	3/31/2018
57643MDY7	15	9	6	9	14	3/31/2018
61751DAE4	523	491	32	491	518	3/31/2018
61752RAH5	514	478	36	478	500	3/31/2018
61752RAJ1	1,140	1,059	82	1,059	1,115	3/31/2018

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 19 - LOAN-BACKED AND STRUCTURED SECURITY IMPAIRMENTS (continued)

IMPAIRMENTS TAKEN ON CURRENT HOLDINGS DURING THE CURRENT YEAR
(1)	(2)	(3)	(4)	(5)	(6)	(7)
CUSIP(1,2)	Amortized Cost Before Current Period OTTI	Projected Cash Flows	Current Period Recognized OTTI	Amortized Cost After OTTI	Fair Value	Financial Statement Reporting Period
69336RDQ0	721	603	118	603	623	3/31/2018
69337VAE0	2,374	2,018	356	2,018	2,207	3/31/2018
76110VSU3	1,007	1,002	5	1,002	920	3/31/2018
78477AAA5	300	300	—	300	252	3/31/2018
863579XV5	337	323	14	323	299	3/31/2018
93934FEM0	1,202	1,132	70	1,132	1,160	3/31/2018
Subtotal - General Account	XXX	XXX	$7,258	XXX	XXX
Guaranteed Separate Accounts
009451AP0	$2	$2	$—	$2	$2	12/31/2018
02147QAF9	466	464	2	464	442	12/31/2018
059469AF3	177	176	1	176	176	12/31/2018
05951KBA0	45	44	1	44	44	12/31/2018
12544VAB5	20	19	1	19	19	12/31/2018
12627HAK6	160	157	3	157	153	12/31/2018
12628KAF9	137	134	3	134	124	12/31/2018
126384AQ9	40	37	3	37	38	12/31/2018
3622E8AC9	70	65	5	65	66	12/31/2018
3622MPAT5	40	39	1	39	39	12/31/2018
36244SAC2	263	244	20	244	256	12/31/2018
36244SAF5	249	231	19	231	243	12/31/2018
61749EAH0	199	187	13	187	189	12/31/2018
61751DAE4	64	60	5	60	60	12/31/2018
76110VSU3	6	6	—	6	6	12/31/2018
86359B5U1	55	50	5	50	54	12/31/2018
059515AE6	124	124	—	124	120	9/30/2018
12627HAK6	164	164	—	164	161	9/30/2018
12628KAF9	142	140	2	140	137	9/30/2018
76110VSU3	7	7	—	7	6	9/30/2018
009451AP0	6	2	4	2	2	6/30/2018
059469AF3	200	189	11	189	197	6/30/2018
059515AE6	134	129	5	129	126	6/30/2018
05951KBA0	253	237	15	237	249	6/30/2018
12544VAB5	22	21	1	21	22	6/30/2018
12627HAK6	177	171	6	171	171	6/30/2018
76110VSU3	8	8	—	8	7	6/30/2018
94984FAT6	27	25	1	25	27	6/30/2018

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 19 - LOAN-BACKED AND STRUCTURED SECURITY IMPAIRMENTS (continued)

IMPAIRMENTS TAKEN ON CURRENT HOLDINGS DURING THE CURRENT YEAR
(1)	(2)	(3)	(4)	(5)	(6)	(7)
CUSIP(1,2)	Amortized Cost Before Current Period OTTI	Projected Cash Flows	Current Period Recognized OTTI	Amortized Cost After OTTI	Fair Value	Financial Statement Reporting Period
05951KBA0	55	52	3	52	54	3/31/2018
1248MBAL9	229	225	3	225	216	3/31/2018
12627HAK6	189	181	8	181	178	3/31/2018
3622MPAT5	48	47	—	47	48	3/31/2018
45660LHT9	852	784	67	784	809	3/31/2018
61751DAE4	75	70	5	70	74	3/31/2018
76110VSU3	9	9	—	9	8	3/31/2018
Subtotal - Guaranteed Separate Accounts	XXX	XXX	$213	XXX	XXX
Grand Total	XXX	XXX	$7,471	XXX	XXX

(1)Only the impaired lots within each CUSIP are included within this table.
(2)CUSIP amounts less than $1 thousand within this table are shown as zero.

NOTE 20 - SUBSEQUENT EVENTS

At March 7, 2019, the date the financial statements were available to be issued, there have been no events occurring subsequent to the close of the Company’s books or accounts for the accompanying statutory financial statements that would have a material effect on the financial condition of the Company.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

GLOSSARY OF TERMS

Term	Description
ABS	Asset-backed securities
AVR	Asset valuation reserve
CMBS	Commercial mortgage-backed securities
COLI	Corporate owned life insurance
CSAs	Credit support annexes
DRD	Dividends received deduction
DSID (or “statutory accounting practices”)	Delaware State Insurance Department
DTA	Deferred tax asset(s)
DTL	Deferred tax liability(ies)
FHLB	Federal Home Loan Bank
GMAB	Guaranteed minimum accumulation benefit
GMDB	Guaranteed minimum death benefit
IMR	Interest maintenance reserve
INT 18-01	National Association of Insurance Commissioners Interpretation 18-01
IRC	Internal Revenue Code
IRS	Internal Revenue Service
LIHTC	Low-Income Housing Tax Credit
LTV	Loan to value ratio
MCF	Madison Capital Funding LLC
MCF Note Agreement	New York Life note funding agreement with MCF
MODCO	Modified coinsurance
NAIC	National Association of Insurance Commissioners
NAIC SAP	National Association of Insurance Commissioners’ Accounting Practices and Procedures
NAV	Net asset value
NYLARC	New York Life Agents Reinsurance Company
NYLAZ	NYLIFE Insurance Company of Arizona
NYLCC	New York Life Capital Corporation
NYLIFE Distributors	NYLIFE Distributors LLC
NYLIM	New York Life Investment Management LLC
NYL Investments	New York Life Investment Management Holdings LLC
NYL Investors	NYL Investors LLC
NYLIFE Securities	NYLIFE Securities LLC
OTC	Over-the-counter
OTC-cleared	Over-the-counter clearinghouse
OTC-bilateral	Over-the-counter bilateral agreements
OTTI	Other-than-temporary impairment(s)
PBR	Principle-based reserves
RMBS	Residential mortgage-backed securities

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

Term	Description
SSAP	Statement of statutory accounting principle
Taiwan Branch	NYLIAC's former branch operations in Taiwan
Taiwan Corporation	New York Life Insurance Taiwan Corporation
TCJA	Tax Cuts and Jobs Act
TDR	Troubled debt restructuring
U.S. GAAP	Accounting principles generally accepted in the United States of America
UL	Universal life
VA	Variable annuity
VEBA	Voluntary Employees Beneficiary Association Trusts
VUL	Variable universal life
Yuanta	Yuanta Financials Holding Co., Ltd.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
SCHEDULE 1 - SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA
At and for the Year Ended December 31, 2018

The following is a summary of certain financial information included in exhibits and schedules in the Annual Statement filed with the Delaware Insurance Department subjected to audit procedures by independent auditors and utilized by actuaries in the determination of reserves.

Investment Income Earned:
U.S. government bonds	$218,869,998
Other bonds (unaffiliated)	3,000,332,624
Bonds of affiliates	92,752,269
Preferred stocks (unaffiliated)	34,621
Preferred stocks of affiliates	—
Common stocks (unaffiliated)	39,857,140
Common stocks of affiliates	—
Mortgage loans	608,633,082
Real estate	4,277,326
Premium notes, policy loans and liens	54,331,946
Cash on hand and on deposit	1,588,475
Short-term investments	25,123,509
Derivative instruments	26,137,370
Other invested assets	70,709,613
Aggregate write-ins for investment income	5,992,161
Gross investment income	$4,148,640,134

Real Estate Owned - Book Value less Encumbrances	$56,576,567

Mortgage Loans - Book Value:
—
Residential mortgages	$24,451,470
Commercial mortgages	13,317,649,189
Mezzanine real estate loans	867,635,686
Total mortgage loans	$14,209,736,345

Mortgage Loans by Standing - Book Value:
Good standing	$14,206,717,793
Good standing with restructured terms	$—
Interest overdue more than 90 days, not in foreclosure	$787,084
Foreclosures in process	$2,231,468

Other Invested Assets - Statement Value	$1,320,214,434

Collateral Loans	$—

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 1 - SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA (continued)

Bonds and Stocks of Parent, Subsidiaries and Affiliates - Book Value:
Bonds	$1,908,690,804
Preferred stocks	$—
Common stocks	$—

Bonds and Short-Term Investments by Maturity and NAIC Designation:
Bonds by maturity - statement value:
Due within one year or less	$6,504,275,403
Over one year through five years	24,937,401,147
Over five years through 10 years	31,246,868,431
Over 10 years through 20 years	23,031,868,331
Over 20 years	1,180,047,616
Total by maturity	$86,900,460,928

Bonds by NAIC designation - statement value
NAIC 1	$56,268,989,359
NAIC 2	26,215,197,326
NAIC 3	2,456,182,067
NAIC 4	1,724,283,128
NAIC 5	193,356,235
NAIC 6	42,452,813
Total by NAIC designation	$86,900,460,928

Total bonds publicly traded	$54,001,599,071
Total bonds privately placed	$32,898,861,857

Preferred Stocks - Statement Value	$11,881,015

Common Stocks - Market Value	$1,315,476,336

Short-Term Investments - Book Value	$8,378,146

Options, Caps and Floors Owned - Statement Value	$65,467,849

Options, Caps and Floors Written and In-Force - Statement Value	$—

Collar, Swap and Forward Agreements Open - Statement Value	$248,679,483

Future Contracts Open - Current Value	$(24,406)

Cash on Deposit	$(173,244,351.85)

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 1 - SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA (continued)

Life Insurance In-Force (in thousands):
Industrial	$—
Ordinary	$175,250,618
Credit life	$—
Group life	$8,159,273

Amount of Accidental Death Insurance In-Force Under
Ordinary Policies (in thousands):	$1,150,451

Life Insurance Policies with Disability Provisions In-Force (in thousands):
Industrial	$—
Ordinary	$16,219,253
Credit life	$—
Group life	$—

Supplementary Contracts In-Force:
Ordinary - not involving life contingencies
Amount on deposit	$368,048,512
Income payable	$55,112,866

Ordinary - involving life contingencies
Income payable	$31,512,544

Group - not involving life contingencies
Amount on deposit	$—
Income payable	$—

Group - involving life contingencies
Income payable	$—

Annuities:
Ordinary
Immediate - amount of income payable	$1,464,351,685
Deferred - fully paid account balance	$44,323,486,514
Deferred - not fully paid - account balance	$28,127,830,831

Group
Amount of income payable	$86,837,027
Fully paid account balance	$2,514,251
Not fully paid - account balance	$—

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 1 - SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA (continued)

Accident and Health Insurance - Premiums In-Force
Ordinary	$—
Group	$—
Credit	$—

Deposit Funds and Dividend Accumulations:
Deposit funds - account balance	$202,101,079
Dividend accumulations - account balance	$—

Claim Payments 2018 (in thousands):
Group accident and health - year ended December 31, 2018
2018	$—
2017	$—
2016	$—
2015	$—
2014	$—
Prior	$—

Other accident and health
2018	$—
2017	$—
2016	$—
2015	$—
2014	$—
Prior	$—

Other coverages that use developmental methods to calculate
claims reserves (in thousands):
2018	$528,192
2017	$485,765
2016	$377,370
2015	$362,968
2014	$293,352
Prior	$39,583

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
SCHEDULE 2 - SUMMARY INVESTMENT SCHEDULE
At and for the Year Ended December 31, 2018

	Gross Investment		Admitted Assets as
Investment Categories	Holdings*		Reported in the Annual Statement
	Amount	Percentage	Amount	Securities Lending Reinvested Collateral Amount	Total Amount	Percentage
Bonds:
U.S. Treasury securities	$592,051,950	0.564%	$592,051,950	—	$592,051,950	0.564%
U.S. government agency & corporate obligations (excluding mortgage-backed securities):
Issued by U.S. government agencies	519,202,447	0.494	519,202,447	—	519,202,447	0.494
Issued by U.S. government-sponsored agencies	525,539,588	0.500	525,539,588	—	525,539,588	0.500
Non-U.S. government (including Canada, excluding mortgage-backed securities)	314,446,201	0.299	314,446,201	—	314,446,201	0.299
Securities issued by states, territories, and possessions and political subdivisions in the U.S.:
State, territories and possessions general obligations	—	—	—	—	—	—
Political subdivisions of states, territories and possessions and political subdivisions general obligations	—	—	—	—	—	—
Revenue and assessment obligations	—	—	—	—	—	—
Industrial development and similar obligations	—	—	—	—	—	—
Mortgage-backed securities (including residential and commercial MBS):
Pass-through securities:
Issued or guaranteed by GNMA	3,610,645,378	3.437	3,610,645,378	—	3,610,645,378	3.437
Issued or guaranteed by FNMA and FHLMC	3,318,596,646	3.159	3,318,596,646	—	3,318,596,646	3.159
All other	—	—	—	—	—	—
CMOs and REMICs:
Issued or guaranteed by GNMA, FNMA, FHLMC or VA	8,094,784,277	7.705	8,094,784,277	—	8,094,784,277	7.706
Issued by non-U.S. government issuers and collateralized by mortgage-backed securities issued or guaranteed by agencies shown in line above	—	—	—	—	—	—
All other	7,076,000,054	6.735	7,076,000,054	—	7,076,000,054	6.736
Other debt and other fixed income securities (excluding short-term):
Unaffiliated domestic securities (including credit tenant loans rated by the SVO)	45,566,678,797	43.373	45,566,678,797	—	45,566,678,797	43.380
Unaffiliated foreign securities	13,392,923,881	12.748	13,392,923,881	—	13,392,923,881	12.750
Affiliated securities	1,908,690,804	1.817	1,908,690,804	—	1,908,690,804	1.817

See accompanying notes to financial statements.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 2 - SUMMARY INVESTMENT SCHEDULE (continued)

	Gross Investment		Admitted Assets as
Investment Categories	Holdings*		Reported in the Annual Statement
	Amount	Percentage	Amount	Securities Lending Reinvested Collateral Amount	Total Amount	Percentage
Equity interests:
Investments in mutual funds	432,111,791	0.004	432,111,791	—	432,111,791	0.004
Preferred stocks:
Affiliated	—	—	—	—	—	—
Unaffiliated	11,881,015	0.000	11,881,015	—	11,881,015	—
Publicly traded equity securities (excluding preferred stocks):
Affiliated	—	—	—	—	—	—
Unaffiliated	848,504,407	0.008	848,504,407	—	848,504,407	0.008
Other equity securities:
Affiliated	—	—	—	—	—	—
Unaffiliated	34,860,138	0.000	34,860,138	—	34,860,138	—
Other equity interests including tangible personal property under lease:
Affiliated	—	—	—	—	—	—
Unaffiliated	—	—	—	—	—	—
Mortgage loans:
Construction and land development	186,100,565	0.002	186,100,565		186,100,565	0.002
Agricultural	—	—	—	—	—	—
Single family residential properties	24,451,470	0.000	24,451,470		24,451,470	—
Multifamily residential properties	4,185,755,320	0.040	4,185,755,320		4,185,755,320
Commercial loans	8,945,793,304	0.085	8,945,793,304		8,945,793,304
Mezzanine real estate loans	867,635,686	0.008	867,635,686		867,635,686	0.008
Real estate investments:
Property occupied by company	—	—	—	—	—	—
Property held for production of income	55,673,628	0.001	55,673,628		55,673,628	0.001
Property held for sale	902,938	0.000	902,938		902,938	—
Policy loans	906,429,204	0.009	894,340,573		894,340,573
Derivatives	418,065,726	0.004	418,065,726		418,065,726	0.004
Receivables for securities	1,010,251	0.000	1,010,251		1,010,251	—
Securities lending	—	—	—	XXX	XXX	XXX
Cash, cash equivalents and short-term investments	1,891,328,585	0.018	1,891,328,585		1,891,328,585	0.018
Other invested assets	1,326,813,258	0.013	1,323,414,245		1,323,414,245	0.013
Total invested assets	$105,056,877,309	100.000%	$105,041,389,665	$—	$105,041,389,665	100.000%
* Gross investment holdings as valued in compliance with NAIC Accounting Practices & Procedures Manual.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
SCHEDULE 3 – INVESTMENT RISKS INTERROGATORIES
At and for the Year Ended December 31, 2018

NAIC Group Code: 0826	NAIC Company Code: 91596	EIN: 13-3044743

The Investment Risks Interrogatories are to be filed by April 1. They are also to be included with the Audited Statutory Financial Statements.

Answer the following interrogatories by reporting the applicable U.S. dollar amounts and percentages of the reporting entity’s total admitted assets held in that category of investments.

1.	Reporting entity’s total admitted assets as reported on Page 2 of this annual statement. $114,943,021,028

2.	Ten largest exposures to a single issuer/borrower/investment.

	Description of		Percentage of Total
Issuer	Exposure	Amount	Admitted Assets
New York Life Insurance Company (Madison Capital Funding LLC)	Affiliated Bonds/Limited Partnership	$2,538,521,397	2.2%
Wells Fargo & Company	Bonds/Equity	$1,127,706,471	1.0%
JPMorgan Chase & Co	Bonds/Equity	$831,475,311	0.7%
Morgan Stanley	Bonds	$695,826,172	0.6%
GS Mortgage Securities	Bonds	$592,484,750	0.5%
General Growth Properties, Inc	Mortgage Loans	$576,573,695	0.5%
CitiGroup	Bonds/Equity	$532,705,389	0.5%
Global Logistic Properties	Mortgage Loans	$479,022,581	0.4%
The Macerich Company	Mortgage Loans	$464,600,000	0.4%
Commingled Pension Trust Fund	Mortgage Loans	$434,236,630	0.4%

3.	Amounts and percentages of the reporting entity’s total admitted assets held in bonds and preferred stocks by NAIC rating.

Rating	Bonds	Percentage of Total Admitted Assets	Preferred Stocks		Percentage of Total Admitted Assets
NAIC – 1	$56,268,989,359	49.0%	P/RP - 1	$—	—%
NAIC – 2	$26,215,197,326	22.8%	P/RP - 2	$—	—%
NAIC – 3	$2,456,182,067	2.1%	P/RP - 3	$184,774	—%
NAIC – 4	$1,724,283,127	1.5%	P/RP - 4	$—	—%
NAIC – 5	$193,356,235	0.2%	P/RP - 5	$—	—%
NAIC – 6	$42,452,813	—%	P/RP - 6	$11,696,240	—%

See accompanying notes to financial statements.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 3 – INVESTMENT RISKS INTERROGATORIES (continued)

4.	Assets held in foreign investments:

Are assets held in foreign investments less than 2.5% of the reporting entity’s total admitted assets? Yes [ ] No [X]

If response to 4.01 above is Yes, responses are not required for interrogatories 5-10

Total admitted assets held in foreign investments	$12,332,878,668	10.7%
Foreign-currency-denominated investments	$—	—%
Insurance liabilities denominated in that same foreign currency	$—	—%

5.	Aggregate foreign investment exposure categorized by NAIC sovereign rating:

Countries rated NAIC-1	$12,138,452,533	10.6%
Countries rated NAIC-2	$138,296,675	0.1%
Countries rated NAIC-3 or below	$56,129,460	0.0%

6.	Largest foreign investment exposures by country, categorized by NAIC sovereign rating:

Countries rated NAIC-1:
United Kingdom	$3,514,212,997	3.1%
Cayman Islands	$2,391,198,385	2.1%
Countries rated NAIC-2:
Mexico	$74,224,291	0.1%
Colombia	$26,033,766	0.0%
Countries rated NAIC-3 or below:
Bahamas	$34,872,617	—%
Barbados	$7,207,514	—%

7. Aggregate unhedged foreign currency exposure	$388,669,665	0.3%

8.	Aggregate unhedged foreign currency exposure categorized by the country’s NAIC sovereign rating:

Countries rated NAIC-1:	$375,243,832	0.3%
Countries rated NAIC-2:	$6,208,281	—%
Countries rated NAIC-3 or below:	$7,217,552	—%

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 3 – INVESTMENT RISKS INTERROGATORIES (continued)

9.	Largest unhedged foreign currency exposures by country, categorized by the country’s NAIC sovereign rating:

Countries rated NAIC-1:
Australia	$141,146,704	0.1%
Luxembourg	$100,542,163	0.1%
Countries rated NAIC-2:
Italy	$2,691,750	—%
India	$2,510,922	—%
Countries rated NAIC-3 or below:
Brazil	$3,315,373	—%
Turkey	$2,754,707	—%

10.	Ten largest non-sovereign (i.e. non-governmental) foreign issues:

Issuer	NAIC Rating
Smith & Nephew PLC	1	$144,500,000	0.1%
Compass Group PLC	1	$135,000,000	0.1%
STATNETT SF	1	$123,800,000	0.1%
Cooperatieve Rabobank UA	1FE	$114,111,394	0.1%
British Land Company PLC	1	$107,439,667	0.1%
Angel Trains GRP	2	$105,581,424	0.1%
BASF SE	1FE	$104,587,347	0.1%
Anglian Water Group LTD	1FE	$99,383,061	0.1%
Lesaffre	2Z	$97,167,732	0.1%
Intertek Group PLC	2	$96,000,000	0.1%

11.	Amounts and percentages of the reporting entity’s total admitted assets held in Canadian investments and unhedged Canadian currency exposure.

Are assets held in Canadian investments less than 2.5% of the reporting entity’s total admitted assets? Yes [X] No [ ]

If response to 11.01 is Yes, detail is not required for the remainder of Interrogatory 11

12.	Report aggregate amounts and percentages of the reporting entity’s total admitted assets held in investments with contractual sales restrictions.

Are assets held in investments with contractual sales restrictions less than 2.5% of the reporting entity’s total admitted assets? Yes[X] No[ ]

If response to 12.01 is Yes, responses are not required for the remainder of Interrogatory 12

13.	Amounts and percentages of admitted assets held in the ten largest equity interests:

Are assets held in equity interest less than 2.5% of the reporting entity’s total admitted assets?
Yes [X] No []

If response to 13.01 above is Yes, responses are not required for the remainder of Interrogatory 13

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 3 – INVESTMENT RISKS INTERROGATORIES (continued)

14. Amounts and percentages of the reporting entity’s total admitted assets held in nonaffiliated, privately placed equities:

Are assets held in nonaffiliated, privately placed equities less than 2.5% of the reporting entity’s total admitted assets? Yes [X] No [ ]

If response to 14.01 above is Yes responses are not required for the remainder of Interrogatory 14

15. Amounts and percentages of the reporting entity’s total admitted assets held in general partnership interests:

Are assets held in general partnership interests less than 2.5% of the reporting entity’s total admitted assets? Yes [X] No [ ]

If response to 15.01 above is Yes responses are not required for the remainder of Interrogatory 15

16. Amounts and percentages of the reporting entity’s total admitted assets held in mortgage loans:

Are mortgage loans reported in Schedule B less than 2.5% of the reporting entity’s total admitted assets? Yes [ ] No [X]

If response to 16.01 above is Yes, responses are not required for the remainder of Interrogatory 16 and Interrogatory 17

Type ( Residential, Commercial, Agricultural)
Commercial	$405,500,000	0.4%
Commercial	$282,488,495	0.2%
Commercial	$196,534,087	0.2%
Commercial	$189,304,732	0.2%
Commercial	$186,944,540	0.2%
Commercial	$155,699,999	0.1%
Commercial	$155,242,420	0.1%
Commercial	$150,032,864	0.1%
Commercial	$145,428,179	0.1%
Commercial	$143,466,702	0.1%

Amount and percentage of the reporting entity’s total admitted assets held in the following categories of mortgage loans:

Construction loans	$181,184,440	0.2%
Mortgage loans over 90 days past due	$787,084	—%
Mortgage loans in the process of foreclosure	$2,231,468	—%
Mortgage loans foreclosed	$862,138	—%
Restructured mortgage loans	$—	—%

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 3 – INVESTMENT RISKS INTERROGATORIES (continued)

17.	Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

Loan-to-Value	Residential		Commercial		Agricultural
above 95%	$0	—%	$—	—%	$—	—%
91% to 95%	$—	—%	$—	—%	$—	—%
81% to 90%	$0	—%	$42,630,189	—%	$—	—%
71% to 80%	$3,375,187	—%	$616,497,243	0.5%	$—	—%
Below 70%	$21,076,282	—%	$13,526,157,444	11.8%	$—	—%
18. Amounts and percentages of the reporting entity’s total admitted assets held in each of the five largest investments in real estate:

Are assets held in real estate reported less than 2.5% of the reporting entity’s total admitted assets
Yes [X] No [ ]

If response to 18.01 above is Yes, responses are not required for the remainder of Interrogatory 18

19. Report aggregate amounts and percentages of the reporting entity’s total admitted assets held in investments held in mezzanine real estate loans:

Are assets held in investment held in mezzanine real estate loans less than 2.5% of the reporting entity’s total admitted assets Yes [X] No [ ]

If response to 19.01 above is Yes, responses are not required for the remainder of Interrogatory 19

20.	Amounts and percentages of the reporting entity’s total admitted assets subject to the following types of agreements:

			At End of Each Quarter
	At Year End		1st Qtr	2nd Qtr	3rd Qtr
Securities lending agreements (do not include assets held as collateral for such transactions)	$684,509,382	0.6%	$659,099,831	$662,687,601	$664,207,601
Repurchase agreements	$—	0.0%	$—	$—	$—
Reverse repurchase agreements	$220,102,000	0.2%	$210,442,000	$224,600,000	$219,840,000
Dollar repurchase agreements	$—	0.0%	$—	$—	$—
Dollar reverse repurchase agreements	$—	0.0%	$—	$—	$—

21.	Amounts and percentages of the reporting entity’s total admitted assets for warrants not attached to other financial instruments, options, caps, and floors:

	Owned		Written

Hedging	$65,467,849	0.1%	$—	—%
Income generation	$—	—%	$—	—%
Other	$—	—%	$—	—%

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 3 – INVESTMENT RISKS INTERROGATORIES (continued)

22.	Amounts and percentages of the reporting entity’s total admitted assets of potential exposure for collars, swaps, and forwards:

At End of Each Quarter
	At Year End		1st Qtr	2nd Qtr	3rd Qtr

Hedging	$85,863,678	0.1%	$88,608,627	$88,964,748	$89,053,692
Income generation	$—	—%	$—	$—	$—
Replications	$—	—%	$—	$—	$—
Other	$—	—%	$—	$—	$—

23.	Amounts and percentages of the reporting entity’s total admitted assets of potential exposure for futures contracts:

At End of Each Quarter
	At Year End		1st Qtr	2nd Qtr	3rd Qtr

Hedging	$198,281	—%	$174,372	$184,220	$187,605
Income generation	$—	—%	$—	$—	$—
Replications	$—	—%	$—	$—	$—
Other	$—	—%	$—	$—	$—

79